                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _________                                        [ ]

Post-Effective Amendment No. 28 (File No. 333-91691)                         [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                    Amendment No. 29 (File No. 811-07623) [X]

                        (Check appropriate box or boxes)

                RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT
           (previously IDS Life of New York Variable Annuity Account)
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
               (previously IDS Life Insurance Company of New York)
                               (Name of Depositor)

                  20 Madison Avenue Extension, Albany, NY 12203
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code (612) 671-2237

     Dixie Carroll, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

     [ ]  immediately upon filing pursuant to paragraph (b)

     [X]  on May 1, 2009 pursuant to paragraph (b)

     [ ]  60 days after filing pursuant to paragraph (a)(1)

     [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

PROSPECTUS

MAY 1, 2009


RIVERSOURCE

RETIREMENT ADVISOR VARIABLE ANNUITY(R)

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

NEW RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY CONTRACTS ARE NOT CURRENTLY BEING OFFERED.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251
            ameriprise.com/variableannuities
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing. Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Fidelity(R) Variable Insurance Products - Service Class
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)
- Janus Aspen Series: Service Shares


- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Series Trust (RVST)

- Royce Capital Fund
- Third Avenue Variable Series Trust
- The Universal Institutional Funds, Inc.
  Van Kampen Life Investment Trust
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contract provides for purchase payment credits which we may reverse up to the maximum surrender charge under certain circumstances.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity's features, benefits, risks and fees.

RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  1

RiverSource Life of NY and its affiliated insurance companies offer several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS




KEY TERMS....................................    3
THE CONTRACT IN BRIEF........................    5
EXPENSE SUMMARY..............................    6
CONDENSED FINANCIAL INFORMATION (UNAUDITED)..   11
FINANCIAL STATEMENTS.........................   11
THE VARIABLE ACCOUNT AND THE FUNDS...........   11
THE FIXED ACCOUNT............................   22
BUYING YOUR CONTRACT.........................   22
CHARGES......................................   24
VALUING YOUR INVESTMENT......................   27
MAKING THE MOST OF YOUR CONTRACT.............   28
SURRENDERS...................................   35
TSA -- SPECIAL PROVISIONS....................   36
CHANGING OWNERSHIP...........................   36
BENEFITS IN CASE OF DEATH -- STANDARD DEATH
  BENEFIT....................................   37
OPTIONAL BENEFIT.............................   38
THE ANNUITY PAYOUT PERIOD....................   39
TAXES........................................   41
VOTING RIGHTS................................   44
SUBSTITUTION OF INVESTMENTS..................   45
ABOUT THE SERVICE PROVIDERS..................   45
APPENDIX: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)................................   47
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION........   59





2  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request, the contract number, the transaction amount (in dollars), the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction, the signatures of all contract owners, exactly as registered on the contract, if necessary, Social Security Number or Taxpayer Identification Number and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you may elect to participate by adding the optional PN program rider for an additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code


     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  3

- Custodial and investment only accounts maintained for qualified plans under
  Section 401(a) of the Code


- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider when you purchase the MAV and/or PN. The rider adds the terms of this optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract. These accounts, in turn, may earn returns that increase the value of the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. (see "The Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: This contract offers optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefit")

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")


     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  5

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE

(Contingent deferred sales load as a percentage of purchase payment surrendered.)



                                                  SURRENDER CHARGE SCHEDULE
               NUMBER OF COMPLETED YEARS FROM
                DATE OF EACH PURCHASE PAYMENT                                    SURRENDER CHARGE PERCENTAGE
                              0                                                               7%

                              1                                                               7

                              2                                                               7

                              3                                                               6

                              4                                                               5

                              5                                                               4

                              6                                                               2

                              7                                                               0



SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

                                                                         ASSUMED INVESTMENT RATE
                                                                         3.50%             5.00%
Qualified annuity discount rate                                           4.72%             6.22%
Nonqualified annuity discount rate                                        4.92%             6.42%


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                                     $30


(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
(As a percentage of the variable account contract value charged annually 60 days following the contract anniversary. The fee applies only if you elect the optional rider.)



MAV RIDER FEE                                                                                     0.15%

PN RIDER FEE                                                          Maximum: 0.20%     Current: 0.10%


ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE
For nonqualified annuities                                                         0.95%
For qualified annuities                                                            0.75%




6  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.55%                4.35%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AIM V.I. Capital Appreciation Fund, Series I          0.61%        --%    0.30%         0.01%          0.92%
Shares

AIM V.I. Capital Development Fund, Series I           0.75         --     0.36          0.01           1.12(1)
Shares

AIM V.I. Global Health Care Fund, Series II           0.75       0.25     0.38          0.01           1.39(2)
Shares

AIM V.I. International Growth Fund, Series II         0.71       0.25     0.35          0.02           1.33(2)
Shares

AllianceBernstein VPS Global Technology               0.75       0.25     0.18            --          1.18
Portfolio (Class B)

AllianceBernstein VPS Growth and Income               0.55       0.25     0.07            --          0.87
Portfolio (Class B)

AllianceBernstein VPS International Value             0.74       0.25     0.07            --          1.06
Portfolio (Class B)

American Century VP International, Class I            1.34         --     0.01            --          1.35

American Century VP Mid Cap Value, Class II           0.90       0.25     0.01            --          1.16

American Century VP Ultra(R), Class II                0.90       0.25     0.01            --          1.16

American Century VP Value, Class I                    0.94         --     0.01            --          0.95

Calvert Variable Series, Inc. Social Balanced         0.70         --     0.22            --          0.92
Portfolio

Columbia Marsico Growth Fund, Variable Series,        0.92         --     0.04            --          0.96
Class A

Columbia Marsico International Opportunities          1.02       0.25     0.12            --          1.39
Fund, Variable Series, Class B

Credit Suisse Trust - Commodity Return Strategy       0.50       0.25     0.31            --           1.06(3)
Portfolio

Credit Suisse Trust - U.S. Equity Flex III            0.70         --     0.75            --           1.45(3)
Portfolio
(previously Credit Suisse Trust - Mid-Cap Core
Portfolio)

Eaton Vance VT Floating-Rate Income Fund              0.58       0.25     0.37            --          1.20

Evergreen VA International Equity Fund - Class 2      0.42       0.25     0.25            --          0.92

Fidelity(R) VIP Contrafund(R) Portfolio Service       0.56       0.25     0.10            --          0.91
Class 2

Fidelity(R) VIP Growth & Income Portfolio             0.46       0.10     0.13            --          0.69
Service Class

Fidelity(R) VIP Mid Cap Portfolio Service Class       0.56       0.10     0.12            --          0.78

Fidelity(R) VIP Overseas Portfolio Service Class      0.71       0.10     0.16            --          0.97

FTVIPT Franklin Global Real Estate Securities         0.80       0.25     0.30            --           1.35(4)
Fund - Class 2

FTVIPT Franklin Small Cap Value Securities            0.52       0.25     0.16          0.01           0.94(5)
Fund - Class 2

Goldman Sachs VIT Mid Cap Value                       0.80         --     0.04            --          0.84
Fund - Institutional Shares

Goldman Sachs VIT Structured Small Cap Equity         0.75         --     0.31            --           1.06(6)
Fund - Institutional Shares

Goldman Sachs VIT Structured U.S. Equity              0.65         --     0.07            --           0.72(7)
Fund - Institutional Shares

Janus Aspen Series Enterprise Portfolio: Service      0.64       0.25     0.03            --          0.92
Shares
(previously Janus Aspen Series Mid Cap Growth
Portfolio: Service Shares)



     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  7

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Janus Aspen Series Global Technology Portfolio:       0.64%      0.25%    0.22%           --%          1.11%
Service Shares

Janus Aspen Series Janus Portfolio: Service           0.64       0.25     0.02          0.01          0.92
Shares
(previously Janus Aspen Series Large Cap Growth
Portfolio: Service Shares)

Janus Aspen Series Overseas Portfolio: Service        0.64       0.25     0.05            --          0.94
Shares
(previously Janus Aspen Series International
Growth Portfolio: Service Shares)

MFS(R) Investors Growth Stock Series - Service        0.75       0.25     0.10            --          1.10
Class

MFS(R) New Discovery Series - Service Class           0.90       0.25     0.11            --          1.26

MFS(R) Utilities Series - Service Class               0.72       0.25     0.09            --          1.06

Neuberger Berman Advisers Management Trust            1.13       0.25     0.21            --           1.59(8)
International Portfolio (Class S)

Oppenheimer Global Securities Fund/VA, Service        0.63       0.25     0.02            --          0.90
Shares

Oppenheimer Main Street Small Cap Fund/VA,            0.70       0.25     0.04            --          0.99
Service Shares

Oppenheimer Strategic Bond Fund/VA, Service           0.55       0.25     0.04          0.01           0.85(9)
Shares

PIMCO VIT All Asset Portfolio, Advisor Share          0.43       0.25       --          0.76           1.44(10)
Class

Putnam VT Vista Fund - Class IB Shares                0.65       0.25     0.15          0.01          1.06

Royce Capital Fund - Micro-Cap Portfolio,             1.25         --     0.07            --          1.32
Investment Class

RVST Disciplined Asset Allocation                       --       0.25     0.89          0.69           1.83(11)
Portfolios - Aggressive

RVST Disciplined Asset Allocation                       --       0.25     0.61          0.66           1.52(11)
Portfolios - Conservative

RVST Disciplined Asset Allocation                       --       0.25     0.30          0.68           1.23(11)
Portfolios - Moderate

RVST Disciplined Asset Allocation                       --       0.25     0.36          0.68           1.29(11)
Portfolios - Moderately Aggressive

RVST Disciplined Asset Allocation                       --       0.25     0.50          0.67           1.42(11)
Portfolios - Moderately Conservative

RVST RiverSource Partners Variable                    0.77       0.13     0.16            --           1.06(12)
Portfolio - Fundamental Value Fund

RVST RiverSource Partners Variable                    0.89       0.13     3.33            --           4.35(12)
Portfolio - Select Value Fund

RVST RiverSource Partners Variable                    0.95       0.13     0.19          0.05           1.32(12)
Portfolio - Small Cap Value Fund

RVST RiverSource Variable Portfolio - Balanced        0.42       0.13     0.16            --          0.71
Fund

RVST RiverSource Variable Portfolio - Cash            0.32       0.13     0.17            --          0.62
Management Fund

RVST RiverSource Variable                             0.44       0.13     0.15            --          0.72
Portfolio - Diversified Bond Fund

RVST RiverSource Variable                             0.59       0.13     0.14            --          0.86
Portfolio - Diversified Equity Income Fund

RVST RiverSource Variable Portfolio - Dynamic         0.44       0.13     0.15          0.02           0.74
Equity Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Equity Fund)

RVST RiverSource Variable Portfolio - Global          0.66       0.13     0.18            --           0.97(12)
Bond Fund

RVST RiverSource Variable Portfolio - Global          0.44       0.13     0.17            --           0.74(12)
Inflation Protected Securities Fund

RVST RiverSource Variable Portfolio - High Yield      0.59       0.13     0.17            --          0.89
Bond Fund

RVST RiverSource Variable Portfolio - Income          0.61       0.13     0.18            --          0.92
Opportunities Fund

RVST RiverSource Variable Portfolio - Mid Cap         0.58       0.13     0.17            --           0.88(12)
Growth Fund

RVST RiverSource Variable Portfolio - Mid Cap         0.73       0.13     0.18            --          1.04
Value Fund

RVST RiverSource Variable Portfolio - S&P 500         0.22       0.13     0.19          0.01           0.55(12)
Index Fund

RVST RiverSource Variable Portfolio - Short           0.48       0.13     0.18            --          0.79
Duration U.S. Government Fund

RVST Seligman Variable Portfolio - Growth Fund        0.45       0.13     0.17          0.04          0.79
(previously RVST RiverSource Variable
Portfolio - Growth Fund)

RVST Seligman Variable Portfolio - Larger-Cap         0.48       0.13     0.67            --           1.28(12)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Large Cap Value Fund)

RVST Seligman Variable Portfolio - Smaller-Cap        0.62       0.13     0.31            --           1.06(12)
Value Fund
(previously RVST RiverSource Variable
Portfolio - Small Cap Advantage Fund)

RVST Threadneedle Variable Portfolio - Emerging       1.15       0.13     0.33            --          1.61
Markets Fund

RVST Threadneedle Variable                            0.82       0.13     0.20            --          1.15
Portfolio - International Opportunity Fund

Third Avenue Value Portfolio                          0.90         --     0.34            --          1.24

Van Kampen Life Investment Trust Comstock             0.56       0.25     0.04            --          0.85
Portfolio, Class II Shares



8  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                   ACQUIRED FUND   GROSS TOTAL
                                                   MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                      FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Van Kampen UIF Global Real Estate Portfolio,          0.85%      0.35%    0.37%           --%          1.57%((13))
Class II Shares

Van Kampen UIF Mid Cap Growth Portfolio, Class        0.75       0.35     0.31            --           1.41(13)
II Shares

Wanger International                                  0.84         --     0.18            --          1.02

Wanger USA                                            0.85         --     0.11            --          0.96

Wells Fargo Advantage VT Asset Allocation Fund        0.55       0.25     0.23          0.01           1.04(14)

Wells Fargo Advantage VT International Core Fund      0.75       0.25     0.43            --           1.43(14)

Wells Fargo Advantage VT Small Cap Growth Fund        0.75       0.25     0.26            --           1.26(14)




   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.30%. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.11%.


 (2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.38% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95% for Credit Suisse Trust - Commodity Return Strategy Portfolio and 1.34% for Credit Suisse Trust - U.S. Equity Flex III Portfolio.


 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.03%.


 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.93%.


 (6) The Investment Adviser has voluntarily agreed to waive a portion of its management fee equal to 0.02% of the Fund's average daily net assets. In addition, the Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.114% of the Fund's average daily net assets. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After fee waivers and expense reductions, net expenses would be 0.86%.


 (7) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (8) Neuberger Berman Management Inc. ("NBM") has undertaken through Dec. 31, 2012, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. NBM has also voluntarily committed to reimburse certain expenses an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53%.


 (9) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82%.


(10) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(12) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable


     RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  9

     Portfolio - Small Cap Value Fund, 0.96% for RVST RiverSource Variable Portfolio - Global Bond Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund, 1.04% for RVST Seligman Variable Portfolio - Larger-Cap Value Fund and 1.12% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund.


(13) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares. The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.


(14) The adviser has contractually agreed through April 30, 2010 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.




EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV and PN**. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT OR
                          IF YOU SURRENDER YOUR CONTRACT AT                IF YOU SELECT AN ANNUITY PAYOUT PLAN AT
                        THE END OF THE APPLICABLE TIME PERIOD:              THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

NONQUALIFIED
ANNUITY              $1,283      $2,435      $3,368      $5,619           $583       $1,735      $2,868      $5,619

QUALIFIED ANNUITY     1,263       2,378       3,279       5,472            563        1,678       2,779       5,472



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select the optional benefit. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                                           IF YOU DO NOT SURRENDER YOUR CONTRACT OR
                                              IF YOU SURRENDER YOUR CONTRACT AT             IF YOU SELECT AN ANNUITY PAYOUT PLAN AT
                                           THE END OF THE APPLICABLE TIME PERIOD:           THE END OF THE APPLICABLE TIME PERIOD:
                                          1 YEAR    3 YEARS    5 YEARS    10 YEARS         1 YEAR    3 YEARS    5 YEARS    10 YEARS
NONQUALIFIED ANNUITY                       $858      $1,190     $1,346     $1,846           $158       $490       $846      $1,846
QUALIFIED ANNUITY                           837       1,127      1,239      1,622            137        427        739       1,622




   * In these examples, the $30 contract administrative charge is approximated as a .041% charge. This percentage was determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to the contract by the total average net assets that are attributable to the contract.


  ** Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for the optional rider is reflected rather than the fee that is currently being charged.



10  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in Appendix.



FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.





THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher

    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 11 expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


12  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  13

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Capital   Seeks growth of capital.                     Invesco Aim Advisors,
Appreciation                                                    Inc. adviser, advisory
Fund, Series I                                                  entities affiliated with
Shares                                                          Invesco Aim Advisors,
                                                                Inc., subadvisers. On or
                                                                about Aug. 1, 2009, the
                                                                business of Invesco Aim
                                                                Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I. Capital   Seeks long-term growth of capital.           Invesco Aim Advisors,
Development Fund,                                               Inc. adviser, advisory
Series I Shares                                                 entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers. On or
                                                                about Aug. 1, 2009, the
                                                                business of Invesco Aim
                                                                Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I. Global    Seeks capital growth.                        Invesco Aim Advisors,
Health Care Fund,                                               Inc. adviser, advisory
Series II Shares                                                entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers. On or
                                                                about Aug. 1, 2009, the
                                                                business of Invesco Aim
                                                                Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks long-term growth of capital.           Invesco Aim Advisors,
International                                                   Inc. adviser, advisory
Growth Fund,                                                    entities affiliated with
Series II Shares                                                Invesco Aim Advisors,
                                                                Inc., subadvisers. On or
                                                                about Aug. 1, 2009, the
                                                                business of Invesco Aim
                                                                Advisors, Inc. and
                                                                Invesco Global Asset
                                                                Management, Inc. will be
                                                                combined into Invesco
                                                                Institutional, which
                                                                will be renamed Invesco
                                                                Advisers, Inc. and will
                                                                serve as the Fund's
                                                                investment adviser.
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Technology
Portfolio (Class
B)

----------------------------------------------------------------------------------------



14  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century Global
VP International,                                               Investment Management,
Class I                                                         Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class I  secondary objective.                         Investment Management,
                                                                Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through       Calvert Asset Management
Series, Inc.       actively managed portfolio of stocks, bonds  Company, Inc., adviser.
Social Balanced    and money market instruments which offer     New Amsterdam Partners,
Portfolio          income and capital growth opportunity and    LLP, subadviser on
                   which satisfy Portfolio's investment and     equity portion; no
                   social criteria.                             subadviser on fixed-
                                                                income portion.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
Growth Fund,                                                    Advisors, LLC, adviser;
Variable Series,                                                Marsico Capital
Class A                                                         Management, LLC, sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
International                                                   Advisors, LLC, adviser;
Opportunities                                                   Marsico Capital
Fund, Variable                                                  Management, LLC, sub-
Series, Class B                                                 adviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Credit Suisse      Seeks long-term capital appreciation.        Credit Suisse Asset
Trust - U.S.                                                    Management, LLC
Equity Flex III
Portfolio
(previously
Credit Suisse
Trust - Mid-Cap
Core Portfolio)
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks long-term capital growth and           Evergreen Investment
International      secondarily, modest income.                  Management Company, LLC
Equity
Fund - Class 2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.

----------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  15

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks high total return through a            FMR, investment manager;
Growth & Income    combination of current income and capital    FMR U.K., FMR Far East,
Portfolio Service  appreciation. Normally invests a majority    sub-advisers.
Class              of assets in common stocks with a focus on
                   those that pay current dividends and show
                   potential for capital appreciation. Invests
                   in domestic and foreign issuers. The Fund
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Mid Cap Portfolio  invests primarily in common stocks.          FMR U.K., FMR Far East,
Service Class      Normally invests at least 80% of assets in   sub-advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Overseas           invests primarily in common stocks           FMR U.K., FMR Far East,
Portfolio Service  allocating investments across different      Fidelity International
Class              countries and regions. Normally invests at   Investment Advisors
                   least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital through a  Goldman Sachs Asset
Structured Small   broadly diversified portfolio of equity      Management, L.P.
Cap Equity         investments in U.S. issuers.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Enterprise                                               LLC
Portfolio:
Service Shares
(previously Janus
Aspen Series Mid
Cap Growth
Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
(previously Janus
Aspen Series
Large Cap Growth
Portfolio:
Service Shares)

----------------------------------------------------------------------------------------



16  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares
(previously Janus
Aspen Series
International
Growth Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management Inc.
Management Trust   foreign companies.
International
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Strategic Bond     principally derived from interest on debt
Fund/VA, Service   securities.
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management period.
Class
----------------------------------------------------------------------------------------

Putnam VT Vista    Seeks capital appreciation.                  Putnam Investment
Fund - Class IB                                                 Management, LLC
Shares
----------------------------------------------------------------------------------------

Royce Capital      Seeks long-term growth of capital.           Royce & Associates, LLC
Fund - Micro-Cap
Portfolio,
Investment Class
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios - Agg-  risk. This is a "fund of funds" and seeks
ressive            to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.

----------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  17

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital growth.              RiverSource Investments,
Partners Variable                                               LLC, adviser; Davis
Portfolio - Fund-                                               Selected Advisers, L.P.,
amental Value                                                   subadviser.
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Partners Variable                                               LLC, adviser; Systematic
Portfolio - Sele-                                               Financial Management,
ct Value Fund                                                   L.P. and WEDGE Capital
                                                                Management L.L.P., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Partners Variable                                               LLC, adviser; Barrow,
Portfolio - Small                                               Hanley, Mewhinney &
Cap Value Fund                                                  Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio - Bala-  current income.
nced Fund

----------------------------------------------------------------------------------------



18  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio - Dive-
rsified Equity
Income Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio - Dyna-
mic Equity Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Equity Fund)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio - Glob-  capital.
al Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio - Inco-
me Opportunities
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund

----------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  19

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Grow-
th Fund
(previously RVST
RiverSource
Variable
Portfolio - Grow-
th Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Larg-
er-Cap Value Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Value Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser; Kenwood
Portfolio - Smal-                                               Capital Management LLC,
ler-Cap Value                                                   sub-adviser.
Fund (previously
RVST RiverSource
Variable
Portfolio - Small
Cap Advantage
Fund)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - Emer-                                               Threadneedle
ging Markets Fund                                               International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - In-                                                 Threadneedle
ternational                                                     International Limited,
Opportunity Fund                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Third Avenue       Seeks long-term capital appreciation.        Third Avenue Management
Value Portfolio                                                 LLC
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, L.P.

----------------------------------------------------------------------------------------



20  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Asset Allocation                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
International                                                   adviser; Wells Capital
Core Fund                                                       Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------





    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  21

THE FIXED ACCOUNT


You also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an owner or an annuitant if you are 89 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of a percent increments.

We applied your initial purchase payment within two business days after we received it at our home office. However, we will credit additional purchase payments you make to your accounts on the valuation date we receive them.

If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities or you selected a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 60th day after the contract's effective date; and

- no later than the annuitant's 90th birthday, or a date that has been otherwise agreed to by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday, or a date that has been otherwise agreed to by us.


22  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary completed claim. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs and TSAs, and in that case, may delay annuity payout start date for this contract.

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
  If paying by installments under a scheduled payment plan:
     $23.08 biweekly, or

     $50 per month
  If paying by any other method:
     $50

(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.

MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2)
     $100,000 for ages through 85

     $50,000 for ages 86 to 89


(2) These annual contribution limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS
We add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").


We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the twelve months period since the purchase payment credit was applied.


We pay for the credit primarily through lower costs associated with larger sized contracts, including, lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners.

    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  23

The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee. For nonqualified annuities the fee totals 0.95% of the average daily net assets on an annual basis. For qualified annuities the fee totals 0.75% of the average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.15% of your variable account contract value. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

(1) The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.

PN RIDER FEE
We charge a fee for this optional feature only if you select it. This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the

24 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). If selected, we deduct an annual fee of 0.10% of your variable account contract value less any excluded accounts. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts less any excluded accounts, in the same proportion your interest in each subaccount bears to your total variable account contract value less any excluded accounts (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary.


This fee does not apply after annuity payouts begin.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. A surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven years before surrender.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA).

The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary; and

- current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

        NUMBER OF COMPLETED YEARS FROM
        DATE OF EACH PURCHASE PAYMENT                   SURRENDER CHARGE PERCENTAGE
                      0                                              7%
                      1                                              7
                      2                                              7
                      3                                              6
                      4                                              5
                      5                                              4
                      6                                              2
                      7                                              0


PARTIAL SURRENDERS
For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  25

EXAMPLE:
Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount actually surrendered from your contract is $1,075.27. We determine this amount as follows:

     AMOUNT REQUESTED
                                     $1,000
   -------------------        OR    -------  = $1,075.27
  1.00 - surrender charge             .93


By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and applicable prorated MAV charge.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                                                  ASSUMED INVESTMENT RATE
                                                                 3.50%              5.00%
Qualified annuity discount rate                                  4.72%              6.22%
Nonqualified annuity discount rate                               4.92%              6.42%


SURRENDER CHARGE CALCULATION EXAMPLE
The following is an example of the calculation we would make to determine the surrender charge on a contract that contains a seven-year surrender charge schedule with this history:

- We received these payments:

  - $10,000 paid on the contract date;

  - $8,000 paid during the sixth contract year;

  - $6,000 paid during the eighth contract year; and

- The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

- The contract value was $28,000 on the ninth contract anniversary.


SURRENDER
  CHARGE   EXPLANATION
   $  0    $2,500 is contract earnings surrendered without charge; and

      0    $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).

           (10% x $28,000) = $2,800 - $2,500 = $300

      0    $10,000 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and

    480    $8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment; and

    420    $6,000 purchase payment is surrendered with a 7% surrender charge since there has been 1 completed year from date of purchase payment.
   ----


   $900


WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity provided the amount is no greater than the RMDs for the specific contract in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*; and

- death benefits.*

* However, we will reverse certain purchase payment credits up to the maximum surrender charge. (See "Buying your contract -- Purchase payment credits.")


26  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the MAV rider fee (if selected); and

- minus any prorated portion of the PN rider fee (if selected).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge or a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS 27 and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the MAV rider fee (if selected); and/or

- a prorated portion of the PN rider fee (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up an automated transfer if the PN is selected. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number of dollars                            AMOUNT     ACCUMULATION     OF UNITS
each month ...                                           MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                          Jan       $100           $20           5.00
                                                          Feb        100            18           5.56
you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67
per unit market price is low...                           May        100            16           6.25
                                                          Jun        100            18           5.56
                                                          Jul        100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high...                                   Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be no more than one digit past the decimal numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other

28 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program. (see "Portfolio Navigator Asset Allocation Program" below)

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program is available for nonqualified annuities and for qualified annuities. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account (if available under the PN program) that represent various asset classes (allocation options).


The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio.


You may elect to participate in the PN program at any time for an additional charge (see "Charges"). You may cancel your participation in the PN program at any time by giving us written notice. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.


You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.

You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  29

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Dollar-cost averaging arrangements (DCA) are currently not allowed while you are participating in the PN program. If we choose to allow for DCA arrangements, we will designate one or more subaccounts as "excluded accounts" which are not part of a model portfolio. If an account has been designated as an excluded account and you set up a DCA arrangement, we will make monthly transfers in accordance with your instructions from the excluded account into the model portfolio you have chosen.


30  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value according to the updated model portfolio. If you do not want your contract value to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  31

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while a PN model is in effect.

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract value from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days.

- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT INVEST IN THE CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


32  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, the dollar-cost averaging and asset rebalancing programs that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney.

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  33

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up automated transfers.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)



34  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

 3 BY TELEPHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire contract balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your sales representative.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  35

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities.



Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written arrangement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.


The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - effective Jan. 1, 2009, the distribution is due to plan termination; or

  - effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the

36 RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:


- contract value less any purchase payment credits subject to reversal, less any applicable rider charges;


- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:


- contract value less any purchase payment credits subject to reversal, less any applicable rider charges; or


- purchase payments minus adjusted partial surrenders.


ADJUSTED PARTIAL SURRENDERS   =    PS X DB
                                  ---------
                                      CV






  PS = the amount by which the contract value is reduced as a result of the partial surrender.


  DB = is the death benefit on the date of (but prior to) the partial surrender.

  CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the second contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.


We calculate the death benefit as follows:
        The contract value on the most recent sixth contract anniversary:           $30,000.00
        plus purchase payments made since that anniversary:                              +0.00
        minus adjusted partial surrenders taken since that anniversary calculated as:
        $1,500 x $30,000

        ----------------                                                             -1,607.14
             $28,000
                                                                                    ----------
        for a death benefit of:                                                     $28,392.86


IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  37

NONQUALIFIED ANNUITIES


If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.


If you elected an optional rider, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of the rider.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


If you elected an optional rider, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of the rider.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2 the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2 we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFIT


The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If both you and annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary

38  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

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after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


- contract value less any purchase payment credits subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders; or


- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV

- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

EXAMPLE

- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

        Greatest of your contract anniversary contract values:                         $24,000
        plus purchase payments made since that anniversary:                                 +0
        minus adjusted partial surrenders, calculated as:
        $1,500 x $24,000

        ----------------  =                                                             -1,636
             $22,000
                                                                                       -------
        for a death benefit of:                                                        $22,364


IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contact as the contact owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your settlement date. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  39

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AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will be either 4.92% or 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


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ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


ANNUITY PAYOUTS: Generally, unlike surrenders, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state, withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  41

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If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of

42  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

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distributions. You should refer to your retirement plan's Summary Plan
Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan.



Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.



In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.



State withholding also may be imposed on taxable distributions.


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  43

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PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.


44  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable); for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio - Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 0.25% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");


    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  45

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.


RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



46  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

APPENDIX: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.




We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2008.



VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (09/29/2000)
Accumulation unit value at beginning of period      $0.77    $0.69    $0.65    $0.60    $0.57    $0.44    $0.59    $0.78   $1.00
Accumulation unit value at end of period            $0.44    $0.77    $0.69    $0.65    $0.60    $0.57    $0.44    $0.59   $0.78
Number of accumulation units outstanding at end
  of period (000 omitted)                             491      702      821      930    1,017      936      912      897     310

--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/29/2000)
Accumulation unit value at beginning of period      $1.43    $1.30    $1.13    $1.03    $0.90    $0.67    $0.86    $0.94   $1.00
Accumulation unit value at end of period            $0.75    $1.43    $1.30    $1.13    $1.03    $0.90    $0.67    $0.86   $0.94
Number of accumulation units outstanding at end
  of period (000 omitted)                             425      507      646      694      711      742      772      716     256
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $1.02    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.80    $1.13    $1.02       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             590      419    1,896       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES* (11/01/2005)
Accumulation unit value at beginning of period      $1.57    $1.39    $1.09    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.93    $1.57    $1.39    $1.09       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,525    2,450       32       --       --       --       --       --      --
*Effective Feb. 13, 2009, Putnam VT International New Opportunities Fund - Class IB Shares was substituted with AIM V.I.
  International Growth Fund, Series II Shares.
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period      $1.36    $1.14    $1.06    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.71    $1.36    $1.14    $1.06       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             309      363      746      160       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period      $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.97    $1.00      --
Accumulation unit value at end of period            $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,632    8,669   10,042   10,828    9,073    5,594    2,924      307      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at beginning of period      $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98    $1.00      --
Accumulation unit value at end of period            $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          11,767   11,635   11,404    9,163    4,351    2,161      643       38      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I* (09/29/2000)
Accumulation unit value at beginning of period      $1.21    $1.03    $0.83    $0.74    $0.65    $0.53    $0.66    $0.95   $1.00
Accumulation unit value at end of period            $0.66    $1.21    $1.03    $0.83    $0.74    $0.65    $0.53    $0.66   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                             483      718      801    1,011    1,182    1,240    1,036    1,028     298
*Effective Feb. 13, 2009, American Century VP Value, Class I was substituted with RVST RiverSource Variable
  Portfolio - Diversified Equity Income Fund.
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $0.90    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $0.90       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,176    3,100       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period      $1.19    $0.99    $1.04    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.69    $1.19    $0.99    $1.04       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             782      920    4,333      941       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (09/29/2000)
Accumulation unit value at beginning of period      $1.84    $1.95    $1.66    $1.59    $1.40    $1.10    $1.26    $1.13   $1.00
Accumulation unit value at end of period            $1.34    $1.84    $1.95    $1.66    $1.59    $1.40    $1.10    $1.26   $1.13
Number of accumulation units outstanding at end
  of period (000 omitted)                             726    1,098    1,260    1,395    1,239    1,293    1,194      924       5
--------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period      $1.10    $1.08    $1.00    $0.95    $0.88    $0.75    $0.86    $0.93   $1.00
Accumulation unit value at end of period            $0.75    $1.10    $1.08    $1.00    $0.95    $0.88    $0.75    $0.86   $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,279    1,519    1,455    1,195      895      475      348      124      --
--------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  47

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period      $1.19    $1.02    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.72    $1.19    $1.02       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          16,940   11,279    7,246       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period      $1.27    $1.07    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.65    $1.27    $1.07       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,986    1,950    3,548       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $0.97    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.74    $1.13    $0.97       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,174      752    2,782       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX III PORTFOLIO (09/29/2000)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO)
Accumulation unit value at beginning of period      $0.95    $0.85    $0.84    $0.80    $0.71    $0.50    $0.71    $0.85   $1.00
Accumulation unit value at end of period            $0.58    $0.95    $0.85    $0.84    $0.80    $0.71    $0.50    $0.71   $0.85
Number of accumulation units outstanding at end
  of period (000 omitted)                              96      118      249      281      310      309      338      410     106
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.04    $1.03    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.04    $1.03       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,053    6,237    6,662       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period      $1.20    $1.03    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $1.20    $1.03       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          20,314   16,371   14,295       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $1.22    $1.10    $0.98    $0.92    $0.87    $0.71    $0.86    $0.95   $1.00
Accumulation unit value at end of period            $0.70    $1.22    $1.10    $0.98    $0.92    $0.87    $0.71    $0.86   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,479    2,257    2,651    3,096    3,183    3,179    2,833    2,740     347
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $2.19    $1.91    $1.71    $1.46    $1.18    $0.86    $0.96    $1.00   $1.00
Accumulation unit value at end of period            $1.32    $2.19    $1.91    $1.71    $1.46    $1.18    $0.86    $0.96   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,840    2,617    2,925    3,232    3,218    2,990    2,759    2,533     462
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $1.46    $1.25    $1.07    $0.91    $0.80    $0.57    $0.72    $0.92   $1.00
Accumulation unit value at end of period            $0.81    $1.46    $1.25    $1.07    $0.91    $0.80    $0.57    $0.72   $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                             423      796    1,016    1,064    1,166      780      832      763     145
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period      $2.10    $2.67    $2.23    $1.98    $1.51    $1.12    $1.11    $1.04   $1.00
Accumulation unit value at end of period            $1.20    $2.10    $2.67    $2.23    $1.98    $1.51    $1.12    $1.11   $1.04
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,752    5,585    8,096    9,097    7,490    4,889    2,603    1,003     137
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period      $2.16    $2.23    $1.92    $1.78    $1.45    $1.10    $1.23    $1.09   $1.00
Accumulation unit value at end of period            $1.44    $2.16    $2.23    $1.92    $1.78    $1.45    $1.10    $1.23   $1.09
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,524    4,553    5,190    5,121    3,861    2,159    1,333      350      18
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2* (03/01/2002)
Accumulation unit value at beginning of period      $1.96    $1.71    $1.42    $1.30    $1.10    $0.84    $1.00       --      --
Accumulation unit value at end of period            $1.16    $1.96    $1.71    $1.42    $1.30    $1.10    $0.84       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             129      199      252      386      418      252      203       --      --
*Effective Feb. 13, 2009, FTVIPT Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity
  Fund - Class 2.
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period      $2.46    $2.40    $2.09    $1.86    $1.49    $1.17    $1.24    $1.11   $1.00
Accumulation unit value at end of period            $1.54    $2.46    $2.40    $2.09    $1.86    $1.49    $1.17    $1.24   $1.11
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,095    8,658   10,266   10,617    6,770    4,304    2,280      796      37
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period      $1.37    $1.65    $1.48    $1.41    $1.22    $0.84    $1.00    $0.96   $1.00
Accumulation unit value at end of period            $0.90    $1.37    $1.65    $1.48    $1.41    $1.22    $0.84    $1.00   $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                              93      162      240      294      435      382      417      442     103
--------------------------------------------------------------------------------------------------------------------------------



48  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period      $1.04    $1.07    $0.95    $0.90    $0.79    $0.62    $0.79    $0.91   $1.00
Accumulation unit value at end of period            $0.65    $1.04    $1.07    $0.95    $0.90    $0.79    $0.62    $0.79   $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,981    8,779   10,535   11,511    4,998    3,397    2,661    1,788     266
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (09/29/2000)
(PREVIOUSLY JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $0.71    $0.59    $0.52    $0.47    $0.39    $0.29    $0.41    $0.69   $1.00
Accumulation unit value at end of period            $0.39    $0.71    $0.59    $0.52    $0.47    $0.39    $0.29    $0.41   $0.69
Number of accumulation units outstanding at end
  of period (000 omitted)                             712      774      848    1,075    1,194    1,263    1,297    1,358     289
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period      $0.54    $0.44    $0.41    $0.37    $0.37    $0.26    $0.44    $0.71   $1.00
Accumulation unit value at end of period            $0.30    $0.54    $0.44    $0.41    $0.37    $0.37    $0.26    $0.44   $0.71
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,274    1,368    1,138    1,248    1,311    1,434    1,198    1,061     219
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $1.06    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.63    $1.06       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          13,325    8,417       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (09/29/2000)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $1.85    $1.46    $1.00    $0.77    $0.65    $0.49    $0.66    $0.87   $1.00
Accumulation unit value at end of period            $0.88    $1.85    $1.46    $1.00    $0.77    $0.65    $0.49    $0.66   $0.87
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,541    5,011    4,995    5,056    5,176    4,688    3,862    2,494     539
--------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/29/2000)
Accumulation unit value at beginning of period      $1.41    $1.29    $1.06    $0.96    $0.84    $0.66    $0.75    $1.00   $1.00
Accumulation unit value at end of period            $0.88    $1.41    $1.29    $1.06    $0.96    $0.84    $0.66    $0.75   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,748    2,939    3,395    3,903    3,187    2,168      777      352      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $0.74    $0.68    $0.63    $0.61    $0.57    $0.47    $0.65    $0.87   $1.00
Accumulation unit value at end of period            $0.47    $0.74    $0.68    $0.63    $0.61    $0.57    $0.47    $0.65   $0.87
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,305    6,287    7,893    8,647    7,097    5,911    4,123    2,296     695
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $0.95    $0.94    $0.83    $0.80    $0.76    $0.57    $0.85    $0.90   $1.00
Accumulation unit value at end of period            $0.57    $0.95    $0.94    $0.83    $0.80    $0.76    $0.57    $0.85   $0.90
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,033    3,572    4,031    4,783    5,498    5,373    4,442    2,760     479
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period      $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89    $1.00      --
Accumulation unit value at end of period            $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,719    3,277    3,617    2,792    1,406      718      283      112      --
--------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period      $1.07    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.57    $1.07    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,519    3,528    3,236       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.49    $1.41    $1.21    $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.88    $1.49    $1.41    $1.21    $1.07       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,308    3,032    3,158    1,793       45       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.27    $1.30    $1.14    $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.78    $1.27    $1.30    $1.14    $1.05       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,049    1,233    1,204      468       15       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.20    $1.11    $1.04    $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.02    $1.20    $1.11    $1.04    $1.02       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          31,552   30,934   20,585    9,132      152       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period      $1.12    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.93    $1.12    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          12,942    9,560    9,475       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  49

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES* (09/29/2000)
Accumulation unit value at beginning of period      $1.21    $1.08    $0.86    $0.73    $0.65    $0.49    $0.57    $0.81   $1.00
Accumulation unit value at end of period            $0.69    $1.21    $1.08    $0.86    $0.73    $0.65    $0.49    $0.57   $0.81
Number of accumulation units outstanding at end
  of period (000 omitted)                             557      879    1,026    1,234    1,386    1,585    1,662    1,676     404
*Effective Feb. 13, 2009, Putnam VT International New Opportunities Fund - Class IB Shares was substituted with AIM V.I.
  International Growth Fund, Series II Shares.
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/29/2000)
Accumulation unit value at beginning of period      $0.67    $0.65    $0.62    $0.56    $0.48    $0.36    $0.52    $0.79   $1.00
Accumulation unit value at end of period            $0.36    $0.67    $0.65    $0.62    $0.56    $0.48    $0.36    $0.52   $0.79
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,926    2,336    2,464    2,910    3,132    3,452    3,552    3,407     767
--------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/29/2000)
Accumulation unit value at beginning of period      $2.53    $2.45    $2.04    $1.84    $1.63    $1.10    $1.27    $0.99   $1.00
Accumulation unit value at end of period            $1.42    $2.53    $2.45    $2.04    $1.84    $1.63    $1.10    $1.27   $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                             317      577      703      808      831      831      789      653     155
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.71       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               1       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.84       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              75       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.76       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             793       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.74       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             103       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.80       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             288       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.12    $1.09    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $1.12    $1.09       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          10,554    7,024    7,764       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.26    $1.20    $1.04    $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.79    $1.26    $1.20    $1.04    $1.04       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             261      377      381      339       45       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at beginning of period      $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07    $1.00      --
Accumulation unit value at end of period            $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,275    8,677    7,149    7,106    4,860    4,184    2,710      606      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.12    $1.11    $0.98    $0.95    $0.87    $0.73    $0.84    $0.95   $1.00
Accumulation unit value at end of period            $0.78    $1.12    $1.11    $0.98    $0.95    $0.87    $0.73    $0.84   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,564    2,567    2,359    2,268    2,153    1,566    1,122      988     129
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/29/2000)
Accumulation unit value at beginning of period      $1.15    $1.10    $1.06    $1.04    $1.04    $1.04    $1.04    $1.01   $1.00
Accumulation unit value at end of period            $1.16    $1.15    $1.10    $1.06    $1.04    $1.04    $1.04    $1.04   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                          20,529   16,724   14,587   10,666   11,956   12,254   15,264   14,112   3,674
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were 0.15%
  and 0.15%, respectively.
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.35    $1.29    $1.25    $1.23    $1.19    $1.14    $1.09    $1.02   $1.00
Accumulation unit value at end of period            $1.25    $1.35    $1.29    $1.25    $1.23    $1.19    $1.14    $1.09   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                          36,244   35,353   31,453   19,926   12,488   10,290    7,749    3,860     476
--------------------------------------------------------------------------------------------------------------------------------



50  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND* (09/29/2000)
Accumulation unit value at beginning of period      $1.91    $1.78    $1.50    $1.33    $1.14    $0.81    $1.01    $1.00   $1.00
Accumulation unit value at end of period            $1.13    $1.91    $1.78    $1.50    $1.33    $1.14    $0.81    $1.01   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                          25,626   25,064   25,790   17,139   10,241    4,410    2,358    1,089      17
*Effective Feb. 13, 2009, American Century VP Value, Class I was substituted with RVST RiverSource Variable
  Portfolio - Diversified Equity Income Fund.
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period      $0.92    $0.90    $0.78    $0.74    $0.71    $0.55    $0.71    $0.88   $1.00
Accumulation unit value at end of period            $0.53    $0.92    $0.90    $0.78    $0.74    $0.71    $0.55    $0.71   $0.88
Number of accumulation units outstanding at end
  of period (000 omitted)                          14,518   17,373   19,411   11,370    2,982      815      363      339     110
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.57    $1.47    $1.39    $1.47    $1.35    $1.20    $1.05    $1.05   $1.00
Accumulation unit value at end of period            $1.55    $1.57    $1.47    $1.39    $1.47    $1.35    $1.20    $1.05   $1.05
Number of accumulation units outstanding at end
  of period (000 omitted)                          10,760   10,966    9,253    6,917    4,157    2,454    1,346      529      95
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.12    $1.04    $1.04    $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.11    $1.12    $1.04    $1.04    $1.02       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,290    9,325   10,578    6,543       21       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.42    $1.40    $1.28    $1.24    $1.12    $0.90    $0.97    $0.93   $1.00
Accumulation unit value at end of period            $1.05    $1.42    $1.40    $1.28    $1.24    $1.12    $0.90    $0.97   $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,622   12,510   14,822   16,084   14,646    9,939    5,182    2,596     465
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.13    $1.11    $1.03    $1.01    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.91    $1.13    $1.11    $1.03    $1.01       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,714    6,770    6,653    1,815        6       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00    $1.00      --
Accumulation unit value at end of period            $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,091    1,416    1,560    1,403    1,420      998      351       86      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period      $1.49    $1.36    $1.19    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.81    $1.49    $1.36    $1.19       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,561    2,944    5,108      351       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.06    $1.01    $0.89    $0.85    $0.78    $0.61    $0.80    $0.92   $1.00
Accumulation unit value at end of period            $0.66    $1.06    $1.01    $0.89    $0.85    $0.78    $0.61    $0.80   $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,907    7,782    8,282    8,983    9,237    6,233    3,963    2,214     129
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.25    $1.19    $1.16    $1.15    $1.15    $1.14    $1.09    $1.03   $1.00
Accumulation unit value at end of period            $1.21    $1.25    $1.19    $1.16    $1.15    $1.15    $1.14    $1.09   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,386    8,083    9,055   10,771   11,923    9,919    8,720    2,737     252
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period      $0.61    $0.60    $0.54    $0.50    $0.47    $0.39    $0.53    $0.77   $1.00
Accumulation unit value at end of period            $0.34    $0.61    $0.60    $0.54    $0.50    $0.47    $0.39    $0.53   $0.77
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,359   10,651   12,217   13,724    6,535    5,159    3,200    2,185     741
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period      $1.25    $1.27    $1.07    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.25    $1.27    $1.07    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              95      137      187       70       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period      $1.37    $1.44    $1.30    $1.25    $1.06    $0.72    $0.88    $0.95   $1.00
Accumulation unit value at end of period            $0.83    $1.37    $1.44    $1.30    $1.25    $1.06    $0.72    $0.88   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,628    1,938    2,442    3,007    2,896    1,716      913      440      65
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (09/29/2000)
Accumulation unit value at beginning of period      $3.37    $2.46    $1.85    $1.39    $1.13    $0.81    $0.87    $0.88   $1.00
Accumulation unit value at end of period            $1.55    $3.37    $2.46    $1.85    $1.39    $1.13    $0.81    $0.87   $0.88
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,784    3,347    3,067    2,792      711      217      149      100       7
--------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  51

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.20    $1.07    $0.87    $0.77    $0.66    $0.52    $0.64    $0.91   $1.00
Accumulation unit value at end of period            $0.71    $1.20    $1.07    $0.87    $0.77    $0.66    $0.52    $0.64   $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,245    2,990    3,257    3,145    2,082      359      191      182      13
--------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period      $2.30    $2.44    $2.12    $1.86    $1.57    $1.11    $1.25    $1.11   $1.00
Accumulation unit value at end of period            $1.29    $2.30    $2.44    $2.12    $1.86    $1.57    $1.11    $1.25   $1.11
Number of accumulation units outstanding at end
  of period (000 omitted)                             677    1,123    1,416    1,537    1,606    1,714    1,631    1,463     193
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.19    $1.23    $1.07    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.76    $1.19    $1.23    $1.07    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          12,695   11,798   13,974   10,069       65       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.11    $1.23    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.61    $1.11    $1.23       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,528    2,291    2,781       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.20    $0.99    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.64    $1.20    $0.99       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,210    1,294    2,389       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/29/2000)
Accumulation unit value at beginning of period      $1.95    $1.69    $1.24    $1.03    $0.80    $0.54    $0.63    $0.80   $1.00
Accumulation unit value at end of period            $1.05    $1.95    $1.69    $1.24    $1.03    $0.80    $0.54    $0.63   $0.80
Number of accumulation units outstanding at end
  of period (000 omitted)                          10,494   11,177   12,711   11,740    7,114    4,070    1,930      833     190
--------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/29/2000)
Accumulation unit value at beginning of period      $1.93    $1.85    $1.73    $1.56    $1.33    $0.94    $1.13    $1.03   $1.00
Accumulation unit value at end of period            $1.16    $1.93    $1.85    $1.73    $1.56    $1.33    $0.94    $1.13   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                          11,268   13,451   14,502   14,569   10,599    6,621    2,942      855      77
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.37    $1.28    $1.15    $1.10    $1.02    $0.84    $0.97    $1.00      --
Accumulation unit value at end of period            $0.96    $1.37    $1.28    $1.15    $1.10    $1.02    $0.84    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,101    2,512    2,477    2,532    2,515    2,471    2,188    1,255      --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.43    $1.28    $1.06    $0.98    $0.90    $0.69    $0.90    $1.00      --
Accumulation unit value at end of period            $0.80    $1.43    $1.28    $1.06    $0.98    $0.90    $0.69    $0.90      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             824    1,016    1,118    1,247    1,438      938      461       65      --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94    $1.00      --
Accumulation unit value at end of period            $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,865    2,522    1,762    1,473    1,593    1,080      587      140      --
--------------------------------------------------------------------------------------------------------------------------------







VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES I SHARES (09/29/2000)
Accumulation unit value at beginning of period      $0.75    $0.68    $0.65    $0.60    $0.57    $0.44    $0.59    $0.78   $1.00
Accumulation unit value at end of period            $0.43    $0.75    $0.68    $0.65    $0.60    $0.57    $0.44    $0.59   $0.78
Number of accumulation units outstanding at end
  of period (000 omitted)                             610      948    1,117    1,181    1,364    1,417    1,542    1,628     576
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES I SHARES (09/29/2000)
Accumulation unit value at beginning of period      $1.41    $1.29    $1.11    $1.03    $0.90    $0.67    $0.86    $0.94   $1.00
Accumulation unit value at end of period            $0.74    $1.41    $1.29    $1.11    $1.03    $0.90    $0.67    $0.86   $0.94
Number of accumulation units outstanding at end
  of period (000 omitted)                             202      291      308      451      603      627      754    1,015     468
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $1.02    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.80    $1.13    $1.02       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             545      444      892       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES* (11/01/2005)
Accumulation unit value at beginning of period      $1.57    $1.38    $1.09    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.92    $1.57    $1.38    $1.09       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,203    1,506       41       --       --       --       --       --      --
*Effective Feb. 13, 2009, Putnam VT International New Opportunities Fund - Class IB Shares was substituted with AIM V.I.
  International Growth Fund, Series II Shares.

--------------------------------------------------------------------------------------------------------------------------------



52  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period      $1.35    $1.14    $1.06    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.70    $1.35    $1.14    $1.06       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             249      316      302       65       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period      $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96    $1.00      --
Accumulation unit value at end of period            $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,315    5,003    5,777    6,121    5,022    3,923    2,930      730      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at beginning of period      $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98    $1.00      --
Accumulation unit value at end of period            $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,466    6,875    6,633    5,012    2,202    1,112      400       29      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).

--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS I (09/29/2000)
Accumulation unit value at beginning of period      $1.19    $1.02    $0.82    $0.73    $0.64    $0.52    $0.66    $0.94   $1.00
Accumulation unit value at end of period            $0.65    $1.19    $1.02    $0.82    $0.73    $0.64    $0.52    $0.66   $0.94
Number of accumulation units outstanding at end
  of period (000 omitted)                             738    1,120    1,194    1,304    1,372    1,559    1,484    1,421     313
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $0.90    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.67    $0.90       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,860    1,583       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period      $1.19    $0.99    $1.04    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.69    $1.19    $0.99    $1.04       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             394      409    1,987      389       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I* (09/29/2000)
Accumulation unit value at beginning of period      $1.81    $1.93    $1.64    $1.58    $1.39    $1.09    $1.26    $1.13   $1.00
Accumulation unit value at end of period            $1.31    $1.81    $1.93    $1.64    $1.58    $1.39    $1.09    $1.26   $1.13
Number of accumulation units outstanding at end
  of period (000 omitted)                             753    1,491    1,739    1,751    1,713    1,494    1,337    1,354      89
*Effective Feb. 13, 2009, American Century VP Value, Class I was substituted with RVST RiverSource Variable
  Portfolio - Diversified Equity Income Fund.

--------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period      $1.08    $1.06    $0.99    $0.94    $0.88    $0.74    $0.86    $0.93   $1.00
Accumulation unit value at end of period            $0.74    $1.08    $1.06    $0.99    $0.94    $0.88    $0.74    $0.86   $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,596    1,765    1,878    1,638      959      544      311      289      15
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period      $1.19    $1.02    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.71    $1.19    $1.02       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          10,986    6,387    3,929       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period      $1.26    $1.07    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.65    $1.26    $1.07       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,003    1,019    1,770       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $0.97    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.74    $1.13    $0.97       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,404      789    1,558       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - U.S. EQUITY FLEX III PORTFOLIO (09/29/2000)
(PREVIOUSLY CREDIT SUISSE TRUST - MID-CAP CORE PORTFOLIO)
Accumulation unit value at beginning of period      $0.93    $0.84    $0.84    $0.79    $0.70    $0.50    $0.71    $0.85   $1.00
Accumulation unit value at end of period            $0.57    $0.93    $0.84    $0.84    $0.79    $0.70    $0.50    $0.71   $0.85
Number of accumulation units outstanding at end
  of period (000 omitted)                             194      253      308      395      404      459      476      669     312
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.04    $1.03    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.04    $1.03       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,487    3,603    3,669       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period      $1.20    $1.03    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $1.20    $1.03       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          12,130    8,730    7,042       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  53

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $1.20    $1.08    $0.97    $0.91    $0.87    $0.71    $0.86    $0.95   $1.00
Accumulation unit value at end of period            $0.69    $1.20    $1.08    $0.97    $0.91    $0.87    $0.71    $0.86   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,847    2,885    3,369    3,780    3,892    3,776    3,442    3,397     402
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $2.16    $1.89    $1.69    $1.45    $1.17    $0.85    $0.96    $1.00   $1.00
Accumulation unit value at end of period            $1.29    $2.16    $1.89    $1.69    $1.45    $1.17    $0.85    $0.96   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,842    2,903    3,269    3,605    3,582    3,450    3,017    3,118     439
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $1.44    $1.24    $1.06    $0.90    $0.80    $0.56    $0.71    $0.92   $1.00
Accumulation unit value at end of period            $0.80    $1.44    $1.24    $1.06    $0.90    $0.80    $0.56    $0.71   $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                             683    1,174    1,258    1,169    1,245    1,023      973    1,046     148
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period      $2.07    $2.64    $2.21    $1.96    $1.50    $1.12    $1.11    $1.04   $1.00
Accumulation unit value at end of period            $1.18    $2.07    $2.64    $2.21    $1.96    $1.50    $1.12    $1.11   $1.04
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,520    3,992    5,455    6,194    5,320    3,834    2,650    1,215     150
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period      $2.13    $2.20    $1.90    $1.76    $1.44    $1.10    $1.22    $1.08   $1.00
Accumulation unit value at end of period            $1.41    $2.13    $2.20    $1.90    $1.76    $1.44    $1.10    $1.22   $1.08
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,095    3,284    3,540    3,470    2,522    1,628      986      410      56
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2* (03/01/2002)
Accumulation unit value at beginning of period      $1.94    $1.69    $1.41    $1.29    $1.10    $0.84    $1.00       --      --
Accumulation unit value at end of period            $1.14    $1.94    $1.69    $1.41    $1.29    $1.10    $0.84       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             165      202      248      357      328      255       92       --      --
*Effective Feb. 13, 2009, FTVIPT Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity
  Fund - Class 2.

--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period      $2.43    $2.37    $2.06    $1.85    $1.48    $1.16    $1.23    $1.11   $1.00
Accumulation unit value at end of period            $1.51    $2.43    $2.37    $2.06    $1.85    $1.48    $1.16    $1.23   $1.11
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,092    6,530    7,397    7,580    5,065    3,549    2,398    1,096     162
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period      $1.35    $1.63    $1.47    $1.40    $1.21    $0.84    $1.00    $0.96   $1.00
Accumulation unit value at end of period            $0.88    $1.35    $1.63    $1.47    $1.40    $1.21    $0.84    $1.00   $0.96
Number of accumulation units outstanding at end
  of period (000 omitted)                             243      343      372      413      521      565      661      727     107
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period      $1.03    $1.06    $0.94    $0.89    $0.79    $0.61    $0.79    $0.91   $1.00
Accumulation unit value at end of period            $0.64    $1.03    $1.06    $0.94    $0.89    $0.79    $0.61    $0.79   $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,344    5,998    7,046    7,488    4,379    2,692    2,301    1,422     202
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES ENTERPRISE PORTFOLIO: SERVICE SHARES (09/29/2000)
(PREVIOUSLY JANUS ASPEN SERIES MID CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $0.70    $0.58    $0.52    $0.46    $0.39    $0.29    $0.41    $0.68   $1.00
Accumulation unit value at end of period            $0.39    $0.70    $0.58    $0.52    $0.46    $0.39    $0.29    $0.41   $0.68
Number of accumulation units outstanding at end
  of period (000 omitted)                             834    1,038    1,226    1,353    1,509    1,785    2,305    2,460     682
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period      $0.53    $0.44    $0.41    $0.37    $0.37    $0.26    $0.44    $0.71   $1.00
Accumulation unit value at end of period            $0.29    $0.53    $0.44    $0.41    $0.37    $0.37    $0.26    $0.44   $0.71
Number of accumulation units outstanding at end
  of period (000 omitted)                             929    1,099    1,145    1,143    1,305    1,427    1,276    1,190     260
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $1.06    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.63    $1.06       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,662    4,056       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (09/29/2000)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $1.83    $1.44    $0.99    $0.76    $0.65    $0.48    $0.66    $0.87   $1.00
Accumulation unit value at end of period            $0.86    $1.83    $1.44    $0.99    $0.76    $0.65    $0.48    $0.66   $0.87
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,402    4,652    4,123    3,778    3,724    3,654    4,229    3,147     640
--------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/29/2000)
Accumulation unit value at beginning of period      $1.42    $1.29    $1.06    $0.97    $0.85    $0.67    $0.76    $1.01   $1.00
Accumulation unit value at end of period            $0.88    $1.42    $1.29    $1.06    $0.97    $0.85    $0.67    $0.76   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,718    2,660    3,420    3,932    3,125    1,977      714      498      16
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).

--------------------------------------------------------------------------------------------------------------------------------



54  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $0.73    $0.67    $0.63    $0.61    $0.56    $0.46    $0.65    $0.87   $1.00
Accumulation unit value at end of period            $0.46    $0.73    $0.67    $0.63    $0.61    $0.56    $0.46    $0.65   $0.87
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,841    3,602    4,618    5,560    5,021    4,726    4,234    3,342     685
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $0.94    $0.92    $0.83    $0.79    $0.75    $0.57    $0.85    $0.90   $1.00
Accumulation unit value at end of period            $0.56    $0.94    $0.92    $0.83    $0.79    $0.75    $0.57    $0.85   $0.90
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,779    2,321    2,844    3,667    4,463    4,471    3,982    2,670     527
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period      $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89    $1.00      --
Accumulation unit value at end of period            $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,107    2,729    2,801    2,287    1,297      759      512      218      --
--------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period      $1.07    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.57    $1.07    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,572    1,809    1,600       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.48    $1.41    $1.21    $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.87    $1.48    $1.41    $1.21    $1.07       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,652    2,077    2,319    1,151       31       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.26    $1.29    $1.14    $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.77    $1.26    $1.29    $1.14    $1.05       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             760    1,153      883      417       22       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.20    $1.10    $1.04    $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.01    $1.20    $1.10    $1.04    $1.02       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          19,714   18,443   11,811    5,096       84       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period      $1.12    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.93    $1.12    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,193    5,022    4,812       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL NEW OPPORTUNITIES FUND - CLASS IB SHARES* (09/29/2000)
Accumulation unit value at beginning of period      $1.19    $1.06    $0.85    $0.73    $0.65    $0.49    $0.57    $0.81   $1.00
Accumulation unit value at end of period            $0.68    $1.19    $1.06    $0.85    $0.73    $0.65    $0.49    $0.57   $0.81
Number of accumulation units outstanding at end
  of period (000 omitted)                             655      825      974    1,151    1,237    1,460    1,724    2,087     686
*Effective Feb. 13, 2009, Putnam VT International New Opportunities Fund - Class IB Shares was substituted with AIM V.I.
  International Growth Fund, Series II Shares.

--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/29/2000)
Accumulation unit value at beginning of period      $0.66    $0.64    $0.62    $0.55    $0.47    $0.36    $0.52    $0.79   $1.00
Accumulation unit value at end of period            $0.36    $0.66    $0.64    $0.62    $0.55    $0.47    $0.36    $0.52   $0.79
Number of accumulation units outstanding at end
  of period (000 omitted)                             823    1,249    1,563    2,018    2,390    2,773    3,507    4,095   1,162
--------------------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND - MICRO-CAP PORTFOLIO, INVESTMENT CLASS (09/29/2000)
Accumulation unit value at beginning of period      $2.49    $2.42    $2.02    $1.82    $1.62    $1.10    $1.27    $0.99   $1.00
Accumulation unit value at end of period            $1.40    $2.49    $2.42    $2.02    $1.82    $1.62    $1.10    $1.27   $0.99
Number of accumulation units outstanding at end
  of period (000 omitted)                             423      692      780      875      985    1,056      940      853     210
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.71       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.84       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             225       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.76       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             197       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.73       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              32       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  55

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.79       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             329       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.11    $1.08    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $1.11    $1.08       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,838    3,261    3,580       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.25    $1.19    $1.04    $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.78    $1.25    $1.19    $1.04    $1.04       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              68      147      142      161       42       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at beginning of period      $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07    $1.00      --
Accumulation unit value at end of period            $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,355    4,855    4,430    4,724    3,930    3,089    2,209      628      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.10    $1.09    $0.97    $0.94    $0.86    $0.73    $0.84    $0.95   $1.00
Accumulation unit value at end of period            $0.77    $1.10    $1.09    $0.97    $0.94    $0.86    $0.73    $0.84   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,256    2,079    1,672    1,877    1,818    1,979    1,811    1,468     387
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/29/2000)
Accumulation unit value at beginning of period      $1.13    $1.09    $1.05    $1.03    $1.04    $1.04    $1.04    $1.01   $1.00
Accumulation unit value at end of period            $1.14    $1.13    $1.09    $1.05    $1.03    $1.04    $1.04    $1.04   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                          17,221   16,036   11,540    7,130    8,287   10,038   12,020   13,646   4,153
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were
  (0.05%) and (0.05%), respectively.

--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.33    $1.28    $1.23    $1.22    $1.18    $1.14    $1.09    $1.02   $1.00
Accumulation unit value at end of period            $1.23    $1.33    $1.28    $1.23    $1.22    $1.18    $1.14    $1.09   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                          25,908   24,395   21,045   15,251   10,446    8,654    7,278    4,119     600
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.89    $1.77    $1.49    $1.32    $1.13    $0.81    $1.01    $1.00   $1.00
Accumulation unit value at end of period            $1.11    $1.89    $1.77    $1.49    $1.32    $1.13    $0.81    $1.01   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                          16,588   17,673   17,788   12,648    8,024    4,235    2,480    1,303      83
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period      $0.90    $0.89    $0.78    $0.74    $0.70    $0.55    $0.71    $0.88   $1.00
Accumulation unit value at end of period            $0.52    $0.90    $0.89    $0.78    $0.74    $0.70    $0.55    $0.71   $0.88
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,962    9,846   11,629    5,105    1,558      831      450      326      65
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.55    $1.45    $1.38    $1.46    $1.34    $1.20    $1.05    $1.05   $1.00
Accumulation unit value at end of period            $1.53    $1.55    $1.45    $1.38    $1.46    $1.34    $1.20    $1.05   $1.05
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,887    7,970    6,731    5,648    3,777    2,836    1,944    1,001     174
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.11    $1.04    $1.03    $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.10    $1.11    $1.04    $1.03    $1.02       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,093    4,970    5,558    3,131      218       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.40    $1.39    $1.27    $1.23    $1.11    $0.90    $0.97    $0.93   $1.00
Accumulation unit value at end of period            $1.04    $1.40    $1.39    $1.27    $1.23    $1.11    $0.90    $0.97   $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,762   10,346   11,919   13,288   12,815   10,123    5,961    3,548     577
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.12    $1.10    $1.03    $1.01    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.90    $1.12    $1.10    $1.03    $1.01       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,529    3,644    3,835    1,067        1       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99    $1.00      --
Accumulation unit value at end of period            $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             698      907    1,092    1,256    1,359      811      401      184      --
--------------------------------------------------------------------------------------------------------------------------------



56  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period      $1.48    $1.36    $1.19    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.81    $1.48    $1.36    $1.19       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,373    2,137    2,846      247       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.04    $1.00    $0.88    $0.85    $0.78    $0.61    $0.80    $0.92   $1.00
Accumulation unit value at end of period            $0.65    $1.04    $1.00    $0.88    $0.85    $0.78    $0.61    $0.80   $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,734    5,995    6,656    7,646    7,782    5,947    3,742    1,886     113
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.23    $1.18    $1.15    $1.14    $1.14    $1.14    $1.08    $1.03   $1.00
Accumulation unit value at end of period            $1.19    $1.23    $1.18    $1.15    $1.14    $1.14    $1.14    $1.08   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,695    7,227    7,765    9,250    9,832    9,828    8,010    4,050     474
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period      $0.60    $0.59    $0.54    $0.50    $0.46    $0.39    $0.53    $0.77   $1.00
Accumulation unit value at end of period            $0.33    $0.60    $0.59    $0.54    $0.50    $0.46    $0.39    $0.53   $0.77
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,065    7,041    7,585    8,017    3,588    4,296    2,674    2,826   1,195
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period      $1.24    $1.26    $1.07    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.24    $1.26    $1.07    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              58      137      175       76       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period      $1.35    $1.42    $1.28    $1.24    $1.05    $0.72    $0.88    $0.95   $1.00
Accumulation unit value at end of period            $0.82    $1.35    $1.42    $1.28    $1.24    $1.05    $0.72    $0.88   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                             922    1,550    1,998    2,289    2,188    1,581      998      599     100
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (09/29/2000)
Accumulation unit value at beginning of period      $3.32    $2.43    $1.83    $1.38    $1.12    $0.81    $0.86    $0.88   $1.00
Accumulation unit value at end of period            $1.52    $3.32    $2.43    $1.83    $1.38    $1.12    $0.81    $0.86   $0.88
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,087    2,342    2,078    1,792      593      234      195      107      12
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.18    $1.06    $0.86    $0.76    $0.66    $0.52    $0.64    $0.91   $1.00
Accumulation unit value at end of period            $0.70    $1.18    $1.06    $0.86    $0.76    $0.66    $0.52    $0.64   $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,293    3,109    3,065    2,785    1,364      594      495      455     316
--------------------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period      $2.27    $2.41    $2.10    $1.85    $1.56    $1.10    $1.25    $1.11   $1.00
Accumulation unit value at end of period            $1.27    $2.27    $2.41    $2.10    $1.85    $1.56    $1.10    $1.25   $1.11
Number of accumulation units outstanding at end
  of period (000 omitted)                             961    1,491    1,667    1,838    1,839    1,807    1,828    1,677     215
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.18    $1.22    $1.06    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.18    $1.22    $1.06    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,904    5,924    6,990    4,754       97       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.11    $1.22    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.61    $1.11    $1.22       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,665    1,324    1,445       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.20    $0.99    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.63    $1.20    $0.99       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             622      495    1,082       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/29/2000)
Accumulation unit value at beginning of period      $1.92    $1.67    $1.23    $1.02    $0.79    $0.54    $0.63    $0.80   $1.00
Accumulation unit value at end of period            $1.04    $1.92    $1.67    $1.23    $1.02    $0.79    $0.54    $0.63   $0.80
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,744    8,393    8,969    8,190    5,277    3,289    2,052    1,069     225
--------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/29/2000)
Accumulation unit value at beginning of period      $1.90    $1.82    $1.71    $1.55    $1.32    $0.93    $1.13    $1.02   $1.00
Accumulation unit value at end of period            $1.14    $1.90    $1.82    $1.71    $1.55    $1.32    $0.93    $1.13   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,777    9,982   11,009   11,377    8,711    6,164    3,595    1,227     128
--------------------------------------------------------------------------------------------------------------------------------



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  57

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97    $1.00      --
Accumulation unit value at end of period            $0.95    $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,473    2,175    2,018    1,925    2,001    2,040    1,735      698      --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.41    $1.26    $1.05    $0.97    $0.89    $0.69    $0.90    $1.00      --
Accumulation unit value at end of period            $0.79    $1.41    $1.26    $1.05    $0.97    $0.89    $0.69    $0.90      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             284      475      510      530      551      564      375       97      --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94    $1.00      --
Accumulation unit value at end of period            $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,243    1,559    1,303    1,423    1,489    1,344      816      222      --
--------------------------------------------------------------------------------------------------------------------------------





58  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2008...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Financial Statements





    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  59

                       THIS PAGE LEFT BLANK INTENTIONALLY



60  RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY



    RIVERSOURCE RETIREMENT ADVISOR VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  61

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

1 (800) 541-2251


           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                           New York, Albany, New York.
Both companies are affiliated with Ameriprise Financial Services, Inc. Only
                        RiverSource Life Insurance Co. of
       New York is authorized to sell insurance and annuities in New York.


      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved.


S-6471 L (5/09)

PROSPECTUS


MAY 1, 2009


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE(R) VARIABLE ANNUITY

RIVERSOURCE

RETIREMENT ADVISOR SELECT(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New RiverSource Retirement Advisor Advantage Variable Annuity and RiverSource Retirement Advisor Select Variable Annuity contracts are not currently being offered.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251
            ameriprise.com/variableannuities
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Variable Annuity (RAVA Advantage) or the RiverSource Retirement Advisor Select Variable Annuity (RAVA Select). Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Evergreen Variable Annuity Trust
- Fidelity(R) Variable Insurance Products - Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)

- Janus Aspen Series: Service Shares


- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)


- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Series Trust (RVST)

- The Universal Institutional Funds, Inc.
  Van Kampen Life Investment Trust
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses from contracts with purchase payment credits may be higher than those for contracts without such credits. The amount of the credit may be more than offset by additional expenses associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                             ANNUITY - NEW YORK -- PROSPECTUS  1

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS



KEY TERMS..............................................    3
THE CONTRACT IN BRIEF..................................    5
EXPENSE SUMMARY........................................    7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)............   13
FINANCIAL STATEMENTS...................................   13
THE VARIABLE ACCOUNT AND THE FUNDS.....................   13
THE FIXED ACCOUNT......................................   24
BUYING YOUR CONTRACT...................................   24
CHARGES................................................   26
VALUING YOUR INVESTMENT................................   30
MAKING THE MOST OF YOUR CONTRACT.......................   31
SURRENDERS.............................................   38
TSA -- SPECIAL PROVISIONS..............................   39
CHANGING OWNERSHIP.....................................   39
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT....   40
OPTIONAL BENEFITS......................................   41
THE ANNUITY PAYOUT PERIOD..............................   42
TAXES..................................................   44
VOTING RIGHTS..........................................   47
SUBSTITUTION OF INVESTMENTS............................   48
ABOUT THE SERVICE PROVIDERS............................   48
APPENDIX: CONDENSED FINANCIAL INFORMATION (UNAUDITED)..   50
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION..................   73





2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BENEFICIARY: The person you designate to receive benefits in case of the owner's or annuitant's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV): This is an optional benefit you can add to your contract for an additional charge that is intended to provide additional death benefit protection in the event of fluctuating fund values.

OWNER (YOU, YOUR): A person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you may elect to participate by adding the optional PN program rider for an additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code


- Custodial and investment only accounts maintained for qualified plans under
  Section 401(a) of the Code



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                             ANNUITY - NEW YORK -- PROSPECTUS  3

- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER: You receive a rider when you purchase the MAV and/or PN. The rider adds the terms of this optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage offers a seven-year surrender charge schedule and relatively lower expenses. RAVA Select offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.

PURPOSE: The purpose of the contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account and/or subaccounts under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payout of your contract value. As in the case of other annuities, it may not be advantageous for you to purchase this contract as a replacement for, or in addition to, an existing annuity contract or life insurance policy.

TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. Under RAVA Advantage you will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your
Investment -- Purchase payment credits.") We will not deduct any other charges. Under RAVA Select you will receive a refund of your contract value less the value of the purchase payment credit. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. (see "The Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts until annuity payouts begin, and once per contract year among the subaccounts after annuity payouts begin. You may establish automated transfers among the accounts. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your
Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you or the annuitant die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                             ANNUITY - NEW YORK -- PROSPECTUS  5
payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")


6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT ARE PAID WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT AND MAY PAY WHEN YOU SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)


                  NUMBER OF COMPLETED YEARS
                FROM DATE OF PURCHASE PAYMENT                                    SURRENDER CHARGE PERCENTAGE
                              0                                                               7%

                              1                                                               7

                              2                                                               7

                              3                                                               6

                              4                                                               5

                              5                                                               4

                              6                                                               2

                              7                                                               0



SURRENDER CHARGE FOR RAVA SELECT

(Contingent deferred sales load as a percentage of purchase payment surrendered)


                  YEARS FROM CONTRACT DATE                                       SURRENDER CHARGE PERCENTAGE
                              1                                                               7%

                              2                                                               7

                              3                                                               7

                              Thereafter                                                      0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

                                                                                 ASSUMED
                                                                             INVESTMENT RATE
                                                                             3.50%     5.00%
Qualified annuity discount rate                                              4.72%     6.22%
Nonqualified annuity discount rate                                           4.92%     6.42%


THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                                    $30


(We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
(As a percentage of the variable account contract value charged annually. This deduction will occur 60 days following the end of the contract anniversary.)



MAV RIDER FEE                                                                     0.25%*


*   For contracts purchased before May 1, 2003, the MAV rider fee is 0.15%.



PN RIDER FEE                                                         Maximum: 0.20%     Current: 0.10%




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                             ANNUITY - NEW YORK -- PROSPECTUS  7

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE:                                      RAVA ADVANTAGE     RAVA SELECT
For nonqualified annuities                                                0.95%            1.20%
For qualified annuities                                                   0.75%            1.00%




8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT FOR THE LAST FISCAL YEAR YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                        MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense reimbursements           0.55%                4.35%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT*
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)





                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AIM V.I. Capital Appreciation Fund, Series II Shares             0.61%      0.25%    0.30%         0.01%          1.17%

AIM V.I. Capital Development Fund, Series II Shares              0.75       0.25     0.36          0.01           1.37(1)

AIM V.I. Dynamics Fund, Series I Shares                          0.75         --     0.47            --           1.22

AIM V.I. Financial Services Fund, Series I Shares                0.75         --     0.48          0.01           1.24(2)

AIM V.I. Global Health Care Fund, Series II Shares               0.75       0.25     0.38          0.01           1.39(1)

AIM V.I. International Growth Fund, Series II Shares             0.71       0.25     0.35          0.02           1.33(1)

AIM V.I. Technology Fund, Series I Shares                        0.75         --     0.41          0.01           1.17(2)

AllianceBernstein VPS Global Technology Portfolio (Class B)      0.75       0.25     0.18            --           1.18

AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.07            --           0.87

AllianceBernstein VPS International Value Portfolio (Class       0.74       0.25     0.07            --           1.06
B)

American Century VP International, Class II                      1.24       0.25     0.01            --           1.50

American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16

American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16

American Century VP Value, Class II                              0.84       0.25     0.01            --           1.10

Calvert Variable Series, Inc. Social Balanced Portfolio          0.70         --     0.22            --           0.92

Columbia Marsico Growth Fund, Variable Series, Class A           0.92         --     0.04            --           0.96

Columbia Marsico International Opportunities Fund, Variable      1.02       0.25     0.12            --           1.39
Series, Class B

Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.31            --           1.06(3)

Eaton Vance VT Floating-Rate Income Fund                         0.58       0.25     0.37            --           1.20

Evergreen VA Fundamental Large Cap Fund - Class 2                0.61       0.25     0.19          0.01           1.06

Evergreen VA International Equity Fund - Class 2                 0.42       0.25     0.25            --           0.92

Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.10            --           0.91

Fidelity(R) VIP Growth & Income Portfolio Service Class 2        0.46       0.25     0.13            --           0.84

Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.12            --           0.93

Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.16            --           1.12

FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.30            --           1.35(4)
2

FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.52       0.25     0.16          0.01           0.94(5)

FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98

Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.04            --           0.84

Goldman Sachs VIT Structured U.S. Equity                         0.65         --     0.07            --           0.72(6)
Fund - Institutional Shares

Janus Aspen Series Global Technology Portfolio: Service          0.64       0.25     0.22            --           1.11
Shares



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                             ANNUITY - NEW YORK -- PROSPECTUS  9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Janus Aspen Series Janus Portfolio: Service Shares               0.64%      0.25%    0.02%         0.01%          0.92%
(previously Janus Aspen Series Large Cap Growth Portfolio:
Service Shares)


Janus Aspen Series Overseas Portfolio: Service Shares            0.64       0.25     0.05            --           0.94
(previously Janus Aspen Series International Growth
Portfolio: Service Shares)

MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.10            --           1.10

MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.11            --           1.26

MFS(R) Utilities Series - Service Class                          0.72       0.25     0.09            --           1.06

Neuberger Berman Advisers Management Trust International         1.13       0.25     0.21            --           1.59(7)
Portfolio (Class S)

Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.02            --           0.90

Oppenheimer Main Street Small Cap Fund/VA, Service Shares        0.70       0.25     0.04            --           0.99

Oppenheimer Strategic Bond Fund/VA, Service Shares               0.55       0.25     0.04          0.01           0.85(8)

PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.76           1.44(9)

Putnam VT Global Health Care Fund - Class IB Shares              0.70       0.25     0.16          0.01           1.12
(previously Putnam VT Health Sciences Fund - Class IB
Shares)

Putnam VT International Equity Fund - Class IB Shares            0.75       0.25     0.12          0.01           1.13

Putnam VT Vista Fund - Class IB Shares                           0.65       0.25     0.15          0.01           1.06

RVST Disciplined Asset Allocation Portfolios - Aggressive          --       0.25     0.89          0.69           1.83(10)

RVST Disciplined Asset Allocation Portfolios - Conservative        --       0.25     0.61          0.66           1.52(10)

RVST Disciplined Asset Allocation Portfolios - Moderate            --       0.25     0.30          0.68           1.23(10)

RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.36          0.68           1.29(10)
Aggressive

RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.50          0.67           1.42(10)
Conservative

RVST RiverSource Partners Variable Portfolio - Fundamental       0.77       0.13     0.16            --           1.06(11)
Value Fund

RVST RiverSource Partners Variable Portfolio - Select Value      0.89       0.13     3.33            --           4.35(11)
Fund

RVST RiverSource Partners Variable Portfolio - Small Cap         0.95       0.13     0.19          0.05           1.32(11)
Value Fund

RVST RiverSource Variable Portfolio - Balanced Fund              0.42       0.13     0.16            --           0.71

RVST RiverSource Variable Portfolio - Cash Management Fund       0.32       0.13     0.17            --           0.62

RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.15            --           0.72

RVST RiverSource Variable Portfolio - Diversified Equity         0.59       0.13     0.14            --           0.86
Income Fund

RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.15          0.02           0.74
(previously RVST RiverSource Variable Portfolio - Large Cap
Equity Fund)

RVST RiverSource Variable Portfolio - Global Bond Fund           0.66       0.13     0.18            --           0.97(11)

RVST RiverSource Variable Portfolio - Global Inflation           0.44       0.13     0.17            --           0.74(11)
Protected Securities Fund

RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.13     0.17            --           0.89

RVST RiverSource Variable Portfolio - Income Opportunities       0.61       0.13     0.18            --           0.92
Fund

RVST RiverSource Variable Portfolio - Mid Cap Growth Fund        0.58       0.13     0.17            --           0.88(11)

RVST RiverSource Variable Portfolio - Mid Cap Value Fund         0.73       0.13     0.18            --           1.04

RVST RiverSource Variable Portfolio - S&P 500 Index Fund         0.22       0.13     0.19          0.01           0.55(11)

RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.18            --           0.79
Government Fund

RVST Seligman Variable Portfolio - Growth Fund                   0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable Portfolio - Growth
Fund)

RVST Seligman Variable Portfolio - Larger-Cap Value Fund         0.48       0.13     0.67            --           1.28(11)
(previously RVST RiverSource Variable Portfolio - Large Cap
Value Fund)

RVST Seligman Variable Portfolio - Smaller-Cap Value Fund        0.62       0.13     0.31            --           1.06(11)
(previously RVST RiverSource Variable Portfolio - Small Cap
Advantage Fund)

RVST Threadneedle Variable Portfolio - Emerging Markets          1.15       0.13     0.33            --           1.61
Fund

RVST Threadneedle Variable Portfolio - International             0.82       0.13     0.20            --           1.15
Opportunity Fund

Van Kampen Life Investment Trust Comstock Portfolio, Class       0.56       0.25     0.04            --           0.85
II Shares

Van Kampen UIF Global Real Estate Portfolio, Class II            0.85       0.35     0.37            --           1.57(12)
Shares

Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares         0.75       0.35     0.31            --           1.41(12)



10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE AND RAVA SELECT* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Wanger International                                             0.84%        --%    0.18%           --%          1.02%

Wanger USA                                                       0.85         --     0.11            --           0.96

Wells Fargo Advantage VT Asset Allocation Fund                   0.55       0.25     0.23          0.01           1.04(13)

Wells Fargo Advantage VT International Core Fund                 0.75       0.25     0.43            --           1.43(13)

Wells Fargo Advantage VT Opportunity Fund                        0.73       0.25     0.20          0.04           1.22(13)

Wells Fargo Advantage VT Small Cap Growth Fund                   0.75       0.25     0.26            --           1.26(13)





   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.36% for AIM V.I. Capital Development Fund, Series II Shares, 1.38% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


 (2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.30%. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.23% for AIM V.I. Financial Services Fund, Series I Shares and 1.16% for AIM V.I. Technology Fund, Series I Shares.


 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.03%.


 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.93%


 (6) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (7) Neuberger Berman Management Inc. ("NBM") has undertaken through Dec. 31, 2012, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. NBM has also voluntarily committed to reimburse certain expenses an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53%.


 (8) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82%.


 (9) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


(10) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.96% for RVST RiverSource Variable Portfolio - Global Bond Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable
     Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund, 1.04% for RVST Seligman Variable
     Portfolio - Larger-Cap Value Fund and 1.12% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund.


(12) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares. The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.


(13) The adviser has contractually agreed through April 30, 2010 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees. After fee waivers and expense reimbursements, net expenses would be 1.00% for Wells Fargo Advantage VT Asset Allocation Fund, 1.00% for Wells Fargo Advantage VT International Core Fund, 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  11

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES*, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you selected the optional MAV and PN**. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA Advantage       $1,293      $2,462      $3,409      $5,686           $593       $1,762      $2,909      $5,686

RAVA Select           1,320       2,538       3,027       5,877            620        1,838       3,027       5,877

QUALIFIED ANNUITY
RAVA Advantage       $1,272      $2,404      $3,320      $5,540           $572       $1,704      $2,820      $5,540

RAVA Select           1,300       2,481       2,939       5,735            600        1,781       2,939       5,735



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA Advantage        $857       $1,188      $1,341      $1,837           $157        $488        $841       $1,837

RAVA Select            885        1,271         983       2,131            185         571         983        2,131

QUALIFIED ANNUITY
RAVA Advantage        $837       $1,125      $1,235      $1,613           $137        $425        $735       $1,613

RAVA Select            864        1,209         878       1,913            164         509         878        1,913




 * In these examples, the $30 contract administrative charge is approximated as a .033% charge for RAVA Advantage and .051% charge for RAVA Select. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.


** Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for the optional rider is reflected rather than the fee that is currently being charged.


12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

     CONDENSED FINANCIAL INFORMATION

(Unaudited)

You can find unaudited condensed financial information for the subaccounts in the Appendix.

We do not include condensed financial information for subaccounts that are new and do not have any activity as of the financial statements date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

The SAI does not include the audited financial statements for subaccounts that are new and did not have any activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  13

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues, including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.


14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  15

UNLESS OUR ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Capital   Seeks growth of capital.                     Invesco Aim Advisors,
Appreciation                                                    Inc. adviser, advisory
Fund, Series II                                                 entities affiliated with
Shares                                                          Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I. Capital   Seeks long-term growth of capital.           Invesco Aim Advisors,
Development Fund,                                               Inc. adviser, advisory
Series II Shares                                                entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I. Dynamics  Seeks long-term capital growth.              Invesco Aim Advisors,
Fund, Series I                                                  Inc. adviser, advisory
Shares                                                          entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Financial                                                       Inc. adviser, advisory
Services Fund,                                                  entities affiliated with
Series I Shares                                                 Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.

----------------------------------------------------------------------------------------



16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Global    Seeks capital growth.                        Invesco Aim Advisors,
Health Care Fund,                                               Inc. adviser, advisory
Series II Shares                                                entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks long-term growth of capital.           Invesco Aim Advisors,
International                                                   Inc. adviser, advisory
Growth Fund,                                                    entities affiliated with
Series II Shares                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Technology Fund,                                                Inc. adviser, advisory
Series I Shares                                                 entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Technology
Portfolio (Class
B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century Global
VP International,                                               Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.

----------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  17

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through       Calvert Asset Management
Series, Inc.       actively managed portfolio of stocks, bonds  Company, Inc., adviser.
Social Balanced    and money market instruments which offer     New Amsterdam Partners,
Portfolio          income and capital growth opportunity and    LLP, subadviser on
                   which satisfy Portfolio's investment and     equity portion; no
                   social criteria.                             subadviser on fixed-
                                                                income portion.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
Growth Fund,                                                    Advisors, LLC, adviser;
Variable Series,                                                Marsico Capital
Class A                                                         Management, LLC, sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
International                                                   Advisors, LLC, adviser;
Opportunities                                                   Marsico Capital
Fund, Variable                                                  Management, LLC, sub-
Series, Class B                                                 adviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks capital growth with the potential for  Evergreen Investment
Fundamental Large  current income.                              Management Company, LLC
Cap Fund - Class
2
----------------------------------------------------------------------------------------

Evergreen VA       Seeks long-term capital growth and           Evergreen Investment
International      secondarily, modest income.                  Management Company, LLC
Equity
Fund - Class 2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            FMR, investment manager;
Growth & Income    combination of current income and capital    FMR U.K., FMR Far East,
Portfolio Service  appreciation. Normally invests a majority    sub-advisers.
Class 2            of assets in common stocks with a focus on
                   those that pay current dividends and show
                   potential for capital appreciation. Invests
                   in domestic and foreign issuers. The Fund
                   invests in either "growth" stocks or
                   "value" stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Mid Cap Portfolio  invests primarily in common stocks.          FMR U.K., FMR Far East,
Service Class 2    Normally invests at least 80% of assets in   sub-advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.

----------------------------------------------------------------------------------------



18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Overseas           invests primarily in common stocks           FMR U.K., FMR Far East,
Portfolio Service  allocating investments across different      Fidelity International
Class 2            countries and regions. Normally invests at   Investment Advisors
                   least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal.                            Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Global                                                   LLC
Technology
Portfolio:
Service Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares

(previously Janus
Aspen Series
Large Cap Growth
Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital.           Janus Capital Management
Series Overseas                                                 LLC
Portfolio:
Service Shares

(previously Janus
Aspen Series
International
Growth Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management Inc.
Management Trust   foreign companies.
International
Portfolio (Class
S)

----------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  19

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Strategic Bond     principally derived from interest on debt
Fund/VA, Service   securities.
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management period.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC
Fund - Class IB
Shares

(previously
Putnam VT Health
Sciences
Fund - Class IB
Shares)
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC
Equity
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT Vista    Seeks capital appreciation.                  Putnam Investment
Fund - Class IB                                                 Management, LLC
Shares
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolios - Agg-  risk. This is a "fund of funds" and seeks
ressive            to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.

----------------------------------------------------------------------------------------



20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital growth.              RiverSource Investments,
Partners Variable                                               LLC, adviser; Davis
Portfolio - Fund-                                               Selected Advisers, L.P.,
amental Value                                                   subadviser.
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Partners Variable                                               LLC, adviser; Systematic
Portfolio - Sele-                                               Financial Management,
ct Value Fund                                                   L.P. and WEDGE Capital
                                                                Management L.L.P., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Partners Variable                                               LLC, adviser; Barrow,
Portfolio - Small                                               Hanley, Mewhinney &
Cap Value Fund                                                  Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio - Bala-  current income.
nced Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio - Dive-
rsified Equity
Income Fund

----------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  21

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio - Dyna-
mic Equity Fund

(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Equity Fund)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio - Glob-  capital.
al Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio - Inco-
me Opportunities
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Grow-
th Fund

(previously RVST
RiverSource
Variable
Portfolio - Grow-
th Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Larg-
er-Cap Value Fund


(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Value Fund)

----------------------------------------------------------------------------------------



22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser; Kenwood
Portfolio - Smal-                                               Capital Management LLC,
ler-Cap Value                                                   sub-adviser.
Fund

(previously RVST
RiverSource
Variable
Portfolio - Small
Cap Advantage
Fund)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - Emer-                                               Threadneedle
ging Markets Fund                                               International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - In-                                                 Threadneedle
ternational                                                     International Limited,
Opportunity Fund                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Asset Allocation                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
International                                                   adviser; Wells Capital
Core Fund                                                       Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity Fund                                                adviser; Wells Capital
                                                                Management Incorporated,
                                                                sub-adviser.

----------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  23

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------




THE FIXED ACCOUNT


You also may allocate purchase payments, purchase payment credits and transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account. We credit and compound daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and the RiverSource Life of NY's revenues and expenses.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can become an annuitant if you are 89 or younger.


The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account and/or to the fixed account in tenth of percent increments. For contracts issued on or after July 1, 2003, we reserve the right to limit the amount of any purchase payment allocated to the fixed account to 30% of the purchase payment although currently we allow more than 30% of a purchase payment to be so allocated to the fixed account.


We applied your initial purchase payment and purchase payment credits to the fixed account and subaccounts you selected within two business days after we received it at our corporate office.

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we processed your application, we established the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than the 13 months after the contract's effective date; and

- no later than the annuitant's 90th birthday, or a date that has been agreed to by us.


24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS
MINIMUM ALLOWABLE PURCHASE PAYMENTS(1)
  If paying by installments under a scheduled payment plan:
     $23.08 biweekly, or
     $50 per month

                                                                    RAVA ADVANTAGE     RAVA SELECT
  If paying by any other method:
     initial payment for qualified annuities                            $1,000           $ 2,000
     initial payment for nonqualified annuities                          2,000            10,000
     for any additional payments                                            50                50


(1) Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.


MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS(2) based on the age of you or the annuitant, whoever is older, on the effective date of the contract:


                                                                    RAVA ADVANTAGE     RAVA SELECT
     through age 85                                                     100,000          100,000
     for ages 86 to 89                                                   50,000           50,000



(2) These annual contribution limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's limits on annual contributions also apply.


HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS
FOR RAVA ADVANTAGE:

For RAVA Advantage, we add a credit to your contract in the amount of 1% of each purchase payment received if your initial purchase payment to the contract is at least $100,000.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  25

We fund the credit from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract (see "The Contract in Brief -- Free look period").


To the extent a death benefit includes purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract, we will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits. The unamortized portion is based on the number of calendar days remaining in the twelve months period since the purchase payment credit was applied.


We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts. We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

FOR RAVA SELECT:

For RAVA Select, we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000.

We fund the credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")

Expenses under the contract may be higher than those for contracts that do not have purchase payment credits. The amount of the credit may be more than offset by the additional charges associated with it. Because of higher charges, you may be worse off purchasing this contract with the credit than purchasing other contracts. We pay for the credit primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate government authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value of RAVA Advantage or RAVA Select on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value.

We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.


26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                        RAVA ADVANTAGE              RAVA SELECT
For nonqualified annuities                                   0.95%                      1.20%
For qualified annuities                                      0.75%                      1.00%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee.

We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.25%(2) of your variable account contract value of RAVA Advantage or RAVA Select. The deduction will occur 60 days following the end of each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value.

If the contract terminates for any reason except death or at the settlement date, we will deduct this fee, adjusted for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary (subject to the restrictions given in "Optional Benefits"), we will deduct this fee on that anniversary. We cannot increase this annual fee after the rider effective date, and it does not apply after annuity payouts begin or when we pay death benefits.

(1) The MAV rider is only available if you and the annuitant are 75 or younger at the rider effective date.

(2) For contracts purchased before May 1, 2003, the MAV rider fee for RAVA Advantage and RAVA Select is 0.15%.

PN RIDER FEE
We charge a fee for this optional feature only if you select it. This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). If selected, we deduct an annual fee of 0.10% of your variable account contract value less any excluded accounts. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts less any excluded accounts in the same proportion your interest in each subaccount bears to your total variable account contract value (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation program"). We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary.


This fee does not apply after annuity payouts begin.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven years before


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  27
surrender. For RAVA Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without incurring a surrender charge. We call this amount the Total Free Amount (TFA). The TFA is defined as the greater of:

- 10% of the contract value on the prior contract anniversary, and

- current contract earnings.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA ADVANTAGE:

For purposes of calculating any surrender charge under RAVA Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA, We do not assess a surrender charge on the TFA.

2. Next, we surrender purchase payments received prior to the surrender charge period. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered:

NUMBER OF COMPLETED YEARS FROM
DATE OF EACH PURCHASE PAYMENT     SURRENDER CHARGE PERCENTAGE
               0                               7%
               1                               7
               2                               7
               3                               6
               4                               5
               5                               4
               6                               2
               7                               0


SURRENDER CHARGE UNDER RAVA SELECT:

For purposes of calculating any surrender charge under RAVA Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA, We do not assess a surrender charge on TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

CONTRACT     SURRENDER CHARGE
YEAR            PERCENTAGE
1                    7%
2                    7
3                    7
Thereaf-
ter                  0


PARTIAL SURRENDERS UNDER RAVA ADVANTAGE AND RAVA SELECT:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. The surrender charge percentage is applied to this total amount. We pay you the amount you requested.


28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION EXAMPLE

Assume you requested a surrender of $1,000 and there is a surrender charge of 7%. The total amount we actually deduct from your contract is $1,075.27. We determine this amount as follows:

     AMOUNT REQUESTED
                                     $1,000
   -------------------        OR    -------  = $1,075.27
  1.00 - surrender charge             .93


By applying the 7% surrender charge to $1,075.27 the surrender charge is $75.27. We pay you the $1,000 you requested. If you make a full surrender of your contract, we also will deduct the applicable contract administrative charge and the applicable prorated MAV charge.

SURRENDER CHARGE CALCULATION EXAMPLE

The following is an example of the calculation we would make to determine the surrender charge on a RAVA Advantage contract:

- We received these payments:

  - $10,000 paid on the contract date;

  - $8,000 paid during the sixth contract year;

  - $6,000 paid during the eighth contract year; and

- The owner surrenders the contract for its total contract value of $26,500 during the tenth contract year and had not made any other surrenders during that contract year; and

- The contract value was $28,000 on the ninth contract anniversary.


SURRENDER
  CHARGE   EXPLANATION
   $  0    $2,500 is contract earnings surrendered without charge; and

      0    $300 is 10% of the prior anniversary's contract value that is in excess of contract earnings surrendered without charge (from above).

           (10% x $28,000) = $2,800 - $2,500 = $300

      0    $10,000 purchase payment was received eight or more years before surrender and is surrendered without surrender charge; and

    480    $8,000 purchase payment is surrendered with a 6% surrender charge since there have been 3 completed years from date of purchase payment;

    420    $6,000 purchase payment is surrendered with a 7% surrender charge since there have been 1 completed year from date of purchase payment.
   ----


   $900


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

                                                                                  ASSUMED
                                                                              INVESTMENT RATE
                                                                              3.50%     5.00%
Qualified annuity discount rate                                               4.72%     6.22%
Nonqualified annuity discount rate                                            4.92%     6.42%


WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- required minimum distributions from a qualified annuity provided the amount is no greater than the required minimum distributions for the specific contract in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  29

- amounts we refund to you during the free look period*; and

- death benefits.*

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge;

- minus any prorated portion of the MAV rider fee (if selected); and

- minus any prorated portion of the PN rider fee (if selected).

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for the MAV rider.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;


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- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the MAV rider fee (if selected); and/or

- a prorated portion of the PN rider fee (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. You may not set up automated transfer if the PN is selected. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number of dollars                            AMOUNT     ACCUMULATION     OF UNITS
each month ...                                           MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                          Jan       $100           $20           5.00
                                                          Feb        100            18           5.56
you automatically buy                       (ARROW)       Mar        100            17           5.88
more units when the                                       Apr        100            15           6.67
per unit market price is low...                           May        100            16           6.25
                                                          Jun        100            18           5.56
                                                          Jul        100            17           5.88
and fewer units                             (ARROW)       Aug        100            19           5.26
when the per unit                                         Sept       100            21           4.76
market price is high...                                   Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your sales representative.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts ) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in

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tenth of a percent numbers. Asset rebalancing does not apply to the fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Asset Allocation Program" below).

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program is available for nonqualified annuities and for qualified annuities. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account (if available under the PN program) that represent various asset classes (allocation options).


The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio.


You may elect to participate in the PN program at any time for an additional charge (see "Charges"). You may cancel your participation in the PN program at any time by giving us written notice. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end, and there will be no additional charges for the PN rider.


You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.


You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at the time or before they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model

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VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

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portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account (if included) according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

Dollar-cost averaging arrangements (DCA) are currently not allowed while you are participating in the PN program. If we choose to allow for DCA arrangements, we will designate one or more subaccounts as "excluded accounts" which are not part of a

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

model portfolio. If an account has been designated as an excluded account and you set up a DCA arrangement, we will make monthly transfers in accordance with your instructions from the excluded account into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value according to the updated model portfolio. If you do not want your contract value to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


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TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while a PN model is in effect.

You may transfer contract value from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract value from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for 90 days. For contracts issued on or after July 1, 2003, currently you may transfer any amount of contract value to the fixed account. However, we reserve the right to limit the amount transferred to the fixed account so that the value of the fixed account after the transfer is not greater than 30% of the contract value.


- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower, too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities, such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
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IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY
HARMFUL EFFECTS OF MARKETING TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer requests, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.


36 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up an automated transfer.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the fixed account)

 3 BY TELEPHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (toll free)

(518) 869-8613


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
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

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire contract balance

MAXIMUM AMOUNT
Transfers:                Contract value or entire account balance
Surrenders:               $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges or any applicable optional rider charges (see "Charges"), and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;


38 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities.



Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.


The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - effective Jan. 1, 2009, the distribution is due to plan termination; or

  - effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV. If either the new owner or the annuitant is older than age 75, the MAV will terminate. If the MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV equal to the account value. Otherwise, the MAV value will not change due to a change in ownership. Please see the description of this rider in "Optional Benefits."

The rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force) when rider continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
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

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If both you and the annuitant are age 80 or younger on the date of death, the beneficiary receives the greatest of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges;


- purchase payments minus adjusted partial surrenders; or

- the contract value as of the most recent sixth contract anniversary, preceding the date of death, plus any purchase payments since that anniversary, minus adjusted partial surrenders since that anniversary.

If either you or the annuitant are age 81 or older on the date of death, the beneficiary receives the greater of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


- purchase payments minus adjusted partial surrenders.


ADJUSTED PARTIAL SURRENDERS        PS X DB
                                  ---------
                              =      CV






  PS = the amount by which the contract value is reduced as a result of the partial surrender.


  DB = is the death benefit on the date of (but prior to) the partial surrender.

  CV  = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU AND THE ANNUITANT ARE AGE 80 OR YOUNGER:

- You purchase the contract with a payment of $20,000.

- On the sixth contract anniversary the contract value grows to $30,000.

- During the seventh contract year the contract value falls to $28,000 at which point you take a $1,500 partial surrender, leaving a contract value of $26,500.

  We calculate the death benefit as follows:


The contract value on the most recent sixth contract anniversary:          $30,000.00
plus purchase payments made since that anniversary:                             +0.00
minus adjusted partial surrenders taken since that anniversary calculated as:

$1,500 x $30,000
----------------
     $28,000                                                                -1,607.14
                                                                           ----------
for a death benefit of:                                                    $28,392.86



IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the next accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force.


If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.


40 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.


  If you elected any optional contract features and riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you or the annuitant is older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account values during the time you have amounts allocated to the fixed account. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If both you and annuitant are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value if the current contract value is higher. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders; or



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
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

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

EXAMPLE
- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

We calculate the death benefit as follows:

The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

Greatest of your contract anniversary contract values:                        $24,000
plus purchase payments made since that anniversary:                                +0
minus adjusted partial surrenders, calculated as:

$1,500 x $24,000
----------------  =
     $22,000                                                                   -1,636
                                                                              -------
for a death benefit of:                                                       $22,364



IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse at the time he or she elects to continue the contract has reached age 76, the MAV rider will terminate. If your spouse at the time he or she elects to continue the contract has not yet reached age 76, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will occur 60 days following the next contract anniversary (and will occur 60 days following all future anniversaries when the rider is in force). These charges will be based on the total variable account contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.


42 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A -- LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B -- LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C -- LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

- PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine present value. For qualified annuities, the discount rate we use in the calculation will be either 4.72% or 6.22%, depending on the applicable assumed investment rate. For nonqualified annuities, the discount rate we use in the calculation will vary between 4.92% and 6.42%, depending on the applicable assumed investment rate. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  43
certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- In equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


ANNUITY PAYOUTS: Generally, unlike surrenders, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state, withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.


44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  45

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.



In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.



State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);


46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  47

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisors in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your financial advisor and the selling firm for which he or she works may receive in connection with your contract.

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.


48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.


RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  49

APPENDIX: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.


We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2008.



VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II
  SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.25    $1.12    $1.07    $0.99    $0.94    $0.73    $0.98    $1.00      --
Accumulation unit value at end of period            $0.71    $1.25    $1.12    $1.07    $0.99    $0.94    $0.73    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,425    4,976    5,571    7,136    1,822      765      424      114      --

--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.61    $1.47    $1.27    $1.17    $1.02    $0.76    $0.98    $1.00      --
Accumulation unit value at end of period            $0.84    $1.61    $1.47    $1.27    $1.17    $1.02    $0.76    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             733      969    1,132    1,066    1,023      738      426       65      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.41    $1.27    $1.10    $1.00    $0.89    $0.65    $0.96    $1.00      --
Accumulation unit value at end of period            $0.73    $1.41    $1.27    $1.10    $1.00    $0.89    $0.65    $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             210      313      379      539      508      523      350      166      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.06    $1.38    $1.19    $1.14    $1.05    $0.82    $0.97    $1.00      --
Accumulation unit value at end of period            $0.43    $1.06    $1.38    $1.19    $1.14    $1.05    $0.82    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             774      424      540      472      569      482      337      123      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $1.02    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.80    $1.13    $1.02       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             590      419    1,896       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period      $1.57    $1.39    $1.09    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.93    $1.57    $1.39    $1.09       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,525    2,450       32       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $0.85    $0.80    $0.73    $0.72    $0.69    $0.48    $0.91    $1.00      --
Accumulation unit value at end of period            $0.47    $0.85    $0.80    $0.73    $0.72    $0.69    $0.48    $0.91      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,165    1,261    1,350    1,704      718      403      215       92      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period      $1.36    $1.14    $1.06    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.71    $1.36    $1.14    $1.06       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             309      363      746      160       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period      $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.97    $1.00      --
Accumulation unit value at end of period            $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,632    8,669   10,042   10,828    9,073    5,594    2,924      307      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at beginning of period      $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98    $1.00      --
Accumulation unit value at end of period            $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          11,767   11,635   11,404    9,163    4,351    2,161      643       38      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of period      $1.68    $1.44    $1.16    $1.03    $0.91    $0.73    $0.93    $1.00      --
Accumulation unit value at end of period            $0.92    $1.68    $1.44    $1.16    $1.03    $0.91    $0.73    $0.93      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,439    1,767    1,718    1,659    1,408      938      559      119      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $0.90    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $0.90       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,176    3,100       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period      $1.19    $0.99    $1.04    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.69    $1.19    $0.99    $1.04       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             782      920    4,333      941       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------



50 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of period      $1.49    $1.59    $1.35    $1.30    $1.15    $0.90    $1.04    $1.00      --
Accumulation unit value at end of period            $1.08    $1.49    $1.59    $1.35    $1.30    $1.15    $0.90    $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,174    9,957   10,957   10,497    6,900    4,207    2,339      719      --
--------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period      $1.10    $1.08    $1.00    $0.95    $0.88    $0.75    $0.86    $0.93   $1.00
Accumulation unit value at end of period            $0.75    $1.10    $1.08    $1.00    $0.95    $0.88    $0.75    $0.86   $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,279    1,519    1,455    1,195      895      475      348      124      --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period      $1.19    $1.02    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.72    $1.19    $1.02       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          16,940   11,279    7,246       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period      $1.27    $1.07    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.65    $1.27    $1.07       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,986    1,950    3,548       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $0.97    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.74    $1.13    $0.97       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,174      752    2,782       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.04    $1.03    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.04    $1.03       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,053    6,237    6,662       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of period      $1.20    $1.12    $1.00    $0.93    $0.86    $0.83       --       --      --
Accumulation unit value at end of period            $0.80    $1.20    $1.12    $1.00    $0.93    $0.86       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             994    1,179    1,349    1,489    1,266      885       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period      $1.20    $1.03    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $1.20    $1.03       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          20,314   16,371   14,295       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.40    $1.26    $1.13    $1.06    $1.01    $0.82    $1.00    $1.00      --
Accumulation unit value at end of period            $0.81    $1.40    $1.26    $1.13    $1.06    $1.01    $0.82    $1.00      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,267   10,186   12,329   13,335   11,997    6,872    2,998      502      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $2.36    $2.06    $1.85    $1.58    $1.27    $0.93    $1.04    $1.00      --
Accumulation unit value at end of period            $1.41    $2.36    $2.06    $1.85    $1.58    $1.27    $0.93    $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          14,767   16,235   17,466   16,249   12,408    7,511    3,349      588      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.91    $1.64    $1.40    $1.19    $1.06    $0.75    $0.95    $1.00      --
Accumulation unit value at end of period            $1.06    $1.91    $1.64    $1.40    $1.19    $1.06    $0.75    $0.95      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,277    5,424    5,781    5,952    5,831    2,326      836      149      --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period      $2.10    $2.67    $2.23    $1.98    $1.51    $1.12    $1.11    $1.04   $1.00
Accumulation unit value at end of period            $1.20    $2.10    $2.67    $2.23    $1.98    $1.51    $1.12    $1.11   $1.04
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,752    5,585    8,096    9,097    7,490    4,889    2,603    1,003     137
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period      $2.16    $2.23    $1.92    $1.78    $1.45    $1.10    $1.23    $1.09   $1.00
Accumulation unit value at end of period            $1.44    $2.16    $2.23    $1.92    $1.78    $1.45    $1.10    $1.23   $1.09
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,524    4,553    5,190    5,121    3,861    2,159    1,333      350      18
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.55    $1.51    $1.29    $1.17    $1.05    $0.85    $0.97    $1.00      --
Accumulation unit value at end of period            $0.97    $1.55    $1.51    $1.29    $1.17    $1.05    $0.85    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,136    9,225    9,112    7,513    4,483    2,574      801      155      --
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period      $2.46    $2.40    $2.09    $1.86    $1.49    $1.17    $1.24    $1.11   $1.00
Accumulation unit value at end of period            $1.54    $2.46    $2.40    $2.09    $1.86    $1.49    $1.17    $1.24   $1.11
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,095    8,658   10,266   10,617    6,770    4,304    2,280      796      37
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  51

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period      $1.04    $1.07    $0.95    $0.90    $0.79    $0.62    $0.79    $0.91   $1.00
Accumulation unit value at end of period            $0.65    $1.04    $1.07    $0.95    $0.90    $0.79    $0.62    $0.79   $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,981    8,779   10,535   11,511    4,998    3,397    2,661    1,788     266
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period      $0.54    $0.44    $0.41    $0.37    $0.37    $0.26    $0.44    $0.71   $1.00
Accumulation unit value at end of period            $0.30    $0.54    $0.44    $0.41    $0.37    $0.37    $0.26    $0.44   $0.71
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,274    1,368    1,138    1,248    1,311    1,434    1,198    1,061     219
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $1.06    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.63    $1.06       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          13,325    8,417       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (09/29/2000)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $1.85    $1.46    $1.00    $0.77    $0.65    $0.49    $0.66    $0.87   $1.00
Accumulation unit value at end of period            $0.88    $1.85    $1.46    $1.00    $0.77    $0.65    $0.49    $0.66   $0.87
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,541    5,011    4,995    5,056    5,176    4,688    3,862    2,494     539
--------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/29/2000)
Accumulation unit value at beginning of period      $1.41    $1.29    $1.06    $0.96    $0.84    $0.66    $0.75    $1.00   $1.00
Accumulation unit value at end of period            $0.88    $1.41    $1.29    $1.06    $0.96    $0.84    $0.66    $0.75   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,748    2,939    3,395    3,903    3,187    2,168      777      352      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $0.74    $0.68    $0.63    $0.61    $0.57    $0.47    $0.65    $0.87   $1.00
Accumulation unit value at end of period            $0.47    $0.74    $0.68    $0.63    $0.61    $0.57    $0.47    $0.65   $0.87
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,305    6,287    7,893    8,647    7,097    5,911    4,123    2,296     695
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $0.95    $0.94    $0.83    $0.80    $0.76    $0.57    $0.85    $0.90   $1.00
Accumulation unit value at end of period            $0.57    $0.95    $0.94    $0.83    $0.80    $0.76    $0.57    $0.85   $0.90
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,033    3,572    4,031    4,783    5,498    5,373    4,442    2,760     479
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period      $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89    $1.00      --
Accumulation unit value at end of period            $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,719    3,277    3,617    2,792    1,406      718      283      112      --
--------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period      $1.07    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.57    $1.07    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,519    3,528    3,236       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.49    $1.41    $1.21    $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.88    $1.49    $1.41    $1.21    $1.07       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,308    3,032    3,158    1,793       45       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.27    $1.30    $1.14    $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.78    $1.27    $1.30    $1.14    $1.05       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,049    1,233    1,204      468       15       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.20    $1.11    $1.04    $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.02    $1.20    $1.11    $1.04    $1.02       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          31,552   30,934   20,585    9,132      152       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period      $1.12    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.93    $1.12    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          12,942    9,560    9,475       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES* (08/13/2001)
Accumulation unit value at beginning of period      $1.44    $1.44    $1.19    $1.14    $0.99    $0.81    $0.97    $1.00      --
Accumulation unit value at end of period            $0.99    $1.44    $1.44    $1.19    $1.14    $0.99    $0.81    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,527    3,297    3,381    3,591    3,280    2,202      699       22      --
*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
  Portfolio - Diversified Equity Income Fund.
--------------------------------------------------------------------------------------------------------------------------------



52 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES* (12/15/2006)
Accumulation unit value at beginning of period      $1.13    $1.01    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.62    $1.13    $1.01       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             316      472      623       --       --       --       --       --      --
*Pioneer International Value VCT Portfolio - Class II Shares liquidated on April 24, 2009.
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $1.10    $1.11    $1.09    $0.97    $0.91    $0.78    $0.98    $1.00      --
Accumulation unit value at end of period            $0.90    $1.10    $1.11    $1.09    $0.97    $0.91    $0.78    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,013    1,144    1,397    1,837    1,481    1,270      748      169      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.75    $1.63    $1.29    $1.15    $1.00    $0.78    $0.96    $1.00      --
Accumulation unit value at end of period            $0.98    $1.75    $1.63    $1.29    $1.15    $1.00    $0.78    $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,843    2,419    2,803    3,193    3,359    3,718    2,109      364      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/29/2000)
Accumulation unit value at beginning of period      $0.67    $0.65    $0.62    $0.56    $0.48    $0.36    $0.52    $0.79   $1.00
Accumulation unit value at end of period            $0.36    $0.67    $0.65    $0.62    $0.56    $0.48    $0.36    $0.52   $0.79
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,926    2,336    2,464    2,910    3,132    3,452    3,552    3,407     767
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.71       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               1       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.84       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              75       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.76       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             793       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.74       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             103       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.80       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             288       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.12    $1.09    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $1.12    $1.09       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          10,554    7,024    7,764       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.26    $1.20    $1.04    $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.79    $1.26    $1.20    $1.04    $1.04       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             261      377      381      339       45       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at beginning of period      $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07    $1.00      --
Accumulation unit value at end of period            $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,275    8,677    7,149    7,106    4,860    4,184    2,710      606      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.12    $1.11    $0.98    $0.95    $0.87    $0.73    $0.84    $0.95   $1.00
Accumulation unit value at end of period            $0.78    $1.12    $1.11    $0.98    $0.95    $0.87    $0.73    $0.84   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,564    2,567    2,359    2,268    2,153    1,566    1,122      988     129
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/29/2000)
Accumulation unit value at beginning of period      $1.15    $1.10    $1.06    $1.04    $1.04    $1.04    $1.04    $1.01   $1.00
Accumulation unit value at end of period            $1.16    $1.15    $1.10    $1.06    $1.04    $1.04    $1.04    $1.04   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                          20,529   16,724   14,587   10,666   11,956   12,254   15,264   14,112   3,674
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were 0.16%
  and 0.17%, respectively.
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  53

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.35    $1.29    $1.25    $1.23    $1.19    $1.14    $1.09    $1.02   $1.00
Accumulation unit value at end of period            $1.25    $1.35    $1.29    $1.25    $1.23    $1.19    $1.14    $1.09   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                          36,244   35,353   31,453   19,926   12,488   10,290    7,749    3,860     476
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND* (09/29/2000)
Accumulation unit value at beginning of period      $1.91    $1.78    $1.50    $1.33    $1.14    $0.81    $1.01    $1.00   $1.00
Accumulation unit value at end of period            $1.13    $1.91    $1.78    $1.50    $1.33    $1.14    $0.81    $1.01   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                          25,626   25,064   25,790   17,139   10,241    4,410    2,358    1,089      17
*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
  Portfolio - Diversified Equity Income Fund.
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period      $0.92    $0.90    $0.78    $0.74    $0.71    $0.55    $0.71    $0.88   $1.00
Accumulation unit value at end of period            $0.53    $0.92    $0.90    $0.78    $0.74    $0.71    $0.55    $0.71   $0.88
Number of accumulation units outstanding at end
  of period (000 omitted)                          14,518   17,373   19,411   11,370    2,982      815      363      339     110
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.57    $1.47    $1.39    $1.47    $1.35    $1.20    $1.05    $1.05   $1.00
Accumulation unit value at end of period            $1.55    $1.57    $1.47    $1.39    $1.47    $1.35    $1.20    $1.05   $1.05
Number of accumulation units outstanding at end
  of period (000 omitted)                          10,760   10,966    9,253    6,917    4,157    2,454    1,346      529      95
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.12    $1.04    $1.04    $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.11    $1.12    $1.04    $1.04    $1.02       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,290    9,325   10,578    6,543       21       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.42    $1.40    $1.28    $1.24    $1.12    $0.90    $0.97    $0.93   $1.00
Accumulation unit value at end of period            $1.05    $1.42    $1.40    $1.28    $1.24    $1.12    $0.90    $0.97   $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,622   12,510   14,822   16,084   14,646    9,939    5,182    2,596     465
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.13    $1.11    $1.03    $1.01    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.91    $1.13    $1.11    $1.03    $1.01       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,714    6,770    6,653    1,815        6       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00    $1.00      --
Accumulation unit value at end of period            $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,091    1,416    1,560    1,403    1,420      998      351       86      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period      $1.49    $1.36    $1.19    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.81    $1.49    $1.36    $1.19       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,561    2,944    5,108      351       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.06    $1.01    $0.89    $0.85    $0.78    $0.61    $0.80    $0.92   $1.00
Accumulation unit value at end of period            $0.66    $1.06    $1.01    $0.89    $0.85    $0.78    $0.61    $0.80   $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,907    7,782    8,282    8,983    9,237    6,233    3,963    2,214     129
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.25    $1.19    $1.16    $1.15    $1.15    $1.14    $1.09    $1.03   $1.00
Accumulation unit value at end of period            $1.21    $1.25    $1.19    $1.16    $1.15    $1.15    $1.14    $1.09   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,386    8,083    9,055   10,771   11,923    9,919    8,720    2,737     252
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period      $0.61    $0.60    $0.54    $0.50    $0.47    $0.39    $0.53    $0.77   $1.00
Accumulation unit value at end of period            $0.34    $0.61    $0.60    $0.54    $0.50    $0.47    $0.39    $0.53   $0.77
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,359   10,651   12,217   13,724    6,535    5,159    3,200    2,185     741
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period      $1.25    $1.27    $1.07    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.25    $1.27    $1.07    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              95      137      187       70       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period      $1.37    $1.44    $1.30    $1.25    $1.06    $0.72    $0.88    $0.95   $1.00
Accumulation unit value at end of period            $0.83    $1.37    $1.44    $1.30    $1.25    $1.06    $0.72    $0.88   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,628    1,938    2,442    3,007    2,896    1,716      913      440      65
--------------------------------------------------------------------------------------------------------------------------------



54 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (09/29/2000)
Accumulation unit value at beginning of period      $3.37    $2.46    $1.85    $1.39    $1.13    $0.81    $0.87    $0.88   $1.00
Accumulation unit value at end of period            $1.55    $3.37    $2.46    $1.85    $1.39    $1.13    $0.81    $0.87   $0.88
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,784    3,347    3,067    2,792      711      217      149      100       7
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.20    $1.07    $0.87    $0.77    $0.66    $0.52    $0.64    $0.91   $1.00
Accumulation unit value at end of period            $0.71    $1.20    $1.07    $0.87    $0.77    $0.66    $0.52    $0.64   $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,245    2,990    3,257    3,145    2,082      359      191      182      13
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.19    $1.23    $1.07    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.76    $1.19    $1.23    $1.07    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          12,695   11,798   13,974   10,069       65       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.11    $1.23    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.61    $1.11    $1.23       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,528    2,291    2,781       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.20    $0.99    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.64    $1.20    $0.99       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,210    1,294    2,389       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/29/2000)
Accumulation unit value at beginning of period      $1.95    $1.69    $1.24    $1.03    $0.80    $0.54    $0.63    $0.80   $1.00
Accumulation unit value at end of period            $1.05    $1.95    $1.69    $1.24    $1.03    $0.80    $0.54    $0.63   $0.80
Number of accumulation units outstanding at end
  of period (000 omitted)                          10,494   11,177   12,711   11,740    7,114    4,070    1,930      833     190
--------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/29/2000)
Accumulation unit value at beginning of period      $1.93    $1.85    $1.73    $1.56    $1.33    $0.94    $1.13    $1.03   $1.00
Accumulation unit value at end of period            $1.16    $1.93    $1.85    $1.73    $1.56    $1.33    $0.94    $1.13   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                          11,268   13,451   14,502   14,569   10,599    6,621    2,942      855      77
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.37    $1.28    $1.15    $1.10    $1.02    $0.84    $0.97    $1.00      --
Accumulation unit value at end of period            $0.96    $1.37    $1.28    $1.15    $1.10    $1.02    $0.84    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,101    2,512    2,477    2,532    2,515    2,471    2,188    1,255      --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.43    $1.28    $1.06    $0.98    $0.90    $0.69    $0.90    $1.00      --
Accumulation unit value at end of period            $0.80    $1.43    $1.28    $1.06    $0.98    $0.90    $0.69    $0.90      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             824    1,016    1,118    1,247    1,438      938      461       65      --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of period      $1.44    $1.36    $1.22    $1.14    $0.97    $0.72    $0.99    $1.00      --
Accumulation unit value at end of period            $0.86    $1.44    $1.36    $1.22    $1.14    $0.97    $0.72    $0.99      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             977    1,125    1,281    1,387    1,549    1,450      884      232      --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94    $1.00      --
Accumulation unit value at end of period            $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,865    2,522    1,762    1,473    1,593    1,080      587      140      --
--------------------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II
  SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98    $1.00      --
Accumulation unit value at end of period            $0.70    $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,328    2,975    3,202    3,245    1,172      537      373       70      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98    $1.00      --
Accumulation unit value at end of period            $0.83    $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             363      574      711      686      562      313      250       67      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.39    $1.25    $1.09    $0.99    $0.88    $0.65    $0.96    $1.00      --
Accumulation unit value at end of period            $0.72    $1.39    $1.25    $1.09    $0.99    $0.88    $0.65    $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             212      292      407      449      466      469      371      201      --
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  55

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.05    $1.36    $1.18    $1.13    $1.05    $0.82    $0.97    $1.00      --
Accumulation unit value at end of period            $0.42    $1.05    $1.36    $1.18    $1.13    $1.05    $0.82    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             515      368      473      529      622      467      306       90      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $1.02    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.80    $1.13    $1.02       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             545      444      892       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period      $1.57    $1.38    $1.09    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.92    $1.57    $1.38    $1.09       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,203    1,506       41       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91    $1.00      --
Accumulation unit value at end of period            $0.46    $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             621      929      977      995      735      533      241       63      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period      $1.35    $1.14    $1.06    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.70    $1.35    $1.14    $1.06       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             249      316      302       65       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period      $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96    $1.00      --
Accumulation unit value at end of period            $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,315    5,003    5,777    6,121    5,022    3,923    2,930      730      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at beginning of period      $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98    $1.00      --
Accumulation unit value at end of period            $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,466    6,875    6,633    5,012    2,202    1,112      400       29      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of period      $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93    $1.00      --
Accumulation unit value at end of period            $0.91    $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,298    1,457    1,664    1,703    1,507    1,149      700      152      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $0.90    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.67    $0.90       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,860    1,583       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period      $1.19    $0.99    $1.04    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.69    $1.19    $0.99    $1.04       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             394      409    1,987      389       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of period      $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04    $1.00      --
Accumulation unit value at end of period            $1.07    $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,138    6,071    6,789    7,188    5,304    3,657    2,579      848      --
--------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period      $1.08    $1.06    $0.99    $0.94    $0.88    $0.74    $0.86    $0.93   $1.00
Accumulation unit value at end of period            $0.74    $1.08    $1.06    $0.99    $0.94    $0.88    $0.74    $0.86   $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,596    1,765    1,878    1,638      959      544      311      289      15
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period      $1.19    $1.02    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.71    $1.19    $1.02       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          10,986    6,387    3,929       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period      $1.26    $1.07    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.65    $1.26    $1.07       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,003    1,019    1,770       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $0.97    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.74    $1.13    $0.97       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,404      789    1,558       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------



56 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.04    $1.03    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.04    $1.03       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,487    3,603    3,669       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of period      $1.19    $1.11    $1.00    $0.92    $0.86    $0.82       --       --      --
Accumulation unit value at end of period            $0.79    $1.19    $1.11    $1.00    $0.92    $0.86       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             585      778      843      966      846      596       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period      $1.20    $1.03    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $1.20    $1.03       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          12,130    8,730    7,042       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00    $1.00      --
Accumulation unit value at end of period            $0.80    $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,347    7,618    9,099    9,746    8,735    6,117    3,320      583      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04    $1.00      --
Accumulation unit value at end of period            $1.39    $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,401    9,748   10,749   10,285    8,137    5,236    3,151      536      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.95    $1.00      --
Accumulation unit value at end of period            $1.05    $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.95      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,626    3,652    3,933    4,012    3,384    1,478      756      101      --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period      $2.07    $2.64    $2.21    $1.96    $1.50    $1.12    $1.11    $1.04   $1.00
Accumulation unit value at end of period            $1.18    $2.07    $2.64    $2.21    $1.96    $1.50    $1.12    $1.11   $1.04
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,520    3,992    5,455    6,194    5,320    3,834    2,650    1,215     150
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period      $2.13    $2.20    $1.90    $1.76    $1.44    $1.10    $1.22    $1.08   $1.00
Accumulation unit value at end of period            $1.41    $2.13    $2.20    $1.90    $1.76    $1.44    $1.10    $1.22   $1.08
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,095    3,284    3,540    3,470    2,522    1,628      986      410      56
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.97    $1.00      --
Accumulation unit value at end of period            $0.96    $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,761    4,875    4,583    3,446    2,367    1,668      932      155      --
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period      $2.43    $2.37    $2.06    $1.85    $1.48    $1.16    $1.23    $1.11   $1.00
Accumulation unit value at end of period            $1.51    $2.43    $2.37    $2.06    $1.85    $1.48    $1.16    $1.23   $1.11
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,092    6,530    7,397    7,580    5,065    3,549    2,398    1,096     162
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period      $1.03    $1.06    $0.94    $0.89    $0.79    $0.61    $0.79    $0.91   $1.00
Accumulation unit value at end of period            $0.64    $1.03    $1.06    $0.94    $0.89    $0.79    $0.61    $0.79   $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,344    5,998    7,046    7,488    4,379    2,692    2,301    1,422     202
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (09/29/2000)
Accumulation unit value at beginning of period      $0.53    $0.44    $0.41    $0.37    $0.37    $0.26    $0.44    $0.71   $1.00
Accumulation unit value at end of period            $0.29    $0.53    $0.44    $0.41    $0.37    $0.37    $0.26    $0.44   $0.71
Number of accumulation units outstanding at end
  of period (000 omitted)                             929    1,099    1,145    1,143    1,305    1,427    1,276    1,190     260
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $1.06    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.63    $1.06       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,662    4,056       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (09/29/2000)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $1.83    $1.44    $0.99    $0.76    $0.65    $0.48    $0.66    $0.87   $1.00
Accumulation unit value at end of period            $0.86    $1.83    $1.44    $0.99    $0.76    $0.65    $0.48    $0.66   $0.87
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,402    4,652    4,123    3,778    3,724    3,654    4,229    3,147     640
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  57

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/29/2000)
Accumulation unit value at beginning of period      $1.42    $1.29    $1.06    $0.97    $0.85    $0.67    $0.76    $1.01   $1.00
Accumulation unit value at end of period            $0.88    $1.42    $1.29    $1.06    $0.97    $0.85    $0.67    $0.76   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,718    2,660    3,420    3,932    3,125    1,977      714      498      16
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $0.73    $0.67    $0.63    $0.61    $0.56    $0.46    $0.65    $0.87   $1.00
Accumulation unit value at end of period            $0.46    $0.73    $0.67    $0.63    $0.61    $0.56    $0.46    $0.65   $0.87
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,841    3,602    4,618    5,560    5,021    4,726    4,234    3,342     685
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $0.94    $0.92    $0.83    $0.79    $0.75    $0.57    $0.85    $0.90   $1.00
Accumulation unit value at end of period            $0.56    $0.94    $0.92    $0.83    $0.79    $0.75    $0.57    $0.85   $0.90
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,779    2,321    2,844    3,667    4,463    4,471    3,982    2,670     527
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period      $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89    $1.00      --
Accumulation unit value at end of period            $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,107    2,729    2,801    2,287    1,297      759      512      218      --
--------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period      $1.07    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.57    $1.07    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,572    1,809    1,600       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.48    $1.41    $1.21    $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.87    $1.48    $1.41    $1.21    $1.07       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,652    2,077    2,319    1,151       31       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.26    $1.29    $1.14    $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.77    $1.26    $1.29    $1.14    $1.05       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             760    1,153      883      417       22       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.20    $1.10    $1.04    $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.01    $1.20    $1.10    $1.04    $1.02       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          19,714   18,443   11,811    5,096       84       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period      $1.12    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.93    $1.12    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,193    5,022    4,812       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES* (08/13/2001)
Accumulation unit value at beginning of period      $1.42    $1.43    $1.18    $1.13    $0.98    $0.81    $0.98    $1.00      --
Accumulation unit value at end of period            $0.98    $1.42    $1.43    $1.18    $1.13    $0.98    $0.81    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             992    1,249    1,326    1,502    1,329      801      346       41      --
*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
  Portfolio - Diversified Equity Income Fund.
--------------------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES* (12/15/2006)
Accumulation unit value at beginning of period      $1.13    $1.01    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.61    $1.13    $1.01       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              62      209      314       --       --       --       --       --      --
*Pioneer International Value VCT
  Portfolio - Class II Shares liquidated on
  April 24, 2009.
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98    $1.00      --
Accumulation unit value at end of period            $0.89    $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             620      784      900      883      817      724      514      219      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96    $1.00      --
Accumulation unit value at end of period            $0.96    $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             868    1,505    1,655    2,044    2,305    2,650    1,994      612      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/29/2000)
Accumulation unit value at beginning of period      $0.66    $0.64    $0.62    $0.55    $0.47    $0.36    $0.52    $0.79   $1.00
Accumulation unit value at end of period            $0.36    $0.66    $0.64    $0.62    $0.55    $0.47    $0.36    $0.52   $0.79
Number of accumulation units outstanding at end
  of period (000 omitted)                             823    1,249    1,563    2,018    2,390    2,773    3,507    4,095   1,162
--------------------------------------------------------------------------------------------------------------------------------



58 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.71       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.84       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             225       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.76       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             197       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.73       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              32       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.79       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             329       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.11    $1.08    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $1.11    $1.08       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,838    3,261    3,580       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.25    $1.19    $1.04    $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.78    $1.25    $1.19    $1.04    $1.04       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              68      147      142      161       42       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at beginning of period      $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07    $1.00      --
Accumulation unit value at end of period            $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,355    4,855    4,430    4,724    3,930    3,089    2,209      628      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.10    $1.09    $0.97    $0.94    $0.86    $0.73    $0.84    $0.95   $1.00
Accumulation unit value at end of period            $0.77    $1.10    $1.09    $0.97    $0.94    $0.86    $0.73    $0.84   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,256    2,079    1,672    1,877    1,818    1,979    1,811    1,468     387
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/29/2000)
Accumulation unit value at beginning of period      $1.13    $1.09    $1.05    $1.03    $1.04    $1.04    $1.04    $1.01   $1.00
Accumulation unit value at end of period            $1.14    $1.13    $1.09    $1.05    $1.03    $1.04    $1.04    $1.04   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                          17,221   16,036   11,540    7,130    8,287   10,038   12,020   13,646   4,153
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were
  (0.05%) and (0.05%), respectively.
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.33    $1.28    $1.23    $1.22    $1.18    $1.14    $1.09    $1.02   $1.00
Accumulation unit value at end of period            $1.23    $1.33    $1.28    $1.23    $1.22    $1.18    $1.14    $1.09   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                          25,908   24,395   21,045   15,251   10,446    8,654    7,278    4,119     600
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND* (09/29/2000)
Accumulation unit value at beginning of period      $1.89    $1.77    $1.49    $1.32    $1.13    $0.81    $1.01    $1.00   $1.00
Accumulation unit value at end of period            $1.11    $1.89    $1.77    $1.49    $1.32    $1.13    $0.81    $1.01   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                          16,588   17,673   17,788   12,648    8,024    4,235    2,480    1,303      83
*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
  Portfolio - Diversified Equity Income Fund.
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period      $0.90    $0.89    $0.78    $0.74    $0.70    $0.55    $0.71    $0.88   $1.00
Accumulation unit value at end of period            $0.52    $0.90    $0.89    $0.78    $0.74    $0.70    $0.55    $0.71   $0.88
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,962    9,846   11,629    5,105    1,558      831      450      326      65
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.55    $1.45    $1.38    $1.46    $1.34    $1.20    $1.05    $1.05   $1.00
Accumulation unit value at end of period            $1.53    $1.55    $1.45    $1.38    $1.46    $1.34    $1.20    $1.05   $1.05
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,887    7,970    6,731    5,648    3,777    2,836    1,944    1,001     174
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  59

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.11    $1.04    $1.03    $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.10    $1.11    $1.04    $1.03    $1.02       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,093    4,970    5,558    3,131      218       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.40    $1.39    $1.27    $1.23    $1.11    $0.90    $0.97    $0.93   $1.00
Accumulation unit value at end of period            $1.04    $1.40    $1.39    $1.27    $1.23    $1.11    $0.90    $0.97   $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,762   10,346   11,919   13,288   12,815   10,123    5,961    3,548     577
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.12    $1.10    $1.03    $1.01    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.90    $1.12    $1.10    $1.03    $1.01       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,529    3,644    3,835    1,067        1       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99    $1.00      --
Accumulation unit value at end of period            $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             698      907    1,092    1,256    1,359      811      401      184      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period      $1.48    $1.36    $1.19    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.81    $1.48    $1.36    $1.19       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,373    2,137    2,846      247       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.04    $1.00    $0.88    $0.85    $0.78    $0.61    $0.80    $0.92   $1.00
Accumulation unit value at end of period            $0.65    $1.04    $1.00    $0.88    $0.85    $0.78    $0.61    $0.80   $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,734    5,995    6,656    7,646    7,782    5,947    3,742    1,886     113
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.23    $1.18    $1.15    $1.14    $1.14    $1.14    $1.08    $1.03   $1.00
Accumulation unit value at end of period            $1.19    $1.23    $1.18    $1.15    $1.14    $1.14    $1.14    $1.08   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,695    7,227    7,765    9,250    9,832    9,828    8,010    4,050     474
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period      $0.60    $0.59    $0.54    $0.50    $0.46    $0.39    $0.53    $0.77   $1.00
Accumulation unit value at end of period            $0.33    $0.60    $0.59    $0.54    $0.50    $0.46    $0.39    $0.53   $0.77
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,065    7,041    7,585    8,017    3,588    4,296    2,674    2,826   1,195
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period      $1.24    $1.26    $1.07    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.24    $1.26    $1.07    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              58      137      175       76       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period      $1.35    $1.42    $1.28    $1.24    $1.05    $0.72    $0.88    $0.95   $1.00
Accumulation unit value at end of period            $0.82    $1.35    $1.42    $1.28    $1.24    $1.05    $0.72    $0.88   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                             922    1,550    1,998    2,289    2,188    1,581      998      599     100
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (09/29/2000)
Accumulation unit value at beginning of period      $3.32    $2.43    $1.83    $1.38    $1.12    $0.81    $0.86    $0.88   $1.00
Accumulation unit value at end of period            $1.52    $3.32    $2.43    $1.83    $1.38    $1.12    $0.81    $0.86   $0.88
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,087    2,342    2,078    1,792      593      234      195      107      12
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.18    $1.06    $0.86    $0.76    $0.66    $0.52    $0.64    $0.91   $1.00
Accumulation unit value at end of period            $0.70    $1.18    $1.06    $0.86    $0.76    $0.66    $0.52    $0.64   $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,293    3,109    3,065    2,785    1,364      594      495      455     316
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.18    $1.22    $1.06    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.18    $1.22    $1.06    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,904    5,924    6,990    4,754       97       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.11    $1.22    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.61    $1.11    $1.22       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,665    1,324    1,445       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------



60 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.20    $0.99    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.63    $1.20    $0.99       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             622      495    1,082       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/29/2000)
Accumulation unit value at beginning of period      $1.92    $1.67    $1.23    $1.02    $0.79    $0.54    $0.63    $0.80   $1.00
Accumulation unit value at end of period            $1.04    $1.92    $1.67    $1.23    $1.02    $0.79    $0.54    $0.63   $0.80
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,744    8,393    8,969    8,190    5,277    3,289    2,052    1,069     225
--------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/29/2000)
Accumulation unit value at beginning of period      $1.90    $1.82    $1.71    $1.55    $1.32    $0.93    $1.13    $1.02   $1.00
Accumulation unit value at end of period            $1.14    $1.90    $1.82    $1.71    $1.55    $1.32    $0.93    $1.13   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,777    9,982   11,009   11,377    8,711    6,164    3,595    1,227     128
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97    $1.00      --
Accumulation unit value at end of period            $0.95    $1.35    $1.26    $1.14    $1.09    $1.01    $0.84    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,473    2,175    2,018    1,925    2,001    2,040    1,735      698      --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.41    $1.26    $1.05    $0.97    $0.89    $0.69    $0.90    $1.00      --
Accumulation unit value at end of period            $0.79    $1.41    $1.26    $1.05    $0.97    $0.89    $0.69    $0.90      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             284      475      510      530      551      564      375       97      --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of period      $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99    $1.00      --
Accumulation unit value at end of period            $0.84    $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             896    1,001    1,175    1,240    1,207    1,199      982      276      --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94    $1.00      --
Accumulation unit value at end of period            $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,243    1,559    1,303    1,423    1,489    1,344      816      222      --
--------------------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES
  (11/07/2002)
Accumulation unit value at beginning of period                $1.56   $1.41   $1.35   $1.25   $1.19   $0.93   $1.00
Accumulation unit value at end of period                      $0.89   $1.56   $1.41   $1.35   $1.25   $1.19   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 557     617     673   1,056     119      11      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period                $2.03   $1.86   $1.61   $1.49   $1.31   $0.98   $1.00
Accumulation unit value at end of period                      $1.06   $2.03   $1.86   $1.61   $1.49   $1.31   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  18      29      67      36      39      19       3
-------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                $2.03   $1.83   $1.59   $1.45   $1.29   $0.95   $1.00
Accumulation unit value at end of period                      $1.04   $2.03   $1.83   $1.59   $1.45   $1.29   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   8      10      13      17      16       7      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.24   $1.61   $1.39   $1.33   $1.23   $0.96   $1.00
Accumulation unit value at end of period                      $0.50   $1.24   $1.61   $1.39   $1.33   $1.23   $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  72      28     110      31      17       7      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.80   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  36      42     540      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                $1.57   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                      $0.92   $1.57   $1.38   $1.09      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,425     831       9      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.62   $1.52   $1.39   $1.37   $1.32   $0.92   $1.00
Accumulation unit value at end of period                      $0.89   $1.62   $1.52   $1.39   $1.37   $1.32   $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  82      92     103     165      34       5      --
-------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  61

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                $1.35   $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                      $0.70   $1.35   $1.14   $1.06      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  39      61     150      25      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period                $1.70   $1.64   $1.41   $1.37   $1.24   $0.95   $1.00
Accumulation unit value at end of period                      $1.00   $1.70   $1.64   $1.41   $1.37   $1.24   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 374     658     767     893     671     320       7
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (11/07/2002)
Accumulation unit value at beginning of period                $2.90   $2.78   $2.07   $1.80   $1.45   $1.02   $1.00
Accumulation unit value at end of period                      $1.34   $2.90   $2.78   $2.07   $1.80   $1.45   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,769   1,761   1,895   1,469     792     354      21
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                $2.21   $1.90   $1.53   $1.37   $1.21   $0.98   $1.00
Accumulation unit value at end of period                      $1.21   $2.21   $1.90   $1.53   $1.37   $1.21   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 116     159     238     287     242      72      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 768   1,102      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                $1.18   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                      $0.68   $1.18   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 136     159   1,283     301      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                $1.63   $1.73   $1.48   $1.42   $1.26   $0.99   $1.00
Accumulation unit value at end of period                      $1.18   $1.63   $1.73   $1.48   $1.42   $1.26   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 658   1,255   1,765   1,974     888     297      29
-------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/07/2002)
Accumulation unit value at beginning of period                $1.38   $1.36   $1.26   $1.21   $1.13   $0.95   $1.00
Accumulation unit value at end of period                      $0.94   $1.38   $1.36   $1.26   $1.21   $1.13   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  33      36      74     181     192       6      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                $1.19   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.71   $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               3,709   2,790   2,140      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                $1.26   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.64   $1.26   $1.07      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 214     178     960      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                $1.13   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.74   $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 281     235   1,052      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.75   $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,888   2,239   2,644      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of period                $1.58   $1.48   $1.33   $1.24   $1.15   $1.10      --
Accumulation unit value at end of period                      $1.05   $1.58   $1.48   $1.33   $1.24   $1.15      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 229     297     397     381     391     228      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.20   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.68   $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               3,810   3,538   3,713      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.62   $1.47   $1.31   $1.23   $1.18   $0.97   $1.00
Accumulation unit value at end of period                      $0.93   $1.62   $1.47   $1.31   $1.23   $1.18   $0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,260   1,786   2,167   2,418   1,811     806      37
-------------------------------------------------------------------------------------------------------------------



62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $2.50   $2.19   $1.97   $1.69   $1.37   $1.00   $1.00
Accumulation unit value at end of period                      $1.50   $2.50   $2.19   $1.97   $1.69   $1.37   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,138   2,477   3,028   2,674   1,897     567      17
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $2.39   $2.06   $1.77   $1.50   $1.34   $0.94   $1.00
Accumulation unit value at end of period                      $1.32   $2.39   $2.06   $1.77   $1.50   $1.34   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 268     420     513     557     419     104      17
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.87   $2.39   $2.00   $1.78   $1.37   $1.02   $1.00
Accumulation unit value at end of period                      $1.07   $1.87   $2.39   $2.00   $1.78   $1.37   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 391     524     800     981     673     256      15
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.93   $2.00   $1.72   $1.60   $1.31   $1.00   $1.00
Accumulation unit value at end of period                      $1.28   $1.93   $2.00   $1.72   $1.60   $1.31   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 356     512     911     737     370     224      13
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.80   $1.76   $1.50   $1.37   $1.23   $0.99   $1.00
Accumulation unit value at end of period                      $1.12   $1.80   $1.76   $1.50   $1.37   $1.23   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,046   1,559   1,733   1,384   1,109     402      30
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                $2.04   $2.00   $1.73   $1.55   $1.25   $0.98   $1.00
Accumulation unit value at end of period                      $1.27   $2.04   $2.00   $1.73   $1.55   $1.25   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 869   1,520   2,091   2,234     965     307      29
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.58   $1.62   $1.45   $1.38   $1.21   $0.94   $1.00
Accumulation unit value at end of period                      $0.98   $1.58   $1.62   $1.45   $1.38   $1.21   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 610     883   1,109   1,210     276     110      11
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.90   $1.58   $1.48   $1.34   $1.34   $0.93   $1.00
Accumulation unit value at end of period                      $1.05   $1.90   $1.58   $1.48   $1.34   $1.34   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  10      11      24      21      20      14      --
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               3,505   2,828      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (11/07/2002)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                $3.69   $2.91   $2.01   $1.54   $1.31   $0.98   $1.00
Accumulation unit value at end of period                      $1.75   $3.69   $2.91   $2.01   $1.54   $1.31   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  83     193     206     200     197      18       5
-------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (11/07/2002)
Accumulation unit value at beginning of period                $2.09   $1.90   $1.57   $1.43   $1.26   $0.99   $1.00
Accumulation unit value at end of period                      $1.30   $2.09   $1.90   $1.57   $1.43   $1.26   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 236     285     383     462     227     105       4
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                $1.46   $1.33   $1.25   $1.22   $1.13   $0.93   $1.00
Accumulation unit value at end of period                      $0.91   $1.46   $1.33   $1.25   $1.22   $1.13   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 285     304     340     345     195     179       4
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                $1.56   $1.54   $1.37   $1.32   $1.26   $0.95   $1.00
Accumulation unit value at end of period                      $0.93   $1.56   $1.54   $1.37   $1.32   $1.26   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 110     127     178     246     249     156       3
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                $3.25   $2.57   $1.98   $1.72   $1.34   $1.02   $1.00
Accumulation unit value at end of period                      $2.00   $3.25   $2.57   $1.98   $1.72   $1.34   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 307     355     578     450     130      40      --
-------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  63

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.56   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,086   1,105   1,042      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.48   $1.40   $1.21   $1.07   $1.00      --      --
Accumulation unit value at end of period                      $0.87   $1.48   $1.40   $1.21   $1.07      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 664     841     790     465      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.26   $1.29   $1.14   $1.05   $1.00      --      --
Accumulation unit value at end of period                      $0.77   $1.26   $1.29   $1.14   $1.05      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  99     173      85      82      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.19   $1.10   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period                      $1.01   $1.19   $1.10   $1.04   $1.02      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               5,965   6,507   4,804   2,295       2      --      --
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                $1.11   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.93   $1.11   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               3,613   3,179   3,380      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES* (11/07/2002)
Accumulation unit value at beginning of period                $1.72   $1.73   $1.43   $1.37   $1.19   $0.98   $1.00
Accumulation unit value at end of period                      $1.18   $1.72   $1.73   $1.43   $1.37   $1.19   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 164     281     428     567     409     171      29
*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST
  RiverSource Variable Portfolio - Diversified Equity Income Fund.
-------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES* (12/15/2006)
Accumulation unit value at beginning of period                $1.13   $1.01   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.61   $1.13   $1.01      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  59      55     218      --      --      --      --
*Pioneer International Value VCT Portfolio - Class II Shares liquidated on April 24, 2009.
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/07/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $1.33   $1.35   $1.32   $1.18   $1.11   $0.95   $1.00
Accumulation unit value at end of period                      $1.09   $1.33   $1.35   $1.32   $1.18   $1.11   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 228     287     405     586     510     324      10
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                $2.19   $2.04   $1.61   $1.45   $1.26   $0.99   $1.00
Accumulation unit value at end of period                      $1.21   $2.19   $2.04   $1.61   $1.45   $1.26   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 180     244     229     273     270     236      13
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.72   $1.68   $1.61   $1.45   $1.23   $0.93   $1.00
Accumulation unit value at end of period                      $0.93   $1.72   $1.68   $1.61   $1.45   $1.23   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  24      18       5       6       1      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.71      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.84      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  18      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.76      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  12      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.73      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  80      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.79      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  40      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period                $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.68   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,731   2,168   2,674      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.25   $1.19   $1.04   $1.04   $1.00      --      --
Accumulation unit value at end of period                      $0.78   $1.25   $1.19   $1.04   $1.04      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  47      59      63      54      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.90   $2.02   $1.69   $1.62   $1.36   $1.00   $1.00
Accumulation unit value at end of period                      $1.29   $1.90   $2.02   $1.69   $1.62   $1.36   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,763   1,674   1,021     937     460     220      20
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.46   $1.45   $1.28   $1.25   $1.15   $0.96   $1.00
Accumulation unit value at end of period                      $1.02   $1.46   $1.45   $1.28   $1.25   $1.15   $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 172     552     222     183      82      38      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/07/2002)
Accumulation unit value at beginning of period                $1.08   $1.04   $1.01   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period                      $1.10   $1.08   $1.04   $1.01   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,741   1,930   1,762   1,751   2,006     888     132
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31,
  2008 were (0.10%) and (0.10%), respectively.
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.19   $1.14   $1.10   $1.09   $1.05   $1.02   $1.00
Accumulation unit value at end of period                      $1.10   $1.19   $1.14   $1.10   $1.09   $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                               8,752   9,526   8,383   3,535   1,139     622       3
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND* (11/07/2002)
Accumulation unit value at beginning of period                $2.32   $2.17   $1.83   $1.63   $1.39   $1.00   $1.00
Accumulation unit value at end of period                      $1.37   $2.32   $2.17   $1.83   $1.63   $1.39   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               3,962   4,062   4,317   2,866   1,676     227      10
*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST
  RiverSource Variable Portfolio - Diversified Equity Income Fund.
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (11/07/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                $1.51   $1.49   $1.30   $1.24   $1.18   $0.93   $1.00
Accumulation unit value at end of period                      $0.87   $1.51   $1.49   $1.30   $1.24   $1.18   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 954   1,243   1,440   1,293     138      28      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.34   $1.26   $1.19   $1.27   $1.16   $1.04   $1.00
Accumulation unit value at end of period                      $1.32   $1.34   $1.26   $1.19   $1.27   $1.16   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,482   3,061   2,526   1,503     737     253       7
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.11   $1.04   $1.03   $1.02   $1.00      --      --
Accumulation unit value at end of period                      $1.10   $1.11   $1.04   $1.03   $1.02      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,228   2,807   3,435   1,777      71      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.60   $1.59   $1.45   $1.41   $1.28   $1.03   $1.00
Accumulation unit value at end of period                      $1.19   $1.60   $1.59   $1.45   $1.41   $1.28   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 821   1,358   1,921   2,181   1,934     936      15
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.12   $1.10   $1.03   $1.01   $1.00      --      --
Accumulation unit value at end of period                      $0.90   $1.12   $1.10   $1.03   $1.01      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,894   2,076   2,349     446      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.57   $1.39   $1.41   $1.29   $1.19   $0.98   $1.00
Accumulation unit value at end of period                      $0.86   $1.57   $1.39   $1.41   $1.29   $1.19   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 104     146     210     346     387     142       7
-------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  65

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period                $1.48   $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period                      $0.81   $1.48   $1.36   $1.19      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 751     813   1,468      52      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.61   $1.55   $1.36   $1.31   $1.20   $0.95   $1.00
Accumulation unit value at end of period                      $1.00   $1.61   $1.55   $1.36   $1.31   $1.20   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 419     885   1,065   1,178     842     212      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.08   $1.04   $1.01   $1.00   $1.01   $1.00   $1.00
Accumulation unit value at end of period                      $1.04   $1.08   $1.04   $1.01   $1.00   $1.01   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 972   1,041   1,265   1,585   1,420     839     137
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (11/07/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                $1.46   $1.44   $1.31   $1.21   $1.13   $0.94   $1.00
Accumulation unit value at end of period                      $0.81   $1.46   $1.44   $1.31   $1.21   $1.13   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 472     759     973   1,167     595     309      22
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                $1.24   $1.26   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period                      $0.74   $1.24   $1.26   $1.07   $1.03      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  10      29      43      10      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (11/07/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                $1.82   $1.92   $1.74   $1.68   $1.43   $0.98   $1.00
Accumulation unit value at end of period                      $1.11   $1.82   $1.92   $1.74   $1.68   $1.43   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 136     170     325     350     369      76       8
-------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/07/2002)
Accumulation unit value at beginning of period                $4.14   $3.03   $2.28   $1.72   $1.40   $1.01   $1.00
Accumulation unit value at end of period                      $1.90   $4.14   $3.03   $2.28   $1.72   $1.40   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 809     593     539     605      83      23      --
-------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/07/2002)
Accumulation unit value at beginning of period                $2.23   $2.00   $1.63   $1.44   $1.24   $0.98   $1.00
Accumulation unit value at end of period                      $1.32   $2.23   $2.00   $1.63   $1.44   $1.24   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 168     334     354     322     126      43      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.18   $1.22   $1.06   $1.03   $1.00      --      --
Accumulation unit value at end of period                      $0.75   $1.18   $1.22   $1.06   $1.03      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,880   3,061   3,791   2,436      44      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.11   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.61   $1.11   $1.22      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 962     485     846      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.20   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.63   $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 114     140     648      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/07/2002)
Accumulation unit value at beginning of period                $3.65   $3.17   $2.34   $1.94   $1.51   $1.02   $1.00
Accumulation unit value at end of period                      $1.97   $3.65   $3.17   $2.34   $1.94   $1.51   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 926   1,054   1,256   1,045     444     199      12
-------------------------------------------------------------------------------------------------------------------
WANGER USA (11/07/2002)
Accumulation unit value at beginning of period                $2.03   $1.94   $1.82   $1.65   $1.41   $0.99   $1.00
Accumulation unit value at end of period                      $1.21   $2.03   $1.94   $1.82   $1.65   $1.41   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,638   2,304   2,492   2,374   1,263     501      46
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.55   $1.46   $1.31   $1.26   $1.17   $0.96   $1.00
Accumulation unit value at end of period                      $1.09   $1.55   $1.46   $1.31   $1.26   $1.17   $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 269     357     386     401     401     222     117
-------------------------------------------------------------------------------------------------------------------



66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.99   $1.79   $1.49   $1.37   $1.27   $0.97   $1.00
Accumulation unit value at end of period                      $1.12   $1.99   $1.79   $1.49   $1.37   $1.27   $0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  13      26      30      31      40      25       1
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.86   $1.76   $1.59   $1.49   $1.27   $0.94   $1.00
Accumulation unit value at end of period                      $1.10   $1.86   $1.76   $1.59   $1.49   $1.27   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  43      49      76     145     157     151      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                $2.19   $1.94   $1.60   $1.52   $1.35   $0.96   $1.00
Accumulation unit value at end of period                      $1.27   $2.19   $1.94   $1.60   $1.52   $1.35   $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 100     135     185     144     141      18      --
-------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES
  (11/07/2002)
Accumulation unit value at beginning of period                $1.55   $1.40   $1.34   $1.25   $1.19   $0.93   $1.00
Accumulation unit value at end of period                      $0.88   $1.55   $1.40   $1.34   $1.25   $1.19   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 509     601     651     846     175      38      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period                $2.01   $1.84   $1.60   $1.49   $1.30   $0.98   $1.00
Accumulation unit value at end of period                      $1.05   $2.01   $1.84   $1.60   $1.49   $1.30   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  58     111     140     150      89      21      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. DYNAMICS FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                $2.01   $1.82   $1.58   $1.45   $1.29   $0.95   $1.00
Accumulation unit value at end of period                      $1.03   $2.01   $1.82   $1.58   $1.45   $1.29   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --       1       1      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.22   $1.58   $1.37   $1.31   $1.22   $0.96   $1.00
Accumulation unit value at end of period                      $0.49   $1.22   $1.58   $1.37   $1.31   $1.22   $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  14      26      41      25      30      34      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.79   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  28      38     300      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                $1.56   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                      $0.92   $1.56   $1.38   $1.09      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 765     403       4      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.60   $1.50   $1.38   $1.36   $1.32   $0.92   $1.00
Accumulation unit value at end of period                      $0.88   $1.60   $1.50   $1.38   $1.36   $1.32   $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  55      58      66     121      17       6      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                $1.34   $1.13   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                      $0.70   $1.34   $1.13   $1.06      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  25      26      87      18      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period                $1.68   $1.62   $1.41   $1.36   $1.24   $0.95   $1.00
Accumulation unit value at end of period                      $0.99   $1.68   $1.62   $1.41   $1.36   $1.24   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 351     534     623     698     566     228       3
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (11/07/2002)
Accumulation unit value at beginning of period                $2.87   $2.75   $2.06   $1.79   $1.45   $1.02   $1.00
Accumulation unit value at end of period                      $1.33   $2.87   $2.75   $2.06   $1.79   $1.45   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,147   1,421   1,520   1,016     393     168       3
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                $2.17   $1.87   $1.51   $1.35   $1.19   $0.98   $1.00
Accumulation unit value at end of period                      $1.18   $2.17   $1.87   $1.51   $1.35   $1.19   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 217     269     158     185     132      42      --
-------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  67

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 398     560      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                $1.18   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                      $0.68   $1.18   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 118      42     664     109      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                $1.61   $1.72   $1.47   $1.42   $1.26   $0.99   $1.00
Accumulation unit value at end of period                      $1.16   $1.61   $1.72   $1.47   $1.42   $1.26   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 569   1,164   1,347   1,479     981     305      --
-------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/07/2002)
Accumulation unit value at beginning of period                $1.37   $1.35   $1.26   $1.20   $1.12   $0.95   $1.00
Accumulation unit value at end of period                      $0.93   $1.37   $1.35   $1.26   $1.20   $1.12   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 306     291     288     144     101       6      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                $1.18   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.71   $1.18   $1.02      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,024   1,539   1,164      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                $1.26   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.64   $1.26   $1.06      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 279     232     549      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                $1.12   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.73   $1.12   $0.97      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 167      44     479      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.74   $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,127   1,335   1,077      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (12/08/2003)
Accumulation unit value at beginning of period                $1.55   $1.45   $1.31   $1.22   $1.13   $1.08      --
Accumulation unit value at end of period                      $1.02   $1.55   $1.45   $1.31   $1.22   $1.13      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  52      81     108     134     139      47      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.19   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.68   $1.19   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,566   2,154   2,206      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.61   $1.45   $1.30   $1.23   $1.18   $0.97   $1.00
Accumulation unit value at end of period                      $0.92   $1.61   $1.45   $1.30   $1.23   $1.18   $0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 976   1,343   1,937   2,066   1,461     559      14
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $2.48   $2.17   $1.96   $1.68   $1.36   $1.00   $1.00
Accumulation unit value at end of period                      $1.48   $2.48   $2.17   $1.96   $1.68   $1.36   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,496   1,756   2,082   1,937   1,292     500      11
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $2.36   $2.04   $1.75   $1.49   $1.33   $0.94   $1.00
Accumulation unit value at end of period                      $1.31   $2.36   $2.04   $1.75   $1.49   $1.33   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 286     425     456     397     294      90       2
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.85   $2.37   $1.99   $1.77   $1.36   $1.02   $1.00
Accumulation unit value at end of period                      $1.05   $1.85   $2.37   $1.99   $1.77   $1.36   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 340     514     653     812     732     435      16
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.91   $1.98   $1.71   $1.59   $1.30   $1.00   $1.00
Accumulation unit value at end of period                      $1.26   $1.91   $1.98   $1.71   $1.59   $1.30   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 208     507     672     451     208     101       4
-------------------------------------------------------------------------------------------------------------------



68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.78   $1.74   $1.49   $1.36   $1.23   $0.99   $1.00
Accumulation unit value at end of period                      $1.11   $1.78   $1.74   $1.49   $1.36   $1.23   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 629     956   1,045     825     780     330      18
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                $2.02   $1.98   $1.72   $1.55   $1.24   $0.98   $1.00
Accumulation unit value at end of period                      $1.25   $2.02   $1.98   $1.72   $1.55   $1.24   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 646   1,282   1,607   1,641     806     272      14
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.56   $1.61   $1.44   $1.37   $1.21   $0.94   $1.00
Accumulation unit value at end of period                      $0.97   $1.56   $1.61   $1.44   $1.37   $1.21   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 472     629     670     764     137      59       6
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES GLOBAL TECHNOLOGY PORTFOLIO: SERVICE SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.88   $1.56   $1.47   $1.33   $1.34   $0.93   $1.00
Accumulation unit value at end of period                      $1.04   $1.88   $1.56   $1.47   $1.33   $1.34   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  23      33      27      31      22       5       1
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,885   1,445      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES OVERSEAS PORTFOLIO: SERVICE SHARES (11/07/2002)
(PREVIOUSLY JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                $3.64   $2.88   $1.99   $1.52   $1.30   $0.98   $1.00
Accumulation unit value at end of period                      $1.72   $3.64   $2.88   $1.99   $1.52   $1.30   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 101     164     112      82      71      16      --
-------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (11/07/2002)
Accumulation unit value at beginning of period                $2.06   $1.89   $1.56   $1.42   $1.25   $0.99   $1.00
Accumulation unit value at end of period                      $1.28   $2.06   $1.89   $1.56   $1.42   $1.25   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 172     282     406     425     178     131      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                $1.45   $1.32   $1.25   $1.21   $1.12   $0.93   $1.00
Accumulation unit value at end of period                      $0.90   $1.45   $1.32   $1.25   $1.21   $1.12   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  95     193     311     340     193     177      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                $1.54   $1.52   $1.37   $1.32   $1.25   $0.95   $1.00
Accumulation unit value at end of period                      $0.92   $1.54   $1.52   $1.37   $1.32   $1.25   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  85     180     243     288     231     178       1
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                $3.29   $2.61   $2.02   $1.75   $1.37   $1.02   $1.00
Accumulation unit value at end of period                      $2.02   $3.29   $2.61   $2.02   $1.75   $1.37   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 206     303     338     298     160      84      --
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                $1.06   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.56   $1.06   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 604     584     558      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.47   $1.40   $1.21   $1.07   $1.00      --      --
Accumulation unit value at end of period                      $0.86   $1.47   $1.40   $1.21   $1.07      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 448     554     612     479       2      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.25   $1.28   $1.13   $1.05   $1.00      --      --
Accumulation unit value at end of period                      $0.77   $1.25   $1.28   $1.13   $1.05      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 158     355     385     192      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.19   $1.10   $1.03   $1.02   $1.00      --      --
Accumulation unit value at end of period                      $1.00   $1.19   $1.10   $1.03   $1.02      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               4,296   4,132   3,060   1,589      20      --      --
-------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  69

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                $1.11   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.92   $1.11   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,046   1,725   1,792      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PIONEER EQUITY INCOME VCT PORTFOLIO - CLASS II SHARES* (11/07/2002)
Accumulation unit value at beginning of period                $1.69   $1.70   $1.41   $1.35   $1.18   $0.98   $1.00
Accumulation unit value at end of period                      $1.16   $1.69   $1.70   $1.41   $1.35   $1.18   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  89     176     212     257     245     174       3
*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST
  RiverSource Variable Portfolio - Diversified Equity Income Fund.
-------------------------------------------------------------------------------------------------------------------
PIONEER INTERNATIONAL VALUE VCT PORTFOLIO - CLASS II SHARES* (12/15/2006)
Accumulation unit value at beginning of period                $1.13   $1.01   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.61   $1.13   $1.01      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   7      17      68      --      --      --      --
*Pioneer International Value VCT Portfolio - Class II Shares liquidated on April 24, 2009.
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/07/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $1.31   $1.34   $1.32   $1.18   $1.11   $0.95   $1.00
Accumulation unit value at end of period                      $1.08   $1.31   $1.34   $1.32   $1.18   $1.11   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  62      93     177     190     144      68      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                $2.17   $2.02   $1.60   $1.45   $1.26   $0.99   $1.00
Accumulation unit value at end of period                      $1.20   $2.17   $2.02   $1.60   $1.45   $1.26   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  42      92     102     135     136      73      15
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.71   $1.66   $1.60   $1.44   $1.23   $0.93   $1.00
Accumulation unit value at end of period                      $0.92   $1.71   $1.66   $1.60   $1.44   $1.23   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2       4      24      29      24      25      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.71      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.84      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 255      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.76      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  53      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.73      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   4      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.79      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period                $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.67   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,501   1,117   1,336      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.24   $1.18   $1.03   $1.04   $1.00      --      --
Accumulation unit value at end of period                      $0.78   $1.24   $1.18   $1.03   $1.04      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  10      12      20      16      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.88   $2.00   $1.68   $1.61   $1.36   $1.00   $1.00
Accumulation unit value at end of period                      $1.27   $1.88   $2.00   $1.68   $1.61   $1.36   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,068     982     774     738     348     180       1
-------------------------------------------------------------------------------------------------------------------



70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.45   $1.44   $1.27   $1.24   $1.15   $0.96   $1.00
Accumulation unit value at end of period                      $1.00   $1.45   $1.44   $1.27   $1.24   $1.15   $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 162     485     198     150     125     108       3
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/07/2002)
Accumulation unit value at beginning of period                $1.07   $1.03   $1.00   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period                      $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               3,444   2,303   1,986   1,666   1,123     515     105
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31,
  2008 were (0.33%) and (0.33%), respectively.
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.17   $1.13   $1.10   $1.09   $1.05   $1.02   $1.00
Accumulation unit value at end of period                      $1.09   $1.17   $1.13   $1.10   $1.09   $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                               6,022   6,003   5,478   2,694   1,596     573      25
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND* (11/07/2002)
Accumulation unit value at beginning of period                $2.30   $2.15   $1.82   $1.62   $1.39   $0.99   $1.00
Accumulation unit value at end of period                      $1.35   $2.30   $2.15   $1.82   $1.62   $1.39   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,867   3,181   3,601   2,375   1,384     191       3
*Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST
  RiverSource Variable Portfolio - Diversified Equity Income Fund.
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (11/07/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                $1.50   $1.48   $1.30   $1.24   $1.18   $0.93   $1.00
Accumulation unit value at end of period                      $0.86   $1.50   $1.48   $1.30   $1.24   $1.18   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 602     779     865     862      62      38      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.33   $1.25   $1.19   $1.26   $1.16   $1.04   $1.00
Accumulation unit value at end of period                      $1.31   $1.33   $1.25   $1.19   $1.26   $1.16   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,093   2,465   2,116   1,478     737     198       7
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.10   $1.03   $1.03   $1.02   $1.00      --      --
Accumulation unit value at end of period                      $1.09   $1.10   $1.03   $1.03   $1.02      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,805   1,833   2,120   1,111       5      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.59   $1.58   $1.44   $1.40   $1.27   $1.03   $1.00
Accumulation unit value at end of period                      $1.17   $1.59   $1.58   $1.44   $1.40   $1.27   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 818   1,579   2,004   2,130   1,810     993      10
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.11   $1.10   $1.03   $1.01   $1.00      --      --
Accumulation unit value at end of period                      $0.89   $1.11   $1.10   $1.03   $1.01      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,098   1,103   1,257     283      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.55   $1.38   $1.40   $1.28   $1.19   $0.98   $1.00
Accumulation unit value at end of period                      $0.84   $1.55   $1.38   $1.40   $1.28   $1.19   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  43      57      59      77      52      36       5
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period                $1.47   $1.35   $1.19   $1.00      --      --      --
Accumulation unit value at end of period                      $0.80   $1.47   $1.35   $1.19      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 454     618   1,132     111      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.60   $1.54   $1.35   $1.31   $1.20   $0.95   $1.00
Accumulation unit value at end of period                      $0.99   $1.60   $1.54   $1.35   $1.31   $1.20   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 417     691     735     940     788     372       8
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.07   $1.03   $1.00   $1.00   $1.00   $1.00   $1.00
Accumulation unit value at end of period                      $1.03   $1.07   $1.03   $1.00   $1.00   $1.00   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 738     720     991   1,237   1,102     552      25
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (11/07/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                $1.45   $1.42   $1.30   $1.21   $1.13   $0.94   $1.00
Accumulation unit value at end of period                      $0.80   $1.45   $1.42   $1.30   $1.21   $1.13   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 279     440     531     660     196     120      --
-------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  71

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                $1.23   $1.25   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period                      $0.74   $1.23   $1.25   $1.07   $1.03      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   5      14      29      15       2      --      --
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (11/07/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                $1.81   $1.91   $1.73   $1.67   $1.43   $0.98   $1.00
Accumulation unit value at end of period                      $1.10   $1.81   $1.91   $1.73   $1.67   $1.43   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  92     224     337     453     415     117       4
-------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/07/2002)
Accumulation unit value at beginning of period                $4.09   $3.00   $2.27   $1.72   $1.40   $1.01   $1.00
Accumulation unit value at end of period                      $1.87   $4.09   $3.00   $2.27   $1.72   $1.40   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 536     403     381     339     128      11      --
-------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/07/2002)
Accumulation unit value at beginning of period                $2.21   $1.98   $1.62   $1.44   $1.24   $0.98   $1.00
Accumulation unit value at end of period                      $1.30   $2.21   $1.98   $1.62   $1.44   $1.24   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 127     200     243     237      85       6      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.17   $1.22   $1.06   $1.03   $1.00      --      --
Accumulation unit value at end of period                      $0.74   $1.17   $1.22   $1.06   $1.03      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,030   2,124   2,626   1,753      11      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.10   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.61   $1.10   $1.22      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 540     236     443      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.19   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.63   $1.19   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 146      78     353      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/07/2002)
Accumulation unit value at beginning of period                $3.62   $3.15   $2.32   $1.93   $1.50   $1.02   $1.00
Accumulation unit value at end of period                      $1.94   $3.62   $3.15   $2.32   $1.93   $1.50   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 648     846     949     906     460     221      --
-------------------------------------------------------------------------------------------------------------------
WANGER USA (11/07/2002)
Accumulation unit value at beginning of period                $2.01   $1.93   $1.81   $1.64   $1.41   $0.99   $1.00
Accumulation unit value at end of period                      $1.20   $2.01   $1.93   $1.81   $1.64   $1.41   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,256   1,812   1,951   1,792   1,263     778      19
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.52   $1.43   $1.29   $1.25   $1.15   $0.96   $1.00
Accumulation unit value at end of period                      $1.07   $1.52   $1.43   $1.29   $1.25   $1.15   $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  93     127     200     282     265      63      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.96   $1.76   $1.48   $1.36   $1.26   $0.97   $1.00
Accumulation unit value at end of period                      $1.10   $1.96   $1.76   $1.48   $1.36   $1.26   $0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   7      21      31      45      35      29      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.84   $1.75   $1.58   $1.48   $1.27   $0.94   $1.00
Accumulation unit value at end of period                      $1.09   $1.84   $1.75   $1.58   $1.48   $1.27   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  39      42      48     155     153     164       1
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                $2.16   $1.93   $1.59   $1.51   $1.34   $0.96   $1.00
Accumulation unit value at end of period                      $1.25   $2.16   $1.93   $1.59   $1.51   $1.34   $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 147     127     116     136     124      58      --
-------------------------------------------------------------------------------------------------------------------





72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION



Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2008...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Financial Statements






RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  73

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74  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT
VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

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                                            ANNUITY - NEW YORK -- PROSPECTUS  75

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RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE / RETIREMENT ADVISOR SELECT VARIABLE
                                            ANNUITY - NEW YORK -- PROSPECTUS  77

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

1 (800) 541-2251


           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                           New York, Albany, New York.
     Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


     (C) 2008-2009 RiverSource Life Insurance Company. All rights reserved.


S-6410 J (5/09)

PROSPECTUS

MAY 1, 2009


RIVERSOURCE

RETIREMENT ADVISOR ADVANTAGE PLUS(R) VARIABLE ANNUITY/RETIREMENT ADVISOR SELECT PLUS(R)
VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

New RiverSource Retirement Advisor Advantage Plus and RiverSource Retirement Advisor Select Plus contracts are not currently being offered.

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251
            ameriprise.com/variableannuities
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor Advantage Plus Variable Annuity (RAVA Advantage Plus), or the RiverSource Retirement Advisor Select Plus Variable Annuity (RAVA Select Plus). The information in this prospectus applies to both contracts unless stated otherwise.

Prospectuses are also available for:

- AIM Variable Insurance Funds
- AllianceBernstein Variable Products Series Fund, Inc.
- American Century Variable Portfolios, Inc.
- Calvert Variable Series, Inc.
- Columbia Funds Variable Insurance Trust
- Credit Suisse Trust
- Eaton Vance Variable Trust
- Evergreen Variable Annuity Trust
- Fidelity(R) Variable Insurance Products - Service Class 2
- Franklin(R) Templeton(R) Variable Insurance Products Trust
    (FTVIPT) - Class 2
- Goldman Sachs Variable Insurance Trust (VIT)

- Janus Aspen Series: Service Shares

- Legg Mason Variable Portfolios II, Inc.

- MFS(R) Variable Insurance Trust(SM)
- Neuberger Berman Advisers Management Trust
- Oppenheimer Variable Account Funds - Service Shares
- PIMCO Variable Insurance Trust (VIT)
- Putnam Variable Trust - Class IB Shares

- RiverSource Variable Series Trust (RVST)

- The Universal Institutional Funds, Inc.
  Van Kampen Life Investment Trust
- Wanger Advisors Trust
- Wells Fargo Variable Trust

Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                    VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  1

Variable annuities are insurance products that are complex investment vehicles. Be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to annuity account values. The fees and charges may also be different between each annuity.

TABLE OF CONTENTS



KEY TERMS.............................................    3
THE CONTRACT IN BRIEF.................................    5
EXPENSE SUMMARY.......................................    7
CONDENSED FINANCIAL INFORMATION (UNAUDITED)...........   14
FINANCIAL STATEMENTS..................................   14
THE VARIABLE ACCOUNT AND THE FUNDS....................   14
THE FIXED ACCOUNT.....................................   24
THE SPECIAL DCA ACCOUNT...............................   25
BUYING YOUR CONTRACT..................................   25
CHARGES...............................................   28
VALUING YOUR INVESTMENT...............................   33
MAKING THE MOST OF YOUR CONTRACT......................   34
SURRENDERS............................................   44
TSA -- SPECIAL PROVISIONS.............................   44
CHANGING OWNERSHIP....................................   45
BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT...   46
OPTIONAL BENEFITS.....................................   47
THE ANNUITY PAYOUT PERIOD.............................   57
TAXES.................................................   59
VOTING RIGHTS.........................................   62
SUBSTITUTION OF INVESTMENTS...........................   63
ABOUT THE SERVICE PROVIDERS...........................   63
APPENDIX A: EXAMPLE -- SURRENDER CHARGES..............   66
APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS..............   70
APPENDIX C: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED).........................................   72
TABLE OF CONTENTS OF THE
  STATEMENT OF ADDITIONAL INFORMATION.................  100







2 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA Advantage Plus and RAVA Select Plus contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses (employees),

- current or retired Ameriprise financial advisors and their spouses (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of the owner's death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal benefit that gives you the right to make limited partial withdrawals each contract year. This rider requires participation in one of the asset allocation programs. For purposes of this rider, the term "withdrawal" is equal to the term "surrender" in your contract and any other riders.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.

OWNER (YOU, YOUR): A natural person or persons (including a revocable trust) who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                    VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  3
for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your" means the annuitant.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an optional asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider. If you do not select the Accumulation Benefit rider or the Withdrawal Benefit rider, you may elect to participate in the PN program by adding the optional PN program rider for an additional charge.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Plans under Section 401(k) of the Code


- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code


- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefits for contract owners age 75 and under on the contract effective date at no additional cost.

RIDER: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit, Withdrawal Benefit and/or PN. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers. The Special DCA account may not be available at all times.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.


VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


4 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

THE CONTRACT IN BRIEF

This prospectus describes two contracts. RAVA Advantage Plus offers a choice of a seven-year or a ten-year surrender charge schedule and relatively lower expenses. RAVA Select Plus offers a three-year surrender charge schedule and relatively higher expenses. The information in this prospectus applies to both contracts unless stated otherwise.


PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the fixed account, subaccounts and/or Special DCA account (when available) under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax). As in the case of other annuities, it may not be advantageous for you to purchase one of these contracts as a replacement for, or in addition to, an existing annuity or life insurance contract.


TAX-DEFERRED RETIREMENT PLANS: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions (RMDs). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the potential tax implications to you.

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (Exception: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the fixed account, which earns interest at a rate that we adjust periodically. (see "The Fixed Account")

- the Special DCA account, when available. (see "The Fixed Account -- The Special Fixed Account")

BUYING YOUR CONTRACT: We no longer offer new contracts. However, you have the option of making additional purchase payments in the future. (see "Buying Your Contract")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA account. Fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of an asset allocation model portfolio (model portfolio) which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly

RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                    VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  5
payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")

TAXES: Generally, income earned on your contract value grows tax-deferred until you surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRA may grow and be distributed tax free if you meet certain distribution requirements. (see "Taxes")


6 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU PAID AT THE TIME THAT YOU BOUGHT THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA ADVANTAGE PLUS

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.


                                                     SEVEN-YEAR SCHEDULE
                     NUMBER OF COMPLETED
                   YEARS FROM DATE OF EACH                                            SURRENDER CHARGE
                      PURCHASE PAYMENT                                                   PERCENTAGE
                              0                                                               7%

                              1                                                               7

                              2                                                               7

                              3                                                               6

                              4                                                               5

                              5                                                               4

                              6                                                               2

                              7+                                                              0







                     SEVEN-YEAR SCHEDULE                                              TEN-YEAR SCHEDULE
                     NUMBER OF COMPLETED                                             NUMBER OF COMPLETED
                   YEARS FROM DATE OF EACH                                         YEARS FROM DATE OF EACH
                      PURCHASE PAYMENT                                                PURCHASE PAYMENT
                              0                                                               0

                              1                                                               1

                              2                                                               2

                              3                                                               3

                              4                                                               4

                              5                                                               5

                              6                                                               6

                              7+                                                              7

                                                                                              8

                                                                                              9

                                                                                             10+

                     SEVEN-YEAR SCHEDULE
                     NUMBER OF COMPLETED                                              TEN-YEAR SCHEDULE
                   YEARS FROM DATE OF EACH                                            SURRENDER CHARGE
                      PURCHASE PAYMENT                                                   PERCENTAGE
                              0                                                               8%

                              1                                                               8

                              2                                                               8

                              3                                                               7

                              4                                                               7

                              5                                                               6

                              6                                                               5

                              7+                                                              4

                                                                                              3

                                                                                              2

                                                                                              0



SURRENDER CHARGE FOR RAVA SELECT PLUS

(Contingent deferred sales load as a percentage of purchase payment surrendered)


                         YEARS FROM                                                   SURRENDER CHARGE
                        CONTRACT DATE                                                    PERCENTAGE
                              1                                                               7%

                              2                                                               7

                              3                                                               7

                              Thereafter                                                      0


A surrender charge also applies to payouts under certain annuity payout plans (see "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans").

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                    VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  7

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                                    MAXIMUM: $50       CURRENT: $30


(We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)

OPTIONAL RIDER FEES
If eligible, you may select the following optional riders. The fee applies only if you elect the optional rider.



ROPP RIDER FEE                                                      MAXIMUM: 0.30%     CURRENT: 0.20%

MAV RIDER FEE                                                       MAXIMUM: 0.35%     CURRENT: 0.25%

5-YEAR MAV RIDER FEE                                                MAXIMUM: 0.20%     CURRENT: 0.10%


(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary.)



ACCUMULATION BENEFIT RIDER FEE                                      MAXIMUM: 2.50%     CURRENT: 0.60%


(As a percentage of contract value charged annually. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date.)



WITHDRAWAL BENEFIT RIDER FEE                                        MAXIMUM: 2.50%     CURRENT: 0.60%

PN RIDER FEE                                                        MAXIMUM: 0.20%     CURRENT: 0.10%


(As a percentage of contract value charged annually. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary.)

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE:                                  RAVA ADVANTAGE PLUS     RAVA SELECT PLUS
FOR NONQUALIFIED ANNUITIES                                              0.95%                  1.20%
FOR QUALIFIED ANNUITIES                                                 0.75%                  1.00%
FOR BAND 3 ANNUITIES                                                    0.55%                  0.75%




8 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS

THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS(A) (Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                                        MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense reimbursements           0.55%                4.35%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor or investment adviser, transfer agent or their affiliates may pay us and/or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AIM V.I. Capital Appreciation Fund, Series II Shares             0.61%      0.25%    0.30%         0.01%          1.17%

AIM V.I. Capital Development Fund, Series II Shares              0.75       0.25     0.36          0.01           1.37(1)

AIM V.I. Financial Services Fund, Series I Shares                0.75         --     0.48          0.01           1.24(2)

AIM V.I. Global Health Care Fund, Series II Shares               0.75       0.25     0.38          0.01           1.39(1)

AIM V.I. International Growth Fund, Series II Shares             0.71       0.25     0.35          0.02           1.33(1)

AIM V.I. Technology Fund, Series I Shares                        0.75         --     0.41          0.01           1.17(2)

AllianceBernstein VPS Global Technology Portfolio (Class B)      0.75       0.25     0.18            --           1.18

AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.07            --           0.87

AllianceBernstein VPS International Value Portfolio (Class       0.74       0.25     0.07            --           1.06
B)

American Century VP International, Class II                      1.24       0.25     0.01            --           1.50

American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16

American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16

American Century VP Value, Class II                              0.84       0.25     0.01            --           1.10

Calvert Variable Series, Inc. Social Balanced Portfolio          0.70         --     0.22            --           0.92

Columbia High Yield Fund, Variable Series, Class B               0.78       0.25     0.11            --           1.14

Columbia Marsico Growth Fund, Variable Series, Class A           0.92         --     0.04            --           0.96

Columbia Marsico International Opportunities Fund, Variable      1.02       0.25     0.12            --           1.39
Series, Class B

Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.31            --           1.06(3)

Eaton Vance VT Floating-Rate Income Fund                         0.58       0.25     0.37            --           1.20

Evergreen VA International Equity Fund - Class 2                 0.42       0.25     0.25            --           0.92

Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.10            --           0.91

Fidelity(R) VIP Growth & Income Portfolio Service Class 2        0.46       0.25     0.13            --           0.84

Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.12            --           0.93

Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.16            --           1.12

FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.30            --           1.35(4)
2

FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.52       0.25     0.16          0.01           0.94(5)

FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98

Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.04            --           0.84

Goldman Sachs VIT Structured U.S. Equity                         0.65         --     0.07            --           0.72(6)
Fund - Institutional Shares

Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.02          0.01           0.92
(previously Janus Aspen Series Large Cap Growth Portfolio:
Service Shares)



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                    VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  9

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Legg Mason Partners Variable Small Cap Growth Portfolio,         0.75%        --%    0.19%           --%          0.94%
Class I

MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.10            --           1.10

MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.11            --           1.26

MFS(R) Utilities Series - Service Class                          0.72       0.25     0.09            --           1.06

Neuberger Berman Advisers Management Trust International         1.13       0.25     0.21            --           1.59(7)
Portfolio (Class S)

Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.02            --           0.90

Oppenheimer Main Street Small Cap Fund/VA, Service Shares        0.70       0.25     0.04            --           0.99

Oppenheimer Strategic Bond Fund/VA, Service Shares               0.55       0.25     0.04          0.01           0.85(8)

PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.76           1.44(9)

Putnam VT Global Health Care Fund - Class IB Shares              0.70       0.25     0.16          0.01           1.12
(previously Putnam VT Health Sciences Fund - Class IB
Shares)

Putnam VT International Equity Fund - Class IB Shares            0.75       0.25     0.12          0.01           1.13

Putnam VT Vista Fund - Class IB Shares                           0.65       0.25     0.15          0.01           1.06

RVST Disciplined Asset Allocation Portfolios - Aggressive          --       0.25     0.89          0.69           1.83(10)

RVST Disciplined Asset Allocation Portfolios - Conservative        --       0.25     0.61          0.66           1.52(10)

RVST Disciplined Asset Allocation Portfolios - Moderate            --       0.25     0.30          0.68           1.23(10)

RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.36          0.68           1.29(10)
Aggressive

RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.50          0.67           1.42(10)
Conservative

RVST RiverSource Partners Variable Portfolio - Fundamental       0.77       0.13     0.16            --           1.06(11)
Value Fund

RVST RiverSource Partners Variable Portfolio - Select Value      0.89       0.13     3.33            --           4.35(11)
Fund

RVST RiverSource Partners Variable Portfolio - Small Cap         0.95       0.13     0.19          0.05           1.32(11)
Value Fund

RVST RiverSource Variable Portfolio - Balanced Fund              0.42       0.13     0.16            --           0.71

RVST RiverSource Variable Portfolio - Cash Management Fund       0.32       0.13     0.17            --           0.62

RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.15            --           0.72

RVST RiverSource Variable Portfolio - Diversified Equity         0.59       0.13     0.14            --           0.86
Income Fund

RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.15          0.02           0.74
(previously RVST RiverSource Variable Portfolio - Large Cap
Equity Fund)

RVST RiverSource Variable Portfolio - Global Bond Fund           0.66       0.13     0.18            --           0.97(11)

RVST RiverSource Variable Portfolio - Global Inflation           0.44       0.13     0.17            --           0.74(11)
Protected Securities Fund

RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.13     0.17            --           0.89

RVST RiverSource Variable Portfolio - Income Opportunities       0.61       0.13     0.18            --           0.92
Fund

RVST RiverSource Variable Portfolio - Mid Cap Growth Fund        0.58       0.13     0.17            --           0.88(11)

RVST RiverSource Variable Portfolio - Mid Cap Value Fund         0.73       0.13     0.18            --           1.04

RVST RiverSource Variable Portfolio - S&P 500 Index Fund         0.22       0.13     0.19          0.01           0.55(11)

RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.18            --           0.79
Government Fund

RVST Seligman Variable Portfolio - Growth Fund                   0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable Portfolio - Growth
Fund)

RVST Seligman Variable Portfolio - Larger-Cap Value Fund         0.48       0.13     0.67            --           1.28(11)
(previously RVST RiverSource Variable Portfolio - Large Cap
Value Fund)

RVST Seligman Variable Portfolio - Smaller-Cap Value Fund        0.62       0.13     0.31            --           1.06(11)
(previously RVST RiverSource Variable Portfolio - Small Cap
Advantage Fund)

RVST Threadneedle Variable Portfolio - Emerging Markets          1.15       0.13     0.33            --           1.61
Fund

RVST Threadneedle Variable Portfolio - International             0.82       0.13     0.20            --           1.15
Opportunity Fund

Van Kampen Life Investment Trust Comstock Portfolio, Class       0.56       0.25     0.04            --           0.85
II Shares

Van Kampen UIF Global Real Estate Portfolio, Class II            0.85       0.35     0.37            --           1.57(12)
Shares

Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares         0.75       0.35     0.31            --           1.41(12)

Wanger International                                             0.84         --     0.18            --           1.02



10 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

Wanger USA                                                       0.85%        --%    0.11%           --%          0.96%

Wells Fargo Advantage VT Opportunity Fund                        0.73       0.25     0.20          0.04           1.22(13)

Wells Fargo Advantage VT Small Cap Growth Fund                   0.75       0.25     0.26            --           1.26(13)




   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.36% for AIM V.I. Capital Development Fund, Series II Shares, 1.38% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


 (2) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series I shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.30%. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.23% for AIM V.I. Financial Services Fund, Series I Shares and 1.16% for AIM V.I. Technology Fund, Series I Shares.


 (3) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (4) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.03%.


 (5) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.93%.


 (6) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (7) Neuberger Berman Management Inc. ("NBM") has undertaken through Dec. 31, 2012, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. NBM has also voluntarily committed to reimburse certain expenses an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53%.


 (8) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82%.


 (9) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


(10) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.96% for RVST RiverSource Variable Portfolio - Global Bond Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable
     Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund, 1.04% for RVST Seligman Variable
     Portfolio - Larger-Cap Value Fund and 1.12% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund.


(12) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares. The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.


(13) The adviser has contractually agreed through April 30, 2010 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  11

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the optional MAV, Withdrawal Benefit or Accumulation Benefit(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule             $1,638      $3,230      $4,617      $7,415           $838       $2,430      $3,917      $7,215

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule              1,538       3,130       4,417       7,215            838        2,430       3,917       7,215

RAVA SELECT PLUS      1,564       3,200       4,018       7,355            864        2,500       4,018       7,355






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule             $1,618      $3,176      $4,537      $7,301           $818       $2,376      $3,837      $7,101

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule              1,518       3,076       4,337       7,101            818        2,376       3,837       7,101

RAVA SELECT PLUS      1,544       3,145       3,939       7,245            844        2,445       3,939       7,245






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY       1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS - BAND 3

With a ten-year
surrender charge
schedule             $1,597      $3,121      $4,456      $7,186           $797       $2,321      $3,756      $6,986

RAVA ADVANTAGE
PLUS - BAND 3

With a seven-year
surrender charge
schedule              1,497       3,021       4,256       6,986            797        2,321       3,756       6,986

RAVA SELECT
PLUS - BAND 3         1,518       3,077       3,839       7,104            818        2,377       3,839       7,104





12 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule              $957       $1,286      $1,538      $2,031           $157        $486        $838       $1,831

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule               857        1,186       1,338       1,831            157         486         838        1,831

RAVA SELECT PLUS       883        1,266         973       2,111            183         566         973        2,111






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS

With a ten-year
surrender charge
schedule              $936       $1,223      $1,431      $1,806           $136        $423        $731       $1,606

RAVA ADVANTAGE
PLUS

With a seven-year
surrender charge
schedule               836        1,123       1,231       1,606            136         423         731        1,606

RAVA SELECT PLUS       862        1,203         867       1,892            162         503         867        1,892






                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
BAND 3 ANNUITY       1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

RAVA ADVANTAGE
PLUS - BAND 3

With a ten-year
surrender charge
schedule              $916       $1,160      $1,324      $1,577           $116        $360        $624       $1,377

RAVA ADVANTAGE
PLUS - BAND 3

With a seven-year
surrender charge
schedule               816        1,060       1,124       1,377            116         360         624        1,377

RAVA SELECT
PLUS - BAND 3          837        1,125         734       1,612            137         425         734        1,612




(1) In these examples, the contract administrative charge is estimated as a .027% charge for RAVA Advantage Plus, a .032% charge for RAVA Select Plus, a .027% charge for RAVA Advantage Plus - Band 3, and a .032% charge for RAVA Select Plus - Band 3. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  13

CONDENSED FINANCIAL INFORMATION

(Unaudited)


You can find unaudited condensed financial information for the subaccounts in Appendix C.


FINANCIAL STATEMENTS


You can find our audited financial statements and the audited financial statements for certain subaccounts in the SAI.


THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher

14 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS
  expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue, including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including expense payments and non-cash compensation. The amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Portfolio funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  15

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


16 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:



----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Capital   Seeks growth of capital.                     Invesco Aim Advisors,
Appreciation                                                    Inc. adviser, advisory
Fund, Series II                                                 entities affiliated with
Shares                                                          Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I. Capital   Seeks long-term growth of capital.           Invesco Aim Advisors,
Development Fund,                                               Inc. adviser, advisory
Series II Shares                                                entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Financial                                                       Inc. adviser, advisory
Services Fund,                                                  entities affiliated with
Series I Shares                                                 Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.

----------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  17

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Global    Seeks capital growth.                        Invesco Aim Advisors,
Health Care Fund,                                               Inc. adviser, advisory
Series II Shares                                                entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks long-term growth of capital.           Invesco Aim Advisors,
International                                                   Inc. adviser, advisory
Growth Fund,                                                    entities affiliated with
Series II Shares                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                        Invesco Aim Advisors,
Technology Fund,                                                Inc. adviser, advisory
Series I Shares                                                 entities affiliated with
                                                                Invesco Aim Advisors,
                                                                Inc., subadvisers.

                                                                On or about Aug. 1,
                                                                2009, the business of
                                                                Invesco Aim Advisors,
                                                                Inc. and Invesco Global
                                                                Asset Management, Inc.
                                                                will be combined into
                                                                Invesco Institutional,
                                                                which will be renamed
                                                                Invesco Advisers, Inc.
                                                                and will serve as the
                                                                Fund's investment
                                                                adviser.
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Global
Technology
Portfolio (Class
B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.           AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks capital growth.                        American Century Global
VP International,                                               Investment Management,
Class II                                                        Inc.

----------------------------------------------------------------------------------------



18 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
American Century   Seeks long-term capital growth. Income is a  American Century
VP Mid Cap Value,  secondary objective.                         Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.              American Century
VP Ultra(R),                                                    Investment Management,
Class II                                                        Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a  American Century
VP Value, Class    secondary objective.                         Investment Management,
II                                                              Inc.
----------------------------------------------------------------------------------------

Calvert Variable   Seeks competitive total return through       Calvert Asset Management
Series, Inc.       actively managed portfolio of stocks, bonds  Company, Inc., adviser.
Social Balanced    and money market instruments which offer     New Amsterdam Partners,
Portfolio          income and capital growth opportunity and    LLP, subadviser on
                   which satisfy Portfolio's investment and     equity portion; no
                   social criteria.                             subadviser on fixed-
                                                                income portion.
----------------------------------------------------------------------------------------

Columbia High      Seeks total return, consisting of a high     Columbia Management
Yield Fund,        level of income and capital appreciation.    Advisors, LLC, advisor;
Variable Series,                                                MacKay Shields LLC,
Class B                                                         subadviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
Growth Fund,                                                    Advisors, LLC, adviser;
Variable Series,                                                Marsico Capital
Class A                                                         Management, LLC, sub-
                                                                adviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.           Columbia Management
International                                                   Advisors, LLC, adviser;
Opportunities                                                   Marsico Capital
Fund, Variable                                                  Management, LLC, sub-
Series, Class B                                                 adviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                          Credit Suisse Asset
Trust - Commodity                                               Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.          Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks long-term capital growth and           Evergreen Investment
International      secondarily, modest income.                  Management Company, LLC
Equity
Fund - Class 2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.        Fidelity Management &
Contrafund(R)      Normally invests primarily in common         Research Company (FMR),
Portfolio Service  stocks. Invests in securities of companies   investment manager; FMR
Class 2            whose value it believes is not fully         U.K. and FMR Far East,
                   recognized by the public. Invests in either  sub-advisers.
                   "growth" stocks or "value" stocks or both.
                   The fund invests in domestic and foreign
                   issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks high total return through a            FMR, investment manager;
Growth & Income    combination of current income and capital    FMR U.K., FMR Far East,
Portfolio Service  appreciation. Normally invests a majority    sub-advisers.
Class 2            of assets in common stocks with a focus on
                   those that pay current dividends and show
                   potential for capital appreciation. Invests
                   in domestic and foreign issuers. The Fund
                   invests in either "growth" stocks or
                   "value" stocks or both.

----------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  19

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Mid Cap Portfolio  invests primarily in common stocks.          FMR U.K., FMR Far East,
Service Class 2    Normally invests at least 80% of assets in   sub-advisers.
                   securities of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally  FMR, investment manager;
Overseas           invests primarily in common stocks           FMR U.K., FMR Far East,
Portfolio Service  allocating investments across different      Fidelity International
Class 2            countries and regions. Normally invests at   Investment Advisors
                   least 80% of assets in non-U.S. securities.  (FIIA) and FIIA U.K., sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                     Franklin Templeton
Global Real                                                     Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                Franklin Advisory
Small Cap Value                                                 Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as   Franklin Mutual
Shares Securities  a secondary goal.                            Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term capital appreciation.        Goldman Sachs Asset
Mid Cap Value                                                   Management, L.P.
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and        Goldman Sachs Asset
Structured U.S.    dividend income.                             Management, L.P.
Equity
Fund - Instituti-
onal Shares
----------------------------------------------------------------------------------------

Janus Aspen        Seeks long-term growth of capital in a       Janus Capital Management
Series Janus       manner consistent with the preservation of   LLC
Portfolio:         capital.
Service Shares
(previously Janus
Aspen Series
Large Cap Growth
Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

Legg Mason         Seeks long-term growth of capital.           Legg Mason Partners Fund
Partners Variable                                               Advisor, LLC, adviser;
Small Cap Growth                                                ClearBridge Advisors,
Portfolio, Class                                                LLC, sub-adviser.
I
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                  MFS Investment
Growth Stock                                                    Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) New         Seeks capital appreciation.                  MFS Investment
Discovery                                                       Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                          MFS Investment
Series - Service                                                Management(R)
Class
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by         Neuberger Berman
Advisers           investing primarily in common stocks of      Management Inc.
Management Trust   foreign companies.
International
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.        OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares

----------------------------------------------------------------------------------------



20 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Oppenheimer Main   Seeks capital appreciation.                  OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income           OppenheimerFunds, Inc.
Strategic Bond     principally derived from interest on debt
Fund/VA, Service   securities.
Shares
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with    Pacific Investment
Asset Portfolio,   preservation of real capital and prudent     Management Company LLC
Advisor Share      investment management period.
Class
----------------------------------------------------------------------------------------

Putnam VT Global   Seeks capital appreciation.                  Putnam Investment
Health Care                                                     Management, LLC
Fund - Class IB
Shares
(previously
Putnam VT Health
Sciences
Fund - Class IB
Shares)
----------------------------------------------------------------------------------------

Putnam VT          Seeks capital appreciation.                  Putnam Investment
International                                                   Management, LLC
Equity
Fund - Class IB
Shares
----------------------------------------------------------------------------------------

Putnam VT Vista    Seeks capital appreciation.                  Putnam Investment
Fund - Class IB                                                 Management, LLC
Shares
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with an aggressive level of       LLC
Portfolio-         risk. This is a "fund of funds" and seeks
s - Aggressive     to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a conservative level of      LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks
servative          to achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate level of risk.    LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.

----------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  21

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate aggressive level  LLC
Portfolios - -     of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Aggressive         in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is     RiverSource Investments,
Asset Allocation   consistent with a moderate conservative      LLC
Portfolios - -     level of risk. This is a "fund of funds"
Moderately         and seeks to achieve its objective by
Conservative       investing in a combination of underlying
                   funds for which RiverSource Investments
                   acts as investment manager or an affiliate
                   acts as principal underwriter. By investing
                   in several underlying funds, the Fund seeks
                   to minimize the risks inherent in investing
                   in a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital growth.              RiverSource Investments,
Partners Variable                                               LLC, adviser; Davis
Portfolio - Fund-                                               Selected Advisers, L.P.,
amental Value                                                   subadviser.
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Partners Variable                                               LLC, adviser; Systematic
Portfoli-                                                       Financial Management,
o - Select Value                                                L.P. and WEDGE Capital
Fund                                                            Management L.L.P., sub-
                                                                advisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Partners Variable                                               LLC, adviser; Barrow,
Portfolio - Small                                               Hanley, Mewhinney &
Cap Value Fund                                                  Strauss, Inc., Denver
                                                                Investment Advisors LLC,
                                                                Donald Smith & Co.,
                                                                Inc., River Road Asset
                                                                Management, LLC and
                                                                Turner Investment
                                                                Partners, Inc.,
                                                                subadvisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return        RiverSource Investments,
Variable           through a combination of capital growth and  LLC
Portfolio - Bala-  current income.
nced Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum current income consistent      RiverSource Investments,
Variable           with liquidity and stability of principal.   LLC
Portfolio - Cash
Management Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while     RiverSource Investments,
Variable           attempting to conserve the value of the      LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as   RiverSource Investments,
Variable           a secondary goal, steady growth of capital.  LLC
Portfolio - Dive-
rsified Equity
Income Fund

----------------------------------------------------------------------------------------



22 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC
Portfolio - Dyna-
mic Equity Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Equity Fund)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total   RiverSource Investments,
Variable           return through income and growth of          LLC
Portfolio - Glob-  capital.
al Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total        RiverSource Investments,
Variable           return that exceeds the rate of inflation    LLC
Portfolio - Glob-  over the long-term.
al Inflation
Protected
Securities Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital      RiverSource Investments,
Variable           growth as a secondary objective.             LLC
Portfolio - High
Yield Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current      RiverSource Investments,
Variable           income and capital appreciation.             LLC
Portfolio - Inco-
me Opportunities
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                     RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Growth Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Mid
Cap Value Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.        RiverSource Investments,
Variable                                                        LLC
Portfolio - S&P
500 Index Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and       RiverSource Investments,
Variable           safety of principal consistent with          LLC
Portfolio - Short  investment in U.S. government and
Duration U.S.      government agency securities.
Government Fund
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC
Portfolio - Grow-
th Fund
(previously RVST
RiverSource
Variable
Portfolio - Grow-
th Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.           RiverSource Investments,
Variable                                                        LLC
Portfolio - Larg-
er-Cap Value Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Value Fund)

----------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  23

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES            INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Seligman      Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser; Kenwood
Portfolio - Smal-                                               Capital Management LLC,
ler-Cap Value                                                   sub-adviser.
Fund (previously
RVST RiverSource
Variable
Portfolio - Small
Cap Advantage
Fund)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.              RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - Emer-                                               Threadneedle
ging Markets Fund                                               International Limited,
                                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                  RiverSource Investments,
Variable                                                        LLC, adviser;
Portfolio - In-                                                 Threadneedle
ternational                                                     International Limited,
Opportunity Fund                                                an indirect wholly-owned
                                                                subsidiary of Ameriprise
                                                                Financial, sub-adviser.
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through      Van Kampen Asset
Investment Trust   investments in equity securities, including  Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks current income and capital             Morgan Stanley
Global Real        appreciation.                                Investment Management
Estate Portfolio,                                               Inc., doing business as
Class II Shares                                                 Van Kampen, adviser;
                                                                Morgan Stanley
                                                                Investment Management
                                                                Limited and Morgan
                                                                Stanley Investment
                                                                Management Company, sub-
                                                                advisers.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks long-term capital growth.              Morgan Stanley
Mid Cap Growth                                                  Investment Management
Portfolio, Class                                                Inc., doing business as
II Shares                                                       Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.           Columbia Wanger Asset
International                                                   Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.        Columbia Wanger Asset
                                                                Management, L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Opportunity Fund                                                adviser; Wells Capital
                                                                Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of  Wells Fargo Funds
Advantage VT       capital appreciation and current income.     Management, LLC,
Small Cap Growth                                                adviser; Wells Capital
Fund                                                            Management Incorporated,
                                                                sub-adviser.
----------------------------------------------------------------------------------------




THE FIXED ACCOUNT


Unless an asset allocation model is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the fixed account. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of the company's general account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI


24 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS include a further discussion of the risks inherent within the investments of the general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment or transfer to the fixed account is guaranteed for one year. Thereafter, we will change rates from time to time at our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and the RiverSource Life of NY's revenues and expenses. We reserve the right to limit purchase payment allocations to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract.


Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer Policies" for restrictions on transfers involving the fixed account.)

THE SPECIAL DCA ACCOUNT

You also may allocate purchase payments and purchase payment credits to the Special DCA account, when available. The Special DCA account is available for promotional purposes for new purchase payments only and may not be available at all times. We back the principal and interest guarantees relating to the Special DCA account. These guarantees are based on the continued claims-paying ability of the company. The value of the Special DCA account increases as we credit interest to the account. Purchase payments to the Special DCA account become part of our general account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA account. The rates credited to the Special DCA account will be based on various factors including, but not limited to, the interest rate environment, returns earned on investments backing these annuities, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses.

Interests in the Special DCA account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the Special DCA account. Disclosures regarding the Special DCA account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA account.)

BUYING YOUR CONTRACT

New contracts are not currently being offered.

As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.

The contract provides for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the fixed account and/or to the Special DCA account (when available) in tenth of a percent increments. There may be certain restrictions on the amount you may allocate to the fixed account. (See "Purchase Payments".)

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary, if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  25

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than 13 months after the contract's effective date; and

- no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or a date that has been otherwise agreed to by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later, retires (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their complete claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's complete claim. If there is no named beneficiary, then the default provisions of your contract apply. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENTS*
MINIMUM ALLOWABLE PURCHASE PAYMENTS**

If paying by installments under a scheduled payment plan:
  $23.08 biweekly, or
  $50 per month

                                                                 RAVA ADVANTAGE PLUS     RAVA SELECT PLUS
If paying by any other method:
  initial payment for qualified annuities                               $1,000                $ 2,000
  initial payment for nonqualified annuities                             2,000                 10,000
  for any additional payments                                               50                     50


   * RAVA ADVANTAGE PLUS AND RAVA SELECT PLUS BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is up to age 85 and $50,000 if your age on the effective date of the contract is age 86-90.
  ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.


MAXIMUM ALLOWABLE ANNUAL PURCHASE PAYMENTS*** (without corporate office approval) based on your age on the effective date of the contract:


                                                                 RAVA ADVANTAGE PLUS     RAVA SELECT PLUS
For the first year:
  through age 85                                                       $999,999              $999,999
  for ages 86 to 90                                                     100,000               100,000
For each subsequent year:
  through age 85                                                        100,000               100,000
  for ages 86 to 90                                                      50,000                50,000



  ***These annual contribution limits apply in total to all RiverSource Life of NY annuities you own. We reserve the right to increase maximum limits. For qualified annuities the tax-deferred retirement plan's or the Code's limits on annual contributions also apply.



Effective Jan. 26, 2009, additional purchase payments to your variable annuity contract with a Withdrawal Benefit rider or Enhanced Withdrawal Benefit rider will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.



26 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

We reserve the right to not accept purchase payments allocated to the fixed account for six months following either:

1. a partial surrender from the fixed account; or

2. a lump sum transfer from the fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

Regular mail:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS
FOR RAVA ADVANTAGE PLUS: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

  - if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

  - if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA ADVANTAGE PLUS - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

  - if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received

  - if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender in years five through ten. We pay for the credits under RAVA Advantage Plus and RAVA Advantage Plus - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA SELECT PLUS: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA SELECT PLUS - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  27

Expenses under RAVA Select Plus and RAVA Select Plus - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA Select Plus and RAVA Select Plus - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")


We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a lump sum death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied.


We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA account. The contract administrative charge is only deducted from any Special DCA account if insufficient amounts are available in the fixed account and the subaccounts. Any amount deducted from the fixed account value will be limited to (a) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (b) any amounts allocated or transferred to the fixed account in that year.

We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. The charge from the fixed account will not exceed $30 in any contract year.

We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                                                 RAVA ADVANTAGE PLUS     RAVA SELECT PLUS
For nonqualified annuities                                              0.95%                  1.20%
For qualified annuities                                                 0.75%                  1.00%
For Band 3 annuities                                                    0.55%                  0.75%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the fixed account or the Special DCA account.


28 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA Advantage Plus, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. For RAVA Select Plus, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. You select the surrender charge period at the time of your application for the contract. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the Withdrawal Benefit rider:

CONTRACTS WITHOUT WITHDRAWAL BENEFIT RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.

CONTRACTS WITH WITHDRAWAL BENEFIT RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings; or

- the Remaining Benefit Payment.

* We consider your purchase payment and any purchase payment credit applied on the first day payments are received to be the prior contract anniversary's contract value during the first contract year.

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the fixed account or the Special DCA account.

SURRENDER CHARGE UNDER RAVA ADVANTAGE PLUS:

For purposes of calculating any surrender charge under RAVA Advantage Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  29

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE
NUMBER OF COMPLETED                              NUMBER OF COMPLETED
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH    SURRENDER CHARGE
PURCHASE PAYMENT              PERCENTAGE           PURCHASE PAYMENT          PERCENTAGE
           0                       7%                      0                      8%
           1                       7                       1                      8
           2                       7                       2                      8
           3                       6                       3                      7
           4                       5                       4                      7
           5                       4                       5                      6
           6                       2                       6                      5
           7+                      0                       7                      4
                                                           8                      3
                                                           9                      2
                                                          10+                     0


SURRENDER CHARGE UNDER RAVA SELECT PLUS:

For purposes of calculating any surrender charge under RAVA Select Plus, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on contract earnings.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

CONTRACT YEAR      SURRENDER CHARGE PERCENTAGE
       1                        7%
       2                        7
       3                        7
     Thereafter                 0


PARTIAL SURRENDERS
For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix A.

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the Withdrawal Benefit rider, your contract's Remaining Benefit Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- required minimum distributions from a qualified annuity (for those amounts required to be distributed from a contract described in this prospectus);

- contracts settled using an annuity payout plan, unless an annuity payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*;


30 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- surrenders you make under your contract's "Waiver of Surrender Charges for Nursing Home Confinement" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for 60 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and


- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, surrenders you make if you are diagnosed after the contract date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value. The deduction will occur on the 60th day after each contract anniversary and on the Benefit Date. We prorate this fee among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.

We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective step up, the elective spousal continuation step up, or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective step ups, and the elective spousal continuation step ups, this change will be in effect for the entire contract year.

The fee does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with Withdrawal Benefit.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  31

WITHDRAWAL BENEFIT RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.60% of your contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the Withdrawal Benefit, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the Withdrawal Benefit fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

We reserve the right to change the fee for this rider up to a maximum of 2.50%. However, any change to the rider fee will only apply to existing contract owners if:

(a) you choose the annual Elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model.

We reserve the right to charge a fee that varies by the model portfolio selected.

If you elect the spousal continuation step up or to change your model portfolio after we have exercised our right to increase the fee we charge for this rider. or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you make more than one change in the same contract year, the fee we charge for this rider will be the greatest fee applicable to any change which you have selected during the contract year.

If you choose an annual Elective step up, you will pay the fee we then charge. If you choose an Elective step up on the first contract anniversary, any increase in fees we charge for this rider for the step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or an Elective step up occurring in the same contract year, the fees we charge for this rider will be the highest fee applicable to any of these changes.

(1) Available if you are 80 or younger at the rider effective date and age 60 to 80 if the contract is a TSA. You must select a model portfolio with this rider (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program").

ROPP RIDER FEE
We charge a fee for this optional feature only if you select it(1). If selected, we deduct an annual fee of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date at no additional cost.

MAV RIDER FEE
We charge a fee for the optional feature only if you select it.(2) If selected, we deduct an annual fee of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(2) The MAV rider is only available if you are 75 or younger at the rider effective date and it is not available with 5-year MAV.

5-YEAR MAV RIDER FEE
We charge a fee for this optional feature only if you select it(3). If selected, we deduct an annual fee of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


32 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(3) Available if you are 75 or younger at the rider effective date. Not available with MAV.

PN RIDER FEE
We charge a fee for this optional feature only if you select it.(4) This fee covers our internal administrative costs for providing this service. A portion of this fee is paid to an unaffiliated third party service provider for the design and maintenance of the program (see "Making the Most of Your
Contract -- Portfolio Navigator Asset Allocation Program"). If selected, we deduct an annual fee of 0.10% of your variable account contract value less any excluded accounts. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts less any excluded accounts in the same proportion your interest in each subaccount bears to your total variable account contract value less any excluded accounts (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.

If we allow you to add the rider other than on a contract anniversary, we reserve the right to adjust the rider fee for the number of calendar days coverage was in place. If the rider terminates for any reason other than on a contract anniversary, we reserve the right to deduct this fee at that time and adjust it for the number of calendar days coverage was in place. If you choose to drop this rider on an anniversary, we will deduct this fee on that anniversary. This fee does not apply after annuity payouts begin.

(4) We do not charge this fee and you may not discontinue your participation if you are required to participate in the PN program because you purchased an optional Accumulation Benefit or Withdrawal Benefit rider.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectus for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated portion of the contract administrative charge.

SPECIAL DCA ACCOUNT
We value the amounts you allocate to the Special DCA account directly in dollars. The Special DCA account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges); and

- minus amounts transferred out.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contracts each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional death benefit with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  33

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of:

- a prorated portion of the contract administrative charge;

- a prorated portion of the ROPP rider fee (if selected);

- a prorated portion of the MAV rider fee (if selected);

- a prorated portion of the 5-Year MAV rider fee (if selected);

- a prorated portion of the Accumulation Benefit rider fee (if selected);

- a prorated portion of the Withdrawal Benefit rider fee (if selected); and/or

- a prorated portion of the PN rider fee (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). Automated transfers from the fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the fixed account within 12 months. For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. You may not set-up an automated transfer to the fixed account or the Special DCA account. You may not set up an automated transfer if the Withdrawal Benefit, Accumulation Benefit or PN is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.


34 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

HOW DOLLAR-COST AVERAGING WORKS

                                                                                                NUMBER
By investing an equal number of dollars                            AMOUNT     ACCUMULATION     OF UNITS
each month ...                                           MONTH    INVESTED     UNIT VALUE     PURCHASED
                                                          Jan       $100           $20           5.00
                                                          Feb        100            18           5.56
you automatically buy                                     Mar        100            17           5.88
more units when the                         (ARROW)       Apr        100            15           6.67
per unit market price is low ...                          May        100            16           6.25
                                                          June       100            18           5.56
                                                          July       100            17           5.88
and fewer units                                           Aug        100            19           5.26
when the per unit                           (ARROW)       Sept       100            21           4.76
market price is high.                                     Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM
If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA account.

- You cannot transfer existing contract values into a Special DCA account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

- We make monthly transfers of your Special DCA account value into the subaccounts you select.

- You may not use the fixed account or the Special DCA account as a destination for the Special DCA monthly transfer. (Exception: if an asset allocation program is in effect, and the model portfolio you have selected includes the fixed account, amounts will be transferred from the Special DCA account to the fixed account according to the allocation percentage established for the model portfolio you have selected.)


- We will change the interest rate on each Special DCA account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the fixed account at the time of the change. From time to time, we may credit interest to the Special DCA account at promotional rates that are higher than those we credit to the regular fixed account.


- We credit each Special DCA account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA account into the accounts you selected.

- Once you establish a Special DCA account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA account (if available on the valuation date we receive your payment) and allocate new purchase payments to it.

- Funding from multiple sources are treated as individual purchase payments and a new Special DCA account is opened for each payment (if the Special DCA accounts are available on the valuation date we receive your payment).

- You may terminate your participation in the Special DCA program at any time. If you do, we will transfer the remaining balance from your Special DCA account to the fixed account. Interest will be credited according to the rates in effect on the fixed account and not the rate that was in effect on the Special DCA account. (Exception: if an asset allocation program is

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  in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect).

- We can modify the terms or discontinue the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in more than one digit past the decimal numbers. Asset rebalancing does not apply to the fixed account or the Special DCA account. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing or by any other method acceptable to us. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under an asset allocation program (see "Asset Allocation Program" and "Portfolio Navigator Asset Allocation Program" below).

ASSET ALLOCATION PROGRAM
If you purchased an optional Withdrawal Benefit rider, you are required to participate in our asset allocation program under the terms of the rider. The asset allocation program is only available if you purchased the optional Withdrawal Benefit rider.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts and may include the fixed account (if available under the asset allocation program) that represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. You are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your financial advisor may provide you with a questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that asset allocation model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts and/or the fixed account and (if included) according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly in order to maintain alignment with the allocation percentages specified in the model portfolio.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available, (see "The Special DCA Account") and you are participating in the asset allocation program, we will make monthly transfers from the Special DCA account into the asset allocation model portfolio you have chosen.

You may not discontinue your participation in the asset allocation program; however, you have the right at all times to make a full surrender of your contract value (see "Surrenders").

Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you no longer wish to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN ONE OF THE MODEL PORTFOLIOS FOR THE LIFE OF THE CONTRACT.


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Under the asset allocation program, the subaccounts and/or the fixed account (if included) that make up the model portfolio you selected and the allocation percentages to those subaccounts and/or the fixed account (if included) will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program described in this section replaces the previously offered asset allocation program described above for owners of all contracts purchased on or after Nov. 1, 2005 and for contract owners who choose to move from the previously offered asset allocation program to the PN program or who add the PN program on or after Nov. 1, 2005. The PN program is available for nonqualified annuities and for qualified annuities.


The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the fixed account, that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or Withdrawal Benefit rider. If your contract does not include one of these riders you also may participate in the PN program by purchasing a separate optional rider for an additional charge. You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.

SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investments' role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocations options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described

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below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and the fixed account as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and the fixed account, we may have an incentive to identify the RiverSource Variable Series Trust funds and the fixed account for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role, RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include, but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your sales representative can help you make this determination. In addition, your sales representative may provide you with a questionnaire, a tool to help you define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the questionnaire is objective, there is no guarantee that your responses to the questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life of NY nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the fixed account according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.


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Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. However, if your contract includes an optional Accumulation Benefit or Withdrawal Benefit rider and you make such change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider.

We reserve the right to change the terms and conditions of the PN program upon a written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


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PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER AND WITHDRAWAL BENEFIT RIDER

If you purchase the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider, you are required to participate in the PN program under the terms of each rider.

- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. The Accumulation Benefit rider automatically ends at the end of the waiting period as does your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL END OF WAITING PERIOD.

- WITHDRAWAL BENEFIT RIDER: Because the Withdrawal Benefit rider requires that your contract value be invested in one of the model portfolios for the life of the contract, and you cannot terminate the Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. SURRENDER CHARGES AND TAX PENALTIES MAY APPLY. THEREFORE, YOU SHOULD NOT SELECT THE WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

OPTIONAL PN PROGRAM RIDER

If you do not select the optional Accumulation Benefit rider or the optional Withdrawal Benefit rider with your contract, you may elect to participate in the PN program by adding the optional Portfolio Navigator Model Portfolio Rider (PN rider) to your contract for an additional charge (see "Charges").


You may add the PN rider at any time. You may cancel your participation in the PN program at any time by giving us written notice. If you terminate the PN rider other than on a contract anniversary, we reserve the right to deduct the PN rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Similarly, if we discontinue the PN program, we reserve the right to deduct the PN program rider fee at that time and adjust it for the number of calendar days the rider was in effect during the year. Upon cancellation, automated rebalancing associated with the PN program will end.


You will also cancel the PN rider if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN rider. Your participation in the PN rider will terminate on the date you make a full surrender from your contract or on your settlement date.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while an asset allocation model portfolio is in effect.

You may transfer contract value from any one subaccount or the fixed account to another subaccount before annuity payouts begin. Certain restrictions apply to transfers involving the fixed account.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES

- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the fixed account. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account for six months. We reserve the right to limit transfers to the fixed account if the interest rate we are then currently crediting to the fixed account is equal to the minimum interest rate stated in the contract. You may not make a transfer to the Special DCA account.


- You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the fixed account are limited to the greater of: a) 30% of

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  the fixed account value at the beginning of the contract year, or b) the amount transferred out of the fixed account in the previous contract year, excluding any automated transfer amounts.

- If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the fixed account, and Special DCA account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING

Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  41

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205


42  RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
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

Express mail:
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:   Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers among your subaccounts or fixed account or partial surrenders from the accounts.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the fixed account or the Special DCA account are not allowed.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA account.

MINIMUM AMOUNT
Transfers or surrenders:   $50

MAXIMUM AMOUNT
Transfers or surrenders:   None (except for automated transfers from the fixed
account)



 3 BY TELEPHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.

(800) 541-2251 (TOLL FREE)
(518) 869-8613

MINIMUM AMOUNT
Transfers or surrenders:   $250 or entire contract balance

MAXIMUM AMOUNT
Transfers:                 Contract value or entire account balance
Surrenders:                $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  43

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, ROPP charges, MAV charges, 5-Year MAV charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the Withdrawal Benefit rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the Withdrawal Benefit rider, your benefits under the rider may be reduced (see "Optional Benefits -- Guaranteed Minimum Withdrawal Benefit"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA account you may have.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities.



Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements


44 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.


The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - effective Jan. 1, 2009, the distribution is due to plan termination; or

  - effective Jan. 1, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the Withdrawal Benefit or Accumulation Benefit rider.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit or Withdrawal Benefit. If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider and the Withdrawal Benefit rider will continue upon change of ownership. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  45

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


- purchase payments minus adjusted partial surrenders.


If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.




ADJUSTED PARTIAL SURRENDERS   =    PS X DB
                                  ---------
                                      CV








PS     =  the partial surrender including any applicable surrender charge.
DB     =  the death benefit on the date of (but prior to) the partial surrender.
CV     =  the contract value on the date of (but prior to) the partial surrender.


EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

  We calculate the death benefit as follows:

The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                                 $20,000
        minus adjusted partial surrenders, calculated as:
        $1,500 x $20,000
                                                                                         -1,667
        ----------------  =
             $18,000
        for a death benefit of:                                                         $18,333


EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 76 OR OLDER ON THE CONTRACT EFFECTIVE DATE:

- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit to be $16,500.

IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:


- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:


  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


  - purchase payments minus adjusted partial surrenders.


If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.


If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders.


46 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

If your beneficiary is not your spouse, we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES


- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:


- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:


  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


  - purchase payments less minus adjusted partial surrenders.


If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.


If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any annuity payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)
The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders.



ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT   =    PS X DB
                                                             ---------
                                                                 CV








PS        the amount by which the contract value is reduced as a result of the partial
       =  surrender.
DB     =  the death benefit on the date of (but prior to) the partial surrender.
CV     =  the contract value on the date of (but prior to) the partial surrender.





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  47

If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP
- You may terminate the ROPP rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the ROPP rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies.

For an example, see Appendix B.


IF YOUR SPOUSE IS THE SOLE BENEFICIARY, he or she may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the ROPP. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. IF YOUR SPOUSE WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse was age 75 or younger as of the date we issued the contract, the ROPP will terminate.


NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


- purchase payments minus adjusted partial surrenders; or

- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.


48 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)
The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to fixed account or Special DCA account during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the 5th contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every 5th contract anniversary after that, through age 80, we compare the previous 5-year anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the 5-Year MAV.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders; or


- the maximum anniversary value as calculated on the most recent 5th contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE 5-YEAR MAV
- You may terminate the 5-Year MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the 5-Year MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies.

For an example, see Appendix B.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, within 60 days after our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV

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rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.

OPTIONAL LIVING BENEFITS

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER
The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are 80 or younger at contract issue, you may elect the Accumulation Benefit at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit may not be purchased with the optional Withdrawal Benefit rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.

You should consider whether a Accumulation Benefit rider is appropriate for you because:

- you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts and fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and will make monthly transfers into the model portfolio you have chosen. (See "Making the Most of Your
  Contract -- Portfolio Navigator Asset Allocation Program");

- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your sales representative whether an Accumulation Benefit rider is appropriate for your situation.


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HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE
ACCUMULATION BENEFIT:
BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS
If your MCAV is increased as a result of Elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the

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charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.


For an example, see Appendix B.


GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER (WITHDRAWAL BENEFIT AND ENHANCED WITHDRAWAL BENEFIT)
The Withdrawal Benefit rider is an optional benefit that you may select for an additional annual charge if you are 80 or younger on the date the contract is issued. It is available for nonqualified and qualified annuities except under 401(a) and 401(k) plans(1).

(1) The Withdrawal Benefit rider is not available under an inherited qualified annuity.

You must have elected the Withdrawal Benefit rider when you purchased your contract (original rider). The original rider you received at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three contract years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We offered you the option of replacing the original rider with a new Withdrawal Benefit (enhanced rider). The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three contract years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a surrender charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three contract years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- surrender charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

- the guaranteed benefit amount will be adjusted as described below; and

- the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge (see "Charges -- Surrender Charge"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Withdrawal Benefit rider, you may not select the Accumulation Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").


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Withdrawal Benefit is subject to certain restrictions and limitations described below:

- USE OF ASSET ALLOCATION PROGRAM REQUIRED: You must participate in the Portfolio Navigator program with this rider (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program"). The Portfolio Navigator program limits your choice of subaccounts and fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA account, when available (see "The Special DCA Account"), and will make monthly transfers into the model portfolio you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.");

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, Withdrawal Benefit rider may be of limited value to you. You should consult your tax advisor if you selected this optional rider and if you have any questions about the use of this rider in your tax situation;


- LIMITATIONS ON PURCHASE PAYMENTS: Currently, we limit the cumulative amount of purchase payments to $100,000.


- NON-CANCELABLE: Once elected, the Withdrawal Benefit rider may not be cancelled by you and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the GBP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the GBP is subject to the excess withdrawal processing for the GBA and RBA described below.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income;

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal. It is our current administrative practice to make the same accommodation under the original rider, however, we reserve the right to discontinue this administrative practice and will give you 30 days' written notice of any such change.

For contract holders subject to annual RMD rules under Section 401(a)(9) of the Code, amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

- A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

- Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

- Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

- Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the rider.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on the value of this contract alone on the date it is determined; and

(3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

1.  IRAs under Section 408(b) of the Code;

2.  Roth IRAs under Section 408A of the Code;

3.  SIMPLE IRA under Section 408(p) of the Code;


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4.  SEP plans under Section 408 (k) of the Code;

5.  Custodial and investment only plans under Section 401 (a) of the Code;

6.  TSAs under Section 403(b) of the Code.

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements would exceed your available withdrawal amount and may result in the reduction of your GBA and/or RBA as described under the excess withdrawal provision of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years. The annual life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

The GBA is determined at the following times:

- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups;

b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. Note that if the partial withdrawal is taken during the first three contract years, the GBA and the GBP are calculated after the reversal of any prior step ups:

c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. Note that the GBA and the GBP are calculated after the reversal of any prior step ups:

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

The RBA is determined at the following times:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;


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- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up  -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;

b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Note that if the partial withdrawal is taken during the first three contract years, the RBA and the GBP are calculated after the reversal of any prior step ups;

c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Note that the RBA and the GBP are calculated after the reversal of any prior step ups.

RBA EXCESS WITHDRAWAL PROCESSING
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GPB is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

Under the original an rider, the GBP equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA; or (b) the RBA.

Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.


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The elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal processing discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above, and to surrender charges; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the step up; or (b) 7% of the GBA after the step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge (see the "Withdrawal Benefit Rider Fee" provision in the prospectus), the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups. The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

(a) Prior to any withdrawals during the first three contract years, the RBP will not be affected by the step up.

(b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.


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SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up on contract anniversaries.

A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract.

Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date.

If a spousal continuation step up is elected and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step up. If the spousal continuation step up is processed automatically, the step up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.

REMAINING BENEFIT AMOUNT PAYOUT OPTION
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Withdrawal Benefit.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

IF CONTRACT VALUE REDUCES TO ZERO
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Withdrawal Benefit rider and the contract will terminate.

For an example, see Appendix B.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


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AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- your age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate Table A results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

- PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.

- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you are living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.17% or 6.67%, depending on the applicable assumed investment rate (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


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- WITHDRAWAL BENEFIT -- RBA PAYOUT OPTION: If you have a Withdrawal Benefit rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the guaranteed payout period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- Withdrawal Benefit"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy you and your designated beneficiary.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before your settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


ANNUITY PAYOUTS: Generally, unlike surrenders, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.


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You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. Any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the


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date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.



In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  61

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.



State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.


62 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. ("RiverSource Distributors"), our affiliate, serves as the principal underwriter of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

Although we no longer offer the contract for sale, you may continue to make purchase payments if permitted under the terms of your contract. We pay commissions to an affiliated selling firm of up to 5.75% of purchase payments on the contract as well as service/trail commissions of up to 1.00% based on annual total contract value for as long as the contract remains in effect. We also may pay a temporary additional sales commission of up to 1.00% of purchase payments for a period of time we select. These commissions do not change depending on which subaccounts you choose to allocate your purchase payments.

From time to time and in accordance with applicable laws and regulations, we may also pay or provide the selling firm with various cash and non-cash promotional incentives including, but not limited to bonuses, short-term sales incentive payments, marketing allowances, costs associated with sales conferences and educational seminars and sales recognition awards.

A portion of the payments made to the selling firm may be passed on to its financial advisor in accordance with its internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your financial advisor for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your contract.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  63

We pay the commissions and other compensation described above from our assets. Our assets include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- the funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part of all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.


RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



64 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                                   APPENDICES

The purpose of these appendices is to illustrate the operation of various contract features and riders and to provide condensed financial history disclosure regarding the subaccounts. In order to demonstrate these contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA account, fixed account and the fees and charges that apply to your contract.

The examples of the optional riders and death benefits in Appendix B include partial surrenders to illustrate the effect of these partial surrenders on the particular benefit. These examples are intended to show how the optional riders and death benefits operate, and do not take into account whether a particular optional rider or death benefit is part of a qualified annuity. Qualified annuities are subject to RMDs at certain ages (see "Taxes -- Qualified
Annuities -- Required Minimum Distributions") which may require you to take partial surrenders from the contract. If you are considering the addition of certain death benefits and/or optional riders to a qualified annuity, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implication to you.


RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  65

APPENDIX A: EXAMPLE -- SURRENDER CHARGES


FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------

                                                           CONTRACT       CONTRACT
                                                          WITH GAIN      WITH LOSS
             Contract Value at time of full surrender:   $120,000.00    $ 80,000.00
                  Contract Value on prior anniversary:    115,000.00      85,000.00
STEP 1.   We determine the Total Free Amount (TFA)
          available in the contract as the greatest of
          the earnings or 10% of the prior anniversary
          value:
                             Earnings in the contract:     20,000.00           0.00
               10% of the prior anniversary's contract     11,500.00       8,500.00
                                                value:
                                                         -----------    -----------
                                    Total Free Amount:     20,000.00       8,500.00
STEP 2.   We determine the TFA that is from Purchase
          Payments:
                                    Total Free Amount:     20,000.00       8,500.00
                             Earnings in the contract:     20,000.00           0.00
              Purchase Payments being Surrendered Free          0.00       8,500.00
                                                (PPF):
STEP 3.   We calculate the Premium Ratio (PR):
                  PR = [WD - TFA] / [CV - TFA]
                                                  WD =    120,000.00      80,000.00
                                                 TFA =     20,000.00       8,500.00
                                                  CV =    120,000.00      80,000.00
                                                  PR =          100%           100%
STEP 4.   We calculate Chargeable Purchase Payments
          being Surrendered (CPP):
                    CPP = PR X (PP - PPF)
                                                  PR =          100%           100%
                                                  PP =    100,000.00     100,000.00
                                                 PPF =          0.00       8,500.00
                                                 CPP =    100,000.00      91,500.00
STEP 5.   We calculate the Surrender Charges:
                         Chargeable Purchase Payments:    100,000.00      91,500.00
                          Surrender Charge Percentage:            7%             7%
                                     Surrender Charge:      7,000.00       6,405.00
STEP 6.   We calculate the Net Surrender Value:           120,000.00      80,000.00
                           Contract Value Surrendered:     (7,000.00)     (6,405.00)
                   Contract Charge (assessed upon full        (30.00)        (30.00)
                                           surrender):
                          Net Full Surrender Proceeds:    112,970.00      73,565.00
STEP 1.
STEP 2.
STEP 3.
          = the amount of the surrender
          = the total free amount, step 1
          = the contract value at the time of the surrender
          = the premium ratio
STEP 4.
          = premium ratio, step 3
          = purchase payments not previously surrendered
          = purchase payments being surrendered free, step 2
STEP 5.
STEP 6.




66 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Advantage Plus contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and


- you request a gross partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and


- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------


                                                         CONTRACT       CONTRACT
                                                        WITH GAIN      WITH LOSS
                   Contract Value at time of partial   $120,000.00    $ 80,000.00
                                          surrender:
                Contract Value on prior anniversary:    115,000.00      85,000.00
STEP 1.   We determine the Total Free Amount (TFA)
          available in the contract as the greatest
          of the earnings or 10% of the prior
          anniversary value:
                           Earnings in the contract:     20,000.00           0.00
             10% of the prior anniversary's contract     11,500.00       8,500.00
                                              value:
                                                       -----------    -----------
                                  Total Free Amount:     20,000.00       8,500.00
STEP 2.   We determine the Amount Free that is from
          Purchase Payments:
                                  Total Free Amount:     20,000.00       8,500.00
                           Earnings in the contract:     20,000.00           0.00
            Purchase Payments being Surrendered Free          0.00       8,500.00
                                              (PPF):
STEP 3.   We calculate the Premium Ratio (PR):
                    PR = [WD - TFA] / [CV - TFA]
                                                WD =     50,000.00      50,000.00    = the amount of the
                                                                                       surrender
                                               TFA =     20,000.00       8,500.00    = the total free amount,
                                                                                       step 1
                                                CV =    120,000.00      80,000.00    = the contract value at
                                                                                       the time of surrender
                                                PR =           30%            58%    = the premium ratio
STEP 4.   We calculate the Chargeable Purchase
          Payments being Surrendered (CPP):
                    CPP = PR X (PP - PPF)
                                                PR =           30%            58%    = premium ratio, step 3
                                                PP =    100,000.00     100,000.00    = purchase payments not
                                                                                       previously surrendered
                                               PPF =          0.00       8,500.00    = purchase payments being
                                                                                       surrendered free, step
                                                                                       2
                                               CPP =     30,000.00      53,108.39    = chargeable purchase
                                                                                       payments being
                                                                                       surrendered
STEP 5.   We calculate the Surrender Charges:
                       Chargeable Purchase Payments:     30,000.00      53,108.39
                        Surrender Charge Percentage:            7%             7%
                                   Surrender Charge:         2,100          3,718
STEP 6.   We calculate the Net Surrender Value:
                         Contract Value Surrendered:     50,000.00      50,000.00
                                   Surrender Charge:     (2,100.00)     (3,717.59)
                     Net Partial Surrender Proceeds:     47,900.00      46,282.41





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  67

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a full surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage in the first completed year after a purchase payment is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------

                                                         CONTRACT       CONTRACT
                                                        WITH GAIN      WITH LOSS
           Contract Value at time of full surrender:   $120,000.00    $ 80,000.00
                Contract Value on prior anniversary:    115,000.00      85,000.00
STEP 1.   We determine the Total Free Amount (TFA)
          available in the contract as the greatest
          of the earnings or 10% of the prior
          anniversary value:
                           Earnings in the Contract:     20,000.00           0.00
             10% of the prior anniversary's contract     11,500.00       8,500.00
                                              value:
                                                       -----------    -----------
                                  Total Free Amount:     20,000.00       8,500.00
STEP 2.   We determine the FA that is from Purchase
          Payments:
                                  Total Free Amount:     20,000.00       8,500.00
                           Earnings in the contract:     20,000.00           0.00
            Purchase Payments being Surrendered Free          0.00       8,500.00
                                              (PPF):
STEP 3.   We calculate the Premium Ratio (PR):
                  PR = [WD - TFA] / [CV - TFA]
                                                WD =    120,000.00      80,000.00    = the amount of the
                                                                                       surrender
                                               TFA =     20,000.00       8,500.00    = the total free amount,
                                                                                       step 1
                                                CV =    120,000.00      80,000.00    = the contract value at
                                                                                       the time of the
                                                                                       surrender
                                                PR =          100%           100%
STEP 4.   We calculate Chargeable Purchase Payments
          being Surrendered (CPP):
                  CPP = PR X (PP - PPF)
                                                PR =          100%           100%    = premium ratio, step 3
                                                PP =    100,000.00     100,000.00    = purchase payments not
                                                                                       previously surrendered
                                               PPF =          0.00       8,500.00    = purchase payments being
                                                                                       surrendered free,  step
                                                                                       2
                                               CPP =    100,000.00      91,500.00
STEP 5.   We calculate the Surrender Charges:
                       Chargeable Purchase Payments:    100,000.00      91,500.00
                        Surrender Charge Percentage:            7%             7%
                                   Surrender Charge:      7,000.00       6,405.00
STEP 6.   We calculate the Net Surrender Value:         120,000.00      80,000.00
                         Contract Value Surrendered:     (7,000.00)     (6,405.00)
                 Contract Charge (assessed upon full        (30.00)        (30.00)
                                         surrender):
                        Net Full Surrender Proceeds:    112,970.00      73,565.00




68 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA Select Plus contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and


- you request a gross partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and


- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------


                                                         CONTRACT       CONTRACT
                                                        WITH GAIN      WITH LOSS
                   Contract Value at time of partial   $120,000.00    $ 80,000.00
                                          surrender:
                Contract Value on prior anniversary:    115,000.00      85,000.00
STEP 1.   We determine the Total Free Amount (TFA)
          available in the contract as the greatest
          of the earnings or 10% of the prior
          anniversary value:
                           Earnings in the contract:     20,000.00           0.00
             10% of the prior anniversary's contract     11,500.00       8,500.00
                                              value:
                                                       -----------    -----------
                                  Total Free Amount:     20,000.00       8,500.00
STEP 2.   We determine the Amount Free that is from
          Purchase Payments:
                                  Total Free Amount:     20,000.00       8,500.00
                           Earnings in the contract:     20,000.00           0.00
            Purchase Payments being Surrendered Free          0.00       8,500.00
                                              (PPF):
STEP 3.   We calculate the Premium Ratio (PR):
                  PR = [WD - TFA] / [CV - TFA]
                                                WD =     50,000.00      50,000.00    = the amount of the
                                                                                       surrender
                                               TFA =     20,000.00       8,500.00    = the total free amount,
                                                                                       step 1
                                                CV =    120,000.00      80,000.00    = the contract value at
                                                                                       the time of surrender
                                                PR =           30%            58%    = the premium ratio
STEP 4.   We calculate the Chargeable Purchase
          Payments being Surrendered (CPP):
                  CPP = PR X (PP  -  PPF)
                                                PR =           30%            58%    = premium ratio, step 3
                                                PP =    100,000.00     100,000.00    = purchase payments not
                                                                                       previously surrendered
                                               PPF =          0.00       8,500.00    = purchase payments being
                                                                                       surrendered free, step
                                                                                       2
                                               CPP =     30,000.00      53,108.39    = chargeable purchase
                                                                                       payments being
                                                                                       surrendered
STEP 5.   We calculate the Surrender Charges:
                       Chargeable Purchase Payments:     30,000.00      53,108.39
                        Surrender Charge Percentage:            7%             7%
                                   Surrender Charge:         2,100          3,718
STEP 6.   We calculate the Net Surrender Value:
                         Contract Value Surrendered:     50,000.00      50,000.00
                                   Surrender Charge:     (2,100.00)     (3,717.59)
                     Net Partial Surrender Proceeds:     47,900.00      46,282.41





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  69

APPENDIX B: EXAMPLE -- OPTIONAL BENEFITS

EXAMPLE -- ACCUMULATION BENEFIT
The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the Elective Step-up option

- The Accumulation Benefit rider fee is 0.60%.

                                  ASSUMED NET       PARTIAL SURRENDER           ADJUSTED                      ACCUMULATION
END OF CONTRACT YEAR            RATE OF RETURN     (BEGINNING OF YEAR)     PARTIAL SURRENDER       MCAV      BENEFIT AMOUNT
1                                     12%                     0                      0           100,000              0
2                                     15%                     0                      0           102,422              0
3                                      3%                     0                      0           104,861              0
4                                     -8%                     0                      0           104,861              0
5                                    -15%                     0                      0           104,861              0
6                                     20%                 2,000                  2,084           102,778              0
7                                     15%                     0                      0           108,252              0
8                                    -10%                     0                      0           108,252              0
9                                    -20%                 5,000                  4,498           103,754              0
10                                   -12%                     0                      0           103,754         23,734
END OF CONTRACT YEAR            CONTRACT VALUE
1                                   111,328
2                                   127,259
3                                   130,290
4                                   119,148
5                                   100,647
6                                   117,666
7                                   134,504
8                                   120,327
9                                    91,639
10                                  103,754


EXAMPLE -- WITHDRAWAL BENEFIT
The following example shows how the Withdrawal Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the RAVA Select contract (with the Withdrawal Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- The contract earns a net return of -5%. All value is invested in the variable subaccounts.

- The Withdrawal Benefit rider fee is 0.60%.

- You take withdrawals equal to the GBP (which is 7% of the GBA or $7,000) at the beginning of each contract year until the RBA is exhausted.

                                              CONTRACT VALUE            WITHDRAWAL         CONTRACT VALUE
CONTRACT YEAR                              (BEGINNING OF YEAR)     (BEGINNING OF YEAR)      (END OF YEAR)        GBA         RBA
1                                                $100,000                 $7,000               $88,350        $100,000     $93,000
2                                                  88,350                  7,000                76,819         100,000      86,000
3                                                  76,819                  7,000                65,930         100,000      79,000
4                                                  65,930                  7,000                55,648         100,000      72,000
5                                                  55,648                  7,000                45,938         100,000      65,000
6                                                  45,938                  7,000                36,769         100,000      58,000
7                                                  36,769                  7,000                28,111         100,000      51,000
8                                                  28,111                  7,000                19,905         100,000      44,000
9                                                  19,905                  7,000                12,156         100,000      37,000
10                                                 12,156                  7,000                 4,839         100,000      30,000
11                                                  4,839                  7,000                     0         100,000      23,000
12                                                      0                  7,000                     0         100,000      16,000
13                                                      0                  7,000                     0         100,000       9,000
14                                                      0                  7,000                     0         100,000       2,000
15                                                      0                  2,000                     0         100,000           0




70 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

EXAMPLE -- ROPP DEATH BENEFIT
- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                                    $20,000
        minus adjusted partial surrenders, calculated as:
        $1,500 x $20,000
                                                                                            -1,667
        ----------------  =
             $18,000
        for a death benefit of:                                                            $18,333


EXAMPLE -- MAV DEATH BENEFIT
- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

        We calculate the death benefit as follows:
        The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your contract anniversary contract values:                             $24,000
        plus purchase payments made since that anniversary:                                     +0
        minus adjusted partial surrenders, calculated as:
        $1,500 x $24,000
                                                                                            -1,636
        ----------------  =
             $22,000
        for a death benefit of:                                                            $22,364


EXAMPLE -- 5-YEAR MAV DEATH BENEFIT
- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

        We calculate the death benefit as follows:
        The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:
        Greatest of your 5-year contract anniversary contract values:                      $30,000
        plus purchase payments made since that anniversary:                                     +0
        minus adjusted partial surrenders, calculated as:
        $1,500 x $30,000
                                                                                            -1,800
        ----------------  =
             $25,000
        for a death benefit of:                                                            $28,200




RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  71

APPENDIX C: CONDENSED FINANCIAL INFORMATION

(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parentheses.




VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                                           2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.30   $1.17   $1.11   $1.03   $1.00
Accumulation unit value at end of period                                                     $0.74   $1.30   $1.17   $1.11   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         13       9       6      54      --

----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.45   $1.32   $1.14   $1.05   $1.00
Accumulation unit value at end of period                                                     $0.76   $1.45   $1.32   $1.14   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $0.98   $1.26   $1.09   $1.04   $1.00
Accumulation unit value at end of period                                                     $0.39   $0.98   $1.26   $1.09   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         22       9       4       2      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                                               $1.14   $1.03   $1.00      --      --
Accumulation unit value at end of period                                                     $0.81   $1.14   $1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         33      23      83      --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                                               $1.58   $1.39   $1.09   $1.00      --
Accumulation unit value at end of period                                                     $0.93   $1.58   $1.39   $1.09      --
Number of accumulation units outstanding at end of period (000 omitted)                         96      78      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.24   $1.15   $1.05   $1.03   $1.00
Accumulation unit value at end of period                                                     $0.68   $1.24   $1.15   $1.05   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         48      13      12      11      --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                                               $1.36   $1.14   $1.06   $1.00      --
Accumulation unit value at end of period                                                     $0.71   $1.36   $1.14   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      46       4      --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                                               $1.30   $1.25   $1.08   $1.03   $1.00
Accumulation unit value at end of period                                                     $0.77   $1.30   $1.25   $1.08   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --       5      --
----------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (11/15/2004)
Accumulation unit value at beginning of period                                               $1.73   $1.64   $1.22   $1.06   $1.00
Accumulation unit value at end of period                                                     $0.80   $1.73   $1.64   $1.22   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                        172     142     103      58       3
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
  VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.73   $1.48   $1.19   $1.06   $1.00
Accumulation unit value at end of period                                                     $0.95   $1.73   $1.48   $1.19   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          3      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                                               $0.90   $1.00      --      --      --
Accumulation unit value at end of period                                                     $0.68   $0.90      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         74      86      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                                               $1.20   $1.00   $1.04   $1.00      --
Accumulation unit value at end of period                                                     $0.69   $1.20   $1.00   $1.04      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --     193      14      --
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                                               $1.20   $1.27   $1.08   $1.04   $1.00
Accumulation unit value at end of period                                                     $0.87   $1.20   $1.27   $1.08   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         40      32      10       5      --
----------------------------------------------------------------------------------------------------------------------------------



72 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                           2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/15/2004)
Accumulation unit value at beginning of period                                               $1.18   $1.16   $1.07   $1.02   $1.00
Accumulation unit value at end of period                                                     $0.81   $1.18   $1.16   $1.07   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          6       5      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                                               $1.09   $1.07   $1.00      --      --
Accumulation unit value at end of period                                                     $0.81   $1.09   $1.07      --      --
Number of accumulation units outstanding at end of period (000 omitted)                          1       9       7      --      --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                                               $1.20   $1.02   $1.00      --      --
Accumulation unit value at end of period                                                     $0.72   $1.20   $1.02      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        275     240     123      --      --
----------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                                               $1.27   $1.07   $1.00      --      --
Accumulation unit value at end of period                                                     $0.65   $1.27   $1.07      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        199     229     344      --      --
----------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                                               $1.13   $0.97   $1.00      --      --
Accumulation unit value at end of period                                                     $0.75   $1.13   $0.97      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         10      20      90      --      --
----------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                                               $1.04   $1.03   $1.00      --      --
Accumulation unit value at end of period                                                     $0.76   $1.04   $1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         73      39      86      --      --
----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.69   $1.48   $1.21   $1.06   $1.00
Accumulation unit value at end of period                                                     $0.98   $1.69   $1.48   $1.21   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          1       5      14       1      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                                               $1.21   $1.03   $1.00      --      --
Accumulation unit value at end of period                                                     $0.69   $1.21   $1.03      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        249     294     366      --      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.34   $1.21   $1.08   $1.01   $1.00
Accumulation unit value at end of period                                                     $0.78   $1.34   $1.21   $1.08   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                         --       5       4       1      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.59   $1.38   $1.24   $1.06   $1.00
Accumulation unit value at end of period                                                     $0.95   $1.59   $1.38   $1.24   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                        127     120     102      37      --
----------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.69   $1.46   $1.24   $1.05   $1.00
Accumulation unit value at end of period                                                     $0.94   $1.69   $1.46   $1.24   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          4       4      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.12   $1.42   $1.19   $1.05   $1.00
Accumulation unit value at end of period                                                     $0.64   $1.12   $1.42   $1.19   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         19      13      19       7       1
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.27   $1.31   $1.12   $1.04   $1.00
Accumulation unit value at end of period                                                     $0.85   $1.27   $1.31   $1.12   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          6       9      10      --      --
----------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                                               $1.39   $1.35   $1.15   $1.04   $1.00
Accumulation unit value at end of period                                                     $0.87   $1.39   $1.35   $1.15   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         17      31      28      16      --
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.39   $1.36   $1.17   $1.05   $1.00
Accumulation unit value at end of period                                                     $0.87   $1.39   $1.36   $1.17   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         23      30      30      49      --
----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  73

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                           2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.20   $1.22   $1.09   $1.03   $1.00
Accumulation unit value at end of period                                                     $0.75   $1.20   $1.22   $1.09   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         10       7       5      45      --
----------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                                               $1.06   $1.00      --      --      --
Accumulation unit value at end of period                                                     $0.63   $1.06      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        277     311      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (11/15/2004)
Accumulation unit value at beginning of period                                               $1.55   $1.40   $1.15   $1.05   $1.00
Accumulation unit value at end of period                                                     $0.97   $1.55   $1.40   $1.15   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --       5      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with AllianceBernstein
  VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period                                               $1.02   $1.00      --      --      --
Accumulation unit value at end of period                                                     $0.60   $1.02      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                          1      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                               $1.26   $1.14   $1.07   $1.03   $1.00
Accumulation unit value at end of period                                                     $0.79   $1.26   $1.14   $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         --       5       4       1      --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                               $1.24   $1.22   $1.09   $1.04   $1.00
Accumulation unit value at end of period                                                     $0.75   $1.24   $1.22   $1.09   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          2       7       6       2      --
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (11/15/2004)
Accumulation unit value at beginning of period                                               $1.20   $1.16   $1.05   $1.02   $1.00
Accumulation unit value at end of period                                                     $0.93   $1.20   $1.16   $1.05   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          8       6       3      --      --
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                                               $2.03   $1.60   $1.23   $1.06   $1.00
Accumulation unit value at end of period                                                     $1.26   $2.03   $1.60   $1.23   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         25      21      11       8      --
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                                               $1.07   $1.05   $1.00      --      --
Accumulation unit value at end of period                                                     $0.57   $1.07   $1.05      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         73     107     107      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.50   $1.42   $1.22   $1.07   $1.00
Accumulation unit value at end of period                                                     $0.89   $1.50   $1.42   $1.22   $1.07
Number of accumulation units outstanding at end of period (000 omitted)                          4      21       9       1      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.28   $1.30   $1.14   $1.05   $1.00
Accumulation unit value at end of period                                                     $0.79   $1.28   $1.30   $1.14   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                          3       3       3      --      --
----------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.21   $1.11   $1.04   $1.02   $1.00
Accumulation unit value at end of period                                                     $1.03   $1.21   $1.11   $1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                        182     194     133      40       2
----------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                                               $1.12   $1.04   $1.00      --      --
Accumulation unit value at end of period                                                     $0.94   $1.12   $1.04      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        207     224     220      --      --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                                               $1.18   $1.19   $1.17   $1.04   $1.00
Accumulation unit value at end of period                                                     $0.97   $1.18   $1.19   $1.17   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          8       5      17       6      --
----------------------------------------------------------------------------------------------------------------------------------



74 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                           2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.61   $1.50   $1.18   $1.06   $1.00
Accumulation unit value at end of period                                                     $0.90   $1.61   $1.50   $1.18   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.28   $1.24   $1.18   $1.06   $1.00
Accumulation unit value at end of period                                                     $0.69   $1.28   $1.24   $1.18   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                          1       2       2      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                                               $1.00      --      --      --      --
Accumulation unit value at end of period                                                     $0.71      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                          1      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                                               $1.00      --      --      --      --
Accumulation unit value at end of period                                                     $0.84      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                                               $1.00      --      --      --      --
Accumulation unit value at end of period                                                     $0.76      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                                               $1.00      --      --      --      --
Accumulation unit value at end of period                                                     $0.74      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                                               $1.00      --      --      --      --
Accumulation unit value at end of period                                                     $0.80      --      --      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period                                               $1.12   $1.09   $1.00      --      --
Accumulation unit value at end of period                                                     $0.69   $1.12   $1.09      --      --
Number of accumulation units outstanding at end of period (000 omitted)                        223     205     218      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.27   $1.20   $1.04   $1.04   $1.00
Accumulation unit value at end of period                                                     $0.80   $1.27   $1.20   $1.04   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.25   $1.32   $1.11   $1.05   $1.00
Accumulation unit value at end of period                                                     $0.85   $1.25   $1.32   $1.11   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        162     188     106      41       7
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (11/15/2004)
Accumulation unit value at beginning of period                                               $1.22   $1.20   $1.06   $1.02   $1.00
Accumulation unit value at end of period                                                     $0.85   $1.22   $1.20   $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                          5       5      --      --      --
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/15/2004)
Accumulation unit value at beginning of period                                               $1.11   $1.06   $1.02   $1.00   $1.00
Accumulation unit value at end of period                                                     $1.13   $1.11   $1.06   $1.02   $1.00
Number of accumulation units outstanding at end of period (000 omitted)                         14       2      38      --      --
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were 0.35%
  and 0.35%, respectively.
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.11   $1.06   $1.02   $1.01   $1.00
Accumulation unit value at end of period                                                     $1.03   $1.11   $1.06   $1.02   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                      1,000     595     410      31      10
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.52   $1.41   $1.18   $1.05   $1.00
Accumulation unit value at end of period                                                     $0.90   $1.52   $1.41   $1.18   $1.05
Number of accumulation units outstanding at end of period (000 omitted)                        417     406     416      50       5
----------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  75

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                           2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                                               $1.28   $1.25   $1.09   $1.03   $1.00
Accumulation unit value at end of period                                                     $0.73   $1.28   $1.25   $1.09   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         21      15      14      71       5
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.11   $1.03   $0.97   $1.03   $1.00
Accumulation unit value at end of period                                                     $1.10   $1.11   $1.03   $0.97   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        108     115      89       8      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.12   $1.05   $1.04   $1.02   $1.00
Accumulation unit value at end of period                                                     $1.12   $1.12   $1.05   $1.04   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         88      86      71      17      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.17   $1.15   $1.05   $1.01   $1.00
Accumulation unit value at end of period                                                     $0.87   $1.17   $1.15   $1.05   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                          2      26      22       9       3
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.13   $1.11   $1.03   $1.01   $1.00
Accumulation unit value at end of period                                                     $0.92   $1.13   $1.11   $1.03   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                         74     116      88       6      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.28   $1.13   $1.14   $1.04   $1.00
Accumulation unit value at end of period                                                     $0.70   $1.28   $1.13   $1.14   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (11/01/2005)
Accumulation unit value at beginning of period                                               $1.34   $1.22   $1.06   $1.00      --
Accumulation unit value at end of period                                                     $0.73   $1.34   $1.22   $1.06      --
Number of accumulation units outstanding at end of period (000 omitted)                        200     200     353      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.27   $1.22   $1.06   $1.02   $1.00
Accumulation unit value at end of period                                                     $0.80   $1.27   $1.22   $1.06   $1.02
Number of accumulation units outstanding at end of period (000 omitted)                         87       1      --       3      --
----------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.10   $1.05   $1.02   $1.01   $1.00
Accumulation unit value at end of period                                                     $1.06   $1.10   $1.05   $1.02   $1.01
Number of accumulation units outstanding at end of period (000 omitted)                         28       2       3       4       4
----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                                               $1.27   $1.24   $1.12   $1.04   $1.00
Accumulation unit value at end of period                                                     $0.70   $1.27   $1.24   $1.12   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                          2      15      12      19      --
----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                                               $1.26   $1.27   $1.07   $1.03   $1.00
Accumulation unit value at end of period                                                     $0.76   $1.26   $1.27   $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                                               $1.15   $1.20   $1.08   $1.04   $1.00
Accumulation unit value at end of period                                                     $0.70   $1.15   $1.20   $1.08   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $2.64   $1.92   $1.44   $1.08   $1.00
Accumulation unit value at end of period                                                     $1.21   $2.64   $1.92   $1.44   $1.08
Number of accumulation units outstanding at end of period (000 omitted)                        105      77      64      24       2
----------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.66   $1.48   $1.20   $1.06   $1.00
Accumulation unit value at end of period                                                     $0.98   $1.66   $1.48   $1.20   $1.06
Number of accumulation units outstanding at end of period (000 omitted)                         11       9       3       1       1
----------------------------------------------------------------------------------------------------------------------------------



76 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                                           2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                                               $1.20   $1.23   $1.07   $1.03   $1.00
Accumulation unit value at end of period                                                     $0.76   $1.20   $1.23   $1.07   $1.03
Number of accumulation units outstanding at end of period (000 omitted)                        152     174     238      98      --
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                                               $1.12   $1.23   $1.00      --      --
Accumulation unit value at end of period                                                     $0.62   $1.12   $1.23      --      --
Number of accumulation units outstanding at end of period (000 omitted)                         71      54      78      --      --
----------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                                               $1.21   $0.99   $1.00      --      --
Accumulation unit value at end of period                                                     $0.64   $1.21   $0.99      --      --
Number of accumulation units outstanding at end of period (000 omitted)                          2       2      79      --      --
----------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period                                               $2.07   $1.79   $1.31   $1.09   $1.00
Accumulation unit value at end of period                                                     $1.12   $2.07   $1.79   $1.31   $1.09
Number of accumulation units outstanding at end of period (000 omitted)                         65      62      74      27       2
----------------------------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period                                               $1.29   $1.24   $1.15   $1.04   $1.00
Accumulation unit value at end of period                                                     $0.78   $1.29   $1.24   $1.15   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         74     100      62      45      --
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/15/2004)
Accumulation unit value at beginning of period                                               $1.32   $1.24   $1.11   $1.04   $1.00
Accumulation unit value at end of period                                                     $0.78   $1.32   $1.24   $1.11   $1.04
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/01/2005)
Accumulation unit value at beginning of period                                               $1.45   $1.28   $1.05   $1.00      --
Accumulation unit value at end of period                                                     $0.85   $1.45   $1.28   $1.05      --
Number of accumulation units outstanding at end of period (000 omitted)                         --      --      --      --      --
----------------------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.25    $1.12    $1.07    $0.99    $0.94    $0.73    $0.98    $1.00      --
Accumulation unit value at end of period            $0.71    $1.25    $1.12    $1.07    $0.99    $0.94    $0.73    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,425    4,976    5,571    7,136    1,822      765      424      114      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.61    $1.47    $1.27    $1.17    $1.02    $0.76    $0.98    $1.00      --
Accumulation unit value at end of period            $0.84    $1.61    $1.47    $1.27    $1.17    $1.02    $0.76    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             733      969    1,132    1,066    1,023      738      426       65      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.06    $1.38    $1.19    $1.14    $1.05    $0.82    $0.97    $1.00      --
Accumulation unit value at end of period            $0.43    $1.06    $1.38    $1.19    $1.14    $1.05    $0.82    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             774      424      540      472      569      482      337      123      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $1.02    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.80    $1.13    $1.02       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             590      419    1,896       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period      $1.57    $1.39    $1.09    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.93    $1.57    $1.39    $1.09       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,525    2,450       32       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $0.85    $0.80    $0.73    $0.72    $0.69    $0.48    $0.91    $1.00      --
Accumulation unit value at end of period            $0.47    $0.85    $0.80    $0.73    $0.72    $0.69    $0.48    $0.91      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,165    1,261    1,350    1,704      718      403      215       92      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period      $1.36    $1.14    $1.06    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.71    $1.36    $1.14    $1.06       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             309      363      746      160       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  77

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period      $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.97    $1.00      --
Accumulation unit value at end of period            $0.80    $1.35    $1.30    $1.12    $1.08    $0.98    $0.74    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,632    8,669   10,042   10,828    9,073    5,594    2,924      307      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at beginning of period      $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98    $1.00      --
Accumulation unit value at end of period            $1.23    $2.64    $2.52    $1.88    $1.63    $1.31    $0.92    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          11,767   11,635   11,404    9,163    4,351    2,161      643       38      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of period      $1.68    $1.44    $1.16    $1.03    $0.91    $0.73    $0.93    $1.00      --
Accumulation unit value at end of period            $0.92    $1.68    $1.44    $1.16    $1.03    $0.91    $0.73    $0.93      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,439    1,767    1,718    1,659    1,408      938      559      119      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $0.90    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $0.90       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,176    3,100       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period      $1.19    $0.99    $1.04    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.69    $1.19    $0.99    $1.04       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             782      920    4,333      941       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of period      $1.49    $1.59    $1.35    $1.30    $1.15    $0.90    $1.04    $1.00      --
Accumulation unit value at end of period            $1.08    $1.49    $1.59    $1.35    $1.30    $1.15    $0.90    $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,174    9,957   10,957   10,497    6,900    4,207    2,339      719      --
--------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period      $1.10    $1.08    $1.00    $0.95    $0.88    $0.75    $0.86    $0.93   $1.00
Accumulation unit value at end of period            $0.75    $1.10    $1.08    $1.00    $0.95    $0.88    $0.75    $0.86   $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,279    1,519    1,455    1,195      895      475      348      124      --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period      $1.08    $1.07    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.81    $1.08    $1.07       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,374    2,102    2,297       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period      $1.19    $1.02    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.72    $1.19    $1.02       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          16,940   11,279    7,246       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period      $1.27    $1.07    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.65    $1.27    $1.07       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,986    1,950    3,548       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $0.97    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.74    $1.13    $0.97       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,174      752    2,782       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.04    $1.03    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.04    $1.03       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,053    6,237    6,662       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period      $1.68    $1.48    $1.21    $1.06    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.98    $1.68    $1.48    $1.21    $1.06       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             836    1,104    1,366    1,120       14       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period      $1.20    $1.03    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $1.20    $1.03       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          20,314   16,371   14,295       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.40    $1.26    $1.13    $1.06    $1.01    $0.82    $1.00    $1.00      --
Accumulation unit value at end of period            $0.81    $1.40    $1.26    $1.13    $1.06    $1.01    $0.82    $1.00      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,267   10,186   12,329   13,335   11,997    6,872    2,998      502      --
--------------------------------------------------------------------------------------------------------------------------------



78 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $2.36    $2.06    $1.85    $1.58    $1.27    $0.93    $1.04    $1.00      --
Accumulation unit value at end of period            $1.41    $2.36    $2.06    $1.85    $1.58    $1.27    $0.93    $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          14,767   16,235   17,466   16,249   12,408    7,511    3,349      588      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.91    $1.64    $1.40    $1.19    $1.06    $0.75    $0.95    $1.00      --
Accumulation unit value at end of period            $1.06    $1.91    $1.64    $1.40    $1.19    $1.06    $0.75    $0.95      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,277    5,424    5,781    5,952    5,831    2,326      836      149      --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period      $2.10    $2.67    $2.23    $1.98    $1.51    $1.12    $1.11    $1.04   $1.00
Accumulation unit value at end of period            $1.20    $2.10    $2.67    $2.23    $1.98    $1.51    $1.12    $1.11   $1.04
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,752    5,585    8,096    9,097    7,490    4,889    2,603    1,003     137
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period      $2.16    $2.23    $1.92    $1.78    $1.45    $1.10    $1.23    $1.09   $1.00
Accumulation unit value at end of period            $1.44    $2.16    $2.23    $1.92    $1.78    $1.45    $1.10    $1.23   $1.09
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,524    4,553    5,190    5,121    3,861    2,159    1,333      350      18
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.55    $1.51    $1.29    $1.17    $1.05    $0.85    $0.97    $1.00      --
Accumulation unit value at end of period            $0.97    $1.55    $1.51    $1.29    $1.17    $1.05    $0.85    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,136    9,225    9,112    7,513    4,483    2,574      801      155      --
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period      $2.46    $2.40    $2.09    $1.86    $1.49    $1.17    $1.24    $1.11   $1.00
Accumulation unit value at end of period            $1.54    $2.46    $2.40    $2.09    $1.86    $1.49    $1.17    $1.24   $1.11
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,095    8,658   10,266   10,617    6,770    4,304    2,280      796      37
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period      $1.04    $1.07    $0.95    $0.90    $0.79    $0.62    $0.79    $0.91   $1.00
Accumulation unit value at end of period            $0.65    $1.04    $1.07    $0.95    $0.90    $0.79    $0.62    $0.79   $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,981    8,779   10,535   11,511    4,998    3,397    2,661    1,788     266
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $1.06    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.63    $1.06       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          13,325    8,417       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/29/2000)
Accumulation unit value at beginning of period      $1.41    $1.29    $1.06    $0.96    $0.84    $0.66    $0.75    $1.00   $1.00
Accumulation unit value at end of period            $0.88    $1.41    $1.29    $1.06    $0.96    $0.84    $0.66    $0.75   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,748    2,939    3,395    3,903    3,187    2,168      777      352      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period      $1.02    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.60    $1.02       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              64       46       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $0.74    $0.68    $0.63    $0.61    $0.57    $0.47    $0.65    $0.87   $1.00
Accumulation unit value at end of period            $0.47    $0.74    $0.68    $0.63    $0.61    $0.57    $0.47    $0.65   $0.87
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,305    6,287    7,893    8,647    7,097    5,911    4,123    2,296     695
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $0.95    $0.94    $0.83    $0.80    $0.76    $0.57    $0.85    $0.90   $1.00
Accumulation unit value at end of period            $0.57    $0.95    $0.94    $0.83    $0.80    $0.76    $0.57    $0.85   $0.90
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,033    3,572    4,031    4,783    5,498    5,373    4,442    2,760     479
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (11/15/2004)
Accumulation unit value at beginning of period      $1.19    $1.16    $1.04    $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.92    $1.19    $1.16    $1.04    $1.02       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,535    2,177    1,993    1,421       96       --       --       --      --
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period      $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89    $1.00      --
Accumulation unit value at end of period            $1.39    $2.25    $1.78    $1.37    $1.18    $0.92    $0.68    $0.89      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,719    3,277    3,617    2,792    1,406      718      283      112      --
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  79

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period      $1.07    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.57    $1.07    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,519    3,528    3,236       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.49    $1.41    $1.21    $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.88    $1.49    $1.41    $1.21    $1.07       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,308    3,032    3,158    1,793       45       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.27    $1.30    $1.14    $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.78    $1.27    $1.30    $1.14    $1.05       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,049    1,233    1,204      468       15       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.20    $1.11    $1.04    $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.02    $1.20    $1.11    $1.04    $1.02       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          31,552   30,934   20,585    9,132      152       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period      $1.12    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.93    $1.12    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          12,942    9,560    9,475       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $1.10    $1.11    $1.09    $0.97    $0.91    $0.78    $0.98    $1.00      --
Accumulation unit value at end of period            $0.90    $1.10    $1.11    $1.09    $0.97    $0.91    $0.78    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,013    1,144    1,397    1,837    1,481    1,270      748      169      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.75    $1.63    $1.29    $1.15    $1.00    $0.78    $0.96    $1.00      --
Accumulation unit value at end of period            $0.98    $1.75    $1.63    $1.29    $1.15    $1.00    $0.78    $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,843    2,419    2,803    3,193    3,359    3,718    2,109      364      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/29/2000)
Accumulation unit value at beginning of period      $0.67    $0.65    $0.62    $0.56    $0.48    $0.36    $0.52    $0.79   $1.00
Accumulation unit value at end of period            $0.36    $0.67    $0.65    $0.62    $0.56    $0.48    $0.36    $0.52   $0.79
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,926    2,336    2,464    2,910    3,132    3,452    3,552    3,407     767
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.71       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                               1       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.84       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              75       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.76       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             793       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.74       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             103       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.80       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             288       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.12    $1.09    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $1.12    $1.09       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          10,554    7,024    7,764       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.26    $1.20    $1.04    $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.79    $1.26    $1.20    $1.04    $1.04       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             261      377      381      339       45       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------



80 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at beginning of period      $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07    $1.00      --
Accumulation unit value at end of period            $1.22    $1.80    $1.91    $1.60    $1.52    $1.28    $0.93    $1.07      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,275    8,677    7,149    7,106    4,860    4,184    2,710      606      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (09/29/2000)
Accumulation unit value at beginning of period      $1.12    $1.11    $0.98    $0.95    $0.87    $0.73    $0.84    $0.95   $1.00
Accumulation unit value at end of period            $0.78    $1.12    $1.11    $0.98    $0.95    $0.87    $0.73    $0.84   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,564    2,567    2,359    2,268    2,153    1,566    1,122      988     129
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/29/2000)
Accumulation unit value at beginning of period      $1.15    $1.10    $1.06    $1.04    $1.04    $1.04    $1.04    $1.01   $1.00
Accumulation unit value at end of period            $1.16    $1.15    $1.10    $1.06    $1.04    $1.04    $1.04    $1.04   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                          20,529   16,724   14,587   10,666   11,956   12,254   15,264   14,112   3,674
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were 0.16%
  and 0.17%, respectively.
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.35    $1.29    $1.25    $1.23    $1.19    $1.14    $1.09    $1.02   $1.00
Accumulation unit value at end of period            $1.25    $1.35    $1.29    $1.25    $1.23    $1.19    $1.14    $1.09   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                          36,244   35,353   31,453   19,926   12,488   10,290    7,749    3,860     476
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.91    $1.78    $1.50    $1.33    $1.14    $0.81    $1.01    $1.00   $1.00
Accumulation unit value at end of period            $1.13    $1.91    $1.78    $1.50    $1.33    $1.14    $0.81    $1.01   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                          25,626   25,064   25,790   17,139   10,241    4,410    2,358    1,089      17
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period      $0.92    $0.90    $0.78    $0.74    $0.71    $0.55    $0.71    $0.88   $1.00
Accumulation unit value at end of period            $0.53    $0.92    $0.90    $0.78    $0.74    $0.71    $0.55    $0.71   $0.88
Number of accumulation units outstanding at end
  of period (000 omitted)                          14,518   17,373   19,411   11,370    2,982      815      363      339     110
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.57    $1.47    $1.39    $1.47    $1.35    $1.20    $1.05    $1.05   $1.00
Accumulation unit value at end of period            $1.55    $1.57    $1.47    $1.39    $1.47    $1.35    $1.20    $1.05   $1.05
Number of accumulation units outstanding at end
  of period (000 omitted)                          10,760   10,966    9,253    6,917    4,157    2,454    1,346      529      95
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.12    $1.04    $1.04    $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.11    $1.12    $1.04    $1.04    $1.02       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           9,290    9,325   10,578    6,543       21       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.42    $1.40    $1.28    $1.24    $1.12    $0.90    $0.97    $0.93   $1.00
Accumulation unit value at end of period            $1.05    $1.42    $1.40    $1.28    $1.24    $1.12    $0.90    $0.97   $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,622   12,510   14,822   16,084   14,646    9,939    5,182    2,596     465
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.13    $1.11    $1.03    $1.01    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.91    $1.13    $1.11    $1.03    $1.01       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,714    6,770    6,653    1,815        6       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00    $1.00      --
Accumulation unit value at end of period            $0.75    $1.37    $1.22    $1.23    $1.12    $1.04    $0.85    $1.00      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,091    1,416    1,560    1,403    1,420      998      351       86      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period      $1.49    $1.36    $1.19    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.81    $1.49    $1.36    $1.19       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,561    2,944    5,108      351       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.06    $1.01    $0.89    $0.85    $0.78    $0.61    $0.80    $0.92   $1.00
Accumulation unit value at end of period            $0.66    $1.06    $1.01    $0.89    $0.85    $0.78    $0.61    $0.80   $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,907    7,782    8,282    8,983    9,237    6,233    3,963    2,214     129
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.25    $1.19    $1.16    $1.15    $1.15    $1.14    $1.09    $1.03   $1.00
Accumulation unit value at end of period            $1.21    $1.25    $1.19    $1.16    $1.15    $1.15    $1.14    $1.09   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,386    8,083    9,055   10,771   11,923    9,919    8,720    2,737     252
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  81

VARIABLE ACCOUNT CHARGES OF 0.75% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period      $0.61    $0.60    $0.54    $0.50    $0.47    $0.39    $0.53    $0.77   $1.00
Accumulation unit value at end of period            $0.34    $0.61    $0.60    $0.54    $0.50    $0.47    $0.39    $0.53   $0.77
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,359   10,651   12,217   13,724    6,535    5,159    3,200    2,185     741
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period      $1.25    $1.27    $1.07    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.25    $1.27    $1.07    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              95      137      187       70       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period      $1.37    $1.44    $1.30    $1.25    $1.06    $0.72    $0.88    $0.95   $1.00
Accumulation unit value at end of period            $0.83    $1.37    $1.44    $1.30    $1.25    $1.06    $0.72    $0.88   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,628    1,938    2,442    3,007    2,896    1,716      913      440      65
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (09/29/2000)
Accumulation unit value at beginning of period      $3.37    $2.46    $1.85    $1.39    $1.13    $0.81    $0.87    $0.88   $1.00
Accumulation unit value at end of period            $1.55    $3.37    $2.46    $1.85    $1.39    $1.13    $0.81    $0.87   $0.88
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,784    3,347    3,067    2,792      711      217      149      100       7
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.20    $1.07    $0.87    $0.77    $0.66    $0.52    $0.64    $0.91   $1.00
Accumulation unit value at end of period            $0.71    $1.20    $1.07    $0.87    $0.77    $0.66    $0.52    $0.64   $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,245    2,990    3,257    3,145    2,082      359      191      182      13
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.19    $1.23    $1.07    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.76    $1.19    $1.23    $1.07    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          12,695   11,798   13,974   10,069       65       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.11    $1.23    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.61    $1.11    $1.23       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,528    2,291    2,781       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.20    $0.99    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.64    $1.20    $0.99       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,210    1,294    2,389       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/29/2000)
Accumulation unit value at beginning of period      $1.95    $1.69    $1.24    $1.03    $0.80    $0.54    $0.63    $0.80   $1.00
Accumulation unit value at end of period            $1.05    $1.95    $1.69    $1.24    $1.03    $0.80    $0.54    $0.63   $0.80
Number of accumulation units outstanding at end
  of period (000 omitted)                          10,494   11,177   12,711   11,740    7,114    4,070    1,930      833     190
--------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/29/2000)
Accumulation unit value at beginning of period      $1.93    $1.85    $1.73    $1.56    $1.33    $0.94    $1.13    $1.03   $1.00
Accumulation unit value at end of period            $1.16    $1.93    $1.85    $1.73    $1.56    $1.33    $0.94    $1.13   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                          11,268   13,451   14,502   14,569   10,599    6,621    2,942      855      77
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of period      $1.44    $1.36    $1.22    $1.14    $0.97    $0.72    $0.99    $1.00      --
Accumulation unit value at end of period            $0.86    $1.44    $1.36    $1.22    $1.14    $0.97    $0.72    $0.99      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             977    1,125    1,281    1,387    1,549    1,450      884      232      --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94    $1.00      --
Accumulation unit value at end of period            $0.78    $1.34    $1.18    $0.97    $0.92    $0.81    $0.58    $0.94      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,865    2,522    1,762    1,473    1,593    1,080      587      140      --
--------------------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98    $1.00      --
Accumulation unit value at end of period            $0.70    $1.23    $1.11    $1.06    $0.98    $0.93    $0.73    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,328    2,975    3,202    3,245    1,172      537      373       70      --
--------------------------------------------------------------------------------------------------------------------------------



82 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98    $1.00      --
Accumulation unit value at end of period            $0.83    $1.59    $1.45    $1.26    $1.16    $1.02    $0.76    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             363      574      711      686      562      313      250       67      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.05    $1.36    $1.18    $1.13    $1.05    $0.82    $0.97    $1.00      --
Accumulation unit value at end of period            $0.42    $1.05    $1.36    $1.18    $1.13    $1.05    $0.82    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             515      368      473      529      622      467      306       90      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $1.02    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.80    $1.13    $1.02       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             545      444      892       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period      $1.57    $1.38    $1.09    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.92    $1.57    $1.38    $1.09       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,203    1,506       41       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (08/13/2001)
Accumulation unit value at beginning of period      $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91    $1.00      --
Accumulation unit value at end of period            $0.46    $0.84    $0.79    $0.72    $0.71    $0.69    $0.48    $0.91      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             621      929      977      995      735      533      241       63      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period      $1.35    $1.14    $1.06    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.70    $1.35    $1.14    $1.06       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             249      316      302       65       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (08/13/2001)
Accumulation unit value at beginning of period      $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96    $1.00      --
Accumulation unit value at end of period            $0.78    $1.34    $1.29    $1.11    $1.07    $0.97    $0.74    $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,315    5,003    5,777    6,121    5,022    3,923    2,930      730      --
--------------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (08/13/2001)
Accumulation unit value at beginning of period      $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98    $1.00      --
Accumulation unit value at end of period            $1.21    $2.61    $2.49    $1.86    $1.61    $1.31    $0.92    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,466    6,875    6,633    5,012    2,202    1,112      400       29      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (08/13/2001)
Accumulation unit value at beginning of period      $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93    $1.00      --
Accumulation unit value at end of period            $0.91    $1.66    $1.42    $1.15    $1.03    $0.90    $0.73    $0.93      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,298    1,457    1,664    1,703    1,507    1,149      700      152      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period      $0.90    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.67    $0.90       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,860    1,583       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period      $1.19    $0.99    $1.04    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.69    $1.19    $0.99    $1.04       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             394      409    1,987      389       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (08/13/2001)
Accumulation unit value at beginning of period      $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04    $1.00      --
Accumulation unit value at end of period            $1.07    $1.47    $1.57    $1.34    $1.29    $1.14    $0.89    $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,138    6,071    6,789    7,188    5,304    3,657    2,579      848      --
--------------------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (09/29/2000)
Accumulation unit value at beginning of period      $1.08    $1.06    $0.99    $0.94    $0.88    $0.74    $0.86    $0.93   $1.00
Accumulation unit value at end of period            $0.74    $1.08    $1.06    $0.99    $0.94    $0.88    $0.74    $0.86   $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,596    1,765    1,878    1,638      959      544      311      289      15
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period      $1.08    $1.07    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.80    $1.08    $1.07       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             890    1,311    1,573       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period      $1.19    $1.02    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.71    $1.19    $1.02       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          10,986    6,387    3,929       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  83

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period      $1.26    $1.07    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.65    $1.26    $1.07       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,003    1,019    1,770       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period      $1.13    $0.97    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.74    $1.13    $0.97       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,404      789    1,558       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.04    $1.03    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.04    $1.03       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,487    3,603    3,669       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period      $1.67    $1.47    $1.21    $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.97    $1.67    $1.47    $1.21    $1.05       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             460      658      813      645       40       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period      $1.20    $1.03    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $1.20    $1.03       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          12,130    8,730    7,042       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00    $1.00      --
Accumulation unit value at end of period            $0.80    $1.38    $1.25    $1.12    $1.05    $1.00    $0.82    $1.00      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,347    7,618    9,099    9,746    8,735    6,117    3,320      583      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04    $1.00      --
Accumulation unit value at end of period            $1.39    $2.33    $2.04    $1.83    $1.57    $1.27    $0.93    $1.04      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,401    9,748   10,749   10,285    8,137    5,236    3,151      536      --
--------------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.95    $1.00      --
Accumulation unit value at end of period            $1.05    $1.88    $1.62    $1.39    $1.18    $1.05    $0.74    $0.95      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,626    3,652    3,933    4,012    3,384    1,478      756      101      --
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period      $2.07    $2.64    $2.21    $1.96    $1.50    $1.12    $1.11    $1.04   $1.00
Accumulation unit value at end of period            $1.18    $2.07    $2.64    $2.21    $1.96    $1.50    $1.12    $1.11   $1.04
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,520    3,992    5,455    6,194    5,320    3,834    2,650    1,215     150
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (09/29/2000)
Accumulation unit value at beginning of period      $2.13    $2.20    $1.90    $1.76    $1.44    $1.10    $1.22    $1.08   $1.00
Accumulation unit value at end of period            $1.41    $2.13    $2.20    $1.90    $1.76    $1.44    $1.10    $1.22   $1.08
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,095    3,284    3,540    3,470    2,522    1,628      986      410      56
--------------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (08/13/2001)
Accumulation unit value at beginning of period      $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.97    $1.00      --
Accumulation unit value at end of period            $0.96    $1.53    $1.50    $1.28    $1.17    $1.04    $0.84    $0.97      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,761    4,875    4,583    3,446    2,367    1,668      932      155      --
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period      $2.43    $2.37    $2.06    $1.85    $1.48    $1.16    $1.23    $1.11   $1.00
Accumulation unit value at end of period            $1.51    $2.43    $2.37    $2.06    $1.85    $1.48    $1.16    $1.23   $1.11
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,092    6,530    7,397    7,580    5,065    3,549    2,398    1,096     162
--------------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (09/29/2000)
Accumulation unit value at beginning of period      $1.03    $1.06    $0.94    $0.89    $0.79    $0.61    $0.79    $0.91   $1.00
Accumulation unit value at end of period            $0.64    $1.03    $1.06    $0.94    $0.89    $0.79    $0.61    $0.79   $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,344    5,998    7,046    7,488    4,379    2,692    2,301    1,422     202
--------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period      $1.06    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.63    $1.06       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,662    4,056       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------



84 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (09/29/2000)
Accumulation unit value at beginning of period      $1.42    $1.29    $1.06    $0.97    $0.85    $0.67    $0.76    $1.01   $1.00
Accumulation unit value at end of period            $0.88    $1.42    $1.29    $1.06    $0.97    $0.85    $0.67    $0.76   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,718    2,660    3,420    3,932    3,125    1,977      714      498      16
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
--------------------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period      $1.02    $1.00       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.60    $1.02       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              25       57       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $0.73    $0.67    $0.63    $0.61    $0.56    $0.46    $0.65    $0.87   $1.00
Accumulation unit value at end of period            $0.46    $0.73    $0.67    $0.63    $0.61    $0.56    $0.46    $0.65   $0.87
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,841    3,602    4,618    5,560    5,021    4,726    4,234    3,342     685
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (09/29/2000)
Accumulation unit value at beginning of period      $0.94    $0.92    $0.83    $0.79    $0.75    $0.57    $0.85    $0.90   $1.00
Accumulation unit value at end of period            $0.56    $0.94    $0.92    $0.83    $0.79    $0.75    $0.57    $0.85   $0.90
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,779    2,321    2,844    3,667    4,463    4,471    3,982    2,670     527
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (11/15/2004)
Accumulation unit value at beginning of period      $1.18    $1.15    $1.04    $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.91    $1.18    $1.15    $1.04    $1.02       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             734      877      882      842       28       --       --       --      --
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
--------------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (08/13/2001)
Accumulation unit value at beginning of period      $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89    $1.00      --
Accumulation unit value at end of period            $1.37    $2.22    $1.76    $1.36    $1.18    $0.91    $0.68    $0.89      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,107    2,729    2,801    2,287    1,297      759      512      218      --
--------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period      $1.07    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.57    $1.07    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,572    1,809    1,600       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.48    $1.41    $1.21    $1.07    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.87    $1.48    $1.41    $1.21    $1.07       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,652    2,077    2,319    1,151       31       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.26    $1.29    $1.14    $1.05    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.77    $1.26    $1.29    $1.14    $1.05       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             760    1,153      883      417       22       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.20    $1.10    $1.04    $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.01    $1.20    $1.10    $1.04    $1.02       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                          19,714   18,443   11,811    5,096       84       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period      $1.12    $1.04    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.93    $1.12    $1.04       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           8,193    5,022    4,812       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (08/13/2001)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period      $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98    $1.00      --
Accumulation unit value at end of period            $0.89    $1.08    $1.10    $1.08    $0.96    $0.91    $0.77    $0.98      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             620      784      900      883      817      724      514      219      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (08/13/2001)
Accumulation unit value at beginning of period      $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96    $1.00      --
Accumulation unit value at end of period            $0.96    $1.73    $1.61    $1.27    $1.15    $1.00    $0.78    $0.96      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             868    1,505    1,655    2,044    2,305    2,650    1,994      612      --
--------------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (09/29/2000)
Accumulation unit value at beginning of period      $0.66    $0.64    $0.62    $0.55    $0.47    $0.36    $0.52    $0.79   $1.00
Accumulation unit value at end of period            $0.36    $0.66    $0.64    $0.62    $0.55    $0.47    $0.36    $0.52   $0.79
Number of accumulation units outstanding at end
  of period (000 omitted)                             823    1,249    1,563    2,018    2,390    2,773    3,507    4,095   1,162
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  85

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.71       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              --       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.84       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             225       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.76       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             197       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.73       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              32       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period      $1.00       --       --       --       --       --       --       --      --
Accumulation unit value at end of period            $0.79       --       --       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             329       --       --       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period      $1.11    $1.08    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.68    $1.11    $1.08       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,838    3,261    3,580       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.25    $1.19    $1.04    $1.04    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.78    $1.25    $1.19    $1.04    $1.04       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              68      147      142      161       42       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (08/14/2001)
Accumulation unit value at beginning of period      $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07    $1.00      --
Accumulation unit value at end of period            $1.21    $1.78    $1.89    $1.59    $1.51    $1.27    $0.93    $1.07      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           5,355    4,855    4,430    4,724    3,930    3,089    2,209      628      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (09/29/2000)
Accumulation unit value at beginning of period      $1.10    $1.09    $0.97    $0.94    $0.86    $0.73    $0.84    $0.95   $1.00
Accumulation unit value at end of period            $0.77    $1.10    $1.09    $0.97    $0.94    $0.86    $0.73    $0.84   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,256    2,079    1,672    1,877    1,818    1,979    1,811    1,468     387
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (09/29/2000)
Accumulation unit value at beginning of period      $1.13    $1.09    $1.05    $1.03    $1.04    $1.04    $1.04    $1.01   $1.00
Accumulation unit value at end of period            $1.14    $1.13    $1.09    $1.05    $1.03    $1.04    $1.04    $1.04   $1.01
Number of accumulation units outstanding at end
  of period (000 omitted)                          17,221   16,036   11,540    7,130    8,287   10,038   12,020   13,646   4,153
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31, 2008 were
  (0.04%) and (0.04%), respectively.
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.33    $1.28    $1.23    $1.22    $1.18    $1.14    $1.09    $1.02   $1.00
Accumulation unit value at end of period            $1.23    $1.33    $1.28    $1.23    $1.22    $1.18    $1.14    $1.09   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                          25,908   24,395   21,045   15,251   10,446    8,654    7,278    4,119     600
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.89    $1.77    $1.49    $1.32    $1.13    $0.81    $1.01    $1.00   $1.00
Accumulation unit value at end of period            $1.11    $1.89    $1.77    $1.49    $1.32    $1.13    $0.81    $1.01   $1.00
Number of accumulation units outstanding at end
  of period (000 omitted)                          16,588   17,673   17,788   12,648    8,024    4,235    2,480    1,303      83
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period      $0.90    $0.89    $0.78    $0.74    $0.70    $0.55    $0.71    $0.88   $1.00
Accumulation unit value at end of period            $0.52    $0.90    $0.89    $0.78    $0.74    $0.70    $0.55    $0.71   $0.88
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,962    9,846   11,629    5,105    1,558      831      450      326      65
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.55    $1.45    $1.38    $1.46    $1.34    $1.20    $1.05    $1.05   $1.00
Accumulation unit value at end of period            $1.53    $1.55    $1.45    $1.38    $1.46    $1.34    $1.20    $1.05   $1.05
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,887    7,970    6,731    5,648    3,777    2,836    1,944    1,001     174
--------------------------------------------------------------------------------------------------------------------------------



86 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.11    $1.04    $1.03    $1.02    $1.00       --       --       --      --
Accumulation unit value at end of period            $1.10    $1.11    $1.04    $1.03    $1.02       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,093    4,970    5,558    3,131      218       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.40    $1.39    $1.27    $1.23    $1.11    $0.90    $0.97    $0.93   $1.00
Accumulation unit value at end of period            $1.04    $1.40    $1.39    $1.27    $1.23    $1.11    $0.90    $0.97   $0.93
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,762   10,346   11,919   13,288   12,815   10,123    5,961    3,548     577
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period      $1.12    $1.10    $1.03    $1.01    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.90    $1.12    $1.10    $1.03    $1.01       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,529    3,644    3,835    1,067        1       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99    $1.00      --
Accumulation unit value at end of period            $0.74    $1.35    $1.20    $1.22    $1.11    $1.03    $0.85    $0.99      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             698      907    1,092    1,256    1,359      811      401      184      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period      $1.48    $1.36    $1.19    $1.00       --       --       --       --      --
Accumulation unit value at end of period            $0.81    $1.48    $1.36    $1.19       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,373    2,137    2,846      247       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.04    $1.00    $0.88    $0.85    $0.78    $0.61    $0.80    $0.92   $1.00
Accumulation unit value at end of period            $0.65    $1.04    $1.00    $0.88    $0.85    $0.78    $0.61    $0.80   $0.92
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,734    5,995    6,656    7,646    7,782    5,947    3,742    1,886     113
--------------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.23    $1.18    $1.15    $1.14    $1.14    $1.14    $1.08    $1.03   $1.00
Accumulation unit value at end of period            $1.19    $1.23    $1.18    $1.15    $1.14    $1.14    $1.14    $1.08   $1.03
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,695    7,227    7,765    9,250    9,832    9,828    8,010    4,050     474
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period      $0.60    $0.59    $0.54    $0.50    $0.46    $0.39    $0.53    $0.77   $1.00
Accumulation unit value at end of period            $0.33    $0.60    $0.59    $0.54    $0.50    $0.46    $0.39    $0.53   $0.77
Number of accumulation units outstanding at end
  of period (000 omitted)                           4,065    7,041    7,585    8,017    3,588    4,296    2,674    2,826   1,195
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period      $1.24    $1.26    $1.07    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.24    $1.26    $1.07    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                              58      137      175       76       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (09/29/2000)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period      $1.35    $1.42    $1.28    $1.24    $1.05    $0.72    $0.88    $0.95   $1.00
Accumulation unit value at end of period            $0.82    $1.35    $1.42    $1.28    $1.24    $1.05    $0.72    $0.88   $0.95
Number of accumulation units outstanding at end
  of period (000 omitted)                             922    1,550    1,998    2,289    2,188    1,581      998      599     100
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (09/29/2000)
Accumulation unit value at beginning of period      $3.32    $2.43    $1.83    $1.38    $1.12    $0.81    $0.86    $0.88   $1.00
Accumulation unit value at end of period            $1.52    $3.32    $2.43    $1.83    $1.38    $1.12    $0.81    $0.86   $0.88
Number of accumulation units outstanding at end
  of period (000 omitted)                           3,087    2,342    2,078    1,792      593      234      195      107      12
--------------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (09/29/2000)
Accumulation unit value at beginning of period      $1.18    $1.06    $0.86    $0.76    $0.66    $0.52    $0.64    $0.91   $1.00
Accumulation unit value at end of period            $0.70    $1.18    $1.06    $0.86    $0.76    $0.66    $0.52    $0.64   $0.91
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,293    3,109    3,065    2,785    1,364      594      495      455     316
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period      $1.18    $1.22    $1.06    $1.03    $1.00       --       --       --      --
Accumulation unit value at end of period            $0.75    $1.18    $1.22    $1.06    $1.03       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,904    5,924    6,990    4,754       97       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.11    $1.22    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.61    $1.11    $1.22       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           2,665    1,324    1,445       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  87

VARIABLE ACCOUNT CHARGES OF 0.95% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                 2008     2007     2006     2005     2004     2003     2002     2001     2000
--------------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period      $1.20    $0.99    $1.00       --       --       --       --       --      --
Accumulation unit value at end of period            $0.63    $1.20    $0.99       --       --       --       --       --      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             622      495    1,082       --       --       --       --       --      --
--------------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (09/29/2000)
Accumulation unit value at beginning of period      $1.92    $1.67    $1.23    $1.02    $0.79    $0.54    $0.63    $0.80   $1.00
Accumulation unit value at end of period            $1.04    $1.92    $1.67    $1.23    $1.02    $0.79    $0.54    $0.63   $0.80
Number of accumulation units outstanding at end
  of period (000 omitted)                           6,744    8,393    8,969    8,190    5,277    3,289    2,052    1,069     225
--------------------------------------------------------------------------------------------------------------------------------
WANGER USA (09/29/2000)
Accumulation unit value at beginning of period      $1.90    $1.82    $1.71    $1.55    $1.32    $0.93    $1.13    $1.02   $1.00
Accumulation unit value at end of period            $1.14    $1.90    $1.82    $1.71    $1.55    $1.32    $0.93    $1.13   $1.02
Number of accumulation units outstanding at end
  of period (000 omitted)                           7,777    9,982   11,009   11,377    8,711    6,164    3,595    1,227     128
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (08/13/2001)
Accumulation unit value at beginning of period      $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99    $1.00      --
Accumulation unit value at end of period            $0.84    $1.42    $1.35    $1.21    $1.13    $0.97    $0.72    $0.99      --
Number of accumulation units outstanding at end
  of period (000 omitted)                             896    1,001    1,175    1,240    1,207    1,199      982      276      --
--------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (05/01/2001)
Accumulation unit value at beginning of period      $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94    $1.00      --
Accumulation unit value at end of period            $0.76    $1.32    $1.17    $0.96    $0.91    $0.81    $0.58    $0.94      --
Number of accumulation units outstanding at end
  of period (000 omitted)                           1,243    1,559    1,303    1,423    1,489    1,344      816      222      --
--------------------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.56   $1.41   $1.35   $1.25   $1.19   $0.93   $1.00
Accumulation unit value at end of period                      $0.89   $1.56   $1.41   $1.35   $1.25   $1.19   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 557     617     673   1,056     119      11      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period                $2.03   $1.86   $1.61   $1.49   $1.31   $0.98   $1.00
Accumulation unit value at end of period                      $1.06   $2.03   $1.86   $1.61   $1.49   $1.31   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  18      29      67      36      39      19       3
-------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.24   $1.61   $1.39   $1.33   $1.23   $0.96   $1.00
Accumulation unit value at end of period                      $0.50   $1.24   $1.61   $1.39   $1.33   $1.23   $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  72      28     110      31      17       7      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.80   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  36      42     540      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                $1.57   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                      $0.92   $1.57   $1.38   $1.09      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,425     831       9      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.62   $1.52   $1.39   $1.37   $1.32   $0.92   $1.00
Accumulation unit value at end of period                      $0.89   $1.62   $1.52   $1.39   $1.37   $1.32   $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  82      92     103     165      34       5      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                $1.35   $1.14   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                      $0.70   $1.35   $1.14   $1.06      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  39      61     150      25      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period                $1.70   $1.64   $1.41   $1.37   $1.24   $0.95   $1.00
Accumulation unit value at end of period                      $1.00   $1.70   $1.64   $1.41   $1.37   $1.24   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 374     658     767     893     671     320       7
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (11/07/2002)
Accumulation unit value at beginning of period                $2.90   $2.78   $2.07   $1.80   $1.45   $1.02   $1.00
Accumulation unit value at end of period                      $1.34   $2.90   $2.78   $2.07   $1.80   $1.45   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,769   1,761   1,895   1,469     792     354      21
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
-------------------------------------------------------------------------------------------------------------------



88 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                $2.21   $1.90   $1.53   $1.37   $1.21   $0.98   $1.00
Accumulation unit value at end of period                      $1.21   $2.21   $1.90   $1.53   $1.37   $1.21   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 116     159     238     287     242      72      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 768   1,102      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                $1.18   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                      $0.68   $1.18   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 136     159   1,283     301      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                $1.63   $1.73   $1.48   $1.42   $1.26   $0.99   $1.00
Accumulation unit value at end of period                      $1.18   $1.63   $1.73   $1.48   $1.42   $1.26   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 658   1,255   1,765   1,974     888     297      29
-------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/07/2002)
Accumulation unit value at beginning of period                $1.38   $1.36   $1.26   $1.21   $1.13   $0.95   $1.00
Accumulation unit value at end of period                      $0.94   $1.38   $1.36   $1.26   $1.21   $1.13   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  33      36      74     181     192       6      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                $1.08   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.80   $1.08   $1.07      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 262     385     500      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                $1.19   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.71   $1.19   $1.02      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               3,709   2,790   2,140      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                $1.26   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.64   $1.26   $1.07      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 214     178     960      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                $1.13   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.74   $1.13   $0.97      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 281     235   1,052      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.75   $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,888   2,239   2,644      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.67   $1.47   $1.21   $1.05   $1.00      --      --
Accumulation unit value at end of period                      $0.97   $1.67   $1.47   $1.21   $1.05      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 187     332     522     458      17      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.20   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.68   $1.20   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               3,810   3,538   3,713      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.62   $1.47   $1.31   $1.23   $1.18   $0.97   $1.00
Accumulation unit value at end of period                      $0.93   $1.62   $1.47   $1.31   $1.23   $1.18   $0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,260   1,786   2,167   2,418   1,811     806      37
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $2.50   $2.19   $1.97   $1.69   $1.37   $1.00   $1.00
Accumulation unit value at end of period                      $1.50   $2.50   $2.19   $1.97   $1.69   $1.37   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,138   2,477   3,028   2,674   1,897     567      17
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $2.39   $2.06   $1.77   $1.50   $1.34   $0.94   $1.00
Accumulation unit value at end of period                      $1.32   $2.39   $2.06   $1.77   $1.50   $1.34   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 268     420     513     557     419     104      17
-------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  89

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.87   $2.39   $2.00   $1.78   $1.37   $1.02   $1.00
Accumulation unit value at end of period                      $1.07   $1.87   $2.39   $2.00   $1.78   $1.37   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 391     524     800     981     673     256      15
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.93   $2.00   $1.72   $1.60   $1.31   $1.00   $1.00
Accumulation unit value at end of period                      $1.28   $1.93   $2.00   $1.72   $1.60   $1.31   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 356     512     911     737     370     224      13
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.80   $1.76   $1.50   $1.37   $1.23   $0.99   $1.00
Accumulation unit value at end of period                      $1.12   $1.80   $1.76   $1.50   $1.37   $1.23   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,046   1,559   1,733   1,384   1,109     402      30
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                $2.04   $2.00   $1.73   $1.55   $1.25   $0.98   $1.00
Accumulation unit value at end of period                      $1.27   $2.04   $2.00   $1.73   $1.55   $1.25   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 869   1,520   2,091   2,234     965     307      29
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.58   $1.62   $1.45   $1.38   $1.21   $0.94   $1.00
Accumulation unit value at end of period                      $0.98   $1.58   $1.62   $1.45   $1.38   $1.21   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 610     883   1,109   1,210     276     110      11
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               3,505   2,828      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (11/07/2002)
Accumulation unit value at beginning of period                $2.09   $1.90   $1.57   $1.43   $1.26   $0.99   $1.00
Accumulation unit value at end of period                      $1.30   $2.09   $1.90   $1.57   $1.43   $1.26   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 236     285     383     462     227     105       4
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
-------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period                $1.02   $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.60   $1.02      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --       1      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                $1.46   $1.33   $1.25   $1.22   $1.13   $0.93   $1.00
Accumulation unit value at end of period                      $0.91   $1.46   $1.33   $1.25   $1.22   $1.13   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 285     304     340     345     195     179       4
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                $1.56   $1.54   $1.37   $1.32   $1.26   $0.95   $1.00
Accumulation unit value at end of period                      $0.93   $1.56   $1.54   $1.37   $1.32   $1.26   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 110     127     178     246     249     156       3
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (11/15/2004)
Accumulation unit value at beginning of period                $1.18   $1.15   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period                      $0.91   $1.18   $1.15   $1.04   $1.02      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 179     186     178     195      --      --      --
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                $3.25   $2.57   $1.98   $1.72   $1.34   $1.02   $1.00
Accumulation unit value at end of period                      $2.00   $3.25   $2.57   $1.98   $1.72   $1.34   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 307     355     578     450     130      40      --
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                $1.07   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.56   $1.07   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,086   1,105   1,042      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.48   $1.40   $1.21   $1.07   $1.00      --      --
Accumulation unit value at end of period                      $0.87   $1.48   $1.40   $1.21   $1.07      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 664     841     790     465      --      --      --
-------------------------------------------------------------------------------------------------------------------



90 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.26   $1.29   $1.14   $1.05   $1.00      --      --
Accumulation unit value at end of period                      $0.77   $1.26   $1.29   $1.14   $1.05      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  99     173      85      82      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.19   $1.10   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period                      $1.01   $1.19   $1.10   $1.04   $1.02      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               5,965   6,507   4,804   2,295       2      --      --
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                $1.11   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.93   $1.11   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               3,613   3,179   3,380      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/07/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $1.33   $1.35   $1.32   $1.18   $1.11   $0.95   $1.00
Accumulation unit value at end of period                      $1.09   $1.33   $1.35   $1.32   $1.18   $1.11   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 228     287     405     586     510     324      10
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                $2.19   $2.04   $1.61   $1.45   $1.26   $0.99   $1.00
Accumulation unit value at end of period                      $1.21   $2.19   $2.04   $1.61   $1.45   $1.26   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 180     244     229     273     270     236      13
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.72   $1.68   $1.61   $1.45   $1.23   $0.93   $1.00
Accumulation unit value at end of period                      $0.93   $1.72   $1.68   $1.61   $1.45   $1.23   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  24      18       5       6       1      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.71      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.84      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  18      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.76      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  12      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.73      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  80      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.79      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  40      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period                $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.68   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,731   2,168   2,674      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.25   $1.19   $1.04   $1.04   $1.00      --      --
Accumulation unit value at end of period                      $0.78   $1.25   $1.19   $1.04   $1.04      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  47      59      63      54      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.90   $2.02   $1.69   $1.62   $1.36   $1.00   $1.00
Accumulation unit value at end of period                      $1.29   $1.90   $2.02   $1.69   $1.62   $1.36   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,763   1,674   1,021     937     460     220      20
-------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  91

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (11/07/2002)
Accumulation unit value at beginning of period                $1.46   $1.45   $1.28   $1.25   $1.15   $0.96   $1.00
Accumulation unit value at end of period                      $1.02   $1.46   $1.45   $1.28   $1.25   $1.15   $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 172     552     222     183      82      38      --
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/07/2002)
Accumulation unit value at beginning of period                $1.08   $1.04   $1.01   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period                      $1.10   $1.08   $1.04   $1.01   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,741   1,930   1,762   1,751   2,006     888     132
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31,
  2008 were (0.08%) and (0.08%), respectively.
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.19   $1.14   $1.10   $1.09   $1.05   $1.02   $1.00
Accumulation unit value at end of period                      $1.10   $1.19   $1.14   $1.10   $1.09   $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                               8,752   9,526   8,383   3,535   1,139     622       3
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/07/2002)
Accumulation unit value at beginning of period                $2.32   $2.17   $1.83   $1.63   $1.39   $1.00   $1.00
Accumulation unit value at end of period                      $1.37   $2.32   $2.17   $1.83   $1.63   $1.39   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               3,962   4,062   4,317   2,866   1,676     227      10
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (11/07/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                $1.51   $1.49   $1.30   $1.24   $1.18   $0.93   $1.00
Accumulation unit value at end of period                      $0.87   $1.51   $1.49   $1.30   $1.24   $1.18   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 954   1,243   1,440   1,293     138      28      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.34   $1.26   $1.19   $1.27   $1.16   $1.04   $1.00
Accumulation unit value at end of period                      $1.32   $1.34   $1.26   $1.19   $1.27   $1.16   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,482   3,061   2,526   1,503     737     253       7
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.11   $1.04   $1.03   $1.02   $1.00      --      --
Accumulation unit value at end of period                      $1.10   $1.11   $1.04   $1.03   $1.02      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,228   2,807   3,435   1,777      71      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.60   $1.59   $1.45   $1.41   $1.28   $1.03   $1.00
Accumulation unit value at end of period                      $1.19   $1.60   $1.59   $1.45   $1.41   $1.28   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 821   1,358   1,921   2,181   1,934     936      15
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.12   $1.10   $1.03   $1.01   $1.00      --      --
Accumulation unit value at end of period                      $0.90   $1.12   $1.10   $1.03   $1.01      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,894   2,076   2,349     446      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.57   $1.39   $1.41   $1.29   $1.19   $0.98   $1.00
Accumulation unit value at end of period                      $0.86   $1.57   $1.39   $1.41   $1.29   $1.19   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 104     146     210     346     387     142       7
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period                $1.48   $1.36   $1.19   $1.00      --      --      --
Accumulation unit value at end of period                      $0.81   $1.48   $1.36   $1.19      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 751     813   1,468      52      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.61   $1.55   $1.36   $1.31   $1.20   $0.95   $1.00
Accumulation unit value at end of period                      $1.00   $1.61   $1.55   $1.36   $1.31   $1.20   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 419     885   1,065   1,178     842     212      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.08   $1.04   $1.01   $1.00   $1.01   $1.00   $1.00
Accumulation unit value at end of period                      $1.04   $1.08   $1.04   $1.01   $1.00   $1.01   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 972   1,041   1,265   1,585   1,420     839     137
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (11/07/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                $1.46   $1.44   $1.31   $1.21   $1.13   $0.94   $1.00
Accumulation unit value at end of period                      $0.81   $1.46   $1.44   $1.31   $1.21   $1.13   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 472     759     973   1,167     595     309      22
-------------------------------------------------------------------------------------------------------------------



92 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                $1.24   $1.26   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period                      $0.74   $1.24   $1.26   $1.07   $1.03      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  10      29      43      10      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (11/07/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                $1.82   $1.92   $1.74   $1.68   $1.43   $0.98   $1.00
Accumulation unit value at end of period                      $1.11   $1.82   $1.92   $1.74   $1.68   $1.43   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 136     170     325     350     369      76       8
-------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/07/2002)
Accumulation unit value at beginning of period                $4.14   $3.03   $2.28   $1.72   $1.40   $1.01   $1.00
Accumulation unit value at end of period                      $1.90   $4.14   $3.03   $2.28   $1.72   $1.40   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 809     593     539     605      83      23      --
-------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/07/2002)
Accumulation unit value at beginning of period                $2.23   $2.00   $1.63   $1.44   $1.24   $0.98   $1.00
Accumulation unit value at end of period                      $1.32   $2.23   $2.00   $1.63   $1.44   $1.24   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 168     334     354     322     126      43      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.18   $1.22   $1.06   $1.03   $1.00      --      --
Accumulation unit value at end of period                      $0.75   $1.18   $1.22   $1.06   $1.03      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,880   3,061   3,791   2,436      44      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.11   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.61   $1.11   $1.22      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 962     485     846      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.20   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.63   $1.20   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 114     140     648      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/07/2002)
Accumulation unit value at beginning of period                $3.65   $3.17   $2.34   $1.94   $1.51   $1.02   $1.00
Accumulation unit value at end of period                      $1.97   $3.65   $3.17   $2.34   $1.94   $1.51   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 926   1,054   1,256   1,045     444     199      12
-------------------------------------------------------------------------------------------------------------------
WANGER USA (11/07/2002)
Accumulation unit value at beginning of period                $2.03   $1.94   $1.82   $1.65   $1.41   $0.99   $1.00
Accumulation unit value at end of period                      $1.21   $2.03   $1.94   $1.82   $1.65   $1.41   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,638   2,304   2,492   2,374   1,263     501      46
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.86   $1.76   $1.59   $1.49   $1.27   $0.94   $1.00
Accumulation unit value at end of period                      $1.10   $1.86   $1.76   $1.59   $1.49   $1.27   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  43      49      76     145     157     151      --
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                $2.19   $1.94   $1.60   $1.52   $1.35   $0.96   $1.00
Accumulation unit value at end of period                      $1.27   $2.19   $1.94   $1.60   $1.52   $1.35   $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 100     135     185     144     141      18      --
-------------------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.55   $1.40   $1.34   $1.25   $1.19   $0.93   $1.00
Accumulation unit value at end of period                      $0.88   $1.55   $1.40   $1.34   $1.25   $1.19   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 509     601     651     846     175      38      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/07/2002)
Accumulation unit value at beginning of period                $2.01   $1.84   $1.60   $1.49   $1.30   $0.98   $1.00
Accumulation unit value at end of period                      $1.05   $2.01   $1.84   $1.60   $1.49   $1.30   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  58     111     140     150      89      21      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.22   $1.58   $1.37   $1.31   $1.22   $0.96   $1.00
Accumulation unit value at end of period                      $0.49   $1.22   $1.58   $1.37   $1.31   $1.22   $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  14      26      41      25      30      34      --
-------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  93

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.13   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.79   $1.13   $1.02      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  28      38     300      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (11/01/2005)
Accumulation unit value at beginning of period                $1.56   $1.38   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                      $0.92   $1.56   $1.38   $1.09      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 765     403       4      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AIM V.I. TECHNOLOGY FUND, SERIES I SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.60   $1.50   $1.38   $1.36   $1.32   $0.92   $1.00
Accumulation unit value at end of period                      $0.88   $1.60   $1.50   $1.38   $1.36   $1.32   $0.92
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  55      58      66     121      17       6      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (11/01/2005)
Accumulation unit value at beginning of period                $1.34   $1.13   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                      $0.70   $1.34   $1.13   $1.06      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  25      26      87      18      --      --      --
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/07/2002)
Accumulation unit value at beginning of period                $1.68   $1.62   $1.41   $1.36   $1.24   $0.95   $1.00
Accumulation unit value at end of period                      $0.99   $1.68   $1.62   $1.41   $1.36   $1.24   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 351     534     623     698     566     228       3
-------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (11/07/2002)
Accumulation unit value at beginning of period                $2.87   $2.75   $2.06   $1.79   $1.45   $1.02   $1.00
Accumulation unit value at end of period                      $1.33   $2.87   $2.75   $2.06   $1.79   $1.45   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,147   1,421   1,520   1,016     393     168       3
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                $2.17   $1.87   $1.51   $1.35   $1.19   $0.98   $1.00
Accumulation unit value at end of period                      $1.18   $2.17   $1.87   $1.51   $1.35   $1.19   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 217     269     158     185     132      42      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                $0.90   $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.67   $0.90      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 398     560      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/01/2005)
Accumulation unit value at beginning of period                $1.18   $0.99   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                      $0.68   $1.18   $0.99   $1.04      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 118      42     664     109      --      --      --
-------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/07/2002)
Accumulation unit value at beginning of period                $1.61   $1.72   $1.47   $1.42   $1.26   $0.99   $1.00
Accumulation unit value at end of period                      $1.16   $1.61   $1.72   $1.47   $1.42   $1.26   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 569   1,164   1,347   1,479     981     305      --
-------------------------------------------------------------------------------------------------------------------
CALVERT VARIABLE SERIES, INC. SOCIAL BALANCED PORTFOLIO (11/07/2002)
Accumulation unit value at beginning of period                $1.37   $1.35   $1.26   $1.20   $1.12   $0.95   $1.00
Accumulation unit value at end of period                      $0.93   $1.37   $1.35   $1.26   $1.20   $1.12   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 306     291     288     144     101       6      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                $1.07   $1.07   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.80   $1.07   $1.07      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 362     607     689      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2006)
Accumulation unit value at beginning of period                $1.18   $1.02   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.71   $1.18   $1.02      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,024   1,539   1,164      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2006)
Accumulation unit value at beginning of period                $1.26   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.64   $1.26   $1.06      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 279     232     549      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2006)
Accumulation unit value at beginning of period                $1.12   $0.97   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.73   $1.12   $0.97      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 167      44     479      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



94 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2006)
Accumulation unit value at beginning of period                $1.03   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.74   $1.03   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,127   1,335   1,077      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                $1.66   $1.46   $1.21   $1.05   $1.00      --      --
Accumulation unit value at end of period                      $0.96   $1.66   $1.46   $1.21   $1.05      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 119     201     226     211      16      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (05/01/2006)
Accumulation unit value at beginning of period                $1.19   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.68   $1.19   $1.03      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,566   2,154   2,206      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH & INCOME PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.61   $1.45   $1.30   $1.23   $1.18   $0.97   $1.00
Accumulation unit value at end of period                      $0.92   $1.61   $1.45   $1.30   $1.23   $1.18   $0.97
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 976   1,343   1,937   2,066   1,461     559      14
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $2.48   $2.17   $1.96   $1.68   $1.36   $1.00   $1.00
Accumulation unit value at end of period                      $1.48   $2.48   $2.17   $1.96   $1.68   $1.36   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,496   1,756   2,082   1,937   1,292     500      11
-------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $2.36   $2.04   $1.75   $1.49   $1.33   $0.94   $1.00
Accumulation unit value at end of period                      $1.31   $2.36   $2.04   $1.75   $1.49   $1.33   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 286     425     456     397     294      90       2
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.85   $2.37   $1.99   $1.77   $1.36   $1.02   $1.00
Accumulation unit value at end of period                      $1.05   $1.85   $2.37   $1.99   $1.77   $1.36   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 340     514     653     812     732     435      16
-------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.91   $1.98   $1.71   $1.59   $1.30   $1.00   $1.00
Accumulation unit value at end of period                      $1.26   $1.91   $1.98   $1.71   $1.59   $1.30   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 208     507     672     451     208     101       4
-------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/07/2002)
Accumulation unit value at beginning of period                $1.78   $1.74   $1.49   $1.36   $1.23   $0.99   $1.00
Accumulation unit value at end of period                      $1.11   $1.78   $1.74   $1.49   $1.36   $1.23   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 629     956   1,045     825     780     330      18
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                $2.02   $1.98   $1.72   $1.55   $1.24   $0.98   $1.00
Accumulation unit value at end of period                      $1.25   $2.02   $1.98   $1.72   $1.55   $1.24   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 646   1,282   1,607   1,641     806     272      14
-------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.56   $1.61   $1.44   $1.37   $1.21   $0.94   $1.00
Accumulation unit value at end of period                      $0.97   $1.56   $1.61   $1.44   $1.37   $1.21   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 472     629     670     764     137      59       6
-------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                $1.06   $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.63   $1.06      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,885   1,445      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT INTERNATIONAL EQUITY PORTFOLIO - SERVICE SHARES* (11/07/2002)
Accumulation unit value at beginning of period                $2.06   $1.89   $1.56   $1.42   $1.25   $0.99   $1.00
Accumulation unit value at end of period                      $1.28   $2.06   $1.89   $1.56   $1.42   $1.25   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 172     282     406     425     178     131      --
*Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio - Service Shares was substituted with
  AllianceBernstein VPS International Value Portfolio (Class B).
-------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period                $1.02   $1.00      --      --      --      --      --
Accumulation unit value at end of period                      $0.59   $1.02      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   1       1      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  95

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                $1.45   $1.32   $1.25   $1.21   $1.12   $0.93   $1.00
Accumulation unit value at end of period                      $0.90   $1.45   $1.32   $1.25   $1.21   $1.12   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  95     193     311     340     193     177      --
-------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                $1.54   $1.52   $1.37   $1.32   $1.25   $0.95   $1.00
Accumulation unit value at end of period                      $0.92   $1.54   $1.52   $1.37   $1.32   $1.25   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  85     180     243     288     231     178       1
-------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (11/15/2004)
Accumulation unit value at beginning of period                $1.18   $1.14   $1.04   $1.02   $1.00      --      --
Accumulation unit value at end of period                      $0.90   $1.18   $1.14   $1.04   $1.02      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 435     536     521     390       8      --      --
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
-------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/07/2002)
Accumulation unit value at beginning of period                $3.29   $2.61   $2.02   $1.75   $1.37   $1.02   $1.00
Accumulation unit value at end of period                      $2.02   $3.29   $2.61   $2.02   $1.75   $1.37   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 206     303     338     298     160      84      --
-------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (05/01/2006)
Accumulation unit value at beginning of period                $1.06   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.56   $1.06   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 604     584     558      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.47   $1.40   $1.21   $1.07   $1.00      --      --
Accumulation unit value at end of period                      $0.86   $1.47   $1.40   $1.21   $1.07      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 448     554     612     479       2      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.25   $1.28   $1.13   $1.05   $1.00      --      --
Accumulation unit value at end of period                      $0.77   $1.25   $1.28   $1.13   $1.05      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 158     355     385     192      --      --      --
-------------------------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.19   $1.10   $1.03   $1.02   $1.00      --      --
Accumulation unit value at end of period                      $1.00   $1.19   $1.10   $1.03   $1.02      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               4,296   4,132   3,060   1,589      20      --      --
-------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2006)
Accumulation unit value at beginning of period                $1.11   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.92   $1.11   $1.04      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,046   1,725   1,792      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/07/2002)
(PREVIOUSLY PUTNAM VT HEALTH SCIENCES FUND - CLASS IB SHARES)
Accumulation unit value at beginning of period                $1.31   $1.34   $1.32   $1.18   $1.11   $0.95   $1.00
Accumulation unit value at end of period                      $1.08   $1.31   $1.34   $1.32   $1.18   $1.11   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  62      93     177     190     144      68      --
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                $2.17   $2.02   $1.60   $1.45   $1.26   $0.99   $1.00
Accumulation unit value at end of period                      $1.20   $2.17   $2.02   $1.60   $1.45   $1.26   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  42      92     102     135     136      73      15
-------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/07/2002)
Accumulation unit value at beginning of period                $1.71   $1.66   $1.60   $1.44   $1.23   $0.93   $1.00
Accumulation unit value at end of period                      $0.92   $1.71   $1.66   $1.60   $1.44   $1.23   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   2       4      24      29      24      25      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.71      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.84      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 255      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------



96 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.76      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  53      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.73      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   4      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                $1.00      --      --      --      --      --      --
Accumulation unit value at end of period                      $0.79      --      --      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (05/01/2006)
Accumulation unit value at beginning of period                $1.11   $1.08   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.67   $1.11   $1.08      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,501   1,117   1,336      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.24   $1.18   $1.03   $1.04   $1.00      --      --
Accumulation unit value at end of period                      $0.78   $1.24   $1.18   $1.03   $1.04      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  10      12      20      16      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.88   $2.00   $1.68   $1.61   $1.36   $1.00   $1.00
Accumulation unit value at end of period                      $1.27   $1.88   $2.00   $1.68   $1.61   $1.36   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,068     982     774     738     348     180       1
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (11/07/2002)
Accumulation unit value at beginning of period                $1.45   $1.44   $1.27   $1.24   $1.15   $0.96   $1.00
Accumulation unit value at end of period                      $1.00   $1.45   $1.44   $1.27   $1.24   $1.15   $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 162     485     198     150     125     108       3
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable
  Portfolio - Balanced Fund.
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (11/07/2002)
Accumulation unit value at beginning of period                $1.07   $1.03   $1.00   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period                      $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                               3,444   2,303   1,986   1,666   1,123     515     105
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec. 31,
  2008 were (0.31%) and (0.31%), respectively.
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.17   $1.13   $1.10   $1.09   $1.05   $1.02   $1.00
Accumulation unit value at end of period                      $1.09   $1.17   $1.13   $1.10   $1.09   $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                               6,022   6,003   5,478   2,694   1,596     573      25
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (11/07/2002)
Accumulation unit value at beginning of period                $2.30   $2.15   $1.82   $1.62   $1.39   $0.99   $1.00
Accumulation unit value at end of period                      $1.35   $2.30   $2.15   $1.82   $1.62   $1.39   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,867   3,181   3,601   2,375   1,384     191       3
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (11/07/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                $1.50   $1.48   $1.30   $1.24   $1.18   $0.93   $1.00
Accumulation unit value at end of period                      $0.86   $1.50   $1.48   $1.30   $1.24   $1.18   $0.93
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 602     779     865     862      62      38      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.33   $1.25   $1.19   $1.26   $1.16   $1.04   $1.00
Accumulation unit value at end of period                      $1.31   $1.33   $1.25   $1.19   $1.26   $1.16   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,093   2,465   2,116   1,478     737     198       7
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.10   $1.03   $1.03   $1.02   $1.00      --      --
Accumulation unit value at end of period                      $1.09   $1.10   $1.03   $1.03   $1.02      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,805   1,833   2,120   1,111       5      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.59   $1.58   $1.44   $1.40   $1.27   $1.03   $1.00
Accumulation unit value at end of period                      $1.17   $1.59   $1.58   $1.44   $1.40   $1.27   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 818   1,579   2,004   2,130   1,810     993      10
-------------------------------------------------------------------------------------------------------------------



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  97

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (11/15/2004)
Accumulation unit value at beginning of period                $1.11   $1.10   $1.03   $1.01   $1.00      --      --
Accumulation unit value at end of period                      $0.89   $1.11   $1.10   $1.03   $1.01      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,098   1,103   1,257     283      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.55   $1.38   $1.40   $1.28   $1.19   $0.98   $1.00
Accumulation unit value at end of period                      $0.84   $1.55   $1.38   $1.40   $1.28   $1.19   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  43      57      59      77      52      36       5
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (05/02/2005)
Accumulation unit value at beginning of period                $1.47   $1.35   $1.19   $1.00      --      --      --
Accumulation unit value at end of period                      $0.80   $1.47   $1.35   $1.19      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 454     618   1,132     111      --      --      --
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.60   $1.54   $1.35   $1.31   $1.20   $0.95   $1.00
Accumulation unit value at end of period                      $0.99   $1.60   $1.54   $1.35   $1.31   $1.20   $0.95
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 417     691     735     940     788     372       8
-------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.07   $1.03   $1.00   $1.00   $1.00   $1.00   $1.00
Accumulation unit value at end of period                      $1.03   $1.07   $1.03   $1.00   $1.00   $1.00   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 738     720     991   1,237   1,102     552      25
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (11/07/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                $1.45   $1.42   $1.30   $1.21   $1.13   $0.94   $1.00
Accumulation unit value at end of period                      $0.80   $1.45   $1.42   $1.30   $1.21   $1.13   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 279     440     531     660     196     120      --
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                $1.23   $1.25   $1.07   $1.03   $1.00      --      --
Accumulation unit value at end of period                      $0.74   $1.23   $1.25   $1.07   $1.03      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                   5      14      29      15       2      --      --
-------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (11/07/2002)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                $1.81   $1.91   $1.73   $1.67   $1.43   $0.98   $1.00
Accumulation unit value at end of period                      $1.10   $1.81   $1.91   $1.73   $1.67   $1.43   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  92     224     337     453     415     117       4
-------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (11/07/2002)
Accumulation unit value at beginning of period                $4.09   $3.00   $2.27   $1.72   $1.40   $1.01   $1.00
Accumulation unit value at end of period                      $1.87   $4.09   $3.00   $2.27   $1.72   $1.40   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 536     403     381     339     128      11      --
-------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (11/07/2002)
Accumulation unit value at beginning of period                $2.21   $1.98   $1.62   $1.44   $1.24   $0.98   $1.00
Accumulation unit value at end of period                      $1.30   $2.21   $1.98   $1.62   $1.44   $1.24   $0.98
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 127     200     243     237      85       6      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period                $1.17   $1.22   $1.06   $1.03   $1.00      --      --
Accumulation unit value at end of period                      $0.74   $1.17   $1.22   $1.06   $1.03      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                               2,030   2,124   2,626   1,753      11      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.10   $1.22   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.61   $1.10   $1.22      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 540     236     443      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2006)
Accumulation unit value at beginning of period                $1.19   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                      $0.63   $1.19   $0.99      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 146      78     353      --      --      --      --
-------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/07/2002)
Accumulation unit value at beginning of period                $3.62   $3.15   $2.32   $1.93   $1.50   $1.02   $1.00
Accumulation unit value at end of period                      $1.94   $3.62   $3.15   $2.32   $1.93   $1.50   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 648     846     949     906     460     221      --
-------------------------------------------------------------------------------------------------------------------



98 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                            2008    2007    2006    2005    2004    2003    2002
-------------------------------------------------------------------------------------------------------------------
WANGER USA (11/07/2002)
Accumulation unit value at beginning of period                $2.01   $1.93   $1.81   $1.64   $1.41   $0.99   $1.00
Accumulation unit value at end of period                      $1.20   $2.01   $1.93   $1.81   $1.64   $1.41   $0.99
Number of accumulation units outstanding at end of period
  (000 omitted)                                               1,256   1,812   1,951   1,792   1,263     778      19
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (11/07/2002)
Accumulation unit value at beginning of period                $1.84   $1.75   $1.58   $1.48   $1.27   $0.94   $1.00
Accumulation unit value at end of period                      $1.09   $1.84   $1.75   $1.58   $1.48   $1.27   $0.94
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  39      42      48     155     153     164       1
-------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (11/07/2002)
Accumulation unit value at beginning of period                $2.16   $1.93   $1.59   $1.51   $1.34   $0.96   $1.00
Accumulation unit value at end of period                      $1.25   $2.16   $1.93   $1.59   $1.51   $1.34   $0.96
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 147     127     116     136     124      58      --
-------------------------------------------------------------------------------------------------------------------





RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                   VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  99

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2008...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Financial Statements





100 RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS VARIABLE ANNUITY - NEW YORK -- PROSPECTUS

                       THIS PAGE LEFT BLANK INTENTIONALLY



RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS/RETIREMENT ADVISOR SELECT PLUS
                                  VARIABLE ANNUITY - NEW YORK -- PROSPECTUS  101

(RIVERSOURCE INSURANCE LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

1 (800) 541-2251


RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of New York,
                                Albany, New York.
     Both companies are affiliated with Ameriprise Financial Services, Inc. Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.


      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved.


S-6362 J (5/09)

PROSPECTUS


MAY 1, 2009


RIVERSOURCE

RETIREMENT ADVISOR 4 ADVANTAGE(R) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 SELECT(R) VARIABLE ANNUITY
RETIREMENT ADVISOR 4 ACCESS(R) VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PREMIUM DEFERRED COMBINATION FIXED/VARIABLE ANNUITIES

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            Albany, NY 12203
            Telephone: (800) 541-2251
            ameriprise.com/variableannuities
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

This prospectus contains information that you should know before investing in the RiverSource Retirement Advisor 4 Advantage Variable Annuity (RAVA 4 Advantage), the RiverSource Retirement Advisor 4 Select Variable Annuity (RAVA 4 Select), or the RiverSource Retirement Advisor 4 Access Variable Annuity (RAVA 4 Access). The information in this prospectus applies to all contracts unless stated otherwise.

Prospectuses are also available for:


- AIM Variable Insurance Funds


- AllianceBernstein Variable Products Series Fund, Inc.


- American Century Variable Portfolios, Inc.


- Columbia Funds Variable Insurance Trust


- Credit Suisse Trust


- Dreyfus Variable Investment Trust


- Eaton Vance Variable Trust


- Evergreen Variable Annuity Trust


- Fidelity(R) Variable Insurance Products - Service Class 2


- Franklin(R) Templeton(R) Variable Insurance Products Trust (FTVIPT) - Class 2


- Goldman Sachs Variable Insurance Trust (VIT)


- Janus Aspen Series: Service Shares


- Legg Mason Variable Portfolios I, Inc.


- MFS(R) Variable Insurance Trust(SM)


- Neuberger Berman Advisers Management Trust


- Oppenheimer Variable Account Funds - Service


- PIMCO Variable Investment Trust (VIT)


- RiverSource Variable Series Trust (RVST)


- The Universal Institutional Funds, Inc.
  Van Kampen Life Investment Trust


- Wanger Advisors Trust


- Wells Fargo Variable Trust


Please read the prospectuses carefully and keep them for future reference.

The contracts provide for purchase payment credits which we may reverse under certain circumstances. Expenses may be higher and surrender charges may be higher and longer for contracts with purchase payment credits than for contracts without such credits. The amount of the credit may be more than offset by additional charges associated with the credit.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your financial advisor about the contract features, benefits, risks and fees, and whether the contract is appropriate for you, based upon your financial situation and objectives.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 1

This prospectus provides a general description of the contract. Your actual contract and any riders or endorsements are the controlling documents. RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.

RiverSource Life of NY offers several different annuities which your financial advisor may or may not be authorized to offer to you. Each annuity has different features and benefits that may be appropriate for you based on your financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we and our affiliates issue. You should ask your financial advisor about his or her ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus).

TABLE OF CONTENTS



KEY TERMS...................................    3
THE CONTRACT IN BRIEF.......................    6
EXPENSE SUMMARY.............................    8
CONDENSED FINANCIAL INFORMATION.............   14
FINANCIAL STATEMENTS........................   14
THE VARIABLE ACCOUNT AND THE FUNDS..........   14
THE FIXED ACCOUNT...........................   16
BUYING YOUR CONTRACT........................   17
CHARGES.....................................   20
VALUING YOUR INVESTMENT.....................   26
MAKING THE MOST OF YOUR CONTRACT............   27
SURRENDERS..................................   36
TSA -- SPECIAL PROVISIONS...................   37
CHANGING OWNERSHIP..........................   37
BENEFITS IN CASE OF DEATH -- STANDARD DEATH
  BENEFIT...................................   38
OPTIONAL BENEFITS...........................   40
OPTIONAL LIVING BENEFITS....................   42
THE ANNUITY PAYOUT PERIOD...................   57
TAXES.......................................   59
VOTING RIGHTS...............................   62
SUBSTITUTION OF INVESTMENTS.................   63
ABOUT THE SERVICE PROVIDERS.................   63
APPENDIX A: THE FUNDS.......................   66
APPENDIX B: EXAMPLE -- SURRENDER CHARGES....   74
APPENDIX C: EXAMPLE -- OPTIONAL DEATH
  BENEFITS..................................   78
APPENDIX D: EXAMPLE -- OPTIONAL LIVING
  BENEFITS..................................   80
APPENDIX E: EXAMPLE -- ADDITIONAL RMD
  DISCLOSURE................................   85
APPENDIX F: GUARANTOR WITHDRAWAL BENEFIT FOR
  LIFE RIDER DISCLOSURE.....................   87
APPENDIX G: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................   99
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  133






 2 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT: The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RATE: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. The standard assumed investment rate we use is 5% but you may request we substitute an assumed investment rate of 3.5%.

BAND 3 ANNUITIES: RAVA 4 Advantage and RAVA 4 Select contracts that are available for:

- current or retired employees of Ameriprise Financial, Inc. or its subsidiaries and their spouses or domestic partners (employees),

- current or retired Ameriprise financial advisors and their spouses or domestic partners (advisors), or

- individuals investing an initial purchase payment of $1 million or more, with our approval (other individuals).

BENEFICIARY: The person you designate to receive benefits in case of your death while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS: Investment options under your contract. Unless an asset allocation program is in effect, you may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.


GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.


GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (ACCUMULATION BENEFIT): This is an optional benefit that you can add to your contract for an additional charge. It is intended to provide you with a guaranteed contract value at the end of a specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER (GWB FOR LIFE(R)): This is an optional benefit you can add to your contract for an additional charge. It is intended to provide a guaranteed withdrawal up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. This rider requires participation in the Portfolio Navigator Asset Allocation Program. This rider is not available for RAVA 4 Access. This rider is no longer available for sale.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV) AND MAXIMUM FIVE-YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV): These are optional benefits you can add to your contract for an additional charge. Each is intended to provide additional death benefit protection in the event of fluctuating fund values. You can elect to purchase either the MAV or the 5-Year MAV, subject to certain restrictions.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 3

OWNER (YOU, YOUR): A person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. If the contract has a nonnatural person as the owner, "you, your and owner" means the annuitant where contract provisions are based on the age or life of the owner.

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM): This is an asset allocation program in which you are required to participate if you select the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource rider. If you do not select the Accumulation Benefit rider, the GWB for Life rider or the SecureSource rider, you may elect to participate in the PN program.

PURCHASE PAYMENT CREDITS: An addition we make to your contract value. We base the amount of the credit on the surrender charge schedule you elect and/or total purchase payments. Purchase payment credits are not available under RAVA 4 Access contracts.

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) under Section 408(b) of the Code

- Roth IRAs under Section 408A of the Code

- SIMPLE IRAs under Section 408(p) of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code


- Custodial and investment only accounts maintained for qualified retirement plans under Section 401(a) of the Code


- Tax-Sheltered Annuities (TSAs) under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP): This is an optional benefit that you can add to your contract for an additional charge if you are age 76 or older at contract issue that is intended to provide additional death benefit protection in the event of fluctuating fund values. ROPP is included in the standard death benefit for contract owners age 75 and under on the contract effective date at no additional cost.

RIDER: You receive a rider to your contract when you purchase the MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life and/or SecureSource rider. The rider adds the terms of the optional benefit to your contract.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.


SECURESOURCE(R) RIDERS: This is an optional benefit that you can add to your contract for an additional charge. SecureSource - Single Life covers one person. SecureSource - Joint Life covers two spouses jointly. The benefit is intended to provide guaranteed withdrawals up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin until you have recovered, at a minimum, all of your purchase payments plus any purchase payment credits. Under certain limited circumstances, it gives you the right to take limited withdrawals in each contract year until death. These riders require participation in the Portfolio Navigator Asset Allocation program. These riders are not available for RAVA 4 Access.


SETTLEMENT DATE: The date when annuity payouts are scheduled to begin.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) FIXED ACCOUNT: An account to which you may allocate new purchase payments of at least $10,000. Amounts you allocate to this account earn interest at rates that we declare periodically and will transfer into your specified subaccount allocations in six monthly transfers.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.


VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation


 4 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 5

THE CONTRACT IN BRIEF

This prospectus describes three contracts. Each contract has different expenses. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts. RAVA 4 Select has a three-year surrender charge schedule, and has lower mortality and expense risk fees than RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or a ten-year surrender charge schedule and has the lowest mortality and expense risk fees of the three contracts. RAVA 4 Advantage and RAVA 4 Select include the option to purchase living benefit riders; living benefit riders are not currently available under RAVA 4 Access. Your financial advisor can help you determine which contract is best suited to your needs based on factors such as your investment goals and how long you intend to keep your contract. The information in this prospectus applies to all contracts unless stated otherwise.

PURPOSE: The purpose of each contract is to allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. You may allocate your purchase payments to the regular fixed account, subaccounts and/or Special DCA fixed account under the contract; however, you risk losing amounts you invest in the subaccounts of the variable account. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under your contract. Beginning at a specified time in the future called the settlement date, the contract provides lifetime or other forms of payouts of your contract value (less any applicable premium tax).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:


- "Tax Free" Exchanges: It may not be advantageous for you to purchase this contract in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on this contract. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into this contract. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. You should not exchange your old contract for this contract, or buy this contract in addition to your old contract, unless you determine it is in your best interest. (See
  "Taxes -- 1035 Exchanges.")


- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required withdrawals triggered at a certain age. These mandatory withdrawals are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

- Taxes: Generally, income earned on your contract value grows tax-deferred until you make withdrawals or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and nonqualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. However, Roth IRAs may grow and be distributed tax free if you meet certain distribution requirements (see "Taxes")

- Your age: If you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a contract including any optional benefits may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

- How long you plan to keep your contract: variable annuities are not short-term liquid investments. RAVA 4 Advantage and RAVA 4 Select contracts have surrender charges. RAVA 4 Access contract does not have a surrender charge schedule, but it has a higher mortality and expense risk fee than RAVA 4 Advantage and RAVA 4 Select. All contracts offer an annuity payout plan called Annuity Payout Plan E, which imposes a surrender charge only if you elect to surrender remaining variable payouts available under Annuity Payout Plan E. (see "Annuity Payout Plans -- Plan E") Does the contract meet your current and anticipated future needs for liquidity?

- If you can afford the contract: are your annual income and assets adequate to buy the contract and any optional benefit riders you may choose?

- The fees and expenses you will pay when buying, owning and withdrawing money from this contract. (see "Charges")


 6 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- How and when you plan to take money from the contract: under current tax law, withdrawals, including withdrawals made under optional benefit riders, are taxed differently than annuity payouts. In addition, certain withdrawals may be subject to a federal income tax penalty. (see "Surrenders")

- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, this contract is not suitable for you and you should not buy it. (see "Making the Most of Your Contract -- Transferring Among Accounts")

FREE LOOK PERIOD: You may return your contract to your financial advisor or to our corporate office within the time stated on the first page of your contract. You will receive a full refund of the contract value, less the amount of any purchase payment credits. (See "Valuing Your Investment -- Purchase payment credits.") We will not deduct any other charges. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate your purchase payments among any or all of:

- the subaccounts of the variable accounts, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the settlement date will equal or exceed the total purchase payments you allocate to the subaccounts. (see "The Variable Account and the Funds")

- the regular fixed account, which earns interest at a rate that we adjust periodically. Purchase payment allocations to the regular fixed account may be subject to special restrictions. For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in the PN program model portfolio (model portfolio). (see "The Fixed Account")

- the Special DCA fixed account, when available. (see "The Fixed Account -- The Special DCA Fixed Account")

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the subaccounts until annuity payouts begin, and once per contract year after annuity payouts begin. You may establish automated transfers among the accounts. You may not transfer existing amounts to the Special DCA fixed account. Regular fixed account transfers are subject to special restrictions. (see "Making the Most of Your Contract -- Transferring Among Accounts")

SURRENDERS: You may surrender all or part of your contract value at any time before the settlement date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including an IRS penalty if you surrender prior to your reaching age 59 1/2) and may have other tax consequences; also, certain restrictions apply. (see "Surrenders")

BENEFITS IN CASE OF DEATH: If you die before annuity payouts begin, we will pay the beneficiary an amount at least equal to the contract value, except in the case of a purchase payment credit reversal. (see "Benefits in Case of Death -- Standard Death Benefit")

OPTIONAL BENEFITS: These contracts offer optional features that are available for additional charges if you meet certain criteria. Optional benefits may require the use of a PN model portfolio which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of partial surrenders that can be taken under the optional benefit during a contract year. (see "Optional Benefits")

ANNUITY PAYOUTS: You can apply your contract value to an annuity payout plan that begins on the settlement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the regular fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (see "The Annuity Payout Period")


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 7

EXPENSE SUMMARY

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT OR SURRENDER THE CONTRACT.

CONTRACT OWNER TRANSACTION EXPENSES

SURRENDER CHARGE FOR RAVA 4 ADVANTAGE

(Contingent deferred sales load as a percentage of purchase payment surrendered)

You select either a seven-year or ten-year surrender charge schedule at the time of application.

            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE
  NUMBER OF COMPLETED                            NUMBER OF COMPLETED
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH    SURRENDER CHARGE
    PURCHASE PAYMENT          PERCENTAGE           PURCHASE PAYMENT          PERCENTAGE
           0                       7%                      0                      8%
           1                       7                       1                      8
           2                       7                       2                      8
           3                       6                       3                      7
           4                       5                       4                      7
           5                       4                       5                      6
           6                       2                       6                      5
           7+                      0                       7                      4
                                                           8                      3
                                                           9                      2
                                                          10+                     0



SURRENDER CHARGE FOR RAVA 4 SELECT

(Contingent deferred sales load as a percentage of purchase payment surrendered)

                  YEARS FROM                                   SURRENDER CHARGE
                 CONTRACT DATE                                    PERCENTAGE
                       1                                               7%
                       2                                               7
                       3                                               7
                       Thereafter                                      0



SURRENDER CHARGE FOR RAVA 4 ACCESS:                                           0%

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE



                                                           Maximum: $50              Current: $30


(We will waive this $30 charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary, except at full surrender.)


 8 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ANNUAL VARIABLE ACCOUNT EXPENSES
(Total annual variable account expenses as a percentage of average daily subaccount value.)

MORTALITY AND EXPENSE RISK FEE:             RAVA 4 ADVANTAGE        RAVA 4 SELECT        RAVA 4 ACCESS
FOR NONQUALIFIED ANNUITIES                        1.05%                 1.30%                1.45%
FOR QUALIFIED ANNUITIES                            .85%                 1.10%                1.25%


OPTIONAL RIDER FEES
OPTIONAL DEATH BENEFITS
(As a percentage of the variable account contract value charged annually. This deduction will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)



ROPP RIDER FEE                                          Maximum: 0.30%              Current: 0.20%

MAV RIDER FEE                                           Maximum: 0.35%              Current: 0.25%

5-YEAR MAV RIDER FEE                                    Maximum: 0.20%              Current: 0.10%


OPTIONAL LIVING BENEFITS


ACCUMULATION BENEFIT RIDER FEE(1)                       Maximum: 2.50%              Current: 0.80%(1)



(Charged annually as a percentage of contract value or the minimum contract accumulation value, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary and on the Benefit Date. The fee applies only if you elect the optional rider.)



GWB FOR LIFE RIDER FEE                                  Maximum: 1.50%              Current: 0.65%


(Charged annually as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)



SECURESOURCE - SINGLE LIFE RIDER FEE(2)                 Maximum: 2.00%              Current: 0.90%

SECURESOURCE - JOINT LIFE RIDER FEE(2)                  Maximum: 2.00%              Current: 0.90%



(Charged annually at the contract anniversary as a percentage of contract value or the total Remaining Benefit Amount, whichever is greater. This deduction from the variable account contract value will occur on the 60th day after each contract anniversary. The fee applies only if you elect the optional rider.)


 (1)For contracts purchased prior to Jan. 26, 2009, the current charge is 0.60%.


 (2)For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%, and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 9

ANNUAL OPERATING EXPENSES OF THE FUNDS


THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2008, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE FEES AND EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS.


MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES FOR THE FUNDS (A)

(Including management fee, distribution and/or service (12b-1) fees and other expenses)



                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.55%                4.35%



(a) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an on-going basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Accounts and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.


TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                 ACQUIRED     GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER    FUND FEES AND      ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AIM V.I. Capital Appreciation Fund, Series II Shares             0.61%      0.25%    0.30%         0.01%          1.17%

AIM V.I. Capital Development Fund, Series II Shares              0.75       0.25     0.36          0.01           1.37(1)

AIM V.I. Financial Services Fund, Series II Shares               0.75       0.25     0.48          0.01           1.49(1)

AIM V.I. Global Health Care Fund, Series II Shares               0.75       0.25     0.38          0.01           1.39(1)

AIM V.I. International Growth Fund, Series II Shares             0.71       0.25     0.35          0.02           1.33(1)

AllianceBernstein VPS Global Technology Portfolio (Class B)      0.75       0.25     0.18            --           1.18

AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.07            --           0.87

AllianceBernstein VPS International Value Portfolio (Class       0.74       0.25     0.07            --           1.06
B)

AllianceBernstein VPS Large Cap Growth Portfolio (Class B)       0.75       0.25     0.09            --           1.09

American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16

American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16

American Century VP Value, Class II                              0.84       0.25     0.01            --           1.10

Columbia High Yield Fund, Variable Series, Class B               0.78       0.25     0.11            --           1.14

Columbia Marsico Growth Fund, Variable Series, Class A           0.92         --     0.04            --           0.96

Columbia Marsico International Opportunities Fund, Variable      1.02       0.25     0.12            --           1.39
Series, Class B

Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.31            --           1.06(2)

Dreyfus Variable Investment Fund International Equity            0.75       0.25     0.35            --           1.35
Portfolio, Service Shares

Eaton Vance VT Floating-Rate Income Fund                         0.58       0.25     0.37            --           1.20

Evergreen VA Fundamental Large Cap Fund - Class 2                0.61       0.25     0.19          0.01           1.06

Evergreen VA International Equity Fund - Class 2                 0.42       0.25     0.25            --           0.92

Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.10            --           0.91

Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.12            --           0.93

Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.16            --           1.12

FTVIPT Franklin Global Real Estate Securities Fund - Class       0.80       0.25     0.30            --           1.35(3)
2

FTVIPT Franklin Small Cap Value Securities Fund - Class 2        0.52       0.25     0.16          0.01           0.94(4)

FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.13            --           0.98

Goldman Sachs VIT Structured U.S. Equity                         0.65         --     0.07            --           0.72(5)
Fund - Institutional Shares

Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.02          0.01           0.92
(previously Janus Aspen Series Large Cap Growth Portfolio:
Service Shares)

Legg Mason Partners Variable Small Cap Growth Portfolio,         0.75         --     0.19            --           0.94
Class I



 10 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)



                                                                                                 ACQUIRED     GROSS TOTAL
                                                              MANAGEMENT   12B-1     OTHER    FUND FEES AND      ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

MFS(R) Investors Growth Stock Series - Service Class             0.75%      0.25%    0.10%           --%          1.10%

MFS(R) Utilities Series - Service Class                          0.72       0.25     0.09            --           1.06

Neuberger Berman Advisers Management Trust International         1.13       0.25     0.21            --           1.59(6)
Portfolio (Class S)

Neuberger Berman Advisers Management Trust Socially              0.83       0.25     0.19            --           1.27(7)
Responsive Portfolio (Class S)

Oppenheimer Global Securities Fund/VA, Service Shares            0.63       0.25     0.02            --           0.90

Oppenheimer Main Street Small Cap Fund/VA, Service Shares        0.70       0.25     0.04            --           0.99

Oppenheimer Strategic Bond Fund/VA, Service Shares               0.55       0.25     0.04          0.01           0.85(8)

Oppenheimer Value Fund/VA, Service Shares                        0.75       0.21     1.17            --           2.13(8)

PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.76           1.44(9)

RVST Disciplined Asset Allocation Portfolios - Aggressive          --       0.25     0.89          0.69           1.83(10)

RVST Disciplined Asset Allocation Portfolios - Conservative        --       0.25     0.61          0.66           1.52(10)

RVST Disciplined Asset Allocation Portfolios - Moderate            --       0.25     0.30          0.68           1.23(10)

RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.36          0.68           1.29(10)
Aggressive

RVST Disciplined Asset Allocation Portfolios - Moderately          --       0.25     0.50          0.67           1.42(10)
Conservative

RVST RiverSource Partners Variable Portfolio - Fundamental       0.77       0.13     0.16            --           1.06(11)
Value Fund

RVST RiverSource Partners Variable Portfolio - Select Value      0.89       0.13     3.33            --           4.35(11)
Fund

RVST RiverSource Partners Variable Portfolio - Small Cap         0.95       0.13     0.19          0.05           1.32(11)
Value Fund

RVST RiverSource Variable Portfolio - Balanced Fund              0.42       0.13     0.16            --           0.71

RVST RiverSource Variable Portfolio - Cash Management Fund       0.32       0.13     0.17            --           0.62

RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.15            --           0.72

RVST RiverSource Variable Portfolio - Diversified Equity         0.59       0.13     0.14            --           0.86
Income Fund

RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.15          0.02           0.74
(previously RVST RiverSource Variable Portfolio - Large Cap
Equity Fund)

RVST RiverSource Variable Portfolio - Global Bond Fund           0.66       0.13     0.18            --           0.97(11)

RVST RiverSource Variable Portfolio - Global Inflation           0.44       0.13     0.17            --           0.74(11)
Protected Securities Fund

RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59       0.13     0.17            --           0.89

RVST RiverSource Variable Portfolio - Income Opportunities       0.61       0.13     0.18            --           0.92
Fund

RVST RiverSource Variable Portfolio - Mid Cap Growth Fund        0.58       0.13     0.17            --           0.88(11)

RVST RiverSource Variable Portfolio - Mid Cap Value Fund         0.73       0.13     0.18            --           1.04

RVST RiverSource Variable Portfolio - S&P 500 Index Fund         0.22       0.13     0.19          0.01           0.55(11)

RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.18            --           0.79
Government Fund

RVST Seligman Variable Portfolio - Growth Fund                   0.45       0.13     0.17          0.04           0.79
(previously RVST RiverSource Variable Portfolio - Growth
Fund)

RVST Seligman Variable Portfolio - Larger-Cap Value Fund         0.48       0.13     0.67            --           1.28(11)
(previously RVST RiverSource Variable Portfolio - Large Cap
Value Fund)

RVST Seligman Variable Portfolio - Smaller-Cap Value Fund        0.62       0.13     0.31            --           1.06(11)
(previously RVST RiverSource Variable Portfolio - Small Cap
Advantage Fund)

RVST Threadneedle Variable Portfolio - Emerging Markets          1.15       0.13     0.33            --           1.61
Fund

RVST Threadneedle Variable Portfolio - International             0.82       0.13     0.20            --           1.15
Opportunity Fund

Van Kampen Life Investment Trust Comstock Portfolio, Class       0.56       0.25     0.04            --           0.85
II Shares

Van Kampen UIF Global Real Estate Portfolio, Class II            0.85       0.35     0.37            --           1.57(12)
Shares

Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares         0.75       0.35     0.31            --           1.41(12)

Wanger International                                             0.84         --     0.18            --           1.02

Wanger USA                                                       0.85         --     0.11            --           0.96

Wells Fargo Advantage VT Opportunity Fund                        0.73       0.25     0.20          0.04           1.22(13)

Wells Fargo Advantage VT Small Cap Growth Fund                   0.75       0.25     0.26            --           1.26(13)





   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 11

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND UNDERLYING RAVA 4 ADVANTAGE, RAVA 4 SELECT AND RAVA 4 ACCESS* (CONTINUED)
(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)




   * The Funds provided the information on their expenses and we have not independently verified the information.


  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).


 (1) The Fund's advisor has contractually agreed, through at least April 30, 2010, to waive advisory fees and/or reimburse expenses of Series II shares to the extent necessary to limit total annual expenses (subject to certain exclusions) to 1.45% of average daily net assets. In addition, the Fund's advisor has contractually agreed, through at least April 30, 2010, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees Invesco AIM receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds. After fee waivers and expense reimbursements net expenses would be 1.36% for AIM V.I. Capital Development Fund, Series II Shares, 1.45% for AIM V.I. Financial Services Fund, Series II Shares, 1.38% for AIM V.I. Global Health Care Fund, Series II Shares and 1.32% for AIM V.I. International Growth Fund, Series II Shares.


 (2) Credit Suisse fee waivers are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.


 (3) The investment manager and administrator have contractually agreed to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund is phased in over a five year period, starting on May 1, 2007, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of four years thereafter through April 30, 2012, the investment manager and administrator will receive one-fifth of the increase in the rate of fees. After fee reductions net expenses would be 1.03%.


 (4) The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent of the Fund's fees and expenses of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.93%.


 (5) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.044% of the Fund's average daily net assets. The expense reduction may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval. After expense reductions, net expenses would be 0.71%.


 (6) Neuberger Berman Management Inc. ("NBM") has undertaken through Dec. 31, 2012, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 2.00% of the average daily net asset value. NBM has also voluntarily committed to reimburse certain expenses an additional 0.50% per annum of the Portfolio's average daily net assets to maintain the Portfolio's operating expenses at 1.50%. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation. After fee waiver and expense reimbursements net expenses would be 1.53%.


 (7) Neuberger Berman Management Inc. ("NBM") has undertaken through Dec. 31, 2012, to waive fees and/or reimburse certain operating expenses, including the compensation of NBM and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.17% of the average daily net asset value. The expense limitation arrangement for the Portfolio is contractual and any excess expenses can be repaid to NBM within three years of the year incurred, provided such recoupment would not cause the Portfolio to exceed its respective limitation.


 (8) The other expenses in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year. That undertaking may be amended or withdrawn at any time. For the Fund's fiscal year ended Dec. 31, 2008, the transfer agent fees did not exceed this expense limitation. In addition, for Oppenheimer Strategic Bond Fund/VA, Service Shares, the Manager will voluntarily waive fees and/or reimburse Fund expenses in an amount equal to the acquired fund fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund LLC and Oppenheimer Master Event-Linked Bond Fund, LLC. After fee waivers and expense reimbursements, the net expenses would be 0.82% for Oppenheimer Strategic Bond Fund/VA, Service Shares. In addition, for Oppenheimer Value Fund/VA, Service Shares the Manager has voluntarily agreed to an expense waiver of any total expenses over 1.50% of average annual net assets.


 (9) PIMCO has contractually agreed through Dec. 31, 2009, to reduce its advisory fee to the extent that the acquired fund fees and expenses attributable to advisory and administrative fees exceed 0.64% of the total assets invested in the acquired funds. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit. After fee waivers and expense reimbursements, the net expenses would be 1.42%.


(10) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), will not exceed 0.41% for each of the RVST Disciplined Asset Allocation Portfolios.


(11) RiverSource Investments, LLC and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Dec. 31, 2009, unless sooner terminated at the discretion of the Fund's Board. Any amount waived will not be reimbursed by the Fund. Under this agreement, net expenses (excluding fees and expenses of acquired funds), before giving effect to any applicable performance incentive adjustment, will not exceed:
     0.99% for RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund, 1.14% for RVST RiverSource Partners Variable Portfolio - Select Value Fund, 1.20% for RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund, 0.96% for RVST RiverSource Variable Portfolio - Global Bond Fund, 0.74% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund, 1.00% for RVST RiverSource Variable
     Portfolio - Mid Cap Growth Fund, 0.53% for RVST RiverSource Variable Portfolio -- S&P 500 Index Fund, 1.04% for RVST Seligman Variable
     Portfolio - Larger-Cap Value Fund and 1.12% for RVST Seligman Variable Portfolio - Smaller-Cap Value Fund.


(12) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the net expenses incurred by investors including certain investment related expenses, was 1.40% for Van Kampen UIF Global Real Estate Portfolio, Class II Shares and 1.15% for Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares The Adviser reserves the right to terminate any waivers and/or reimbursements at any time and without notice.


(13) The adviser has contractually agreed through April 30, 2010 to waive fees and/or reimburse the expenses to the extent necessary to maintain the Fund's net operating expense ratio. After this time, the net operating expense ratio may be increased only with approval of the Board of Trustees. After fee waivers and expense reimbursements, net expenses would be 1.07% for Wells Fargo Advantage VT Opportunity Fund and 1.20% for Wells Fargo Advantage VT Small Cap Growth Fund.



 12 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES(1), VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the optional MAV and Accumulation Benefit(2), if available. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
RAVA 4 ADVANTAGE
With a ten-year
surrender charge
schedule             $1,648      $3,258      $4,657      $7,470           $848       $2,458      $3,957      $7,270
RAVA 4 ADVANTAGE
With a seven-year
surrender charge
schedule              1,548       3,158       4,457       7,270            848        2,458       3,957       7,270
RAVA 4 SELECT         1,575       3,227       4,057       7,409            875        2,527       4,057       7,409
RAVA 4 ACCESS           637       1,884       3,097       5,989            637        1,884       3,097       5,989





                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                      AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
RAVA 4 ADVANTAGE
With a ten-year
surrender charge
schedule             $1,628      $3,203      $4,577      $7,358           $828       $2,403      $3,877      $7,158
RAVA 4 ADVANTAGE
With a seven-year
surrender charge
schedule              1,528       3,103       4,377       7,158            828        2,403       3,877       7,158
RAVA 4 SELECT         1,554       3,172       3,978       7,301            854        2,472       3,978       7,301
RAVA 4 ACCESS           616       1,827       3,010       5,849            616        1,827       3,010       5,849



MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you do not select any optional benefits. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                            IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED          AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
RAVA 4 ADVANTAGE
With a ten-year
surrender charge
schedule              $967       $1,317      $1,591      $2,141           $167        $517       $  891      $1,941
RAVA 4 ADVANTAGE
With a seven-year
surrender charge
schedule               867        1,217       1,391       1,941            167         517          891       1,941
RAVA 4 SELECT          893        1,297       1,026       2,219            193         597        1,026       2,219
RAVA 4 ACCESS          211          652       1,119       2,409            211         652        1,119       2,409





                                                                              IF YOU DO NOT SURRENDER YOUR CONTRACT
                              IF YOU SURRENDER YOUR CONTRACT                 OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                        AT THE END OF THE APPLICABLE TIME PERIOD:           AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY      1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS
RAVA 4 ADVANTAGE
With a ten-year
surrender charge
schedule                $946       $1,255      $1,485      $1,919           $146        $455       $  785      $1,719
RAVA 4 ADVANTAGE
With a seven-year
surrender charge
schedule                 846        1,155       1,285       1,719            146         455          785       1,719
RAVA 4 SELECT            872        1,234         920       2,002            172         534          920       2,002
RAVA 4 ACCESS            191          590       1,015       2,196            191         590        1,015       2,196




(1) In these examples, the contract administrative charge is estimated as a .027% charge for RAVA 4 Advantage, a .032% charge for RAVA 4 Select, and .061% for RAVA 4 Access. These percentages were determined by dividing the total amount of the contract administrative charges collected during the year that are attributable to each contract by the total average net assets that are attributable to that contract.

(2) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional rider is reflected rather than the fee that is currently being charged.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 13

CONDENSED FINANCIAL INFORMATION


You can find unaudited financial information for the subaccounts in Appendix G.


We do not include any condensed financial information for subaccounts that are new and did not have any activity as of the financial statement date.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts with history in the SAI. The SAI does not include audited financial statements for subaccounts that are new and have no activity as of the financial statement date.

THE VARIABLE ACCOUNT AND THE FUNDS

THE VARIABLE ACCOUNT: The variable account was established under New York law on April 17, 1996, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.


THE FUNDS: The contracts currently offer subaccounts investing in shares of the funds. For a list of underlying funds with a summary of investment objectives, investment advisers and subadvisers, please see Appendix A.


- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund name and management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your

 14 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others; for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue including but not limited to expense payments and non-cash compensation a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.


- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by RiverSource Investments, LLC (RiverSource Investments), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds and Disciplined Asset Allocation Portfolio funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in 2008.


  Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in the contract, and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

  The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating financial advisors who sell the contracts.

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their financial advisors, and granting access to financial advisors of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and financial advisors.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 15

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by RiverSource Investments. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

THE FIXED ACCOUNT




Amounts allocated to the fixed account become part of our general account. The fixed account includes the regular fixed account and the Special DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

THE REGULAR FIXED ACCOUNT
For RAVA 4 Advantage and RAVA 4 Select, unless the PN program is in effect, you also may allocate purchase payments and purchase payment credits or transfer contract value to the regular fixed account. For RAVA 4 Access contracts, you cannot allocate purchase payments to the regular fixed account unless it is included in the PN program model portfolio you selected. The value of the regular fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb.
29). The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion. We reserve the right to limit purchase payment allocations to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the regular fixed account.)


 16 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

THE SPECIAL DCA FIXED ACCOUNT
You also may allocate purchase payments and purchase payment credits to the Special DCA fixed account, when available. The Special DCA fixed account is available for new purchase payments. The value of the Special DCA fixed account increases as we credit interest to the account. We credit and compound interest daily based on a 365-day year so as to produce the annual effective rate which we declare. We do not credit interest on leap days (Feb. 29). The interest rate we apply to each purchase payment is guaranteed for the period of time money remains in the Special DCA fixed account. (See "Making the Most of Your Contract -- Special Dollar Cost Averaging Program" for more information on the Special DCA fixed account.)

BUYING YOUR CONTRACT

You can fill out an application and send it along with your initial purchase payment to our corporate office. You may buy RAVA 4 Advantage, RAVA 4 Select or RAVA 4 Access. Each contract has different mortality and expense risk fees. RAVA 4 Access does not have surrender charges, but it has the highest mortality and expense risk fees of the three contracts; additionally, optional living benefit riders are not available under RAVA 4 Access. RAVA 4 Select has a three-year surrender charge schedule and lower mortality and expense risk fees then RAVA 4 Access. RAVA 4 Advantage offers a choice of a seven-year or ten-year surrender charge schedule and the lowest mortality and expense risk fees of the three contracts. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract if you and the annuitant are 90 or younger.

When you apply, you may select among the following:

- the regular fixed account(1), subaccounts and/or the special DCA fixed account in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- under RAVA 4 Advantage, the length of the surrender charge period (seven or ten years);

- the optional PN program;

- one of the following optional death benefits:

  - ROPP Death Benefit(2);

  - MAV Death Benefit(2);

  - 5-Year MAV Death Benefit(2); and

- under RAVA 4 Advantage and RAVA 4 Select, one of the following optional living benefits that require the use of the PN program:

  - Accumulation Benefit rider(3); or

  - SecureSource rider(3).

(1) For RAVA 4 Access contracts, you cannot select the regular fixed account unless it is included in a PN program model portfolio you selected.
(2) You may select any one of the ROPP, MAV or 5-Year MAV riders. You cannot select both the MAV and 5-Year MAV. The MAV and 5-Year MAV are only available if you are 75 or younger at the rider effective date. ROPP is only available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are 75 or younger.
(3) You may select either the Accumulation Benefit or SecureSource rider. The Accumulation Benefit and SecureSource - Single Life riders are only available if you are 80 or younger at the rider effective date.
    SecureSource - Joint Life rider is available if both covered spouses are 80 or younger.

The contracts provide for allocation of purchase payments and purchase payment credits to the subaccounts of the variable account, to the regular fixed account and/or to the Special DCA account (when available) in even 1% increments. There may be certain restrictions on the amount you may allocate to the regular fixed account. For RAVA 4 Access contracts, purchase payment credits are not available and you cannot allocate purchase payments to the regular fixed account unless it is included in a PN program model portfolio you selected. (See "Purchase Payments.")

If your application is complete, we will process it and apply your purchase payment and purchase payment credits to the regular fixed account, the Special DCA fixed account and/or subaccounts you selected within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 17

We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

THE SETTLEMENT DATE
Annuity payouts are scheduled to begin on the settlement date. When we process your application, we will establish the settlement date as the maximum age (or contract anniversary if applicable) for nonqualified annuities and Roth IRAs and the date specified below for qualified annuities. You can also select a date within the maximum limits. Your selected date can align with your actual retirement from a job, or it can be a different date, depending on your needs and goals and on certain restrictions. You also can change the settlement date, provided you send us written instructions at least 30 days before annuity payouts begin.

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the settlement date must be:

- no earlier than 13 months after the contract's effective date; and

- no later than the annuitant's 90th birthday or the tenth contract anniversary, if purchased after age 80, or a date that has been otherwise agreed to by us.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the settlement date generally must be:

- for IRAs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when you reach age 70 1/2, or, if later, retire (except that 5% business owners may not select a settlement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you satisfy your RMDs in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 90th birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for these contracts.

BENEFICIARY
If death benefits become payable before the settlement date while the contract is in force and before annuity payouts begin, we will pay the death benefit to your named beneficiary. If there is more than one beneficiary we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, then the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)

If you select the SecureSource - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS*
MINIMUM ALLOWABLE PURCHASE PAYMENTS**

If paying by installments under a scheduled payment plan:
  $23.08 biweekly, or
  $50 per month

                                RAVA 4 ADVANTAGE     RAVA 4 SELECT     RAVA 4 ACCESS
If paying by any other
  method:
  initial payment for
     qualified annuities             $1,000              $2,000            $2,000
  initial payment for
     nonqualified annuities           2,000              10,000            10,000
  for any additional
     payments                            50                  50                50


  * RAVA 4 ADVANTAGE AND RAVA 4 SELECT BAND 3 ANNUITIES SOLD TO INDIVIDUALS OTHER THAN ADVISORS AND EMPLOYEES: Require a minimum $1,000,000 initial purchase payment and corporate office approval. Contracts already approved may make payments in subsequent years up to $100,000 if your age on the effective date of the contract is age 85 or younger and $50,000 if your age on the effective date of the contract is age 86 to 90.

 ** Installments must total at least $600 in the first year. If you do not make any purchase payments for 36 months, and your contract value is less than $2,000, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum.


 18 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

MAXIMUM ALLOWABLE PURCHASE PAYMENTS*** (without corporate office approval) based on your age on the effective date of the contract:

                                RAVA 4 ADVANTAGE     RAVA 4 SELECT     RAVA 4 ACCESS
For the first year:
  through age 85                    $999,999            $999,999          $999,999
  for ages 86 to 90                  100,000             100,000           100,000
For each subsequent year:
  through age 85                     100,000             100,000           100,000
  for ages 86 to 90                   50,000              50,000            50,000



*** These limits apply in total to all RiverSource Life of NY annuities you own.
    We reserve the right to increase maximum limits. For qualified annuities the Code's limits on annual contributions also apply. For the Accumulation Benefit rider, additional purchase payments are restricted during the waiting period after the first 180 days immediately following the effective date and each elective step up.



Effective Jan. 26, 2009, additional purchase payments to your variable annuity contract with a SecureSource rider or the Guarantor Withdrawal Benefit for Life rider, will be limited to $100,000 for the life of your contract. The limit does not apply to Tax Free Exchanges, rollovers, and transfers listed on the annuity application and received within 180 days from the contract issue date.


We reserve the right to not accept purchase payments allocated to the regular fixed account for six months following either:

1. a partial surrender from the regular fixed account; or

2. a lump sum transfer from the regular fixed account to a subaccount.

HOW TO MAKE PURCHASE PAYMENTS

 1BY LETTER

For initial purchase payment, send your check along with your name and contract number to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

For subsequent purchase payments, send your check along with your name and contract number to:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
70200 AMERIPRISE FINANCIAL CENTER
MINNEAPOLIS, MN 55474

 2 BY SCHEDULED PAYMENT PLAN

We can help you set up:

- an automatic payroll deduction, salary reduction or other group billing arrangement; or

- a bank authorization.

PURCHASE PAYMENT CREDITS
PURCHASE PAYMENT CREDITS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

FOR RAVA 4 ADVANTAGE: we add a credit to your contract in the amount of:

- 1% of each purchase payment received:

 -- if you elect the ten-year surrender charge schedule for your contract and the initial purchase payment is under $100,000; or

 -- if you elect the seven-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 19

- 2% of each purchase payment received if you elect the ten-year surrender charge schedule for your contract and your initial purchase payment to the contract is at least $100,000 but less than $1,000,000.

FOR RAVA 4 ADVANTAGE - BAND 3: we add a credit to your contract in the amount of:

- 2% of each purchase payment received:

 -- if you elect the seven-year surrender charge schedule for your contract.

- 3% of each purchase payment received:

 -- if you elect the ten-year surrender charge schedule for your contract.

Surrender charges under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 may be higher and longer than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, there could be circumstances where you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. All things being equal (such as fund performance and availability), this may occur if you select the ten-year surrender charge and you make a full surrender before year ten. We pay for the credits under RAVA 4 Advantage and RAVA 4 Advantage - Band 3 primarily through revenue from a higher and longer surrender charge schedule and through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

FOR RAVA 4 SELECT: we add a credit to your contract in the amount of 1% of each purchase payment received in the first contract year if your initial purchase payment to the contract is at least $250,000 but less than $1,000,000.

FOR RAVA 4 SELECT - BAND 3: we add a credit to your contract in the amount of 2% of each purchase payment received in the first contract year.

Expenses under RAVA 4 Select and RAVA 4 Select - Band 3 may be higher than those for contracts that do not have purchase payment credits. The amount of the credits may be more than offset by the additional charges associated with them. Because of higher charges, you may be worse off purchasing one of these contracts with the credits than purchasing other contracts. We pay for the credits under RAVA 4 Select and RAVA 4 Select - Band 3 primarily through lower costs associated with larger sized contracts, including lower compensation paid on the sales of these contracts.

We fund all credits from our general account. We do not consider credits to be "investments" for income tax purposes. (See "Taxes.")

We allocate each credit to your contract value when the applicable purchase payment is applied to your contract value. We allocate such credits to your contract value according to allocation instructions in effect for your purchase payments.

We will reverse credits from the contract value for any purchase payment that is not honored. The amount returned to you under the free look provision also will not include any credits applied to your contract. (See "The Contract in Brief -- Free look period.")


We will assess a charge, similar to a surrender charge, equal to the amount of the unamortized portion of the purchase payment credits applied within twelve months preceding the date of death that results in a death benefit under this contract. The unamortized portion is based on the number of calendar days remaining in the 12 month period since the purchase payment credit was applied.


We reserve the right to increase the amount of the credit for certain groups of contract owners. The increase will not be greater than 8% of total net purchase payments. We would pay for increases in credit amounts primarily through reduced expenses expected from such groups.

LIMITATIONS ON USE OF CONTRACTS
If mandated by applicable law, including but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values and satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or court of competent jurisdiction.

CHARGES

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. Currently, we deduct $30 from your contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the regular fixed account in the same proportion your interest in each account bears to your total contract value, less amounts invested in the Special DCA fixed account. The contract administrative charge is only deducted from any Special DCA fixed account if

 20 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS insufficient amounts are available in the regular fixed account and the subaccounts. We reserve the right to increase this charge after the first contract anniversary to a maximum of $50. We will waive $30 of this charge when your contract value, or total purchase payments less any payments surrendered, is $50,000 or more on the current contract anniversary.

If you surrender your contract, we will deduct the full charge at the time of surrender regardless of the contract value or purchase payments made. This charge does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE
We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee, which is a percentage of their average daily net assets, on an annual basis as follows:

                                         RAVA 4 ADVANTAGE          RAVA 4 SELECT          RAVA 4 ACCESS
For nonqualified annuities                     1.05%                   1.30%                  1.45%
For qualified annuities                         .85%                   1.10%                  1.25%


This fee covers the mortality and expense risk that we assume. This fee does not apply to the regular fixed account or the Special DCA fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of owners or annuitants lives. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge more than $20.00 per contract and this charge may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge for RAVA 4 Advantage or RAVA 4 Select, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE
If you surrender all or part of your contract, you may be subject to a surrender charge. For RAVA 4 Advantage, a surrender charge applies if all or part of the surrender amount is from purchase payments we received within seven or ten years before surrender. You select the surrender charge period at the time of your application for the contract. For RAVA 4 Select, a surrender charge applies if you surrender all or part of your purchase payments in the first three contract years. There is no surrender charge for RAVA 4 Access. The surrender charge percentages that apply to you are shown in your contract.

You may surrender an amount during any contract year without a surrender charge. We call this amount the Total Free Amount (TFA). The TFA varies depending on whether your contract includes the GWB for Life rider or SecureSource rider:

CONTRACTS WITHOUT GWB FOR LIFE RIDER OR SECURESOURCE RIDER

The TFA is the greater of:

- 10% of the contract value on the prior contract anniversary*; or

- current contract earnings.

CONTRACTS WITH GWB FOR LIFE RIDER OR SECURESOURCE RIDER

The TFA is the greatest of:

- 10% of the contract value on the prior contract anniversary*;

- current contract earnings;

- the Remaining Benefit Payment; or

- the Remaining Annual Lifetime Payment.

* We consider all purchase payments received and any purchase payment credit applied prior to your surrender request to be the prior contract anniversary's contract value during the first contract year.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 21

NOTE: We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account or the Special DCA fixed account.

Amounts surrendered in excess of the TFA may be subject to a surrender charge as described below.

SURRENDER CHARGE UNDER RAVA 4 ADVANTAGE:

For purposes of calculating any surrender charge under RAVA 4 Advantage, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next we surrender purchase payments received prior to the surrender charge period you selected and shown in your contract. We do not assess a surrender charge on these purchase payments.

3. Finally, if necessary, we surrender purchase payments received that are still within the surrender charge period you selected and shown in your contract. We surrender these payments on a first-in, first-out (FIFO) basis. We do assess a surrender charge on these payments.

We determine your surrender charge by multiplying each of your payments surrendered by the applicable surrender charge percentage, and then adding the total surrender charges.

The surrender charge percentage depends on the number of years since you made the payments that are surrendered, depending on the schedule you selected:

            SEVEN-YEAR SCHEDULE                             TEN-YEAR SCHEDULE
  NUMBER OF COMPLETED                            NUMBER OF COMPLETED
YEARS FROM DATE OF EACH    SURRENDER CHARGE    YEARS FROM DATE OF EACH    SURRENDER CHARGE
    PURCHASE PAYMENT          PERCENTAGE           PURCHASE PAYMENT          PERCENTAGE
           0                       7%                      0                      8%
           1                       7                       1                      8
           2                       7                       2                      8
           3                       6                       3                      7
           4                       5                       4                      7
           5                       4                       5                      6
           6                       2                       6                      5
           7+                      0                       7                      4
                                                           8                      3
                                                           9                      2
                                                          10+                     0


SURRENDER CHARGE UNDER RAVA 4 SELECT:

For purposes of calculating any surrender charge under RAVA 4 Select, we treat amounts surrendered from your contract value in the following order:

1. First, we surrender the TFA. We do not assess a surrender charge on the TFA.

2. Next, if necessary, we surrender purchase payments. We do assess a surrender charge on these payments during the first three contract years as follows:

                 CONTRACT YEAR                             SURRENDER CHARGE PERCENTAGE
                       1                                                7%
                       2                                                7
                       3                                                7
                      Thereafter                                        0



SURRENDER CHARGE UNDER RAVA 4 ACCESS:

There is no surrender charge if you surrender all or part of your contract.

PARTIAL SURRENDERS:

For a partial surrender that is subject to a surrender charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge.

For an example, see Appendix B.


 22 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED
PERIOD: Under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% if the assumed investment rate is 3.5% and 6.67% if the assumed investment rate is 5%. The surrender charge equals the present value of the remaining payouts using the assumed investment rate minus the present value of the remaining payouts using the discount rate.

WAIVER OF SURRENDER CHARGES

We do not assess surrender charges for:

- surrenders of any contract earnings;

- surrenders of amounts totaling up to 10% of the contract value on the prior contract anniversary to the extent it exceeds contract earnings;

- if you elected the GWB for Life rider or SecureSource rider, the greater of your contract's Remaining Benefit Payment or Remaining Annual Lifetime Payment to the extent it exceeds the greater of contract earnings or 10% of the contract value on the prior contract anniversary;

- required minimum distributions from a qualified annuity provided the amount is no greater than the RMD amount calculated under your specific contract, currently in force;

- contracts settled using an annuity payout plan, unless an Annuity Payout Plan E is later surrendered;

- amounts we refund to you during the free look period*;

- death benefits*;


- surrenders you make under your contract's "Waiver of Surrender Charges for Hospital or Nursing Home Confinement" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date that we issue the contract. Under this provision, we will waive surrender charges that we normally assess upon full or partial surrender. You must provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse are confined to a nursing home or hospital and have been for 60 straight days and the confinement began after the contract date. (See your contract for additional conditions and restrictions on this waiver.); and


- surrenders you make under your contract's "Waiver of Surrender Charges for Terminal Illness Disability Diagnosis" provision. To the extent permitted by state law, this provision applies when you are under age 76 on the date we issue the contract. Under this provision, we will waive surrender charges that we normally assess for surrenders you make if you are diagnosed after the contract issue date as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of a licensed physician's statement. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed. (See your contract for additional conditions and restrictions on this waiver.)

* However, we will reverse certain purchase payment credits. (See "Buying your contract -- Purchase payment credits.")

OTHER INFORMATION ON CHARGES: Ameriprise Financial, Inc. makes certain custodial services available to some profit sharing, money purchase and target benefit plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. Ameriprise Financial, Inc. will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate certain charges such as the contract administrative and surrender charges. However, we expect this to occur infrequently.

ACCUMULATION BENEFIT RIDER FEE

We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.80%(2) of the greater of your contract value or the minimum contract accumulation value. The deduction will occur on the 60th day after each contract anniversary and on the Benefit Date. We prorate this fee among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value. Once you elect the Accumulation Benefit rider, you may not cancel it and the fee will continue to be deducted through the end of the waiting period or when annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee.


Currently, the Accumulation Benefit rider charge does not vary with the model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider fee for each model portfolio. The Accumulation Benefit rider fee will not exceed a maximum charge of 2.50%.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 23

We will not change the Accumulation Benefit rider charge after the rider effective date unless:

(a) you choose the annual Elective Step Up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you change your model portfolio after we have exercised our rights to increase the rider charge;

(d) you change your model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you elect to change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change of model portfolio. Any model portfolio changes on the contract anniversary will have the new charge effective on that contract anniversary. Also, in the event you change your model portfolio twice in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you choose the Elective Step Up, the elective spousal continuation step up, or change your model portfolio after we have exercised our rights to increase the rider charge as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your model portfolio. For Elective Step Ups and elective spousal continuation step ups, this change will be in effect for the entire contract year.

The fee does not apply after annuity payouts begin.

(1) Available if you are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with SecureSource riders.

(2) For contracts purchased prior to Jan. 26, 2009, the current charge is 0.60%.


GWB FOR LIFE RIDER FEE
We charge a fee for this optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.65% of the greater of the contract value or the remaining benefit amount (RBA). The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect the GWB for Life rider, you may not cancel it and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently, the GWB for Life rider charge does not vary with the PN program model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The GWB for Life rider charge will not exceed a maximum charge of 1.50%.

We will not change the GWB for Life rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your PN program model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your PN program model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you chose the elective spousal continuation step up or change your model portfolio after we have exercised our right to increase the fee we charge for this rider, or after we have exercised our right to establish fees for this rider which vary by model portfolio, the increase in fees we charge for this rider will become effective on the contract anniversary following your change. Any changes on the contract anniversary will have the new fee effective on that contract anniversary. Also, in the event you change your model portfolio more than once in the same contract year (see "Portfolio Navigator Asset Allocation Program"), the fee we charge for this rider will be the greatest fee applicable to any model portfolio which you have selected during the contract year.

If you chose the elective step up, you will pay the fee in effect on the valuation date we receive your written request to step up. If you chose an elective step up on the first contract anniversary, any increase in fees we charge for this rider for the step up will not become effective until the third contract year. In the event of more than one change in model portfolio and/or elective step up occurring in the same contract year, the fee we charge for this rider will be the highest fee applicable to any of these changes.

The fee does not apply after annuity payouts begin.

(1) Effective Sept. 10, 2007, this rider is no longer available for sale.


 24 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

SECURESOURCE RIDER FEE

We charge an annual fee of 0.90%(1) based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it(2). The rider fee is the same whether you select the SecureSource - Single Life rider or the SecureSource - Joint Life rider.


The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value.

Once you elect a SecureSource rider, you may not cancel it and the fee will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the fee, adjusted for the number of calendar days coverage was in place since we last deducted the fee. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.


Currently the SecureSource rider charge does not vary with the Portfolio Navigator model portfolio selected; however, we reserve the right to increase this charge and/or charge a separate rider charge for each model portfolio. The SecureSource - Single Life rider charge will not exceed a maximum charge of 2.00%(1). The SecureSource - Joint Life rider charge will not exceed a maximum charge of 2.00%(1).


We will not change the SecureSource rider charge after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider charge. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource rider charge will not change until the end of the waiting period. The charge will be based on the charge in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your Portfolio Navigator model portfolio;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider charge;

(c) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to increase the rider charge;

(d) you elect to change your Portfolio Navigator model portfolio after we have exercised our rights to charge a separate rider charge for each model portfolio.

If you choose the elective step up, the elective spousal continuation step up, or change your Portfolio Navigator model portfolio as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your Portfolio Navigator model portfolio. On the next contract anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different charges that were in effect that year, adjusted for the number of calendar days each charge was in effect.

The fee does not apply after annuity payouts begin.


(1) For contracts purchased prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65% and the maximum charge for Single Life rider and Joint Life rider is 1.50%


(2) For Single Life, available if you are 80 or younger at the rider effective date. For Joint Life, available if you and your spouse are 80 or younger at the rider effective date. You must select a model portfolio with this rider (see "Portfolio Navigator Asset Allocation Program"). Not available with the Accumulation Benefit rider.


ROPP RIDER FEE
We charge a fee for this optional feature only if you select it(1). If selected, we deduct an annual fee of 0.20% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.30%.

If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.

(1) Available if you are 76 or older at the rider effective date. ROPP is included in the standard death benefit if you are age 75 or younger on the contract effective date.

MAV RIDER FEE

We charge a fee for the optional feature only if you select it.(1) If selected, we deduct an annual fee of 0.25% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each subaccount bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.35%.


If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(1) Available if you are 75 or younger at the rider effective date and it is not available with the 5-Year MAV.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 25

5-YEAR MAV RIDER FEE

We charge a fee for this optional feature only if you select it(1). If selected, we deduct an annual fee of 0.10% of your variable account contract value. The deduction will occur on the 60th day after each contract anniversary. We prorate this fee among the variable subaccounts in the same proportion your interest in each account bears to your total variable account contract value. We reserve the right to increase the fee for this rider after the tenth rider anniversary to a maximum of 0.20%.


If the contract is terminated for any reason, we will deduct the charge at that time, adjusted for the number of calendar days coverage was in effect during the year.


(1) Available if you are 75 or younger at the rider effective date. Not available with the MAV.


FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

VALUING YOUR INVESTMENT

We value your accounts as follows:

REGULAR FIXED ACCOUNT
We value the amounts you allocate to the regular fixed account directly in dollars. The regular fixed account value equals:

- the sum of your purchase payments and purchase payment credits and transfer amounts allocated to the regular fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

- minus any prorated portion of the contract administrative charge.

SPECIAL DCA FIXED ACCOUNT
We value the amounts you allocate to the Special DCA fixed account directly in dollars. The Special DCA fixed account value equals:

- the sum of your purchase payments and purchase payment credits allocated to the Special DCA fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges); and

- minus amounts transferred out.

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits to a subaccount, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, a surrender charge or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS: to calculate the number of accumulation units for a particular subaccount we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: the current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.


 26 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and a deduction of a prorated portion of:

- the contract administrative charge;

- the ROPP rider fee (if selected);

- the MAV rider fee (if selected);

- the 5-Year MAV rider fee (if selected);

- the Accumulation Benefit rider fee (if selected);

- the GWB for Life rider fee (if selected); and/or

- the SecureSource rider fee (if selected).

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and/or

- mortality and expense risk fees.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. Automated transfers from the regular fixed account to the subaccounts under automated dollar-cost averaging may not exceed an amount that, if continued, would deplete the regular fixed account within 12 months. You may not set-up an automated transfer to the regular fixed account or the Special DCA fixed account. You may not set up an automated transfer if the GWB for Life, SecureSource, Accumulation Benefit, or PN program is selected. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS

By investing an
equal number                                                           NUMBER
of dollars each                           AMOUNT     ACCUMULATION     OF UNITS
month...                        MONTH    INVESTED     UNIT VALUE     PURCHASED
                                 Jan       $100           $20           5.00
                                 Feb        100            18           5.56
you
automatically
buy                              Mar        100            17           5.88
more units when
the                (ARROW)       Apr        100            15           6.67
per unit market
price is low...                  May        100            16           6.25
                                 June       100            18           5.56
                                 July       100            17           5.88
and fewer units                  Aug        100            19           5.26
when the per
unit               (ARROW)       Sept       100            21           4.76
market price is
high.                            Oct        100            20           5.00




   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 27

You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features, contact your financial advisor.

SPECIAL DOLLAR-COST AVERAGING (SPECIAL DCA) PROGRAM
If your purchase payment is at least $10,000, you can choose to participate in the Special DCA program (if available). There is no charge for the Special DCA program. Under the Special DCA program, you can allocate a new purchase payment and any applicable purchase payment credit to a six-month Special DCA fixed account according to the following rules:

- You may only allocate a new purchase payment of at least $10,000 to a Special DCA fixed account.

- You cannot transfer existing contract values into a Special DCA fixed account.

- Each Special DCA arrangement consists of six monthly transfers that begin seven days after we receive your purchase payment.

- We make monthly transfers of your Special DCA fixed account value into the subaccounts or PN program model portfolio you select.

- You may not use the regular fixed account or the Special DCA fixed account as a destination for the Special DCA monthly transfer. (Exception: if a PN program is in effect, and the model portfolio you have selected includes the regular fixed account, amounts will be transferred from the Special DCA fixed account to the regular fixed account according to the allocation percentage established for the model portfolio you have selected.)


- We will change the interest rate on each Special DCA fixed account from time to time at our discretion based on factors that include the competition and the interest rate we are crediting to the regular fixed account at the time of the change. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account.


- We credit each Special DCA fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment. However, we credit this annual rate over the length of the Special DCA arrangement on the balance remaining in your Special DCA fixed account. Therefore, the net effective interest rate you receive is less than the stated annual rate.

- We do not credit this interest after we transfer the value out of the Special DCA fixed account into the accounts you selected.

- Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another new Special DCA fixed account and allocate new purchase payments to it.

- Fundings from multiple sources are treated as individual purchase payments and a new Special DCA fixed account is opened for each payment (if the Special DCA fixed accounts are available on the valuation date we receive your payment).

- You may terminate your participation in the Special DCA program at any time. If you do, for RAVA 4 Advantage and RAVA 4 Select, we will transfer the remaining balance from your Special DCA fixed account to the regular fixed account, if no other specification is made. Interest will be credited according to the rates in effect on the regular fixed account and not the rate that was in effect on the Special DCA fixed account. For RAVA 4 Access, we will transfer the remaining balance from your Special DCA fixed account to variable subaccounts you specified in your termination request, or if no specification is made, according to your current purchase payment allocation. (Exception: if a PN program is in effect when you elect to end your participation in the Special DCA program, and the asset allocation program does not end at the same time, we will transfer the remaining balance to the model portfolio which is in effect.)

- We can modify the terms of the Special DCA program at any time. Any modifications will not affect any purchase payments that are already in a Special DCA fixed account. For more information on the Special DCA program, contact your financial advisor.

The Special DCA program does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals.

ASSET REBALANCING
You can ask us in writing to have the variable subaccount portion of your contract value allocated according to the percentages (in tenth of a percent amounts) that you choose. We automatically will rebalance the variable subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in numbers with no more than one digit past the decimal. Asset rebalancing does not apply to the regular fixed account or the Special DCA fixed account. There is no charge for asset rebalancing. The contract value must be at least $2,000.


 28 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your financial advisor.

Different rules apply to asset rebalancing under the Portfolio Navigator program (see "Portfolio Navigator Asset Allocation Program" below).

PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM (PN PROGRAM)

The PN program is available for nonqualified annuities and for qualified annuities. The PN program allows you to allocate your contract value to a PN program model portfolio that consists of subaccounts, each of which invests in a fund with a particular investment objective (underlying fund), and may include the regular fixed account (if available under the PN program) that represent various asset classes (allocation options). The PN program also allows you to periodically update your model portfolio or transfer to a new model portfolio. You are required to participate in the PN program if your contract includes an optional Accumulation Benefit rider or GWB for Life or SecureSource rider. If your contract does not include one of these riders, you also may elect to participate in the PN program. You should review any PN program information, including the terms of the PN program, carefully. Your financial advisor can provide you with additional information and can answer questions you may have on the PN program.


SERVICE PROVIDERS TO THE PN PROGRAM. RiverSource Investments, an affiliate of ours, serves as non-discretionary investment adviser for the PN program solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, RiverSource Investments enters into an investment advisory agreement with each contract owner participating in the PN program. In its role as investment adviser to the PN program, RiverSource Investments relies upon the recommendations of a third party service provider. In developing and updating the model portfolios, RiverSource Investments reviews the recommendations, and the third party's rationale for the recommendations, with the third party service provider. RiverSource Investments also conducts periodic due diligence and provides ongoing oversight with respect to the process utilized by the third party service provider. For more information on RiverSource Investment's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of RiverSource Investment's Form ADV, the SEC investment adviser registration form. The Disclosure Document is delivered to contract owners at or before the time they enroll in the PN program.

Currently, the PN program model portfolios are designed and periodically updated for RiverSource Investments by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc. RiverSource Investments may replace Morningstar Associates and may hire additional firms to assist with the development and periodic updates of the model portfolios in the future. Also, RiverSource Investments may elect to develop and periodically update the model portfolios without the assistance of a third party service provider.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor RiverSource Investments, in connection with their respective roles, provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identify to Morningstar Associates the universe of allocation options that can be included in the model portfolios and, in limited circumstances, underlying funds of such allocation options (the universe of allocation options). The universe of allocation options may not include all allocation options available under your contract. We may modify from time to time such universe of allocation options. These modifications may reflect instructions from, or respond to actions taken by, any party making an allocation option available to us. For example, we may modify the universe of allocation options in response to the liquidation, merger or other closure of a fund. Once we identify this universe of allocation options to Morningstar Associates, neither RiverSource Investments, nor any of its affiliates, including us, dictates to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with RiverSource Investments and its affiliates' influence over the development and updating of the model portfolios.

POTENTIAL CONFLICT OF INTEREST. In identifying the universe of allocation options, we and our affiliates, including RiverSource Investments, are subject to competing interests that may influence the allocation options we propose. These competing interests involve compensation that RiverSource Investments or its affiliates may receive as the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options as well as compensation we or an affiliate of ours may receive for providing services in connection with the RiverSource Variable Series Trust funds and such allocation options or their underlying funds. These competing interests also involve compensation we or an affiliate of ours may receive if certain

   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 29
funds that RiverSource Investments does not advise are included in model portfolios. The inclusion of funds that pay compensation to RiverSource Investments or an affiliate may have a positive or negative impact on performance.

As an affiliate of RiverSource Investments, the investment adviser to the RiverSource Variable Series Trust funds and certain allocation options, we may have an incentive to identify the RiverSource Variable Series Trust funds and such allocation options for consideration as part of a model portfolio over unaffiliated funds. In addition, RiverSource Investments, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role RiverSource Investments may, from time to time, recommend certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may include but not be limited to a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. RiverSource Investments also may believe that certain RiverSource Variable Series Trust funds may benefit from additional assets or could be harmed by redemptions. All of these factors may impact RiverSource Investment's view regarding the composition and allocation of a model portfolio.

RiverSource Investments' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may influence the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by RiverSource Investments or its affiliates.

RiverSource Investments, we or another affiliate of ours may receive higher compensation from certain unaffiliated funds that RiverSource Investments does not advise or manage. (See "Expense Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the regular fixed account than from other allocation options. We therefore may have an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of RiverSource Investments are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which model portfolio is best for you. Your financial advisor can help you make this determination. In addition, your financial advisor may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the asset mix reflected in the model portfolio you select after completing the investor questionnaire is appropriate to your ability to withstand investment risk. Neither RiverSource Life of NY nor RiverSource Investments is responsible for your decision to participate in the PN program, your selection of a specific model portfolio or your decision to change to an updated or different model portfolio.

Currently, there are five PN model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. Each model portfolio specifies allocation percentages to each of the subaccounts and/or the regular fixed account that make up that model portfolio. By participating in the PN program, you instruct us to invest your contract value in the subaccounts and/or the regular fixed account according to the allocation percentages stated for the specific model portfolio you have selected. By participating in the PN program, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.

If you initially allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the Special DCA fixed account (and subaccounts we may choose to allow for DCA arrangements which are not part of a model portfolio -- "excluded accounts") into the model portfolio you have chosen.

Each model portfolio is evaluated periodically by Morningstar Associates, which may then provide updated recommendations to RiverSource Investments. Model portfolios also may be evaluated in connection with the liquidation, substitution or merger of an underlying fund, a change in the investment objective of an underlying fund or when an underlying fund stops selling its shares to the variable account. As a result, the model portfolios may be updated from time to time (typically annually) with new allocation options and allocation percentages. When these reassessments are completed and changes to the model portfolios occur, you will receive a reassessment letter. This reassessment letter will notify you that the model portfolio has been reassessed and that, unless you instruct us not to do so, your contract value, less amounts allocated to the Special DCA

 30 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS fixed account, is scheduled to be reallocated according to the updated model portfolio. The reassessment letter will specify the scheduled reallocation date and will be sent to you at least 30 days prior to this date. Based on the written authorization you provided when you enrolled in the PN program, if you do not notify us otherwise, you will be deemed to have instructed us to reallocate your contract value, less amounts allocated to the Special DCA fixed account, according to the updated model portfolio. If you do not want your contract value, less amounts allocated to the Special DCA fixed account, to be reallocated according to the updated model portfolio, you must provide written or other authorized notification as specified in the reassessment letter.

In addition to this periodic reassessment and reallocation of the model portfolios, you may also request a change to your model portfolio up to twice per contract year by written request on an authorized form or by another method agreed to by us. Such changes include changing to a different model portfolio at any time or requesting to reallocate according to the updated version of your existing model portfolio other than according to the reassessment process described above. If your contract includes an optional Accumulation Benefit or GWB for Life rider or SecureSource rider and you make such a change (other than a scheduled periodic reallocation), we may charge you a higher fee for your rider. If your contract includes the SecureSource rider, we reserve the right to limit the number of model portfolio changes if required to comply with the written instructions of a Fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource rider, we reserve the right to limit the number of model portfolios from which you can select. We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of models based on the amount of your initial purchase payment we accept or when you take a withdrawal;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your current model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

In addition, RiverSource Investments has the right to terminate its investment advisory agreement with you upon 30 days' written notice. If RiverSource Investments terminates its investment advisory agreement with you and other participants in the PN program, we would either have to find a replacement investment adviser or terminate the PN program unless otherwise permitted by applicable law, regulations or positions of the SEC staff.

The investment advisory agreement will terminate automatically in the event that we are notified of a death which results in a death benefit becoming payable under the contract. In this case, your investment advisory relationship with RiverSource Investments and the notification of future reassessments will cease, but prior instructions provided by you in connection with your participation in the PN program will continue (e.g., rebalancing instructions provided to insurer).

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing and periodic updating of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing or periodic updating of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 31

PN PROGRAM UNDER THE ACCUMULATION BENEFIT RIDER, GWB FOR LIFE RIDER OR SECURESOURCE RIDER

If you purchase the optional Accumulation Benefit rider, the optional GWB for Life rider or the optional SecureSource rider you are required to participate in the PN program under the terms of each rider.


- ACCUMULATION BENEFIT RIDER: You cannot terminate the Accumulation Benefit rider. As long as the Accumulation Benefit rider is in effect, your contract value must be invested in one of the model portfolios. For contracts purchased on or after Jan. 26, 2009, you cannot select the Aggressive model portfolio as your model portfolio, or transfer to the Aggressive model portfolio while the rider is in effect. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to participate in any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) UNTIL THE END OF THE WAITING PERIOD.


- GWB FOR LIFE OR SECURESOURCE RIDER: The GWB for Life or SecureSource rider requires that your contract value be invested in one of the model portfolios for the life of the contract. Subject to certain restrictions, we reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make. Because you cannot terminate the GWB for Life or SecureSource rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GWB FOR LIFE OR SECURESOURCE RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM (AS IT NOW EXISTS OR AS WE MAY MODIFY IT IN THE FUTURE) FOR THE LIFE OF THE CONTRACT.

OPTIONAL PN PROGRAM

If you do not select the optional Accumulation Benefit rider or the optional GWB for Life rider or the optional SecureSource rider with your contract, you may elect to participate in the PN program by adding the optional PN program to your contract. You can elect to participate in the PN program at any time. You may cancel your participation in the PN program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the PN program will end. You will also cancel the PN program if you initiate transfers other than transfers to one of the current model portfolios or transfers from a Special DCA fixed account (see "Special Dollar-Cost Averaging (Special DCA) Program") or an excluded account. Partial surrenders do not cancel the PN program. Your participation in the PN program will terminate on the date you make a full surrender from your contract or on your settlement date.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while a PN model portfolio is in effect.

You may transfer contract value from any one subaccount or the regular fixed account to another subaccount before annuity payouts begin. For RAVA 4 Advantage and RAVA 4 Select contracts, certain restrictions apply to transfers involving the regular fixed account. For RAVA 4 Access contracts, you cannot transfer to the regular fixed account unless it is included in the PN program model portfolio that you selected.

When your request to transfer will be processed depends on when we receive it:


- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.



- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.


There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
FOR RAVA 4 ADVANTAGE AND RAVA 4 SELECT
- Before annuity payouts begin, you may transfer contract values between the subaccounts. You may also transfer contract values from the subaccounts to the regular fixed account. However, if you made a transfer from the regular fixed account to the subaccounts, you may not make a transfer from any subaccount back to the regular fixed account for six months. We reserve the right to limit transfers to the regular fixed account if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You may not make a transfer to the Special DCA fixed account.


 32 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- You may transfer contract values from the regular fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently, transfers out of the regular fixed account are limited to the greater of: a) 30% of the regular fixed account value at the beginning of the contract year, or b) the amount transferred out of the regular fixed account in the previous contract year, excluding any automated transfer amounts.

- If we receive your request within 30 days before the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the anniversary.

- If we receive your request on or within 30 days after the contract anniversary date, the transfer from the regular fixed account to the subaccounts will be effective on the valuation date we receive it.

- We will not accept requests for transfers from the regular fixed account at any other time.

- Once annuity payouts begin, you may not make transfers to or from the regular fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

FOR RAVA 4 ACCESS
- Before annuity payouts begin, you may transfer contract values between the subaccounts.

- You may not make a transfer to the regular fixed account unless it is part of a model portfolio in which you elect to participate.

- You may not make a transfer to the Special DCA fixed account.

- Once annuity payouts begin, you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 33

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE BUT NOT BE LIMITED TO PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing, under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund, may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable accounts are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.


 34 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or surrender to:

Regular mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
P.O. BOX 5144
ALBANY, NY 12205

Express mail:

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
20 MADISON AVENUE EXTENSION
ALBANY, NY 12203

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

* Failure to provide your Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your financial advisor can help you set up automated transfers or partial surrenders among your subaccounts or regular fixed account.

You can start or stop this service by written request or other method acceptable to us. You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers to the regular fixed account or the Special DCA fixed account are not allowed.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- The balance in any account from which you make an automated transfer or automated partial surrender must be sufficient to satisfy your instructions. If not, we will suspend your entire automated arrangement until the balance is adequate.

- If we must suspend your automated transfer or automated partial surrender arrangement for six months, we reserve the right to discontinue the arrangement in its entirety.

- If a PN program is in effect, you are not allowed to set up automated transfers except in connection with a Special DCA fixed account.

MINIMUM AMOUNT
Transfers or surrenders:  $50

MAXIMUM AMOUNT
Transfers or surrenders: None (except for automated transfers from the regular fixed account)

 3 BY TELEPHONE

Call between 8 a.m. and 6 p.m. (Monday-Thursday), 8 a.m. and 4:30 p.m. (Friday). All Eastern Times.
(800) 541-2251 (toll free)
(518) 869-8613

MINIMUM AMOUNT
Transfers or surrenders:  $250 or entire account balance


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 35

MAXIMUM AMOUNT
Transfers:               Contract value or entire account balance
Surrenders:              $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders not be authorized from your account by writing to us.

SURRENDERS


You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay contract administrative charges, surrender charges, or any applicable optional rider charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin except under Plan E (see "The Annuity Payout Period -- Annuity Payout Plans").


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected also will be reduced. If you have elected the GWB for Life rider or SecureSource rider and your partial surrenders in any contract year exceed the permitted surrender amount under the terms of the GWB for Life rider or SecureSource rider, your benefits under the rider may be reduced (see "Optional Benefits"). In addition, surrenders you are required to take to satisfy the RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the regular fixed account, in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. We will not withdraw money from any Special DCA fixed account you may have, unless insufficient amounts are available from your subaccounts and/or regular fixed account. However, you may request to specifically surrender from a Special DCA fixed account. If you elected a SecureSource rider, the minimum contract value is zero and you do not have the option to request from which account to surrender.

RECEIVING PAYMENT

 1 BY REGULAR OR EXPRESS MAIL

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

 2 BY WIRE

- request that payment be wired to your bank;

- bank account must be in the same ownership as your contract; and

- pre-authorization required.

NOTE: We will charge you a fee if you request that payment be wired to your bank. For instructions, please contact your financial advisor.


 36 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:


  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES

If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.



In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.


The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - effective Jan. 9, 2009, the distribution is due to plan termination; or

  - effective Jan. 9, 2009, you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

- If the contract has a loan provision, the right to receive a loan is described in detail in your contract. Loans will not be available if you have selected the GWB for Life, SecureSource or Accumulation Benefit rider.

CHANGING OWNERSHIP


You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. If you are a natural person and you own a nonqualified annuity, you may change the annuitant or successor annuitant if the request is made before annuity payments begin and while the existing annuitant is living. The change will become binding on us when we receive and record it. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 37

Please consider carefully whether or not you wish to change ownership of your nonqualified annuity if you have elected the MAV, 5-Year MAV, ROPP, Accumulation Benefit, GWB for Life or SecureSource. If you change ownership of your contract, we will terminate the ROPP. In addition, the terms of the MAV and the 5-Year MAV will change due to a change of ownership. If the new owner is older than age 75, the MAV and the 5-Year MAV will terminate. If the MAV or the 5-Year MAV on the date of ownership change is greater than the account value on the date of the ownership change, we will set the MAV or the 5-Year MAV equal to the account value. Otherwise, the MAV or the 5-Year MAV value will not change due to a change in ownership. The Accumulation Benefit rider, the GWB for Life or SecureSource - Single Life rider will continue upon change of ownership. The SecureSource - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s). If ownership is transferred from a covered spouse to their revocable trust(s), the annuitant must be one of the covered spouses. No other ownership changes are allowed while this rider is in force. Please see the descriptions of these riders in "Optional Benefits."

The rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force) for any rider that continues after a change of ownership. We reserve the right to assess charges for the number of days the rider was in force for any rider that is terminated due to a change of ownership.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in similar capacity, ownership of the contract may be transferred to the annuitant.

BENEFITS IN CASE OF DEATH -- STANDARD DEATH BENEFIT

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner. If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

If you are age 75 or younger on the date we issue the contract, the beneficiary receives the greater of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


- purchase payments minus adjusted partial surrenders.


If you are age 76 or older on the date we issue the contract, the beneficiary receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.


ADJUSTED PARTIAL SURRENDERS

                                     PS X DB
                                    --------
                                       CV
     PS = the amount by which the contract value is reduced as a result of the partial surrender.

     DB = the death benefit on the date of (but prior to) the partial surrender.

     CV = the contract value on the date of (but prior to) the partial surrender.

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 75 OR YOUNGER ON THE CONTRACT EFFECTIVE DATE:
- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

We calculate the death benefit as follows:
The total purchase payments minus adjustments for partial surrenders:
Total purchase payments                                                     $     20,000
minus adjusted partial surrenders, calculated as:
$1,500 x $20,000
----------------  =                                                              - 1,667
      $18,000                                                                -----------

for a standard death benefit of:                                            $     18,333
since this is greater than your contract value of $16,500




 38 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE OF STANDARD DEATH BENEFIT CALCULATION WHEN YOU ARE AGE 76 OR OLDER ON THE CONTRACT EFFECTIVE DATE:
- You purchase the contract with a payment of $20,000.

- During the second contract year the contract value falls to $18,000, at which point you take a $1,500 partial surrender leaving a contract value of $16,500.

We calculate the death benefit to be $16,500.

IF YOU DIE BEFORE YOUR SETTLEMENT DATE
When paying the beneficiary, we will process the death claim on the valuation date that our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest, if any, at a rate no less than required by law. If requested, we will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES

If your spouse is sole beneficiary and you die before the settlement date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse elects to keep the contract as owner, the following describes the standard death benefit:


- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:


  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


  - purchase payments minus adjusted partial surrenders.


If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.


If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.

If your beneficiary is not your spouse, we will pay the beneficiary in a lump sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, the optional SecureSource rider, if selected, will terminate.

QUALIFIED ANNUITIES

- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own with the contract value equal to the death benefit that would otherwise have been paid or elect an annuity payout plan or another plan agreed to by us. If your spouse elects to treat the contract as his/her own, the following describes the standard death benefit:


- If your spouse was age 75 or younger as of the date we issued the contract, the beneficiary of your spouse's contract receives the greater of:


  - contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or


  - purchase payments minus adjusted partial surrenders.


If your spouse was age 76 or older as of the date we issued the contract, the beneficiary of your spouse's contract receives the contract value, less any purchase payment credits subject to reversal, less any applicable rider charges.


If your spouse elects a payout plan, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders. The SecureSource - Joint Life rider, if selected, will continue only if the spouse electing the spousal continuation provision of the contract is a covered spouse and continues the contract as the new owner.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 39

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout, or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a lump sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

Additionally, the optional SecureSource rider, if selected, will terminate.

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS


The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.


OPTIONAL DEATH BENEFITS

RETURN OF PURCHASE PAYMENTS DEATH BENEFIT (ROPP)
The ROPP is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greater of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders.




ADJUSTED PARTIAL SURRENDERS FOR THE ROPP DEATH BENEFIT   =    PS X DB
                                                             ---------
                                                                 CV









PS        the amount by which the contract value is reduced as a result of the partial
       =  surrender.
DB     =  the death benefit on the date of (but prior to) the partial surrender.
CV     =  the contract value on the date of (but prior to) the partial surrender.



If you are age 76 or older at contract issue, you may choose to add the ROPP to your contract. Generally, you must elect the ROPP at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the ROPP may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the ROPP for new contracts.

When annuity payouts begin, or if you terminate the contract for any reason other than death, this rider will terminate.

TERMINATING THE ROPP
- You may terminate the ROPP rider within 30 days of the first rider anniversary.

- You may terminate the ROPP rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The ROPP rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

If you terminate the ROPP, the standard death benefit applies thereafter.


For an example, see Appendix C.



 40 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

IF YOUR SPOUSE IS THE SOLE BENEFICIARY, he or she may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid under the ROPP. To do this your spouse must, on the date our claim requirements are fulfilled, give us written instructions to keep the contract in force. IF YOUR SPOUSE WAS AGE 76 OR OLDER AS OF THE DATE WE ISSUED THE CONTRACT, he or she may choose to continue the ROPP. In that case, the ROPP rider charges described in "Charges -- ROPP Rider Fee" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the ROPP rider. Your spouse also has the option of discontinuing the ROPP rider within 30 days of the date he or she elects to continue the contract. If your spouse is age 75 or younger as of the date we issued the contract, the ROPP will terminate.


NOTE: For special tax considerations associated with the ROPP, see "Taxes."

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT (MAV)
The MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The MAV does not provide any additional benefit before the first contract anniversary after the rider effective date. The MAV may be of less value if you are older since we stop resetting the maximum anniversary value at age 81. Although we stop resetting the maximum anniversary value at age 81, the MAV rider fee continues to apply until the rider terminates. In addition, the MAV does not provide any additional benefit with respect to fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the MAV to your contract. Generally, you must elect the MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the MAV for new contracts.

On the first contract anniversary after the rider effective date we set the maximum anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Every contract anniversary after that, through age 80, we compare the previous anniversary's maximum anniversary value plus subsequent purchase payments less subsequent adjusted partial surrenders to the current contract value and we reset the maximum anniversary value to the higher of these values. We stop resetting the maximum anniversary value at age 81. However, we continue to add subsequent purchase payments and subtract adjusted partial surrenders from the maximum anniversary value.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders; or


- the maximum anniversary value as calculated on the most recent contract anniversary plus subsequent purchase payments made to the contract minus adjustments for partial surrenders since that contract anniversary.

TERMINATING THE MAV
- You may terminate the MAV rider within 30 days of the first contract anniversary after the rider effective date.

- You may terminate the MAV rider within 30 days of any contract anniversary beginning with the seventh contract anniversary.

- The MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the MAV, the standard death benefit applies.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the MAV rider, the contract value will be increased to the MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 41

MAXIMUM FIVE YEAR ANNIVERSARY VALUE DEATH BENEFIT (5-YEAR MAV)
The 5-Year MAV is intended to provide additional death benefit protection in the event of fluctuating fund values. This is an optional benefit that you may select for an additional annual charge (see "Charges"). The 5-Year MAV does not provide any additional benefit before the fifth contract anniversary after the rider effective date. The 5-Year MAV may be of less value if you are older since we stop resetting the maximum five year anniversary value at age 81. Although we stop resetting the maximum five year anniversary value at age 81, the 5-Year MAV rider fee continues to apply until the rider terminates. In addition, the 5-Year MAV does not provide any additional benefit with respect to regular fixed account or Special DCA fixed account values during the time you have amounts allocated to these accounts. Be sure to discuss with your financial advisor whether or not the 5-Year MAV is appropriate for your situation.

If you are age 75 or younger at contract issue, you may choose to add the 5-Year MAV to your contract. Generally, you must elect the 5-Year MAV at the time you purchase your contract and your rider effective date will be the contract issue date. In some instances the rider effective date for the 5-Year MAV may be after we issue the contract according to terms determined by us and at our sole discretion. We reserve the right to discontinue offering the 5-Year MAV for new contracts.

On the fifth contract anniversary after the rider effective date we set the maximum five year anniversary value equal to the highest of your (a) current contract value, or (b) total purchase payments minus adjusted partial surrenders. Thereafter, we increase the maximum anniversary value by any additional purchase payments and reduce it by adjusted partial surrenders. Every fifth contract anniversary after that, through age 80, we compare the maximum five year anniversary value to the current contract value and we reset the maximum five year anniversary value to the higher amount.

If you die before annuity payouts begin while this contract is in force, we will pay the beneficiary the greatest of:


- contract value, less any purchase payment credits subject to reversal, less any applicable rider charges; or



- purchase payments minus adjusted partial surrenders; or


- the maximum five year anniversary value.

TERMINATING THE 5-YEAR MAV
- You may terminate the 5-Year MAV rider within 30 days of the first rider anniversary.

- You may terminate the 5-Year MAV rider within 30 days of any rider anniversary beginning with the seventh rider anniversary.

- The 5-Year MAV rider will terminate when you make a full surrender from the contract or when annuity payouts begin.

- The 5-Year MAV rider will terminate in the case of spousal continuation or ownership change if the new owner is age 76 or older.

If you terminate the 5-Year MAV, the standard death benefit applies thereafter.

For an example, see Appendix C.

IN GENERAL, IF YOUR SPOUSE IS THE SOLE BENEFICIARY, your spouse may choose to continue the contract as the contract owner. The contract value will be equal to the death benefit that would otherwise have been paid under the 5-Year MAV. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. If your spouse has reached age 76 at the time he or she elects to continue the contract, the 5-Year MAV rider will terminate. If your spouse has not yet reached age 76 at the time he or she elects to continue the contract, he or she may choose to continue the 5-Year MAV rider. In this case, the rider charges described in "Charges" will be assessed at the next contract anniversary (and all future anniversaries when the rider is in force). These charges will be based on the total contract value on the anniversary, including the additional amounts paid into the contract under the 5-Year MAV rider. If, at the time he or she elects to continue the contract, your spouse has not yet reached age 76 and chooses not to continue the 5-Year MAV rider, the contract value will be increased to the 5-Year MAV death benefit amount if it is greater than the contract value on the death benefit valuation date.


OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED

SECURESOURCE RIDERS

THE SECURESOURCE RIDERS ARE NOT AVAILABLE FOR RAVA 4 ACCESS.

There are two optional SecureSource riders available under your contract:

- SecureSource -- Single Life; or

- SecureSource -- Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource -- Single Life rider covers one person. The
SecureSource -- Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource -- Single Life rider or the SecureSource -- Joint Life

 42 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource rider is an optional benefit that you may select for an additional annual charge if(1):

- SINGLE LIFE: you are 80 or younger on the contract issue date, or, if an owner is a non natural person, then the annuitant is age 80 or younger on the contract issue date; or

- JOINT LIFE: you and your spouse are 80 or younger on the contract issue date.

 (1) The SecureSource rider is not available under an inherited qualified annuity.

The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments plus any purchase payment credit or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below) -- even if the contract value is zero.

Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Making the Most of Your Contract -- Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.

For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment
    (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount
    (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:


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- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the allowed annual withdrawal amount under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed annual withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your Portfolio Navigator model portfolio, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

(a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners the rider may terminate or the lifetime withdrawal benefit may be reduced when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract).

    JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

(b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

(c) When the lifetime withdrawal benefit is first established, the initial ALP is based on


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  (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual
      Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

  (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

    Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

(d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM REQUIRED: You must elect one of the model portfolios of the Portfolio Navigator. This requirement limits your choice of subaccounts and regular fixed account (if available) to those that are in the model portfolio you select. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio you have chosen. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") You may make two elective model portfolio changes per contract year; we reserve the right to limit elective model portfolio changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available model portfolio during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your model portfolio to any available model portfolio.

  Immediately following a withdrawal your contract value will be reallocated to the target model portfolio as shown in your contract if your current model portfolio is more aggressive than the target model portfolio. This automatic reallocation is not included in the total number of allowed model changes per contract year and will not cause your rider fee to increase. The target model portfolio is currently the Moderate model. We reserve the right to change the target model portfolio to a model portfolio that is more aggressive than the current target model portfolio after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your model portfolio to the target model portfolio or any model portfolio that is more conservative than the target model portfolio without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to a model portfolio that is more aggressive than the target model portfolio, your rider benefit will be reset as follows:

(a) the total GBA will be reset to the lesser of its current value or the contract value; and

(b) the total RBA will be reset to the lesser of its current value or the contract value; and

(c) the ALP, if established, will be reset to the lesser of its current value or 6% of the contract value; or:

- Single Life: 6%;

- Joint Life: 5.5%

of the contract value; and

(d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

(e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not less than zero; and

(f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

You may request to change your model portfolio by written request on an authorized form or by another method agreed to by us.

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER YOUR CONTRACT: You may elect only the SecureSource -- Single Life rider or the SecureSource -- Joint Life rider. If you elect the SecureSource rider, you may not elect the Accumulation Benefit rider.

- NON-CANCELABLE: Once elected, the SecureSource rider may not be cancelled (except as provided under "Rider Termination" heading below) and the fee will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below). Dissolution of marriage does not terminate the SecureSource -- Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource -- Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural ownership). The rider will terminate at the

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  death of the contract owner (or annuitant in the case of nonnatural ownership)
  because the original spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal continuation provision of the contract upon the owner's death, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary. For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse can not utilize the spousal continuation provision of the contract when the death benefit is payable.


- LIMITATIONS ON PURCHASE PAYMENTS: Currently, we limit the cumulative additional purchase payments to $100,000.


- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to surrender from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:


- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Also, withdrawals before age 59 1/2 may incur a 10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.


- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix E for additional information.


- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions"). Therefore, a SecureSource rider may be of limited value to you.


KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment, plus any purchase payment credit.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.


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- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment, plus any purchase payment credit).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment, plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

  1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

  2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.


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GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to the purchase payment amount, plus any purchase payment credit multiplied by 7%.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. Each payment's GBP will be reset to 7% of the sum of purchase payment and any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.


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SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If the owner is a nonnatural person, e.g., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.


JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application and as shown in the contract for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.


ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):

- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:

- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 68.

  (b) the rider anniversary on/following the date the younger covered spouse reaches age 68.

  (c) upon the first death of a covered spouse, then

      (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or

      (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or

      (3) the rider anniversary following the date the surviving covered spouse reaches age 68.

  (d) Following dissolution of marriage of the covered spouses,

      (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or

      (2) the rider anniversary following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the sum of the purchase payment plus any purchase payment credits.


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- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up"
  headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credit, multiplied by;

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.

- THE RALP IS DETERMINED AT THE FOLLOWING TIMES:

- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of purchase payments, plus purchase payment credit, multiplied by 6%.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credit, multiplied by:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the sum of the purchase payment amount plus any purchase payment credit.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and the RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:


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- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.


Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix E for additional information.


STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the contract value is greater than the ALP, if established, on the step up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or:

- SINGLE LIFE: 6%;

- JOINT LIFE: 5.5%

of the contract value on the step up date.


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- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH:
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource - Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to a spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource - Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR SURRENDER PROVISION OF YOUR CONTRACT: For surrenders, the surrender will be made from the variable subaccounts, and the Regular Fixed Account (if applicable) in the same proportion as your interest in each bears to the contract value less amounts in any Special DCA fixed account. You cannot specify from which accounts the surrender is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or


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    (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

    (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

- SINGLE LIFE: covered person;

- JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full surrender of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:
SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If

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spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.


- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

REMAINING BENEFIT AMOUNT (RBA) PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").


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This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than your spouse continues the contract, or

   (b) your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

   (a) any one other than a covered spouse continues the contract, or

   (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

GUARANTEED MINIMUM ACCUMULATION BENEFIT (ACCUMULATION BENEFIT) RIDER
THE ACCUMULATION BENEFIT RIDER IS NOT AVAILABLE FOR RAVA 4 ACCESS.
The Accumulation Benefit rider is an optional benefit that you may select for an additional charge. It is available for nonqualified annuities and qualified annuities, except under 401(a) plans. The Accumulation Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Benefit rider, the Accumulation Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Benefit rider on the valuation date your contract value reached zero.

If you are (or if the owner is a non-natural person, then the annuitant) is 80 or younger at contract issue, you may elect the Accumulation Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Benefit rider may not be purchased with the optional SecureSource rider. When the rider ends, you may be able to purchase another optional rider we then offer by written request received within 30 days of that contract anniversary date.

You should consider whether an Accumulation Benefit rider is appropriate for you because:

- you must participate in the PN program and you must elect one of the model portfolios. This requirement limits your choice of subaccounts and regular fixed account to those that are in the model portfolio you select. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.");


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- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below);

- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Benefit rider, which is the length of the waiting period under the Accumulation Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Benefit rider may provide;

- the 10 year waiting period under the Accumulation Benefit rider will restart if you exercise the Elective Step-Up Option (described below) or your surviving spouse exercises the spousal continuation Elective Step-Up (described below); and

- the 10 year waiting period under the Accumulation Benefit rider may be restarted if you elect to change your model portfolio to one that causes the Accumulation Benefit rider charge to increase (see "Charges").

Be sure to discuss with your financial advisor whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

We reserve the right to restart the waiting period on the latest contract anniversary if you change your model portfolio after we have exercised our rights to increase the rider fee.

Your initial MCAV is equal to your initial purchase payment and any purchase payment credit. It is increased by the amount of any subsequent purchase payments and purchase payment credits received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the Automatic Step Up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the charge (although the total fee for the rider may increase).


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ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, you will pay the charge that is in effect on the valuation date we receive your written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available to non-spouse beneficiaries that continue the contract during the waiting period.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS
If your MCAV is increased as a result of Elective Step Up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments and purchase payment credits (if applicable) received during this period.

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the charge for the Accumulation Benefit rider, the spouse will pay the charge that is in effect on the valuation date we receive their written request to step up for the entire contract year. In addition, the waiting period will restart as of the most recent contract anniversary.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender; or

  - annuitization begins; or

  - the contract terminates as a result of the death benefit being paid.

  The rider will terminate on the benefit date.

For an example, see Appendix D.


OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED


GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER



Disclosure for GWB for Life rider may be found in the Appendix F.


THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting at the settlement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below except under Plan E.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your settlement date (less any applicable premium tax). During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.


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AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:
- the annuity payout plan you select;

- your age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (Fixed payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payout for each $1,000 of contract value according to your age and, when applicable, your sex. (Where required by law, we will use a unisex table of settlement rates.)

Table A shows the amount of the first variable payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts. If you ask us at least 30 days before the settlement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% Table A in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment rate and payouts will decrease if the return is below the assumed investment rate. Using the 5% assumed interest rate results in a higher initial payout, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

Table B shows the minimum amount of each fixed payout. Amounts in Table B are based on the guaranteed annual effective interest rate shown in your contract. We declare current payout rates that we use in determining the actual amount of your fixed payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract value is used to purchase the payout plan:

- PLAN A: LIFE ANNUITY -- NO REFUND: We make monthly payouts until your death. Payouts end with the last payout before your death. We will not make any further payouts. This means that if you die after we made only one monthly payout, we will not make any more payouts.

- PLAN B: LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if you should die before the elected period expires. We calculate the guaranteed payout period from the settlement date. If you outlive the elected guaranteed payout period, we will continue to make payouts until your death.

- PLAN C: LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until your death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether you living or not.

- PLAN D: JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the owner and a joint owner are living. If either owner dies, we will continue to make monthly payouts at the full amount until the death of the surviving owner. Payouts end with the death of the second owner.

- PLAN E: PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect. We will make payouts only for the number of years specified whether you are living or not. Depending on the selected time period, it is foreseeable that you can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation will be either 5.17% or 6.67%, depending on the applicable assumed investment rate (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")


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- RBA PAYOUT OPTION: If you have a GWB for Life or SecureSource rider under your contract, you may elect the Withdrawal Benefit RBA payout option as an alternative to the above annuity payout plans. This option may not be available if the contract is issued to qualify under Sections 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using life expectancy tables published by IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits"). These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the settlement date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will generally meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

WRITTEN INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the settlement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the regular fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

TAXES


Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay federal income tax until there is a distribution (or deemed distribution) from the contract. Certain exceptions apply. We will send a tax information reporting form for any year in which we made a distribution according to our records.


NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.


ANNUITY PAYOUTS: Generally, unlike surrenders, the taxation of annuity payouts is subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")


SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before your annuity payouts begin, including withdrawals under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the surrender exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.


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You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.


WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.


If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments.


ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of the annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.

TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.


1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies and annuity contracts, while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment or annuity contract, (2) the exchange of an endowment contract for an annuity contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, (3) the exchange of an annuity contract for another annuity contract. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.



For exchanges after 2009, a life insurance policy, annuity or endowment contract or a qualified long-term care insurance contract may be exchanged for a qualified long-term care insurance contract.



For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if withdrawals are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. (If certain life events occur between the date of the partial exchange and the


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date of the withdrawal in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrender from either contract.


ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.


REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by life expectancy factor. Certain death benefits and optional riders may be considered in determining the fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.


WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.



In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.


- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;


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- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.



State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only); or

- to pay certain medical or education expenses (IRAs only).

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.

SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on the death of you or the annuitant as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not taxed to us, and therefore no charge is made against the subaccounts for federal income taxes and there is no withholding. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.


 62 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or no longer the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;

- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.


- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its sales representatives sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.


PAYMENTS TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 6.00% each time you make a purchase payment. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of commissions based on which investment options you select.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 63

- We may pay selling firms a temporary additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay a temporary additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulations, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We generally (but may not) offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

- sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for sales representatives, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

- marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

- providing service to contract owners; and

- funding other events sponsored by a selling firm that may encourage the selling firm's sales representatives to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its sales representatives to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and surrendering the contract (see "Expense Summary");

- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The funds"); and

- revenues we receive from other contracts and policies we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying funds in which the subaccounts you select invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their sales representatives to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its sales representatives to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO FINANCIAL ADVISORS
- The selling firm pays its sales representatives. The selling firm decides the compensation and benefits it will pay its financial advisors.

- To inform yourself of any potential conflicts of interest, ask your financial advisor before you buy how the selling firm and its financial advisors are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
We issue the contracts. We are a stock life insurance company organized in 1972 under the laws of the state of New York and are located at 20 Madison Avenue Extension, Albany, New York 12203. Our mailing address is P.O. Box 5144, Albany, New

 64 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

York 12205. We are a wholly-owned subsidiary of RiverSource Life Insurance Company, which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.


RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 65

APPENDIX A: THE FUNDS

UNLESS AN ASSET ALLOCATION PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:





----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES             INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Capital   Seeks growth of capital.                      Invesco Aim Advisors,
Appreciation                                                     Inc. adviser, advisory
Fund, Series II                                                  entities affiliated
Shares                                                           with Invesco Aim
                                                                 Advisors, Inc.,
                                                                 subadvisers.

                                                                 On or about Aug. 1,
                                                                 2009, the business of
                                                                 Invesco Aim Advisors,
                                                                 Inc. and Invesco Global
                                                                 Asset Management, Inc.
                                                                 will be combined into
                                                                 Invesco Institutional,
                                                                 which will be renamed
                                                                 Invesco Advisers, Inc.
                                                                 and will serve as the
                                                                 Fund's investment
                                                                 adviser.
----------------------------------------------------------------------------------------

AIM V.I. Capital   Seeks long-term growth of capital.            Invesco Aim Advisors,
Development Fund,                                                Inc. adviser, advisory
Series II Shares                                                 entities affiliated
                                                                 with Invesco Aim
                                                                 Advisors, Inc.,
                                                                 subadvisers.

                                                                 On or about Aug. 1,
                                                                 2009, the business of
                                                                 Invesco Aim Advisors,
                                                                 Inc. and Invesco Global
                                                                 Asset Management, Inc.
                                                                 will be combined into
                                                                 Invesco Institutional,
                                                                 which will be renamed
                                                                 Invesco Advisers, Inc.
                                                                 and will serve as the
                                                                 Fund's investment
                                                                 adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks capital growth.                         Invesco Aim Advisors,
Financial                                                        Inc. adviser, advisory
Services Fund,                                                   entities affiliated
Series II Shares                                                 with Invesco Aim
                                                                 Advisors, Inc.,
                                                                 subadvisers.

                                                                 On or about Aug. 1,
                                                                 2009, the business of
                                                                 Invesco Aim Advisors,
                                                                 Inc. and Invesco Global
                                                                 Asset Management, Inc.
                                                                 will be combined into
                                                                 Invesco Institutional,
                                                                 which will be renamed
                                                                 Invesco Advisers, Inc.
                                                                 and will serve as the
                                                                 Fund's investment
                                                                 adviser.

----------------------------------------------------------------------------------------



 66 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES             INVESTMENT ADVISER
----------------------------------------------------------------------------------------
AIM V.I. Global    Seeks capital growth.                         Invesco Aim Advisors,
Health Care Fund,                                                Inc. adviser, advisory
Series II Shares                                                 entities affiliated
                                                                 with Invesco Aim
                                                                 Advisors, Inc.,
                                                                 subadvisers.

                                                                 On or about Aug. 1,
                                                                 2009, the business of
                                                                 Invesco Aim Advisors,
                                                                 Inc. and Invesco Global
                                                                 Asset Management, Inc.
                                                                 will be combined into
                                                                 Invesco Institutional,
                                                                 which will be renamed
                                                                 Invesco Advisers, Inc.
                                                                 and will serve as the
                                                                 Fund's investment
                                                                 adviser.
----------------------------------------------------------------------------------------

AIM V.I.           Seeks long-term growth of capital.            Invesco Aim Advisors,
International                                                    Inc. adviser, advisory
Growth Fund,                                                     entities affiliated
Series II Shares                                                 with Invesco Aim
                                                                 Advisors, Inc.,
                                                                 subadvisers.

                                                                 On or about Aug. 1,
                                                                 2009, the business of
                                                                 Invesco Aim Advisors,
                                                                 Inc. and Invesco Global
                                                                 Asset Management, Inc.
                                                                 will be combined into
                                                                 Invesco Institutional,
                                                                 which will be renamed
                                                                 Invesco Advisers, Inc.
                                                                 and will serve as the
                                                                 Fund's investment
                                                                 adviser.
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.            AllianceBernstein L.P.
VPS Global
Technology
Portfolio (Class
B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.            AllianceBernstein L.P.
VPS Growth and
Income Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.            AllianceBernstein L.P.
VPS International
Value Portfolio
(Class B)
----------------------------------------------------------------------------------------

AllianceBernstein  Seeks long-term growth of capital.            AllianceBernstein L.P.
VPS Large Cap
Growth Portfolio
(Class B)
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a   American Century
VP Mid Cap Value,  secondary objective.                          Investment Management,
Class II                                                         Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth.               American Century
VP Ultra(R),                                                     Investment Management,
Class II                                                         Inc.
----------------------------------------------------------------------------------------

American Century   Seeks long-term capital growth. Income is a   American Century
VP Value, Class    secondary objective.                          Investment Management,
II                                                               Inc.
----------------------------------------------------------------------------------------

Columbia High      Seeks total return, consisting of a high      Columbia Management
Yield Fund,        level of income and capital appreciation.     Advisors, LLC, advisor;
Variable Series,                                                 MacKay Shields LLC,
Class B                                                          subadviser.
----------------------------------------------------------------------------------------

Columbia Marsico   Seeks long-term growth of capital.            Columbia Management
Growth Fund,                                                     Advisors, LLC, adviser;
Variable Series,                                                 Marsico Capital
Class A                                                          Management, LLC, sub-
                                                                 adviser.

----------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 67

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES             INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Columbia Marsico   Seeks long-term growth of capital.            Columbia Management
International                                                    Advisors, LLC, adviser;
Opportunities                                                    Marsico Capital
Fund, Variable                                                   Management, LLC, sub-
Series, Class B                                                  adviser.
----------------------------------------------------------------------------------------

Credit Suisse      Seeks total return.                           Credit Suisse Asset
Trust - Commodity                                                Management, LLC
Return Strategy
Portfolio
----------------------------------------------------------------------------------------

Dreyfus Variable   Seeks capital growth.                         The Dreyfus
Investment Fund                                                  Corporation; Newton
International                                                    Capital Management
Equity Portfolio,                                                Limited, sub-adviser
Service Shares
----------------------------------------------------------------------------------------

Eaton Vance VT     Seeks high level of current income.           Eaton Vance Management
Floating-Rate
Income Fund
----------------------------------------------------------------------------------------

Evergreen VA       Seeks capital growth with the potential for   Evergreen Investment
Fundamental Large  current income.                               Management Company, LLC
Cap Fund - Class
2
----------------------------------------------------------------------------------------

Evergreen VA       Seeks long-term capital growth and            Evergreen Investment
International      secondarily, modest income.                   Management Company, LLC
Equity
Fund - Class 2
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term capital appreciation.         Fidelity Management &
Contrafund(R)      Normally invests primarily in common stocks.  Research Company (FMR),
Portfolio Service  Invests in securities of companies whose      investment manager; FMR
Class 2            value it believes is not fully recognized by  U.K. and FMR Far East,
                   the public. Invests in either "growth"        sub-advisers.
                   stocks or "value" stocks or both. The fund
                   invests in domestic and foreign issuers.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally   FMR, investment
Mid Cap Portfolio  invests primarily in common stocks. Normally  manager; FMR U.K., FMR
Service Class 2    invests at least 80% of assets in securities  Far East, sub-advisers.
                   of companies with medium market
                   capitalizations. May invest in companies
                   with smaller or larger market
                   capitalizations. Invests in domestic and
                   foreign issuers. The Fund invests in either
                   "growth" or "value" common stocks or both.
----------------------------------------------------------------------------------------

Fidelity(R) VIP    Seeks long-term growth of capital. Normally   FMR, investment
Overseas           invests primarily in common stocks            manager; FMR U.K., FMR
Portfolio Service  allocating investments across different       Far East, Fidelity
Class 2            countries and regions. Normally invests at    International
                   least 80% of assets in non-U.S. securities.   Investment Advisors
                                                                 (FIIA) and FIIA U.K.,
                                                                 sub-advisers.
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks high total return.                      Franklin Templeton
Global Real                                                      Institutional, LLC
Estate Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Franklin    Seeks long-term total return.                 Franklin Advisory
Small Cap Value                                                  Services, LLC
Securities
Fund - Class 2
----------------------------------------------------------------------------------------

FTVIPT Mutual      Seeks capital appreciation, with income as a  Franklin Mutual
Shares Securities  secondary goal.                               Advisers, LLC
Fund - Class 2
----------------------------------------------------------------------------------------

Goldman Sachs VIT  Seeks long-term growth of capital and         Goldman Sachs Asset
Structured U.S.    dividend income.                              Management, L.P.
Equity
Fund - Instituti-
onal Shares

----------------------------------------------------------------------------------------



 68 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES             INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Janus Aspen        Seeks long-term growth of capital in a        Janus Capital
Series Janus       manner consistent with the preservation of    Management LLC
Portfolio:         capital.
Service Shares
(previously Janus
Aspen Series
Large Cap Growth
Portfolio:
Service Shares)
----------------------------------------------------------------------------------------

Legg Mason         Seeks long-term growth of capital.            Legg Mason Partners
Partners Variable                                                Fund Advisor, LLC,
Small Cap Growth                                                 adviser; ClearBridge
Portfolio, Class                                                 Advisors, LLC, sub-
I                                                                adviser.
----------------------------------------------------------------------------------------

MFS(R) Investors   Seeks capital appreciation.                   MFS Investment
Growth Stock                                                     Management(R)
Series - Service
Class
----------------------------------------------------------------------------------------

MFS(R) Utilities   Seeks total return.                           MFS Investment
Series - Service                                                 Management(R)
Class
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by          Neuberger Berman
Advisers           investing primarily in common stocks of       Management Inc.
Management Trust   foreign companies.
International
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Neuberger Berman   Seeks long-term growth of capital by          Neuberger Berman
Advisers           investing primarily in securities of          Management Inc.
Management Trust   companies that meet the Fund's financial
Socially           criteria and social policy.
Responsive
Portfolio (Class
S)
----------------------------------------------------------------------------------------

Oppenheimer        Seeks long-term capital appreciation.         OppenheimerFunds, Inc.
Global Securities
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer Main   Seeks capital appreciation.                   OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
----------------------------------------------------------------------------------------

Oppenheimer        Seeks high level of current income            OppenheimerFunds, Inc.
Strategic Bond     principally derived from interest on debt
Fund/VA, Service   securities.
Shares
----------------------------------------------------------------------------------------

Oppenheimer Value  Seeks high level of current income            OppenheimerFunds, Inc.
Fund/VA, Service   principally derived from interest on debt
Shares             securities.
----------------------------------------------------------------------------------------

PIMCO VIT All      Seeks maximum real return consistent with     Pacific Investment
Asset Portfolio,   preservation of real capital and prudent      Management Company LLC
Advisor Share      investment management period.
Class
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is      RiverSource
Asset Allocation   consistent with an aggressive level of risk.  Investments, LLC
Portfolios - Agg-  This is a "fund of funds" and seeks to
ressive            achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to minimize
                   the risks inherent in investing in a single
                   fund.

----------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 69

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES             INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Disciplined   Seeks high level of total return that is      RiverSource
Asset Allocation   consistent with a conservative level of       Investments, LLC
Portfolios - Con-  risk. This is a "fund of funds" and seeks to
servative          achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to minimize
                   the risks inherent in investing in a single
                   fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is      RiverSource
Asset Allocation   consistent with a moderate level of risk.     Investments, LLC
Portfolios - Mod-  This is a "fund of funds" and seeks to
erate              achieve its objective by investing in a
                   combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to minimize
                   the risks inherent in investing in a single
                   fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is      RiverSource
Asset Allocation   consistent with a moderate aggressive level   Investments, LLC
Portfolios - -     of risk. This is a "fund of funds" and seeks
Moderately         to achieve its objective by investing in a
Aggressive         combination of underlying funds for which
                   RiverSource Investments acts as investment
                   manager or an affiliate acts as principal
                   underwriter. By investing in several
                   underlying funds, the Fund seeks to minimize
                   the risks inherent in investing in a single
                   fund.
----------------------------------------------------------------------------------------

RVST Disciplined   Seeks high level of total return that is      RiverSource
Asset Allocation   consistent with a moderate conservative       Investments, LLC
Portfolios - -     level of risk. This is a "fund of funds" and
Moderately         seeks to achieve its objective by investing
Conservative       in a combination of underlying funds for
                   which RiverSource Investments acts as
                   investment manager or an affiliate acts as
                   principal underwriter. By investing in
                   several underlying funds, the Fund seeks to
                   minimize the risks inherent in investing in
                   a single fund.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital growth.               RiverSource
Partners Variable                                                Investments, LLC,
Portfolio - Fund-                                                adviser; Davis Selected
amental Value                                                    Advisers, L.P.,
Fund                                                             subadviser.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.            RiverSource
Partners Variable                                                Investments, LLC,
Portfolio - Sele-                                                adviser; Systematic
ct Value Fund                                                    Financial Management,
                                                                 L.P. and WEDGE Capital
                                                                 Management L.L.P., sub-
                                                                 advisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.         RiverSource
Partners Variable                                                Investments, LLC,
Portfolio - Small                                                adviser; Barrow,
Cap Value Fund                                                   Hanley, Mewhinney &
                                                                 Strauss, Inc., Denver
                                                                 Investment Advisors
                                                                 LLC, Donald Smith &
                                                                 Co., Inc., River Road
                                                                 Asset Management, LLC
                                                                 and Turner Investment
                                                                 Partners, Inc.,
                                                                 subadvisers.
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks maximum total investment return         RiverSource
Variable           through a combination of capital growth and   Investments, LLC
Portfolio - Bala-  current income.
nced Fund

----------------------------------------------------------------------------------------



 70 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES             INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST RiverSource   Seeks maximum current income consistent with  RiverSource
Variable           liquidity and stability of principal.         Investments, LLC
Portfolio - Cash
Management Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income while      RiverSource
Variable           attempting to conserve the value of the       Investments, LLC
Portfolio - Dive-  investment for the longest period of time.
rsified Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and, as a  RiverSource
Variable           secondary goal, steady growth of capital.     Investments, LLC
Portfolio - Dive-
rsified Equity
Income Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks capital appreciation.                   RiverSource
Variable                                                         Investments, LLC
Portfolio - Dyna-
mic Equity Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Equity Fund)
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks high total    RiverSource
Variable           return through income and growth of capital.  Investments, LLC
Portfolio - Glob-
al Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Non-diversified fund that seeks total return  RiverSource
Variable           that exceeds the rate of inflation over the   Investments, LLC
Portfolio - Glob-  long-term.
al Inflation
Protected
Securities Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high current income, with capital       RiverSource
Variable           growth as a secondary objective.              Investments, LLC
Portfolio - High
Yield Bond Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high total return through current       RiverSource
Variable           income and capital appreciation.              Investments, LLC
Portfoli-
o - Income
Opportunities
Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks growth of capital.                      RiverSource
Variable                                                         Investments, LLC
Portfolio - Mid
Cap Growth Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term growth of capital.            RiverSource
Variable                                                         Investments, LLC
Portfolio - Mid
Cap Value Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks long-term capital appreciation.         RiverSource
Variable                                                         Investments, LLC
Portfolio - S&P
500 Index Fund
----------------------------------------------------------------------------------------

RVST RiverSource   Seeks high level of current income and        RiverSource
Variable           safety of principal consistent with           Investments, LLC
Portfolio - Short  investment in U.S. government and government
Duration U.S.      agency securities.
Government Fund

----------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 71

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES             INVESTMENT ADVISER
----------------------------------------------------------------------------------------
RVST Seligman      Seeks long-term capital growth.               RiverSource
Variable                                                         Investments, LLC
Portfolio - Grow-
th Fund
(previously RVST
RiverSource
Variable
Portfolio - Grow-
th Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term growth of capital.            RiverSource
Variable                                                         Investments, LLC
Portfolio - Larg-
er-Cap Value Fund
(previously RVST
RiverSource
Variable
Portfolio - Large
Cap Value Fund)
----------------------------------------------------------------------------------------

RVST Seligman      Seeks long-term capital growth.               RiverSource
Variable                                                         Investments, LLC,
Portfolio - Smal-                                                adviser; Kenwood
ler-Cap Value                                                    Capital Management LLC,
Fund (previously                                                 sub-adviser.
RVST RiverSource
Variable
Portfolio - Small
Cap Advantage
Fund)
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks long-term capital growth.               RiverSource
Variable                                                         Investments, LLC,
Portfolio - Emer-                                                adviser; Threadneedle
ging Markets Fund                                                International Limited,
                                                                 an indirect wholly-
                                                                 owned subsidiary of
                                                                 Ameriprise Financial,
                                                                 sub-adviser.
----------------------------------------------------------------------------------------

RVST Threadneedle  Seeks capital appreciation.                   RiverSource
Variable                                                         Investments, LLC,
Portfolio - In-                                                  adviser; Threadneedle
ternational                                                      International Limited,
Opportunity Fund                                                 an indirect wholly-
                                                                 owned subsidiary of
                                                                 Ameriprise Financial,
                                                                 sub-adviser.
----------------------------------------------------------------------------------------

Van Kampen Life    Seeks capital growth and income through       Van Kampen Asset
Investment Trust   investments in equity securities, including   Management
Comstock           common stocks, preferred stocks and
Portfolio, Class   securities convertible into common and
II Shares          preferred stocks.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks current income and capital              Morgan Stanley
Global Real        appreciation.                                 Investment Management
Estate Portfolio,                                                Inc., doing business as
Class II Shares                                                  Van Kampen, adviser;
                                                                 Morgan Stanley
                                                                 Investment Management
                                                                 Limited and Morgan
                                                                 Stanley Investment
                                                                 Management Company,
                                                                 sub-advisers.
----------------------------------------------------------------------------------------

Van Kampen UIF     Seeks long-term capital growth.               Morgan Stanley
Mid Cap Growth                                                   Investment Management
Portfolio, Class                                                 Inc., doing business as
II Shares                                                        Van Kampen.
----------------------------------------------------------------------------------------

Wanger             Seeks long-term growth of capital.            Columbia Wanger Asset
International                                                    Management, L.P.
----------------------------------------------------------------------------------------

Wanger USA         Seeks long-term capital appreciation.         Columbia Wanger Asset
                                                                 Management, L.P.
----------------------------------------------------------------------------------------

Wells Fargo        Seeks long-term total return, consisting of   Wells Fargo Funds
Advantage VT       capital appreciation and current income.      Management, LLC,
Opportunity Fund                                                 adviser; Wells Capital
                                                                 Management
                                                                 Incorporated, sub-
                                                                 adviser.

----------------------------------------------------------------------------------------



 72 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

----------------------------------------------------------------------------------------
INVESTING IN       INVESTMENT OBJECTIVE AND POLICIES             INVESTMENT ADVISER
----------------------------------------------------------------------------------------
Wells Fargo        Seeks long-term total return, consisting of   Wells Fargo Funds
Advantage VT       capital appreciation and current income.      Management, LLC,
Small Cap Growth                                                 adviser; Wells Capital
Fund                                                             Management
                                                                 Incorporated, sub-
                                                                 adviser.
----------------------------------------------------------------------------------------





   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 73

APPENDIX B: EXAMPLE -- SURRENDER CHARGES

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE VARIOUS SURRENDER CHARGE CALCULATIONS. THE EXAMPLES MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

FULL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:
This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the fourth contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------

                                                                CONTRACT      CONTRACT
                                                               WITH GAIN     WITH LOSS
                  Contract Value at time of full surrender:   $120,000.00   $ 80,000.00
                       Contract Value on prior anniversary:    115,000.00     85,000.00
STEP 1.  We determine the Total Free Amount (TFA) available
         in the contract as the greatest of the earnings or
         10% of the prior anniversary value:
                                  Earnings in the contract:     20,000.00          0.00
             10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                              -----------   -----------
                                         Total Free Amount:     20,000.00      8,500.00
STEP 2.  We determine the TFA that is from Purchase
         Payments:
                                         Total Free Amount:     20,000.00      8,500.00
                                  Earnings in the contract:     20,000.00          0.00
            Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00
STEP 3.  We calculate the Premium Ratio (PR):
                     PR = [WD - TFA] / [CV - TFA]
                                                       WD =    120,000.00     80,000.00   = the amount of the surrender
                                                      TFA =     20,000.00      8,500.00   = the total free amount, step 1
                                                       CV =    120,000.00     80,000.00   = the contract value at the time
                                                                                            of the surrender
                                                       PR =          100%          100%   = the premium ratio
STEP 4.  We calculate Chargeable Purchase Payments being
         Surrendered (CPP):
                     CPP = PR x (PP - PPF)
                                                       PR =          100%          100%   = premium ratio, step 3
                                                       PP =    100,000.00    100,000.00   = purchase payments not
                                                                                            previously surrendered
                                                      PPF =          0.00      8,500.00   = purchase payments being
                                                                                            surrendered free, step 2
                                                      CPP =    100,000.00     91,500.00
STEP 5.  We calculate the Surrender Charges:
                              Chargeable Purchase Payments:    100,000.00     91,500.00
                               Surrender Charge Percentage:            7%            7%
                                          Surrender Charge:      7,000.00      6,405.00
STEP 6.  We calculate the Net Surrender Value:                 120,000.00     80,000.00
                                Contract Value Surrendered:     (7,000.00)    (6,405.00)
            Contract Charge (assessed upon full surrender):        (30.00)       (30.00)
                               Net Full Surrender Proceeds:    112,970.00     73,565.00




 74 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- TEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Advantage contract with a ten-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and


- you request a gross partial surrender of $50,000 during the fourth contract year. The surrender charge percentage is 7.0%; and


- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------


                                                                CONTRACT      CONTRACT
                                                               WITH GAIN     WITH LOSS
               Contract Value at time of partial surrender:   $120,000.00   $ 80,000.00
                       Contract Value on prior anniversary:    115,000.00     85,000.00
STEP 1.  We determine the Total Free Amount (TFA) available
         in the contract as the greatest of the earnings or
         10% of the prior anniversary value:
                                  Earnings in the contract:     20,000.00          0.00
             10% of the prior anniversary's contract value:     11,500.00      8,500.00
                                                              -----------   -----------
                                         Total Free Amount:     20,000.00      8,500.00
STEP 2.  We determine the TFA that is from Purchase
         Payments:
                                         Total Free Amount:     20,000.00      8,500.00
                                  Earnings in the contract:     20,000.00          0.00
            Purchase Payments being Surrendered Free (PPF):          0.00      8,500.00
STEP 3.  We calculate the Premium Ratio (PR):
                     PR = [WD - TFA] / [CV - TFA]
                                                       WD =     50,000.00     50,000.00   = the amount of the surrender
                                                      TFA =     20,000.00      8,500.00   = the total free amount, step 1
                                                       CV =    120,000.00     80,000.00   = the contract value at the time
                                                                                            of surrender
                                                       PR =           30%           58%   = the premium ratio
STEP 4.  We calculate the Chargeable Purchase Payments
         being Surrendered (CPP):
                     CPP = PR x (PP-PPF)
                                                       PR =           30%           58%   = premium ratio, step 3
                                                       PP =    100,000.00    100,000.00   = purchase payments not
                                                                                            previously surrendered
                                                      PPF =          0.00      8,500.00   = purchase payments being
                                                                                            surrendered free, step 2
                                                      CPP =     30,000.00     53,108.39   = chargeable purchase
                                                                                            payments being surrendered
STEP 5.  We calculate the Surrender Charges:
                              Chargeable Purchase Payments:     30,000.00     53,108.39
                               Surrender Charge Percentage:            7%            7%
                                          Surrender Charge:         2,100         3,718
STEP 6.  We calculate the Net Surrender Value:
                                Contract Value Surrendered:     50,000.00     50,000.00
                                          Surrender Charge:     (2,100.00)    (3,717.59)
                            Net Partial Surrender Proceeds:     47,900.00     46,282.41





   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 75

FULL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:
This is an example of how we calculate the surrender charge for a full surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and

- you surrender the contract for its total value during the second contract year. The surrender charge percentage is 7.0%; and

- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------

                                                                CONTRACT     CONTRACT
                                                               WITH GAIN     WITH LOSS
                  Contract Value at time of full surrender:   $120,000.00   $80,000.00
                       Contract Value on prior anniversary:    115,000.00    85,000.00
STEP 1.  We determine the Total Free Amount (TFA) available
         in the contract as the greatest of the earnings or
         10% of the prior anniversary value:
                                  Earnings in the Contract:     20,000.00         0.00
             10% of the prior anniversary's contract value:     11,500.00     8,500.00
                                                              -----------   ----------
                                         Total Free Amount:     20,000.00     8,500.00
STEP 2.  We determine the TFA and Amount Free that is from
         Purchase Payments:
                                         Total Free Amount:     20,000.00     8,500.00
                                  Earnings in the contract:     20,000.00         0.00
            Purchase Payments being Surrendered Free (PPF):          0.00     8,500.00
STEP 3.  We calculate the Premium Ratio (PR):
                     PR = [WD - TFA] / [CV - TFA]
                                                       WD =    120,000.00    80,000.00   = the amount of the
                                                                                           surrender
                                                      TFA =     20,000.00     8,500.00   = the total free
                                                                                           amount, step 1
                                                       CV =    120,000.00    80,000.00   = the contract
                                                                                           value at the time
                                                                                           of the surrender
                                                       PR =          100%         100%
STEP 4.  We calculate Chargeable Purchase Payments being
         Surrendered (CPP):
                       CPP =  PR x (PP - PPF)
                                                       PR =          100%         100%   = premium ratio,
                                                                                           step 3
                                                       PP =    100,000.00   100,000.00   = purchase payments
                                                                                           not
                                                                                           previously
                                                                                           surrendered
                                                      PPF =          0.00     8,500.00   = purchase payments
                                                                                           being
                                                                                           surrendered free,
                                                                                           step 2
                                                      CPP =    100,000.00    91,500.00
STEP 5.  We calculate the Surrender Charges:
                              Chargeable Purchase Payments:    100,000.00    91,500.00
                               Surrender Charge Percentage:            7%           7%
                                          Surrender Charge:      7,000.00     6,405.00
STEP 6.  We calculate the Net Surrender Value:                 120,000.00    80,000.00
                                Contract Value Surrendered:     (7,000.00)   (6,405.00)
            Contract Charge (assessed upon full surrender):        (30.00)      (30.00)
                               Net Full Surrender Proceeds:    112,970.00    73,565.00




 76 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PARTIAL SURRENDER CHARGE CALCULATION -- THREE-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge for a partial surrender on a RAVA 4 Select contract with a three-year surrender charge schedule with the following history:

- we receive a single $100,000 purchase payment; and


- you request a gross partial surrender of $50,000 during the second contract year. The surrender charge percentage is 7.0%; and


- you have made no prior partial surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:

--------------------------------------------------------------------------------


                                                                CONTRACT     CONTRACT
                                                               WITH GAIN     WITH LOSS
               Contract Value at time of partial surrender:   $120,000.00   $80,000.00
                       Contract Value on prior anniversary:    115,000.00    85,000.00
STEP 1.  We determine the Total Free Amount (TFA) available
         in the contract as the greatest of the earnings or
         10% of the prior anniversary value:
                                  Earnings in the contract:     20,000.00         0.00
             10% of the prior anniversary's contract value:     11,500.00     8,500.00
                                                              -----------   ----------
                                         Total Free Amount:     20,000.00     8,500.00
STEP 2.  We determine the Amount Free that is from Purchase
         Payments:
                                         Total Free Amount:     20,000.00     8,500.00
                                  Earnings in the contract:     20,000.00         0.00
            Purchase Payments being Surrendered Free (PPF):          0.00     8,500.00
STEP 3.  We calculate the Premium Ratio (PR):
                     PR = [WD - TFA] / [CV - TFA]
                                                       WD =     50,000.00    50,000.00   = the amount of the
                                                                                           surrender
                                                      TFA =     20,000.00     8,500.00   = the total free
                                                                                           amount, step 1
                                                       CV =    120,000.00    80,000.00   = the contract
                                                                                           value at the time
                                                                                           of surrender
                                                       PR =           30%          58%   = the premium ratio
STEP 4.  We calculate the Chargeable Purchase Payments
         being Surrendered (CPP):
         CPP =  PR x (PP - PPF)
                                                       PR =           30%          58%   = premium ratio,
                                                                                           step 3
                                                       PP =    100,000.00   100,000.00   = purchase payments
                                                                                           not previously
                                                                                           surrendered
                                                      PPF =          0.00     8,500.00   = purchase payments
                                                                                           being surrendered
                                                                                           free, step 2
                                                      CPP =     30,000.00    53,108.39   = chargeable
                                                                                           purchase payments
                                                                                           being surrendered
STEP 5.  We calculate the Surrender Charges:
                              Chargeable Purchase Payments:     30,000.00    53,108.39
                               Surrender Charge Percentage:            7%           7%
                                          Surrender Charge:         2,100        3,718
STEP 6.  We calculate the Net Surrender Value:
                                Contract Value Surrendered:     50,000.00    50,000.00
                                          Surrender Charge:     (2,100.00)   (3,717.00)
                            Net Partial Surrender Proceeds:     47,900.00    46,282.41





   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 77

APPENDIX C: EXAMPLE -- OPTIONAL DEATH BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL DEATH BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THE EXAMPLES OF THE OPTIONAL DEATH BENEFITS IN APPENDIX INCLUDE PARTIAL SURRENDERS TO ILLUSTRATE THE EFFECT OF PARTIAL SURRENDERS ON THE PARTICULAR BENEFIT. THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL DEATH BENEFITS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL DEATH BENEFIT IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE "TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN DEATH BENEFITS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ROPP DEATH BENEFIT
- You purchase the contract (with the ROPP rider) with a payment of $20,000.

- The contract value falls to $18,000, at which point you take a $1,500 partial surrender, leaving a contract value of $16,500.

     We calculate the death benefit as follows:

     The total purchase payments minus adjustments for partial surrenders:

       Total purchase payments                                         $     20,000
       minus adjusted partial surrenders, calculated as:
       $1,500 x $20,000                                                      -1,667
       ----------------  =
            $18,000                                                     -----------
       for a death benefit of:                                         $     18,333


EXAMPLE -- MAV DEATH BENEFIT
- You purchase the contract (with the MAV rider) with a payment of $20,000.

- On the first contract anniversary the contract value grows to $24,000.

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 partial surrender, leaving a contract value of $20,500.

     We calculate the death benefit as follows:

     The maximum anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

       Greatest of your contract anniversary contract values:          $     24,000
       plus purchase payments made since that anniversary:                       +0
       minus adjusted partial surrenders, calculated as:
       $1,500 x $24,000                                                      -1,636
       ----------------  =
            $22,000                                                     -----------
       for a death benefit of:                                         $     22,364




 78 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE -- 5-YEAR MAV DEATH BENEFIT
- You purchase the contract (with the 5-Year MAV rider) with a payment of $20,000.

- On the fifth contract anniversary the contract value grows to $30,000.

- During the sixth contract year the contract value falls to $25,000, at which point you take a $1,500 partial surrender, leaving a contract value of $23,500.

     We calculate the death benefit as follows:

     The maximum 5-year anniversary value immediately preceding the date of death plus any payments made since that anniversary minus adjusted partial surrenders:

       Greatest of your 5-year contract anniversary contract
       values:                                                         $     30,000
       plus purchase payments made since that anniversary:                       +0
       minus adjusted partial surrenders, calculated as:
       $1,500 x $30,000                                                      -1,800
       ----------------  =
            $25,000                                                     -----------
       for a death benefit of:                                         $     28,200




   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 79

APPENDIX D: EXAMPLE -- OPTIONAL LIVING BENEFITS

THE PURPOSE OF THIS APPENDIX IS TO ILLUSTRATE THE OPERATION OF VARIOUS OPTIONAL LIVING BENEFIT RIDERS.

IN ORDER TO DEMONSTRATE THESE CONTRACT RIDERS, AN EXAMPLE MAY SHOW HYPOTHETICAL CONTRACT VALUES. THESE CONTRACT VALUES DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. ACTUAL CONTRACT VALUES MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING BUT NOT LIMITED TO THE INVESTMENT EXPERIENCE OF THE SUBACCOUNTS, SPECIAL DCA FIXED ACCOUNT, REGULAR FIXED ACCOUNT AND THE FEES AND CHARGES THAT APPLY TO YOUR CONTRACT.

THESE EXAMPLES ARE INTENDED TO SHOW HOW THE OPTIONAL RIDERS OPERATE, AND DO NOT TAKE INTO ACCOUNT WHETHER A PARTICULAR OPTIONAL RIDER IS PART OF A QUALIFIED ANNUITY. QUALIFIED ANNUITIES ARE SUBJECT TO RMDS AT CERTAIN AGES (SEE
"TAXES -- QUALIFIED ANNUITIES -- REQUIRED MINIMUM DISTRIBUTIONS") WHICH MAY REQUIRE YOU TO TAKE PARTIAL SURRENDERS FROM THE CONTRACT. IF YOU ARE CONSIDERING THE ADDITION OF CERTAIN OPTIONAL RIDERS TO A QUALIFIED ANNUITY, YOU SHOULD CONSULT YOUR TAX ADVISOR PRIOR TO MAKING A PURCHASE FOR AN EXPLANATION OF THE POTENTIAL TAX IMPLICATION TO YOU.

EXAMPLE -- ACCUMULATION BENEFIT RIDER
The following example shows how the Accumulation Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract (with the Accumulation Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the Elective Step-up option


- The Accumulation Benefit rider fee is 0.80%.



END OF
CONTRACT       ASSUMED NET       PARTIAL SURRENDER           ADJUSTED                      ACCUMULATION
YEAR         RATE OF RETURN     (BEGINNING OF YEAR)     PARTIAL SURRENDER       MCAV      BENEFIT AMOUNT     CONTRACT VALUE
1                   12%                    0                      0           100,000              0             111,104
2                   15%                    0                      0           101,398              0             126,747
3                    3%                    0                      0           103,604              0             129,505
4                   -8%                    0                      0           103,604              0             118,192
5                  -15%                    0                      0           103,604              0              99,634
6                   20%                2,000                  2,080           101,525              0             116,224
7                   15%                    0                      0           106,071              0             132,588
8                  -10%                    0                      0           106,071              0             118,375
9                  -20%                5,000                  4,480           101,590              0              89,851
10                 -12%                    0                      0           101,590         23,334              78,256





 80 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE -- SECURESOURCE RIDERS

EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 63.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.


                                                                                                        LIFETIME WITHDRAWAL
                                         HYPOTHETICAL            BASIC WITHDRAWAL BENEFIT                     BENEFIT
CONTRACT                                    ASSUMED      ----------------------------------------     -----------------------
DURATION      PURCHASE      PARTIAL        CONTRACT
IN YEARS      PAYMENTS    WITHDRAWALS        VALUE          GBA         RBA        GBP       RBP         ALP           RALP

At Issue      $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000       $  N/A        $  N/A

0.5                  0        5,000          92,000       100,000      95,000     7,000     2,000          N/A           N/A

1                    0            0          90,000        90,000(1)   90,000(1)  6,300     6,300          N/A           N/A

2                    0            0          81,000        90,000      90,000     6,300     6,300          N/A           N/A

5                    0            0          75,000        90,000      90,000     6,300     6,300        5,400(2)      5,400(2)

5.5                  0        5,400          70,000        90,000      84,600     6,300       900        5,400             0

6                    0            0          69,000        90,000      84,600     6,300     6,300        5,400         5,400

6.5                  0        6,300          62,000        90,000      78,300     6,300         0        3,720(3)          0

7                    0            0          64,000        90,000      78,300     6,300     6,300        3,840         3,840

7.5                  0       10,000          51,000        51,000(4)   51,000(4)  3,570         0        3,060(4)          0

8                    0            0          55,000        55,000      55,000     3,850     3,850        3,300         3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or model portfolio changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the Covered Person reaches age 68 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 81

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 68.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new Covered Person.


                                                                                                        LIFETIME WITHDRAWAL
                                         HYPOTHETICAL            BASIC WITHDRAWAL BENEFIT                     BENEFIT
CONTRACT                                    ASSUMED      ----------------------------------------     -----------------------
DURATION      PURCHASE      PARTIAL        CONTRACT
IN YEARS      PAYMENTS    WITHDRAWALS        VALUE          GBA         RBA        GBP       RBP         ALP           RALP

At Issue      $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000       $6,000        $6,000

1                    0            0         105,000       105,000     105,000     7,350     7,000(1)     6,300         6,000(1)

2                    0            0         110,000       110,000     110,000     7,700     7,000(1)     6,600         6,000(1)

3                    0            0         110,000       110,000     110,000     7,700     7,700(2)     6,600         6,600(2)

3.5                  0        6,600         110,000       110,000     103,400     7,700     1,100        6,600             0

4                    0            0         115,000       115,000     115,000     8,050     8,050        6,900         6,900

4.5                  0        8,050         116,000       115,000     106,950     8,050         0        6,900(3)          0

5                    0            0         120,000       120,000     120,000     8,400     8,400        7,200         7,200

5.5                  0       10,000         122,000       120,000(4)  110,000(4)  8,400         0        7,200(4)          0

6                    0            0         125,000       125,000     125,000     8,750     8,750        7,500         7,500

6.5                  0            0         110,000       125,000     125,000     8,750     8,750        6,600(5)      6,600(5)

7                    0            0         105,000       125,000     125,000     8,750     8,750        6,600         6,600


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


 82 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 62 and your spouse is age 63.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- You elect the Moderate model portfolio at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive model portfolio. The target model portfolio under the contract is the Moderate model portfolio.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                                                                                        LIFETIME WITHDRAWAL
                                         HYPOTHETICAL            BASIC WITHDRAWAL BENEFIT                     BENEFIT
CONTRACT                                    ASSUMED      ----------------------------------------     -----------------------
DURATION      PURCHASE      PARTIAL        CONTRACT
IN YEARS      PAYMENTS    WITHDRAWALS        VALUE          GBA         RBA        GBP       RBP         ALP           RALP

At Issue      $100,000      $    NA        $100,000      $100,000    $100,000    $7,000    $7,000       $   NA        $   NA

0.5                  0        5,000          92,000       100,000      95,000     7,000     2,000           NA            NA

1                    0            0          90,000        90,000(1)   90,000(1)  6,300     6,300           NA            NA

2                    0            0          81,000        90,000      90,000     6,300     6,300           NA            NA

6                    0            0          75,000        90,000      90,000     6,300     6,300        4,950(2)      4,950(2)

6.5                  0         4950          70,000        90,000      85,050     6,300     1,350        4,950             0

7                    0            0          69,000        90,000      85,050     6,300     6,300        4,950         4,950

7.5                  0        6,300          62,000        90,000      78,750     6,300         0        3,410(3)          0

8                    0            0          64,000        90,000      78,750     6,300     6,300        3,520         3,520

8.5                  0       10,000          51,000        51,000(4)   51,000(4)  3,570         0        2,805(4)          0

9                    0            0          55,000        55,000      55,000     3,850     3,850        3,025         3,025

9.5                  0            0          54,000        55,000      55,000     3,850     3,850        3,025         3,025

10                   0            0          52,000        55,000      55,000     3,850     3,850        3,025         3,025


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate model portfolio if you are invested more aggressively than the Moderate model portfolio.
(2) The ALP and RALP are established on the contract anniversary date following the date the younger Covered Spouse reaches age 68 as 5.5% of the RBA.
(3) The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 83

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract

- You are age 71 and your spouse is age 70.

- Automatic Annual Step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied Annual Step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                                                                                        LIFETIME WITHDRAWAL
                                         HYPOTHETICAL            BASIC WITHDRAWAL BENEFIT                     BENEFIT
                                            ASSUMED      ----------------------------------------     -----------------------
CONTRACT      PURCHASE      PARTIAL        CONTRACT
DURATION      PAYMENTS    WITHDRAWALS        VALUE          GBA         RBA        GBP       RBP         ALP           RALP

At issue      $100,000      $    NA        $100,000      $100,000    $100,000    $7,000    $7,000       $5,500        $5,500

1                    0            0         105,000       105,000     105,000     7,350     7,000(1)     5,775         5,500(1)

2                    0            0         110,000       110,000     110,000     7,700     7,000(1)     6,050         5,500(1)

3                    0            0         110,000       110,000     110,000     7,700     7,700(2)     6,050         6,050(2)

3.5                  0        6,050         110,000       110,000     103,950     7,700     1,650        6,050             0

4                    0            0         115,000       115,000     115,000     8,050     8,050        6,325         6,325

4.5                  0        8,050         116,000       115,000     106,950     8,050         0        6,325(3)          0

5                    0            0         120,000       120,000     120,000     8,400     8,400        6,600         6,600

5.5                  0       10,000         122,000       120,000(4)  110,000(4)  8,400         0        6,600(4)          0

6                    0            0         125,000       125,000     125,000     8,750     8,750        6,875         6,875

6.5                  0            0         110,000       125,000     125,000     8,750     8,750        6,875         6,875

7                    0            0         105,000       125,000     125,000     8,750     8,750        6,875         6,875


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or model portfolio changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The Annual Step-up has not been applied to the RBP or RALP because any withdrawal after step up during the Waiting Period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the Waiting Period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the Waiting Period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


 84 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX E: EXAMPLE -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource rider or GWB for Life rider to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For contract holders subject to annual RMD rules under the Section 401(a)(9) of the Code, amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider, subject to the following rules and our current administrative practice:

(1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

    - A Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the value of the RBP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described by the SecureSource(SM) rider or GWB for Life rider.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the value of RALP from the beginning of the current contract year.

    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.

    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource rider or GWB for Life rider.

(3) If the ALP is established on a contract anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based on the value of this contract alone on the date it is determined;

(3) based on recalculated life expectancy taken from the Uniform Lifetime Table under the Code (applicable only to SecureSource riders); and

(4) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

      1. IRAs under Section 408(b) of the Code;

      2. Roth IRAs under Section 408A of the Code;

      3. SIMPLE IRA under Section 408(p) of the Code;

      4. Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code;

      5. Custodial and investment only plans under Section 401(a) of the Code;

      6. TSAs under Section 403(b) of the Code.


   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 85

In the future, the requirements under tax law for such distributions may change and the life expectancy amount calculation provided under your SecureSource or GWB for Life rider may not be sufficient to satisfy the requirements under the tax law for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. some ownerships by trusts and charities), we will calculate the life expectancy RMD amount as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

Please consult your tax advisor about the impact of these rules prior to purchasing the SecureSource rider.


 86 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX F: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER DISCLOSURE



GUARANTOR WITHDRAWAL BENEFIT FOR LIFE (GWB FOR LIFE) RIDER


THE GWB FOR LIFE RIDER IS NO LONGER AVAILABLE FOR SALE.



The GWB for Life rider is an optional benefit that was offered for an additional annual charge if you are age 80 or younger on the contract issue date or, if an owner is a nonnatural person, then the annuitant is age 80 or younger on the contract issue date(1).



(1) The GWB for Life Rider is not available for RAVA 4 Access.



You must have elected the GWB for Life rider when you purchased your contract. The rider effective date will be the contract issue date. It is available for nonqualified annuities and qualified annuities except under 401(a) plans. It is not available under an inherited qualified annuity.



The GWB for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments plus any purchase payment credits. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.



Your contract provides for annuity payouts to begin on the settlement date (see "Buying Your Contract -- Settlement Date"). Before the settlement date, you have the right to surrender some or all of your contract value, less applicable administrative, surrender and rider charges imposed under the contract at the time of the surrender (see "Surrenders"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain surrender amount each year before the annuity payouts begin, nor does it guarantee the length of time over which such surrenders can be made before the annuity payouts begin.



The GWB for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.



Under the terms of the GWB for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:



(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments plus any purchase payment credits. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)", "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.



(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Covered Person", and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.



Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68 or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).



Provided the annuity payouts have not begun, the GWB for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:



- After the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the GBP;



- During the waiting period and before the establishment of the ALP, the rider guarantees that each contract year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;



- After the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;



- During the waiting period and after the establishment of the ALP, the rider guarantees that each contract year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 87

If you withdraw less than the allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e. will not decrease).



If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing", "RBA Excess Withdrawal Processing", and "ALP Excess Withdrawal Processing" headings below).



Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore, a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, basic benefit only, or both.



If your withdrawals exceed the greater of the RBP or the RALP, surrender charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable surrender charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits. (see "Benefits in Case of Death" and "Optional Benefits"). Upon full surrender of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").



The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio, the rider charge may increase (see "Charges").



If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.



You should consider whether the GWB for Life rider is appropriate for you because:



- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:



  (a) Once the contract equals zero, payments are made for as long as the oldest owner or, if an owner is a nonnatural person, the oldest annuitant, is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the guaranteed lifetime withdrawal benefit terminates when a death benefit becomes payable (see "At Death" heading below). Therefore, if there are multiple contract owners, the rider may terminate or the lifetime benefit may be reduced. When one of the contract owners dies the benefit terminates even though other contract owners are still living, (except if the contract is continued under the spousal continuation provision of the contract).



  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.



  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change. Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.



  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the GWB for Life rider will terminate.



- USE OF THE PORTFOLIO NAVIGATOR ASSET ALLOCATION PROGRAM IS REQUIRED: You must elect one of the model portfolios of the PN program. This requirement limits your choice of subaccounts and regular fixed account (if available) to those that are in the model portfolio you select. You may allocate qualifying purchase payments and applicable purchase payment credits to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the model portfolio you have chosen. This means you will not be able to allocate contract value to all of the subaccounts, or the regular fixed account that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your Contract -- Portfolio Navigator Asset Allocation Program.") We reserve the right to limit the number of model portfolios from which you can select based on the dollar amount of purchase payments you make.



- LIMITATIONS ON PURCHASE PAYMENTS: Currently, we restrict cumulative subsequent purchase payments to $100,000.



- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the GWB for Life rider, you may not elect the Accumulation Benefit rider.



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- NON-CANCELABLE: Once elected, the GWB for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.



- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.



  You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.



- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract. (See "Taxes -- Nonqualified Annuities.") Also, withdrawals before age 59 1/2 may incur a10% IRS early withdrawal penalty and may be considered taxable income. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.



- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation. See Appendix E for additional information.



- TAX CONSIDERATIONS FOR TSAS: If your contract is a TSA, your right to take surrender is restricted (see "TSA -- Special Provisions"), so the rider may be of limited value to you. You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.



KEY TERMS AND PROVISIONS OF THE GWB FOR LIFE RIDER ARE DESCRIBED BELOW:


WITHDRAWAL: For the purposes of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any other riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.



PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a surrender of the contract. The partial withdrawal amount is a gross amount and will include any surrender charge.



WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.



GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.



The GBA is determined at the following times, calculated as described:



- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;



- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment plus any purchase payment credit.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.



- When you make a partial withdrawal during the waiting period and after a step-up -- Any prior annual step-ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.



- When you make a partial withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.



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  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE
      APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



GBA EXCESS WITHDRAWAL PROCESSING


The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the excess withdrawal; or (b) the contract value immediately following the withdrawal.



If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus
(a) times (b), where:



(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and



(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.



REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount of GBA that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.



The RBA is determined at the following times, calculated as described:



- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.



- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment plus any purchase payment credit).



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.



- When you make a partial withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.



  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



RBA EXCESS WITHDRAWAL PROCESSING


The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.



If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:



1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and



2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.



GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.



During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.



The GBP is determined at the following times, calculated as described:



- At contract issue -- the GBP is established as 7% of the GBA value.



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- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.



- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to the purchase payment's amount plus any purchase payment credit, multiplied by 7%.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.



- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to the sum of that purchase payment and any purchase payment credit, multiplied by 7%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.



- When you make a partial withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the total RBP -- the GBP remains unchanged.



  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these calculations are done AFTER any previously applied annual step ups have been reversed.



REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.



The RBP is determined at the following times, calculated as described:



- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%.



- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.



- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.



- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- At spousal continuation -- See "Spousal Option to Continue the Contract" heading below.



- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.



- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for the future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.



COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The covered person is the oldest contract owner unless otherwise specified on your contract data page. If an owner is a nonnatural person (i.e. trust or corporation), the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.



ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.



ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.



During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.



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The ALP is determined at the following times:



- The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.



- When you make additional purchase payments -- each additional purchase payment increases the ALP by the amount of the purchase payment plus any purchase payment credit, multiplied by 6%.



- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).



- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments plus any purchase payment credits, multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.



- When you make a partial withdrawal at any time and the amount withdrawn is:



  (a) less than or equal to the RALP -- the ALP remains unchanged.



  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.



ALP EXCESS WITHDRAWAL PROCESSING


The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.



REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.



THE RALP IS DETERMINED AT THE FOLLOWING TIMES:



- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68, and:



  (a) During the waiting period and Prior to any withdrawals -- the RALP is established equal to the sum of purchase payments and purchase payment credits, multiplied by 6%.



  (b) At any other time -- the RALP is established equal to the ALP.



- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments plus any purchase payment credits, multiplied by 6%.



- At the beginning of any other contract year -- the RALP is set equal to ALP.



- When you make additional purchase payments -- each additional purchase payment increases the RALP by the sum of the purchase payment and any purchase payment credits, multiplied by 6%.



- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headlines below.)



- When you make any partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.



REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:



- The RMD is the life expectancy RMD for this contract alone; and



- The RMD amount is based on the requirements of the Code section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.



RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.



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Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.



See Appendix E for additional information.



STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).



ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.



The annual step up is subject to the following rules:



- The annual step up is available when the RBA, or if established, the ALP, would increase on the step up date.



- Only one step up is allowed each contract year.



- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the annual step up will not be available until the end of the waiting period.



- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.



- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your financial advisor. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.



- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.



- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up and it is also possible for the RBA and GBA to step up even if the ALP does not step up.



The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:



- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.



- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.



- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.



- The total RBP will be reset as follows:



  a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.



  b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.



- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.



- The RALP will be reset as follows:



  a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.



  b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.



SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the GWB for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:



- The GBA, RBA, and GBP values remain unchanged.



- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.



- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the anniversary contract value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.



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- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will never be less than zero.



- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.



- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.



Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.



SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or the spouse's financial advisor must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.



If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.



It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue the administrative practice and will give you 30 days' written notice of any such change.



At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date the spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step up if we receive the request by the close of business on that day, otherwise the next valuation date.



IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:



1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full or partial surrender of more than the RBP. In this scenario, you can choose to:



   (a) receive the remaining schedule of GBPs until the RBA equals zero; or



   (b) wait until the rider anniversary on/following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.



We will notify you of this option. If no election is made, the ALP will be paid.



2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:



   (a) the remaining schedule of GBPs until the RBA equals zero; or



   (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.



We will notify you of this option. If no election is made, the ALP will be paid.



3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.



4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the Covered Person.



Under any of these scenarios:



- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually.



- We will no longer accept additional purchase payments;



- You will no longer be charged for the rider;



- Any attached death benefit riders will terminate; and



 94 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.



The GWB for Life rider and the contract will terminate under either of the following two scenarios:



- If the contract value falls to zero as a result of a withdrawal that is greater than the RBP and RALP. This is full surrender of the contract.



- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.



AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Remaining Benefit Amount Payout Option" heading below).



If the contract value equals zero and the death benefit becomes payable, the following will occur:



- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.



- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.



- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.



- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.



- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.



CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.



- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.



- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.



- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments plus any purchase payment credits, multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.



- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments plus purchase payment credits, multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.



Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.



REMAINING BENEFIT AMOUNT PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the GWB for Life rider.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 95

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").



This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code. For such contracts, this option will be available only if the number of years it will take to deplete the RBA by paying the GBP each year is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.



This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.



RIDER TERMINATION


The GWB for Life rider cannot be terminated either by you or us except as follows:



1. Annuity payouts under an annuity payout plan will terminate the rider.



2. Termination of the contract for any reason will terminate the rider.





 96 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE -- GWB FOR LIFE RIDER


EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.



ASSUMPTIONS:


- You purchase the RAVA 4 Select contract with a payment of $100,000.



- You are the sole owner and also the annuitant. You are age 63.



- You make no additional payments to the contract.



- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.




                                                                                                        LIFETIME WITHDRAWAL
                                         HYPOTHETICAL            BASIC WITHDRAWAL BENEFIT                     BENEFIT
CONTRACT                                    ASSUMED      ----------------------------------------     -----------------------
DURATION      PURCHASE      PARTIAL        CONTRACT
IN YEARS      PAYMENTS    WITHDRAWALS        VALUE          GBA         RBA        GBP       RBP         ALP           RALP

At Issue      $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000       $  N/A        $  N/A

0.5                  0        7,000          92,000       100,000      93,000     7,000         0          N/A           N/A

1                    0            0          91,000       100,000      93,000     7,000     7,000          N/A           N/A

1.5                  0        7,000          83,000       100,000      86,000     7,000         0          N/A           N/A

2                    0            0          81,000       100,000      86,000     7,000     7,000          N/A           N/A

5                    0            0          75,000       100,000      86,000     7,000     7,000        5,160(1)      5,160(1)

5.5                  0        5,160          70,000       100,000      80,840     7,000     1,840        5,160             0

6                    0            0          69,000       100,000      80,840     7,000     7,000        5,160         5,160

6.5                  0        7,000          62,000       100,000      73,840     7,000         0        3,720(2)          0

7                    0            0          70,000       100,000      73,840     7,000     7,000        4,200         4,200

7.5                  0       10,000          51,000        51,000(3)   51,000(3)  3,570         0        3,060(3)          0

8                    0            0          55,000        55,000      55,000     3,850     3,850        3,300         3,300




At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.



(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.


(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 97

EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.



ASSUMPTIONS:


- You purchase the RAVA 4 Select contract with a payment of $100,000.



- You are the sole owner and also the annuitant. You are age 68.



- You make no additional payments to the contract.



- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.




                                                                                                        LIFETIME WITHDRAWAL
                                         HYPOTHETICAL            BASIC WITHDRAWAL BENEFIT                     BENEFIT
CONTRACT                                    ASSUMED      ----------------------------------------     -----------------------
DURATION      PURCHASE      PARTIAL        CONTRACT
IN YEARS      PAYMENTS    WITHDRAWALS        VALUE          GBA         RBA        GBP       RBP         ALP           RALP

At Issue      $100,000      $   N/A        $100,000      $100,000    $100,000    $7,000    $7,000       $6,000        $6,000

1                    0            0         105,000       105,000     105,000     7,350     7,000(1)     6,300         6,000(1)

2                    0            0         110,000       110,000     110,000     7,700     7,000(1)     6,600         6,000(1)

3                    0            0         110,000       110,000     110,000     7,700     7,700(2)     6,600         6,600(2)

3.5                  0        6,600         110,000       110,000     103,400     7,700     1,100        6,600             0

4                    0            0         115,000       115,000     115,000     8,050     8,050        6,900         6,900

4.5                  0        8,050         116,000       115,000     106,950     8,050         0        6,900(3)          0

5                    0            0         120,000       120,000     120,000     8,400     8,400        7,200         7,200

5.5                  0       10,000         122,000       120,000(4)  110,000(4)  8,400         0        7,200(4)          0

6                    0            0         125,000       125,000     125,000     8,750     8,750        7,500         7,500




At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.



(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.


(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.


(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.



 98 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX G: CONDENSED FINANCIAL INFORMATION


(Unaudited)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each price level is noted in parenthesis.




VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.25      $1.13     $1.00
Accumulation unit value at end of period                                   $0.71      $1.25     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   184        179        45

-----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.26      $1.15     $1.00
Accumulation unit value at end of period                                   $0.66      $1.26     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   549        500       165
-----------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $0.89      $1.15     $1.00
Accumulation unit value at end of period                                   $0.36      $0.89     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   675        382        37
-----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.20      $1.08     $1.00
Accumulation unit value at end of period                                   $0.84      $1.20     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   523        591     1,004
-----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.38      $1.22     $1.00
Accumulation unit value at end of period                                   $0.82      $1.38     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                12,686      4,981       100
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.47      $1.24     $1.00
Accumulation unit value at end of period                                   $0.77      $1.47     $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   523        543       369
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.22      $1.17     $1.00
Accumulation unit value at end of period                                   $0.72      $1.22     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   480        539        98
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (07/24/2006)
Accumulation unit value at beginning of period                             $1.29      $1.23     $1.00
Accumulation unit value at end of period                                   $0.60      $1.29     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                19,629      9,236     2,322
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.29      $1.14     $1.00
Accumulation unit value at end of period                                   $0.77      $1.29     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    79         78        15
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.13      $1.17     $1.00
Accumulation unit value at end of period                                   $0.84      $1.13     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 5,525      5,416       222
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.31      $1.09     $1.00
Accumulation unit value at end of period                                   $0.76      $1.31     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   565        376     2,202
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.09      $1.17     $1.00
Accumulation unit value at end of period                                   $0.79      $1.09     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,749      2,079       509
-----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 99

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                             $1.09      $1.08     $1.00
Accumulation unit value at end of period                                   $0.81      $1.09     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   525        493       202
-----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (07/24/2006)
Accumulation unit value at beginning of period                             $1.30      $1.12     $1.00
Accumulation unit value at end of period                                   $0.78      $1.30     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                25,462     13,265     3,408
-----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                             $1.43      $1.21     $1.00
Accumulation unit value at end of period                                   $0.73      $1.43     $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   895        542     1,471
-----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                             $1.15      $0.99     $1.00
Accumulation unit value at end of period                                   $0.76      $1.15     $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   524        327     1,503
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.35      $1.16     $1.00
Accumulation unit value at end of period                                   $0.77      $1.35     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    96         39        13
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES* (07/24/2006)
Accumulation unit value at beginning of period                             $1.19      $1.15     $1.00
Accumulation unit value at end of period                                   $0.74      $1.19     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    40         38         7
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.03      $1.02     $1.00
Accumulation unit value at end of period                                   $0.75      $1.03     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                10,945      7,332     2,824
-----------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.22      $1.14     $1.00
Accumulation unit value at end of period                                   $0.81      $1.22     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    39         55        55
-----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.33      $1.17     $1.00
Accumulation unit value at end of period                                   $0.77      $1.33     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   177        207        94
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.30      $1.12     $1.00
Accumulation unit value at end of period                                   $0.74      $1.30     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                24,724     15,405     5,888
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.28      $1.12     $1.00
Accumulation unit value at end of period                                   $0.77      $1.28     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                16,441      8,335     2,560
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.35      $1.17     $1.00
Accumulation unit value at end of period                                   $0.75      $1.35     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   842        615       207
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $0.96      $1.22     $1.00
Accumulation unit value at end of period                                   $0.55      $0.96     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   680        650       515
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.11      $1.14     $1.00
Accumulation unit value at end of period                                   $0.73      $1.11     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,250      1,230       500
-----------------------------------------------------------------------------------------------------



 100 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.17      $1.14     $1.00
Accumulation unit value at end of period                                   $0.73      $1.17     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,178      2,149       465
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.10      $1.13     $1.00
Accumulation unit value at end of period                                   $0.69      $1.10     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   327        442       173
-----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                             $1.06      $1.00        --
Accumulation unit value at end of period                                   $0.63      $1.06        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                28,397     15,952        --
-----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period                             $1.02      $1.00        --
Accumulation unit value at end of period                                   $0.60      $1.02        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   260        255        --
-----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.24      $1.13     $1.00
Accumulation unit value at end of period                                   $0.78      $1.24     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    99         65         1
-----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (07/24/2006)
Accumulation unit value at beginning of period                             $1.14      $1.10     $1.00
Accumulation unit value at end of period                                   $0.88      $1.14     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   854        859       239
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
RiverSource Variable Portfolio - Balanced Fund.
-----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.53      $1.21     $1.00
Accumulation unit value at end of period                                   $0.94      $1.53     $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   939        946       314
-----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                             $1.21      $1.19     $1.00
Accumulation unit value at end of period                                   $0.65      $1.21     $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 7,536      5,181     1,550
-----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                             $1.25      $1.17     $1.00
Accumulation unit value at end of period                                   $0.75      $1.25     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    92        121        95
-----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.24      $1.18     $1.00
Accumulation unit value at end of period                                   $0.74      $1.24     $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,224      1,142       437
-----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.13      $1.15     $1.00
Accumulation unit value at end of period                                   $0.69      $1.13     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   478        505        93
-----------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.15      $1.06     $1.00
Accumulation unit value at end of period                                   $0.98      $1.15     $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                28,992     21,361     4,287
-----------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                             $1.12      $1.07     $1.00
Accumulation unit value at end of period                                   $0.65      $1.12     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   754        331        49
-----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 101

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.12      $1.05     $1.00
Accumulation unit value at end of period                                   $0.94      $1.12     $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                23,226     15,404     5,362
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.71         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    14         --        --
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.84         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    41         --        --
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.76         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     2         --        --
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.73         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    18         --        --
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.79         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   220         --        --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.15      $1.12     $1.00
Accumulation unit value at end of period                                   $0.70      $1.15     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                20,446     10,815     4,092
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.18      $1.12     $1.00
Accumulation unit value at end of period                                   $0.74      $1.18     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    38         90        --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.09      $1.16     $1.00
Accumulation unit value at end of period                                   $0.74      $1.09     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                19,560     11,230     1,381
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (07/24/2006)
Accumulation unit value at beginning of period                             $1.13      $1.12     $1.00
Accumulation unit value at end of period                                   $0.78      $1.13     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   204        215        26
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
RiverSource Variable Portfolio - Balanced Fund.
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (07/24/2006)
Accumulation unit value at beginning of period                             $1.06      $1.02     $1.00
Accumulation unit value at end of period                                   $1.07      $1.06     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 6,188      3,844     2,374
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund
at Dec. 31, 2008 were 0.06% and 0.06%, respectively.
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.08      $1.04     $1.00
Accumulation unit value at end of period                                   $1.00      $1.08     $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                53,345     39,535     9,494
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.22      $1.14     $1.00
Accumulation unit value at end of period                                   $0.72      $1.22     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                36,484     17,683     5,496
-----------------------------------------------------------------------------------------------------



 102 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                             $1.18      $1.16     $1.00
Accumulation unit value at end of period                                   $0.68      $1.18     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   166        252         4
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.10      $1.04     $1.00
Accumulation unit value at end of period                                   $1.09      $1.10     $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                17,305     13,183     2,629
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.09      $1.01     $1.00
Accumulation unit value at end of period                                   $1.08      $1.09     $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                10,749      8,367     3,500
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.08      $1.07     $1.00
Accumulation unit value at end of period                                   $0.80      $1.08     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   733        896       199
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.08      $1.06     $1.00
Accumulation unit value at end of period                                   $0.87      $1.08     $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                13,694      9,778     3,255
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.27      $1.13     $1.00
Accumulation unit value at end of period                                   $0.70      $1.27     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    44         33         1
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.23      $1.12     $1.00
Accumulation unit value at end of period                                   $0.67      $1.23     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 5,567      3,208     2,769
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.19      $1.15     $1.00
Accumulation unit value at end of period                                   $0.74      $1.19     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   225        177        17
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.07      $1.02     $1.00
Accumulation unit value at end of period                                   $1.03      $1.07     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,284        354        74
-----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                             $1.18      $1.16     $1.00
Accumulation unit value at end of period                                   $0.65      $1.18     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   447        651        39
-----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                             $1.14      $1.16     $1.00
Accumulation unit value at end of period                                   $0.69      $1.14     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    25         46        22
-----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $1.08      $1.14     $1.00
Accumulation unit value at end of period                                   $0.66      $1.08     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    40         24        13
-----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.77      $1.29     $1.00
Accumulation unit value at end of period                                   $0.81      $1.77     $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                                11,398      4,624     1,065
-----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 103

VARIABLE ACCOUNT CHARGES OF 0.85% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
(CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.30      $1.17     $1.00
Accumulation unit value at end of period                                   $0.77      $1.30     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   125        122        85
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.09      $1.13     $1.00
Accumulation unit value at end of period                                   $0.70      $1.09     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                16,049      9,159     4,172
-----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.13      $1.25     $1.00
Accumulation unit value at end of period                                   $0.63      $1.13     $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 7,885      2,724     1,376
-----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.39      $1.15     $1.00
Accumulation unit value at end of period                                   $0.74      $1.39     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   307        239       985
-----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                             $1.42      $1.23     $1.00
Accumulation unit value at end of period                                   $0.77      $1.42     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 8,104      3,826     1,466
-----------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                             $1.17      $1.12     $1.00
Accumulation unit value at end of period                                   $0.70      $1.17     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 8,697      5,535       975
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.22      $1.16     $1.00
Accumulation unit value at end of period                                   $0.73      $1.22     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    71         69        37
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.38      $1.22     $1.00
Accumulation unit value at end of period                                   $0.80      $1.38     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   519        471        19
-----------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.25      $1.13     $1.00
Accumulation unit value at end of period                                   $0.71      $1.25     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    57         81        19
-----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.26      $1.15     $1.00
Accumulation unit value at end of period                                   $0.66      $1.26     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   309        336        33
-----------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $0.88      $1.15     $1.00
Accumulation unit value at end of period                                   $0.35      $0.88     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   644        300        22
-----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.19      $1.08     $1.00
Accumulation unit value at end of period                                   $0.84      $1.19     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   492        374       542
-----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.38      $1.22     $1.00
Accumulation unit value at end of period                                   $0.81      $1.38     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 6,034      2,512        33
-----------------------------------------------------------------------------------------------------



 104 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.46      $1.23     $1.00
Accumulation unit value at end of period                                   $0.76      $1.46     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   448        427       206
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.21      $1.17     $1.00
Accumulation unit value at end of period                                   $0.71      $1.21     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   214        341        89
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (07/24/2006)
Accumulation unit value at beginning of period                             $1.28      $1.23     $1.00
Accumulation unit value at end of period                                   $0.59      $1.28     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 9,526      4,614     1,363
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.28      $1.14     $1.00
Accumulation unit value at end of period                                   $0.76      $1.28     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    83         19        --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.13      $1.17     $1.00
Accumulation unit value at end of period                                   $0.84      $1.13     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,749      2,838        36
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.31      $1.09     $1.00
Accumulation unit value at end of period                                   $0.75      $1.31     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   395        328     1,063
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.09      $1.16     $1.00
Accumulation unit value at end of period                                   $0.79      $1.09     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   641        639       116
-----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                             $1.08      $1.08     $1.00
Accumulation unit value at end of period                                   $0.81      $1.08     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   373        264        41
-----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (07/24/2006)
Accumulation unit value at beginning of period                             $1.30      $1.12     $1.00
Accumulation unit value at end of period                                   $0.78      $1.30     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                12,132      6,507     1,903
-----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                             $1.43      $1.21     $1.00
Accumulation unit value at end of period                                   $0.73      $1.43     $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   518        369       815
-----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                             $1.15      $0.99     $1.00
Accumulation unit value at end of period                                   $0.75      $1.15     $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   319        140       830
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.34      $1.16     $1.00
Accumulation unit value at end of period                                   $0.77      $1.34     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   116         95        35
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES* (07/24/2006)
Accumulation unit value at beginning of period                             $1.18      $1.15     $1.00
Accumulation unit value at end of period                                   $0.73      $1.18     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    83         61        32
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 105

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.03      $1.02     $1.00
Accumulation unit value at end of period                                   $0.74      $1.03     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 5,960      4,192     1,837
-----------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.21      $1.14     $1.00
Accumulation unit value at end of period                                   $0.80      $1.21     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    93         93        64
-----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.32      $1.17     $1.00
Accumulation unit value at end of period                                   $0.76      $1.32     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   106         99        75
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.30      $1.12     $1.00
Accumulation unit value at end of period                                   $0.73      $1.30     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                11,948      7,839     3,236
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.28      $1.12     $1.00
Accumulation unit value at end of period                                   $0.76      $1.28     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 7,633      3,844     1,122
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.35      $1.17     $1.00
Accumulation unit value at end of period                                   $0.75      $1.35     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   596        484       191
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $0.96      $1.22     $1.00
Accumulation unit value at end of period                                   $0.55      $0.96     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   459        527       313
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.10      $1.14     $1.00
Accumulation unit value at end of period                                   $0.73      $1.10     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   632        593       209
-----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.16      $1.14     $1.00
Accumulation unit value at end of period                                   $0.72      $1.16     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   979        948       338
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.10      $1.13     $1.00
Accumulation unit value at end of period                                   $0.68      $1.10     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   178        186       162
-----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                             $1.06      $1.00        --
Accumulation unit value at end of period                                   $0.63      $1.06        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                13,405      7,803        --
-----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period                             $1.02      $1.00        --
Accumulation unit value at end of period                                   $0.60      $1.02        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   122         81        --
-----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.24      $1.13     $1.00
Accumulation unit value at end of period                                   $0.77      $1.24     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    57         35        28
-----------------------------------------------------------------------------------------------------



 106 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (07/24/2006)
Accumulation unit value at beginning of period                             $1.14      $1.10     $1.00
Accumulation unit value at end of period                                   $0.87      $1.14     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   144        138        18
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
RiverSource Variable Portfolio - Balanced Fund.
-----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.52      $1.21     $1.00
Accumulation unit value at end of period                                   $0.94      $1.52     $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   962        770       261
-----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                             $1.21      $1.19     $1.00
Accumulation unit value at end of period                                   $0.64      $1.21     $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,541      2,575       863
-----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                             $1.24      $1.17     $1.00
Accumulation unit value at end of period                                   $0.75      $1.24     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   125        112        67
-----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.24      $1.18     $1.00
Accumulation unit value at end of period                                   $0.73      $1.24     $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   666        599       178
-----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.12      $1.15     $1.00
Accumulation unit value at end of period                                   $0.69      $1.12     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   257        311       105
-----------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.15      $1.06     $1.00
Accumulation unit value at end of period                                   $0.97      $1.15     $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                15,020     11,993     2,853
-----------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                             $1.12      $1.07     $1.00
Accumulation unit value at end of period                                   $0.65      $1.12     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   435        337         5
-----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.12      $1.05     $1.00
Accumulation unit value at end of period                                   $0.93      $1.12     $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                11,520      7,960     3,210
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.71         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --         --        --
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.84         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    15         --        --
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.76         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   127         --        --
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.73         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    14         --        --
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.79         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --         --        --
-----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 107

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.15      $1.12     $1.00
Accumulation unit value at end of period                                   $0.70      $1.15     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 9,698      5,374     2,318
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.18      $1.12     $1.00
Accumulation unit value at end of period                                   $0.74      $1.18     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    26          9         2
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.09      $1.16     $1.00
Accumulation unit value at end of period                                   $0.74      $1.09     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 9,166      5,574       673
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (07/24/2006)
Accumulation unit value at beginning of period                             $1.13      $1.12     $1.00
Accumulation unit value at end of period                                   $0.78      $1.13     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   143        120        50
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
RiverSource Variable Portfolio - Balanced Fund.
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (07/24/2006)
Accumulation unit value at beginning of period                             $1.05      $1.02     $1.00
Accumulation unit value at end of period                                   $1.07      $1.05     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 7,111      2,189       741
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund
at Dec. 31, 2008 were (0.12%) and (0.12%), respectively.
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.08      $1.04     $1.00
Accumulation unit value at end of period                                   $1.00      $1.08     $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                28,147     22,505     6,141
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.22      $1.14     $1.00
Accumulation unit value at end of period                                   $0.72      $1.22     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                17,748      9,218     3,454
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                             $1.18      $1.16     $1.00
Accumulation unit value at end of period                                   $0.67      $1.18     $1.16
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.10      $1.03     $1.00
Accumulation unit value at end of period                                   $1.09      $1.10     $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 9,050      7,401     1,654
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.08      $1.01     $1.00
Accumulation unit value at end of period                                   $1.07      $1.08     $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 6,176      4,750     2,249
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.07      $1.07     $1.00
Accumulation unit value at end of period                                   $0.80      $1.07     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   594        810       147
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.07      $1.06     $1.00
Accumulation unit value at end of period                                   $0.86      $1.07     $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 6,841      5,168     2,188
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.27      $1.13     $1.00
Accumulation unit value at end of period                                   $0.69      $1.27     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    51         32         7
-----------------------------------------------------------------------------------------------------



 108 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.22      $1.12     $1.00
Accumulation unit value at end of period                                   $0.67      $1.22     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,910      1,939     1,742
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.19      $1.15     $1.00
Accumulation unit value at end of period                                   $0.74      $1.19     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   161         68        52
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.07      $1.02     $1.00
Accumulation unit value at end of period                                   $1.03      $1.07     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   609        266        23
-----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                             $1.18      $1.16     $1.00
Accumulation unit value at end of period                                   $0.65      $1.18     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   299        542       128
-----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                             $1.14      $1.16     $1.00
Accumulation unit value at end of period                                   $0.68      $1.14     $1.16
-----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $1.08      $1.14     $1.00
Accumulation unit value at end of period                                   $0.66      $1.08     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    79         30        21
-----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.77      $1.29     $1.00
Accumulation unit value at end of period                                   $0.81      $1.77     $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 5,505      2,399       586
-----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.30      $1.17     $1.00
Accumulation unit value at end of period                                   $0.77      $1.30     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   212        172       100
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.09      $1.13     $1.00
Accumulation unit value at end of period                                   $0.69      $1.09     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 7,463      4,403     2,278
-----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.13      $1.25     $1.00
Accumulation unit value at end of period                                   $0.62      $1.13     $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,633      1,315       858
-----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.39      $1.15     $1.00
Accumulation unit value at end of period                                   $0.73      $1.39     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   302        238       524
-----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                             $1.42      $1.23     $1.00
Accumulation unit value at end of period                                   $0.76      $1.42     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,842      2,033       855
-----------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                             $1.17      $1.12     $1.00
Accumulation unit value at end of period                                   $0.70      $1.17     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 4,142      2,742       456
-----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 109

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.22      $1.16     $1.00
Accumulation unit value at end of period                                   $0.72      $1.22     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   151        119        67
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.37      $1.22     $1.00
Accumulation unit value at end of period                                   $0.80      $1.37     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   382        415        96
-----------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.25      $1.13     $1.00
Accumulation unit value at end of period                                   $0.71      $1.25     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    22         45        --
-----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.26      $1.15     $1.00
Accumulation unit value at end of period                                   $0.66      $1.26     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     4         10         2
-----------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $0.88      $1.15     $1.00
Accumulation unit value at end of period                                   $0.35      $0.88     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    80         --        --
-----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.19      $1.08     $1.00
Accumulation unit value at end of period                                   $0.84      $1.19     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    45          7       256
-----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.38      $1.22     $1.00
Accumulation unit value at end of period                                   $0.81      $1.38     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,794      1,454        --
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.46      $1.23     $1.00
Accumulation unit value at end of period                                   $0.76      $1.46     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    38         27        75
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.21      $1.17     $1.00
Accumulation unit value at end of period                                   $0.71      $1.21     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    18         18         3
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (07/24/2006)
Accumulation unit value at beginning of period                             $1.28      $1.23     $1.00
Accumulation unit value at end of period                                   $0.59      $1.28     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 5,775      2,393       479
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.28      $1.14     $1.00
Accumulation unit value at end of period                                   $0.76      $1.28     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     9         --        --
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.12      $1.17     $1.00
Accumulation unit value at end of period                                   $0.84      $1.12     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,551      1,546         4
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.30      $1.09     $1.00
Accumulation unit value at end of period                                   $0.75      $1.30     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    35         71       538
-----------------------------------------------------------------------------------------------------



 110 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.09      $1.16     $1.00
Accumulation unit value at end of period                                   $0.79      $1.09     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   187        148        19
-----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                             $1.08      $1.08     $1.00
Accumulation unit value at end of period                                   $0.81      $1.08     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   105         82        16
-----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (07/24/2006)
Accumulation unit value at beginning of period                             $1.30      $1.12     $1.00
Accumulation unit value at end of period                                   $0.78      $1.30     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 7,408      3,779       897
-----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                             $1.43      $1.21     $1.00
Accumulation unit value at end of period                                   $0.73      $1.43     $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   128         42       370
-----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                             $1.15      $0.99     $1.00
Accumulation unit value at end of period                                   $0.75      $1.15     $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    92         58       407
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.34      $1.16     $1.00
Accumulation unit value at end of period                                   $0.77      $1.34     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    45         26        11
-----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES* (07/24/2006)
Accumulation unit value at beginning of period                             $1.18      $1.15     $1.00
Accumulation unit value at end of period                                   $0.73      $1.18     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     5         --        --
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
-----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.03      $1.02     $1.00
Accumulation unit value at end of period                                   $0.74      $1.03     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,797      2,367       806
-----------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.21      $1.13     $1.00
Accumulation unit value at end of period                                   $0.80      $1.21     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     1         --        --
-----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.32      $1.17     $1.00
Accumulation unit value at end of period                                   $0.76      $1.32     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    10         --        --
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.29      $1.12     $1.00
Accumulation unit value at end of period                                   $0.73      $1.29     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 6,996      4,358     1,504
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.28      $1.12     $1.00
Accumulation unit value at end of period                                   $0.76      $1.28     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 4,524      1,951       507
-----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.35      $1.16     $1.00
Accumulation unit value at end of period                                   $0.75      $1.35     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    92         99        21
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $0.96      $1.22     $1.00
Accumulation unit value at end of period                                   $0.54      $0.96     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    36         19         4
-----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 111

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.10      $1.14     $1.00
Accumulation unit value at end of period                                   $0.73      $1.10     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   131        158        47
-----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.16      $1.14     $1.00
Accumulation unit value at end of period                                   $0.72      $1.16     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   430        425       170
-----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.10      $1.13     $1.00
Accumulation unit value at end of period                                   $0.68      $1.10     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    54         55        15
-----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                             $1.06      $1.00        --
Accumulation unit value at end of period                                   $0.63      $1.06        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 8,449      4,753        --
-----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period                             $1.02      $1.00        --
Accumulation unit value at end of period                                   $0.60      $1.02        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    34         31        --
-----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.24      $1.13     $1.00
Accumulation unit value at end of period                                   $0.77      $1.24     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    40         --        --
-----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (07/24/2006)
Accumulation unit value at beginning of period                             $1.13      $1.10     $1.00
Accumulation unit value at end of period                                   $0.87      $1.13     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    19         18        14
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
RiverSource Variable Portfolio - Balanced Fund.
-----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.52      $1.21     $1.00
Accumulation unit value at end of period                                   $0.94      $1.52     $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    68         59         4
-----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                             $1.21      $1.19     $1.00
Accumulation unit value at end of period                                   $0.64      $1.21     $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,223      1,578       427
-----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                             $1.24      $1.17     $1.00
Accumulation unit value at end of period                                   $0.74      $1.24     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    56         42        42
-----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.24      $1.18     $1.00
Accumulation unit value at end of period                                   $0.73      $1.24     $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   112         83        41
-----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.12      $1.15     $1.00
Accumulation unit value at end of period                                   $0.69      $1.12     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    12         12         5
-----------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.15      $1.06     $1.00
Accumulation unit value at end of period                                   $0.97      $1.15     $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 9,251      6,631     1,314
-----------------------------------------------------------------------------------------------------



 112 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                             $1.12      $1.07     $1.00
Accumulation unit value at end of period                                   $0.65      $1.12     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     5          9        --
-----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.12      $1.05     $1.00
Accumulation unit value at end of period                                   $0.93      $1.12     $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 7,589      4,910     1,615
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.71         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --         --        --
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.84         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    18         --        --
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.76         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     2         --        --
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.73         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     2         --        --
-----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00         --        --
Accumulation unit value at end of period                                   $0.79         --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --         --        --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.15      $1.12     $1.00
Accumulation unit value at end of period                                   $0.70      $1.15     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 6,269      3,313     1,143
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.18      $1.12     $1.00
Accumulation unit value at end of period                                   $0.74      $1.18     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     9          1        --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.09      $1.16     $1.00
Accumulation unit value at end of period                                   $0.74      $1.09     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 5,901      3,393       346
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (07/24/2006)
Accumulation unit value at beginning of period                             $1.12      $1.12     $1.00
Accumulation unit value at end of period                                   $0.78      $1.12     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --          4        --
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
RiverSource Variable Portfolio - Balanced Fund.
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (07/24/2006)
Accumulation unit value at beginning of period                             $1.05      $1.01     $1.00
Accumulation unit value at end of period                                   $1.06      $1.05     $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,141        752        76
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund
at Dec. 31, 2008 were (0.18%) and (0.18%), respectively.
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.08      $1.04     $1.00
Accumulation unit value at end of period                                   $1.00      $1.08     $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                18,611     12,855     2,798
-----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 113

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.22      $1.14     $1.00
Accumulation unit value at end of period                                   $0.72      $1.22     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                10,314      4,662     1,337
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                             $1.18      $1.16     $1.00
Accumulation unit value at end of period                                   $0.67      $1.18     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --         --        --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.10      $1.03     $1.00
Accumulation unit value at end of period                                   $1.08      $1.10     $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 5,845      4,237       761
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.08      $1.01     $1.00
Accumulation unit value at end of period                                   $1.07      $1.08     $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,538      2,678     1,052
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.07      $1.07     $1.00
Accumulation unit value at end of period                                   $0.79      $1.07     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    79         72        44
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.07      $1.06     $1.00
Accumulation unit value at end of period                                   $0.86      $1.07     $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 4,459      3,104       984
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.27      $1.13     $1.00
Accumulation unit value at end of period                                   $0.69      $1.27     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    15         37        --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.22      $1.12     $1.00
Accumulation unit value at end of period                                   $0.66      $1.22     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,547        897       754
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.19      $1.15     $1.00
Accumulation unit value at end of period                                   $0.74      $1.19     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   152         11        --
-----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.06      $1.02     $1.00
Accumulation unit value at end of period                                   $1.03      $1.06     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   306        171         5
-----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                             $1.18      $1.16     $1.00
Accumulation unit value at end of period                                   $0.65      $1.18     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    13         11         8
-----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                             $1.14      $1.16     $1.00
Accumulation unit value at end of period                                   $0.68      $1.14     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     8          8        --
-----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $1.08      $1.14     $1.00
Accumulation unit value at end of period                                   $0.66      $1.08     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    43         --         1
-----------------------------------------------------------------------------------------------------



 114 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007       2006
-----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.77      $1.29     $1.00
Accumulation unit value at end of period                                   $0.81      $1.77     $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,290      1,248       248
-----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.30      $1.17     $1.00
Accumulation unit value at end of period                                   $0.76      $1.30     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     4          2         2
-----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.09      $1.13     $1.00
Accumulation unit value at end of period                                   $0.69      $1.09     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 4,844      2,697     1,129
-----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.13      $1.25     $1.00
Accumulation unit value at end of period                                   $0.62      $1.13     $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,196        755       378
-----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.39      $1.15     $1.00
Accumulation unit value at end of period                                   $0.73      $1.39     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    89         82       259
-----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                             $1.42      $1.23     $1.00
Accumulation unit value at end of period                                   $0.76      $1.42     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,133        931       343
-----------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                             $1.17      $1.12     $1.00
Accumulation unit value at end of period                                   $0.70      $1.17     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,103      1,304       132
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.22      $1.16     $1.00
Accumulation unit value at end of period                                   $0.72      $1.22     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     9         --        --
-----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.37      $1.22     $1.00
Accumulation unit value at end of period                                   $0.79      $1.37     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    62         74         5
-----------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                         2008      2007      2006
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.25     $1.13     $1.00
Accumulation unit value at end of period                                   $0.71     $1.25     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     1         1        --
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.26     $1.15     $1.00
Accumulation unit value at end of period                                   $0.66     $1.26     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    18        11         5
----------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $0.88     $1.15     $1.00
Accumulation unit value at end of period                                   $0.35     $0.88     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    12        --        --
----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.19     $1.08     $1.00
Accumulation unit value at end of period                                   $0.84     $1.19     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     8        --         4
----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 115

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007      2006
----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.38     $1.22     $1.00
Accumulation unit value at end of period                                   $0.81     $1.38     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    90        34        --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.46     $1.23     $1.00
Accumulation unit value at end of period                                   $0.76     $1.46     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     5         1         1
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.21     $1.17     $1.00
Accumulation unit value at end of period                                   $0.71     $1.21     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (07/24/2006)
Accumulation unit value at beginning of period                             $1.28     $1.23     $1.00
Accumulation unit value at end of period                                   $0.59     $1.28     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   215       112        24
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.28     $1.14     $1.00
Accumulation unit value at end of period                                   $0.76     $1.28     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.12     $1.16     $1.00
Accumulation unit value at end of period                                   $0.84     $1.12     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    43        29        --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.30     $1.09     $1.00
Accumulation unit value at end of period                                   $0.75     $1.30     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     2         1         9
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.09     $1.16     $1.00
Accumulation unit value at end of period                                   $0.79     $1.09     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    15        27        20
----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                             $1.08     $1.08     $1.00
Accumulation unit value at end of period                                   $0.80     $1.08     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    10        12         7
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (07/24/2006)
Accumulation unit value at beginning of period                             $1.30     $1.12     $1.00
Accumulation unit value at end of period                                   $0.77     $1.30     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   157        78        21
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                             $1.42     $1.20     $1.00
Accumulation unit value at end of period                                   $0.72     $1.42     $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    16         9        10
----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                             $1.15     $0.99     $1.00
Accumulation unit value at end of period                                   $0.75     $1.15     $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     5         6         9
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.34     $1.16     $1.00
Accumulation unit value at end of period                                   $0.76     $1.34     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     3        --        --
----------------------------------------------------------------------------------------------------



 116 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007      2006
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES* (07/24/2006)
Accumulation unit value at beginning of period                             $1.18     $1.15     $1.00
Accumulation unit value at end of period                                   $0.73     $1.18     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     1         1        --
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.03     $1.02     $1.00
Accumulation unit value at end of period                                   $0.74     $1.03     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   236       268       107
----------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.21     $1.13     $1.00
Accumulation unit value at end of period                                   $0.80     $1.21     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     1        --        --
----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.32     $1.16     $1.00
Accumulation unit value at end of period                                   $0.76     $1.32     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     3         2        --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.29     $1.12     $1.00
Accumulation unit value at end of period                                   $0.73     $1.29     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   163       102        42
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.27     $1.12     $1.00
Accumulation unit value at end of period                                   $0.76     $1.27     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   141        72        13
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.35     $1.16     $1.00
Accumulation unit value at end of period                                   $0.74     $1.35     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     9         7        --
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $0.95     $1.22     $1.00
Accumulation unit value at end of period                                   $0.54     $0.95     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    11         7         1
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.10     $1.14     $1.00
Accumulation unit value at end of period                                   $0.73     $1.10     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    23        19         2
----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.16     $1.14     $1.00
Accumulation unit value at end of period                                   $0.72     $1.16     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    68        53         8
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.09     $1.13     $1.00
Accumulation unit value at end of period                                   $0.68     $1.09     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     8         8         1
----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                             $1.06     $1.00        --
Accumulation unit value at end of period                                   $0.63     $1.06        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   175        81        --
----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period                             $1.02     $1.00        --
Accumulation unit value at end of period                                   $0.59     $1.02        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 117

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007      2006
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.24     $1.13     $1.00
Accumulation unit value at end of period                                   $0.77     $1.24     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     6        --        --
----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (07/24/2006)
Accumulation unit value at beginning of period                             $1.13     $1.10     $1.00
Accumulation unit value at end of period                                   $0.87     $1.13     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    30        11        --
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
RiverSource Variable Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.52     $1.21     $1.00
Accumulation unit value at end of period                                   $0.93     $1.52     $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    18        13         2
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                             $1.21     $1.19     $1.00
Accumulation unit value at end of period                                   $0.64     $1.21     $1.19
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    36        28         9
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                             $1.24     $1.17     $1.00
Accumulation unit value at end of period                                   $0.74     $1.24     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     1        --        --
----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.24     $1.18     $1.00
Accumulation unit value at end of period                                   $0.73     $1.24     $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     6         6         1
----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.12     $1.15     $1.00
Accumulation unit value at end of period                                   $0.69     $1.12     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     3        --        --
----------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.15     $1.06     $1.00
Accumulation unit value at end of period                                   $0.97     $1.15     $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   337       224        43
----------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                             $1.12     $1.07     $1.00
Accumulation unit value at end of period                                   $0.64     $1.12     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    12        --        --
----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.12     $1.04     $1.00
Accumulation unit value at end of period                                   $0.93     $1.12     $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   209       132        51
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.71        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.84        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.76        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.73        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------



 118 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007      2006
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.79        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    27        --        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.14     $1.12     $1.00
Accumulation unit value at end of period                                   $0.69     $1.14     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   125        61        26
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.17     $1.12     $1.00
Accumulation unit value at end of period                                   $0.73     $1.17     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     5         1        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.09     $1.16     $1.00
Accumulation unit value at end of period                                   $0.73     $1.09     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   106        56         5
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (07/24/2006)
Accumulation unit value at beginning of period                             $1.12     $1.12     $1.00
Accumulation unit value at end of period                                   $0.78     $1.12     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    24        19         6
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
RiverSource Variable Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (07/24/2006)
Accumulation unit value at beginning of period                             $1.05     $1.01     $1.00
Accumulation unit value at end of period                                   $1.06     $1.05     $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   347       197        83
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund
at Dec. 31, 2008 were (0.35%) and (0.35%), respectively.
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.08     $1.04     $1.00
Accumulation unit value at end of period                                   $1.00     $1.08     $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   645       483        96
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.21     $1.14     $1.00
Accumulation unit value at end of period                                   $0.71     $1.21     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   252       113        37
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                             $1.18     $1.16     $1.00
Accumulation unit value at end of period                                   $0.67     $1.18     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.10     $1.03     $1.00
Accumulation unit value at end of period                                   $1.08     $1.10     $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   176       129        28
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.08     $1.01     $1.00
Accumulation unit value at end of period                                   $1.07     $1.08     $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   120        98        38
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.07     $1.07     $1.00
Accumulation unit value at end of period                                   $0.79     $1.07     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     6         4        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.07     $1.06     $1.00
Accumulation unit value at end of period                                   $0.86     $1.07     $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   124        73        30
----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 119

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007      2006
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.27     $1.13     $1.00
Accumulation unit value at end of period                                   $0.69     $1.27     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     3         2        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.22     $1.12     $1.00
Accumulation unit value at end of period                                   $0.66     $1.22     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    30        20        11
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.19     $1.15     $1.00
Accumulation unit value at end of period                                   $0.74     $1.19     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --         4        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.06     $1.02     $1.00
Accumulation unit value at end of period                                   $1.02     $1.06     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     1        --        --
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                             $1.18     $1.16     $1.00
Accumulation unit value at end of period                                   $0.65     $1.18     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                             $1.14     $1.16     $1.00
Accumulation unit value at end of period                                   $0.68     $1.14     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $1.08     $1.14     $1.00
Accumulation unit value at end of period                                   $0.65     $1.08     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     4        --        --
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.76     $1.29     $1.00
Accumulation unit value at end of period                                   $0.81     $1.76     $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    66        23         5
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.30     $1.16     $1.00
Accumulation unit value at end of period                                   $0.76     $1.30     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     1         4        --
----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.09     $1.13     $1.00
Accumulation unit value at end of period                                   $0.69     $1.09     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    91        46        15
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.13     $1.25     $1.00
Accumulation unit value at end of period                                   $0.62     $1.13     $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    48        21        11
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.39     $1.14     $1.00
Accumulation unit value at end of period                                   $0.73     $1.39     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     9         3         7
----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                             $1.41     $1.23     $1.00
Accumulation unit value at end of period                                   $0.76     $1.41     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    56        24         6
----------------------------------------------------------------------------------------------------



 120 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007      2006
----------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                             $1.17     $1.12     $1.00
Accumulation unit value at end of period                                   $0.69     $1.17     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    69        40         2
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.22     $1.16     $1.00
Accumulation unit value at end of period                                   $0.72     $1.22     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.37     $1.22     $1.00
Accumulation unit value at end of period                                   $0.79     $1.37     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    36        24         7
----------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                        2008       2007      2006
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.25     $1.13     $1.00
Accumulation unit value at end of period                                   $0.71     $1.25     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    25         8        --
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.26     $1.15     $1.00
Accumulation unit value at end of period                                   $0.65     $1.26     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     3        13        --
----------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $0.88     $1.15     $1.00
Accumulation unit value at end of period                                   $0.35     $0.88     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    26         5        --
----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.19     $1.08     $1.00
Accumulation unit value at end of period                                   $0.83     $1.19     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    45        26       206
----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.37     $1.22     $1.00
Accumulation unit value at end of period                                   $0.81     $1.37     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,222       952        --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.46     $1.23     $1.00
Accumulation unit value at end of period                                   $0.76     $1.46     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    25        25        58
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.21     $1.17     $1.00
Accumulation unit value at end of period                                   $0.71     $1.21     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    71        66         7
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (07/24/2006)
Accumulation unit value at beginning of period                             $1.28     $1.23     $1.00
Accumulation unit value at end of period                                   $0.59     $1.28     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,694     1,875       431
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.28     $1.14     $1.00
Accumulation unit value at end of period                                   $0.76     $1.28     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        19        --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.12     $1.16     $1.00
Accumulation unit value at end of period                                   $0.84     $1.12     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   941     1,057        19
----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 121

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007      2006
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.30     $1.09     $1.00
Accumulation unit value at end of period                                   $0.75     $1.30     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --         7       393
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.09     $1.16     $1.00
Accumulation unit value at end of period                                   $0.79     $1.09     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   130       142        76
----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                             $1.08     $1.08     $1.00
Accumulation unit value at end of period                                   $0.80     $1.08     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   422       399        92
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (07/24/2006)
Accumulation unit value at beginning of period                             $1.29     $1.12     $1.00
Accumulation unit value at end of period                                   $0.77     $1.29     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 4,260     2,481       656
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                             $1.42     $1.20     $1.00
Accumulation unit value at end of period                                   $0.72     $1.42     $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    89        65       275
----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                             $1.15     $0.99     $1.00
Accumulation unit value at end of period                                   $0.75     $1.15     $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    85        35       298
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.34     $1.16     $1.00
Accumulation unit value at end of period                                   $0.76     $1.34     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    18        26        --
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES* (07/24/2006)
Accumulation unit value at beginning of period                             $1.18     $1.15     $1.00
Accumulation unit value at end of period                                   $0.73     $1.18     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     3         7        --
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.03     $1.02     $1.00
Accumulation unit value at end of period                                   $0.74     $1.03     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,517     1,854       700
----------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.21     $1.13     $1.00
Accumulation unit value at end of period                                   $0.80     $1.21     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    14         2        --
----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.32     $1.16     $1.00
Accumulation unit value at end of period                                   $0.76     $1.32     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     7        13         9
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.29     $1.12     $1.00
Accumulation unit value at end of period                                   $0.73     $1.29     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 4,301     3,188     1,284
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.27     $1.12     $1.00
Accumulation unit value at end of period                                   $0.76     $1.27     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,783     1,386       338
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.34     $1.16     $1.00
Accumulation unit value at end of period                                   $0.74     $1.34     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    78        75        36
----------------------------------------------------------------------------------------------------



 122 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007      2006
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $0.95     $1.22     $1.00
Accumulation unit value at end of period                                   $0.54     $0.95     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    91        89        10
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.10     $1.14     $1.00
Accumulation unit value at end of period                                   $0.73     $1.10     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    45        48        16
----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.16     $1.14     $1.00
Accumulation unit value at end of period                                   $0.72     $1.16     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   422       426       101
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.09     $1.13     $1.00
Accumulation unit value at end of period                                   $0.68     $1.09     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    65        73        55
----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                             $1.06     $1.00        --
Accumulation unit value at end of period                                   $0.63     $1.06        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 4,924     3,189        --
----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period                             $1.02     $1.00        --
Accumulation unit value at end of period                                   $0.59     $1.02        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    11        --        --
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.24     $1.13     $1.00
Accumulation unit value at end of period                                   $0.77     $1.24     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    10        --        --
----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (07/24/2006)
Accumulation unit value at beginning of period                             $1.13     $1.10     $1.00
Accumulation unit value at end of period                                   $0.87     $1.13     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   120       125         1
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
RiverSource Variable Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.52     $1.20     $1.00
Accumulation unit value at end of period                                   $0.93     $1.52     $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    97        61        29
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                             $1.21     $1.18     $1.00
Accumulation unit value at end of period                                   $0.64     $1.21     $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,317     1,079       345
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                             $1.24     $1.17     $1.00
Accumulation unit value at end of period                                   $0.74     $1.24     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     2        --        --
----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.23     $1.18     $1.00
Accumulation unit value at end of period                                   $0.73     $1.23     $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    65        68        18
----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.12     $1.15     $1.00
Accumulation unit value at end of period                                   $0.68     $1.12     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    43        48        17
----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 123

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007      2006
----------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.15     $1.06     $1.00
Accumulation unit value at end of period                                   $0.97     $1.15     $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 6,568     5,113       892
----------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                             $1.11     $1.07     $1.00
Accumulation unit value at end of period                                   $0.64     $1.11     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.12     $1.04     $1.00
Accumulation unit value at end of period                                   $0.93     $1.12     $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 4,557     3,298     1,204
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.71        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.84        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     5        --        --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.76        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.73        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.79        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.14     $1.11     $1.00
Accumulation unit value at end of period                                   $0.69     $1.14     $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,670     2,212       859
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.17     $1.12     $1.00
Accumulation unit value at end of period                                   $0.73     $1.17     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     4         4        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.09     $1.16     $1.00
Accumulation unit value at end of period                                   $0.73     $1.09     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,422     2,314       279
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (07/24/2006)
Accumulation unit value at beginning of period                             $1.12     $1.12     $1.00
Accumulation unit value at end of period                                   $0.78     $1.12     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     8        87        12
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
RiverSource Variable Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (07/24/2006)
Accumulation unit value at beginning of period                             $1.05     $1.01     $1.00
Accumulation unit value at end of period                                   $1.06     $1.05     $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,812     1,238       385
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund
at Dec. 31, 2008 were (0.40%) and (0.40%), respectively.
----------------------------------------------------------------------------------------------------



 124 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007      2006
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.07     $1.04     $1.00
Accumulation unit value at end of period                                   $0.99     $1.07     $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                12,148     9,119     2,248
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.21     $1.14     $1.00
Accumulation unit value at end of period                                   $0.71     $1.21     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 6,252     3,315     1,118
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                             $1.17     $1.16     $1.00
Accumulation unit value at end of period                                   $0.67     $1.17     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.10     $1.03     $1.00
Accumulation unit value at end of period                                   $1.08     $1.10     $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 3,815     2,993       611
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.08     $1.01     $1.00
Accumulation unit value at end of period                                   $1.07     $1.08     $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,357     1,866       868
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.07     $1.06     $1.00
Accumulation unit value at end of period                                   $0.79     $1.07     $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   116       178        40
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.07     $1.06     $1.00
Accumulation unit value at end of period                                   $0.86     $1.07     $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,619     2,072       761
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.26     $1.13     $1.00
Accumulation unit value at end of period                                   $0.69     $1.26     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --         3         2
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.22     $1.12     $1.00
Accumulation unit value at end of period                                   $0.66     $1.22     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   947       692       591
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.19     $1.14     $1.00
Accumulation unit value at end of period                                   $0.74     $1.19     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    32        10        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.06     $1.02     $1.00
Accumulation unit value at end of period                                   $1.02     $1.06     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   280        34        --
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                             $1.17     $1.15     $1.00
Accumulation unit value at end of period                                   $0.65     $1.17     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    38        38        --
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                             $1.14     $1.16     $1.00
Accumulation unit value at end of period                                   $0.68     $1.14     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 125

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                        2008       2007      2006
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $1.08     $1.14     $1.00
Accumulation unit value at end of period                                   $0.65     $1.08     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     8         2         8
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.76     $1.29     $1.00
Accumulation unit value at end of period                                   $0.80     $1.76     $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,826       817       193
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.29     $1.16     $1.00
Accumulation unit value at end of period                                   $0.76     $1.29     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    27        46        21
----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.09     $1.13     $1.00
Accumulation unit value at end of period                                   $0.69     $1.09     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 2,873     1,873       832
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.13     $1.25     $1.00
Accumulation unit value at end of period                                   $0.62     $1.13     $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,282       484       279
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.39     $1.14     $1.00
Accumulation unit value at end of period                                   $0.73     $1.39     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    24         9       202
----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                             $1.41     $1.23     $1.00
Accumulation unit value at end of period                                   $0.76     $1.41     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,311       679       272
----------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                             $1.16     $1.12     $1.00
Accumulation unit value at end of period                                   $0.69     $1.16     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,339       954       103
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.22     $1.16     $1.00
Accumulation unit value at end of period                                   $0.72     $1.22     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.37     $1.22     $1.00
Accumulation unit value at end of period                                   $0.79     $1.37     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    40        39        16
----------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                         2008      2007      2006
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.24     $1.13     $1.00
Accumulation unit value at end of period                                   $0.70     $1.24     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     3         2        --
----------------------------------------------------------------------------------------------------
AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.25     $1.15     $1.00
Accumulation unit value at end of period                                   $0.65     $1.25     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     4        19        --
----------------------------------------------------------------------------------------------------
AIM V.I. FINANCIAL SERVICES FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $0.88     $1.15     $1.00
Accumulation unit value at end of period                                   $0.35     $0.88     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     4        --        --
----------------------------------------------------------------------------------------------------



 126 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007      2006
----------------------------------------------------------------------------------------------------
AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.19     $1.08     $1.00
Accumulation unit value at end of period                                   $0.83     $1.19     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     2         1         7
----------------------------------------------------------------------------------------------------
AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.37     $1.22     $1.00
Accumulation unit value at end of period                                   $0.80     $1.37     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   254        97        --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.46     $1.23     $1.00
Accumulation unit value at end of period                                   $0.75     $1.46     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     2         1        --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.21     $1.17     $1.00
Accumulation unit value at end of period                                   $0.71     $1.21     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    37         5        --
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B)* (07/24/2006)
Accumulation unit value at beginning of period                             $1.28     $1.23     $1.00
Accumulation unit value at end of period                                   $0.59     $1.28     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   366       187        43
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (07/24/2006)
Accumulation unit value at beginning of period                             $1.28     $1.14     $1.00
Accumulation unit value at end of period                                   $0.76     $1.28     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.12     $1.16     $1.00
Accumulation unit value at end of period                                   $0.83     $1.12     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   104       107        --
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.30     $1.09     $1.00
Accumulation unit value at end of period                                   $0.75     $1.30     $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     2         3        17
----------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (07/24/2006)
Accumulation unit value at beginning of period                             $1.09     $1.16     $1.00
Accumulation unit value at end of period                                   $0.78     $1.09     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    18        30        --
----------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                             $1.08     $1.08     $1.00
Accumulation unit value at end of period                                   $0.80     $1.08     $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    51        62        11
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (07/24/2006)
Accumulation unit value at beginning of period                             $1.29     $1.12     $1.00
Accumulation unit value at end of period                                   $0.77     $1.29     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   404       226        89
----------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (07/24/2006)
Accumulation unit value at beginning of period                             $1.42     $1.20     $1.00
Accumulation unit value at end of period                                   $0.72     $1.42     $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    15        11        19
----------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (07/24/2006)
Accumulation unit value at beginning of period                             $1.14     $0.99     $1.00
Accumulation unit value at end of period                                   $0.75     $1.14     $0.99
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     9         7        21
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.34     $1.16     $1.00
Accumulation unit value at end of period                                   $0.76     $1.34     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     1        --        --
----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 127

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007      2006
----------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES* (07/24/2006)
Accumulation unit value at beginning of period                             $1.18     $1.15     $1.00
Accumulation unit value at end of period                                   $0.73     $1.18     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        11        --
*Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service
Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).
----------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.02     $1.02     $1.00
Accumulation unit value at end of period                                   $0.73     $1.02     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   530       400       285
----------------------------------------------------------------------------------------------------
EVERGREEN VA FUNDAMENTAL LARGE CAP FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.21     $1.13     $1.00
Accumulation unit value at end of period                                   $0.80     $1.21     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     5        --        --
----------------------------------------------------------------------------------------------------
EVERGREEN VA INTERNATIONAL EQUITY FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.32     $1.16     $1.00
Accumulation unit value at end of period                                   $0.76     $1.32     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     7         1        --
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.29     $1.11     $1.00
Accumulation unit value at end of period                                   $0.73     $1.29     $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   349       300        79
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.27     $1.12     $1.00
Accumulation unit value at end of period                                   $0.76     $1.27     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   322       117        32
----------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.34     $1.16     $1.00
Accumulation unit value at end of period                                   $0.74     $1.34     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    35        10        --
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $0.95     $1.22     $1.00
Accumulation unit value at end of period                                   $0.54     $0.95     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    13        22         2
----------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.10     $1.14     $1.00
Accumulation unit value at end of period                                   $0.72     $1.10     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    37        23        16
----------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (07/24/2006)
Accumulation unit value at beginning of period                             $1.16     $1.14     $1.00
Accumulation unit value at end of period                                   $0.72     $1.16     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    71        85         2
----------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.09     $1.13     $1.00
Accumulation unit value at end of period                                   $0.68     $1.09     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    38         5         2
----------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
(PREVIOUSLY JANUS ASPEN SERIES LARGE CAP GROWTH PORTFOLIO: SERVICE SHARES)
Accumulation unit value at beginning of period                             $1.06     $1.00        --
Accumulation unit value at end of period                                   $0.63     $1.06        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   502       276        --
----------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (04/27/2007)
Accumulation unit value at beginning of period                             $1.01     $1.00        --
Accumulation unit value at end of period                                   $0.59     $1.01        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------



 128 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007      2006
----------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.23     $1.13     $1.00
Accumulation unit value at end of period                                   $0.77     $1.23     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     3        --        --
----------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS* (07/24/2006)
Accumulation unit value at beginning of period                             $1.13     $1.10     $1.00
Accumulation unit value at end of period                                   $0.86     $1.13     $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    27        22         2
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
RiverSource Variable Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.51     $1.20     $1.00
Accumulation unit value at end of period                                   $0.93     $1.51     $1.20
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    57        28        --
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST INTERNATIONAL PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                             $1.20     $1.18     $1.00
Accumulation unit value at end of period                                   $0.64     $1.20     $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    95        91        19
----------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST SOCIALLY RESPONSIVE PORTFOLIO (CLASS S) (07/24/2006)
Accumulation unit value at beginning of period                             $1.24     $1.17     $1.00
Accumulation unit value at end of period                                   $0.74     $1.24     $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.23     $1.18     $1.00
Accumulation unit value at end of period                                   $0.72     $1.23     $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    48        16        23
----------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.12     $1.15     $1.00
Accumulation unit value at end of period                                   $0.68     $1.12     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --         2         2
----------------------------------------------------------------------------------------------------
OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.14     $1.06     $1.00
Accumulation unit value at end of period                                   $0.96     $1.14     $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   997       672       103
----------------------------------------------------------------------------------------------------
OPPENHEIMER VALUE FUND/VA, SERVICE SHARES (09/15/2006)
Accumulation unit value at beginning of period                             $1.11     $1.07     $1.00
Accumulation unit value at end of period                                   $0.64     $1.11     $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     1         1        --
----------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (07/24/2006)
Accumulation unit value at beginning of period                             $1.11     $1.04     $1.00
Accumulation unit value at end of period                                   $0.92     $1.11     $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   557       401       106
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.71        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.84        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     9        --        --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.76        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     2        --        --
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY AGGRESSIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.73        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 129

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007      2006
----------------------------------------------------------------------------------------------------
RVST DISCIPLINED ASSET ALLOCATION PORTFOLIOS - MODERATELY CONSERVATIVE (05/01/2008)
Accumulation unit value at beginning of period                             $1.00        --        --
Accumulation unit value at end of period                                   $0.79        --        --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     1        --        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.14     $1.11     $1.00
Accumulation unit value at end of period                                   $0.69     $1.14     $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   335       205        61
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.17     $1.12     $1.00
Accumulation unit value at end of period                                   $0.73     $1.17     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.08     $1.16     $1.00
Accumulation unit value at end of period                                   $0.73     $1.08     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   269       186         9
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND* (07/24/2006)
Accumulation unit value at beginning of period                             $1.12     $1.12     $1.00
Accumulation unit value at end of period                                   $0.77     $1.12     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    14        51         9
*Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST
RiverSource Variable Portfolio - Balanced Fund.
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND* (07/24/2006)
Accumulation unit value at beginning of period                             $1.05     $1.01     $1.00
Accumulation unit value at end of period                                   $1.06     $1.05     $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,186     1,071       287
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund
at Dec. 31, 2008 were (0.57%) and (0.57%), respectively.
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.07     $1.03     $1.00
Accumulation unit value at end of period                                   $0.99     $1.07     $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 1,847     1,476       221
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.21     $1.14     $1.00
Accumulation unit value at end of period                                   $0.71     $1.21     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   591       310        75
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP EQUITY FUND)
Accumulation unit value at beginning of period                             $1.17     $1.16     $1.00
Accumulation unit value at end of period                                   $0.67     $1.17     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.10     $1.03     $1.00
Accumulation unit value at end of period                                   $1.07     $1.10     $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   561       415        58
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.08     $1.01     $1.00
Accumulation unit value at end of period                                   $1.06     $1.08     $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   343       300        83
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.07     $1.06     $1.00
Accumulation unit value at end of period                                   $0.79     $1.07     $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    35        26        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.07     $1.05     $1.00
Accumulation unit value at end of period                                   $0.85     $1.07     $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   272       219        75
----------------------------------------------------------------------------------------------------



 130 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007      2006
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.26     $1.13     $1.00
Accumulation unit value at end of period                                   $0.69     $1.26     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     1         2        --
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.22     $1.12     $1.00
Accumulation unit value at end of period                                   $0.66     $1.22     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    71        53        24
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.18     $1.14     $1.00
Accumulation unit value at end of period                                   $0.73     $1.18     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     1        21        10
----------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.06     $1.02     $1.00
Accumulation unit value at end of period                                   $1.01     $1.06     $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    81        48        13
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - GROWTH FUND)
Accumulation unit value at beginning of period                             $1.17     $1.15     $1.00
Accumulation unit value at end of period                                   $0.64     $1.17     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - LARGE CAP VALUE FUND)
Accumulation unit value at beginning of period                             $1.13     $1.15     $1.00
Accumulation unit value at end of period                                   $0.68     $1.13     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                    --        --        --
----------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - SMALLER-CAP VALUE FUND (07/24/2006)
(PREVIOUSLY RVST RIVERSOURCE VARIABLE PORTFOLIO - SMALL CAP ADVANTAGE FUND)
Accumulation unit value at beginning of period                             $1.08     $1.14     $1.00
Accumulation unit value at end of period                                   $0.65     $1.08     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     2        --        --
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.76     $1.29     $1.00
Accumulation unit value at end of period                                   $0.80     $1.76     $1.29
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   168        60         9
----------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.29     $1.16     $1.00
Accumulation unit value at end of period                                   $0.76     $1.29     $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     3         4         8
----------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.08     $1.13     $1.00
Accumulation unit value at end of period                                   $0.69     $1.08     $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   262       187        93
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.12     $1.25     $1.00
Accumulation unit value at end of period                                   $0.62     $1.12     $1.25
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   101        57        22
----------------------------------------------------------------------------------------------------
VAN KAMPEN UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (07/24/2006)
Accumulation unit value at beginning of period                             $1.38     $1.14     $1.00
Accumulation unit value at end of period                                   $0.72     $1.38     $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     2         5        12
----------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (07/24/2006)
Accumulation unit value at beginning of period                             $1.41     $1.23     $1.00
Accumulation unit value at end of period                                   $0.76     $1.41     $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   172        46        11
----------------------------------------------------------------------------------------------------
WANGER USA (07/24/2006)
Accumulation unit value at beginning of period                             $1.16     $1.12     $1.00
Accumulation unit value at end of period                                   $0.69     $1.16     $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                   109        81        12
----------------------------------------------------------------------------------------------------



   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 131

VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                         2008      2007      2006
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.21     $1.15     $1.00
Accumulation unit value at end of period                                   $0.72     $1.21     $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     1         1        --
----------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND (07/24/2006)
Accumulation unit value at beginning of period                             $1.36     $1.22     $1.00
Accumulation unit value at end of period                                   $0.79     $1.36     $1.22
Number of accumulation units outstanding at end of period (000
  omitted)                                                                     2         4        --
----------------------------------------------------------------------------------------------------





 132 RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2008...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Financial Statements





   RIVERSOURCE RAVA 4 ADVANTAGE / RAVA 4 SELECT / RAVA 4 ACCESS VARIABLE ANNUITY NEW YORK -- PROSPECTUS 133

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

1 (800) 541-2251


RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and
                         annuity products are issued by
RiverSource Life Insurance Co. of New York, Albany, New York. Both companies are affiliated with Ameriprise Financial Services, Inc.
                 Only RiverSource Life Insurance Co. of New York
           is authorized to sell insurance and annuities in New York.


      (C)2008-2009 RiverSource Life Insurance Company. All rights reserved.


S-6504 G (5/09)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



                         RIVERSOURCE RETIREMENT ADVISOR

                               VARIABLE ANNUITY(R)



                   RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE(R)

                                VARIABLE ANNUITY



                    RIVERSOURCE RETIREMENT ADVISOR SELECT(R)

                                VARIABLE ANNUITY



                RIVERSOURCE RETIREMENT ADVISOR ADVANTAGE PLUS(R)

                                VARIABLE ANNUITY



                  RIVERSOURCE RETIREMENT ADVISOR SELECT PLUS(R)

                                VARIABLE ANNUITY



                  RIVERSOURCE RETIREMENT ADVISOR 4 ADVANTAGE(R)

                                VARIABLE ANNUITY



                   RIVERSOURCE RETIREMENT ADVISOR 4 SELECT(R)

                                VARIABLE ANNUITY



                   RIVERSOURCE RETIREMENT ADVISOR 4 ACCESS(R)

                                VARIABLE ANNUITY



                    RIVERSOURCE(R) FLEXIBLE PORTFOLIO ANNUITY



                             RIVERSOURCE OF NEW YORK

                            VARIABLE ANNUITY ACCOUNT

           (previously IDS Life of New York Variable Annuity Account)

                                   MAY 1, 2009


RiverSource of New York Variable Annuity Account is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your sales representative, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12205
(800) 541-2251


S-6343 G (5/09)

TABLE OF CONTENTS


Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies.................................................................   p.  4
Revenues Received During Calendar Year 2008.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firm...................................   p.  5
Financial Statements............................................................   p.  7





 2    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

CALCULATING ANNUITY PAYOUTS

THE VARIABLE ACCOUNT
We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The underlying number of units in your subaccount is fixed. The value of units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

THE FIXED ACCOUNT
We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your fixed account at the retirement/settlement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our fixed account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, see "Debt & Ratings Information" under "Investors Relations" on our website at ameriprise.com or contact your sales representative. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.


REVENUES RECEIVED DURING CALENDAR YEAR 2008



The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2008. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.



--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $18,743,014.48
Oppenheimer Variable Account Funds                                            $13,820,820.88
Wanger Advisors Trust                                                         $ 9,370,146.79
AllianceBernstein Variable Products Series Fund, Inc.                         $ 8,424,214.29
Columbia Funds Variable Insurance Trust                                       $ 7,430,450.61
Janus Aspen Series                                                            $ 7,122,557.57
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 6,643,663.84
AIM Variable Insurance Funds                                                  $ 6,432,082.42
PIMCO Variable Insurance Trust                                                $ 5,883,317.87
American Century(R) Variable Portfolios, Inc.                                 $ 5,286,558.50
Goldman Sachs Variable Insurance Trust                                        $ 4,677,953.25
Van Kampen Life Investment Trust                                              $ 3,925,882.57
MFS(R) Variable Insurance Trust(SM)                                           $ 3,573,209.10
Eaton Vance Variable Trust                                                    $ 2,684,626.00
Wells Fargo Advantage Variable Trust Funds                                    $ 1,708,848.85
Putnam Variable Trust                                                         $ 1,652,989.18
The Universal Institutional Funds, Inc.                                       $ 1,516,077.16
Neuberger Berman Advisers Management Trust                                    $ 1,235,681.82
Evergreen Variable Annuity Trust                                              $ 1,141,265.89
Credit Suisse Trust                                                           $   949,442.19
Lazard Retirement Series, Inc.                                                $   793,689.26
Third Avenue Variable Series Trust                                            $   552,278.88
Royce Capital Fund                                                            $   469,495.42
Pioneer Variable Contracts Trust                                              $   280,236.22
Calvert Variable Series, Inc.                                                 $   149,893.29
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $   140,009.65
STI Classic Variable Trust                                                    $    42,907.96
Legg Mason Partners Variable Portfolios                                       $    20,806.64
Premier VIT                                                                   $     5,570.02
Lincoln Variable Insurance Products Trust                                     $     3,477.16
J.P. Morgan Series Trust II                                                   $     1,772.33
--------------------------------------------------------------------------------------------




If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Series Trust Funds
(RVST) or their affiliates would be at the top of the list.



 4    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as principal underwriter for the contracts, which are offered on a continuous basis. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Act of 1934 as a broker dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The contracts are offered to the public through certain securities broker-dealers that have entered into sales agreements with us and RiverSource Distributors and whose personnel are legally authorized to sell annuity and life insurance products. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial.


Prior to Jan. 1, 2007, Ameriprise Financial Services, Inc. served as the principal underwriter for the contracts. The aggregate dollar amount of underwriting commissions paid to Ameriprise Financial Services, Inc. for the variable account in 2006 was $14,651,291. Ameriprise Financial Services, Inc. retained no underwriting commission from the sale of the contracts.



Effective Jan. 1, 2007, RiverSource Distributors became the principal underwriter for the contracts. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2008 was $22,750,353; and in 2007 was $16,934,492. RiverSource Distributors retained no underwriting commissions from the sale of the contracts.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2008 and 2007, and for each of the three years in the period ended Dec. 31, 2008, and the individual financial statements of the segregated asset subaccounts of RiverSource of New York Variable Annuity Account, sponsored by RiverSource Life Insurance Co. of New York, at Dec. 31, 2008, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.



                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    5

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



THE BOARD OF DIRECTORS



RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK



We have audited the accompanying individual statements of assets and liabilities of the segregated asset subaccounts of RiverSource of New York Variable Annuity Account (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in Note 1, as of December 31, 2008, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.



We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2008 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the segregated asset subaccounts of RiverSource of New York Variable Annuity Account, referred to in
Note 1, at December 31, 2008, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.


                                        (-s- ERNST & YOUNG LLP)


Minneapolis, Minnesota



April 24, 2009



 6    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                       AIM VI      AIM VI       AIM VI        AIM VI         AIM VI
                                                     CAP APPR,    CAP APPR,    CAP DEV,      CAP DEV,       CORE EQ,
DEC. 31, 2008                                          SER I       SER II        SER I        SER II         SER I
 ASSETS
Investments, at fair value(1),(2)                     $476,978   $5,925,856     $469,276    $1,588,335    $11,052,695
Dividends receivable                                        --           --           --            --             --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                18        4,828          263         1,354          1,798
Receivable for share redemptions                           729        4,662          346         1,278         12,598
---------------------------------------------------------------------------------------------------------------------
Total assets                                           477,725    5,935,346      469,885     1,590,967     11,067,091
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         376        4,662          346         1,278         12,598
    Contract terminations                                  353           --           --            --             --
Payable for investments purchased                           18        4,828          263         1,354          1,798
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                          747        9,490          609         2,632         14,396
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                               476,978    5,922,880      469,276     1,588,281     10,964,314
Net assets applicable to contracts in payment
  period                                                    --        2,838           --            --         88,381
Net assets applicable to seed money                         --          138           --            54             --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                      $476,978   $5,925,856     $469,276    $1,588,335    $11,052,695
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   28,240      356,764       59,177       205,211        559,630
(2) Investments, at cost                              $715,764   $8,182,885     $750,982    $2,937,176    $12,995,141
---------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                       AIM VI      AIM VI       AIM VI        AIM VI         AIM VI
                                                        DYN,      FIN SERV,    FIN SERV,    GLOBAL HLTH    INTL GRO,
DEC. 31, 2008 (CONTINUED)                              SER I        SER I       SER II     CARE, SER II      SER II
 ASSETS
Investments, at fair value(1),(2)                     $311,780   $  600,151   $  511,260    $1,922,599    $30,572,539
Dividends receivable                                        --           --           --            --             --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                72           80           90           149         13,834
Receivable for share redemptions                           244          453          411         1,544         29,480
---------------------------------------------------------------------------------------------------------------------
Total assets                                           312,096      600,684      511,761     1,924,292     30,615,853
---------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                         243          453          411         1,544         25,793
    Contract terminations                                   --           --           --            --          3,688
Payable for investments purchased                           72           80           90           149         13,834
---------------------------------------------------------------------------------------------------------------------
Total liabilities                                          315          533          501         1,693         43,315
---------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                               311,745      600,151      511,208     1,922,437     30,572,538
Net assets applicable to contracts in payment
  period                                                    --           --           --            --             --
Net assets applicable to seed money                         36           --           52           162             --
---------------------------------------------------------------------------------------------------------------------
Total net assets                                      $311,781   $  600,151   $  511,260    $1,922,599    $30,572,538
---------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   31,209      145,668      125,309       156,819      1,589,836
(2) Investments, at cost                              $395,647   $1,438,004   $1,196,342    $2,880,730    $44,485,874
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    7

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                    AIM VI        AB VPS         AB VPS         AB VPS        AB VPS
                                                     TECH,     GLOBAL TECH,    GRO & INC,     INTL VAL,    LG CAP GRO,
DEC. 31, 2008 (CONTINUED)                            SER I         CL B           CL B           CL B          CL B
 ASSETS
Investments, at fair value(1),(2)                 $  989,847    $1,232,655    $  9,184,160   $49,552,012      $131,535
Dividends receivable                                      --            --              --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         510           169           2,515        33,241            80
Receivable for share redemptions                         760         1,054           7,137        43,536            91
----------------------------------------------------------------------------------------------------------------------
Total assets                                         991,117     1,233,878       9,193,812    49,628,789       131,706
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       760         1,054           7,090        40,845            91
    Contract terminations                                 --            --              47         2,690            --
Payable for investments purchased                        510           169           2,515        33,241            80
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,270         1,223           9,652        76,776           171
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                989,847     1,232,503       9,184,023    49,535,941       131,306
Net assets applicable to contracts in payment
  period                                                  --            --              --        16,072            --
Net assets applicable to seed money                       --           152             137            --           229
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $  989,847    $1,232,655    $  9,184,160   $49,552,013      $131,535
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                118,120       115,525         708,108     4,533,579         7,295
(2) Investments, at cost                          $1,472,407    $1,995,663     $15,443,846   $83,181,297      $173,760
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     AC VP         AC VP          AC VP         AC VP         AC VP
                                                     INTL,         INTL,      MID CAP VAL,      ULTRA,         VAL,
DEC. 31, 2008 (CONTINUED)                            CL I          CL II          CL II         CL II          CL I
 ASSETS
Investments, at fair value(1),(2)                 $  800,741    $2,899,808     $13,427,385    $1,737,474   $12,106,827
Dividends receivable                                      --            --              --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                         362         3,369           6,529           257         2,312
Receivable for share redemptions                         641         2,323          15,043         4,823        13,833
----------------------------------------------------------------------------------------------------------------------
Total assets                                         801,744     2,905,500      13,448,957     1,742,554    12,122,972
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       641         2,323          11,379         1,444        13,219
    Contract terminations                                 --            --           3,665         3,379           614
Payable for investments purchased                        362         3,369           6,529           257         2,312
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                      1,003         5,692          21,573         5,080        16,145
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                800,741     2,897,131      13,427,384     1,737,426    12,013,493
Net assets applicable to contracts in payment
  period                                                  --         2,677              --            --        93,334
Net assets applicable to seed money                       --            --              --            48            --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                  $  800,741    $2,899,808     $13,427,384    $1,737,474   $12,106,827
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                134,805       489,006       1,374,348       290,062     2,586,929
(2) Investments, at cost                          $1,062,950    $3,909,478     $18,086,597    $2,862,941   $18,145,027
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 8    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------
                                                     AC VP        CALVERT        COL           COL       COL MARSICO
                                                      VAL,          VS        HI YIELD,   MARSICO GRO,    INTL OPP,
DEC. 31, 2008 (CONTINUED)                            CL II      SOCIAL BAL     VS CL B       VS CL A       VS CL B
 ASSETS
Investments, at fair value(1),(2)                 $15,876,619   $2,451,725   $3,525,382    $63,097,574    $3,601,766
Dividends receivable                                       --           --           --             --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        5,962           39          132         28,577         2,890
Receivable for share redemptions                       15,719       11,504        3,632         60,605         2,874
--------------------------------------------------------------------------------------------------------------------
Total assets                                       15,898,300    2,463,268    3,529,146     63,186,756     3,607,530
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     12,482        2,009        2,987         53,025         2,876
    Contract terminations                               3,237        9,495          644          7,580            --
Payable for investments purchased                       5,962           39          132         28,577         2,890
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      21,681       11,543        3,763         89,182         5,766
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              15,845,960    2,451,725    3,525,383     63,097,574     3,593,066
Net assets applicable to contracts in payment
  period                                               30,659           --           --             --         8,698
Net assets applicable to seed money                        --           --           --             --            --
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $15,876,619   $2,451,725   $3,525,383    $63,097,574    $3,601,764
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               3,392,440    1,964,523      467,557      4,691,269       344,666
(2) Investments, at cost                          $25,087,624   $3,630,805   $5,062,063    $88,014,730    $6,930,326
--------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                  ------------------------------------------------------------------
                                                       CS           CS           CS         DREY VIF       DREY VIF
                                                   COMMODITY      U.S. EQ      U.S. EQ      INTL EQ,      INTL VAL,
DEC. 31, 2008 (CONTINUED)                            RETURN      FLEX III      FLEX I         SERV           SERV
 ASSETS
Investments, at fair value(1),(2)                  $3,032,571     $166,292   $5,014,499       $214,726      $ 97,048
Dividends receivable                                    9,624           --           --             --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        1,109           29        1,156            196            33
Receivable for share redemptions                        3,131          133        5,741            198           579
--------------------------------------------------------------------------------------------------------------------
Total assets                                        3,046,435      166,454    5,021,396        215,120        97,660
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      2,490          133        5,741            199            82
    Contract terminations                                 641           --           --             --           497
Payable for investments purchased                      10,733           29        1,156            196            33
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      13,864          162        6,897            395           612
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               3,032,571      166,292    5,012,265        214,670        96,885
Net assets applicable to contracts in payment
  period                                                   --           --        2,234             --            --
Net assets applicable to seed money                        --           --           --             55           163
--------------------------------------------------------------------------------------------------------------------
Total net assets                                   $3,032,571     $166,292   $5,014,499       $214,725      $ 97,048
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 426,522       17,958      495,994         16,881        11,066
(2) Investments, at cost                           $5,034,980     $212,515   $8,005,468       $339,073      $162,049
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                          RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    9

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                     EV VT           EG VA         EG VA         FID VIP       FID VIP
                                                 FLOATING-RATE    FUNDAMENTAL     INTL EQ,     CONTRAFUND,    GRO & INC,
DEC. 31, 2008 (CONTINUED)                             INC        LG CAP, CL 2       CL 2        SERV CL 2      SERV CL
 ASSETS
Investments, at fair value(1),(2)                 $28,773,744     $1,672,218     $1,793,345   $ 62,381,723    $2,328,914
Dividends receivable                                  186,645             --             --             --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                       18,754            268            536         27,668         1,622
Receivable for share redemptions                       41,079         28,482          1,625         56,350        10,978
------------------------------------------------------------------------------------------------------------------------
Total assets                                       29,020,222      1,700,968      1,795,506     62,465,741     2,341,514
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     24,488          1,348          1,436         52,146         1,847
    Contract terminations                              16,591         27,134            188          4,203         9,132
Payable for investments purchased                     205,399            268            536         27,668         1,622
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     246,478         28,750          2,160         84,017        12,601
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              28,773,744      1,672,041      1,793,236     62,329,599     2,321,041
Net assets applicable to contracts in payment
  period                                                   --             --             --         52,125         7,872
Net assets applicable to seed money                        --            177            110             --            --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $28,773,744     $1,672,218     $1,793,346   $ 62,381,724    $2,328,913
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               4,372,909        131,878        187,785      4,120,325       266,771
(2) Investments, at cost                          $41,213,813     $2,180,139     $2,699,454   $109,615,194    $3,591,404
------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                 -----------------------------------------------------------------------
                                                    FID VIP         FID VIP       FID VIP        FID VIP       FID VIP
                                                   GRO & INC,      MID CAP,       MID CAP,      OVERSEAS,     OVERSEAS,
DEC. 31, 2008 (CONTINUED)                          SERV CL 2        SERV CL      SERV CL 2       SERV CL      SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                 $13,101,165     $4,813,633    $62,464,655     $  889,618   $ 9,254,413
Dividends receivable                                       --             --             --             --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                        8,988          3,664         31,471             --         2,621
Receivable for share redemptions                       10,430          3,750         55,013            719         8,889
------------------------------------------------------------------------------------------------------------------------
Total assets                                       13,120,583      4,821,047     62,551,139        890,337     9,265,923
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     10,429          3,750         51,050            719         7,318
    Contract terminations                                  --             --          3,963             --         1,570
Payable for investments purchased                       8,988          3,664         31,471             --         2,621
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      19,417          7,414         86,484            719        11,509
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              13,020,649      4,805,627     62,449,007        889,618     9,252,205
Net assets applicable to contracts in payment
  period                                               80,486          8,006         15,648             --         2,209
Net assets applicable to seed money                        31             --             --             --            --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                  $13,101,166     $4,813,633    $62,464,655     $  889,618   $ 9,254,414
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               1,514,586        262,610      3,447,277         73,401       766,729
(2) Investments, at cost                          $19,799,115     $6,625,834    $94,299,297     $1,321,442   $14,040,916
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 10    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                                  FTVIPT           FTVIPT           FTVIPT          FTVIPT         FTVIPT
                                               FRANK GLOBAL     FRANK SM CAP    MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
DEC. 31, 2008 (CONTINUED)                     REAL EST, CL 2      VAL, CL 2       SEC, CL 2       SEC, CL 1      SEC, CL 2
 ASSETS
Investments, at fair value(1),(2)               $ 9,000,222      $10,292,324     $15,409,167      $5,310,647       $338,089
Dividends receivable                                     --               --              --              --             --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments               15,456            6,399           1,508             886             --
Receivable for share redemptions                      7,225            8,554          21,292           6,079            251
---------------------------------------------------------------------------------------------------------------------------
Total assets                                      9,022,903       10,307,277      15,431,967       5,317,612        338,340
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    7,101            8,112          12,366           6,079            251
    Contract terminations                               124              442           8,926              --             --
Payable for investments purchased                    15,456            6,399           1,508             886             --
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    22,681           14,953          22,800           6,965            251
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             8,967,239       10,292,324      15,409,167       5,279,682        338,089
Net assets applicable to contracts in
  payment period                                     32,983               --              --          30,965             --
Net assets applicable to seed money                      --               --              --              --             --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                $ 9,000,222      $10,292,324     $15,409,167      $5,310,647       $338,089
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               848,277          975,576       1,308,079         869,173         31,421
(2) Investments, at cost                        $19,615,705      $14,890,321     $23,066,018      $7,681,420       $448,131
---------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                                  GS VIT           GS VIT           GS VIT       JANUS ASPEN    JANUS ASPEN
                                               MID CAP VAL,    STRUCTD SM CAP    STRUCTD U.S.       GLOBAL       OVERSEAS,
DEC. 31, 2008 (CONTINUED)                          INST           EQ, INST         EQ, INST       TECH, SERV        SERV
 ASSETS
Investments, at fair value(1),(2)               $17,533,742         $298,729     $ 8,873,746       $ 686,135     $7,252,389
Dividends receivable                                     --               --              --              --             --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments               10,748              162           3,637              92          3,945
Receivable for share redemptions                     20,424              244           7,059             546          6,312
---------------------------------------------------------------------------------------------------------------------------
Total assets                                     17,564,914          299,135       8,884,442         686,773      7,262,646
---------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   13,828              244           7,024             546          5,556
    Contract terminations                             6,597               --              35              --            756
Payable for investments purchased                    10,748              162           3,637              92          3,945
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    31,173              406          10,696             638         10,257
---------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            17,505,975          298,729       8,870,954         686,135      7,252,389
Net assets applicable to contracts in
  payment period                                     27,766               --           2,792              --             --
Net assets applicable to seed money                      --               --              --              --             --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                                $17,533,741         $298,729     $ 8,873,746      $  686,135     $7,252,389
---------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             2,024,681           42,798       1,110,606         236,598        278,831
(2) Investments, at cost                        $29,543,465         $491,434     $13,439,076      $1,014,949     $9,939,369
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    11

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------
                                              JANUS ASPEN    JANUS ASPEN       LAZARD       LM PTNRS          MFS
                                                 JANUS,      ENTERPRISE,    RETIRE INTL    VAR SM CAP    INV GRO STOCK,
DEC. 31, 2008 (CONTINUED)                         SERV           SERV         EQ, SERV     GRO, CL I        SERV CL
 ASSETS
Investments, at fair value(1),(2)             $52,028,506       $609,927     $3,636,553      $309,786      $4,286,674
Dividends receivable                                   --             --             --            --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                25,650            376             83           537           7,660
Receivable for share redemptions                   50,809            475          3,014           244           3,290
-----------------------------------------------------------------------------------------------------------------------
Total assets                                   52,104,965        610,778      3,639,650       310,567       4,297,624
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                 43,972            475          2,932           244           3,290
    Contract terminations                           6,838             --             82            --              --
Payable for investments purchased                  25,650            376             83           537           7,660
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                  76,460            851          3,097           781          10,950
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          52,028,505        604,737      3,591,891       309,563       4,286,510
Net assets applicable to contracts in
  payment period                                       --          5,190         44,606            --              --
Net assets applicable to seed money                    --             --             56           223             164
-----------------------------------------------------------------------------------------------------------------------
Total net assets                              $52,028,505       $609,927     $3,636,553      $309,786      $4,286,674
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           3,339,442         29,465        441,865        35,813         616,788
(2) Investments, at cost                      $76,877,955       $867,432     $5,019,829      $512,685      $5,693,100
-----------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------
                                                  MFS            MFS            MFS          NB AMT          NB AMT
                                                NEW DIS,    TOTAL RETURN,    UTILITIES,      INTL,      SOC RESPONSIVE,
DEC. 31, 2008 (CONTINUED)                       SERV CL        SERV CL        SERV CL         CL S            CL S
 ASSETS
Investments, at fair value(1),(2)              $2,907,244     $3,686,147    $ 9,752,642   $14,505,649        $206,114
Dividends receivable                                   --             --             --            --              --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                 7,514            108            218         5,585              --
Receivable for share redemptions                    2,234          4,287         54,967        12,174             188
-----------------------------------------------------------------------------------------------------------------------
Total assets                                    2,916,992      3,690,542      9,807,827    14,523,408         206,302
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                  2,234          3,017          8,031        12,174             188
    Contract terminations                              --          1,270         46,936            --              --
Payable for investments purchased                   7,514            108            218         5,585              --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                   9,748          4,395         55,185        17,759             188
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                           2,907,244      3,686,147      9,739,247    14,505,649         205,897
Net assets applicable to contracts in
  payment period                                       --             --         13,395            --              --
Net assets applicable to seed money                    --             --             --            --             217
-----------------------------------------------------------------------------------------------------------------------
Total net assets                               $2,907,244     $3,686,147    $ 9,752,642   $14,505,649        $206,114
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             362,952        241,873        541,513     1,989,801          21,904
(2) Investments, at cost                       $4,978,223     $4,906,076    $13,970,081   $22,266,895        $331,506
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 12    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            ------------------------------------------------------------------------------
                                               OPPEN           OPPEN             OPPEN            OPPEN          PIMCO
                                             GLOBAL SEC   MAIN ST SM CAP     STRATEGIC BOND        VAL      VIT ALL ASSET,
DEC. 31, 2008 (CONTINUED)                     VA, SERV       VA, SERV           VA, SERV        VA, SERV      ADVISOR CL
 ASSETS
Investments, at fair value(1),(2)            $6,000,121     $2,154,190        $122,363,174     $  782,846     $69,595,961
Dividends receivable                                 --             --                  --             --              --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments            3,120          2,918              41,364          1,433          37,605
Receivable for share redemptions                  7,692          1,745             160,580            651          80,825
--------------------------------------------------------------------------------------------------------------------------
Total assets                                  6,010,933      2,158,853         122,565,118        784,930      69,714,391
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                4,928          1,745             102,040            651          58,850
    Contract terminations                         2,764             --              58,540             --          21,975
Payable for investments purchased                 3,120          2,918              41,364          1,433          37,605
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                10,812          4,663             201,944          2,084         118,430
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         6,000,121      2,154,031         122,313,224        782,702      69,595,961
Net assets applicable to contracts in
  payment period                                     --             --              49,950             --              --
Net assets applicable to seed money                  --            159                  --            144              --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                             $6,000,121     $2,154,190        $122,363,174     $  782,846     $69,595,961
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           299,706        204,382          26,834,029        115,294       7,540,191
(2) Investments, at cost                     $9,635,004     $3,540,045        $142,465,471     $1,305,927     $86,161,543
--------------------------------------------------------------------------------------------------------------------------


                                                                     SEGREGATED ASSET SUBACCOUNTS
                                            ------------------------------------------------------------------------------
                                              PIONEER         PIONEER            PUT VT          PUT VT         PUT VT
                                            EQ INC VCT,    INTL VAL VCT,   GLOBAL HLTH CARE,    INTL EQ,     INTL NEW OPP,
DEC. 31, 2008 (CONTINUED)                      CL II           CL II             CL IB            CL IB          CL IB
 ASSETS
Investments, at fair value(1),(2)            $3,796,873       $273,073          $1,788,318     $2,905,931        $830,837
Dividends receivable                                 --             --                  --             --              --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments              508             --                 384          1,219              --
Receivable for share redemptions                  2,873            210               1,485          2,272             634
--------------------------------------------------------------------------------------------------------------------------
Total assets                                  3,800,254        273,283           1,790,187      2,909,422         831,471
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                2,873            210               1,397          2,238             632
    Contract terminations                            --             --                  88             34               1
Payable for investments purchased                   508             --                 384          1,219              --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                 3,381            210               1,869          3,491             633
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         3,776,399        273,073           1,788,318      2,901,418         830,838
Net assets applicable to contracts in
  payment period                                 20,474             --                  --          4,468              --
Net assets applicable to seed money                  --             --                  --             45              --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                             $3,796,873       $273,073          $1,788,318     $2,905,931        $830,838
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                           248,812         28,007             162,279        326,876          71,501
(2) Investments, at cost                     $4,963,068       $455,598          $1,981,055     $4,458,019        $874,436
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    13

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                 PUT VT         PUT VT          ROYCE            DISC            DISC
                                                NEW OPP,        VISTA,       MICRO-CAP,      ASSET ALLOC,    ASSET ALLOC,
DEC. 31, 2008 (CONTINUED)                         CL IA          CL IB        INVEST CL          AGGR           CONSERV
 ASSETS
Investments, at fair value(1),(2)              $ 5,669,007    $1,017,958     $1,044,059          $11,637       $555,840
Dividends receivable                                    --            --             --               --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  1,037           428            235               --             --
Receivable for share redemptions                     6,465           764          4,984               --             --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     5,676,509     1,019,150      1,049,278           11,637        555,840
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   6,465           764            828                8            522
    Contract terminations                               --            --          4,156               --             --
Payable for investments purchased                    1,037           428            235               --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    7,502         1,192          5,219                8            522
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            5,661,311     1,017,924      1,044,059           11,047        555,116
Net assets applicable to contracts in
  payment period                                     7,696            --             --               --             --
Net assets applicable to seed money                     --            34             --              582            202
-------------------------------------------------------------------------------------------------------------------------
Total net assets                               $ 5,669,007    $1,017,958     $1,044,059          $11,629       $555,318
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              429,796       122,498        173,144            1,646         65,971
(2) Investments, at cost                       $10,585,829    $1,613,012     $1,655,518          $12,618       $574,813
-------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                  DISC           DISC           DISC             RVS              RVS
                                              ASSET ALLOC,   ASSET ALLOC,   ASSET ALLOC,       PTNRS VP        PTNRS VP
DEC. 31, 2008 (CONTINUED)                          MOD         MOD AGGR      MOD CONSERV   FUNDAMENTAL VAL    SELECT VAL
 ASSETS
Investments, at fair value(1),(2)               $  902,870      $187,000       $720,182      $42,492,323       $364,410
Dividends receivable                                    --            --             --               --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    374           100             --           22,088            688
Receivable for share redemptions                        --            --             --               --             --
-------------------------------------------------------------------------------------------------------------------------
Total assets                                       903,244       187,100        720,182       42,514,411        365,098
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     622           181            522           35,758            277
    Contract terminations                               --            --             --            6,682             --
Payable for investments purchased                       --            --             --               --             --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      622           181            522           42,440            277
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              902,284       186,589        719,288       42,471,971        364,620
Net assets applicable to contracts in
  payment period                                        --            --             --               --             --
Net assets applicable to seed money                    338           330            372               --            201
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                $  902,622      $186,919       $719,660      $42,471,971       $364,821
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                              118,993        25,475         90,568        6,229,785         54,269
(2) Investments, at cost                        $1,059,732      $221,247       $784,092      $61,574,096       $558,646
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 14    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                    RVS
                                                  PTNRS VP         RVS VP           RVS VP        RVS VP         RVS VP
DEC. 31, 2008 (CONTINUED)                        SM CAP VAL          BAL          CASH MGMT      DIV BOND      DIV EQ INC
 ASSETS
Investments, at fair value(1),(2)               $49,989,998      $ 9,251,638     $73,265,107   $218,570,047   $108,746,825
Dividends receivable                                     --               --       1,251,480             --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  21,962              594          32,771         81,240         22,298
Receivable for share redemptions                         --               --              --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     50,011,960        9,252,232      74,549,358    218,651,287    108,769,123
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   41,504            9,585          62,869        186,646         89,834
    Contract terminations                             3,298           11,497         207,810        126,325         38,383
Payable for investments purchased                        --               --              --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    44,802           21,082         270,679        312,971        128,217
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            49,967,158        9,027,130      74,259,589    218,121,839    108,567,624
Net assets applicable to contracts in payment
  period                                                 --          203,963          19,090        216,477         73,282
Net assets applicable to seed money                      --               57              --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $49,967,158      $ 9,231,150     $74,278,679   $218,338,316   $108,640,906
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             5,565,905          935,133      73,333,042     22,306,879     12,295,825
(2) Investments, at cost                        $73,068,905      $14,849,514     $73,291,552   $231,495,126   $164,219,743
--------------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                   RVS VP          RVS VP                         RVS VP
                                                   GLOBAL     GLOBAL INFLATION      SEL VP       HI YIELD        RVS VP
DEC. 31, 2008 (CONTINUED)                           BOND          PROT SEC           GRO           BOND          INC OPP
 ASSETS
Investments, at fair value(1),(2)               $78,176,987      $46,564,250      $4,976,334    $23,227,573    $38,046,873
Dividends receivable                                     --               --              --             --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  19,217           19,999           2,303          2,932         18,791
Receivable for share redemptions                         --               --              --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     78,196,204       46,584,249       4,978,637     23,230,505     38,065,664
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   66,821           39,232           3,976         19,836         32,006
    Contract terminations                            43,212           29,618           1,820         13,696          7,831
Payable for investments purchased                        --               --              --             --             --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                   110,033           68,850           5,796         33,532         39,837
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            78,060,585       46,515,399       4,965,275     23,078,372     38,025,827
Net assets applicable to contracts in payment
  period                                             25,586               --           7,472        118,601             --
Net assets applicable to seed money                      --               --              94             --             --
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $78,086,171      $46,515,399      $4,972,841    $23,196,973    $38,025,827
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             7,441,923        4,630,144       1,171,136      4,803,589      4,762,713
(2) Investments, at cost                        $81,642,303      $46,654,317      $7,994,666    $32,142,992    $47,071,918
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    15

STATEMENTS OF ASSETS AND LIABILITIES



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                                    SEL VP        RVS VP        RVS VP
                                                       RVS VP       LG CAP       MID CAP       MID CAP        RVS VP
DEC. 31, 2008 (CONTINUED)                              DYN EQ         VAL          GRO           VAL         S&P 500
 ASSETS
Investments, at fair value(1),(2)                   $24,998,281     $162,564    $3,723,179   $13,303,286   $ 8,306,124
Dividends receivable                                         --           --            --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                          9,776          120         1,655         8,162         1,093
Receivable for share redemptions                             --           --            --            --            --
----------------------------------------------------------------------------------------------------------------------
Total assets                                         25,008,057      162,684     3,724,834    13,311,448     8,307,217
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       23,734          125         3,647        11,025         6,641
    Contract terminations                                10,475        8,914             6             6        12,485
Payable for investments purchased                            --           --            --            --            --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        34,209        9,039         3,653        11,031        19,126
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                             24,801,871      153,457     3,694,218    13,300,417     8,288,036
Net assets applicable to contracts in payment
  period                                                171,717           --        26,774            --            --
Net assets applicable to seed money                         260          188           189            --            55
----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $24,973,848     $153,645    $3,721,181   $13,300,417   $ 8,288,091
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 1,884,854       24,662       528,744     2,097,763     1,394,234
(2) Investments, at cost                            $42,841,048     $261,477    $6,226,523   $23,746,622   $10,888,909
----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                       RVS VP       SEL VP       THDL VP       THDL VP        THIRD
                                                       SHORT        SM CAP         EMER          INTL          AVE
DEC. 31, 2008 (CONTINUED)                             DURATION        VAL          MKTS          OPP           VAL
 ASSETS
Investments, at fair value(1),(2)                   $21,433,737   $2,506,066   $32,858,636   $ 9,861,138    $2,087,833
Dividends receivable                                         --           --            --            --            --
Accounts receivable from RiverSource Life of NY
  for contract purchase payments                              7        1,091        18,558         1,195           531
Receivable for share redemptions                             --           --            --            --         1,668
----------------------------------------------------------------------------------------------------------------------
Total assets                                         21,433,744    2,507,157    32,877,194     9,862,333     2,090,032
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       17,047        1,937        27,271         9,898         1,668
    Contract terminations                                38,254           --           695        13,187            --
Payable for investments purchased                            --           --            --            --           531
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        55,301        1,937        27,966        23,085         2,199
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                             21,303,978    2,482,923    32,839,570     9,783,595     2,087,833
Net assets applicable to contracts in payment
  period                                                 71,363       22,147         9,658        55,597            --
Net assets applicable to seed money                       3,102          150            --            56            --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                    $21,378,443   $2,505,220   $32,849,228   $ 9,839,248    $2,087,833
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 2,154,253      385,988     3,750,499     1,149,736       173,841
(2) Investments, at cost                            $22,090,622   $4,528,395   $52,868,778   $13,427,640    $3,505,646
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 16    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                ------------------------------------------------------------------------
                                                  VANK LIT        VANK UIF        VANK UIF
                                                 COMSTOCK,         GLOBAL       MID CAP GRO,      WANGER        WANGER
DEC. 31, 2008 (CONTINUED)                          CL II      REAL EST, CL II       CL II          INTL          USA
 ASSETS
Investments, at fair value(1),(2)               $40,533,834     $14,819,147      $1,864,036    $33,134,010   $36,947,579
Dividends receivable                                     --              --              --             --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                  18,327           5,276           1,015          6,996        23,561
Receivable for share redemptions                     33,964          55,302           1,511         27,236        31,190
------------------------------------------------------------------------------------------------------------------------
Total assets                                     40,586,125      14,879,725       1,866,562     33,168,242    37,002,330
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   33,964          12,507           1,510         27,095        30,207
    Contract terminations                                 1          42,795              --            140           984
Payable for investments purchased                    18,327           5,276           1,015          6,996        23,561
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    52,292          60,578           2,525         34,231        54,752
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            40,533,833      14,819,147       1,864,037     33,124,913    36,927,213
Net assets applicable to contracts in payment
  period                                                 --              --              --          9,098        20,365
Net assets applicable to seed money                      --              --              --             --            --
------------------------------------------------------------------------------------------------------------------------
Total net assets                                $40,533,833     $14,819,147      $1,864,037    $33,134,011   $36,947,578
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             4,931,123       2,714,130         323,057      1,601,451     1,914,382
(2) Investments, at cost                        $62,980,522     $24,173,267      $3,732,743    $48,374,271   $57,200,180
------------------------------------------------------------------------------------------------------------------------


                                                                             SEGREGATED ASSET SUBACCOUNTS
                                                              ----------------------------------------------------------
                                                                   WF ADV          WF ADV         WF ADV        WF ADV
                                                                     VT              VT             VT            VT
DEC. 31, 2008 (CONTINUED)                                       ASSET ALLOC       INTL CORE        OPP        SM CAP GRO
 ASSETS
Investments, at fair value(1),(2)                                $3,805,043       $ 927,298     $1,851,771    $3,537,608
Dividends receivable                                                     --              --             --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                                     251             188          1,971         3,741
Receivable for share redemptions                                      7,475           4,078          1,464         7,918
------------------------------------------------------------------------------------------------------------------------
Total assets                                                      3,812,769         931,564      1,855,206     3,549,267
------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                                    2,986             701          1,464         2,870
    Contract terminations                                             4,488           3,377             --         5,048
Payable for investments purchased                                       251             188          1,971         3,741
------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                     7,725           4,266          3,435        11,659
------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                             3,805,044         907,462      1,851,432     3,537,557
Net assets applicable to contracts in payment
  period                                                                 --          19,836             --            --
Net assets applicable to seed money                                      --              --            339            51
------------------------------------------------------------------------------------------------------------------------
Total net assets                                                 $3,805,044       $ 927,298     $1,851,771    $3,537,608
------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                               408,705         201,149        182,261       850,387
(2) Investments, at cost                                         $5,154,833      $1,527,563     $3,468,304    $6,685,099
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    17

STATEMENTS OF OPERATIONS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                     AIM VI       AIM VI         AIM VI        AIM VI         AIM VI
                                                   CAP APPR,     CAP APPR,      CAP DEV,      CAP DEV,       CORE EQ,
YEAR ENDED DEC. 31, 2008                             SER I        SER II         SER I         SER II          SER I
 INVESTMENT INCOME
Dividend income                                     $     --     $       --     $      --     $       --     $  318,210
Variable account expenses                              6,766         76,937         6,417         25,756        211,377
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (6,766)       (76,937)       (6,417)       (25,756)       106,833
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              371,977      2,576,906       232,250        994,780      6,150,819
    Cost of investments sold                         402,214      2,631,994       209,143      1,147,700      5,470,057
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     (30,237)       (55,088)       23,107       (152,920)       680,762
Distributions from capital gains                          --             --        93,542        330,081             --
Net change in unrealized appreciation or
  depreciation of investments                       (406,426)    (4,650,035)     (576,773)    (1,855,105)    (6,417,920)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (436,663)    (4,705,123)     (460,124)    (1,677,944)    (5,737,158)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $(443,429)   $(4,782,060)    $(466,541)   $(1,703,700)   $(5,630,325)
-----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                     AIM VI       AIM VI         AIM VI        AIM VI         AIM VI
                                                      DYN,       FIN SERV,     FIN SERV,     GLOBAL HLTH     INTL GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 SER I         SER I         SER II     CARE, SER II      SER II
 INVESTMENT INCOME
Dividend income                                     $     --      $  27,629      $ 20,417     $       --    $   195,502
Variable account expenses                              4,668          6,792         5,724         19,652        250,886
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       (4,668)        20,837        14,693        (19,652)       (55,384)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              293,169        343,285       189,203        760,074      1,805,847
    Cost of investments sold                         239,163        504,473       308,544        791,443      2,134,801
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments      54,006       (161,188)     (119,341)       (31,369)      (328,954)
Distributions from capital gains                          --         79,608        61,666        495,596        568,402
Net change in unrealized appreciation or
  depreciation of investments                       (387,490)      (658,351)     (498,749)    (1,163,988)   (13,759,405)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (333,484)      (739,931)     (556,424)      (699,761)   (13,519,957)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $(338,152)     $(719,094)    $(541,731)   $  (719,413)  $(13,575,341)
-----------------------------------------------------------------------------------------------------------------------


                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                     AIM VI       AB VPS         AB VPS        AB VPS         AB VPS
                                                     TECH,     GLOBAL TECH,    GRO & INC,     INTL VAL,     LG CAP GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 SER I         CL B           CL B          CL B           CL B
 INVESTMENT INCOME
Dividend income                                     $     --     $       --    $  270,230   $    577,185       $     --
Variable account expenses                             13,242         17,972       124,768        596,017          1,115
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      (13,242)       (17,972)      145,462        (18,832)        (1,115)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              647,444        771,691     5,688,510     12,043,448         55,641
    Cost of investments sold                         681,076        915,813     6,701,791     12,367,934         64,114
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments     (33,632)      (144,122)   (1,013,281)      (324,486)        (8,473)
Distributions from capital gains                          --             --     2,788,216      4,129,345             --
Net change in unrealized appreciation or
  depreciation of investments                       (802,947)    (1,027,827)   (9,436,190)   (48,697,006)       (53,453)
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (836,579)    (1,171,949)   (7,661,255)   (44,892,147)       (61,926)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  $(849,821)   $(1,189,921)  $(7,515,793)  $(44,910,979)      $(63,041)
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 18    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                    AC VP         AC VP          AC VP          AC VP         AC VP
                                                    INTL,         INTL,      MID CAP VAL,      ULTRA,          VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL I         CL II          CL II          CL II          CL I
 INVESTMENT INCOME
Dividend income                                  $    13,958    $   31,971     $   12,572     $       --    $  508,969
Variable account expenses                             13,386        42,055        160,885         23,752       222,269
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          572       (10,084)      (148,313)       (23,752)      286,700
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              676,220     1,168,299      8,956,245      1,001,053     9,557,580
    Cost of investments sold                         618,386     1,111,428     10,628,484      1,302,440    11,427,357
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         57,834        56,871     (1,672,239)      (301,387)   (1,869,777)
Distributions from capital gains                     163,955       471,409             --        437,321     2,702,115
Net change in unrealized appreciation or
  depreciation of investments                     (1,051,934)   (3,205,599)    (2,710,741)    (1,490,789)   (6,939,678)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (830,145)   (2,677,319)    (4,382,980)    (1,354,855)   (6,107,340)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $  (829,573)  $(2,687,403)   $(4,531,293)   $(1,378,607)  $(5,820,640)
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                    AC VP        CALVERT          COL            COL       COL MARSICO
                                                     VAL,           VS         HI YIELD,    MARSICO GRO,    INTL OPP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL II       SOCIAL BAL      VS CL B        VS CL A       VS CL B
 INVESTMENT INCOME
Dividend income                                   $  562,149    $   82,254     $  534,866    $   227,259   $    79,189
Variable account expenses                            197,671        30,107         47,231        613,175        51,563
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      364,478        52,147        487,635       (385,916)       27,626
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            9,662,924       713,895      2,166,521      2,754,418     1,993,197
    Cost of investments sold                      12,232,427       779,583      2,470,029      3,102,825     2,686,381
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (2,569,503)      (65,688)      (303,508)      (348,407)     (693,184)
Distributions from capital gains                   3,189,167        45,952             --             --     1,208,800
Net change in unrealized appreciation or
  depreciation of investments                     (7,973,428)   (1,227,716)    (1,502,984)   (32,528,118)   (4,224,674)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (7,353,764)   (1,247,452)    (1,806,492)   (32,876,525)   (3,709,058)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $(6,989,286)  $(1,195,305)   $(1,318,857)  $(33,262,441)  $(3,681,432)
----------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                 ---------------------------------------------------------------------
                                                      CS            CS            CS          DREY VIF       DREY VIF
                                                  COMMODITY      U.S. EQ        U.S. EQ       INTL EQ,      INTL VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                RETURN       FLEX III       FLEX I          SERV           SERV
 INVESTMENT INCOME
Dividend income                                   $   59,484      $     --    $     6,220       $  4,402      $  2,429
Variable account expenses                             39,707         2,285        101,580          3,240         1,080
----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       19,777        (2,285)       (95,360)         1,162         1,349
----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            1,900,982        86,312      3,187,600        122,927        30,366
    Cost of investments sold                       2,098,148        72,923      3,804,709        174,716        42,796
----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (197,166)       13,389       (617,109)       (51,789)      (12,430)
Distributions from capital gains                     301,545            --             --          9,406        21,065
Net change in unrealized appreciation or
  depreciation of investments                     (2,195,724)     (121,130)    (2,479,303)      (149,593)      (56,839)
----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    (2,091,345)     (107,741)    (3,096,412)      (191,976)      (48,204)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                $(2,071,568)    $(110,026)   $(3,191,772)     $(190,814)     $(46,855)
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    19

STATEMENTS OF OPERATIONS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                     EV VT           EG VA          EG VA         FID VIP        FID VIP
                                                 FLOATING-RATE    FUNDAMENTAL     INTL EQ,      CONTRAFUND,    GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  INC        LG CAP, CL 2       CL 2         SERV CL 2       SERV CL
 INVESTMENT INCOME
Dividend income                                    $ 1,888,705       $ 28,013     $       --    $   711,688     $   38,563
Variable account expenses                              311,342         21,682         27,115        688,786         38,105
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      1,577,363          6,331        (27,115)        22,902            458
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              7,029,900        914,592      1,269,673     12,654,679      1,860,636
    Cost of investments sold                         7,889,361        986,963      1,446,687     16,875,544      2,076,775
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (859,461)       (72,371)      (177,014)    (4,220,865)      (216,139)
Distributions from capital gains                            --             --         93,152      2,003,408        534,743
Net change in unrealized appreciation or
  depreciation of investments                      (11,198,878)      (909,257)    (1,480,773)   (36,662,671)    (2,508,334)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (12,058,339)      (981,628)    (1,564,635)   (38,880,128)    (2,189,730)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $(10,480,976)     $(975,297)   $(1,591,750)  $(38,857,226)   $(2,189,272)
--------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                    FID VIP         FID VIP        FID VIP        FID VIP        FID VIP
                                                   GRO & INC,      MID CAP,       MID CAP,       OVERSEAS,      OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               SERV CL 2        SERV CL       SERV CL 2       SERV CL       SERV CL 2
 INVESTMENT INCOME
Dividend income                                    $   187,509    $    27,998    $   199,422      $  34,258     $  332,302
Variable account expenses                              194,265         71,947        711,043         15,373        134,983
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         (6,756)       (43,949)      (511,621)        18,885        197,319
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              7,089,902      3,800,834     13,713,731      1,134,671      5,063,104
    Cost of investments sold                         7,567,268      3,687,790     15,076,721      1,140,689      5,310,977
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (477,366)       113,044     (1,362,990)        (6,018)      (247,873)
Distributions from capital gains                     2,634,547      1,550,096     12,891,857        242,414      1,985,241
Net change in unrealized appreciation or
  depreciation of investments                      (13,242,067)    (5,494,235)   (48,887,938)    (1,248,489)   (10,530,562)
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                     (11,084,886)    (3,831,095)   (37,359,071)    (1,012,093)    (8,793,194)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 $(11,091,642)   $(3,875,044)  $(37,870,692)   $  (993,208)  $ (8,595,875)
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 20    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                           ------------------------------------------------------------------------------
                                               FTVIPT           FTVIPT           FTVIPT          FTVIPT         FTVIPT
                                            FRANK GLOBAL     FRANK SM CAP    MUTUAL SHARES   TEMP DEV MKTS     TEMP FOR
YEAR ENDED DEC. 31, 2008 (CONTINUED)       REAL EST, CL 2      VAL, CL 2       SEC, CL 2       SEC, CL 1       SEC, CL 2
 INVESTMENT INCOME
Dividend income                               $  158,405       $  187,082      $   680,455      $  323,311       $ 12,789
Variable account expenses                        133,781          141,247          204,984         134,326          4,572
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   24,624           45,835          475,471         188,985          8,217
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        7,591,637        6,512,224        7,389,410       4,626,600        257,710
    Cost of investments sold                  10,097,381        6,805,617        7,834,760       3,654,000        237,515
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (2,505,744)        (293,393)        (445,350)        972,600         20,195
Distributions from capital gains               4,326,279        1,295,696          967,834       2,144,803         52,341
Net change in unrealized appreciation or
  depreciation of investments                 (9,533,889)      (6,777,455)     (11,321,985)    (10,754,822)      (350,840)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                (7,713,354)      (5,775,152)     (10,799,501)     (7,637,419)      (278,304)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                  $(7,688,730)     $(5,729,317)    $(10,324,030)   $ (7,448,434)     $(270,087)
-------------------------------------------------------------------------------------------------------------------------


                                                                    SEGREGATED ASSET SUBACCOUNTS
                                           ------------------------------------------------------------------------------
                                               GS VIT           GS VIT           GS VIT       JANUS ASPEN     JANUS ASPEN
                                               MID CAP      STRUCTD SM CAP    STRUCTD U.S.       GLOBAL        OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)          VAL, INST        EQ, INST         EQ, INST       TECH, SERV        SERV
 INVESTMENT INCOME
Dividend income                               $  263,108         $  2,715        $ 197,163        $  1,020     $  161,117
Variable account expenses                        264,094            3,932          117,616           9,432        121,420
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (986)          (1,217)          79,547          (8,412)        39,697
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       13,789,358          224,624        4,666,251         432,067      4,155,939
    Cost of investments sold                  16,691,491          273,165        5,247,839         467,416      3,435,465
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (2,902,133)         (48,541)        (581,588)        (35,349)       720,474
Distributions from capital gains                  47,112              685          110,609              --      2,327,242
Net change in unrealized appreciation or
  depreciation of investments                 (9,602,633)        (129,569)      (5,623,523)       (587,722)   (12,187,049)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (12,457,654)        (177,425)      (6,094,502)       (623,071)    (9,139,333)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $(12,458,640)       $(178,642)     $(6,014,955)      $(631,483)  $ (9,099,636)
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    21

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                JANUS ASPEN    JANUS ASPEN       LAZARD       LM PTNRS          MFS
                                                  JANUS,       ENTERPRISE,    RETIRE INTL    VAR SM CAP    INV GRO STOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               SERV            SERV         EQ, SERV     GRO, CL I        SERV CL
 INVESTMENT INCOME
Dividend income                                  $  348,622      $     608      $  62,275      $     --       $  18,415
Variable account expenses                           510,596          9,136         54,880         3,747          52,526
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (161,974)        (8,528)         7,395        (3,747)        (34,111)
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           4,715,840        227,596      2,922,855       183,107       2,197,396
    Cost of investments sold                      5,354,838        239,127      3,146,770       235,493       2,162,162
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (638,998)       (11,531)      (223,915)      (52,386)         35,234
Distributions from capital gains                         --         63,686         20,393        14,307         307,331
Net change in unrealized appreciation or
  depreciation of investments                   (25,930,432)      (595,074)    (2,672,335)     (179,501)     (3,035,470)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  (26,569,430)      (542,919)    (2,875,857)     (217,580)     (2,692,905)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $(26,731,404)     $(551,447)   $(2,868,462)    $(221,327)    $(2,727,016)
-------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                    MFS            MFS            MFS          NB AMT          NB AMT
                                                 NEW DIS,     TOTAL RETURN,    UTILITIES,      INTL,      SOC RESPONSIVE,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SERV CL        SERV CL        SERV CL         CL S            CL S
 INVESTMENT INCOME
Dividend income                                   $      --      $ 147,364     $  213,190     $      --        $  5,471
Variable account expenses                            38,664         43,989        141,148       171,745           2,884
-------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (38,664)       103,375         72,042      (171,745)          2,587
-------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           1,209,095      1,584,284      5,399,740     9,378,633          71,430
    Cost of investments sold                      1,434,468      1,834,417      5,996,013    10,509,615          81,969
-------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (225,373)      (250,133)      (596,273)   (1,130,982)        (10,539)
Distributions from capital gains                    977,589        321,339      2,595,280            --          21,978
Net change in unrealized appreciation or
  depreciation of investments                    (2,841,439)    (1,394,372)    (9,241,306)   (7,370,608)       (151,290)
-------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (2,089,223)    (1,323,166)    (7,242,299)   (8,501,590)       (139,851)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(2,127,887)   $(1,219,791)   $(7,170,257)  $(8,673,335)      $(137,264)
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 22    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                              OPPEN           OPPEN             OPPEN             OPPEN           PIMCO
                                            GLOBAL SEC   MAIN ST SM CAP     STRATEGIC BOND         VAL       VIT ALL ASSET,
YEAR ENDED DEC. 31, 2008 (CONTINUED)         VA, SERV       VA, SERV           VA, SERV         VA, SERV       ADVISOR CL
 INVESTMENT INCOME
Dividend income                              $ 124,097       $  10,408        $ 5,922,925         $  7,898     $ 4,327,103
Variable account expenses                       83,909          31,921          1,240,817            8,434         625,545
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 40,188         (21,513)         4,682,108             (536)      3,701,558
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      3,143,979       1,676,339         22,654,639           79,188       7,297,729
    Cost of investments sold                 3,778,742       2,038,375         23,813,421           98,111       7,708,722
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                 (634,763)       (362,036)        (1,158,782)         (18,923)       (410,993)
Distributions from capital gains               665,443         216,450          1,418,872               --         228,393
Net change in unrealized appreciation or
  depreciation of investments               (4,704,725)     (1,352,386)       (27,908,166)        (480,495)    (16,306,836)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (4,674,045)     (1,497,972)       (27,648,076)        (499,418)    (16,489,436)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $(4,633,857)    $(1,519,485)      $(22,965,968)       $(499,954)   $(12,787,878)
---------------------------------------------------------------------------------------------------------------------------

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                             PIONEER         PIONEER            PUT VT           PUT VT          PUT VT
                                           EQ INC VCT,    INTL VAL VCT,   GLOBAL HLTH CARE,     INTL EQ,      INTL NEW OPP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)          CL II           CL II             CL IB             CL IB           CL IB
 INVESTMENT INCOME
Dividend income                              $ 146,465        $  6,829           $     --       $  119,413       $  21,557
Variable account expenses                       47,917           4,544             18,972           44,126          11,612
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                 98,548           2,285            (18,972)          75,287           9,945
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      1,818,797         329,532            752,591        2,098,420         579,035
    Cost of investments sold                 1,864,868         388,475            734,818        2,213,959         415,837
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (46,071)        (58,943)            17,773         (115,539)        163,198
Distributions from capital gains               353,626          19,399             20,861          917,480              --
Net change in unrealized appreciation or
  depreciation of investments               (2,378,809)       (273,262)          (451,074)      (3,708,368)       (889,998)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (2,071,254)       (312,806)          (412,440)      (2,906,427)       (726,800)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $(1,972,706)      $(310,521)         $(431,412)     $(2,831,140)      $(716,855)
---------------------------------------------------------------------------------------------------------------------------

                                                                     SEGREGATED ASSET SUBACCOUNTS
                                           --------------------------------------------------------------------------------
                                              PUT VT         PUT VT             ROYCE             DISC            DISC
                                             NEW OPP,        VISTA,           MICRO-CAP,      ASSET ALLOC,    ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)        CL IA           CL IB           INVEST CL          AGGR(1)       CONSERV(1)
 INVESTMENT INCOME
Dividend income                              $  29,356        $     --        $    41,690            $  --         $    --
Variable account expenses                      113,487          14,501             18,584               23           1,501
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (84,131)        (14,501)            23,106              (23)         (1,501)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      3,025,601         560,912          1,153,795            7,806         158,753
    Cost of investments sold                 4,058,360         609,187          1,116,829            8,406         169,406
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                               (1,032,759)        (48,275)            36,966             (600)        (10,653)
Distributions from capital gains                    --              --            174,706               --              --
Net change in unrealized appreciation or
  depreciation of investments               (3,063,668)       (903,370)        (1,297,654)            (981)        (18,973)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (4,096,427)       (951,645)        (1,085,982)          (1,581)        (29,626)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $(4,180,558)      $(966,146)       $(1,062,876)         $(1,604)       $(31,127)
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    23

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------
                                               DISC             DISC              DISC              RVS              RVS
                                           ASSET ALLOC,     ASSET ALLOC,      ASSET ALLOC,        PTNRS VP        PTNRS VP
PERIOD ENDED DEC. 31, 2008 (CONTINUED)        MOD(1)         MOD AGGR(1)     MOD CONSERV(1)   FUNDAMENTAL VAL    SELECT VAL
 INVESTMENT INCOME
Dividend income                                $     --         $     --          $     --       $    13,956        $     --
Variable account expenses                         3,533            1,122             3,290           414,470           4,779
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (3,533)          (1,122)           (3,290)         (400,514)         (4,779)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         188,196          521,691           299,949         3,319,881         425,256
    Cost of investments sold                    246,677          571,038           375,517         3,529,674         519,868
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (58,481)         (49,347)          (75,568)         (209,793)        (94,612)
Distributions from capital gains                     --               --                --           346,310           5,702
Net change in unrealized appreciation or
  depreciation of investments                  (156,862)         (34,247)          (63,910)      (21,014,608)       (123,622)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 (215,343)         (83,594)         (139,478)      (20,878,091)       (212,532)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $(218,876)        $(84,716)        $(142,768)     $(21,278,605)      $(217,311)
----------------------------------------------------------------------------------------------------------------------------

                                                                      SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------
                                             RVS PTNRS
                                             VP SM CAP         RVS VP            RVS VP            RVS VP          RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)            VAL              BAL            CASH MGMT         DIV BOND       DIV EQ INC
 INVESTMENT INCOME
Dividend income                             $    53,457      $    40,659        $1,456,124        $  888,893     $    94,318
Variable account expenses                       512,828          167,101           612,483         2,161,665       1,165,254
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                (459,371)        (126,442)          843,641        (1,272,772)     (1,070,936)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                       8,283,630        7,885,697        36,991,240        66,265,831      18,387,725
    Cost of investments sold                  9,436,851        9,844,815        36,998,059        68,763,374      20,333,840
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                (1,153,221)      (1,959,118)           (6,819)       (2,497,543)     (1,946,115)
Distributions from capital gains              1,988,596        1,213,790                --                --      11,298,976
Net change in unrealized appreciation or
  depreciation of investments               (20,140,344)      (4,137,193)          (14,591)      (14,107,964)    (72,793,624)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments              (19,304,969)      (4,882,521)          (21,410)      (16,605,507)    (63,440,763)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                $(19,764,340)     $(5,008,963)       $  822,231      $(17,878,279)   $(64,511,699)
----------------------------------------------------------------------------------------------------------------------------


                                                                      SEGREGATED ASSET SUBACCOUNTS
                                           ---------------------------------------------------------------------------------
                                                               RVS VP                              RVS VP
                                              RVS VP      GLOBAL INFLATION       SEL VP           HI YIELD         RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)        GLOBAL BOND       PROT SEC             GRO              BOND           INC OPP
 INVESTMENT INCOME
Dividend income                             $ 5,495,280      $ 1,131,874         $  28,196        $  116,187       $  73,000
Variable account expenses                       754,613          429,448            81,870           343,660         378,890
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net               4,740,667          702,426           (53,674)         (227,473)       (305,890)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                      20,598,168       14,894,048         4,749,887        16,565,484       6,662,316
    Cost of investments sold                 20,865,887       14,800,500         5,332,888        18,694,254       7,552,988
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (267,719)          93,548          (583,001)       (2,128,770)       (890,672)
Distributions from capital gains                 37,494               --                --                --              --
Net change in unrealized appreciation or
  depreciation of investments                (6,410,619)      (1,601,571)       (4,369,253)       (7,051,110)     (7,844,230)
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments               (6,640,844)      (1,508,023)       (4,952,254)       (9,179,880)     (8,734,902)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 $(1,900,177)     $  (805,597)      $(5,005,928)      $(9,407,353)    $(9,040,792)
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 24    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF OPERATIONS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                                    SEL VP          RVS VP         RVS VP
                                                   RVS VP           LG CAP          MID CAP        MID CAP        RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)               DYN EQ            VAL              GRO            VAL          S&P 500
 INVESTMENT INCOME
Dividend income                                  $    98,945       $     269       $    1,373     $       --     $   10,446
Variable account expenses                            438,407           2,489           71,771        151,900        113,548
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (339,462)         (2,220)         (70,398)      (151,900)      (103,102)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           14,251,858         222,761        2,697,470      3,589,297      6,095,710
    Cost of investments sold                      17,252,125         300,049        3,039,751      4,444,626      6,244,368
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (3,000,267)        (77,288)        (342,281)      (855,329)      (148,658)
Distributions from capital gains                   4,832,795           8,640           51,275      3,639,051        575,679
Net change in unrealized appreciation or
  depreciation of investments                    (22,881,367)        (72,249)      (3,162,457)   (11,806,869)    (5,882,672)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (21,048,839)       (140,897)      (3,453,463)    (9,023,147)    (5,455,651)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(21,388,301)      $(143,117)     $(3,523,861)   $(9,175,047)   $(5,558,753)
---------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                   RVS VP           SEL VP          THDL VP        THDL VP         THIRD
                                                    SHORT           SM CAP           EMER           INTL            AVE
YEAR ENDED DEC. 31, 2008 (CONTINUED)              DURATION           VAL             MKTS            OPP            VAL
 INVESTMENT INCOME
Dividend income                                    $  29,959      $       --      $   242,451     $  387,153     $   31,581
Variable account expenses                            185,162          33,104          329,551        185,834         34,013
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (155,203)        (33,104)         (87,100)       201,319         (2,432)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            6,679,354       1,851,775        4,819,873      6,743,136      1,936,681
    Cost of investments sold                       6,763,334       2,576,405        5,006,638      6,638,482      2,017,184
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (83,980)       (724,630)        (186,765)       104,654        (80,503)
Distributions from capital gains                          --         503,027        6,077,638             --        629,070
Net change in unrealized appreciation or
  depreciation of investments                       (513,060)     (1,599,871)     (29,516,846)    (8,520,625)    (2,617,866)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      (597,040)     (1,821,474)     (23,625,973)    (8,415,971)    (2,069,299)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $(752,243)    $(1,854,578)    $(23,713,073)   $(8,214,652)   $(2,071,731)
---------------------------------------------------------------------------------------------------------------------------


                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                  VANK LIT         VANK UIF        VANK UIF
                                                  COMSTOCK,         GLOBAL       MID CAP GRO,      WANGER         WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL II      REAL EST, CL II       CL II          INTL            USA
 INVESTMENT INCOME
Dividend income                                  $   960,236      $  354,474       $   23,049    $   426,182    $        --
Variable account expenses                            428,634         128,585           26,731        402,226        479,247
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      531,602         225,889           (3,682)        23,956       (479,247)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            4,889,542       1,562,084        1,344,388     10,678,058     12,464,188
    Cost of investments sold                       5,895,334       1,853,880        1,769,561     10,274,126     13,249,990
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (1,005,792)       (291,796)        (425,173)       403,932       (785,802)
Distributions from capital gains                   2,358,339         827,106          878,908      6,446,315      6,699,021
Net change in unrealized appreciation or
  depreciation of investments                    (22,254,122)     (8,865,418)      (2,235,466)   (32,575,487)   (30,214,822)
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   (20,901,575)     (8,330,108)      (1,781,731)   (25,725,240)   (24,301,603)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $(20,369,973)    $(8,104,219)     $(1,785,413)  $(25,701,284)  $(24,780,850)
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    25

STATEMENTS OF OPERATIONS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                          ----------------------------------------------------
                                                             WF ADV       WF ADV        WF ADV        WF ADV
                                                               VT           VT            VT            VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                      ASSET ALLOC    INTL CORE       OPP        SM CAP GRO
 INVESTMENT INCOME
Dividend income                                            $  140,194    $  32,615    $   55,294    $       --
Variable account expenses                                      51,383       13,453        24,606        49,845
--------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                88,811       19,162        30,688       (49,845)
--------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                     2,735,044      566,489       534,923     2,173,451
    Cost of investments sold                                2,937,809      668,572       654,751     2,726,880
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of investments             (202,765)    (102,083)     (119,828)     (553,429)
Distributions from capital gains                              487,484      340,347       652,656     1,565,150
Net change in unrealized appreciation or depreciation of
  investments                                              (2,304,487)  (1,140,185)   (1,887,302)   (3,794,409)
--------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                             (2,019,768)    (901,921)   (1,354,474)   (2,782,688)
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              $(1,930,957)  $ (882,759)  $(1,323,786)  $(2,832,533)
--------------------------------------------------------------------------------------------------------------




   (1) For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.



See accompanying notes to financial statements.



 26    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                       AIM VI        AIM VI       AIM VI        AIM VI        AIM VI
                                                      CAP APPR,    CAP APPR,     CAP DEV,      CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2008                                SER I        SER II        SER I        SER II        SER I
 OPERATIONS
Investment income (loss) -- net                      $   (6,766)  $   (76,937)  $   (6,417)  $   (25,756)  $   106,833
Net realized gain (loss) on sales of investments        (30,237)      (55,088)      23,107      (152,920)      680,762
Distributions from capital gains                             --            --       93,542       330,081            --
Net change in unrealized appreciation or
  depreciation of investments                          (406,426)   (4,650,035)    (576,773)   (1,855,105)   (6,417,920)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (443,429)   (4,782,060)    (466,541)   (1,703,700)   (5,630,325)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               34,592       278,509       24,229       187,916       310,968
Net transfers(1)                                       (212,889)   (1,318,615)    (126,304)     (592,284)     (602,339)
Transfers for policy loans                                  711           186          422           733        37,971
Adjustments to net assets allocated to contracts in
  payment period                                             --          (434)          --            --        (7,363)
Contract charges                                           (442)      (22,781)        (291)       (1,285)      (12,932)
Contract terminations:
    Surrender benefits                                 (146,225)     (317,171)     (92,851)     (160,729)   (5,187,504)
    Death benefits                                       (8,143)      (71,870)      (6,915)      (15,133)     (129,726)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (332,396)   (1,452,176)    (201,710)     (580,782)   (5,590,925)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,252,803    12,160,092    1,137,527     3,872,817    22,273,945
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  476,978   $ 5,925,856   $  469,276   $ 1,588,335   $11,052,695
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,649,880     9,492,368      798,284     2,571,188    11,316,425
Contract purchase payments                               50,571       262,243       21,468       165,388       179,724
Net transfers(1)                                       (360,990)   (1,221,632)    (108,197)     (538,673)     (381,962)
Transfers for policy loans                                1,330           142          445           568        23,128
Contract charges                                           (765)      (26,916)        (274)       (1,096)       (7,517)
Contract terminations:
    Surrender benefits                                 (219,377)     (298,659)     (76,861)     (122,077)   (2,926,911)
    Death benefits                                      (19,508)      (84,251)      (8,511)      (14,929)      (78,737)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,101,141     8,123,295      626,354     2,060,369     8,124,150
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    27

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                     -----------------------------------------------------------------
                                                       AIM VI      AIM VI       AIM VI        AIM VI         AIM VI
                                                        DYN,      FIN SERV,    FIN SERV,    GLOBAL HLTH     INTL GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   SER I        SER I       SER II     CARE, SER II      SER II
 OPERATIONS
Investment income (loss) -- net                      $  (4,668)  $   20,837   $   14,693    $   (19,652)  $    (55,384)
Net realized gain (loss) on sales of investments        54,006     (161,188)    (119,341)       (31,369)      (328,954)
Distributions from capital gains                            --       79,608       61,666        495,596        568,402
Net change in unrealized appreciation or
  depreciation of investments                         (387,490)    (658,351)    (498,749)    (1,163,988)   (13,759,405)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (338,152)    (719,094)    (541,731)      (719,413)   (13,575,341)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              21,225       28,935      206,203        185,935      8,008,336
Net transfers(1)                                      (223,506)     463,215      270,978        271,828     14,802,289
Transfers for policy loans                                 553          116           --             72         (4,644)
Adjustments to net assets allocated to contracts in
  payment period                                            --           --           --             --             --
Contract charges                                          (301)        (574)        (832)        (2,288)      (118,911)
Contract terminations:
    Surrender benefits                                 (16,210)     (79,950)     (18,779)       (96,979)      (534,441)
    Death benefits                                          --       (5,627)     (12,769)        (3,059)      (122,173)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (218,239)     406,115      444,801        355,509     22,030,456
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        868,172      913,130      608,190      2,286,503     22,117,423
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 311,781   $  600,151   $  511,260    $ 1,922,599   $ 30,572,538
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 615,478      855,175      686,847      1,965,395     15,300,527
Contract purchase payments                              19,534       39,700      330,119        183,772      7,379,077
Net transfers(1)                                      (193,151)     610,346      480,926        305,919     14,116,347
Transfers for policy loans                                 688           88           --             81         (4,591)
Contract charges                                          (292)        (755)      (1,421)        (2,313)      (110,722)
Contract terminations:
    Surrender benefits                                 (13,094)    (101,111)     (29,529)      (103,925)      (475,577)
    Death benefits                                          --       (6,781)     (24,272)        (2,784)      (111,489)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       429,163    1,396,662    1,442,670      2,346,145     36,093,572
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 28    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                     AIM VI        AB VPS         AB VPS        AB VPS         AB VPS
                                                      TECH,     GLOBAL TECH,    GRO & INC,     INTL VAL,    LG CAP GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  SER I         CL B           CL B          CL B           CL B
 OPERATIONS
Investment income (loss) -- net                    $  (13,242)   $   (17,972)  $   145,462   $    (18,832)    $ (1,115)
Net realized gain (loss) on sales of investments      (33,632)      (144,122)   (1,013,281)      (324,486)      (8,473)
Distributions from capital gains                           --             --     2,788,216      4,129,345           --
Net change in unrealized appreciation or
  depreciation of investments                        (802,947)    (1,027,827)   (9,436,190)   (48,697,006)     (53,453)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (849,821)    (1,189,921)   (7,515,793)   (44,910,979)     (63,041)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             58,990        274,656       451,304     10,787,140       23,568
Net transfers(1)                                     (273,045)      (316,370)   (3,836,254)     5,965,877       24,630
Transfers for policy loans                                194           (717)        1,950         (6,837)      (1,045)
Adjustments to net assets allocated to contracts
  in payment period                                        --             --            --         15,553           --
Contract charges                                       (3,427)        (2,137)       (8,232)      (157,034)        (113)
Contract terminations:
    Surrender benefits                                (56,062)       (46,114)   (1,246,763)    (3,386,817)      (1,091)
    Death benefits                                     (4,192)       (23,968)     (261,476)      (519,625)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (277,542)      (114,650)   (4,899,471)    12,698,257       45,949
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,117,210      2,537,226    21,599,424     81,764,735      148,627
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $  989,847    $ 1,232,655   $ 9,184,160   $ 49,552,013     $131,535
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,353,011      1,789,573    15,833,250     40,251,727      115,294
Contract purchase payments                             77,058        245,393       436,478     10,890,259       21,590
Net transfers(1)                                     (368,105)      (302,579)   (3,486,329)    11,702,573       36,696
Transfers for policy loans                                178           (923)          643         (8,464)      (1,271)
Contract charges                                       (5,507)        (1,965)       (7,656)      (141,338)        (110)
Contract terminations:
    Surrender benefits                                (78,724)       (43,498)   (1,031,607)    (1,829,086)        (922)
    Death benefits                                     (6,188)       (22,679)     (252,852)      (338,475)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,971,723      1,663,322    11,491,927     60,527,196      171,277
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    29

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      AC VP         AC VP          AC VP         AC VP         AC VP
                                                      INTL,         INTL,      MID CAP VAL,      ULTRA,         VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL I         CL II          CL II         CL II          CL I
 OPERATIONS
Investment income (loss) -- net                    $       572   $   (10,084)   $  (148,313)  $   (23,752)  $   286,700
Net realized gain (loss) on sales of investments        57,834        56,871     (1,672,239)     (301,387)   (1,869,777)
Distributions from capital gains                       163,955       471,409             --       437,321     2,702,115
Net change in unrealized appreciation or
  depreciation of investments                       (1,051,934)   (3,205,599)    (2,710,741)   (1,490,789)   (6,939,678)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (829,573)   (2,687,403)    (4,531,293)   (1,378,607)   (5,820,640)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              30,246        92,881      5,115,674       361,729       363,004
Net transfers(1)                                      (163,808)     (611,304)    (4,823,375)       63,701    (3,518,011)
Transfers for policy loans                              (1,118)          519         (2,316)          169        26,426
Adjustments to net assets allocated to contracts
  in payment period                                         --          (197)            --            --       (14,399)
Contract charges                                          (410)       (2,368)       (71,307)       (2,781)      (10,161)
Contract terminations:
    Surrender benefits                                (433,910)     (206,065)      (349,334)     (117,277)   (5,963,447)
    Death benefits                                      (3,682)      (13,173)       (90,613)      (38,116)     (115,722)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (572,682)     (739,707)      (221,271)      267,425    (9,232,310)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      2,202,996     6,326,918     18,179,948     2,848,656    27,159,777
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $   800,741   $ 2,899,808    $13,427,384   $ 1,737,474   $12,106,827
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               1,837,407     3,651,800     17,422,185     2,317,722    11,635,660
Contract purchase payments                              32,295        69,022      5,045,420       334,869       180,740
Net transfers(1)                                      (217,455)     (496,449)    (4,701,201)      (63,199)   (1,787,740)
Transfers for policy loans                              (2,278)          719         (2,484)           61        12,611
Contract charges                                          (482)       (1,744)       (77,331)       (2,934)       (4,930)
Contract terminations:
    Surrender benefits                                (423,039)     (140,876)      (399,619)     (123,520)   (2,857,761)
    Death benefits                                      (5,555)       (9,151)       (96,076)      (34,713)      (57,762)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     1,220,893     3,073,321     17,190,894     2,428,286     7,120,818
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 30    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     AC VP        CALVERT         COL            COL       COL MARSICO
                                                      VAL,           VS        HI YIELD,    MARSICO GRO,    INTL OPP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL II       SOCIAL BAL     VS CL B        VS CL A       VS CL B
 OPERATIONS
Investment income (loss) -- net                   $   364,478   $    52,147   $   487,635   $   (385,916)  $    27,626
Net realized gain (loss) on sales of investments   (2,569,503)      (65,688)     (303,508)      (348,407)     (693,184)
Distributions from capital gains                    3,189,167        45,952            --             --     1,208,800
Net change in unrealized appreciation or
  depreciation of investments                      (7,973,428)   (1,227,716)   (1,502,984)   (32,528,118)   (4,224,674)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (6,989,286)   (1,195,305)   (1,318,857)   (33,262,441)   (3,681,432)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            832,036        95,439       515,218     17,669,300       905,114
Net transfers(1)                                   (7,425,302)     (209,747)   (1,432,145)    20,002,244       562,039
Transfers for policy loans                              1,044        (7,297)          824         (9,490)           55
Adjustments to net assets allocated to contracts
  in payment period                                    (3,491)           --            --             --          (929)
Contract charges                                      (11,835)       (2,303)       (6,026)      (257,705)       (3,542)
Contract terminations:
    Surrender benefits                             (1,638,457)     (258,525)     (248,196)    (1,463,726)     (239,456)
    Death benefits                                    (46,138)       (1,926)     (173,073)      (291,778)      (11,665)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (8,292,143)     (384,359)   (1,343,398)    35,648,845     1,211,616
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    31,158,048     4,031,389     6,187,638     60,711,170     6,071,580
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $15,876,619   $ 2,451,725   $ 3,525,383   $ 63,097,574   $ 3,601,764
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             21,544,988     3,615,678     5,726,068     48,571,660     4,645,709
Contract purchase payments                            746,844        93,678       517,572     16,992,904       749,180
Net transfers(1)                                   (5,707,772)     (212,273)   (1,437,032)    20,293,326       213,859
Transfers for policy loans                              1,401        (7,210)          732        (10,188)          636
Contract charges                                       (9,586)       (2,267)       (6,565)      (264,513)       (3,623)
Contract terminations:
    Surrender benefits                             (1,218,453)     (265,709)     (257,665)    (1,531,020)     (249,301)
    Death benefits                                    (36,751)       (2,418)     (167,888)      (294,888)      (14,115)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   15,320,671     3,219,479     4,375,222     83,757,281     5,342,345
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    31

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                       -------------------------------------------------------------
                                                            CS           CS           CS        DREY VIF    DREY VIF
                                                        COMMODITY     U.S. EQ      U.S. EQ      INTL EQ,   INTL VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                      RETURN      FLEX III      FLEX I        SERV        SERV
 OPERATIONS
Investment income (loss) -- net                        $    19,777   $  (2,285)  $   (95,360)  $   1,162    $  1,349
Net realized gain (loss) on sales of investments          (197,166)     13,389      (617,109)    (51,789)    (12,430)
Distributions from capital gains                           301,545          --            --       9,406      21,065
Net change in unrealized appreciation or depreciation
  of investments                                        (2,195,724)   (121,130)   (2,479,303)   (149,593)    (56,839)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            (2,071,568)   (110,026)   (3,191,772)   (190,814)    (46,855)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 643,488       6,502       214,317     149,676       7,096
Net transfers(1)                                         2,329,827     (52,336)     (638,480)      8,038      (3,227)
Transfers for policy loans                                    (676)         --        23,764         226          --
Adjustments to net assets allocated to contracts in
  payment period                                                --          --        (4,860)         --          --
Contract charges                                            (2,551)       (166)       (4,899)       (428)        (46)
Contract terminations:
    Surrender benefits                                    (584,747)    (25,553)   (2,558,240)     (2,835)       (471)
    Death benefits                                         (16,524)       (315)      (13,016)         --          --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           2,368,817     (71,868)   (2,981,414)    154,677       3,352
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          2,735,322     348,186    11,187,685     250,862     140,551
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 3,032,571   $ 166,292   $ 5,014,499   $ 214,725    $ 97,048
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   2,412,782     371,517     9,028,868     186,421     118,455
Contract purchase payments                                 514,246       8,279       203,293     126,917       6,758
Net transfers(1)                                         1,658,791     (56,803)     (635,454)    (30,117)      7,394
Transfers for policy loans                                    (975)         --        24,104         214          --
Contract charges                                            (2,374)       (264)       (4,688)       (432)        (61)
Contract terminations:
    Surrender benefits                                    (497,200)    (32,259)   (2,336,012)     (3,385)       (548)
    Death benefits                                         (12,385)       (355)      (12,125)         --          --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         4,072,885     290,115     6,267,986     279,618     131,998
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 32    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                      EV VT           EG VA         EG VA         FID VIP       FID VIP
                                                  FLOATING-RATE    FUNDAMENTAL     INTL EQ,     CONTRAFUND,    GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   INC        LG CAP, CL 2       CL 2        SERV CL 2      SERV CL
 OPERATIONS
Investment income (loss) -- net                    $  1,577,363    $    6,331    $   (27,115)  $     22,902   $       458
Net realized gain (loss) on sales of investments       (859,461)      (72,371)      (177,014)    (4,220,865)     (216,139)
Distributions from capital gains                             --            --         93,152      2,003,408       534,743
Net change in unrealized appreciation or
  depreciation of investments                       (11,198,878)     (909,257)    (1,480,773)   (36,662,671)   (2,508,334)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (10,480,976)     (975,297)    (1,591,750)   (38,857,226)   (2,189,272)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            9,454,022       141,017        179,837     18,218,358        65,515
Net transfers(1)                                        368,861      (473,936)      (884,134)     7,759,930      (891,728)
Transfers for policy loans                               (4,046)        1,721             --         (4,035)       (2,911)
Adjustments to net assets allocated to contracts
  in payment period                                          --            --             --         77,637          (706)
Contract charges                                       (123,546)       (1,155)        (2,310)      (250,036)       (1,430)
Contract terminations:
    Surrender benefits                               (1,020,199)     (139,166)      (176,709)    (1,952,850)     (826,842)
    Death benefits                                     (266,731)           --        (12,676)      (377,509)      (52,837)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        8,408,361      (471,519)      (895,992)    23,471,495    (1,710,939)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      30,846,359     3,119,034      4,281,088     77,767,455     6,229,124
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 28,773,744    $1,672,218    $ 1,793,346   $ 62,381,724   $ 2,328,913
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               29,866,031     2,485,903      2,622,360     62,279,948     5,142,152
Contract purchase payments                            9,911,652       123,848        145,084     17,570,163        66,789
Net transfers(1)                                        320,453      (463,194)      (695,433)    10,368,773      (983,404)
Transfers for policy loans                               (4,143)        1,590             --         (4,732)       (2,160)
Contract charges                                       (131,835)       (1,068)        (1,993)      (257,881)       (1,466)
Contract terminations:
    Surrender benefits                               (1,070,019)     (133,442)      (143,580)    (2,033,880)     (840,690)
    Death benefits                                     (277,633)           --        (13,259)      (370,946)      (54,800)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     38,614,506     2,013,637      1,913,179     87,551,445     3,326,421
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    33

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ----------------------------------------------------------------------
                                                      FID VIP       FID VIP        FID VIP       FID VIP        FID VIP
                                                    GRO & INC,      MID CAP,      MID CAP,      OVERSEAS,      OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 SERV CL 2      SERV CL       SERV CL 2      SERV CL       SERV CL 2
 OPERATIONS
Investment income (loss) -- net                    $     (6,756)  $   (43,949)  $   (511,621)  $    18,885   $    197,319
Net realized gain (loss) on sales of investments       (477,366)      113,044     (1,362,990)       (6,018)      (247,873)
Distributions from capital gains                      2,634,547     1,550,096     12,891,857       242,414      1,985,241
Net change in unrealized appreciation or
  depreciation of investments                       (13,242,067)   (5,494,235)   (48,887,938)   (1,248,489)   (10,530,562)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (11,091,642)   (3,875,044)   (37,870,692)     (993,208)    (8,595,875)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              510,027       127,450     10,721,122        20,084        718,410
Net transfers(1)                                     (4,773,783)   (1,423,726)     2,609,754      (615,126)    (2,867,336)
Transfers for policy loans                                7,847          (799)        (7,746)         (424)        (3,154)
Adjustments to net assets allocated to contracts
  in payment period                                      (8,244)       (1,762)        (1,413)           --           (307)
Contract charges                                        (10,590)       (2,860)      (156,921)         (522)        (5,818)
Contract terminations:
    Surrender benefits                               (1,412,329)   (1,989,766)    (4,019,194)     (342,834)      (876,113)
    Death benefits                                     (156,407)      (41,102)      (639,707)      (26,104)       (94,794)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (5,843,479)   (3,332,565)     8,505,895      (964,926)    (3,129,112)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      30,036,287    12,021,242     91,829,452     2,847,752     20,979,401
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 13,101,166   $ 4,813,633   $ 62,464,655   $   889,618   $  9,254,414
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               20,936,637     5,519,717     46,042,326     1,970,189     11,214,780
Contract purchase payments                              427,274        71,084      9,729,390        17,737        569,704
Net transfers(1)                                     (4,173,118)     (768,163)     5,686,447      (535,670)    (2,027,786)
Transfers for policy loans                                7,217          (437)        (7,058)         (100)        (1,526)
Contract charges                                         (9,184)       (1,620)      (125,925)         (483)        (3,966)
Contract terminations:
    Surrender benefits                               (1,209,147)   (1,117,914)    (2,177,339)     (314,912)      (566,745)
    Death benefits                                     (129,054)      (20,573)      (375,154)      (30,289)       (71,722)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     15,850,625     3,682,094     58,772,687     1,106,472      9,112,739
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 34    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------
                                                  FTVIPT          FTVIPT          FTVIPT          FTVIPT        FTVIPT
                                               FRANK GLOBAL    FRANK SM CAP   MUTUAL SHARES   TEMP DEV MKTS    TEMP FOR
YEAR ENDED DEC. 31, 2008 (CONTINUED)          REAL EST, CL 2     VAL, CL 2      SEC, CL 2       SEC, CL 1     SEC, CL 2
 OPERATIONS
Investment income (loss) -- net                 $    24,624     $    45,835    $    475,471    $    188,985   $   8,217
Net realized gain (loss) on sales of
  investments                                    (2,505,744)       (293,393)       (445,350)        972,600      20,195
Distributions from capital gains                  4,326,279       1,295,696         967,834       2,144,803      52,341
Net change in unrealized appreciation or
  depreciation of investments                    (9,533,889)     (6,777,455)    (11,321,985)    (10,754,822)   (350,840)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (7,688,730)     (5,729,317)    (10,324,030)     (7,448,434)   (270,087)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          491,920         764,259       1,042,581         150,039      10,836
Net transfers(1)                                 (5,550,531)     (4,500,867)     (5,071,355)     (1,171,084)    (98,072)
Transfers for policy loans                            1,213          (1,124)         (1,463)         25,223          76
Adjustments to net assets allocated to
  contracts in payment period                        (1,527)             --              --          (3,834)         --
Contract charges                                     (9,963)         (7,500)        (13,163)         (5,780)       (101)
Contract terminations:
    Surrender benefits                           (1,262,888)     (1,180,238)     (1,201,555)     (3,241,650)    (84,168)
    Death benefits                                 (216,178)       (126,719)       (148,791)        (51,121)         --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (6,547,954)     (5,052,189)     (5,393,746)     (4,298,207)   (171,429)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  23,236,906      21,073,830      31,126,943      17,057,288     779,605
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 9,000,222     $10,292,324    $ 15,409,167    $  5,310,647   $ 338,089
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           11,942,128      10,935,908      20,731,193       8,879,861     400,150
Contract purchase payments                          408,851         665,306         952,801         106,233       6,584
Net transfers(1)                                 (3,151,725)     (2,548,422)     (3,904,614)       (920,084)    (63,265)
Transfers for policy loans                           (3,191)           (215)         (3,493)         19,201          39
Contract charges                                     (6,727)         (4,732)        (10,931)         (4,160)        (65)
Contract terminations:
    Surrender benefits                             (737,525)       (658,604)       (926,502)     (2,150,871)    (49,520)
    Death benefits                                 (139,924)        (81,932)       (101,711)        (31,282)         --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  8,311,887       8,307,309      16,736,743       5,898,898     293,923
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    35

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------
                                                 GS VIT          GS VIT          GS VIT      JANUS ASPEN    JANUS ASPEN
                                              MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.      GLOBAL       OVERSEAS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              INST          EQ, INST        EQ, INST      TECH, SERV       SERV
 OPERATIONS
Investment income (loss) -- net               $       (986)     $  (1,217)     $    79,547    $   (8,412)  $     39,697
Net realized gain (loss) on sales of
  investments                                   (2,902,133)       (48,541)        (581,588)      (35,349)       720,474
Distributions from capital gains                    47,112            685          110,609            --      2,327,242
Net change in unrealized appreciation or
  depreciation of investments                   (9,602,633)      (129,569)      (5,623,523)     (587,722)   (12,187,049)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (12,458,640)      (178,642)      (6,014,955)     (631,483)    (9,099,636)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         653,349         11,223          365,183        24,399        206,278
Net transfers(1)                               (10,382,364)       (89,866)      (3,192,590)      (23,626)    (1,822,634)
Transfers for policy loans                           3,585             --            2,272        (1,057)        (9,508)
Adjustments to net assets allocated to
  contracts in payment period                       (2,601)            --             (548)           --             --
Contract charges                                   (21,538)          (197)         (21,910)         (464)        (5,290)
Contract terminations:
    Surrender benefits                          (2,834,829)      (129,834)        (763,508)      (74,141)    (1,052,366)
    Death benefits                                (369,249)            --          (69,898)         (882)       (68,919)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (12,953,647)      (208,674)      (3,680,999)      (75,771)    (2,752,439)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 42,946,028        686,045       18,569,700     1,393,389     19,104,464
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 17,533,741      $ 298,729      $ 8,873,746    $  686,135   $  7,252,389
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          18,019,656        505,500       17,064,889     2,510,673     10,020,974
Contract purchase payments                         317,893         11,499          376,273        58,933        139,419
Net transfers(1)                                (4,960,110)       (76,346)      (3,463,257)     (172,829)    (1,340,736)
Transfers for policy loans                           1,731             --            2,506        (1,152)        (4,100)
Contract charges                                   (11,532)          (175)         (27,506)       (1,128)        (3,546)
Contract terminations:
    Surrender benefits                          (1,448,703)      (103,550)        (788,869)     (156,244)      (626,622)
    Death benefits                                (194,024)            --          (77,403)       (1,820)       (58,418)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                11,724,911        336,928       13,086,633     2,236,433      8,126,971
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 36    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                                ----------------------------------------------------------------------
                                                 JANUS ASPEN   JANUS ASPEN      LAZARD      LM PTNRS          MFS
                                                   JANUS,      ENTERPRISE,   RETIRE INTL   VAR SM CAP   INV GRO STOCK,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                SERV           SERV        EQ, SERV     GRO, CL I       SERV CL
 OPERATIONS
Investment income (loss) -- net                 $   (161,974)   $   (8,528)  $     7,395    $  (3,747)    $   (34,111)
Net realized gain (loss) on sales of
  investments                                       (638,998)      (11,531)     (223,915)     (52,386)         35,234
Distributions from capital gains                          --        63,686        20,393       14,307         307,331
Net change in unrealized appreciation or
  depreciation of investments                    (25,930,432)     (595,074)   (2,672,335)    (179,501)     (3,035,470)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (26,731,404)     (551,447)   (2,868,462)    (221,327)     (2,727,016)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        17,056,633        27,070        89,067      123,566         221,026
Net transfers(1)                                  11,109,115       (48,672)   (2,169,913)     (55,962)       (702,006)
Transfers for policy loans                           (12,321)       (1,574)       (4,188)          --           2,943
Adjustments to net assets allocated to
  contracts in payment period                             --          (900)       (5,342)          --              --
Contract charges                                    (252,581)         (584)       (2,475)         (90)         (3,182)
Contract terminations:
    Surrender benefits                              (849,577)      (90,018)     (578,058)      (6,060)       (566,004)
    Death benefits                                  (284,599)       (6,720)       (1,025)     (10,467)       (120,558)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    26,766,670      (121,398)   (2,671,934)      50,987      (1,167,781)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   51,993,239     1,282,772     9,176,949      480,126       8,181,471
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 52,028,505    $  609,927   $ 3,636,553    $ 309,786     $ 4,286,674
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            49,112,666     1,811,970     6,165,321      471,475      10,490,418
Contract purchase payments                        19,819,508        49,033        71,808      133,783         296,923
Net transfers(1)                                  15,274,940      (145,134)   (1,891,855)     (69,583)     (1,002,616)
Transfers for policy loans                           (14,751)        3,290        (4,760)          --           4,805
Contract charges                                    (303,507)       (1,142)       (2,097)        (108)         (4,784)
Contract terminations:
    Surrender benefits                            (1,044,253)     (154,789)     (462,840)      (6,471)       (882,289)
    Death benefits                                  (338,060)      (16,991)       (1,025)     (11,303)       (160,919)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  82,506,543     1,546,237     3,874,552      517,793       8,741,538
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    37

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                    MFS            MFS            MFS          NB AMT          NB AMT
                                                  NEW DIS,    TOTAL RETURN,    UTILITIES,      INTL,      SOC RESPONSIVE,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SERV CL        SERV CL        SERV CL         CL S            CL S
 OPERATIONS
Investment income (loss) -- net                 $   (38,664)   $   103,375    $    72,042   $  (171,745)     $   2,587
Net realized gain (loss) on sales of
  investments                                      (225,373)      (250,133)      (596,273)   (1,130,982)       (10,539)
Distributions from capital gains                    977,589        321,339      2,595,280            --         21,978
Net change in unrealized appreciation or
  depreciation of investments                    (2,841,439)    (1,394,372)    (9,241,306)   (7,370,608)      (151,290)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (2,127,887)    (1,219,791)    (7,170,257)   (8,673,335)      (137,264)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          112,380        228,052      1,145,689     5,192,728         17,266
Net transfers(1)                                   (647,198)      (979,840)    (1,691,836)   (1,940,573)        (6,988)
Transfers for policy loans                            4,845             90           (252)       (5,038)            --
Adjustments to net assets allocated to
  contracts in payment period                            --             --         16,317            --             --
Contract charges                                     (2,106)        (3,539)        (8,019)      (82,750)          (113)
Contract terminations:
    Surrender benefits                             (444,161)      (129,644)      (927,499)     (282,580)        (8,992)
    Death benefits                                  (35,067)       (34,982)      (119,881)      (87,744)            --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (1,011,307)      (919,863)    (1,585,481)    2,794,043          1,173
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   6,046,438      5,825,801     18,508,380    20,384,941        342,205
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 2,907,244    $ 3,686,147    $ 9,752,642   $14,505,649      $ 206,114
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            6,207,065      4,954,590      8,562,149    17,665,397        274,700
Contract purchase payments                          139,343        211,572        771,949     5,338,640         16,053
Net transfers(1)                                   (763,927)      (924,366)    (1,301,035)    1,120,623         (3,363)
Transfers for policy loans                           10,932             46            (95)       (6,367)            --
Contract charges                                     (2,608)        (3,376)        (4,791)      (92,440)          (130)
Contract terminations:
    Surrender benefits                             (527,287)      (123,643)      (436,537)     (330,504)       (11,262)
    Death benefits                                  (55,316)       (31,626)       (86,646)      (92,641)            --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  5,008,202      4,083,197      7,504,994    23,602,708        275,998
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 38    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                 OPPEN           OPPEN            OPPEN          OPPEN          PIMCO
                                               GLOBAL SEC   MAIN ST SM CAP   STRATEGIC BOND       VAL      VIT ALL ASSET,
YEAR ENDED DEC. 31, 2008 (CONTINUED)            VA, SERV       VA, SERV         VA, SERV       VA, SERV      ADVISOR CL
 OPERATIONS
Investment income (loss) -- net               $    40,188     $   (21,513)    $  4,682,108    $     (536)   $  3,701,558
Net realized gain (loss) on sales of
  investments                                    (634,763)       (362,036)      (1,158,782)      (18,923)       (410,993)
Distributions from capital gains                  665,443         216,450        1,418,872            --         228,393
Net change in unrealized appreciation or
  depreciation of investments                  (4,704,725)     (1,352,386)     (27,908,166)     (480,495)    (16,306,836)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (4,633,857)     (1,519,485)     (22,965,968)     (499,954)    (12,787,878)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        826,391         193,832       27,009,123       363,533      19,479,955
Net transfers(1)                               (1,674,125)       (955,867)         (75,099)      193,354       7,197,389
Transfers for policy loans                            379          (2,013)         (31,440)           --         (12,909)
Adjustments to net assets allocated to
  contracts in payment period                          --              --           17,309            --              --
Contract charges                                   (4,238)         (1,464)        (368,689)         (150)       (287,424)
Contract terminations:
    Surrender benefits                           (410,052)       (180,666)      (5,397,158)      (17,586)     (1,617,276)
    Death benefits                               (141,045)        (50,756)        (974,997)      (15,515)       (357,421)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (1,402,690)       (996,934)      20,179,049       523,636      24,402,314
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                12,036,668       4,670,609      125,150,093       759,164      57,981,525
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 6,000,121     $ 2,154,190     $122,363,174    $  782,846    $ 69,595,961
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          8,438,741       3,794,346      106,203,597       677,717      51,814,821
Contract purchase payments                        747,122         195,341       24,102,714       359,039      18,366,282
Net transfers(1)                               (1,528,642)       (906,055)      (1,486,468)      206,152       6,660,799
Transfers for policy loans                            311          (1,716)         (27,846)           --         (12,529)
Contract charges                                   (3,727)         (1,462)        (331,285)         (168)       (276,748)
Contract terminations:
    Surrender benefits                           (346,402)       (174,636)      (4,717,764)      (19,697)     (1,549,056)
    Death benefits                               (110,168)        (44,881)        (869,906)      (15,123)       (344,556)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                7,197,235       2,860,937      122,873,042     1,207,920      74,659,013
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    39

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                              -----------------------------------------------------------------------------
                                                PIONEER        PIONEER            PUT VT           PUT VT         PUT VT
                                              EQ INC VCT,   INTL VAL VCT,   GLOBAL HLTH CARE,     INTL EQ,    INTL NEW OPP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)             CL II          CL II             CL IB            CL IB          CL IB
 OPERATIONS
Investment income (loss) -- net               $    98,548     $   2,285         $  (18,972)     $    75,287     $    9,945
Net realized gain (loss) on sales of
  investments                                     (46,071)      (58,943)            17,773         (115,539)       163,198
Distributions from capital gains                  353,626        19,399             20,861          917,480             --
Net change in unrealized appreciation or
  depreciation of investments                  (2,378,809)     (273,262)          (451,074)      (3,708,368)      (889,998)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (1,972,706)     (310,521)          (431,412)      (2,831,140)      (716,855)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         84,560         3,691             67,245          107,748         21,908
Net transfers(1)                               (1,157,745)     (188,561)          (298,958)      (1,596,747)      (368,094)
Transfers for policy loans                           (692)           16              1,434            1,519          6,070
Adjustments to net assets allocated to
  contracts in payment period                      (1,334)           --                 --             (412)            --
Contract charges                                   (3,067)         (254)            (1,281)          (2,698)          (622)
Contract terminations:
    Surrender benefits                           (432,161)      (50,950)          (160,824)        (331,209)      (157,848)
    Death benefits                                (48,492)      (31,282)                --          (29,182)        (2,586)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                 (1,558,931)     (267,340)          (392,384)      (1,850,981)      (501,172)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 7,328,510       850,934          2,612,114        7,588,052      2,048,865
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                     $ 3,796,873     $ 273,073         $1,788,318      $ 2,905,931     $  830,838
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          5,002,989       752,521          2,312,693        4,259,930      1,704,252
Contract purchase payments                         65,667         4,254             61,138           73,940         23,595
Net transfers(1)                                 (913,515)     (206,055)          (293,432)      (1,146,864)      (353,043)
Transfers for policy loans                           (838)          129              1,414            1,616          9,573
Contract charges                                   (2,378)         (283)            (1,176)          (1,881)          (715)
Contract terminations:
    Surrender benefits                           (332,599)      (73,526)          (149,970)        (227,096)      (168,448)
    Death benefits                                (46,929)      (33,247)                --          (25,793)        (2,381)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                3,772,397       443,793          1,930,667        2,933,852      1,212,833
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 40    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      PUT VT       PUT VT        ROYCE          DISC           DISC
                                                     NEW OPP,      VISTA,      MICRO-CAP,   ASSET ALLOC,   ASSET ALLOC,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)                CL IA         CL IB      INVEST CL       AGGR(2)      CONSERV(2)
 OPERATIONS
Investment income (loss) -- net                    $   (84,131)  $  (14,501)  $    23,106      $   (23)      $ (1,501)
Net realized gain (loss) on sales of investments    (1,032,759)     (48,275)       36,966         (600)       (10,653)
Distributions from capital gains                            --           --       174,706           --             --
Net change in unrealized appreciation or
  depreciation of investments                       (3,063,668)    (903,370)   (1,297,654)        (981)       (18,973)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (4,180,558)    (966,146)   (1,062,876)      (1,604)       (31,127)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             230,402       34,945        28,531       10,814         14,008
Net transfers(1)                                      (675,550)    (212,443)     (560,436)       2,696        633,946
Transfers for policy loans                              35,199        3,973           286           --             --
Adjustments to net assets allocated to contracts
  in payment period                                     (2,116)          --            --           --             --
Contract charges                                        (9,467)      (1,172)         (733)          (1)           (98)
Contract terminations:
    Surrender benefits                              (2,365,978)    (258,885)     (519,767)        (276)       (61,411)
    Death benefits                                     (69,943)     (18,603)      (25,918)          --             --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (2,857,453)    (452,185)   (1,078,037)      13,233        586,445
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     12,707,018    2,436,289     3,184,972           --             --
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 5,669,007   $1,017,958   $ 1,044,059      $11,629       $555,318
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               8,906,269    3,608,780     1,269,730           --             --
Contract purchase payments                             194,034       63,780        15,364       13,517         13,164
Net transfers(1)                                      (596,325)    (382,518)     (277,832)       2,507        721,564
Transfers for policy loans                              31,392        7,863           199           --             --
Contract charges                                        (8,085)      (2,327)         (370)          (1)          (121)
Contract terminations:
    Surrender benefits                              (1,908,322)    (469,075)     (248,523)        (437)       (73,089)
    Death benefits                                     (65,322)     (50,372)      (18,209)          --             --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     6,553,641    2,776,131       740,359       15,586        661,518
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    41

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                              ---------------------------------------------------------------------------
                                                  DISC           DISC            DISC              RVS             RVS
                                              ASSET ALLOC,   ASSET ALLOC,    ASSET ALLOC,        PTNRS VP       PTNRS VP
PERIOD ENDED DEC. 31, 2008 (CONTINUED)           MOD(2)       MOD AGGR(2)   MOD CONSERV(2)   FUNDAMENTAL VAL   SELECT VAL
 OPERATIONS
Investment income (loss) -- net                $   (3,533)     $ (1,122)       $  (3,290)      $   (400,514)    $  (4,779)
Net realized gain (loss) on sales of
  investments                                     (58,481)      (49,347)         (75,568)          (209,793)      (94,612)
Distributions from capital gains                       --            --               --            346,310         5,702
Net change in unrealized appreciation or
  depreciation of investments                    (156,862)      (34,247)         (63,910)       (21,014,608)     (123,622)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (218,876)      (84,716)        (142,768)       (21,278,605)     (217,311)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        108,635       108,139          230,522         13,279,039        31,309
Net transfers(1)                                1,046,736       195,261          633,876         11,190,404      (284,982)
Transfers for policy loans                             --            --               --            (11,266)          (73)
Adjustments to net assets allocated to
  contracts in payment period                          --            --               --                 --          (133)
Contract charges                                     (154)          (28)            (156)          (203,885)         (285)
Contract terminations:
    Surrender benefits                            (33,719)      (31,737)          (1,814)          (888,661)      (35,546)
    Death benefits                                     --            --               --           (219,521)           --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  1,121,498       271,635          862,428         23,146,110      (289,710)
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        --            --               --         40,604,466       871,842
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $  902,622      $186,919        $ 719,660       $ 42,471,971     $ 364,821
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 --            --               --         35,754,403       700,627
Contract purchase payments                        122,496       118,074          260,679         13,989,487        30,340
Net transfers(1)                                1,109,647       170,399          646,527         13,096,906      (228,725)
Transfers for policy loans                             --            --               --            (12,652)         (158)
Contract charges                                     (174)          (33)            (189)          (224,787)         (288)
Contract terminations:
    Surrender benefits                            (43,178)      (34,483)          (1,602)          (976,271)      (34,128)
    Death benefits                                     --            --               --           (238,064)           --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                1,188,791       253,957          905,415         61,389,022       467,668
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 42    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                  -----------------------------------------------------------------------
                                                    RVS PTNRS
                                                    VP SM CAP       RVS VP        RVS VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   VAL           BAL         CASH MGMT      DIV BOND      DIV EQ INC
 OPERATIONS
Investment income (loss) -- net                   $   (459,371)  $  (126,442)  $    843,641   $ (1,272,772)  $ (1,070,936)
Net realized gain (loss) on sales of investments    (1,153,221)   (1,959,118)        (6,819)    (2,497,543)    (1,946,115)
Distributions from capital gains                     1,988,596     1,213,790             --             --     11,298,976
Net change in unrealized appreciation or
  depreciation of investments                      (20,140,344)   (4,137,193)       (14,591)   (14,107,964)   (72,793,624)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (19,764,340)   (5,008,963)       822,231    (17,878,279)   (64,511,699)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          13,181,796       482,766     15,995,724     54,214,369     22,315,141
Net transfers(1)                                     4,195,735    (3,842,713)    14,310,399     (7,336,941)    16,871,250
Transfers for policy loans                              (3,232)       23,926        (65,292)       (16,308)       (30,146)
Adjustments to net assets allocated to contracts
  in payment period                                         --       (25,157)        (2,023)        56,527         69,588
Contract charges                                      (215,918)      (11,840)       (29,577)      (771,577)      (339,495)
Contract terminations:
    Surrender benefits                              (1,488,608)   (3,229,899)   (13,811,111)   (11,289,276)    (6,592,072)
    Death benefits                                    (283,071)     (247,314)      (454,695)    (2,148,619)      (882,018)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      15,386,702    (6,850,231)    15,943,425     32,708,175     31,412,248
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     54,344,796    21,090,344     57,513,023    203,508,420    141,740,357
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $ 49,967,158   $ 9,231,150   $ 74,278,679   $218,338,316   $108,640,906
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              39,128,615    13,924,865     50,865,683    169,601,245     85,687,056
Contract purchase payments                          13,552,858       427,298     14,812,612     51,252,410     22,172,592
Net transfers(1)                                     4,886,960    (3,216,481)    12,245,598    (10,384,256)    18,533,797
Transfers for policy loans                              (5,152)       18,455        (61,969)       (17,007)       (24,321)
Contract charges                                      (198,492)       (9,045)       (26,016)      (693,080)      (310,236)
Contract terminations:
    Surrender benefits                              (1,075,110)   (2,254,682)   (11,876,494)    (8,961,074)    (4,254,153)
    Death benefits                                    (242,156)     (213,346)      (385,534)    (1,802,951)      (705,197)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    56,047,523     8,677,064     65,573,880    198,995,287    121,099,538
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    43

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                 -------------------------------------------------------------------------
                                                    RVS VP          RVS VP                         RVS VP
                                                    GLOBAL     GLOBAL INFLATION      SEL VP       HI YIELD        RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 BOND          PROT SEC           GRO           BOND         INC OPP
 OPERATIONS
Investment income (loss) -- net                  $ 4,740,667      $   702,426     $   (53,674)  $   (227,473)  $  (305,890)
Net realized gain (loss) on sales of
  investments                                       (267,719)          93,548        (583,001)    (2,128,770)     (890,672)
Distributions from capital gains                      37,494               --              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                     (6,410,619)      (1,601,571)     (4,369,253)    (7,051,110)   (7,844,230)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (1,900,177)        (805,597)     (5,005,928)    (9,407,353)   (9,040,792)
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        17,808,878       11,505,485         275,610        828,234    11,510,804
Net transfers(1)                                  (5,034,981)      (2,778,426)     (3,429,356)    (9,633,376)     (574,672)
Transfers for policy loans                             3,744           (3,818)          2,674         11,375        (6,930)
Adjustments to net assets allocated to
  contracts in payment period                         (3,002)              --          (1,888)       (10,306)           --
Contract charges                                    (258,879)        (174,335)         (9,794)       (15,343)     (178,391)
Contract terminations:
    Surrender benefits                            (4,446,416)      (1,552,604)       (804,617)    (5,154,309)     (812,745)
    Death benefits                                  (646,186)        (373,189)        (74,568)      (864,932)     (193,455)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     7,423,158        6,623,113      (4,041,939)   (14,838,657)    9,744,611
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   72,563,190       40,697,883      14,020,708     47,442,983    37,322,008
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $78,086,171      $46,515,399     $ 4,972,841   $ 23,196,973   $38,025,827
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            55,580,376       37,080,717      20,146,672     33,276,557    34,123,485
Contract purchase payments                        15,992,307       10,474,272         458,350        691,898    11,412,838
Net transfers(1)                                  (5,629,826)      (2,876,906)     (6,211,831)    (7,488,797)   (1,041,741)
Transfers for policy loans                               310           (3,544)         14,989          8,571        (7,077)
Contract charges                                    (212,605)        (158,342)        (18,882)       (11,854)     (177,262)
Contract terminations:
    Surrender benefits                            (3,083,968)      (1,391,960)     (1,283,877)    (3,799,245)     (802,254)
    Death benefits                                  (494,041)        (337,869)       (131,129)      (657,177)     (190,067)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  62,152,553       42,786,368      12,974,292     22,019,953    43,317,922
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 44    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    -------------------------------------------------------------------
                                                                     SEL VP       RVS VP        RVS VP
                                                       RVS VP        LG CAP      MID CAP        MID CAP        RVS VP
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   DYN EQ         VAL          GRO            VAL         S&P 500
 OPERATIONS
Investment income (loss) -- net                     $   (339,462)  $  (2,220)  $   (70,398)  $   (151,900)  $  (103,102)
Net realized gain (loss) on sales of investments      (3,000,267)    (77,288)     (342,281)      (855,329)     (148,658)
Distributions from capital gains                       4,832,795       8,640        51,275      3,639,051       575,679
Net change in unrealized appreciation or
  depreciation of investments                        (22,881,367)    (72,249)   (3,162,457)   (11,806,869)   (5,882,672)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (21,388,301)   (143,117)   (3,523,861)    (9,175,047)   (5,558,753)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             1,250,575      17,415       256,452      3,233,111       579,993
Net transfers(1)                                      (5,516,296)    (90,063)     (651,341)     1,919,122    (2,264,831)
Transfers for policy loans                                81,886          (1)       21,946         (3,705)          942
Adjustments to net assets allocated to contracts
  in payment period                                      (44,745)         --        (5,549)          (127)           --
Contract charges                                         (60,337)       (153)       (4,864)       (47,984)       (6,631)
Contract terminations:
    Surrender benefits                                (7,454,333)    (38,368)   (1,456,732)      (851,701)   (1,606,343)
    Death benefits                                      (479,228)    (55,917)      (27,863)       (63,164)     (181,565)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (12,222,478)   (167,087)   (1,867,951)     4,185,552    (3,478,435)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       58,584,627     463,849     9,112,993     18,289,912    17,325,279
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 24,973,848   $ 153,645   $ 3,721,181   $ 13,300,417   $ 8,288,091
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                49,136,188     377,168     7,682,908     13,520,725    15,644,599
Contract purchase payments                             1,321,272      19,700       259,717      3,258,798       655,153
Net transfers(1)                                      (6,346,911)   (100,316)     (651,251)     2,449,910    (2,323,516)
Transfers for policy loans                                76,533         (69)       27,884         (3,398)        1,593
Contract charges                                         (74,597)       (164)       (5,040)       (47,990)       (7,339)
Contract terminations:
    Surrender benefits                                (6,576,618)    (38,406)   (1,555,767)      (704,535)   (1,645,056)
    Death benefits                                      (490,442)    (49,413)      (32,246)       (62,336)     (188,859)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      37,045,425     208,500     5,726,205     18,411,174    12,136,575
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    45

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                    --------------------------------------------------------------------
                                                       RVS VP        SEL VP        THDL VP       THDL VP        THIRD
                                                       SHORT         SM CAP         EMER           INTL          AVE
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  DURATION        VAL           MKTS           OPP           VAL
 OPERATIONS
Investment income (loss) -- net                     $  (155,203)  $   (33,104)  $    (87,100)  $   201,319   $    (2,432)
Net realized gain (loss) on sales of investments        (83,980)     (724,630)      (186,765)      104,654       (80,503)
Distributions from capital gains                             --       503,027      6,077,638            --       629,070
Net change in unrealized appreciation or
  depreciation of investments                          (513,060)   (1,599,871)   (29,516,846)   (8,520,625)   (2,617,866)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      (752,243)   (1,854,578)   (23,713,073)   (8,214,652)   (2,071,731)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              913,950       131,325      7,754,404       356,078        67,632
Net transfers(1)                                      1,893,777      (892,510)    10,947,737    (1,838,904)   (1,198,753)
Transfers for policy loans                                4,136         1,819         (4,275)       23,570           (86)
Adjustments to net assets allocated to contracts
  in payment period                                      73,358        (2,363)        (1,134)       22,098            --
Contract charges                                         (8,765)       (2,555)      (120,017)       (8,821)       (1,114)
Contract terminations:
    Surrender benefits                               (2,105,152)     (383,169)    (1,334,033)   (3,902,688)     (671,542)
    Death benefits                                     (470,639)      (51,329)      (310,674)     (274,610)       (3,412)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          300,665    (1,198,782)    16,932,008    (5,623,277)   (1,807,275)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      21,830,021     5,558,580     39,630,293    23,677,177     5,966,839
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $21,378,443   $ 2,505,220   $ 32,849,228   $ 9,839,248   $ 2,087,833
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               17,946,536     3,938,616     15,931,989    16,044,704     2,613,576
Contract purchase payments                              836,867       125,300      5,766,724       305,145        36,542
Net transfers(1)                                      1,754,093      (758,735)    10,724,066    (1,741,079)     (636,199)
Transfers for policy loans                                3,137         1,575         (3,916)       17,979            46
Contract charges                                         (7,391)       (2,213)       (82,060)       (7,580)         (593)
Contract terminations:
    Surrender benefits                               (1,751,982)     (307,855)      (603,886)   (2,974,652)     (373,603)
    Death benefits                                     (399,621)      (41,243)      (158,038)     (236,290)       (2,033)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     18,381,639     2,955,445     31,574,879    11,408,227     1,637,736
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 46    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                ---------------------------------------------------------------------------
                                                  VANK LIT         VANK UIF        VANK UIF
                                                  COMSTOCK,         GLOBAL       MID CAP GRO,      WANGER         WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)                CL II      REAL EST, CL II       CL II          INTL            USA
 OPERATIONS
Investment income (loss) -- net                 $    531,602     $   225,889      $    (3,682)  $     23,956   $   (479,247)
Net realized gain (loss) on sales of
  investments                                     (1,005,792)       (291,796)        (425,173)       403,932       (785,802)
Distributions from capital gains                   2,358,339         827,106          878,908      6,446,315      6,699,021
Net change in unrealized appreciation or
  depreciation of investments                    (22,254,122)     (8,865,418)      (2,235,466)   (32,575,487)   (30,214,822)
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (20,369,973)     (8,104,219)      (1,785,413)   (25,701,284)   (24,780,850)
---------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        10,435,339       3,652,985          415,975      5,151,354      5,798,410
Net transfers(1)                                   4,772,657       8,751,193          173,817      1,268,187     (6,159,557)
Transfers for policy loans                            (8,197)         (5,018)           1,066         (5,070)        (7,213)
Adjustments to net assets allocated to
  contracts in payment period                             --              --               --           (942)        (2,897)
Contract charges                                    (187,180)        (55,543)          (2,235)       (81,120)       (90,273)
Contract terminations:
    Surrender benefits                            (1,242,520)       (295,055)        (147,582)    (2,859,517)    (3,361,744)
    Death benefits                                  (281,435)        (63,011)          (7,922)      (325,875)      (391,310)
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    13,488,664      11,985,551          433,119      3,147,017     (4,214,584)
---------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   47,415,142      10,937,815        3,216,331     55,688,278     65,943,012
---------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 40,533,833     $14,819,147      $ 1,864,037   $ 33,134,011   $ 36,947,578
---------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            41,444,946       9,745,797        2,585,394     29,071,775     38,304,866
Contract purchase payments                        11,415,679       4,133,502          352,970      4,472,407      5,537,614
Net transfers(1)                                   5,209,657      10,525,574           62,406      2,875,565     (2,935,501)
Transfers for policy loans                            (9,847)         (5,493)           1,332         (6,604)        (8,644)
Contract charges                                    (209,094)        (66,770)          (2,380)       (66,762)       (77,768)
Contract terminations:
    Surrender benefits                            (1,298,359)       (350,695)        (163,178)    (1,626,695)    (2,089,483)
    Death benefits                                  (310,390)        (70,812)          (8,944)      (225,276)      (259,528)
---------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  56,242,592      23,911,103        2,827,600     34,494,410     38,471,556
---------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    47

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                          -----------------------------------------------------
                                                             WF ADV        WF ADV        WF ADV        WF ADV
                                                               VT            VT            VT            VT
YEAR ENDED DEC. 31, 2008 (CONTINUED)                      ASSET ALLOC    INTL CORE        OPP        SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                           $    88,811   $    19,162   $    30,688   $   (49,845)
Net realized gain (loss) on sales of investments             (202,765)     (102,083)     (119,828)     (553,429)
Distributions from capital gains                              487,484       340,347       652,656     1,565,150
Net change in unrealized appreciation or depreciation of
  investments                                              (2,304,487)   (1,140,185)   (1,887,302)   (3,794,409)
---------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               (1,930,957)     (882,759)   (1,323,786)   (2,832,533)
---------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                    127,741        33,120        82,948       499,062
Net transfers(1)                                             (665,299)     (290,569)     (265,625)   (1,263,953)
Transfers for policy loans                                     (1,618)          670         1,057         2,691
Adjustments to net assets allocated to contracts in
  payment period                                                   --        (1,447)           --            --
Contract charges                                               (4,251)         (450)       (1,319)       (2,686)
Contract terminations:
    Surrender benefits                                       (738,054)     (164,733)      (86,979)     (248,474)
    Death benefits                                            (91,124)      (15,140)           --       (16,664)
---------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (1,372,605)     (438,549)     (269,918)   (1,030,024)
---------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                             7,108,606     2,248,606     3,445,475     7,400,165
---------------------------------------------------------------------------------------------------------------
Net assets at end of year                                 $ 3,805,044   $   927,298   $ 1,851,771   $ 3,537,608
---------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      5,171,052     1,537,784     2,405,624     5,368,928
Contract purchase payments                                    106,018        28,057        72,339       427,494
Net transfers(1)                                             (639,324)     (267,040)     (221,244)   (1,171,930)
Transfers for policy loans                                     (2,606)          650           808         2,207
Contract charges                                               (3,535)         (388)       (1,088)       (2,403)
Contract terminations:
    Surrender benefits                                       (597,956)     (152,518)      (69,585)     (210,941)
    Death benefits                                            (97,135)      (18,035)           --       (18,108)
---------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                            3,936,514     1,128,510     2,186,854     4,395,247
---------------------------------------------------------------------------------------------------------------




   (1) Includes transfer activity from (to) other subaccounts and transfers from
       (to) RiverSource Life of NY's fixed account.



   (2) For the period May 1, 2008 (commencement of operations) to Dec. 31, 2008.



See accompanying notes to financial statements.



 48    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                       AIM VI        AIM VI       AIM VI       AIM VI        AIM VI
                                                      CAP APPR,    CAP APPR,     CAP DEV,     CAP DEV,      CORE EQ,
YEAR ENDED DEC. 31, 2007                                SER I        SER II        SER I       SER II        SER I
 OPERATIONS
Investment income (loss) -- net                      $  (11,252)  $  (107,512)  $  (10,065)  $  (35,233)  $   (78,099)
Net realized gain (loss) on sales of investments         33,399       411,330      108,324      294,121     1,886,934
Distributions from capital gains                             --            --       90,228      315,993            --
Net change in unrealized appreciation or
  depreciation of investments                           106,020       956,403      (69,625)    (233,874)       89,245
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       128,167     1,260,221      118,862      341,007     1,898,080
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               19,581       527,778       51,612      955,999       507,265
Net transfers(1)                                        (77,696)     (769,774)    (229,359)    (547,627)     (736,427)
Transfers for policy loans                                  573           283         (879)        (424)       43,426
Adjustments to net assets allocated to contracts in
  payment period                                             --          (557)          --           --        (8,688)
Contract charges                                           (463)      (35,781)        (339)      (1,603)      (14,276)
Contract terminations:
    Surrender benefits                                 (132,925)     (493,111)     (40,269)    (127,002)   (8,571,899)
    Death benefits                                       (9,191)      (91,413)          --      (58,051)     (132,702)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (200,121)     (862,575)    (219,234)     221,292    (8,913,301)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,324,757    11,762,446    1,237,899    3,310,518    29,289,166
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $1,252,803   $12,160,092   $1,137,527   $3,872,817   $22,273,945
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                1,937,632    10,167,677      954,798    2,255,393    15,910,988
Contract purchase payments                               26,916       433,225       36,204      750,847       263,742
Net transfers(1)                                       (116,548)     (615,748)    (162,700)    (320,354)     (382,405)
Transfers for policy loans                                  783          (145)        (637)        (402)       22,640
Contract charges                                           (635)      (27,872)        (242)        (984)       (7,390)
Contract terminations:
    Surrender benefits                                 (186,089)     (393,694)     (29,139)     (78,762)   (4,409,493)
    Death benefits                                      (12,179)      (71,075)          --      (34,550)      (81,657)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      1,649,880     9,492,368      798,284    2,571,188    11,316,425
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    49

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                     ----------------------------------------------------------------
                                                       AIM VI       AIM VI       AIM VI       AIM VI         AIM VI
                                                        DYN,       FIN SERV,   FIN SERV,    GLOBAL HLTH    INTL GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                    SER I        SER I       SER II    CARE, SER II      SER II
 OPERATIONS
Investment income (loss) -- net                      $   (9,120)  $    7,321   $   8,575    $   (49,212)  $    (7,909)
Net realized gain (loss) on sales of investments        143,895       82,314      (6,394)       665,228         1,561
Distributions from capital gains                             --       77,437      47,864             --            --
Net change in unrealized appreciation or
  depreciation of investments                           (22,690)    (461,186)   (189,426)       (83,608)     (176,605)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       112,085     (294,114)   (139,381)       532,408      (182,953)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               10,974       54,523     695,112      3,029,525     6,478,861
Net transfers(1)                                       (151,669)    (429,313)      8,099     (7,099,374)   15,702,153
Transfers for policy loans                               (3,378)      (2,107)         --           (530)       (1,403)
Adjustments to net assets allocated to contracts in
  payment period                                             --           --          --             --            --
Contract charges                                           (390)        (751)        (28)       (14,453)      (32,305)
Contract terminations:
    Surrender benefits                                  (61,978)     (49,669)     (9,592)       (98,198)     (126,714)
    Death benefits                                      (50,113)      (3,011)    (14,905)       (42,631)       (3,541)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (256,554)    (430,328)    678,686     (4,225,661)   22,017,051
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       1,012,641    1,637,572      68,885      5,979,756       283,325
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $  868,172   $  913,130   $ 608,190    $ 2,286,503   $22,117,423
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  799,226    1,168,991      59,553      5,729,917       220,088
Contract purchase payments                                8,157       40,126     644,862      2,704,053     4,710,740
Net transfers(1)                                       (109,674)    (312,958)      7,612     (6,327,556)   10,479,101
Transfers for policy loans                               (2,431)      (1,473)         --           (484)       (1,042)
Contract charges                                           (275)        (556)        (30)       (13,464)      (22,027)
Contract terminations:
    Surrender benefits                                  (44,557)     (36,788)     (8,931)       (90,142)      (83,958)
    Death benefits                                      (34,968)      (2,167)    (16,219)       (36,929)       (2,375)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        615,478      855,175     686,847      1,965,395    15,300,527
---------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 50    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   -------------------------------------------------------------------
                                                     AIM VI        AB VPS         AB VPS        AB VPS        AB VPS
                                                      TECH,     GLOBAL TECH,    GRO & INC,    INTL VAL,    LG CAP GRO,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  SER I         CL B           CL B          CL B          CL B
 OPERATIONS
Investment income (loss) -- net                    $  (19,383)   $   (26,308)  $    81,079   $    61,734     $   (799)
Net realized gain (loss) on sales of investments      125,043        502,775       838,301     2,174,553          346
Distributions from capital gains                           --             --     1,156,953     2,724,856           --
Net change in unrealized appreciation or
  depreciation of investments                          47,504        125,541    (1,128,258)   (2,610,889)      11,048
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     153,164        602,008       948,075     2,350,254       10,595
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            122,986      2,110,860     1,726,253    16,496,183      121,982
Net transfers(1)                                     (196,312)    (2,503,692)   (2,804,683)    6,079,854       (1,294)
Transfers for policy loans                               (184)          (336)      (15,116)      (26,720)          --
Adjustments to net assets allocated to contracts
  in payment period                                        --             --            --          (977)          --
Contract charges                                       (5,205)        (5,915)      (10,479)      (97,460)          (3)
Contract terminations:
    Surrender benefits                                (71,780)       (34,693)   (1,086,356)   (3,334,889)        (830)
    Death benefits                                     (5,069)       (22,746)     (133,997)     (346,913)          --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (155,564)      (456,522)   (2,324,378)   18,769,078      119,855
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,119,610      2,391,740    22,975,727    60,645,403       18,177
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,117,210    $ 2,537,226   $21,599,424   $81,764,735     $148,627
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,507,531      2,041,175    17,407,221    26,215,767       15,314
Contract purchase payments                            134,991      1,629,858     1,371,750    12,070,365      101,352
Net transfers(1)                                     (201,642)    (1,833,570)   (2,056,700)    3,479,655         (992)
Transfers for policy loans                               (198)          (251)      (11,258)      (10,171)          --
Contract charges                                       (5,491)        (4,946)       (7,559)      (45,011)          (2)
Contract terminations:
    Surrender benefits                                (77,018)       (27,150)     (770,184)   (1,285,142)        (378)
    Death benefits                                     (5,162)       (15,543)     (100,020)     (173,736)          --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    2,353,011      1,789,573    15,833,250    40,251,727      115,294
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    51

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      AC VP        AC VP         AC VP          AC VP          AC VP
                                                      INTL,        INTL,     MID CAP VAL,      ULTRA,          VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  CL I         CL II         CL II          CL II          CL I
 OPERATIONS
Investment income (loss) -- net                    $   (5,222)  $  (22,784)   $    21,154   $    (95,200)  $    193,482
Net realized gain (loss) on sales of investments      139,489      489,223         (4,792)     1,819,966      1,695,069
Distributions from capital gains                           --           --          6,576             --      3,215,016
Net change in unrealized appreciation or
  depreciation of investments                         200,155      453,863     (1,955,618)       312,636     (6,739,040)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     334,422      920,302     (1,932,680)     2,037,402     (1,635,473)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             30,787      155,618      6,080,226      5,051,390        538,664
Net transfers(1)                                      (67,385)     347,406     13,814,259    (17,021,317)    (1,547,240)
Transfers for policy loans                             (1,279)      (4,838)          (208)        (1,395)        33,867
Adjustments to net assets allocated to contracts
  in payment period                                        --          (20)            --             --        (18,597)
Contract charges                                         (415)      (2,683)       (27,547)       (31,733)       (12,770)
Contract terminations:
    Surrender benefits                               (106,873)    (553,929)       (77,900)      (111,875)   (11,488,893)
    Death benefits                                    (31,660)    (110,661)        (3,829)       (77,356)      (238,560)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (176,825)    (169,107)    19,785,001    (12,192,286)   (12,733,529)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,045,399    5,575,723        327,627     13,003,540     41,528,779
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,202,996   $6,326,918    $18,179,948   $  2,848,656   $ 27,159,777
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              1,995,226    3,778,443        280,713     12,682,006     16,509,010
Contract purchase payments                             27,496       97,512      5,018,710      4,543,606        214,947
Net transfers(1)                                      (59,334)     148,833     12,222,881    (14,701,634)      (661,719)
Transfers for policy loans                             (1,147)      (3,296)          (162)        (1,227)        12,862
Contract charges                                         (366)      (1,637)       (26,036)       (30,603)        (4,969)
Contract terminations:
    Surrender benefits                                (95,141)    (300,721)       (70,338)      (103,671)    (4,323,654)
    Death benefits                                    (29,327)     (67,334)        (3,583)       (70,755)      (110,817)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    1,837,407    3,651,800     17,422,185      2,317,722     11,635,660
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 52    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                  --------------------------------------------------------------------
                                                     AC VP        CALVERT       COL            COL         COL MARSICO
                                                      VAL,          VS       HI YIELD,    MARSICO GRO,     INTL OPP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 CL II      SOCIAL BAL     VS CL B       VS CL A         VS CL B
 OPERATIONS
Investment income (loss) -- net                   $   187,440   $   61,857   $  270,732    $  (351,669)   $    (72,699)
Net realized gain (loss) on sales of investments      318,072       56,833       27,828        473,244       1,572,619
Distributions from capital gains                    2,828,038      226,472           --             --         628,030
Net change in unrealized appreciation or
  depreciation of investments                      (5,418,201)    (269,143)    (258,541)     5,921,866        (249,673)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                  (2,084,651)      76,019       40,019      6,043,441       1,878,277
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          3,107,708      139,994    1,210,190     21,959,122       3,717,473
Net transfers(1)                                   (1,821,374)    (117,076)    (616,483)    10,948,208     (10,489,035)
Transfers for policy loans                             (3,047)     (14,104)      (1,780)        (2,464)           (966)
Adjustments to net assets allocated to contracts
  in payment period                                    (4,515)          --           --             --          (1,137)
Contract charges                                      (15,123)      (2,570)      (8,347)      (118,326)        (21,453)
Contract terminations:
    Surrender benefits                             (1,929,170)     (84,588)    (201,671)      (623,396)       (147,092)
    Death benefits                                   (465,687)     (18,761)     (58,735)      (213,010)       (101,976)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,131,208)     (97,105)     323,174     31,950,134      (7,044,186)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    34,373,907    4,052,475    5,824,445     22,717,595      11,237,489
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $31,158,048   $4,031,389   $6,187,638    $60,711,170    $  6,071,580
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             21,607,280    3,695,131    5,435,014     21,576,988      10,130,232
Contract purchase payments                          2,431,867      122,639    1,111,816     18,194,736       3,033,086
Net transfers(1)                                   (1,020,891)     (94,850)    (571,883)     9,630,816      (8,285,948)
Transfers for policy loans                             (1,742)     (12,535)      (1,619)        (2,319)           (750)
Contract charges                                       (9,380)      (2,214)      (7,728)      (101,911)        (19,270)
Contract terminations:
    Surrender benefits                             (1,171,396)     (75,136)    (185,522)      (538,676)       (123,613)
    Death benefits                                   (290,750)     (17,357)     (54,010)      (187,974)        (88,028)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   21,544,988    3,615,678    5,726,068     48,571,660       4,645,709
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    53

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                       -------------------------------------------------------------
                                                            CS            CS           CS       DREY VIF    DREY VIF
                                                         COMMODITY     U.S. EQ      U.S. EQ     INTL EQ,   INTL VAL,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                      RETURN       FLEX III      FLEX I       SERV        SERV
 OPERATIONS
Investment income (loss) -- net                        $    230,596   $  (3,451)  $  (185,209)  $   (169)   $     82
Net realized gain (loss) on sales of investments            367,976      46,427        (5,930)       658        (137)
Distributions from capital gains                                 --          --            --         --      10,936
Net change in unrealized appreciation or depreciation
  of investments                                            361,230      (1,319)      141,156     20,126     (11,189)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                959,802      41,657       (49,983)    20,615        (308)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                3,416,724      21,056       377,659    120,933      88,334
Net transfers(1)                                        (10,206,579)   (134,975)   (1,498,023)    39,743       7,745
Transfers for policy loans                                     (314)         31        29,035         --          --
Adjustments to net assets allocated to contracts in
  payment period                                                 --          --        (6,378)        --          --
Contract charges                                            (20,673)       (180)       (5,982)       (36)        (51)
Contract terminations:
    Surrender benefits                                     (154,704)    (52,188)   (5,196,412)      (274)       (169)
    Death benefits                                          (78,474)         --       (69,639)        --          --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (7,044,020)   (166,256)   (6,369,740)   160,366      95,859
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           8,819,540     472,785    17,607,408     69,881      45,000
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  2,735,322   $ 348,186   $11,187,685   $250,862    $140,551
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    9,027,363     557,491    13,914,708     59,787      38,739
Contract purchase payments                                3,382,033      23,066       291,638     95,716      73,500
Net transfers(1)                                         (9,750,325)   (152,458)   (1,155,996)    31,010       6,258
Transfers for policy loans                                     (255)         35        22,703         --          --
Contract charges                                            (20,686)       (197)       (4,628)       (27)        (42)
Contract terminations:
    Surrender benefits                                     (148,280)    (56,420)   (3,984,014)       (65)         --
    Death benefits                                          (77,068)         --       (55,543)        --          --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          2,412,782     371,517     9,028,868    186,421     118,455
--------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 54    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                      EV VT           EG VA         EG VA        FID VIP       FID VIP
                                                  FLOATING-RATE    FUNDAMENTAL    INTL EQ,     CONTRAFUND,    GRO & INC,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   INC        LG CAP, CL 2      CL 2        SERV CL 2      SERV CL
 OPERATIONS
Investment income (loss) -- net                    $ 1,510,397     $   (2,327)   $   53,475   $    (28,956)  $    51,624
Net realized gain (loss) on sales of investments      (160,681)       176,543       231,698      1,191,312       262,989
Distributions from capital gains                            --        256,680       329,907     18,517,709       272,329
Net change in unrealized appreciation or
  depreciation of investments                       (1,253,995)      (198,276)      (32,076)   (10,310,716)       97,085
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       95,721        232,620       583,004      9,369,349       684,027
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          13,905,334        153,871       280,668     30,688,669       139,772
Net transfers(1)                                    (3,376,869)      (214,506)     (937,216)    (2,611,049)     (918,842)
Transfers for policy loans                                (843)        (7,583)           --         (6,977)        1,582
Adjustments to net assets allocated to contracts
  in payment period                                         --             --            --             --          (863)
Contract charges                                       (75,687)        (1,433)       (3,420)      (165,492)       (1,616)
Contract terminations:
    Surrender benefits                                (718,234)      (370,410)     (126,727)    (1,111,269)     (241,595)
    Death benefits                                    (246,636)        (2,047)      (58,942)      (342,344)           --
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       9,487,065       (442,108)     (845,637)    26,451,538    (1,021,562)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     21,263,573      3,328,522     4,543,721     41,946,568     6,566,659
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $30,846,359     $3,119,034    $4,281,088   $ 77,767,455   $ 6,229,124
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              20,695,390      2,816,812     3,120,723     39,655,948     6,020,736
Contract purchase payments                          13,424,356        121,158       207,492     25,638,336       119,927
Net transfers(1)                                    (3,255,861)      (180,159)     (586,880)    (1,586,303)     (792,173)
Transfers for policy loans                                (823)        (6,031)           --         (6,115)        1,353
Contract charges                                       (72,824)        (1,102)       (2,156)      (143,665)       (1,399)
Contract terminations:
    Surrender benefits                                (688,107)      (263,049)      (79,693)      (975,956)     (206,292)
    Death benefits                                    (236,100)        (1,726)      (37,126)      (302,297)           --
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    29,866,031      2,485,903     2,622,360     62,279,948     5,142,152
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    55

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                    ------------------------------------------------------------------
                                                      FID VIP       FID VIP       FID VIP       FID VIP      FID VIP
                                                     GRO & INC,     MID CAP,      MID CAP,     OVERSEAS,    OVERSEAS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)                 SERV CL 2      SERV CL      SERV CL 2      SERV CL     SERV CL 2
 OPERATIONS
Investment income (loss) -- net                     $   162,193   $   (18,205)  $  (338,615)  $   64,599   $   404,398
Net realized gain (loss) on sales of investments      1,578,744       671,002     2,134,872      208,619     1,194,209
Distributions from capital gains                      1,385,376     1,107,397     7,229,297      197,046     1,275,960
Net change in unrealized appreciation or
  depreciation of investments                           267,970      (121,166)    1,796,635      (38,118)       70,814
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     3,394,283     1,639,028    10,822,189      432,146     2,945,381
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              928,809       264,366    14,672,358      100,999     1,301,098
Net transfers(1)                                     (4,713,254)   (1,130,693)   (3,040,380)    (167,965)       31,167
Transfers for policy loans                               (5,515)       (7,085)      (18,818)        (619)      (13,062)
Adjustments to net assets allocated to contracts
  in payment period                                      (8,430)       (1,811)       (1,710)          --          (382)
Contract charges                                        (14,094)       (3,047)      (94,680)        (542)       (7,136)
Contract terminations:
    Surrender benefits                               (2,462,638)     (495,155)   (4,545,720)    (346,703)   (1,646,336)
    Death benefits                                     (151,342)      (26,731)     (297,356)          --       (29,824)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (6,426,464)   (1,400,156)    6,673,694     (414,830)     (364,475)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      33,068,468    11,782,370    74,333,569    2,830,436    18,398,495
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $30,036,287   $12,021,242   $91,829,452   $2,847,752   $20,979,401
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               25,535,126     6,194,409    37,996,988    2,274,263    11,138,271
Contract purchase payments                              658,108       127,198    11,157,711       71,287       934,454
Net transfers(1)                                     (3,377,338)     (549,501)     (888,137)    (120,149)       36,001
Transfers for policy loans                               (4,462)       (3,430)       (8,953)        (451)       (7,540)
Contract charges                                        (10,133)       (1,479)      (47,911)        (400)       (3,913)
Contract terminations:
    Surrender benefits                               (1,752,704)     (234,812)   (2,014,466)    (254,361)     (865,638)
    Death benefits                                     (111,960)      (12,668)     (152,906)          --       (16,855)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     20,936,637     5,519,717    46,042,326    1,970,189    11,214,780
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 56    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                              -------------------------------------------------------------------------
                                                  FTVIPT          FTVIPT          FTVIPT          FTVIPT        FTVIPT
                                               FRANK GLOBAL    FRANK SM CAP   MUTUAL SHARES   TEMP DEV MKTS    TEMP FOR
YEAR ENDED DEC. 31, 2007 (CONTINUED)          REAL EST, CL 2     VAL, CL 2      SEC, CL 2       SEC, CL 1     SEC, CL 2
 OPERATIONS
Investment income (loss) -- net                $    539,352     $   (54,204)   $   162,681     $   245,116    $   8,338
Net realized gain (loss) on sales of
  investments                                     1,345,700         999,126        882,274       3,781,551      106,172
Distributions from capital gains                  2,425,198       1,666,334      1,067,681       1,451,113       34,688
Net change in unrealized appreciation or
  depreciation of investments                   (11,966,980)     (3,342,847)    (1,512,022)       (947,959)     (41,809)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      (7,656,730)       (731,591)       600,614       4,529,821      107,389
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        2,300,029       2,220,171      4,119,682         224,834       19,034
Net transfers(1)                                 (9,464,083)     (2,355,716)     1,798,201        (655,055)    (145,476)
Transfers for policy loans                          (13,420)         (9,503)       (10,282)         22,891          140
Adjustments to net assets allocated to
  contracts in payment period                        (3,318)             --             --          (4,664)          --
Contract charges                                    (15,809)         (9,325)       (15,039)         (7,206)         (96)
Contract terminations:
    Surrender benefits                           (2,289,344)     (1,343,009)    (1,871,401)     (6,858,759)     (52,128)
    Death benefits                                 (224,377)       (120,139)      (276,184)       (133,649)          --
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                   (9,710,322)     (1,617,521)     3,744,977      (7,411,608)    (178,526)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  40,603,958      23,422,942     26,781,352      19,939,075      850,742
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $ 23,236,906     $21,073,830    $31,126,943     $17,057,288    $ 779,605
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           15,867,035      11,113,299     17,584,648      13,247,751      500,362
Contract purchase payments                        1,567,343       1,650,582      3,284,309         136,470       10,720
Net transfers(1)                                 (4,437,281)     (1,150,916)     1,198,241        (400,274)     (82,818)
Transfers for policy loans                           (4,927)         (4,213)        (7,009)         13,620           72
Contract charges                                     (6,746)         (4,353)        (9,445)         (4,315)         (52)
Contract terminations:
    Surrender benefits                             (948,841)       (609,934)    (1,139,032)     (4,021,432)     (28,134)
    Death benefits                                  (94,455)        (58,557)      (180,519)        (91,959)          --
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 11,942,128      10,935,908     20,731,193       8,879,861      400,150
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    57

STATEMENTS OF CHANGES IN NET ASSETS



                                                                    SEGREGATED ASSET SUBACCOUNTS
                                              ------------------------------------------------------------------------
                                                 GS VIT          GS VIT          GS VIT      JANUS ASPEN   JANUS ASPEN
                                              MID CAP VAL,   STRUCTD SM CAP   STRUCTD U.S.      GLOBAL      OVERSEAS,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              INST          EQ, INST        EQ, INST      TECH, SERV       SERV
 OPERATIONS
Investment income (loss) -- net                $   (85,594)    $   (4,348)     $    22,250    $   (6,586)  $   (71,287)
Net realized gain (loss) on sales of
  investments                                    1,270,017         37,754          860,209        52,148     1,098,624
Distributions from capital gains                 6,414,035         77,246        1,456,146            --            --
Net change in unrealized appreciation or
  depreciation of investments                   (6,213,621)      (251,169)      (2,773,063)      182,279     2,897,519
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      1,384,837       (140,517)        (434,458)      227,841     3,924,856
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                       1,407,687         42,540          980,251        55,375       357,362
Net transfers(1)                                (6,585,851)      (139,327)      (2,946,889)      117,691     1,577,073
Transfers for policy loans                         (19,242)            --          (12,241)        1,179        (5,827)
Adjustments to net assets allocated to
  contracts in payment period                       (3,235)            --             (724)           --            --
Contract charges                                   (31,941)          (266)         (32,498)         (450)       (5,128)
Contract terminations:
    Surrender benefits                          (2,616,802)       (66,721)        (953,608)      (92,933)     (755,698)
    Death benefits                                (278,335)       (14,264)         (79,782)           --      (143,793)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  (8,127,719)      (178,038)      (3,045,491)       80,862     1,023,989
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 49,688,910      1,004,600       22,049,649     1,084,686    14,155,619
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $42,946,028     $  686,045      $18,569,700    $1,393,389   $19,104,464
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          21,390,716        612,415       19,773,123     2,334,486     9,436,384
Contract purchase payments                         585,242         28,445          856,334       114,103       213,288
Net transfers(1)                                (2,727,250)       (83,299)      (2,645,959)      249,196       877,156
Transfers for policy loans                          (8,059)            --          (10,000)        2,391        (3,258)
Contract charges                                   (13,363)          (167)         (28,215)         (906)       (2,858)
Contract terminations:
    Surrender benefits                          (1,094,329)       (41,335)        (816,188)     (188,597)     (421,806)
    Death benefits                                (113,301)       (10,559)         (64,206)           --       (77,932)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                18,019,656        505,500       17,064,889     2,510,673    10,020,974
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 58    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                     SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------
                                               JANUS ASPEN   JANUS ASPEN      LAZARD       LM PTNRS           MFS
                                                  JANUS,     ENTERPRISE,   RETIRE INTL    VAR SM CAP    INV GRO STOCK,
PERIOD ENDED DEC. 31, 2007 (CONTINUED)           SERV(2)         SERV        EQ, SERV    GRO, CL I(3)       SERV CL
 OPERATIONS
Investment income (loss) -- net                $   (62,325)   $   (9,980)  $   145,263     $ (2,797)      $   (68,166)
Net realized gain (loss) on sales of
  investments                                       13,591        59,616       643,487        1,484           416,855
Distributions from capital gains                        --         6,454     1,606,324       32,916                --
Net change in unrealized appreciation or
  depreciation of investments                    1,080,983       173,716    (1,473,191)     (23,398)          512,172
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      1,032,249       229,806       921,883        8,205           860,861
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      15,327,085        37,418       171,073      124,513           367,345
Net transfers(1)                                35,918,504       (62,510)   (1,714,325)     348,735        (1,742,077)
Transfers for policy loans                            (590)       (5,429)        1,076           --            (3,757)
Adjustments to net assets allocated to
  contracts in payment period                           --          (898)       (6,449)          --                --
Contract charges                                   (82,567)         (577)       (3,335)         (33)           (3,397)
Contract terminations:
    Surrender benefits                            (191,404)     (130,471)     (509,416)      (1,294)         (564,072)
    Death benefits                                 (10,038)           --       (32,768)          --           (52,276)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  50,960,990      (162,467)   (2,094,144)     471,921        (1,998,234)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         --     1,215,433    10,349,210           --         9,318,844
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $51,993,239    $1,282,772   $ 9,176,949     $480,126       $ 8,181,471
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --     2,073,850     7,603,412           --        13,195,108
Contract purchase payments                      14,805,044        57,950       117,684      123,345           433,510
Net transfers(1)                                34,578,974      (106,067)   (1,191,717)     349,404        (2,344,711)
Transfers for policy loans                            (568)       (7,690)          805           --            (5,108)
Contract charges                                   (79,205)         (880)       (2,326)         (33)           (4,403)
Contract terminations:
    Surrender benefits                            (181,963)     (205,193)     (337,615)      (1,241)         (710,863)
    Death benefits                                  (9,616)           --       (24,922)          --           (73,115)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                49,112,666     1,811,970     6,165,321      471,475        10,490,418
----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    59

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                    MFS            MFS            MFS          NB AMT          NB AMT
                                                  NEW DIS,    TOTAL RETURN,    UTILITIES,      INTL,      SOC RESPONSIVE,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              SERV CL        SERV CL        SERV CL         CL S            CL S
 OPERATIONS
Investment income (loss) -- net                 $   (58,505)    $   63,639    $   (12,747)  $   187,283       $ (2,886)
Net realized gain (loss) on sales of
  investments                                       303,422         33,861      1,176,614       189,206          3,205
Distributions from capital gains                    498,242        114,734      1,181,030     1,180,600          1,060
Net change in unrealized appreciation or
  depreciation of investments                      (592,971)       (81,513)     1,538,896    (1,586,321)        14,497
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         150,188        130,721      3,883,793       (29,232)        15,876
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          216,530        824,688      1,774,185     9,448,475         43,709
Net transfers(1)                                   (933,570)       682,714       (585,714)      622,310         49,205
Transfers for policy loans                           (6,035)         2,459          1,474        (1,034)            --
Adjustments to net assets allocated to
  contracts in payment period                            --             --             --            --             --
Contract charges                                     (2,650)        (3,081)        (8,001)      (55,097)          (173)
Contract terminations:
    Surrender benefits                             (426,027)      (186,162)      (978,203)     (159,450)        (5,207)
    Death benefits                                       --        (50,448)       (71,713)      (79,299)            --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions   (1,151,752)     1,270,170        132,028     9,775,905         87,534
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   7,048,002      4,424,910     14,492,559    10,638,268        238,795
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 6,046,438     $5,825,801    $18,508,380   $20,384,941       $342,205
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            7,301,568      3,849,459      7,955,986     9,755,894        203,743
Contract purchase payments                          211,623        722,163      1,212,351     7,624,385         34,901
Net transfers(1)                                   (904,278)       580,365       (112,368)      540,128         40,277
Transfers for policy loans                           (6,324)         2,071            569          (861)            --
Contract charges                                     (2,509)        (2,599)        (3,744)      (48,514)          (138)
Contract terminations:
    Surrender benefits                             (393,015)      (155,437)      (455,432)     (138,461)        (4,083)
    Death benefits                                       --        (41,432)       (35,213)      (67,174)            --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  6,207,065      4,954,590      8,562,149    17,665,397        274,700
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 60    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                -------------------------------------------------------------------------
                                                   OPPEN           OPPEN            OPPEN         OPPEN         PIMCO
                                                 GLOBAL SEC   MAIN ST SM CAP   STRATEGIC BOND      VAL     VIT ALL ASSET,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              VA, SERV       VA, SERV         VA, SERV      VA, SERV     ADVISOR CL
 OPERATIONS
Investment income (loss) -- net                 $    25,118     $  (35,091)     $  1,337,367    $ (2,273)    $ 3,387,381
Net realized gain (loss) on sales of
  investments                                       227,783         65,800           165,968         220         133,263
Distributions from capital gains                    548,862        138,195                --      27,258              --
Net change in unrealized appreciation or
  depreciation of investments                      (248,835)      (358,639)        5,816,612     (40,209)       (210,237)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         552,928       (189,735)        7,319,947     (15,004)      3,310,407
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        1,764,645        743,354        32,357,806     685,422      27,748,097
Net transfers(1)                                   (340,021)       858,150        34,380,466      39,150      (4,520,853)
Transfers for policy loans                              971             36             7,487          --          (3,242)
Adjustments to net assets allocated to
  contracts in payment period                            --             --            (4,932)         --              --
Contract charges                                     (4,631)        (1,682)         (182,215)        (29)       (161,765)
Contract terminations:
    Surrender benefits                             (387,200)      (240,853)       (2,741,335)     (8,195)       (546,311)
    Death benefits                                  (75,521)       (63,598)         (676,537)         --        (418,645)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      958,243      1,295,407        63,140,740     716,348      22,097,281
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  10,525,497      3,564,937        54,689,406      57,820      32,573,837
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $12,036,668     $4,670,609      $125,150,093    $759,164     $57,981,525
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            7,586,926      2,781,711        49,884,670      53,875      31,227,407
Contract purchase payments                        1,379,168        600,134        29,211,246     597,600      25,748,569
Net transfers(1)                                   (205,224)       637,493        30,248,746      33,131      (4,110,646)
Transfers for policy loans                              642             51             6,067          --          (3,047)
Contract charges                                     (3,178)        (1,277)         (158,941)        (26)       (149,531)
Contract terminations:
    Surrender benefits                             (269,058)      (177,246)       (2,382,870)     (6,863)       (506,558)
    Death benefits                                  (50,535)       (46,520)         (605,321)         --        (391,373)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  8,438,741      3,794,346       106,203,597     677,717      51,814,821
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    61

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                               -----------------------------------------------------------------------------
                                                 PIONEER        PIONEER            PUT VT           PUT VT         PUT VT
                                               EQ INC VCT,   INTL VAL VCT,   GLOBAL HLTH CARE,     INTL EQ,    INTL NEW OPP,
YEAR ENDED DEC. 31, 2007 (CONTINUED)              CL II          CL II             CL IB            CL IB          CL IB
 OPERATIONS
Investment income (loss) -- net                 $  115,080     $   (5,716)       $   (1,738)     $   162,800     $     (381)
Net realized gain (loss) on sales of
  investments                                      318,524         54,400           124,319          492,216        192,161
Distributions from capital gains                   252,315         11,600                --        1,000,000             --
Net change in unrealized appreciation or
  depreciation of investments                     (710,580)        81,867          (142,212)      (1,055,286)        58,830
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        (24,661)       142,151           (19,631)         599,730        250,610
----------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                         208,226          7,212           149,135          185,174         61,388
Net transfers(1)                                  (181,706)      (475,739)         (712,042)        (523,260)      (222,566)
Transfers for policy loans                            (785)            --              (310)           4,019         (7,671)
Adjustments to net assets allocated to
  contracts in payment period                       (1,634)            --                --             (534)            --
Contract charges                                    (4,149)          (386)           (1,849)          (3,782)          (679)
Contract terminations:
    Surrender benefits                            (393,234)       (53,736)         (130,098)        (543,227)      (134,824)
    Death benefits                                (169,468)            --           (18,152)         (48,285)       (38,793)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (542,750)      (522,649)         (713,316)        (929,895)      (343,145)
----------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  7,895,921      1,231,432         3,345,061        7,918,217      2,141,400
----------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $7,328,510     $  850,934        $2,612,114      $ 7,588,052     $2,048,865
----------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year           5,346,853      1,222,970         2,895,365        4,788,525      1,999,690
Contract purchase payments                         134,967          6,633           124,314          102,912         52,439
Net transfers(1)                                  (120,803)      (426,554)         (586,096)        (311,821)      (191,361)
Transfers for policy loans                            (605)            --              (279)           2,090         (6,146)
Contract charges                                    (2,659)          (361)           (1,529)          (2,116)          (579)
Contract terminations:
    Surrender benefits                            (237,899)       (50,167)         (104,718)        (290,660)      (115,306)
    Death benefits                                (116,865)            --           (14,364)         (29,000)       (34,485)
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 5,002,989        752,521         2,312,693        4,259,930      1,704,252
----------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 62    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                      PUT VT       PUT VT        ROYCE           RVS             RVS
                                                     NEW OPP,      VISTA,     MICRO-CAP,       PTNRS VP       PTNRS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  CL IA         CL IB      INVEST CL   FUNDAMENTAL VAL   SELECT VAL
 OPERATIONS
Investment income (loss) -- net                    $  (164,978)  $  (21,978)  $   17,924     $    25,047      $  2,096
Net realized gain (loss) on sales of investments      (879,827)      58,666      214,093       1,046,602        19,093
Distributions from capital gains                            --           --      272,775          77,561        92,203
Net change in unrealized appreciation or
  depreciation of investments                        1,847,017       46,902     (395,384)        (65,347)      (78,907)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      802,212       83,590      109,408       1,083,863        34,485
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             423,794       91,429       50,979      20,366,602       160,288
Net transfers(1)                                      (811,177)    (260,368)    (425,811)     (6,428,058)      (12,174)
Transfers for policy loans                              36,975        1,425         (347)         (2,371)       (1,700)
Adjustments to net assets allocated to contracts
  in payment period                                     (3,109)          --           --              --            --
Contract charges                                       (10,913)      (1,358)        (812)       (121,030)         (437)
Contract terminations:
    Surrender benefits                              (4,908,186)    (135,176)    (157,610)       (414,730)      (27,467)
    Death benefits                                     (63,383)      (6,856)      (2,137)       (253,455)       (6,076)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (5,335,999)    (310,904)    (535,738)     13,146,958       112,434
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     17,240,805    2,663,603    3,611,302      26,373,645       724,923
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $12,707,018   $2,436,289   $3,184,972     $40,604,466      $871,842
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              12,653,469    4,058,541    1,483,612      24,070,246       606,959
Contract purchase payments                             299,269      131,620       20,070      17,749,582       131,575
Net transfers(1)                                      (572,165)    (400,463)    (171,390)     (5,368,132)      (10,654)
Transfers for policy loans                              26,230        1,995         (138)         (2,101)       (1,355)
Contract charges                                        (7,705)      (1,990)        (319)       (107,337)         (343)
Contract terminations:
    Surrender benefits                              (3,448,998)    (170,566)     (61,266)       (365,927)      (20,840)
    Death benefits                                     (43,831)     (10,357)        (839)       (221,928)       (4,715)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     8,906,269    3,608,780    1,269,730      35,754,403       700,627
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    63

STATEMENTS OF CHANGES IN NET ASSETS



                                                                        SEGREGATED ASSET SUBACCOUNTS
                                                   ---------------------------------------------------------------------
                                                    RVS PTNRS
                                                    VP SM CAP       RVS VP        RVS VP        RVS VP         RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)                   VAL           BAL        CASH MGMT      DIV BOND      DIV EQ INC
 OPERATIONS
Investment income (loss) -- net                    $    (1,670)  $   392,814   $ 1,869,481   $  6,085,844   $    874,749
Net realized gain (loss) on sales of investments       398,830      (396,017)         (729)       (90,486)     2,368,675
Distributions from capital gains                       963,280       511,078            --             --      1,608,041
Net change in unrealized appreciation or
  depreciation of investments                       (5,853,131)     (313,030)      (11,516)     1,136,289      3,186,185
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (4,492,691)      194,845     1,857,236      7,131,647      8,037,650
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          15,055,061       773,482    19,157,495     64,657,670     32,477,323
Net transfers(1)                                    16,442,162     2,055,385     2,321,270     23,588,366     (1,213,411)
Transfers for policy loans                              (8,771)       35,863        48,603         (8,835)       (30,245)
Adjustments to net assets allocated to contracts
  in payment period                                         --       (31,344)       (1,461)       (17,988)        (3,074)
Contract charges                                      (103,925)      (12,889)      (23,283)      (399,676)      (190,306)
Contract terminations:
    Surrender benefits                              (1,252,959)   (5,975,617)   (6,981,771)   (10,105,767)    (4,948,436)
    Death benefits                                    (176,060)     (230,073)     (250,675)    (1,492,950)      (691,252)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      29,955,508    (3,385,193)   14,270,178     76,220,820     25,400,599
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     28,881,979    24,280,692    41,385,609    120,155,953    108,302,108
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $54,344,796   $21,090,344   $57,513,023   $203,508,420   $141,740,357
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              16,173,946    15,339,617    37,748,198     98,053,506     63,429,084
Contract purchase payments                          12,522,241       608,450    18,285,264     60,875,534     25,876,979
Net transfers(1)                                    11,275,630     1,576,569     1,056,781     20,005,180       (542,329)
Transfers for policy loans                              (4,983)       19,583        40,991         (8,037)       (17,073)
Contract charges                                       (65,321)       (8,258)      (20,807)      (332,490)      (110,453)
Contract terminations:
    Surrender benefits                                (672,939)   (3,476,081)   (6,016,021)    (7,728,897)    (2,536,518)
    Death benefits                                     (99,959)     (135,015)     (228,723)    (1,263,551)      (412,634)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    39,128,615    13,924,865    50,865,683    169,601,245     85,687,056
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 64    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                               --------------------------------------------------------------------------
                                                                  RVS VP
                                                  RVS VP     GLOBAL INFLATION      SEL VP         RVS VP         RVS VP
YEAR ENDED DEC. 31, 2007 (CONTINUED)           GLOBAL BOND       PROT SEC           GRO       HI YIELD BOND     INC OPP
 OPERATIONS
Investment income (loss) -- net                $ 1,498,478      $   527,059     $    20,723    $  3,420,195   $ 1,878,105
Net realized gain (loss) on sales of
  investments                                      171,304         (119,034)        427,940        (291,999)      (71,647)
Distributions from capital gains                        --               --              --              --        69,007
Net change in unrealized appreciation or
  depreciation of investments                    2,221,533        2,023,793         (97,502)     (2,499,203)   (1,571,481)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      3,891,315        2,431,818         351,161         628,993       303,984
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                      20,053,727       16,512,083       1,940,936       2,351,625    17,249,978
Net transfers(1)                                12,464,573       (7,577,744)     (1,450,483)     (4,561,698)   (2,792,886)
Transfers for policy loans                         (15,053)             482          (5,973)        (12,090)       (1,826)
Adjustments to net assets allocated to
  contracts in payment period                       (2,996)              --          (2,501)        (11,807)           --
Contract charges                                  (127,536)        (124,781)        (13,199)        (19,478)     (106,663)
Contract terminations:
    Surrender benefits                          (3,696,840)        (595,816)       (876,502)     (7,494,773)     (385,524)
    Death benefits                                (459,808)        (444,604)       (106,732)       (465,420)     (303,439)
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                  28,216,067        7,769,620        (514,454)    (10,213,641)   13,659,640
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                 40,455,808       30,496,445      14,184,001      57,027,631    23,358,384
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                      $72,563,190      $40,697,883     $14,020,708    $ 47,442,983   $37,322,008
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year          29,948,472       29,550,899      21,492,679      39,730,964    21,475,897
Contract purchase payments                      18,686,544       16,046,922       1,947,095       1,947,260    15,975,621
Net transfers(1)                                 9,996,026       (7,400,539)     (2,015,368)     (3,082,400)   (2,608,668)
Transfers for policy loans                         (10,543)             445          (6,124)         (8,156)       (1,678)
Contract charges                                   (97,190)        (117,652)        (18,801)        (13,388)      (95,927)
Contract terminations:
    Surrender benefits                          (2,591,097)        (567,471)     (1,119,352)     (4,968,176)     (347,235)
    Death benefits                                (351,836)        (431,887)       (133,457)       (329,547)     (274,525)
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                55,580,376       37,080,717      20,146,672      33,276,557    34,123,485
-------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    65

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                   --------------------------------------------------------------------
                                                        RVS           SEL          RVS            RVS           RVS
                                                        VP         VP LG CAP    VP MID CAP    VP MID CAP       VP S&P
YEAR ENDED DEC. 31, 2007 (CONTINUED)                  DYN EQ          VAL          GRO            VAL           500
 OPERATIONS
Investment income (loss) -- net                    $    150,455   $    2,608   $  (100,942)  $    (44,239)  $   135,713
Net realized gain (loss) on sales of investments      1,991,717       19,402       140,563      3,030,978       761,353
Distributions from capital gains                        387,546       34,735        95,619        219,863       136,832
Net change in unrealized appreciation or
  depreciation of investments                          (885,264)     (61,092)    1,010,123          5,526      (274,909)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     1,644,454       (4,347)    1,145,363      3,212,128       758,989
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            2,152,108       62,443       372,017     10,038,646       744,302
Net transfers(1)                                     (5,463,779)    (155,211)     (231,659)   (15,643,552)     (789,070)
Transfers for policy loans                               59,004        1,585         9,992         (1,579)      (10,764)
Adjustments to net assets allocated to contracts
  in payment period                                     (58,188)          --        (7,029)            --            --
Contract charges                                        (84,366)        (289)       (5,445)       (54,917)       (7,851)
Contract terminations:
    Surrender benefits                              (13,199,031)     (18,277)   (1,945,966)      (512,965)   (1,170,481)
    Death benefits                                     (703,187)          --       (21,908)      (126,590)     (113,879)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (17,297,439)    (109,749)   (1,829,998)    (6,300,957)   (1,347,743)
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      74,237,612      577,945     9,797,628     21,378,741    17,914,033
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 58,584,627    $ 463,849   $ 9,112,993   $ 18,289,912   $17,325,279
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               61,632,387      459,710     9,349,760     16,798,380    16,818,331
Contract purchase payments                            1,852,221       50,991       313,218      8,243,233       658,455
Net transfers(1)                                     (4,849,971)    (120,447)     (157,335)   (11,029,435)     (738,687)
Transfers for policy loans                               29,698        1,242        10,309         (1,426)      (10,474)
Contract charges                                        (74,325)        (224)       (4,587)       (38,253)       (7,101)
Contract terminations:
    Surrender benefits                               (8,870,501)     (14,104)   (1,808,045)      (355,926)     (969,367)
    Death benefits                                     (583,321)          --       (20,412)       (95,848)     (106,558)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     49,136,188      377,168     7,682,908     13,520,725    15,644,599
-----------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 66    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                  ----------------------------------------------------------------------
                                                                      SEL VP         THDL          THDL
                                                      RVS VP          SM CAP       VP EMER       VP INTL      THIRD AVE
YEAR ENDED DEC. 31, 2007 (CONTINUED)              SHORT DURATION       VAL           MKTS          OPP           VAL
 OPERATIONS
Investment income (loss) -- net                     $   711,203    $   (50,517)  $   (92,252)  $   (37,291)  $    88,020
Net realized gain (loss) on sales of investments        (88,870)        (4,335)    1,057,654     1,170,703       528,488
Distributions from capital gains                             --        389,840     1,161,102            --       428,628
Net change in unrealized appreciation or
  depreciation of investments                           296,208       (596,272)    6,594,540     1,653,479    (1,372,394)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       918,541       (261,284)    8,721,044     2,786,891      (327,258)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            1,125,448        229,085    10,219,518       636,677       104,272
Net transfers(1)                                       (496,510)    (1,582,081)    3,307,586       345,070      (908,237)
Transfers for policy loans                               (6,243)           228        (1,659)       14,297         1,079
Adjustments to net assets allocated to contracts
  in payment period                                          --         (3,232)       (1,302)       (9,414)           --
Contract charges                                         (8,765)        (3,343)      (66,023)       (9,583)       (1,323)
Contract terminations:
    Surrender benefits                               (1,852,042)      (503,268)     (687,587)   (5,858,636)     (318,217)
    Death benefits                                     (294,773)       (32,080)      (98,908)     (108,739)      (44,840)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (1,532,885)    (1,894,691)   12,671,625    (4,990,328)   (1,167,266)
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      22,444,365      7,714,555    18,237,624    25,880,614     7,461,363
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $21,830,021    $ 5,558,580   $39,630,293   $23,677,177   $ 5,966,839
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               19,192,139      5,144,062     8,234,414    19,225,668     3,083,348
Contract purchase payments                              996,866        155,222     6,600,503       467,204        41,730
Net transfers(1)                                       (395,793)    (1,024,542)    1,421,808       247,707      (363,780)
Transfers for policy loans                               (5,074)           (86)       (1,141)        8,306           429
Contract charges                                         (7,455)        (2,167)      (26,315)       (6,796)         (530)
Contract terminations:
    Surrender benefits                               (1,587,639)      (311,417)     (247,287)   (3,817,360)     (129,244)
    Death benefits                                     (246,508)       (22,456)      (49,993)      (80,025)      (18,377)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     17,946,536      3,938,616    15,931,989    16,044,704     2,613,576
------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    67

STATEMENTS OF CHANGES IN NET ASSETS



                                                                       SEGREGATED ASSET SUBACCOUNTS
                                                --------------------------------------------------------------------------
                                                  VANK LIT         VANK UIF         VANK UIF
                                                  COMSTOCK,    GLOBAL REAL EST,   MID CAP GRO,      WANGER        WANGER
YEAR ENDED DEC. 31, 2007 (CONTINUED)                CL II            CL II            CL II          INTL          USA
 OPERATIONS
Investment income (loss) -- net                 $    312,550      $    45,704      $   (56,401)  $   (34,267)  $  (561,176)
Net realized gain (loss) on sales of
  investments                                      1,283,147          520,052        1,107,951     3,400,485     2,322,569
Distributions from capital gains                   1,053,198           38,109          509,318     4,043,020     3,094,118
Net change in unrealized appreciation or
  depreciation of investments                     (3,909,563)      (1,897,606)        (175,515)      114,160    (2,752,292)
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (1,260,668)      (1,293,741)       1,385,353     7,523,398     2,103,219
--------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                        18,837,739        6,392,672        2,585,091     8,851,081     8,321,802
Net transfers(1)                                 (12,186,731)      (4,275,129)      (7,361,647)   (4,760,363)    2,034,633
Transfers for policy loans                            (5,825)          (1,273)             208        (6,074)      (27,442)
Adjustments to net assets allocated to
  contracts in payment period                             --               --               --        (1,188)       (3,453)
Contract charges                                    (152,765)         (34,927)         (15,436)      (62,257)      (56,558)
Contract terminations:
    Surrender benefits                              (902,209)        (205,370)        (102,663)   (2,819,304)   (3,556,674)
    Death benefits                                  (348,909)        (141,299)         (51,495)     (236,360)     (341,825)
--------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     5,241,300        1,734,674       (4,945,942)      965,535     6,370,483
--------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   43,434,510       10,496,882        6,776,920    47,199,345    57,469,310
--------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $ 47,415,142      $10,937,815      $ 3,216,331   $55,688,278   $65,943,012
--------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            36,137,650        8,515,562        6,540,261    26,910,810    31,695,344
Contract purchase payments                        16,202,441        4,973,867        2,136,773     6,273,574     6,416,486
Net transfers(1)                                  (9,751,907)      (3,438,820)      (5,942,250)   (2,636,626)    2,234,073
Transfers for policy loans                            (4,644)            (933)             226        (3,608)      (14,302)
Contract charges                                    (124,313)         (27,946)         (14,373)      (31,849)      (32,486)
Contract terminations:
    Surrender benefits                              (730,242)        (163,515)         (90,916)   (1,313,096)   (1,815,700)
    Death benefits                                  (284,039)        (112,418)         (44,327)     (127,430)     (178,549)
--------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  41,444,946        9,745,797        2,585,394    29,071,775    38,304,866
--------------------------------------------------------------------------------------------------------------------------





See accompanying notes to financial statements.



 68    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS



                                                                      SEGREGATED ASSET SUBACCOUNTS
                                                           --------------------------------------------------
                                                              WF ADV       WF ADV       WF ADV       WF ADV
                                                                VT           VT           VT           VT
YEAR ENDED DEC. 31, 2007 (CONTINUED)                       ASSET ALLOC    INTL CORE       OPP      SM CAP GRO
 OPERATIONS
Investment income (loss) -- net                             $   95,758   $  (18,814)  $  (10,287)  $  (52,030)
Net realized gain (loss) on sales of investments               131,275      104,940      120,888      211,382
Distributions from capital gains                               103,853      163,875      522,523      870,945
Net change in unrealized appreciation or depreciation of
  investments                                                  111,188        1,480     (413,268)    (449,052)
-------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   442,074      251,481      219,856      581,245
-------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                     200,105       36,215      187,842    1,228,672
Net transfers(1)                                               537,270     (100,013)    (485,199)   1,624,247
Transfers for policy loans                                     (17,343)        (227)         100        1,000
Adjustments to net assets allocated to contracts in
  payment period                                                    --       (1,816)          --           --
Contract charges                                                (4,343)        (569)      (1,373)      (2,147)
Contract terminations:
    Surrender benefits                                        (461,181)    (149,433)    (139,757)    (337,065)
    Death benefits                                            (154,988)      (1,358)        (225)     (56,783)
-------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  99,520     (217,201)    (438,612)   2,457,924
-------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                              6,567,012    2,214,326    3,664,231    4,360,996
-------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $7,108,606   $2,248,606   $3,445,475   $7,400,165
-------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                       5,081,043    1,689,379    2,682,621    3,509,379
Contract purchase payments                                     147,057       25,907      142,984      926,211
Net transfers(1)                                               410,994      (71,586)    (329,121)   1,202,157
Transfers for policy loans                                     (12,529)        (184)          51          798
Contract charges                                                (3,183)        (399)        (920)      (1,536)
Contract terminations:
    Surrender benefits                                        (334,163)    (104,381)     (89,833)    (225,904)
    Death benefits                                            (118,167)        (952)        (158)     (42,177)
-------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                             5,171,052    1,537,784    2,405,624    5,368,928
-------------------------------------------------------------------------------------------------------------





  (1) Includes transfer activity from (to) other subaccounts and transfers from
      (to) RiverSource Life of NY's fixed account.


  (2) For the period May 1, 2007 (commencement of operations) to Dec. 31, 2007.


  (3) For the period April 27, 2007 (commencement of operations) to Dec. 31,
      2007.



See accompanying notes to financial statements.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    69

NOTES TO FINANCIAL STATEMENTS



1.  ORGANIZATION


RiverSource of New York Variable Annuity Account (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a single unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.



The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.



RiverSource Retirement Advisor Variable Annuity(R) (RAVA)


RiverSource Retirement Advisor Advantage(R) Variable Annuity (RAVA Advantage)


RiverSource Retirement Advisor Select(R) Variable Annuity (RAVA Select)


RiverSource Retirement Advisor Advantage Plus(R) Variable Annuity (RAVA Advantage Plus)


RiverSource Retirement Advisor Select Plus(R) Variable Annuity (RAVA Select
Plus)


RiverSource Retirement Advisor 4 Advantage(R) Variable Annuity (RAVA 4
Advantage)


RiverSource Retirement Advisor 4 Select(R) Variable Annuity (RAVA 4 Select)


RiverSource Retirement Advisor 4 Access(R) Variable Annuity (RAVA 4 Access)


RiverSource(R) Flexible Portfolio Annuity (FPA)



The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding subaccount name are provided below.



SUBACCOUNT                         FUND
--------------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I             AIM V.I. Capital Appreciation Fund, Series I Shares
AIM VI Cap Appr, Ser II            AIM V.I. Capital Appreciation Fund, Series II Shares
AIM VI Cap Dev, Ser I              AIM V.I. Capital Development Fund, Series I Shares
AIM VI Cap Dev, Ser II             AIM V.I. Capital Development Fund, Series II Shares
AIM VI Core Eq, Ser I              AIM V.I. Core Equity Fund, Series I Shares
AIM VI Dyn, Ser I                  AIM V.I. Dynamics Fund, Series I Shares
AIM VI Fin Serv, Ser I             AIM V.I. Financial Services Fund, Series I Shares
AIM VI Fin Serv, Ser II            AIM V.I. Financial Services Fund, Series II Shares
AIM VI Global Hlth Care, Ser II    AIM V.I. Global Health Care Fund, Series II Shares
AIM VI Intl Gro, Ser II            AIM V.I. International Growth Fund, Series II Shares(1)
AIM VI Tech, Ser I                 AIM V.I. Technology Fund, Series I Shares
AB VPS Global Tech, Cl B           AllianceBernstein VPS Global Technology Portfolio (Class B)
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)(2),(3)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Intl, Cl I                   American Century VP International, Class I
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I(4)
AC VP Val, Cl II                   American Century VP Value, Class II
Calvert VS Social Bal              Calvert Variable Series, Inc. Social Balanced Portfolio
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B
Col Marsico Gro, VS Cl A           Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B      Columbia Marsico International Opportunities Fund, Variable Series, Class B
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
CS U.S. Eq Flex III                Credit Suisse Trust - U.S. Equity Flex III Portfolio
                                     (previously Credit Suisse Trust - Mid-Cap Core Portfolio)
CS U.S. Eq Flex I                  Credit Suisse Trust - U.S. Equity Flex I Portfolio
                                     (previously Credit Suisse Trust - Small Cap Core I Portfolio)
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity Portfolio, Service
                                     Shares
Drey VIF Intl Val, Serv            Dreyfus Variable Investment Fund International Value Portfolio, Service
                                     Shares(2)
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
EG VA Fundamental Lg Cap, Cl 2     Evergreen VA Fundamental Large Cap Fund - Class 2
EG VA Intl Eq, Cl 2                Evergreen VA International Equity Fund - Class 2(5)
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro & Inc, Serv Cl         Fidelity(R) VIP Growth & Income Portfolio Service Class
Fid VIP Gro & Inc, Serv Cl 2       Fidelity(R) VIP Growth & Income Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl           Fidelity(R) VIP Mid Cap Portfolio Service Class
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
--------------------------------------------------------------------------------------------------------------



 70    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                         FUND
--------------------------------------------------------------------------------------------------------------
Fid VIP Overseas, Serv Cl          Fidelity(R) VIP Overseas Portfolio Service Class
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp Dev Mkts Sec, Cl 1     FTVIPT Templeton Developing Markets Securities Fund - Class 1(6)
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2(5)
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd Sm Cap Eq, Inst     Goldman Sachs VIT Structured Small Cap Equity Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Global Tech, Serv      Janus Aspen Series Global Technology Portfolio: Service Shares
Janus Aspen Overseas, Serv         Janus Aspen Series Overseas Portfolio: Service Shares
                                     (previously Janus Aspen Series International Growth Portfolio: Service
                                     Shares)
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
                                     (previously Janus Aspen Series Large Cap Growth Portfolio: Service
                                     Shares)
Janus Aspen Enterprise, Serv       Janus Aspen Series Enterprise Portfolio: Service Shares
                                     (previously Janus Aspen Series Mid Cap Growth Portfolio: Service Shares)
Lazard Retire Intl Eq, Serv        Lazard Retirement International Equity Portfolio - Service Shares(3)
LM Ptnrs Var Sm Cap Gro, Cl I      Legg Mason Partners Variable Small Cap Growth Portfolio, Class I
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class(7)
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
NB AMT Intl, Cl S                  Neuberger Berman Advisers Management Trust International Portfolio (Class
                                     S)
NB AMT Soc Responsive, Cl S        Neuberger Berman Advisers Management Trust Socially Responsive Portfolio
                                     (Class S)
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Strategic Bond VA, Serv      Oppenheimer Strategic Bond Fund/VA, Service Shares
Oppen Val VA, Serv                 Oppenheimer Value Fund/VA, Service Shares
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Pioneer Eq Inc VCT, Cl II          Pioneer Equity Income VCT Portfolio - Class II Shares(8)
Pioneer Intl Val VCT, Cl II        Pioneer International Value VCT Portfolio - Class II Shares(9)
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
                                     (previously Putnam VT Health Sciences Fund - Class IB Shares)
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT Intl New Opp, Cl IB         Putnam VT International New Opportunities Fund - Class IB Shares(1)
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
Royce Micro-Cap, Invest Cl         Royce Capital Fund - Micro-Cap Portfolio, Investment Class
Disc Asset Alloc, Aggr             RVST Disciplined Asset Allocation Portfolios - Aggressive
Disc Asset Alloc, Conserv          RVST Disciplined Asset Allocation Portfolios - Conservative
Disc Asset Alloc, Mod              RVST Disciplined Asset Allocation Portfolios - Moderate
Disc Asset Alloc, Mod Aggr         RVST Disciplined Asset Allocation Portfolios - Moderately Aggressive
Disc Asset Alloc, Mod Conserv      RVST Disciplined Asset Allocation Portfolios - Moderately Conservative
RVS Ptnrs VP Fundamental Val       RVST RiverSource Partners Variable Portfolio - Fundamental Value Fund
RVS Ptnrs VP Select Val            RVST RiverSource Partners Variable Portfolio - Select Value Fund
RVS Ptnrs VP Sm Cap Val            RVST RiverSource Partners Variable Portfolio - Small Cap Value Fund
RVS VP Bal                         RVST RiverSource Variable Portfolio - Balanced Fund(7)
RVS VP Cash Mgmt                   RVST RiverSource Variable Portfolio - Cash Management Fund
RVS VP Div Bond                    RVST RiverSource Variable Portfolio - Diversified Bond Fund(10)
RVS VP Div Eq Inc                  RVST RiverSource Variable Portfolio - Diversified Equity Income Fund(4),(8)
RVS VP Global Bond                 RVST RiverSource Variable Portfolio - Global Bond Fund
RVS VP Global Inflation Prot Sec   RVST RiverSource Variable Portfolio - Global Inflation Protected Securities
                                     Fund
Sel VP Gro                         RVST Seligman Variable Portfolio - Growth Fund
                                     (previously RVST RiverSource Variable Portfolio - Growth Fund)
RVS VP Hi Yield Bond               RVST RiverSource Variable Portfolio - High Yield Bond Fund
RVS VP Inc Opp                     RVST RiverSource Variable Portfolio - Income Opportunities Fund
RVS VP Dyn Eq                      RVST RiverSource Variable Portfolio - Dynamic Equity Fund
                                     (previously RVST RiverSource Variable Portfolio - Large Cap Equity Fund)
Sel VP Lg Cap Val                  RVST Seligman Variable Portfolio - Larger-Cap Value Fund
                                     (previously RVST RiverSource Variable Portfolio - Large Cap Value Fund)
RVS VP Mid Cap Gro                 RVST RiverSource Variable Portfolio - Mid Cap Growth Fund
RVS VP Mid Cap Val                 RVST RiverSource Variable Portfolio - Mid Cap Value Fund
RVS VP S&P 500                     RVST RiverSource Variable Portfolio - S&P 500 Index Fund
RVS VP Short Duration              RVST RiverSource Variable Portfolio - Short Duration U.S. Government Fund
Sel VP Sm Cap Val                  RVST Seligman Variable Portfolio - Smaller-Cap Value Fund
                                     (previously RVST RiverSource Variable Portfolio - Small Cap Advantage
                                     Fund)
--------------------------------------------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    71

SUBACCOUNT                         FUND
--------------------------------------------------------------------------------------------------------------
THDL VP Emer Mkts                  RVST Threadneedle Variable Portfolio - Emerging Markets Fund(6)
THDL VP Intl Opp                   RVST Threadneedle Variable Portfolio - International Opportunity Fund
Third Ave Val                      Third Avenue Value Portfolio
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares
VanK UIF Global Real Est, Cl II    Van Kampen UIF Global Real Estate Portfolio, Class II Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
WF Adv VT Asset Alloc              Wells Fargo Advantage VT Asset Allocation Fund
WF Adv VT Intl Core                Wells Fargo Advantage VT International Core Fund
WF Adv VT Opp                      Wells Fargo Advantage VT Opportunity Fund
WF Adv VT Sm Cap Gro               Wells Fargo Advantage VT Small Cap Growth Fund
--------------------------------------------------------------------------------------------------------------






   (1) Effective Feb. 13, 2009, Putman VT International New Opportunities
       Fund - Class IB Shares was substituted with AIM V.I. International Growth Fund, Series II Shares.


   (2) Effective Feb. 13, 2009, Dreyfus Variable Investment Fund International Value Portfolio, Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).


   (3) Effective Feb. 13, 2009, Lazard Retirement International Equity Portfolio
       - Service Shares was substituted with AllianceBernstein VPS International Value Portfolio (Class B).


   (4) Effective Feb. 13, 2009, for FPA only, American Century VP Value, Class I was substituted with RVST RiverSource Variable Portfolio - Diversified Equity Income Fund.


   (5) Effective Feb. 13, 2009, FTVIPT Templeton Foreign Securities Fund - Class 2 was substituted with Evergreen VA International Equity Fund - Class 2.


   (6) Effective Feb. 13, 2009, FTVIPT Templeton Developing Markets Securities Fund - Class 1 was substituted with RVST Threadneedle Variable Portfolio - Emerging Markets Fund.


   (7) Effective Feb. 13, 2009, MFS(R) Total Return Series - Service Class was substituted with RVST RiverSource Variable Portfolio - Balanced Fund.


   (8) Effective Feb. 13, 2009, Pioneer Equity Income VCT Portfolio - Class II Shares was substituted with RVST RiverSource Variable
       Portfolio - Diversified Equity Income Fund.


   (9) Pioneer International Value VCT Portfolio - Class II Shares liquidated on April 24, 2009.


  (10) At the close of business on March 7, 2008, RVST RiverSource Variable Portfolio - Core Bond Fund merged into RVST RiverSource Variable Portfolio - Diversified Bond Fund.



The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.



RiverSource Life of NY issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES


INVESTMENTS IN THE FUNDS


Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.



Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.



In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 was adopted by the Funds effective Jan. 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Where applicable, SFAS 157 codifies fair value related guidance within U.S. generally accepted accounting principles.



Under SFAS 157, the Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:



     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.



     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.



     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.



The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds.



 72    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

VARIABLE PAYOUT


Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 5% unless the annuitant elects otherwise, in which case the rate would be 3.5%, as regulated by the laws of the state. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.



FEDERAL INCOME TAXES


RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.



USE OF ESTIMATES


The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.



3. VARIABLE ACCOUNT EXPENSES



RiverSource Life of NY deducts a daily mortality and expense risk fee, on an annual basis, to the following percent of the average daily net assets of each subaccount.



PRODUCT                            MORTALITY AND EXPENSE RISK FEE
---------------------------------------------------------------------------------------------
RAVA                               0.75% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Advantage                     0.75% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Select                        1.00% to 1.20%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Advantage Plus                0.55% to 0.95%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA Select Plus                   0.75% to 1.20%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Advantage                   0.85% to 1.05%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Select                      1.10% to 1.30%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
RAVA 4 Access                      1.25% to 1.45%
                                   (depending on the contract selected)
---------------------------------------------------------------------------------------------
FPA                                1.25%
---------------------------------------------------------------------------------------------




4. CONTRACT CHARGES


RiverSource Life of NY deducts a contract administrative charge of $30 per year on the contract anniversary. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.



5. SURRENDER CHARGES


RiverSource Life of NY may use a surrender charge to help it recover certain expenses related to the sale of the annuity. When applicable, a surrender charge will apply for a maximum number of years, as depicted in the surrender charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the subaccounts as they are ultimately deducted from contract surrender benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for surrenders are not identified on an individual subaccount basis.



6. RELATED PARTY TRANSACTIONS


Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    73

For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.



The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.



The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.



RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc. (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.



For the period from Jan. 1, 2008 to Dec. 12, 2008, the RVST funds paid custodian fees to Ameriprise Trust Company, an affiliate of RiverSource Life of NY. Subsequent to Dec. 12, 2008, assets were transferred to an unaffiliated custodian.



In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.



7. INVESTMENT TRANSACTIONS


The subaccounts' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2008 were as follows:



SUBACCOUNT                       FUND                                                           PURCHASES
-----------------------------------------------------------------------------------------------------------
AIM VI Cap Appr, Ser I           AIM V.I. Capital Appreciation Fund, Series I Shares            $    32,815
AIM VI Cap Appr, Ser II          AIM V.I. Capital Appreciation Fund, Series II Shares             1,047,794
AIM VI Cap Dev, Ser I            AIM V.I. Capital Development Fund, Series I Shares                 117,665
AIM VI Cap Dev, Ser II           AIM V.I. Capital Development Fund, Series II Shares                718,323
AIM VI Core Eq, Ser I            AIM V.I. Core Equity Fund, Series I Shares                         666,727
AIM VI Dyn, Ser I                AIM V.I. Dynamics Fund, Series I Shares                             70,262
AIM VI Fin Serv, Ser I           AIM V.I. Financial Services Fund, Series I Shares                  849,845
AIM VI Fin Serv, Ser II          AIM V.I. Financial Services Fund, Series II Shares                 710,362
AIM VI Global Hlth Care, Ser II  AIM V.I. Global Health Care Fund, Series II Shares               1,591,527
AIM VI Intl Gro, Ser II          AIM V.I. International Growth Fund, Series II Shares            24,349,321
AIM VI Tech, Ser I               AIM V.I. Technology Fund, Series I Shares                          356,660
AB VPS Global Tech, Cl B         AllianceBernstein VPS Global Technology Portfolio (Class B)        639,069
AB VPS Gro & Inc, Cl B           AllianceBernstein VPS Growth and Income Portfolio (Class B)      3,722,717
                                 AllianceBernstein VPS International Value Portfolio (Class
AB VPS Intl Val, Cl B            B)                                                              28,852,216
AB VPS Lg Cap Gro, Cl B          AllianceBernstein VPS Large Cap Growth Portfolio (Class B)         100,475
AC VP Intl, Cl I                 American Century VP International, Class I                         268,065
AC VP Intl, Cl II                American Century VP International, Class II                        889,917
AC VP Mid Cap Val, Cl II         American Century VP Mid Cap Value, Class II                      8,586,661
AC VP Ultra, Cl II               American Century VP Ultra(R), Class II                           1,682,047
AC VP Val, Cl I                  American Century VP Value, Class I                               3,314,085
AC VP Val, Cl II                 American Century VP Value, Class II                              4,924,427
Calvert VS Social Bal            Calvert Variable Series, Inc. Social Balanced Portfolio            427,635
Col Hi Yield, VS Cl B            Columbia High Yield Fund, Variable Series, Class B               1,310,757
Col Marsico Gro, VS Cl A         Columbia Marsico Growth Fund, Variable Series, Class A          38,017,347
                                 Columbia Marsico International Opportunities Fund, Variable
Col Marsico Intl Opp, VS Cl B    Series, Class B                                                  4,441,240
CS Commodity Return              Credit Suisse Trust - Commodity Return Strategy Portfolio        4,591,120
CS U.S. Eq Flex III              Credit Suisse Trust - U.S. Equity Flex III Portfolio                12,159
CS U.S. Eq Flex I                Credit Suisse Trust - U.S. Equity Flex I Portfolio                 110,826
                                 Dreyfus Variable Investment Fund International Equity
Drey VIF Intl Eq, Serv           Portfolio, Service Shares                                          288,173
                                 Dreyfus Variable Investment Fund International Value
Drey VIF Intl Val, Serv          Portfolio, Service Shares                                           56,132
EV VT Floating-Rate Inc          Eaton Vance VT Floating-Rate Income Fund                        17,015,625
EG VA Fundamental Lg Cap, Cl 2   Evergreen VA Fundamental Large Cap Fund - Class 2                  449,404
EG VA Intl Eq, Cl 2              Evergreen VA International Equity Fund - Class 2                   439,717
Fid VIP Contrafund, Serv Cl 2    Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2         38,152,484

--------------------------------------------------------------------------



 74    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

SUBACCOUNT                       FUND                                                           PURCHASES
-----------------------------------------------------------------------------------------------------------
Fid VIP Gro & Inc, Serv Cl       Fidelity(R) VIP Growth & Income Portfolio Service Class        $   684,899
Fid VIP Gro & Inc, Serv Cl 2     Fidelity(R) VIP Growth & Income Portfolio Service Class 2        3,874,213
Fid VIP Mid Cap, Serv Cl         Fidelity(R) VIP Mid Cap Portfolio Service Class                  1,974,416
Fid VIP Mid Cap, Serv Cl 2       Fidelity(R) VIP Mid Cap Portfolio Service Class 2               34,599,862
Fid VIP Overseas, Serv Cl        Fidelity(R) VIP Overseas Portfolio Service Class                   431,043
Fid VIP Overseas, Serv Cl 2      Fidelity(R) VIP Overseas Portfolio Service Class 2               4,116,552
FTVIPT Frank Global Real Est,
  Cl 2                           FTVIPT Franklin Global Real Estate Securities Fund - Class 2     5,394,586
FTVIPT Frank Sm Cap Val, Cl 2    FTVIPT Franklin Small Cap Value Securities Fund - Class 2        2,801,566
FTVIPT Mutual Shares Sec, Cl 2   FTVIPT Mutual Shares Securities Fund - Class 2                   3,438,969
                                 FTVIPT Templeton Developing Markets Securities Fund - Class
FTVIPT Temp Dev Mkts Sec, Cl 1   1                                                                2,662,181
FTVIPT Temp For Sec, Cl 2        FTVIPT Templeton Foreign Securities Fund - Class 2                 146,839
GS VIT Mid Cap Val, Inst         Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares        881,838
                                 Goldman Sachs VIT Structured Small Cap Equity
GS VIT Structd Sm Cap Eq, Inst   Fund - Institutional Shares                                         15,417
                                 Goldman Sachs VIT Structured U.S. Equity
GS VIT Structd U.S. Eq, Inst     Fund - Institutional Shares                                      1,175,408
                                 Janus Aspen Series Global Technology Portfolio: Service
Janus Aspen Global Tech, Serv    Shares                                                             347,884
Janus Aspen Overseas, Serv       Janus Aspen Series Overseas Portfolio: Service Shares            3,770,438
Janus Aspen Janus, Serv          Janus Aspen Series Janus Portfolio: Service Shares              31,320,537
Janus Aspen Enterprise, Serv     Janus Aspen Series Enterprise Portfolio: Service Shares            161,356
                                 Lazard Retirement International Equity Portfolio - Service
Lazard Retire Intl Eq, Serv      Shares                                                             278,709
                                 Legg Mason Partners Variable Small Cap Growth Portfolio,
LM Ptnrs Var Sm Cap Gro, Cl I    Class I                                                            244,654
MFS Inv Gro Stock, Serv Cl       MFS(R) Investors Growth Stock Series - Service Class             1,302,835
MFS New Dis, Serv Cl             MFS(R) New Discovery Series - Service Class                      1,136,713
MFS Total Return, Serv Cl        MFS(R) Total Return Series - Service Class                       1,089,135
MFS Utilities, Serv Cl           MFS(R) Utilities Series - Service Class                          6,481,581
                                 Neuberger Berman Advisers Management Trust International
NB AMT Intl, Cl S                Portfolio (Class S)                                             12,000,930
                                 Neuberger Berman Advisers Management Trust Socially
NB AMT Soc Responsive, Cl S      Responsive Portfolio (Class S)                                      97,168
Oppen Global Sec VA, Serv        Oppenheimer Global Securities Fund/VA, Service Shares            2,446,920
Oppen Main St Sm Cap VA, Serv    Oppenheimer Main Street Small Cap Fund/VA, Service Shares          874,342
Oppen Strategic Bond VA, Serv    Oppenheimer Strategic Bond Fund/VA, Service Shares              48,934,669
Oppen Val VA, Serv               Oppenheimer Value Fund/VA, Service Shares                          602,288
PIMCO VIT All Asset, Advisor Cl  PIMCO VIT All Asset Portfolio, Advisor Share Class              35,629,995
Pioneer Eq Inc VCT, Cl II        Pioneer Equity Income VCT Portfolio - Class II Shares              712,040
Pioneer Intl Val VCT, Cl II      Pioneer International Value VCT Portfolio - Class II Shares         83,876
Put VT Global Hlth Care, Cl IB   Putnam VT Global Health Care Fund - Class IB Shares                362,096
Put VT Intl Eq, Cl IB            Putnam VT International Equity Fund - Class IB Shares            1,240,207
                                 Putnam VT International New Opportunities Fund - Class IB
Put VT Intl New Opp, Cl IB       Shares                                                              87,807
Put VT New Opp, Cl IA            Putnam VT New Opportunities Fund - Class IA Shares                  84,016
Put VT Vista, Cl IB              Putnam VT Vista Fund - Class IB Shares                              94,226
Royce Micro-Cap, Invest Cl       Royce Capital Fund - Micro-Cap Portfolio, Investment Class         273,570
Disc Asset Alloc, Aggr           RVST Disciplined Asset Allocation Portfolios - Aggressive           21,024
Disc Asset Alloc, Conserv        RVST Disciplined Asset Allocation Portfolios - Conservative        744,219
Disc Asset Alloc, Mod            RVST Disciplined Asset Allocation Portfolios - Moderate          1,306,409
                                 RVST Disciplined Asset Allocation Portfolios - Moderately
Disc Asset Alloc, Mod Aggr       Aggressive                                                         792,285
                                 RVST Disciplined Asset Allocation Portfolios - Moderately
Disc Asset Alloc, Mod Conserv    Conservative                                                     1,159,609
                                 RVST RiverSource Partners Variable Portfolio - Fundamental
RVS Ptnrs VP Fundamental Val     Value Fund                                                      26,430,423
                                 RVST RiverSource Partners Variable Portfolio - Select Value
RVS Ptnrs VP Select Val          Fund                                                               135,730
                                 RVST RiverSource Partners Variable Portfolio - Small Cap
RVS Ptnrs VP Sm Cap Val          Value Fund                                                      25,219,032
RVS VP Bal                       RVST RiverSource Variable Portfolio - Balanced Fund              2,120,812
RVS VP Cash Mgmt                 RVST RiverSource Variable Portfolio - Cash Management Fund      52,852,583
RVS VP Div Bond                  RVST RiverSource Variable Portfolio - Diversified Bond Fund     97,863,699
                                 RVST RiverSource Variable Portfolio - Diversified Equity
RVS VP Div Eq Inc                Income Fund                                                     60,065,380
RVS VP Global Bond               RVST RiverSource Variable Portfolio - Global Bond Fund          32,875,860
RVS VP Global Inflation Prot     RVST RiverSource Variable Portfolio - Global Inflation
  Sec                            Protected Securities Fund                                       22,231,894
Sel VP Gro                       RVST Seligman Variable Portfolio - Growth Fund                     633,154
RVS VP Hi Yield Bond             RVST RiverSource Variable Portfolio - High Yield Bond Fund       1,481,237
                                 RVST RiverSource Variable Portfolio - Income Opportunities
RVS VP Inc Opp                   Fund                                                            16,135,606
RVS VP Dyn Eq                    RVST RiverSource Variable Portfolio - Dynamic Equity Fund        6,455,027
Sel VP Lg Cap Val                RVST Seligman Variable Portfolio - Larger-Cap Value Fund            70,987
RVS VP Mid Cap Gro               RVST RiverSource Variable Portfolio - Mid Cap Growth Fund          795,879
RVS VP Mid Cap Val               RVST RiverSource Variable Portfolio - Mid Cap Value Fund        11,255,094
RVS VP S&P 500                   RVST RiverSource Variable Portfolio - S&P 500 Index Fund         3,096,298
                                 RVST RiverSource Variable Portfolio - Short Duration U.S.
RVS VP Short Duration            Government Fund                                                  6,860,496
Sel VP Sm Cap Val                RVST Seligman Variable Portfolio - Smaller-Cap Value Fund        1,101,693
THDL VP Emer Mkts                RVST Threadneedle Variable Portfolio - Emerging Markets Fund    27,749,804
                                 RVST Threadneedle Variable Portfolio - International
THDL VP Intl Opp                 Opportunity Fund                                                 1,318,898
Third Ave Val                    Third Avenue Value Portfolio                                       756,045

--------------------------------------------------------------------------



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    75

SUBACCOUNT                       FUND                                                           PURCHASES
-----------------------------------------------------------------------------------------------------------
                                 Van Kampen Life Investment Trust Comstock Portfolio, Class
VanK LIT Comstock, Cl II         II Shares                                                      $21,268,148
VanK UIF Global Real Est, Cl II  Van Kampen UIF Global Real Estate Portfolio, Class II Shares    14,600,631
VanK UIF Mid Cap Gro, Cl II      Van Kampen UIF Mid Cap Growth Portfolio, Class II Shares         2,652,732
Wanger Intl                      Wanger International                                            20,295,345
Wanger USA                       Wanger USA                                                      14,469,378
WF Adv VT Asset Alloc            Wells Fargo Advantage VT Asset Allocation Fund                   1,938,733
WF Adv VT Intl Core              Wells Fargo Advantage VT International Core Fund                   487,449
WF Adv VT Opp                    Wells Fargo Advantage VT Opportunity Fund                          948,349
WF Adv VT Sm Cap Gro             Wells Fargo Advantage VT Small Cap Growth Fund                   2,658,732
-----------------------------------------------------------------------------------------------------------






8.  ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS


The following is a summary of accumulation unit values at Dec. 31, 2008:



                                                AIM VI           AIM VI           AIM VI           AIM VI           AIM VI
                                              CAP APPR,        CAP APPR,         CAP DEV,         CAP DEV,         CORE EQ,
PRICE LEVEL                                     SER I            SER II           SER I            SER II           SER I
                                           -----------------------------------------------------------------------------------
0.55%                                           $  --            $0.74            $  --            $0.76            $  --
0.75%                                            0.44             0.71             0.75             0.84               --
0.85%                                              --             0.71               --             0.66               --
0.95%                                            0.43             0.70             0.74             0.83               --
1.00%                                              --             0.89               --             1.06               --
1.05%                                              --             0.71               --             0.66               --
1.10%                                              --             0.71               --             0.66               --
1.20%                                              --             0.88               --             1.05               --
1.25%                                              --               --               --               --               --
1.25%                                              --             0.71               --             0.66             1.35
1.30%                                              --             0.71               --             0.65               --
1.45%                                              --             0.70               --             0.65               --
------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI           AIM VI           AIM VI           AIM VI           AIM VI
                                                 DYN,          FIN SERV,        FIN SERV,       GLOBAL HLTH       INTL GRO,
PRICE LEVEL                                     SER I            SER I            SER II        CARE, SER II        SER II
                                           -----------------------------------------------------------------------------------
0.55%                                           $  --            $0.39            $  --            $0.81            $0.93
0.75%                                            0.73             0.43               --             0.80             0.93
0.85%                                              --               --             0.36             0.84             0.82
0.95%                                            0.72             0.42               --             0.80             0.92
1.00%                                            1.04             0.50               --             0.80             0.92
1.05%                                              --               --             0.35             0.84             0.81
1.10%                                              --               --             0.35             0.84             0.81
1.20%                                            1.03             0.49               --             0.79             0.92
1.25%                                              --               --               --               --               --
1.25%                                              --               --             0.35             0.84             0.81
1.30%                                              --               --             0.35             0.83             0.81
1.45%                                              --               --             0.35             0.83             0.80
------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI           AB VPS           AB VPS           AB VPS           AB VPS
                                                TECH,         GLOBAL TECH,      GRO & INC,       INTL VAL,       LG CAP GRO,
PRICE LEVEL                                     SER I             CL B             CL B             CL B             CL B
                                           -----------------------------------------------------------------------------------
0.55%                                           $0.68            $0.71            $0.77            $0.80            $  --
0.75%                                            0.47             0.71             0.80             1.23               --
0.85%                                              --             0.77             0.72             0.60             0.77
0.95%                                            0.46             0.70             0.78             1.21               --
1.00%                                            0.89             0.70             1.00             1.34               --
1.05%                                              --             0.76             0.71             0.59             0.76
1.10%                                              --             0.76             0.71             0.59             0.76
1.20%                                            0.88             0.70             0.99             1.33               --
1.25%                                              --               --               --               --               --
1.25%                                              --             0.76             0.71             0.59             0.76
1.30%                                              --             0.76             0.71             0.59             0.76
1.45%                                              --             0.75             0.71             0.59             0.76
------------------------------------------------------------------------------------------------------------------------------





 76    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                AC VP            AC VP            AC VP            AC VP            AC VP
PRICE LEVEL                                     INTL,            INTL,         MID CAP VAL,        ULTRA,            VAL,
-----------                                      CL I            CL II            CL II            CL II             CL I
                                           -----------------------------------------------------------------------------------
0.55%                                           $  --            $0.95            $0.68            $0.69            $  --
0.75%                                            0.66             0.92             0.68             0.69             1.34
0.85%                                              --               --             0.84             0.76               --
0.95%                                            0.65             0.91             0.67             0.69             1.31
1.00%                                              --             1.21             0.67             0.68               --
1.05%                                              --               --             0.84             0.75               --
1.10%                                              --               --             0.84             0.75               --
1.20%                                              --             1.18             0.67             0.68               --
1.25%                                              --               --               --               --               --
1.25%                                              --               --             0.84             0.75             1.78
1.30%                                              --               --             0.84             0.75               --
1.45%                                              --               --             0.83             0.75               --
------------------------------------------------------------------------------------------------------------------------------

                                                AC VP           CALVERT            COL              COL          COL MARSICO
                                                 VAL,              VS           HI YIELD,       MARSICO GRO,      INTL OPP,
PRICE LEVEL                                     CL II          SOCIAL BAL        VS CL B          VS CL A          VS CL B
                                           -----------------------------------------------------------------------------------
0.55%                                           $0.87            $0.81            $0.81            $0.72            $0.65
0.75%                                            1.08             0.75             0.81             0.72             0.65
0.85%                                            0.79               --             0.81             0.78             0.73
0.95%                                            1.07             0.74             0.80             0.71             0.65
1.00%                                            1.18             0.94             0.80             0.71             0.64
1.05%                                            0.79               --             0.81             0.78             0.73
1.10%                                            0.79               --             0.81             0.78             0.73
1.20%                                            1.16             0.93             0.80             0.71             0.64
1.25%                                              --               --               --               --               --
1.25%                                            0.79               --             0.80             0.77             0.72
1.30%                                            0.79               --             0.80             0.77             0.72
1.45%                                            0.78               --             0.80             0.77             0.72
------------------------------------------------------------------------------------------------------------------------------

                                                  CS               CS               CS            DREY VIF         DREY VIF
                                              COMMODITY         U.S. EQ          U.S. EQ          INTL EQ,        INTL VAL,
PRICE LEVEL                                     RETURN          FLEX III          FLEX I            SERV             SERV
                                           -----------------------------------------------------------------------------------
0.55%                                           $0.75            $  --            $  --            $  --            $  --
0.75%                                            0.74             0.58               --               --               --
0.85%                                            0.76               --               --             0.77             0.74
0.95%                                            0.74             0.57               --               --               --
1.00%                                            0.74               --               --               --               --
1.05%                                            0.75               --               --             0.77             0.73
1.10%                                            0.75               --               --             0.77             0.73
1.20%                                            0.73               --               --               --               --
1.25%                                              --               --               --               --               --
1.25%                                            0.75               --             0.80             0.76             0.73
1.30%                                            0.75               --               --             0.76             0.73
1.45%                                            0.75               --               --             0.76             0.73
------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    77

                                                EV VT            EG VA            EG VA           FID VIP          FID VIP
                                            FLOATING-RATE     FUNDAMENTAL        INTL EQ,       CONTRAFUND,       GRO & INC,
PRICE LEVEL                                      INC          LG CAP, CL 2         CL 2          SERV CL 2         SERV CL
                                           -----------------------------------------------------------------------------------
0.55%                                           $0.76            $  --            $0.98            $0.69            $  --
0.75%                                            0.75             0.80             0.98             0.68             0.70
0.85%                                            0.75             0.81             0.77             0.74               --
0.95%                                            0.75             0.79             0.97             0.68             0.69
1.00%                                            0.75             1.05             0.97             0.68               --
1.05%                                            0.74             0.80             0.76             0.73               --
1.10%                                            0.74             0.80             0.76             0.73               --
1.20%                                            0.74             1.02             0.96             0.68               --
1.25%                                              --               --               --               --               --
1.25%                                            0.74             0.80             0.76             0.73               --
1.30%                                            0.74             0.80             0.76             0.73               --
1.45%                                            0.73             0.80             0.76             0.73               --
------------------------------------------------------------------------------------------------------------------------------

                                               FID VIP          FID VIP          FID VIP          FID VIP          FID VIP
                                              GRO & INC,        MID CAP,         MID CAP,        OVERSEAS,        OVERSEAS,
PRICE LEVEL                                   SERV CL 2         SERV CL         SERV CL 2         SERV CL         SERV CL 2
                                           -----------------------------------------------------------------------------------
0.55%                                           $0.78            $  --            $0.95            $  --            $0.94
0.75%                                            0.81             1.32             1.41             0.81             1.06
0.85%                                              --               --             0.77               --             0.75
0.95%                                            0.80             1.29             1.39             0.80             1.05
1.00%                                            0.93               --             1.50               --             1.32
1.05%                                              --               --             0.76               --             0.75
1.10%                                              --               --             0.76               --             0.75
1.20%                                            0.92               --             1.48               --             1.31
1.25%                                              --               --               --               --               --
1.25%                                              --               --             0.76               --             0.74
1.30%                                              --               --             0.76               --             0.74
1.45%                                              --               --             0.76               --             0.74
------------------------------------------------------------------------------------------------------------------------------

                                                FTVIPT           FTVIPT           FTVIPT           FTVIPT           FTVIPT
                                             FRANK GLOBAL     FRANK SM CAP    MUTUAL SHARES    TEMP DEV MKTS       TEMP FOR
PRICE LEVEL                                 REAL EST, CL 2     VAL, CL 2        SEC, CL 2        SEC, CL 1        SEC, CL 2
                                           -----------------------------------------------------------------------------------
0.55%                                           $0.64            $0.85            $0.87            $  --            $  --
0.75%                                            1.20             1.44             0.97               --             1.16
0.85%                                            0.55             0.73             0.73               --               --
0.95%                                            1.18             1.41             0.96               --             1.14
1.00%                                            1.07             1.28             1.12               --               --
1.05%                                            0.55             0.73             0.72               --               --
1.10%                                            0.54             0.73             0.72               --               --
1.20%                                            1.05             1.26             1.11               --               --
1.25%                                              --               --               --               --               --
1.25%                                            0.54             0.73             0.72             0.90               --
1.30%                                            0.54             0.73             0.72               --               --
1.45%                                            0.54             0.72             0.72               --               --
------------------------------------------------------------------------------------------------------------------------------





 78    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                GS VIT           GS VIT           GS VIT        JANUS ASPEN      JANUS ASPEN
                                             MID CAP VAL,    STRUCTD SM CAP    STRUCTD U.S.        GLOBAL         OVERSEAS,
PRICE LEVEL                                      INST           EQ, INST         EQ, INST        TECH, SERV          SERV
                                           -----------------------------------------------------------------------------------
0.55%                                           $0.87            $  --            $0.75            $  --            $  --
0.75%                                            1.54             0.90             0.65             0.30             0.88
0.85%                                              --               --             0.69               --               --
0.95%                                            1.51             0.88             0.64             0.29             0.86
1.00%                                            1.27               --             0.98             1.05             1.75
1.05%                                              --               --             0.68               --               --
1.10%                                              --               --             0.68               --               --
1.20%                                            1.25               --             0.97             1.04             1.72
1.25%                                              --               --               --               --               --
1.25%                                              --               --             0.68               --               --
1.30%                                              --               --             0.68               --               --
1.45%                                              --               --             0.68               --               --
------------------------------------------------------------------------------------------------------------------------------

                                             JANUS ASPEN      JANUS ASPEN         LAZARD          LM PTNRS           MFS
                                                JANUS,        ENTERPRISE,      RETIRE INTL       VAR SM CAP     INV GRO STOCK,
PRICE LEVEL                                      SERV             SERV           EQ, SERV        GRO, CL I         SERV CL
                                           -----------------------------------------------------------------------------------
0.55%                                           $0.63            $  --            $0.97            $0.60            $0.79
0.75%                                            0.63             0.39             0.88             0.60             0.47
0.85%                                            0.63               --               --             0.60             0.78
0.95%                                            0.63             0.39             0.88             0.60             0.46
1.00%                                            0.63               --             1.30             0.60             0.91
1.05%                                            0.63               --               --             0.60             0.77
1.10%                                            0.63               --               --             0.60             0.77
1.20%                                            0.63               --             1.28             0.59             0.90
1.25%                                              --               --               --               --               --
1.25%                                            0.63               --               --             0.59             0.77
1.30%                                            0.63               --               --             0.59             0.77
1.45%                                            0.63               --               --             0.59             0.77
------------------------------------------------------------------------------------------------------------------------------

                                                 MFS              MFS              MFS             NB AMT           NB AMT
                                               NEW DIS,      TOTAL RETURN,      UTILITIES,         INTL,       SOC RESPONSIVE,
PRICE LEVEL                                    SERV CL          SERV CL          SERV CL            CL S             CL S
                                           -----------------------------------------------------------------------------------
0.55%                                           $0.75            $0.93            $1.26            $0.57            $  --
0.75%                                            0.57             0.92             1.39             0.57               --
0.85%                                              --             0.88             0.94             0.65             0.75
0.95%                                            0.56             0.91             1.37             0.57               --
1.00%                                            0.93             0.91             2.00             0.56               --
1.05%                                              --             0.87             0.94             0.64             0.75
1.10%                                              --             0.87             0.94             0.64             0.74
1.20%                                            0.92             0.90             2.02             0.56               --
1.25%                                              --               --               --               --               --
1.25%                                              --             0.87             0.93             0.64             0.74
1.30%                                              --             0.87             0.93             0.64             0.74
1.45%                                              --             0.86             0.93             0.64             0.74
------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    79

                                                OPPEN            OPPEN              OPPEN             OPPEN            PIMCO
                                              GLOBAL SEC     MAIN ST SM CAP    STRATEGIC BOND          VAL         VIT ALL ASSET,
PRICE LEVEL                                    VA, SERV         VA, SERV          VA, SERV           VA, SERV        ADVISOR CL
                                           --------------------------------------------------------------------------------------
0.55%                                           $0.89            $0.79              $1.03             $  --            $0.94
0.75%                                            0.88             0.78               1.02                --             0.93
0.85%                                            0.74             0.69               0.98              0.65             0.94
0.95%                                            0.87             0.77               1.01                --             0.93
1.00%                                            0.87             0.77               1.01                --             0.93
1.05%                                            0.73             0.69               0.97              0.65             0.93
1.10%                                            0.73             0.69               0.97              0.65             0.93
1.20%                                            0.86             0.77               1.00                --             0.92
1.25%                                              --               --                 --                --               --
1.25%                                            0.73             0.69               0.97              0.64             0.93
1.30%                                            0.73             0.68               0.97              0.64             0.93
1.45%                                            0.72             0.68               0.96              0.64             0.92
---------------------------------------------------------------------------------------------------------------------------------

                                               PIONEER          PIONEER            PUT VT             PUT VT           PUT VT
                                             EQ INC VCT,     INTL VAL VCT,    GLOBAL HLTH CARE,      INTL EQ,      INTL NEW OPP,
PRICE LEVEL                                     CL II            CL II              CL IB             CL IB            CL IB
                                           --------------------------------------------------------------------------------------
0.55%                                           $  --            $  --              $0.97             $0.90            $  --
0.75%                                            0.99             0.62               0.90              0.98             0.69
0.85%                                              --               --                 --                --               --
0.95%                                            0.98             0.61               0.89              0.96             0.68
1.00%                                            1.18             0.61               1.09              1.21               --
1.05%                                              --               --                 --                --               --
1.10%                                              --               --                 --                --               --
1.20%                                            1.16             0.61               1.08              1.20               --
1.25%                                              --               --                 --                --               --
1.25%                                              --               --                 --                --               --
1.30%                                              --               --                 --                --               --
1.45%                                              --               --                 --                --               --
---------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT           PUT VT             ROYCE              DISC             DISC
                                               NEW OPP,          VISTA,          MICRO-CAP,        ASSET ALLOC,     ASSET ALLOC,
PRICE LEVEL                                     CL IA            CL IB            INVEST CL            AGGR           CONSERV
                                           --------------------------------------------------------------------------------------
0.55%                                           $  --            $0.69              $  --             $0.71            $0.84
0.75%                                              --             0.36               1.42              0.71             0.84
0.85%                                              --               --                 --              0.71             0.84
0.95%                                              --             0.36               1.40              0.71             0.84
1.00%                                              --             0.93                 --              0.71             0.84
1.05%                                              --               --                 --              0.71             0.84
1.10%                                              --               --                 --              0.71             0.84
1.20%                                              --             0.92                 --              0.71             0.84
1.25%                                              --               --                 --                --               --
1.25%                                            0.86               --                 --              0.71             0.84
1.30%                                              --               --                 --              0.71             0.84
1.45%                                              --               --                 --              0.71             0.84
---------------------------------------------------------------------------------------------------------------------------------





 80    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                 DISC              DISC               DISC             RVS              RVS
                                             ASSET ALLOC,      ASSET ALLOC,       ASSET ALLOC,       PTNRS VP         PTNRS VP
PRICE LEVEL                                      MOD             MOD AGGR         MOD CONSERV    FUNDAMENTAL VAL     SELECT VAL
                                           --------------------------------------------------------------------------------------
0.55%                                           $0.76              $0.74             $0.80            $0.69            $0.80
0.75%                                            0.76               0.74              0.80             0.68             0.79
0.85%                                            0.76               0.73              0.79             0.70             0.74
0.95%                                            0.76               0.73              0.79             0.68             0.78
1.00%                                            0.76               0.73              0.79             0.68             0.78
1.05%                                            0.76               0.73              0.79             0.70             0.74
1.10%                                            0.76               0.73              0.79             0.70             0.74
1.20%                                            0.76               0.73              0.79             0.67             0.78
1.25%                                              --                 --                --               --               --
1.25%                                            0.76               0.73              0.79             0.69             0.73
1.30%                                            0.76               0.73              0.79             0.69             0.73
1.45%                                            0.76               0.73              0.79             0.69             0.73
---------------------------------------------------------------------------------------------------------------------------------

                                                 RVS
                                               PTNRS VP           RVS VP             RVS VP           RVS VP           RVS VP
PRICE LEVEL                                   SM CAP VAL            BAL            CASH MGMT         DIV BOND        DIV EQ INC
                                           --------------------------------------------------------------------------------------
0.55%                                           $0.85              $0.85             $1.13            $1.03            $0.90
0.75%                                            1.22               0.78              1.16             1.25             1.13
0.85%                                            0.74               0.78              1.07             1.00             0.72
0.95%                                            1.21               0.77              1.14             1.23             1.11
1.00%                                            1.29               1.01              1.10             1.10             1.37
1.05%                                            0.74               0.78              1.07             1.00             0.72
1.10%                                            0.74               0.78              1.06             1.00             0.72
1.20%                                            1.27               1.00              1.08             1.09             1.35
1.25%                                              --               0.78(1)           1.06(1)          1.00(1)            --
1.25%                                            0.73               1.21(2)           1.30(2)          1.36(2)          0.71
1.30%                                            0.73               0.78              1.06             0.99             0.71
1.45%                                            0.73               0.77              1.06             0.99             0.71
---------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            RVS VP                              RVS VP
                                                GLOBAL       GLOBAL INFLATION        SEL VP          HI YIELD          RVS VP
PRICE LEVEL                                      BOND            PROT SEC             GRO              BOND           INC OPP
                                           --------------------------------------------------------------------------------------
0.55%                                           $1.10              $1.12             $0.70            $0.87            $0.92
0.75%                                            1.55               1.11              0.34             1.05             0.91
0.85%                                            1.09               1.08              0.65             0.80             0.87
0.95%                                            1.53               1.10              0.33             1.04             0.90
1.00%                                            1.32               1.10              0.81             1.19             0.90
1.05%                                            1.09               1.07              0.65             0.80             0.86
1.10%                                            1.08               1.07              0.65             0.79             0.86
1.20%                                            1.31               1.09              0.80             1.17             0.89
1.25%                                            1.08(1)              --                --             0.79(1)            --
1.25%                                            1.54(2)            1.07              0.65             1.10(2)          0.86
1.30%                                            1.08               1.07              0.65             0.79             0.86
1.45%                                            1.07               1.06              0.64             0.79             0.85
---------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    81

                                                                 SEL VP           RVS VP           RVS VP
                                                RVS VP           LG CAP          MID CAP          MID CAP           RVS VP
PRICE LEVEL                                     DYN EQ            VAL              GRO              VAL            S&P 500
                                           -----------------------------------------------------------------------------------
0.55%                                           $0.73            $0.76            $0.70            $0.73            $0.80
0.75%                                            0.53             0.75             0.75             0.81             0.66
0.85%                                            0.68             0.69             0.70             0.67             0.74
0.95%                                            0.52             0.75             0.74             0.81             0.65
1.00%                                            0.87             0.74             0.86             0.81             1.00
1.05%                                            0.67             0.68             0.69             0.67             0.74
1.10%                                            0.67             0.68             0.69             0.66             0.74
1.20%                                            0.86             0.74             0.84             0.80             0.99
1.25%                                            0.67(1)            --             0.69(1)            --               --
1.25%                                            0.88(2)          0.68             0.59(2)          0.66             0.74
1.30%                                            0.67             0.68             0.69             0.66             0.74
1.45%                                            0.67             0.68             0.69             0.66             0.73
------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP           SEL VP          THDL VP          THDL VP           THIRD
                                                SHORT            SM CAP            EMER             INTL             AVE
PRICE LEVEL                                    DURATION           VAL              MKTS             OPP              VAL
                                           -----------------------------------------------------------------------------------
0.55%                                           $1.06            $0.70            $1.21            $0.98            $  --
0.75%                                            1.21             0.83             1.55             0.71             1.29
0.85%                                            1.03             0.66             0.81             0.77               --
0.95%                                            1.19             0.82             1.52             0.70             1.27
1.00%                                            1.04             1.11             1.90             1.32               --
1.05%                                            1.03             0.66             0.81             0.77               --
1.10%                                            1.03             0.66             0.81             0.76               --
1.20%                                            1.03             1.10             1.87             1.30               --
1.25%                                              --               --               --             0.76(1)            --
1.25%                                            1.02             0.65             0.81             0.95(2)            --
1.30%                                            1.02             0.65             0.80             0.76               --
1.45%                                            1.01             0.65             0.80             0.76               --
------------------------------------------------------------------------------------------------------------------------------

                                               VANK LIT         VANK UIF         VANK UIF
                                              COMSTOCK,          GLOBAL        MID CAP GRO,        WANGER           WANGER
PRICE LEVEL                                     CL II       REAL EST, CL II       CL II             INTL             USA
                                           -----------------------------------------------------------------------------------
0.55%                                           $0.76            $0.62            $0.64            $1.12            $0.78
0.75%                                            0.76             0.61             0.64             1.05             1.16
0.85%                                            0.70             0.63             0.74             0.77             0.70
0.95%                                            0.75             0.61             0.63             1.04             1.14
1.00%                                            0.75             0.61             0.63             1.97             1.21
1.05%                                            0.69             0.62             0.73             0.76             0.70
1.10%                                            0.69             0.62             0.73             0.76             0.70
1.20%                                            0.74             0.61             0.63             1.94             1.20
1.25%                                              --               --               --               --               --
1.25%                                            0.69             0.62             0.73             0.76             0.69
1.30%                                            0.69             0.62             0.73             0.76             0.69
1.45%                                            0.69             0.62             0.72             0.76             0.69
------------------------------------------------------------------------------------------------------------------------------





 82    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                         WF ADV           WF ADV           WF ADV           WF ADV
                                                           VT               VT               VT               VT
PRICE LEVEL                                           ASSET ALLOC       INTL CORE           OPP           SM CAP GRO
                                                    ------------------------------------------------------------------
0.55%                                                    $  --            $  --            $0.78            $0.85
0.75%                                                     0.96             0.80             0.86             0.78
0.85%                                                       --               --             0.73             0.80
0.95%                                                     0.95             0.79             0.84             0.76
1.00%                                                     1.09             1.12             1.10             1.27
1.05%                                                       --               --             0.72             0.80
1.10%                                                       --               --             0.72             0.79
1.20%                                                     1.07             1.10             1.09             1.25
1.25%                                                       --               --               --               --
1.25%                                                       --               --             0.72             0.79
1.30%                                                       --               --             0.72             0.79
1.45%                                                       --               --             0.72             0.79
----------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    83

The following is a summary of units outstanding at Dec. 31, 2008:



                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                               CAP APPR,         CAP APPR,         CAP DEV,          CAP DEV,          CORE EQ,
PRICE LEVEL                                      SER I            SER II             SER I            SER II             SER I
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --            13,404                --                --                --
0.75%                                            491,254         4,425,308           424,547           733,214                --
0.85%                                                 --           183,785                --           549,363                --
0.95%                                            609,887         2,327,934           201,807           363,400                --
1.00%                                                 --           557,264                --            18,068                --
1.05%                                                 --            56,737                --           308,933                --
1.10%                                                 --            21,515                --             3,791                --
1.20%                                                 --           509,192                --            58,128                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --               805                --            18,012         8,124,150
1.30%                                                 --            24,833                --             3,313                --
1.45%                                                 --             2,518                --             4,147                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,101,141         8,123,295           626,354         2,060,369         8,124,150
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AIM VI            AIM VI            AIM VI            AIM VI
                                                 DYN,            FIN SERV,         FIN SERV,        GLOBAL HLTH        INTL GRO,
PRICE LEVEL                                      SER I             SER I            SER II         CARE, SER II         SER II
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --            21,603                --            32,706            96,490
0.75%                                            209,813           774,012                --           590,478         5,524,692
0.85%                                                 --                --           675,286           522,957        12,685,748
0.95%                                            211,559           514,897                --           544,536         3,203,439
1.00%                                              7,791            72,078                --            35,632         1,424,808
1.05%                                                 --                --           644,145           491,855         6,033,809
1.10%                                                 --                --            80,416            45,213         3,793,885
1.20%                                                 --            14,072                --            27,663           764,897
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --            12,378             7,819            90,141
1.30%                                                 --                --            26,371            45,288         2,222,159
1.45%                                                 --                --             4,074             1,998           253,504
-----------------------------------------------------------------------------------------------------------------------------------
Total                                            429,163         1,396,662         1,442,670         2,346,145        36,093,572
-----------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI            AB VPS            AB VPS            AB VPS            AB VPS
                                                 TECH,         GLOBAL TECH,       GRO & INC,         INTL VAL,        LG CAP GRO,
PRICE LEVEL                                      SER I             CL B              CL B              CL B              CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                             48,317                --                --           172,325                --
0.75%                                          1,165,027           309,320         6,632,295        11,767,331                --
0.85%                                                 --           523,361           480,082        19,629,245            78,547
0.95%                                            621,185           249,424         3,314,762         6,466,418                --
1.00%                                             82,149            38,988           374,174         1,769,431                --
1.05%                                                 --           447,903           214,341         9,525,920            83,329
1.10%                                                 --            37,877            17,659         5,774,553             9,401
1.20%                                             55,045            24,589           350,522         1,146,603                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --             4,939                --           214,910                --
1.30%                                                 --            25,313            71,068         3,694,480                --
1.45%                                                 --             1,608            37,024           365,980                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,971,723         1,663,322        11,491,927        60,527,196           171,277
-----------------------------------------------------------------------------------------------------------------------------------





 84    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                 AC VP             AC VP             AC VP             AC VP             AC VP
                                                 INTL,             INTL,         MID CAP VAL,         ULTRA,             VAL,
PRICE LEVEL                                      CL I              CL II             CL II             CL II             CL I
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --             3,226            73,885                --                --
0.75%                                            482,568         1,438,985         3,176,225           781,535           725,859
0.85%                                                 --                --         5,525,443           564,727                --
0.95%                                            738,325         1,298,211         1,860,349           394,394           753,337
1.00%                                                 --           115,562           768,273           135,653                --
1.05%                                                 --                --         2,749,221           394,728                --
1.10%                                                 --                --         1,550,889            34,823                --
1.20%                                                 --           217,337           398,108           118,400                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --            43,077             2,398         5,641,622
1.30%                                                 --                --           941,248                --                --
1.45%                                                 --                --           104,176             1,628                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,220,893         3,073,321        17,190,894         2,428,286         7,120,818
-----------------------------------------------------------------------------------------------------------------------------------

                                                 AC VP            CALVERT             COL               COL           COL MARSICO
                                                 VAL,               VS             HI YIELD,       MARSICO GRO,        INTL OPP,
PRICE LEVEL                                      CL II          SOCIAL BAL          VS CL B           VS CL A           VS CL B
                                           ----------------------------------------------------------------------------------------
0.55%                                             40,116             5,503             1,003           275,089           199,429
0.75%                                          7,173,911         1,279,186         1,373,680        16,940,098         1,985,690
0.85%                                          1,749,295                --           525,239        25,462,417           895,280
0.95%                                          4,138,319         1,595,738           890,471        10,986,343         1,002,691
1.00%                                            658,260            32,673           262,023         3,708,665           213,794
1.05%                                            641,085                --           373,050        12,131,665           517,982
1.10%                                            186,765                --           104,880         7,408,120           128,338
1.20%                                            568,711           306,379           361,713         2,024,413           278,687
1.25%                                                 --                --                --                --                --
1.25%                                             15,367                --             9,809           156,977            16,249
1.30%                                            130,413                --           422,034         4,259,734            89,116
1.45%                                             18,429                --            51,320           403,760            15,089
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         15,320,671         3,219,479         4,375,222        83,757,281         5,342,345
-----------------------------------------------------------------------------------------------------------------------------------

                                                  CS                CS                CS             DREY VIF          DREY VIF
                                               COMMODITY          U.S. EQ           U.S. EQ          INTL EQ,          INTL VAL,
PRICE LEVEL                                     RETURN           FLEX III           FLEX I             SERV              SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                             10,070                --                --                --                --
0.75%                                          1,173,935            96,159                --                --                --
0.85%                                            524,369                --                --            96,384            40,380
0.95%                                          1,404,464           193,956                --                --                --
1.00%                                            281,419                --                --                --                --
1.05%                                            318,851                --                --           116,399            82,730
1.10%                                             92,465                --                --            45,027             5,449
1.20%                                            167,442                --                --                --                --
1.25%                                                 --                --                --                --                --
1.25%                                              5,449                --         6,267,986             2,639               846
1.30%                                             85,273                --                --            18,407             2,593
1.45%                                              9,148                --                --               762                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          4,072,885           290,115         6,267,986           279,618           131,998
-----------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    85

                                                 EV VT             EG VA             EG VA            FID VIP           FID VIP
                                             FLOATING-RATE      FUNDAMENTAL        INTL EQ,         CONTRAFUND,       GRO & INC,
PRICE LEVEL                                       INC          LG CAP, CL 2          CL 2            SERV CL 2          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                             73,438                --             1,420           249,358                --
0.75%                                          7,053,321           994,010           835,716        20,314,117         1,479,013
0.85%                                         10,944,998            38,963           176,955        24,724,421                --
0.95%                                          4,487,177           585,038           460,443        12,129,731         1,847,408
1.00%                                          1,888,047           229,239           187,310         3,810,040                --
1.05%                                          5,960,477            93,058           105,876        11,947,661                --
1.10%                                          3,796,938             1,234            10,110         6,996,495                --
1.20%                                          1,126,674            51,514           118,990         2,566,390                --
1.25%                                                 --                --                --                --                --
1.25%                                            236,318               888             2,659           163,183                --
1.30%                                          2,516,912            14,412             6,720         4,301,088                --
1.45%                                            530,206             5,281             6,980           348,961                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         38,614,506         2,013,637         1,913,179        87,551,445         3,326,421
-----------------------------------------------------------------------------------------------------------------------------------

                                                FID VIP           FID VIP           FID VIP           FID VIP           FID VIP
                                              GRO & INC,         MID CAP,          MID CAP,          OVERSEAS,         OVERSEAS,
PRICE LEVEL                                    SERV CL 2          SERV CL          SERV CL 2          SERV CL          SERV CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --                --           126,867                --             4,360
0.75%                                          8,267,177         1,840,260        14,767,063           423,386         4,277,048
0.85%                                                 --                --        16,440,534                --           841,625
0.95%                                          5,346,855         1,841,834         8,400,990           683,086         2,625,876
1.00%                                          1,260,211                --         2,137,608                --           267,966
1.05%                                                 --                --         7,633,385                --           595,584
1.10%                                                 --                --         4,524,307                --            92,039
1.20%                                            976,382                --         1,496,092                --           285,697
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --           140,667                --             8,759
1.30%                                                 --                --         2,782,966                --            78,433
1.45%                                                 --                --           322,208                --            35,352
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         15,850,625         3,682,094        58,772,687         1,106,472         9,112,739
-----------------------------------------------------------------------------------------------------------------------------------

                                                FTVIPT            FTVIPT            FTVIPT            FTVIPT            FTVIPT
                                             FRANK GLOBAL      FRANK SM CAP      MUTUAL SHARES     TEMP DEV MKTS       TEMP FOR
PRICE LEVEL                                 REAL EST, CL 2       VAL, CL 2         SEC, CL 2         SEC, CL 1         SEC, CL 2
                                           ----------------------------------------------------------------------------------------
0.55%                                             19,163             6,031            17,026                --                --
0.75%                                          3,752,422         3,523,618         7,135,781                --           129,237
0.85%                                            679,715         1,250,013         2,178,406                --                --
0.95%                                          2,519,810         2,095,066         3,760,800                --           164,686
1.00%                                            391,481           356,285         1,046,005                --                --
1.05%                                            458,540           632,276           978,682                --                --
1.10%                                             35,886           131,083           430,373                --                --
1.20%                                            339,529           207,976           629,209                --                --
1.25%                                                 --                --                --                --                --
1.25%                                             11,076            23,069            68,127         5,898,898                --
1.30%                                             91,318            45,388           421,830                --                --
1.45%                                             12,947            36,504            70,504                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          8,311,887         8,307,309        16,736,743         5,898,898           293,923
-----------------------------------------------------------------------------------------------------------------------------------





 86    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                GS VIT            GS VIT            GS VIT          JANUS ASPEN       JANUS ASPEN
                                             MID CAP VAL,     STRUCTD SM CAP     STRUCTD U.S.         GLOBAL           OVERSEAS,
PRICE LEVEL                                      INST            EQ, INST          EQ, INST         TECH, SERV           SERV
                                           ----------------------------------------------------------------------------------------
0.55%                                             22,562                --             9,689                --                --
0.75%                                          6,095,448            93,456         6,981,329         1,274,111         4,540,770
0.85%                                                 --                --           326,783                --                --
0.95%                                          4,092,180           243,472         4,344,118           928,566         3,402,423
1.00%                                            869,063                --           609,914            10,403            82,772
1.05%                                                 --                --           177,916                --                --
1.10%                                                 --                --            54,149                --                --
1.20%                                            645,658                --           471,534            23,353           101,006
1.25%                                                 --                --                --                --                --
1.25%                                                 --                --             8,136                --                --
1.30%                                                 --                --            64,739                --                --
1.45%                                                 --                --            38,326                --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         11,724,911           336,928        13,086,633         2,236,433         8,126,971
-----------------------------------------------------------------------------------------------------------------------------------

                                              JANUS ASPEN       JANUS ASPEN         LAZARD           LM PTNRS             MFS
                                                JANUS,          ENTERPRISE,       RETIRE INTL       VAR SM CAP      INV GRO STOCK,
PRICE LEVEL                                      SERV              SERV            EQ, SERV          GRO, CL I          SERV CL
                                           ----------------------------------------------------------------------------------------
0.55%                                            276,939                --                --               992                --
0.75%                                         13,324,812           712,404         1,748,355            63,747         5,304,577
0.85%                                         28,396,602                --                --           259,943            99,309
0.95%                                          7,662,293           833,833         1,717,627            25,369         2,840,935
1.00%                                          3,505,488                --           236,491                --           285,381
1.05%                                         13,404,855                --                --           122,198            57,298
1.10%                                          8,448,827                --                --            33,641            39,891
1.20%                                          1,884,928                --           172,079               884            95,267
1.25%                                                 --                --                --                --                --
1.25%                                            175,268                --                --                --             5,942
1.30%                                          4,924,357                --                --            11,019            10,219
1.45%                                            502,174                --                --                --             2,719
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         82,506,543         1,546,237         3,874,552           517,793         8,741,538
-----------------------------------------------------------------------------------------------------------------------------------

                                                  MFS               MFS               MFS             NB AMT            NB AMT
                                               NEW DIS,        TOTAL RETURN,      UTILITIES,           INTL,        SOC RESPONSIVE,
PRICE LEVEL                                     SERV CL           SERV CL           SERV CL            CL S              CL S
                                           ----------------------------------------------------------------------------------------
0.55%                                              1,949             7,727            24,525            73,230                --
0.75%                                          3,032,852         1,535,489         2,718,743         4,518,973                --
0.85%                                                 --           853,612           939,423         7,536,329            92,025
0.95%                                          1,778,722           734,339         2,106,515         2,572,372                --
1.00%                                            109,520           178,576           307,154         1,086,091                --
1.05%                                                 --           143,559           961,781         3,541,012           124,627
1.10%                                                 --            18,943            68,404         2,223,499            56,004
1.20%                                             85,159           434,585           206,311           603,679                --
1.25%                                                 --                --                --                --                --
1.25%                                                 --            29,520            18,305            35,845             1,361
1.30%                                                 --           120,168            97,023         1,316,660             1,981
1.45%                                                 --            26,679            56,810            95,018                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          5,008,202         4,083,197         7,504,994        23,602,708           275,998
-----------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    87

                                                 OPPEN             OPPEN             OPPEN             OPPEN             PIMCO
                                              GLOBAL SEC      MAIN ST SM CAP    STRATEGIC BOND          VAL         VIT ALL ASSET,
PRICE LEVEL                                    VA, SERV          VA, SERV          VA, SERV          VA, SERV         ADVISOR CL
                                           ----------------------------------------------------------------------------------------
0.55%                                              4,291             2,780            182,010               --           206,557
0.75%                                          2,308,492         1,048,750         31,551,844               --        12,941,634
0.85%                                          1,223,644           478,196         28,991,659          754,482        23,225,675
0.95%                                          1,652,138           760,142         19,714,306               --         8,193,220
1.00%                                            663,934            98,545          5,964,702               --         3,612,730
1.05%                                            665,758           256,835         15,019,919          434,908        11,519,711
1.10%                                            112,390            11,829          9,250,672            5,444         7,589,475
1.20%                                            447,756           157,663          4,296,478               --         2,046,225
1.25%                                                 --                --                 --               --                --
1.25%                                              5,945             3,498            336,522           11,961           209,418
1.30%                                             64,823            42,699          6,568,193               --         4,557,383
1.45%                                             48,064                --            996,737            1,125           556,985
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          7,197,235         2,860,937        122,873,042        1,207,920        74,659,013
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                    PUT VT
                                                PIONEER           PIONEER         GLOBAL HLTH         PUT VT            PUT VT
                                              EQ INC VCT,      INTL VAL VCT,         CARE,           INTL EQ,        INTL NEW OPP,
PRICE LEVEL                                      CL II             CL II             CL IB             CL IB             CL IB
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --                --              7,980               --                --
0.75%                                          2,527,199           315,928          1,012,776        1,843,385           557,421
0.85%                                                 --                --                 --               --                --
0.95%                                            991,903            61,885            620,300          868,477           655,412
1.00%                                            163,839            58,506            227,960          179,503                --
1.05%                                                 --                --                 --               --                --
1.10%                                                 --                --                 --               --                --
1.20%                                             89,456             7,474             61,651           42,487                --
1.25%                                                 --                --                 --               --                --
1.25%                                                 --                --                 --               --                --
1.30%                                                 --                --                 --               --                --
1.45%                                                 --                --                 --               --                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          3,772,397           443,793          1,930,667        2,933,852         1,212,833
-----------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT            PUT VT             ROYCE             DISC              DISC
                                               NEW OPP,           VISTA,          MICRO-CAP,       ASSET ALLOC,      ASSET ALLOC,
PRICE LEVEL                                      CL IA             CL IB           INVEST CL           AGGR             CONSERV
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --               922                 --            1,000                --
0.75%                                                 --         1,926,368            317,241            1,070            74,825
0.85%                                                 --                --                 --           13,516            41,120
0.95%                                                 --           822,775            423,118               --           224,806
1.00%                                                 --            24,018                 --               --            18,390
1.05%                                                 --                --                 --               --            15,425
1.10%                                                 --                --                 --               --            18,241
1.20%                                                 --             2,048                 --               --           255,273
1.25%                                                 --                --                 --               --                --
1.25%                                          6,553,641                --                 --               --                --
1.30%                                                 --                --                 --               --             4,698
1.45%                                                 --                --                 --               --             8,740
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          6,553,641         2,776,131            740,359           15,586           661,518
-----------------------------------------------------------------------------------------------------------------------------------





 88    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                 DISC              DISC              DISC               RVS               RVS
                                             ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,        PTNRS VP          PTNRS VP
PRICE LEVEL                                       MOD            MOD AGGR         MOD CONSERV     FUNDAMENTAL VAL     SELECT VAL
                                           ----------------------------------------------------------------------------------------
0.55%                                                 --                --                --            222,752                --
0.75%                                            793,010           102,662           288,135         10,553,592           260,920
0.85%                                              2,385            18,111           220,296         20,446,223            38,371
0.95%                                            197,271            32,396           329,098          5,838,125            67,834
1.00%                                             11,761            80,340            40,292          2,730,604            47,023
1.05%                                            127,079            14,394                --          9,698,070            25,756
1.10%                                              2,032             1,688                --          6,268,535             8,909
1.20%                                             53,273             4,366                --          1,500,691             9,959
1.25%                                                 --                --                --                 --                --
1.25%                                                 --                --            26,939            124,700             4,574
1.30%                                                 --                --                --          3,670,257             4,322
1.45%                                              1,980                --               655            335,473                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                          1,188,791           253,957           905,415         61,389,022           467,668
-----------------------------------------------------------------------------------------------------------------------------------

                                                  RVS
                                               PTNRS VP           RVS VP            RVS VP            RVS VP            RVS VP
PRICE LEVEL                                   SM CAP VAL            BAL            CASH MGMT         DIV BOND         DIV EQ INC
                                           ----------------------------------------------------------------------------------------
0.55%                                            161,589             4,965            14,105          1,000,029           416,908
0.75%                                          9,275,047         1,563,554        20,528,912         36,244,248        25,626,121
0.85%                                         19,559,961           204,060         6,187,803         53,344,632        36,483,772
0.95%                                          5,355,109         1,255,791        17,220,528         25,908,100        16,588,362
1.00%                                          1,763,472           171,944         2,741,181          8,751,902         3,961,707
1.05%                                          9,166,346           142,641         7,111,410         28,146,624        17,747,866
1.10%                                          5,900,762               305         1,141,134         18,610,917        10,313,834
1.20%                                          1,067,970           161,572         3,444,398          6,022,169         2,867,226
1.25%                                                 --            24,334(1)        346,609(1)         645,424(1)             --
1.25%                                            106,208         5,126,228(2)      3,839,465(2)       6,326,249(2)        251,584
1.30%                                          3,421,982             7,965         1,811,928         12,147,817         6,251,511
1.45%                                            269,077            13,705         1,186,407          1,847,176           590,647
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         56,047,523         8,677,064        65,573,880        198,995,287       121,099,538
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            RVS VP                              RVS VP
                                                GLOBAL       GLOBAL INFLATION       SEL VP           HI YIELD           RVS VP
PRICE LEVEL                                      BOND            PROT SEC             GRO              BOND             INC OPP
                                           ----------------------------------------------------------------------------------------
0.55%                                            107,723            87,983             1,787              2,330            74,420
0.75%                                         10,759,831         9,289,697         7,358,817          8,622,312         7,713,608
0.85%                                         17,304,535        10,748,905           447,142            733,392        13,694,399
0.95%                                          7,887,121         6,092,811         4,064,616          6,762,253         4,528,569
1.00%                                          2,481,607         2,228,432           471,937            820,961         1,894,006
1.05%                                          9,050,313         6,175,802           298,821            594,229         6,841,301
1.10%                                          5,845,475         3,537,702            13,467             78,621         4,458,950
1.20%                                          2,093,366         1,804,989           279,302            817,743         1,097,906
1.25%                                            176,097(1)             --                --              5,843(1)             --
1.25%                                          2,071,128(2)        120,149                --          3,431,119(2)        123,577
1.30%                                          3,814,526         2,356,511            38,403            116,480         2,619,003
1.45%                                            560,831           343,387                --             34,670           272,183
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         62,152,553        42,786,368        12,974,292         22,019,953        43,317,922
-----------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    89

                                                                  SEL VP            RVS VP            RVS VP
                                                RVS VP            LG CAP            MID CAP           MID CAP           RVS VP
PRICE LEVEL                                     DYN EQ              VAL               GRO               VAL             S&P 500
                                           ----------------------------------------------------------------------------------------
0.55%                                             20,626                --               263           199,929            87,456
0.75%                                         14,517,568            95,343         1,091,099         3,560,517         5,907,265
0.85%                                            166,411            25,069            44,163         5,566,762           224,696
0.95%                                          6,962,226            57,638           697,568         2,372,811         4,734,144
1.00%                                            954,404            10,316           104,196           751,489           418,722
1.05%                                            129,146             7,022            51,275         2,909,507           161,396
1.10%                                                 --             8,038            14,799         1,546,781           152,140
1.20%                                            602,447             5,074            42,959           454,467           417,221
1.25%                                                 --(1)             --             3,154(1)             --                --
1.25%                                         13,692,597(2)             --         3,675,437(2)         30,429                --
1.30%                                                 --                --                --           947,209            32,190
1.45%                                                 --                --             1,292            71,273             1,345
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         37,045,425           208,500         5,726,205        18,411,174        12,136,575
-----------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            SEL VP            THDL VP           THDL VP            THIRD
                                                 SHORT            SM CAP             EMER              INTL               AVE
PRICE LEVEL                                    DURATION             VAL              MKTS               OPP               VAL
                                           ----------------------------------------------------------------------------------------
0.55%                                             28,373                --           104,897            11,417                --
0.75%                                          7,386,037         1,628,320         4,783,789         2,244,992           676,513
0.85%                                          1,284,269            39,679        11,397,834           124,515                --
0.95%                                          6,695,238           922,409         3,087,188         2,293,091           961,223
1.00%                                            972,365           136,237           809,146           168,161                --
1.05%                                            609,307            78,883         5,505,303           211,907                --
1.10%                                            306,059            42,877         3,290,305             4,318                --
1.20%                                            737,741            92,488           536,418           127,174                --
1.25%                                                 --                --                --               718(1)             --
1.25%                                                941             4,135            66,254         6,192,349(2)             --
1.30%                                            279,903             8,190         1,825,901            26,736                --
1.45%                                             81,406             2,227           167,844             2,849                --
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         18,381,639         2,955,445        31,574,879        11,408,227         1,637,736
-----------------------------------------------------------------------------------------------------------------------------------

                                               VANK LIT          VANK UIF          VANK UIF
                                               COMSTOCK,          GLOBAL         MID CAP GRO,         WANGER            WANGER
PRICE LEVEL                                      CL II        REAL EST, CL II        CL II             INTL               USA
                                           ----------------------------------------------------------------------------------------
0.55%                                            152,294            71,012             1,846            64,502            74,472
0.75%                                         12,694,557         4,527,699         1,210,482        10,493,557        11,267,705
0.85%                                         16,049,147         7,885,017           306,526         8,104,269         8,696,982
0.95%                                          6,904,229         2,665,147           622,072         6,744,423         7,776,655
1.00%                                          2,880,481           962,045           114,303           925,936         1,637,979
1.05%                                          7,463,317         3,632,527           302,162         3,842,128         4,141,876
1.10%                                          4,844,235         2,196,190            89,479         2,132,938         2,103,195
1.20%                                          2,029,513           539,802           145,508           648,081         1,256,334
1.25%                                                 --                --                --                --                --
1.25%                                             90,656            48,168             8,999            56,466            69,148
1.30%                                          2,872,549         1,282,472            23,841         1,310,557         1,338,516
1.45%                                            261,614           101,024             2,382           171,553           108,694
-----------------------------------------------------------------------------------------------------------------------------------
Total                                         56,242,592        23,911,103         2,827,600        34,494,410        38,471,556
-----------------------------------------------------------------------------------------------------------------------------------





 90    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                         WF ADV            WF ADV            WF ADV            WF ADV
                                                           VT                VT                VT                VT
PRICE LEVEL                                            ASSET ALLOC        INTL CORE            OPP           SM CAP GRO
                                                    ----------------------------------------------------------------------
0.55%                                                          --                --                --                --
0.75%                                                   2,101,062           823,846           976,617         1,865,257
0.85%                                                          --                --            71,338           518,681
0.95%                                                   1,472,550           284,487           895,772         1,242,536
1.00%                                                     269,491            13,253            42,510           100,060
1.05%                                                          --                --           151,020           382,061
1.10%                                                          --                --             9,345            61,591
1.20%                                                      93,411             6,924            38,954           146,887
1.25%                                                          --                --                --                --
1.25%                                                          --                --               293            35,982
1.30%                                                          --                --                --            40,063
1.45%                                                          --                --             1,005             2,129
--------------------------------------------------------------------------------------------------------------------------
Total                                                   3,936,514         1,128,510         2,186,854         4,395,247
--------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    91

The following is a summary of net assets at Dec. 31, 2008:



                                                AIM VI           AIM VI           AIM VI           AIM VI           AIM VI
                                              CAP APPR,        CAP APPR,         CAP DEV,         CAP DEV,         CORE EQ,
PRICE LEVEL                                     SER I            SER II           SER I            SER II           SER I
                                           -----------------------------------------------------------------------------------
0.55%                                          $     --        $    9,930       $       --      $        55      $        --
0.75%                                           214,808         3,141,187          319,760          619,091               --
0.85%                                                --           131,133               --          363,782               --
0.95%                                           262,170         1,626,698          149,516          302,354               --
1.00%                                                --           494,774               --           19,218               --
1.05%                                                --            40,284               --          203,567               --
1.10%                                                --            15,258               --            2,499               --
1.20%                                                --           446,590               --           61,083               --
1.25%                                                --                --               --               --               --
1.25%                                                --               638               --           11,810       11,052,695
1.30%                                                --            17,524               --            2,170               --
1.45%                                                --             1,840               --            2,706               --
------------------------------------------------------------------------------------------------------------------------------
Total                                          $476,978        $5,925,856       $  469,276      $ 1,588,335      $11,052,695
------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI           AIM VI           AIM VI           AIM VI           AIM VI
                                                 DYN,          FIN SERV,        FIN SERV,       GLOBAL HLTH       INTL GRO,
PRICE LEVEL                                     SER I            SER I            SER II        CARE, SER II        SER II
                                           -----------------------------------------------------------------------------------
0.55%                                          $     --        $    8,525       $       --      $    26,350      $    90,178
0.75%                                           152,296           331,686               --          473,145        5,130,776
0.85%                                                --                --          239,970          441,496       10,343,412
0.95%                                           151,307           217,310               --          434,045        2,956,117
1.00%                                             8,141            35,777               --           28,359        1,312,910
1.05%                                                --                --          227,782          413,213        4,895,695
1.10%                                                --                --           28,405           37,930        3,074,692
1.20%                                                37             6,853               --           21,902          700,319
1.25%                                                --                --               --               --               --
1.25%                                                --                --            4,382            6,618           72,789
1.30%                                                --                --            9,268           37,798        1,791,945
1.45%                                                --                --            1,453            1,743          203,705
------------------------------------------------------------------------------------------------------------------------------
Total                                          $311,781        $  600,151       $  511,260      $ 1,922,599      $30,572,538
------------------------------------------------------------------------------------------------------------------------------

                                                AIM VI           AB VPS           AB VPS           AB VPS           AB VPS
                                                TECH,         GLOBAL TECH,      GRO & INC,       INTL VAL,       LG CAP GRO,
PRICE LEVEL                                     SER I             CL B             CL B             CL B             CL B
                                           -----------------------------------------------------------------------------------
0.55%                                          $ 32,954        $       42       $       68      $   138,231      $        --
0.75%                                           547,822           218,643        5,279,173       14,421,009               --
0.85%                                                --           400,378          343,881       11,695,175           60,404
0.95%                                           287,786           175,124        2,599,753        7,813,440               --
1.00%                                            72,983            27,342          373,688        2,373,821               --
1.05%                                                --           340,981          152,776        5,652,535           63,721
1.10%                                                --            28,792           12,572        3,419,603            7,180
1.20%                                            48,302            17,135          345,702        1,519,540               --
1.25%                                                --                --               --               --               --
1.25%                                                --             3,797               70          126,777               75
1.30%                                                --            19,153           50,345        2,177,017               81
1.45%                                                --             1,268           26,132          214,865               74
------------------------------------------------------------------------------------------------------------------------------
Total                                          $989,847        $1,232,655       $9,184,160      $49,552,013      $   131,535
------------------------------------------------------------------------------------------------------------------------------





 92    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                AC VP            AC VP            AC VP            AC VP            AC VP
                                                INTL,            INTL,         MID CAP VAL,        ULTRA,            VAL,
PRICE LEVEL                                      CL I            CL II            CL II            CL II             CL I
                                           -----------------------------------------------------------------------------------
0.55%                                        $        --       $    3,066      $    50,135      $        48      $        --
0.75%                                            319,671        1,322,061        2,148,382          539,232          969,649
0.85%                                                 --               --        4,667,762          427,759               --
0.95%                                            481,070        1,177,929        1,254,142          270,366          989,974
1.00%                                                 --          139,469          517,504           92,856               --
1.05%                                                 --               --        2,310,793          297,506               --
1.10%                                                 --               --        1,302,089           26,158               --
1.20%                                                 --          257,283          267,259           80,535               --
1.25%                                                 --               --               --               --               --
1.25%                                                 --               --           36,074            1,799       10,147,204
1.30%                                                 --               --          786,449               --               --
1.45%                                                 --               --           86,795            1,215               --
------------------------------------------------------------------------------------------------------------------------------
Total                                        $   800,741       $2,899,808      $13,427,384      $ 1,737,474      $12,106,827
------------------------------------------------------------------------------------------------------------------------------

                                                AC VP           CALVERT            COL              COL          COL MARSICO
                                                 VAL,              VS           HI YIELD,       MARSICO GRO,      INTL OPP,
PRICE LEVEL                                     CL II          SOCIAL BAL        VS CL B          VS CL A          VS CL B
                                           -----------------------------------------------------------------------------------
0.55%                                        $    35,026       $    4,444      $       815      $   198,144      $   130,058
0.75%                                          7,798,485          957,147        1,110,157       12,136,838        1,296,512
0.85%                                          1,389,731               --          426,123       19,923,531          654,651
0.95%                                          4,432,706        1,174,567          715,840        7,829,527          646,865
1.00%                                            775,559           30,752          210,360        2,639,423          137,739
1.05%                                            506,914               --          301,174        9,446,143          377,044
1.10%                                            147,463               --           84,566        5,761,335           93,263
1.20%                                            661,812          284,815          288,841        1,433,033          178,570
1.25%                                                 --               --               --               --               --
1.25%                                             12,088               --            7,872          121,648           11,762
1.30%                                            102,481               --          338,636        3,296,534           64,455
1.45%                                             14,354               --           40,999          311,418           10,845
------------------------------------------------------------------------------------------------------------------------------
Total                                        $15,876,619       $2,451,725      $ 3,525,383      $63,097,574      $ 3,601,764
------------------------------------------------------------------------------------------------------------------------------

                                                  CS               CS               CS            DREY VIF         DREY VIF
                                              COMMODITY         U.S. EQ          U.S. EQ          INTL EQ,        INTL VAL,
PRICE LEVEL                                     RETURN          FLEX III          FLEX I            SERV             SERV
                                           -----------------------------------------------------------------------------------
0.55%                                        $     7,524       $       --      $        --      $        --      $        --
0.75%                                            872,962           55,727               --               --               --
0.85%                                            397,445               --               --           74,287           29,746
0.95%                                          1,038,783          110,565               --               --               --
1.00%                                            207,909               --               --               --               --
1.05%                                            240,468               --               --           89,276           60,642
1.10%                                             69,650               --               --           34,482            4,044
1.20%                                            123,014               --               --               --               --
1.25%                                                 --               --               --               --               --
1.25%                                              4,088               --        5,014,499            2,014              671
1.30%                                             63,901               --               --           14,032            1,890
1.45%                                              6,827               --               --              634               55
------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 3,032,571       $  166,292      $ 5,014,499      $   214,725      $    97,048
------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    93

                                                EV VT            EG VA            EG VA           FID VIP          FID VIP
                                            FLOATING-RATE     FUNDAMENTAL        INTL EQ,       CONTRAFUND,       GRO & INC,
PRICE LEVEL                                      INC          LG CAP, CL 2         CL 2          SERV CL 2         SERV CL
                                           -----------------------------------------------------------------------------------
0.55%                                        $    55,483      $        --      $     1,398      $   171,460       $       --
0.75%                                          5,300,362          794,194          814,910       13,894,722        1,041,550
0.85%                                          8,161,161           31,492          136,013       18,258,330               --
0.95%                                          3,354,126          460,621          445,289        8,260,356        1,287,363
1.00%                                          1,409,350          240,695          180,601        2,588,580               --
1.05%                                          4,422,639           74,848           80,982        8,785,984               --
1.10%                                          2,813,879            1,051            7,779        5,135,198               --
1.20%                                            836,536           52,762          113,899        1,734,424               --
1.25%                                                 --               --               --               --               --
1.25%                                            174,491              770            2,079          119,324               --
1.30%                                          1,856,135           11,520            5,109        3,141,431               --
1.45%                                            389,582            4,265            5,287          291,915               --
------------------------------------------------------------------------------------------------------------------------------
Total                                        $28,773,744      $ 1,672,218      $ 1,793,346      $62,381,724       $2,328,913
------------------------------------------------------------------------------------------------------------------------------

                                               FID VIP          FID VIP          FID VIP          FID VIP          FID VIP
                                              GRO & INC,        MID CAP,         MID CAP,        OVERSEAS,        OVERSEAS,
PRICE LEVEL                                   SERV CL 2         SERV CL         SERV CL 2         SERV CL         SERV CL 2
                                           -----------------------------------------------------------------------------------
0.55%                                        $        31      $        --      $   121,024      $        --       $    4,116
0.75%                                          6,757,820        2,421,668       20,889,889          343,903        4,536,944
0.85%                                                 --               --       12,607,590               --          632,937
0.95%                                          4,266,364        2,391,965       11,700,546          545,715        2,746,822
1.00%                                          1,176,609               --        3,199,171               --          354,651
1.05%                                                 --               --        5,825,138               --          445,708
1.10%                                                 --               --        3,448,477               --           68,795
1.20%                                            900,342               --        2,211,668               --          373,383
1.25%                                                 --               --               --               --               --
1.25%                                                 --               --          106,797               --            6,523
1.30%                                                 --               --        2,110,856               --           58,337
1.45%                                                 --               --          243,499               --           26,198
------------------------------------------------------------------------------------------------------------------------------
Total                                        $13,101,166      $ 4,813,633      $62,464,655      $   889,618       $9,254,414
------------------------------------------------------------------------------------------------------------------------------

                                                FTVIPT           FTVIPT           FTVIPT           FTVIPT           FTVIPT
                                             FRANK GLOBAL     FRANK SM CAP    MUTUAL SHARES    TEMP DEV MKTS       TEMP FOR
PRICE LEVEL                                 REAL EST, CL 2     VAL, CL 2        SEC, CL 2        SEC, CL 1        SEC, CL 2
                                           -----------------------------------------------------------------------------------
0.55%                                        $    12,290      $     5,100      $    14,779      $        --       $       --
0.75%                                          4,523,812        5,058,768        6,920,398               --          149,798
0.85%                                            372,576          917,840        1,586,083               --               --
0.95%                                          2,983,093        2,958,418        3,593,783               --          188,291
1.00%                                            418,084          455,597        1,172,990               --               --
1.05%                                            250,108          462,028          709,194               --               --
1.10%                                             19,550           95,657          311,459               --               --
1.20%                                            358,200          262,776          697,008               --               --
1.25%                                                 --               --               --               --               --
1.25%                                              6,011           16,771           49,120        5,310,647               --
1.30%                                             49,505           32,959          303,767               --               --
1.45%                                              6,993           26,410           50,586               --               --
------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 9,000,222      $10,292,324      $15,409,167      $ 5,310,647       $  338,089
------------------------------------------------------------------------------------------------------------------------------





 94    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                GS VIT           GS VIT           GS VIT        JANUS ASPEN      JANUS ASPEN
                                             MID CAP VAL,    STRUCTD SM CAP    STRUCTD U.S.        GLOBAL         OVERSEAS,
PRICE LEVEL                                      INST           EQ, INST         EQ, INST        TECH, SERV          SERV
                                           -----------------------------------------------------------------------------------
0.55%                                        $    19,672       $       --       $    7,273      $        --       $       --
0.75%                                          9,400,636           83,878        4,556,522          379,119        3,992,021
0.85%                                                 --               --          224,724               --               --
0.95%                                          6,199,228          214,851        2,791,529          271,770        2,942,269
1.00%                                          1,103,971               --          600,675           10,956          144,475
1.05%                                                 --               --          121,783               --               --
1.10%                                                 --               --           37,019               --               --
1.20%                                            810,234               --          458,664           24,290          173,624
1.25%                                                 --               --               --               --               --
1.25%                                                 --               --            5,541               --               --
1.30%                                                 --               --           44,038               --               --
1.45%                                                 --               --           25,978               --               --
------------------------------------------------------------------------------------------------------------------------------
Total                                        $17,533,741       $  298,729       $8,873,746      $   686,135       $7,252,389
------------------------------------------------------------------------------------------------------------------------------

                                             JANUS ASPEN      JANUS ASPEN         LAZARD          LM PTNRS           MFS
                                                JANUS,        ENTERPRISE,      RETIRE INTL       VAR SM CAP     INV GRO STOCK,
PRICE LEVEL                                      SERV             SERV           EQ, SERV        GRO, CL I         SERV CL
                                           -----------------------------------------------------------------------------------
0.55%                                        $   175,785       $       --       $       56      $       642       $       50
0.75%                                          8,430,185          281,105        1,581,520           38,217        2,470,958
0.85%                                         17,935,388               --               --          155,578           77,278
0.95%                                          4,831,676          328,822        1,526,500           15,158        1,301,731
1.00%                                          2,208,503               --          307,486               45          260,826
1.05%                                          8,438,297               --               --           72,891           44,345
1.10%                                          5,314,163               --               --           20,050           30,847
1.20%                                          1,183,581               --          220,991              525           86,002
1.25%                                                 --               --               --               --               --
1.25%                                            109,947               --               --               45            4,635
1.30%                                          3,086,882               --               --            6,590            7,861
1.45%                                            314,098               --               --               45            2,141
------------------------------------------------------------------------------------------------------------------------------
Total                                        $52,028,505       $  609,927       $3,636,553      $   309,786       $4,286,674
------------------------------------------------------------------------------------------------------------------------------

                                                 MFS              MFS              MFS             NB AMT           NB AMT
                                               NEW DIS,      TOTAL RETURN,      UTILITIES,         INTL,       SOC RESPONSIVE,
PRICE LEVEL                                    SERV CL          SERV CL          SERV CL            CL S             CL S
                                           -----------------------------------------------------------------------------------
0.55%                                        $     1,458       $    7,162       $   30,824      $    41,862       $       --
0.75%                                          1,728,358        1,411,571        3,780,836        2,569,724               --
0.85%                                                 --          748,693          884,443        4,862,934           68,898
0.95%                                            997,015          669,410        2,894,713        1,454,956               --
1.00%                                            102,038          162,464          614,512          613,652               --
1.05%                                                 --          125,278          906,113        2,273,674           92,848
1.10%                                                 --           16,511           63,989        1,425,950           41,674
1.20%                                             78,375          392,144          417,272          339,201               --
1.25%                                                 --               --               --               --               --
1.25%                                                 --           25,635           17,032           22,906            1,064
1.30%                                                 --          104,224           90,267          840,372            1,575
1.45%                                                 --           23,055           52,641           60,418               55
------------------------------------------------------------------------------------------------------------------------------
Total                                        $ 2,907,244       $3,686,147       $9,752,642      $14,505,649       $  206,114
------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    95

                                                OPPEN            OPPEN            OPPEN            OPPEN            PIMCO
                                              GLOBAL SEC     MAIN ST SM CAP   STRATEGIC BOND        VAL         VIT ALL ASSET,
PRICE LEVEL                                    VA, SERV         VA, SERV         VA, SERV         VA, SERV        ADVISOR CL
                                           -----------------------------------------------------------------------------------
0.55%                                         $    3,794       $    2,247      $    187,414      $       --      $   193,986
0.75%                                          2,032,851          818,864        32,218,856              --       12,088,740
0.85%                                            899,655          330,957        28,354,659         489,755       21,741,091
0.95%                                          1,442,814          588,490        20,006,735              --        7,612,364
1.00%                                            578,487           76,149         6,029,329              --        3,352,302
1.05%                                            487,082          176,797        14,627,932         281,012       10,730,613
1.10%                                             82,124            8,137         8,992,269           3,520        7,061,164
1.20%                                            387,029          120,824         4,306,621              --        1,888,506
1.25%                                                 --               --                --              --               --
1.25%                                              4,329            2,448           325,889           7,742          194,096
1.30%                                             47,135           29,227         6,352,901              49        4,219,293
1.45%                                             34,821               50           960,569             768          513,806
------------------------------------------------------------------------------------------------------------------------------
Total                                         $6,000,121       $2,154,190      $122,363,174      $  782,846      $69,595,961
------------------------------------------------------------------------------------------------------------------------------

                                                                                  PUT VT
                                               PIONEER          PIONEER        GLOBAL HLTH         PUT VT           PUT VT
                                             EQ INC VCT,     INTL VAL VCT,        CARE,           INTL EQ,      INTL NEW OPP,
PRICE LEVEL                                     CL II            CL II            CL IB            CL IB            CL IB
                                           -----------------------------------------------------------------------------------
0.55%                                         $       --       $       --      $      7,773      $       45      $        --
0.75%                                          2,529,165          194,676           914,326       1,797,995          385,264
0.85%                                                 --               --                --              --               --
0.95%                                            970,295           37,983           551,694         839,055          445,574
1.00%                                            193,662           35,851           248,236         217,893               --
1.05%                                                 --               --                --              --               --
1.10%                                                 --               --                --              --               --
1.20%                                            103,751            4,563            66,289          50,943               --
1.25%                                                 --               --                --              --               --
1.25%                                                 --               --                --              --               --
1.30%                                                 --               --                --              --               --
1.45%                                                 --               --                --              --               --
------------------------------------------------------------------------------------------------------------------------------
Total                                         $3,796,873       $  273,073      $  1,788,318      $2,905,931      $   830,838
------------------------------------------------------------------------------------------------------------------------------

                                                PUT VT           PUT VT           ROYCE             DISC             DISC
                                               NEW OPP,          VISTA,         MICRO-CAP,      ASSET ALLOC,     ASSET ALLOC,
PRICE LEVEL                                     CL IA            CL IB          INVEST CL           AGGR           CONSERV
                                           -----------------------------------------------------------------------------------
0.55%                                         $       --       $      673      $         --      $      763      $        63
0.75%                                                 --          699,298           451,588             811           62,908
0.85%                                                 --               --                --           9,631           34,550
0.95%                                                 --          293,789           592,471              53          188,754
1.00%                                                 --           22,318                --              53           15,436
1.05%                                                 --               --                --              53           12,942
1.10%                                                 --               --                --              53           15,300
1.20%                                                 --            1,880                --              53          214,040
1.25%                                                 --               --                --              --               --
1.25%                                          5,669,007               --                --              53               76
1.30%                                                 --               --                --              53            3,935
1.45%                                                 --               --                --              53            7,314
------------------------------------------------------------------------------------------------------------------------------
Total                                         $5,669,007       $1,017,958      $  1,044,059      $   11,629      $   555,318
------------------------------------------------------------------------------------------------------------------------------





 96    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                 DISC              DISC              DISC             RVS              RVS
                                             ASSET ALLOC,      ASSET ALLOC,      ASSET ALLOC,       PTNRS VP         PTNRS VP
PRICE LEVEL                                      MOD             MOD AGGR        MOD CONSERV    FUNDAMENTAL VAL     SELECT VAL
                                           -------------------------------------------------------------------------------------
0.55%                                        $        57       $        55       $        59      $    152,681     $         40
0.75%                                            602,250            75,491           229,093         7,195,158          206,348
0.85%                                              1,866            13,311           175,035        14,320,758           28,447
0.95%                                            149,613            23,793           261,312         3,959,106           53,195
1.00%                                              8,918            58,987            31,982         1,849,237           36,801
1.05%                                             96,319            10,565                59         6,759,604           19,003
1.10%                                              1,596             1,293                59         4,363,768            6,620
1.20%                                             40,336             3,259                77         1,010,892            7,730
1.25%                                                 --                --                --                --               --
1.25%                                                 57                55            21,347            86,494            3,413
1.30%                                                 57                55                59         2,542,713            3,170
1.45%                                              1,553                55               578           231,560               54
--------------------------------------------------------------------------------------------------------------------------------
Total                                        $   902,622       $   186,919       $   719,660      $ 42,471,971     $    364,821
--------------------------------------------------------------------------------------------------------------------------------

                                                 RVS
                                               PTNRS VP           RVS VP            RVS VP           RVS VP           RVS VP
PRICE LEVEL                                   SM CAP VAL           BAL            CASH MGMT         DIV BOND        DIV EQ INC
                                           -------------------------------------------------------------------------------------
0.55%                                        $   137,680       $     4,215       $    15,874      $  1,033,841     $    374,053
0.75%                                         11,350,620         1,216,923        23,871,366        45,501,415       28,985,973
0.85%                                         14,500,689           160,067         6,627,758        53,608,924       26,281,215
0.95%                                          6,457,181           975,039        19,707,863        31,955,307       18,510,085
1.00%                                          2,269,620           174,520         3,002,418         9,635,043        5,414,829
1.05%                                          6,762,096           111,343         7,579,883        28,144,046       12,727,626
1.10%                                          4,347,796               295         1,214,765        18,586,228        7,384,626
1.20%                                          1,357,678           161,988         3,726,094         6,549,142        3,870,924
1.25%                                                 --            18,902(1)        367,584(1)        642,227(1)            --
1.25%                                             77,973         6,391,084(2)      4,993,560(2)      8,710,633(2)       179,474
1.30%                                          2,509,241             6,180         1,919,407        12,073,291        4,454,141
1.45%                                            196,584            10,594         1,252,107         1,898,219          457,960
--------------------------------------------------------------------------------------------------------------------------------
Total                                        $49,967,158       $ 9,231,150       $74,278,679      $218,338,316     $108,640,906
--------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP            RVS VP                             RVS VP
                                                GLOBAL       GLOBAL INFLATION       SEL VP          HI YIELD          RVS VP
PRICE LEVEL                                      BOND            PROT SEC            GRO              BOND           INC OPP
                                           -------------------------------------------------------------------------------------
0.55%                                        $   118,156       $    98,378       $     1,252      $      2,024     $     68,163
0.75%                                         16,718,262        10,301,164         2,488,962         9,089,476        7,006,942
0.85%                                         18,872,798        11,585,592           291,786           586,272       11,867,636
0.95%                                         12,066,347         6,700,891         1,359,755         7,032,438        4,079,838
1.00%                                          3,288,056         2,445,543           380,815           975,706        1,702,473
1.05%                                          9,821,398         6,624,325           194,040           472,710        5,898,964
1.10%                                          6,335,691         3,789,787             8,735            62,464        3,840,009
1.20%                                          2,738,667         1,964,582           222,615           958,613          978,835
1.25%                                            190,176(1)             --                --             4,626(1)            --
1.25%                                          3,219,489(2)        128,243                48         3,893,239(2)       106,037
1.30%                                          4,114,405         2,512,153            24,786            92,095        2,244,511
1.45%                                            602,726           364,741                47            27,310          232,419
--------------------------------------------------------------------------------------------------------------------------------
Total                                        $78,086,171       $46,515,399       $ 4,972,841      $ 23,196,973     $ 38,025,827
--------------------------------------------------------------------------------------------------------------------------------





                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    97

                                                                 SEL VP           RVS VP           RVS VP
                                                RVS VP           LG CAP          MID CAP          MID CAP           RVS VP
PRICE LEVEL                                     DYN EQ            VAL              GRO              VAL            S&P 500
                                           -----------------------------------------------------------------------------------
0.55%                                        $    15,151      $        39      $       221      $   146,142      $    69,644
0.75%                                          7,629,357           71,632          824,165        2,892,783        3,891,915
0.85%                                            112,806           17,193           30,734        3,722,274          167,396
0.95%                                          3,627,223           42,946          522,411        1,913,645        3,067,770
1.00%                                            827,897            7,671           89,124          604,926          420,460
1.05%                                             87,117            4,793           35,509        1,936,005          119,655
1.10%                                                 65            5,480           10,235        1,027,987          112,648
1.20%                                            517,675            3,742           36,296          363,150          413,842
1.25%                                                 65(1)            --            2,225(1)            --               --
1.25%                                         12,156,362(2)            50        2,169,273(2)        20,148               55
1.30%                                                 65               50               51          626,397           23,718
1.45%                                                 65               49              937           46,960              988
------------------------------------------------------------------------------------------------------------------------------
Total                                        $24,973,848      $   153,645      $ 3,721,181      $13,300,417      $ 8,288,091
------------------------------------------------------------------------------------------------------------------------------

                                                RVS VP           SEL VP          THDL VP          THDL VP           THIRD
                                                SHORT            SM CAP            EMER             INTL             AVE
PRICE LEVEL                                    DURATION           VAL              MKTS             OPP              VAL
                                           -----------------------------------------------------------------------------------
0.55%                                        $    31,252      $        54      $   127,276      $    11,233      $        --
0.75%                                          8,915,825        1,375,909        7,424,799        1,594,217          870,734
0.85%                                          1,324,646           26,184        9,274,999           95,832               --
0.95%                                          7,950,800          760,986        4,706,526        1,601,738        1,217,099
1.00%                                          1,014,207          151,137        1,534,090          221,292               --
1.05%                                            625,420           51,849        4,458,109          162,296               --
1.10%                                            313,756           28,150        2,661,201            3,359               --
1.20%                                            760,123          101,351        1,004,614          165,311               --
1.25%                                                 --               --               --              547(1)            --
1.25%                                              3,005            2,753           53,390        5,941,830(2)            --
1.30%                                            285,551            5,349        1,469,625           20,352               --
1.45%                                            153,858            1,498          134,599           21,241               --
------------------------------------------------------------------------------------------------------------------------------
Total                                        $21,378,443      $ 2,505,220      $32,849,228      $ 9,839,248      $ 2,087,833
------------------------------------------------------------------------------------------------------------------------------

                                               VANK LIT         VANK UIF         VANK UIF
                                              COMSTOCK,          GLOBAL        MID CAP GRO,        WANGER           WANGER
PRICE LEVEL                                     CL II       REAL EST, CL II       CL II             INTL             USA
                                           -----------------------------------------------------------------------------------
0.55%                                        $   116,433      $    43,892      $     1,179      $    72,288      $    57,845
0.75%                                          9,625,467        2,783,671          769,013       11,059,698       13,039,333
0.85%                                         11,179,481        4,933,155          225,404        6,211,969        6,096,924
0.95%                                          5,191,908        1,629,856          393,074        6,986,136        8,862,699
1.00%                                          2,161,552          587,625           72,109        1,822,406        1,982,669
1.05%                                          5,173,386        2,261,720          221,050        2,930,740        2,889,420
1.10%                                          3,353,840        1,365,637           65,350        1,624,989        1,465,400
1.20%                                          1,510,585          327,884           91,242        1,259,876        1,502,079
1.25%                                                 --               --               --               --               --
1.25%                                             62,536           29,869            6,551           42,855           48,027
1.30%                                          1,979,004          793,572           17,339          993,483          928,130
1.45%                                            179,641           62,266            1,726          129,571           75,052
------------------------------------------------------------------------------------------------------------------------------
Total                                        $40,533,833      $14,819,147      $ 1,864,037      $33,134,011      $36,947,578
------------------------------------------------------------------------------------------------------------------------------





 98    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                         WF ADV           WF ADV           WF ADV           WF ADV
                                                           VT               VT               VT               VT
PRICE LEVEL                                           ASSET ALLOC       INTL CORE           OPP           SM CAP GRO
                                                    ------------------------------------------------------------------
0.55%                                                  $       --        $     --        $       60       $       52
0.75%                                                   2,018,650         680,318           836,859        1,447,787
0.85%                                                          --              --            51,864          414,436
0.95%                                                   1,393,279         224,585           756,305          949,949
1.00%                                                     293,527          14,789            46,899          126,905
1.05%                                                          --              --           109,369          303,749
1.10%                                                          --              --             6,823           48,909
1.20%                                                      99,588           7,606            42,450          184,017
1.25%                                                          --              --                --               --
1.25%                                                          --              --               281           28,471
1.30%                                                          --              --                71           31,657
1.45%                                                          --              --               790            1,676
----------------------------------------------------------------------------------------------------------------------
Total                                                  $3,805,044        $927,298        $1,851,771       $3,537,608
----------------------------------------------------------------------------------------------------------------------




  (1) Applicable to RAVA 4 Advantage, RAVA 4 Select and RAVA 4 Access products only.


  (2) Applicable to FPA product only.



                         RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    99

9.  FINANCIAL HIGHLIGHTS


The following is a summary for each period in the five year period ended Dec. 31, 2008 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense. Some of these subaccounts only offer one price level.



                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------
AIM VI CAP APPR, SER I
2008                   1,101      $0.44  to  $0.43          $477            --      0.75%   to  0.95%  (42.92%)     to  (43.04%)
2007                   1,650      $0.77  to  $0.75        $1,253            --      0.75%   to  0.95%   11.17%      to   10.95%
2006                   1,938      $0.69  to  $0.68        $1,325         0.06%      0.75%   to  0.95%    5.51%      to    5.30%
2005                   2,111      $0.65  to  $0.65        $1,370         0.06%      0.75%   to  0.95%    8.02%      to    7.81%
2004                   2,381      $0.60  to  $0.60        $1,432            --      0.75%   to  0.95%    5.83%      to    5.62%
------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP APPR, SER II
2008                   8,123      $0.74  to  $0.70        $5,926            --      0.55%   to  1.45%  (42.94%)     to  (43.45%)
2007                   9,492      $1.30  to  $1.24       $12,160            --      0.55%   to  1.45%   11.12%      to   10.12%
2006                  10,168      $1.17  to  $1.13       $11,762            --      0.55%   to  1.45%    5.48%      to   10.65%(9)
2005                  12,337      $1.11  to  $1.34       $13,662            --      0.55%   to  1.20%    7.98%      to    7.29%
2004                   3,288      $1.03  to  $1.25        $3,328            --      0.55%   to  1.20%    2.62%(4)   to    5.07%
------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER I
2008                     626      $0.75  to  $0.74          $469            --      0.75%   to  0.95%  (47.42%)     to  (47.53%)
2007                     798      $1.43  to  $1.41        $1,138            --      0.75%   to  0.95%   10.01%      to    9.79%
2006                     955      $1.30  to  $1.29        $1,238            --      0.75%   to  0.95%   15.65%      to   15.42%
2005                   1,145      $1.13  to  $1.11        $1,284            --      0.75%   to  0.95%    8.79%      to    8.57%
2004                   1,315      $1.03  to  $1.03        $1,355            --      0.75%   to  0.95%   14.64%      to   14.41%
------------------------------------------------------------------------------------------------------------------------------

AIM VI CAP DEV, SER II
2008                   2,060      $0.76  to  $0.65        $1,588            --      0.55%   to  1.45%  (47.42%)     to  (47.89%)
2007                   2,571      $1.45  to  $1.25        $3,873            --      0.55%   to  1.45%    9.94%      to    8.95%
2006                   2,255      $1.32  to  $1.15        $3,311            --      0.55%   to  1.45%   15.62%      to   12.15%(9)
2005                   1,938      $1.14  to  $1.60        $2,518            --      0.55%   to  1.20%    8.67%      to    7.97%
2004                   1,713      $1.05  to  $1.49        $2,044            --      0.55%   to  1.20%    5.05%(4)   to   13.90%
------------------------------------------------------------------------------------------------------------------------------

AIM VI CORE EQ, SER I
2008                   8,124      $1.35  to  $1.35       $11,053         1.89%      1.25%   to  1.25%  (31.01%)     to  (31.01%)
2007                  11,316      $1.96  to  $1.96       $22,274         0.96%      1.25%   to  1.25%    6.77%      to    6.77%
2006                  15,911      $1.83  to  $1.83       $29,289         0.50%      1.25%   to  1.25%   15.26%      to   15.26%
2005                  22,011      $1.59  to  $1.59       $35,121         1.39%      1.25%   to  1.25%    4.01%      to    4.01%
2004                  27,583      $1.53  to  $1.53       $42,296         0.97%      1.25%   to  1.25%    7.62%      to    7.62%
------------------------------------------------------------------------------------------------------------------------------

AIM VI DYN, SER I
2008                     429      $0.73  to  $1.03          $312            --      0.75%   to  1.20%  (48.47%)     to  (48.70%)
2007                     615      $1.41  to  $2.01          $868            --      0.75%   to  1.20%   11.34%      to   10.84%
2006                     799      $1.27  to  $1.82        $1,013            --      0.75%   to  1.20%   15.25%      to   14.73%
2005                   1,004      $1.10  to  $1.58        $1,107            --      0.75%   to  1.20%    9.89%      to    9.40%
2004                     991      $1.00  to  $1.45          $994            --      0.75%   to  1.20%   12.49%      to   11.99%
------------------------------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER I
2008                   1,397      $0.39  to  $0.49          $600         3.44%      0.55%   to  1.20%  (59.67%)     to  (59.93%)
2007                     855      $0.98  to  $1.22          $913         1.36%      0.55%   to  1.20%  (22.64%)     to  (23.15%)
2006                   1,169      $1.26  to  $1.58        $1,638         1.59%      0.55%   to  1.20%   15.81%      to   15.06%
2005                   1,061      $1.09  to  $1.37        $1,271         1.27%      0.55%   to  1.20%    5.33%      to    4.65%
2004                   1,238      $1.04  to  $1.31        $1,409         0.78%      0.55%   to  1.20%    3.48%(4)   to    7.38%
------------------------------------------------------------------------------------------------------------------------------



 100    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

AIM VI FIN SERV, SER II
2008                   1,443      $0.36  to  $0.35          $511         3.36%      0.85%   to  1.45%  (59.90%)     to  (60.15%)
2007                     687      $0.89  to  $0.88          $608         3.08%      0.85%   to  1.45%  (23.05%)     to  (23.52%)
2006                      60      $1.15  to  $1.15           $69         5.89%      0.85%   to  1.45%   13.63%(9)   to   13.34%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

AIM VI GLOBAL HLTH CARE, SER II
2008                   2,346      $0.81  to  $0.83        $1,923            --      0.55%   to  1.45%  (29.17%)     to  (29.81%)
2007                   1,965      $1.14  to  $1.19        $2,287            --      0.55%   to  1.45%   10.90%      to    9.90%
2006                   5,730      $1.03  to  $1.08        $5,980            --      0.55%   to  1.45%    3.11%(8)   to    5.97%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

AIM VI INTL GRO, SER II
2008                  36,094      $0.93  to  $0.80       $30,573         0.73%      0.55%   to  1.45%  (40.87%)     to  (41.40%)
2007                  15,301      $1.58  to  $1.37       $22,117         0.87%      0.55%   to  1.45%   13.82%      to   12.79%
2006                     220      $1.39  to  $1.22          $283         3.03%      0.55%   to  1.45%   27.18%      to   19.40%(9)
2005                      --      $1.09  to  $1.09            $1         1.50%      0.55%   to  1.20%    8.29%(6)   to    8.17%(6)
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

AIM VI TECH, SER I
2008                   1,972      $0.68  to  $0.88          $990            --      0.55%   to  1.20%  (44.81%)     to  (45.17%)
2007                   2,353      $1.24  to  $1.60        $2,117            --      0.55%   to  1.20%    7.11%      to    6.41%
2006                   2,508      $1.15  to  $1.50        $2,120            --      0.55%   to  1.20%    9.88%      to    9.17%
2005                   2,997      $1.05  to  $1.38        $2,366            --      0.55%   to  1.20%    1.61%      to    0.96%
2004                   1,505      $1.03  to  $1.36        $1,111            --      0.55%   to  1.20%    3.17%(4)   to    3.38%
------------------------------------------------------------------------------------------------------------------------------

AB VPS GLOBAL TECH, CL B
2008                   1,663      $0.71  to  $0.75        $1,233            --      0.55%   to  1.45%  (47.75%)     to  (48.22%)
2007                   1,790      $1.36  to  $1.46        $2,537            --      0.55%   to  1.45%   19.23%      to   18.16%
2006                   2,041      $1.14  to  $1.23        $2,392            --      0.55%   to  1.45%    7.79%      to   21.02%(9)
2005                     270      $1.06  to  $1.06          $287            --      0.55%   to  1.20%    5.87%(6)   to    5.76%(6)
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2008                  11,492      $0.77  to  $0.71        $9,184         1.84%      0.55%   to  1.45%  (41.02%)     to  (41.55%)
2007                  15,833      $1.30  to  $1.21       $21,599         1.20%      0.55%   to  1.45%    4.28%      to    3.34%
2006                  17,407      $1.25  to  $1.17       $22,976         1.16%      0.55%   to  1.45%   16.34%      to   14.81%(9)
2005                  18,545      $1.08  to  $1.41       $21,157         1.26%      0.55%   to  1.20%    4.02%      to    3.35%
2004                  15,332      $1.03  to  $1.36       $16,842         0.72%      0.55%   to  1.20%    3.49%(4)   to    9.89%
------------------------------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2008                  60,527      $0.80  to  $0.59       $49,552         0.87%      0.55%   to  1.45%  (53.54%)     to  (53.96%)
2007                  40,252      $1.73  to  $1.28       $81,765         0.98%      0.55%   to  1.45%    5.00%      to    4.05%
2006                  26,216      $1.64  to  $1.23       $60,645         1.25%      0.55%   to  1.45%   34.38%      to   20.40%(9)
2005                  16,717      $1.22  to  $2.06       $31,785         0.46%      0.55%   to  1.20%   15.88%      to   15.13%
2004                   7,741      $1.06  to  $1.79       $12,765         0.40%      0.55%   to  1.20%    5.52%(4)   to   23.40%
------------------------------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2008                     171      $0.77  to  $0.76          $132            --      0.85%   to  1.45%  (40.33%)     to  (40.69%)
2007                     115      $1.29  to  $1.28          $149            --      0.85%   to  1.45%   12.65%      to   11.97%
2006                      15      $1.14  to  $1.14           $18            --      0.85%   to  1.45%   12.47%(9)   to   12.18%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    101

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

AC VP INTL, CL I
2008                   1,221      $0.66  to  $0.65          $801         0.91%      0.75%   to  0.95%  (45.24%)     to  (45.35%)
2007                   1,837      $1.21  to  $1.19        $2,203         0.64%      0.75%   to  0.95%   17.17%      to   16.93%
2006                   1,995      $1.03  to  $1.02        $2,045         1.66%      0.75%   to  0.95%   24.09%      to   23.85%
2005                   2,315      $0.83  to  $0.82        $1,915         1.15%      0.75%   to  0.95%   12.41%      to   12.18%
2004                   2,554      $0.74  to  $0.73        $1,882         0.56%      0.75%   to  0.95%   14.07%      to   13.84%
------------------------------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2008                   3,073      $0.95  to  $1.18        $2,900         0.67%      0.55%   to  1.20%  (45.20%)     to  (45.56%)
2007                   3,652      $1.73  to  $2.17        $6,327         0.52%      0.55%   to  1.20%   17.27%      to   16.50%
2006                   3,778      $1.48  to  $1.87        $5,576         1.42%      0.55%   to  1.20%   24.06%      to   23.26%
2005                   3,834      $1.19  to  $1.51        $4,601         0.96%      0.55%   to  1.20%   12.49%      to   11.76%
2004                   3,289      $1.06  to  $1.35        $3,510         0.34%      0.55%   to  1.20%    6.00%(4)   to   13.41%
------------------------------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2008                  17,191      $0.68  to  $0.83       $13,427         0.07%      0.55%   to  1.45%  (24.92%)     to  (25.60%)
2007                  17,422      $0.90  to  $1.12       $18,180         1.20%      0.55%   to  1.45%  (10.10%)(13) to   (3.84%)
2006                     281      $1.17  to  $1.16          $328         2.37%      0.85%   to  1.45%   15.11%(9)   to   14.81%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2008                   2,428      $0.69  to  $0.75        $1,737            --      0.55%   to  1.45%  (41.96%)     to  (42.49%)
2007                   2,318      $1.20  to  $1.30        $2,849            --      0.55%   to  1.45%   20.18%      to   19.09%
2006                  12,682      $1.00  to  $1.09       $13,004            --      0.55%   to  1.45%   (3.92%)     to    6.99%(9)
2005                   1,754      $1.04  to  $1.04        $1,816            --      0.55%   to  1.20%    3.73%(6)   to    3.62%(6)
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2008                   7,121      $1.34  to  $1.78       $12,107         2.73%      0.75%   to  1.25%  (27.32%)     to  (27.69%)
2007                  11,636      $1.84  to  $2.46       $27,160         1.73%      0.75%   to  1.25%   (5.85%)     to   (6.32%)
2006                  16,509      $1.95  to  $2.63       $41,529         1.48%      0.75%   to  1.25%   17.77%      to   17.18%
2005                  21,842      $1.66  to  $2.24       $47,297         0.87%      0.75%   to  1.25%    4.25%      to    3.73%
2004                  22,372      $1.59  to  $2.16       $46,818         0.97%      0.75%   to  1.25%   13.48%      to   12.92%
------------------------------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2008                  15,321      $0.87  to  $0.78       $15,877         2.47%      0.55%   to  1.45%  (27.21%)     to  (27.86%)
2007                  21,545      $1.20  to  $1.09       $31,158         1.40%      0.55%   to  1.45%   (5.83%)     to   (6.68%)
2006                  21,607      $1.27  to  $1.16       $34,374         1.20%      0.55%   to  1.45%   17.82%      to   14.75%(9)
2005                  21,144      $1.08  to  $1.47       $28,929         0.61%      0.55%   to  1.20%    4.28%      to    3.61%
2004                  14,074      $1.04  to  $1.42       $18,477         0.70%      0.55%   to  1.20%    3.61%(4)   to   12.81%
------------------------------------------------------------------------------------------------------------------------------

CALVERT VS SOCIAL BAL
2008                   3,219      $0.81  to  $0.93        $2,452         2.44%      0.55%   to  1.20%  (31.70%)     to  (32.14%)
2007                   3,616      $1.18  to  $1.37        $4,031         2.39%      0.55%   to  1.20%    2.19%      to    1.53%
2006                   3,695      $1.16  to  $1.35        $4,052         2.60%      0.55%   to  1.20%    8.18%      to    7.48%
2005                   3,158      $1.07  to  $1.26        $3,217         2.09%      0.55%   to  1.20%    5.07%      to    4.39%
2004                   2,147      $1.02  to  $1.20        $2,109         2.37%      0.55%   to  1.20%    1.75%(4)   to    6.97%
------------------------------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2008                   4,375      $0.81  to  $0.80        $3,525        10.58%      0.55%   to  1.45%  (25.17%)     to  (25.84%)
2007                   5,726      $1.09  to  $1.08        $6,188         5.15%      0.55%   to  1.45%    1.14%      to    0.23%
2006                   5,435      $1.07  to  $1.08        $5,824         3.34%      0.55%   to  1.45%    7.36%(7)   to    7.57%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------



 102    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

COL MARSICO GRO, VS CL A
2008                  83,757      $0.72  to  $0.77       $63,098         0.34%      0.55%   to  1.45%  (39.78%)     to  (40.32%)
2007                  48,572      $1.20  to  $1.29       $60,711         0.07%      0.55%   to  1.45%   16.83%      to   15.78%
2006                  21,577      $1.02  to  $1.12       $22,718            --      0.55%   to  1.45%    2.95%(8)   to   10.17%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

COL MARSICO INTL OPP, VS CL B
2008                   5,342      $0.65  to  $0.72        $3,602         1.34%      0.55%   to  1.45%  (48.77%)     to  (49.23%)
2007                   4,646      $1.27  to  $1.42        $6,072         0.17%      0.55%   to  1.45%   19.02%      to   17.94%
2006                  10,130      $1.07  to  $1.20       $11,237         0.53%      0.55%   to  1.45%    6.74%(8)   to   18.34%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2008                   4,073      $0.75  to  $0.75        $3,033         1.34%      0.55%   to  1.45%  (34.09%)     to  (34.69%)
2007                   2,413      $1.13  to  $1.14        $2,735         4.04%      0.55%   to  1.45%   16.68%      to   15.63%
2006                   9,027      $0.97  to  $0.99        $8,820         4.39%      0.55%   to  1.45%   (4.10%)(8)  to   (2.13%)(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX III
2008                     290      $0.58  to  $0.57          $166            --      0.75%   to  0.95%  (38.77%)     to  (38.89%)
2007                     372      $0.95  to  $0.93          $348            --      0.75%   to  0.95%   10.84%      to   10.62%
2006                     557      $0.85  to  $0.84          $473            --      0.75%   to  0.95%    1.14%      to    0.93%
2005                     676      $0.84  to  $0.84          $567            --      0.75%   to  0.95%    6.18%      to    5.97%
2004                     714      $0.80  to  $0.79          $565            --      0.75%   to  0.95%   12.27%      to   12.05%
------------------------------------------------------------------------------------------------------------------------------

CS U.S. EQ FLEX I
2008                   6,268      $0.80  to  $0.80        $5,014         0.08%      1.25%   to  1.25%  (35.41%)     to  (35.41%)
2007                   9,029      $1.24  to  $1.24       $11,188            --      1.25%   to  1.25%   (2.07%)     to   (2.07%)
2006                  13,915      $1.26  to  $1.26       $17,607            --      1.25%   to  1.25%    3.47%      to    3.47%
2005                  20,254      $1.22  to  $1.22       $24,771            --      1.25%   to  1.25%   (3.89%)     to   (3.89%)
2004                  25,658      $1.27  to  $1.27       $32,649            --      1.25%   to  1.25%    9.49%      to    9.49%
------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2008                     280      $0.77  to  $0.76          $215         1.40%      0.85%   to  1.45%  (42.85%)     to  (43.19%)
2007                     186      $1.35  to  $1.34          $251         0.93%      0.85%   to  1.45%   15.85%      to   15.14%
2006                      60      $1.16  to  $1.16           $70            --      0.85%   to  1.45%   14.81%(9)   to   14.51%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2008                     132      $0.74  to  $0.73           $97         2.29%      0.85%   to  1.45%  (38.01%)     to  (38.38%)
2007                     118      $1.19  to  $1.18          $141         1.10%      0.85%   to  1.45%    3.04%      to    2.42%
2006                      39      $1.15  to  $1.15           $45            --      0.85%   to  1.45%   14.11%(9)   to   13.81%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2008                  38,615      $0.76  to  $0.73       $28,774         5.74%      0.55%   to  1.45%  (27.54%)     to  (28.19%)
2007                  29,866      $1.04  to  $1.02       $30,846         6.25%      0.55%   to  1.45%    1.08%      to    0.16%
2006                  20,695      $1.03  to  $1.02       $21,264         6.14%      0.55%   to  1.45%    3.15%(8)   to    2.17%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    103

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

EG VA FUNDAMENTAL LG CAP, CL 2
2008                   2,014      $0.80  to  $0.80        $1,672         1.14%      0.75%   to  1.45%  (33.51%)     to  (33.97%)
2007                   2,486      $1.20  to  $1.21        $3,119         0.82%      0.75%   to  1.45%    7.20%      to    6.45%
2006                   2,817      $1.12  to  $1.13        $3,329         1.00%      0.75%   to  1.45%   11.56%      to   11.42%(9)
2005                   2,970      $1.00  to  $1.31        $3,141         0.76%      0.75%   to  1.20%    7.93%      to    7.45%
2004                   2,642      $0.93  to  $1.22        $2,614         1.17%      0.75%   to  1.20%    8.12%      to    7.63%
------------------------------------------------------------------------------------------------------------------------------

EG VA INTL EQ, CL 2
2008                   1,913      $0.98  to  $0.76        $1,793            --      0.55%   to  1.45%  (41.92%)     to  (42.44%)
2007                   2,622      $1.69  to  $1.32        $4,281         2.07%      0.55%   to  1.45%   14.09%      to   13.07%
2006                   3,121      $1.48  to  $1.16        $4,544         3.59%      0.55%   to  1.45%   22.21%      to   14.55%(9)
2005                   2,435      $1.21  to  $1.21        $2,945         3.75%      0.55%   to  1.20%   15.04%      to   14.30%
2004                      87      $1.06  to  $1.05           $92         9.11%      0.55%   to  1.20%    5.63%(4)   to    5.54%(4)
------------------------------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2008                  87,551      $0.69  to  $0.73       $62,382         0.96%      0.55%   to  1.45%  (43.01%)     to  (43.52%)
2007                  62,280      $1.21  to  $1.29       $77,767         0.88%      0.55%   to  1.45%   16.66%      to   15.61%
2006                  39,656      $1.03  to  $1.11       $41,947         1.73%      0.55%   to  1.45%    3.50%(8)   to    9.60%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL
2008                   3,326      $0.70  to  $0.69        $2,329         0.87%      0.75%   to  0.95%  (42.21%)     to  (42.33%)
2007                   5,142      $1.22  to  $1.20        $6,229         1.66%      0.75%   to  0.95%   11.16%      to   10.94%
2006                   6,021      $1.10  to  $1.08        $6,567         0.85%      0.75%   to  0.95%   12.17%      to   11.94%
2005                   6,876      $0.98  to  $0.97        $6,693         1.42%      0.75%   to  0.95%    6.72%      to    6.51%
2004                   7,075      $0.92  to  $0.91        $6,459         0.78%      0.75%   to  0.95%    4.97%      to    4.76%
------------------------------------------------------------------------------------------------------------------------------

FID VIP GRO & INC, SERV CL 2
2008                  15,851      $0.78  to  $0.92       $13,101         0.84%      0.55%   to  1.20%  (42.21%)     to  (42.59%)
2007                  20,937      $1.34  to  $1.61       $30,036         1.39%      0.55%   to  1.20%   11.24%      to   10.52%
2006                  25,535      $1.21  to  $1.45       $33,068         0.71%      0.55%   to  1.20%   12.24%      to   11.51%
2005                  27,566      $1.08  to  $1.30       $31,921         1.23%      0.55%   to  1.20%    6.81%      to    6.12%
2004                  24,004      $1.01  to  $1.23       $25,969         0.62%      0.55%   to  1.20%    0.74%(4)   to    4.27%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL
2008                   3,682      $1.32  to  $1.29        $4,814         0.33%      0.75%   to  0.95%  (39.96%)     to  (40.08%)
2007                   5,520      $2.19  to  $2.16       $12,021         0.71%      0.75%   to  0.95%   14.62%      to   14.39%
2006                   6,194      $1.91  to  $1.89       $11,782         0.26%      0.75%   to  0.95%   11.75%      to   11.53%
2005                   6,837      $1.71  to  $1.69       $11,648         1.59%      0.75%   to  0.95%   17.32%      to   17.09%
2004                   6,800      $1.46  to  $1.45        $9,887            --      0.75%   to  0.95%   23.84%      to   23.59%
------------------------------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2008                  58,773      $0.95  to  $0.76       $62,465         0.25%      0.55%   to  1.45%  (39.94%)     to  (40.48%)
2007                  46,042      $1.59  to  $1.27       $91,829         0.49%      0.55%   to  1.45%   14.70%      to   13.67%
2006                  37,997      $1.38  to  $1.12       $74,334         0.16%      0.55%   to  1.45%   11.79%      to    9.65%(9)
2005                  31,182      $1.24  to  $1.96       $57,959         1.46%      0.55%   to  1.20%   17.37%      to   16.61%
2004                  23,734      $1.06  to  $1.68       $37,670            --      0.55%   to  1.20%    5.81%(4)   to   23.17%
------------------------------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL
2008                   1,106      $0.81  to  $0.80          $890         1.92%      0.75%   to  0.95%  (44.29%)     to  (44.40%)
2007                   1,970      $1.46  to  $1.44        $2,848         3.09%      0.75%   to  0.95%   16.32%      to   16.09%
2006                   2,274      $1.25  to  $1.24        $2,830         0.75%      0.75%   to  0.95%   17.07%      to   16.84%
2005                   2,233      $1.07  to  $1.06        $2,377         0.58%      0.75%   to  0.95%   18.08%      to   17.85%
2004                   2,411      $0.91  to  $0.90        $2,176         0.97%      0.75%   to  0.95%   12.63%      to   12.41%
------------------------------------------------------------------------------------------------------------------------------



 104    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2008                   9,113      $0.94  to  $0.74        $9,254         2.13%      0.55%   to  1.45%  (44.27%)     to  (44.77%)
2007                  11,215      $1.69  to  $1.34       $20,979         2.89%      0.55%   to  1.45%   16.41%      to   15.36%
2006                  11,138      $1.46  to  $1.16       $18,398         0.69%      0.55%   to  1.45%   17.12%      to   14.68%(9)
2005                  10,918      $1.24  to  $1.75       $15,626         0.48%      0.55%   to  1.20%   18.12%      to   17.37%
2004                   9,927      $1.05  to  $1.49       $12,019         0.72%      0.55%   to  1.20%    5.07%(4)   to   11.95%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2008                   8,312      $0.64  to  $0.54        $9,000         1.02%      0.55%   to  1.45%  (42.71%)     to  (43.22%)
2007                  11,942      $1.12  to  $0.95       $23,237         2.44%      0.55%   to  1.45%  (21.30%)     to  (22.01%)
2006                  15,867      $1.42  to  $1.22       $40,604         2.07%      0.55%   to  1.45%   19.92%      to   19.87%(9)
2005                  17,091      $1.19  to  $1.99       $37,630         1.38%      0.55%   to  1.20%   12.85%      to   12.12%
2004                  14,215      $1.05  to  $1.77       $27,833         1.87%      0.55%   to  1.20%    3.95%(4)   to   30.23%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2008                   8,307      $0.85  to  $0.72       $10,292         1.16%      0.55%   to  1.45%  (33.38%)     to  (33.98%)
2007                  10,936      $1.27  to  $1.10       $21,074         0.65%      0.55%   to  1.45%   (2.92%)     to   (3.79%)
2006                  11,113      $1.31  to  $1.14       $23,423         0.64%      0.55%   to  1.45%   16.34%      to   11.41%(9)
2005                   9,779      $1.12  to  $1.71       $18,464         0.74%      0.55%   to  1.20%    8.17%      to    7.47%
2004                   6,961      $1.04  to  $1.59       $12,234         0.18%      0.55%   to  1.20%    3.92%(4)   to   22.27%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2008                  16,737      $0.87  to  $0.72       $15,409         2.91%      0.55%   to  1.45%  (37.45%)     to  (38.02%)
2007                  20,731      $1.39  to  $1.16       $31,127         1.40%      0.55%   to  1.45%    2.91%      to    1.98%
2006                  17,585      $1.35  to  $1.14       $26,781         1.29%      0.55%   to  1.45%   17.73%      to   12.20%(9)
2005                  13,184      $1.15  to  $1.49       $17,394         0.89%      0.55%   to  1.20%    9.95%      to    9.24%
2004                   8,738      $1.04  to  $1.36       $10,601         0.76%      0.55%   to  1.20%    3.99%(4)   to   11.29%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP DEV MKTS SEC, CL 1
2008                   5,899      $0.90  to  $0.90        $5,311         2.98%      1.25%   to  1.25%  (53.21%)     to  (53.21%)
2007                   8,880      $1.91  to  $1.91       $17,057         2.58%      1.25%   to  1.25%   27.48%      to   27.48%
2006                  13,248      $1.50  to  $1.50       $19,939         1.27%      1.25%   to  1.25%   26.84%      to   26.84%
2005                  18,350      $1.18  to  $1.18       $21,762         1.41%      1.25%   to  1.25%   26.18%      to   26.18%
2004                  19,516      $0.94  to  $0.94       $18,344         1.94%      1.25%   to  1.25%   23.28%      to   23.28%
------------------------------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2008                     294      $1.16  to  $1.14          $338         2.39%      0.75%   to  0.95%  (40.82%)     to  (40.94%)
2007                     400      $1.96  to  $1.94          $780         1.91%      0.75%   to  0.95%   14.59%      to   14.36%
2006                     500      $1.71  to  $1.69          $851         1.19%      0.75%   to  0.95%   20.54%      to   20.30%
2005                     743      $1.42  to  $1.41        $1,049         1.25%      0.75%   to  0.95%    9.35%      to    9.13%
2004                     746      $1.30  to  $1.29          $964         1.04%      0.75%   to  0.95%   17.65%      to   17.41%
------------------------------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2008                  11,725      $0.87  to  $1.25       $17,534         0.86%      0.55%   to  1.20%  (37.40%)     to  (37.80%)
2007                  18,020      $1.39  to  $2.02       $42,946         0.70%      0.55%   to  1.20%    2.63%      to    1.97%
2006                  21,391      $1.36  to  $1.98       $49,689         0.90%      0.55%   to  1.20%   15.53%      to   14.78%
2005                  22,121      $1.17  to  $1.72       $44,587         0.72%      0.55%   to  1.20%   12.21%      to   11.48%
2004                  13,606      $1.05  to  $1.55       $24,744         0.73%      0.55%   to  1.20%    4.59%(4)   to   24.39%
------------------------------------------------------------------------------------------------------------------------------

GS VIT STRUCTD SM CAP EQ, INST
2008                     337      $0.90  to  $0.88          $299         0.62%      0.75%   to  0.95%  (34.52%)     to  (34.65%)
2007                     506      $1.37  to  $1.35          $686         0.36%      0.75%   to  0.95%  (17.11%)     to  (17.28%)
2006                     612      $1.65  to  $1.63        $1,005         0.62%      0.75%   to  0.95%   11.43%      to   11.21%
2005                     707      $1.48  to  $1.47        $1,042         0.23%      0.75%   to  0.95%    5.28%      to    5.07%
2004                     956      $1.41  to  $1.40        $1,341         0.20%      0.75%   to  0.95%   15.46%      to   15.23%
------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    105

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2008                  13,087      $0.75  to  $0.68        $8,874         1.45%      0.55%   to  1.45%  (37.35%)     to  (37.91%)
2007                  17,065      $1.20  to  $1.09       $18,570         0.97%      0.55%   to  1.45%   (2.17%)     to   (3.05%)
2006                  19,773      $1.22  to  $1.13       $22,050         1.03%      0.55%   to  1.45%   12.27%      to   10.42%(9)
2005                  21,018      $1.09  to  $1.44       $20,965         1.12%      0.55%   to  1.20%    5.93%      to    5.24%
2004                   9,790      $1.03  to  $1.37        $9,003         1.38%      0.55%   to  1.20%    3.07%(4)   to   13.57%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL TECH, SERV
2008                   2,236      $0.30  to  $1.04          $686         0.09%      0.75%   to  1.20%  (44.39%)     to  (44.64%)
2007                   2,511      $0.54  to  $1.88        $1,393         0.35%      0.75%   to  1.20%   20.78%      to   20.24%
2006                   2,334      $0.44  to  $1.56        $1,085            --      0.75%   to  1.20%    7.03%      to    6.54%
2005                   2,443      $0.41  to  $1.47        $1,061            --      0.75%   to  1.20%   10.72%      to   10.22%
2004                   2,658      $0.37  to  $1.33        $1,030            --      0.75%   to  1.20%   (0.18%)     to   (0.63%)
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN OVERSEAS, SERV
2008                   8,127      $0.88  to  $1.72        $7,252         1.13%      0.75%   to  1.20%  (52.59%)     to  (52.80%)
2007                  10,021      $1.85  to  $3.64       $19,104         0.45%      0.75%   to  1.20%   27.06%      to   26.48%
2006                   9,436      $1.46  to  $2.88       $14,156         1.91%      0.75%   to  1.20%   45.54%      to   44.89%
2005                   9,115      $1.00  to  $1.99        $9,380         1.09%      0.75%   to  1.20%   30.96%      to   30.37%
2004                   9,169      $0.77  to  $1.52        $7,202         0.88%      0.75%   to  1.20%   17.80%      to   17.27%
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2008                  82,507      $0.63  to  $0.63       $52,029         0.64%      0.55%   to  1.45%  (40.20%)     to  (40.74%)
2007                  49,113      $1.06  to  $1.06       $51,993         0.66%      0.55%   to  1.45%    6.28%(13)  to    5.64%(13)
2006                      --         --         --            --            --         --          --      --               --
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN ENTERPRISE, SERV
2008                   1,546      $0.39  to  $0.39          $610         0.06%      0.75%   to  0.95%  (44.28%)     to  (44.39%)
2007                   1,812      $0.71  to  $0.70        $1,283         0.07%      0.75%   to  0.95%   20.82%      to   20.59%
2006                   2,074      $0.59  to  $0.58        $1,215            --      0.75%   to  0.95%   12.46%      to   12.24%
2005                   2,428      $0.52  to  $0.52        $1,267            --      0.75%   to  0.95%   11.19%      to   10.97%
2004                   2,703      $0.47  to  $0.46        $1,270            --      0.75%   to  0.95%   19.58%      to   19.34%
------------------------------------------------------------------------------------------------------------------------------

LAZARD RETIRE INTL EQ, SERV
2008                   3,875      $0.97  to  $1.28        $3,637         1.00%      0.55%   to  1.20%  (37.36%)     to  (37.77%)
2007                   6,165      $1.55  to  $2.06        $9,177         2.36%      0.55%   to  1.20%   10.17%      to    9.46%
2006                   7,603      $1.40  to  $1.89       $10,349         1.00%      0.55%   to  1.20%   21.86%      to   21.07%
2005                   8,727      $1.15  to  $1.56        $9,739         1.01%      0.55%   to  1.20%   10.04%      to    9.33%
2004                   6,718      $1.05  to  $1.42        $6,716         0.55%      0.55%   to  1.20%    4.32%(4)   to   13.61%
------------------------------------------------------------------------------------------------------------------------------

LM PTNRS VAR SM CAP GRO, CL I
2008                     518      $0.60  to  $0.59          $310            --      0.55%   to  1.45%  (41.03%)     to  (41.57%)
2007                     471      $1.02  to  $1.01          $480            --      0.55%   to  1.45%    2.01%(12)  to    1.39%(12)
2006                      --         --         --            --            --         --          --      --               --
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2008                   8,742      $0.79  to  $0.77        $4,287         0.30%      0.55%   to  1.45%  (37.33%)     to  (37.89%)
2007                  10,490      $1.26  to  $1.23        $8,181         0.09%      0.55%   to  1.45%   10.41%      to    9.41%
2006                  13,195      $1.14  to  $1.13        $9,319            --      0.55%   to  1.45%    6.72%      to   11.09%(9)
2005                  14,893      $1.07  to  $1.25        $9,835         0.14%      0.55%   to  1.20%    3.66%      to    2.99%
2004                  12,506      $1.03  to  $1.21        $7,877            --      0.55%   to  1.20%    3.36%(4)   to    7.69%
------------------------------------------------------------------------------------------------------------------------------



 106    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2008                   5,008      $0.75  to  $0.92        $2,907            --      0.55%   to  1.20%  (39.85%)     to  (40.24%)
2007                   6,207      $1.24  to  $1.54        $6,046            --      0.55%   to  1.20%    1.69%      to    1.02%
2006                   7,302      $1.22  to  $1.52        $7,048            --      0.55%   to  1.20%   12.31%      to   11.59%
2005                   8,986      $1.09  to  $1.37        $7,754            --      0.55%   to  1.20%    4.46%      to    3.78%
2004                  10,441      $1.04  to  $1.32        $8,577            --      0.55%   to  1.20%    4.11%(4)   to    4.94%
------------------------------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
2008                   4,083      $0.93  to  $0.86        $3,686         3.00%      0.55%   to  1.45%  (22.75%)     to  (23.44%)
2007                   4,955      $1.20  to  $1.13        $5,826         2.10%      0.55%   to  1.45%    3.36%      to    2.43%
2006                   3,849      $1.16  to  $1.10        $4,425         2.04%      0.55%   to  1.45%   11.01%      to    9.09%(9)
2005                   2,848      $1.05  to  $1.04        $2,967         1.14%      0.55%   to  1.20%    2.04%      to    1.38%
2004                     132      $1.02  to  $1.02          $135            --      0.55%   to  1.20%    2.59%(4)   to    2.50%(4)
------------------------------------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2008                   7,505      $1.26  to  $0.93        $9,753         1.35%      0.55%   to  1.45%  (38.15%)     to  (38.71%)
2007                   8,562      $2.03  to  $1.51       $18,508         0.82%      0.55%   to  1.45%   26.85%      to   25.71%
2006                   7,956      $1.60  to  $1.20       $14,493         1.83%      0.55%   to  1.45%   30.24%      to   18.69%(9)
2005                   5,835      $1.23  to  $2.02        $8,430         0.44%      0.55%   to  1.20%   15.93%      to   15.19%
2004                   2,993      $1.06  to  $1.75        $3,691         1.22%      0.55%   to  1.20%    6.54%(4)   to   28.30%
------------------------------------------------------------------------------------------------------------------------------

NB AMT INTL, CL S
2008                  23,603      $0.57  to  $0.64       $14,506            --      0.55%   to  1.45%  (46.73%)     to  (47.21%)
2007                  17,665      $1.07  to  $1.20       $20,385         2.13%      0.55%   to  1.45%    2.64%      to    1.72%
2006                   9,756      $1.05  to  $1.18       $10,638         1.30%      0.55%   to  1.45%    4.11%(8)   to   17.74%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

NB AMT SOC RESPONSIVE, CL S
2008                     276      $0.75  to  $0.74          $206         1.87%      0.85%   to  1.45%  (39.94%)     to  (40.30%)
2007                     275      $1.25  to  $1.24          $342         0.02%      0.85%   to  1.45%    6.46%      to    5.82%
2006                     204      $1.17  to  $1.17          $239            --      0.85%   to  1.45%   14.92%(9)   to   14.62%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2008                   7,197      $0.89  to  $0.72        $6,000         1.32%      0.55%   to  1.45%  (40.66%)     to  (41.19%)
2007                   8,439      $1.50  to  $1.23       $12,037         1.11%      0.55%   to  1.45%    5.50%      to    4.55%
2006                   7,587      $1.42  to  $1.18       $10,525         0.67%      0.55%   to  1.45%   16.72%      to   15.96%(9)
2005                   3,888      $1.22  to  $1.21        $4,707         0.24%      0.55%   to  1.20%   13.44%      to   12.70%
2004                      77      $1.07  to  $1.07           $83            --      0.55%   to  1.20%    6.93%(4)   to    6.84%(4)
------------------------------------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2008                   2,861      $0.79  to  $0.68        $2,154         0.29%      0.55%   to  1.45%  (38.34%)     to  (38.90%)
2007                   3,794      $1.28  to  $1.12        $4,671         0.14%      0.55%   to  1.45%   (1.94%)     to   (2.82%)
2006                   2,782      $1.30  to  $1.15        $3,565         0.02%      0.55%   to  1.45%   14.03%      to   11.94%(9)
2005                   1,160      $1.14  to  $1.13        $1,319            --      0.55%   to  1.20%    9.12%      to    8.41%
2004                      37      $1.05  to  $1.05           $39            --      0.55%   to  1.20%    4.38%(4)   to    4.29%(4)
------------------------------------------------------------------------------------------------------------------------------

OPPEN STRATEGIC BOND VA, SERV
2008                 122,873      $1.03  to  $0.96      $122,363         4.40%      0.55%   to  1.45%  (14.95%)     to  (15.72%)
2007                 106,204      $1.21  to  $1.14      $125,150         2.45%      0.55%   to  1.45%    8.95%      to    7.97%
2006                  49,885      $1.11  to  $1.06       $54,689         2.95%      0.55%   to  1.45%    6.65%      to    5.92%(9)
2005                  18,152      $1.04  to  $1.03       $18,845         0.78%      0.55%   to  1.20%    1.92%      to    1.26%
2004                     261      $1.02  to  $1.02          $267            --      0.55%   to  1.20%    2.25%(4)   to    2.17%(4)
------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    107

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

OPPEN VAL VA, SERV
2008                   1,208      $0.65  to  $0.64          $783         0.87%      0.85%   to  1.45%  (42.11%)     to  (42.46%)
2007                     678      $1.12  to  $1.11          $759         0.52%      0.85%   to  1.45%    4.80%      to    4.17%
2006                      54      $1.07  to  $1.07           $58            --      0.85%   to  1.45%    6.99%(10)  to    6.81%(10)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2008                  74,659      $0.94  to  $0.92       $69,596         6.53%      0.55%   to  1.45%  (16.37%)     to  (17.12%)
2007                  51,815      $1.12  to  $1.11       $57,982         8.16%      0.55%   to  1.45%    7.59%      to    6.62%
2006                  31,227      $1.04  to  $1.04       $32,574         9.00%      0.55%   to  1.45%    4.65%(8)   to    4.22%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

PIONEER EQ INC VCT, CL II
2008                   3,772      $0.99  to  $1.16        $3,797         2.54%      0.75%   to  1.20%  (31.00%)     to  (31.31%)
2007                   5,003      $1.44  to  $1.69        $7,329         2.27%      0.75%   to  1.20%   (0.21%)     to   (0.66%)
2006                   5,347      $1.44  to  $1.70        $7,896         2.33%      0.75%   to  1.20%   21.21%      to   20.67%
2005                   5,917      $1.19  to  $1.41        $7,241         2.14%      0.75%   to  1.20%    4.73%      to    4.26%
2004                   5,263      $1.14  to  $1.35        $6,142         2.21%      0.75%   to  1.20%   15.17%      to   14.66%
------------------------------------------------------------------------------------------------------------------------------

PIONEER INTL VAL VCT, CL II
2008                     444      $0.62  to  $0.61          $273         1.26%      0.75%   to  1.20%  (45.55%)     to  (45.80%)
2007                     753      $1.13  to  $1.13          $851         0.32%      0.75%   to  1.20%   12.39%      to   11.89%
2006                   1,223      $1.01  to  $1.01        $1,231            --      0.75%   to  1.20%    0.70%(11)  to    0.68%(11)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2008                   1,931      $0.97  to  $1.08        $1,788            --      0.55%   to  1.20%  (17.52%)     to  (18.06%)
2007                   2,313      $1.18  to  $1.31        $2,612         0.82%      0.55%   to  1.20%   (1.15%)     to   (1.79%)
2006                   2,895      $1.19  to  $1.34        $3,345         0.36%      0.55%   to  1.20%    2.23%      to    1.57%
2005                   3,501      $1.17  to  $1.32        $3,987         0.06%      0.55%   to  1.20%   12.58%      to   11.85%
2004                   2,952      $1.04  to  $1.18        $2,995         0.16%      0.55%   to  1.20%    3.83%(4)   to    5.85%
------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2008                   2,934      $0.90  to  $1.20        $2,906         2.27%      0.55%   to  1.20%  (44.26%)     to  (44.62%)
2007                   4,260      $1.61  to  $2.17        $7,588         2.88%      0.55%   to  1.20%    7.77%      to    7.07%
2006                   4,789      $1.50  to  $2.02        $7,918         0.62%      0.55%   to  1.20%   27.03%      to   26.20%
2005                   5,645      $1.18  to  $1.60        $7,374         1.43%      0.55%   to  1.20%   11.58%      to   10.86%
2004                   6,069      $1.06  to  $1.45        $7,116         1.49%      0.55%   to  1.20%    5.60%(4)   to   14.81%
------------------------------------------------------------------------------------------------------------------------------

PUT VT INTL NEW OPP, CL IB
2008                   1,213      $0.69  to  $0.68          $831         1.59%      0.75%   to  0.95%  (42.91%)     to  (43.02%)
2007                   1,704      $1.21  to  $1.19        $2,049         0.84%      0.75%   to  0.95%   12.36%      to   12.14%
2006                   2,000      $1.08  to  $1.06        $2,141         1.35%      0.75%   to  0.95%   25.19%      to   24.94%
2005                   2,384      $0.86  to  $0.85        $2,042         0.67%      0.75%   to  0.95%   17.48%      to   17.25%
2004                   2,623      $0.73  to  $0.73        $1,914         1.01%      0.75%   to  0.95%   12.50%      to   12.28%
------------------------------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2008                   6,554      $0.86  to  $0.86        $5,669         0.32%      1.25%   to  1.25%  (39.38%)     to  (39.38%)
2007                   8,906      $1.43  to  $1.43       $12,707         0.17%      1.25%   to  1.25%    4.69%      to    4.69%
2006                  12,653      $1.36  to  $1.36       $17,241         0.18%      1.25%   to  1.25%    7.48%      to    7.48%
2005                  17,270      $1.27  to  $1.27       $21,892         0.38%      1.25%   to  1.25%    8.96%      to    8.96%
2004                  22,122      $1.16  to  $1.16       $25,735            --      1.25%   to  1.25%    9.20%      to    9.20%
------------------------------------------------------------------------------------------------------------------------------



 108    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2008                   2,776      $0.69  to  $0.92        $1,018            --      0.55%   to  1.20%  (45.84%)     to  (46.20%)
2007                   3,609      $1.28  to  $1.71        $2,436            --      0.55%   to  1.20%    3.24%      to    2.57%
2006                   4,059      $1.24  to  $1.66        $2,664            --      0.55%   to  1.20%    4.88%      to    4.20%
2005                   4,962      $1.18  to  $1.60        $3,111            --      0.55%   to  1.20%   11.54%      to   10.81%
2004                   5,546      $1.06  to  $1.44        $3,114            --      0.55%   to  1.20%    5.71%(4)   to   17.19%
------------------------------------------------------------------------------------------------------------------------------

ROYCE MICRO-CAP, INVEST CL
2008                     740      $1.42  to  $1.40        $1,044         1.93%      0.75%   to  0.95%  (43.69%)     to  (43.81%)
2007                   1,270      $2.53  to  $2.49        $3,185         1.38%      0.75%   to  0.95%    3.20%      to    2.99%
2006                   1,484      $2.45  to  $2.42        $3,611         0.18%      0.75%   to  0.95%   20.17%      to   19.93%
2005                   1,683      $2.04  to  $2.02        $3,411         0.53%      0.75%   to  0.95%   10.78%      to   10.56%
2004                   1,817      $1.84  to  $1.82        $3,328            --      0.75%   to  0.95%   13.00%      to   12.77%
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, AGGR
2008                      16      $0.71  to  $0.71           $12            --      0.55%   to  1.45%  (29.70%)(14) to  (30.12%)(14)
2007                      --         --         --            --            --         --          --      --               --
2006                      --         --         --            --            --         --          --      --               --
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, CONSERV
2008                     662      $0.84  to  $0.84          $555            --      0.55%   to  1.45%  (16.24%)(14) to  (16.74%)(14)
2007                      --         --         --            --            --         --          --      --               --
2006                      --         --         --            --            --         --          --      --               --
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD
2008                   1,189      $0.76  to  $0.76          $903            --      0.55%   to  1.45%  (24.58%)(14) to  (25.03%)(14)
2007                      --         --         --            --            --         --          --      --               --
2006                      --         --         --            --            --         --          --      --               --
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD AGGR
2008                     254      $0.74  to  $0.73          $187            --      0.55%   to  1.45%  (27.03%)(14) to  (27.47%)(14)
2007                      --         --         --            --            --         --          --      --               --
2006                      --         --         --            --            --         --          --      --               --
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

DISC ASSET ALLOC, MOD CONSERV
2008                     905      $0.80  to  $0.79          $720            --      0.55%   to  1.45%  (20.96%)(14) to  (21.43%)(14)
2007                      --         --         --            --            --         --          --      --               --
2006                      --         --         --            --            --         --          --      --               --
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP FUNDAMENTAL VAL
2008                  61,389      $0.69  to  $0.69       $42,472         0.03%      0.55%   to  1.45%  (38.92%)     to  (39.47%)
2007                  35,754      $1.12  to  $1.14       $40,604         1.01%      0.55%   to  1.45%    3.27%      to    2.34%
2006                  24,070      $1.09  to  $1.11       $26,374         0.99%      0.55%   to  1.45%    8.85%(8)   to   10.86%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    109

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

RVS PTNRS VP SELECT VAL
2008                     468      $0.80  to  $0.73          $365            --      0.55%   to  1.45%  (37.03%)     to  (37.60%)
2007                     701      $1.27  to  $1.17          $872         1.06%      0.55%   to  1.45%    5.45%      to    4.50%
2006                     607      $1.20  to  $1.12          $725         2.11%      0.55%   to  1.45%   15.19%      to   10.26%(9)
2005                     570      $1.04  to  $1.03          $592         0.56%      0.55%   to  1.20%   (0.05%)     to   (0.69%)
2004                      86      $1.04  to  $1.04           $90         0.81%      0.55%   to  1.20%    4.31%(4)   to    4.21%(4)
------------------------------------------------------------------------------------------------------------------------------

RVS PTNRS VP SM CAP VAL
2008                  56,048      $0.85  to  $0.73       $49,967         0.10%      0.55%   to  1.45%  (31.95%)     to  (32.56%)
2007                  39,129      $1.25  to  $1.08       $54,345         0.89%      0.55%   to  1.45%   (5.42%)     to   (6.27%)
2006                  16,174      $1.32  to  $1.16       $28,882         0.41%      0.55%   to  1.45%   19.59%      to   13.10%(9)
2005                  13,546      $1.11  to  $1.68       $21,730         0.22%      0.55%   to  1.20%    5.19%      to    4.51%
2004                   9,605      $1.05  to  $1.61       $14,665         0.03%      0.55%   to  1.20%    4.47%(4)   to   18.59%
------------------------------------------------------------------------------------------------------------------------------

RVS VP BAL
2008                   8,677      $0.85  to  $0.77        $9,231         0.28%      0.55%   to  1.45%  (30.30%)     to  (30.92%)
2007                  13,925      $1.22  to  $1.12       $21,090         2.84%      0.55%   to  1.45%    1.17%      to    0.27%
2006                  15,340      $1.20  to  $1.12       $24,281         2.46%      0.55%   to  1.45%   13.76%      to   10.40%(9)
2005                  19,036      $1.06  to  $1.54       $27,184         2.58%      0.55%   to  1.25%    3.36%      to    2.63%
2004                  21,170      $1.02  to  $1.50       $29,783         2.27%      0.55%   to  1.25%    2.51%(4)   to    8.23%
------------------------------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT
2008                  65,574      $1.13  to  $1.06       $74,279         2.24%      0.55%   to  1.45%    1.72%      to    0.80%
2007                  50,866      $1.11  to  $1.05       $57,513         4.72%      0.55%   to  1.45%    4.24%      to    3.32%
2006                  37,748      $1.06  to  $1.01       $41,386         4.44%      0.55%   to  1.45%    3.91%      to    1.37%(9)
2005                  24,998      $1.02  to  $1.20       $26,813         2.56%      0.55%   to  1.25%    2.05%      to    1.34%
2004                  29,076      $1.00  to  $1.19       $30,915         0.74%      0.55%   to  1.25%    0.11%(4)   to   (0.51%)
------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV BOND
2008                 198,995      $1.03  to  $0.99      $218,338         0.39%      0.55%   to  1.45%   (6.83%)     to   (7.66%)
2007                 169,601      $1.11  to  $1.07      $203,508         4.75%      0.55%   to  1.45%    4.62%      to    3.68%
2006                  98,054      $1.06  to  $1.03      $120,156         4.39%      0.55%   to  1.45%    3.84%      to    3.48%(9)
2005                  55,403      $1.02  to  $1.37       $69,868         3.71%      0.55%   to  1.25%    1.56%      to    0.85%
2004                  40,899      $1.01  to  $1.36       $51,941         3.83%      0.55%   to  1.25%    0.56%(4)   to    3.19%
------------------------------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC
2008                 121,100      $0.90  to  $0.71      $108,641         0.07%      0.55%   to  1.45%  (40.79%)     to  (41.32%)
2007                  85,687      $1.52  to  $1.21      $141,740         1.58%      0.55%   to  1.45%    7.43%      to    6.46%
2006                  63,429      $1.41  to  $1.14      $108,302         1.42%      0.55%   to  1.45%   19.09%      to   11.56%(9)
2005                  35,077      $1.18  to  $1.82       $54,221         1.61%      0.55%   to  1.20%   12.88%      to   12.15%
2004                  21,330      $1.05  to  $1.62       $29,283         1.67%      0.55%   to  1.20%    5.37%(4)   to   16.80%
------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL BOND
2008                  62,153      $1.10  to  $1.07       $78,086         6.96%      0.55%   to  1.45%   (0.98%)     to   (1.87%)
2007                  55,580      $1.11  to  $1.10       $72,563         3.70%      0.55%   to  1.45%    7.05%      to    6.09%
2006                  29,948      $1.03  to  $1.03       $40,456         3.27%      0.55%   to  1.45%    6.15%      to    3.55%(9)
2005                  21,408      $0.97  to  $1.40       $29,162         3.90%      0.55%   to  1.25%   (5.52%)     to   (6.17%)
2004                  15,156      $1.03  to  $1.49       $22,117         4.10%      0.55%   to  1.25%    3.31%(4)   to    8.66%
------------------------------------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC
2008                  42,786      $1.12  to  $1.06       $46,515         2.47%      0.55%   to  1.45%   (0.41%)     to   (1.30%)
2007                  37,081      $1.12  to  $1.08       $40,698         2.36%      0.55%   to  1.45%    7.34%      to    6.37%
2006                  29,551      $1.05  to  $1.01       $30,496         3.34%      0.55%   to  1.45%    0.64%      to    1.06%(9)
2005                  12,579      $1.04  to  $1.03       $13,026         7.50%      0.55%   to  1.20%    2.25%      to    1.59%
2004                     316      $1.02  to  $1.02          $326         3.05%      0.55%   to  1.20%    1.37%(4)   to    1.28%(4)
------------------------------------------------------------------------------------------------------------------------------



 110    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

SEL VP GRO
2008                  12,974      $0.70  to  $0.64        $4,973         0.30%      0.55%   to  1.45%  (44.65%)     to  (45.15%)
2007                  20,147      $1.27  to  $1.17       $14,021         1.01%      0.55%   to  1.45%    2.50%      to    1.57%
2006                  21,493      $1.24  to  $1.15       $14,184         0.98%      0.55%   to  1.45%   10.47%      to   13.26%(9)
2005                  23,587      $1.12  to  $1.30       $14,157         0.40%      0.55%   to  1.20%    8.02%      to    7.32%
2004                  10,914      $1.04  to  $1.21        $6,041         0.32%      0.55%   to  1.20%    3.83%(4)   to    7.14%
------------------------------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND
2008                  22,020      $0.87  to  $0.79       $23,197         0.32%      0.55%   to  1.45%  (25.58%)     to  (26.25%)
2007                  33,277      $1.17  to  $1.07       $47,443         7.40%      0.55%   to  1.45%    1.29%      to    0.38%
2006                  39,731      $1.15  to  $1.06       $57,028         7.39%      0.55%   to  1.45%   10.19%      to    6.50%(9)
2005                  46,734      $1.05  to  $1.35       $61,437         6.46%      0.55%   to  1.25%    3.45%      to    2.73%
2004                  47,683      $1.01  to  $1.32       $61,014         6.99%      0.55%   to  1.25%    1.07%(4)   to   10.01%
------------------------------------------------------------------------------------------------------------------------------

RVS VP INC OPP
2008                  43,318      $0.92  to  $0.85       $38,026         0.18%      0.55%   to  1.45%  (19.26%)     to  (19.98%)
2007                  34,123      $1.13  to  $1.07       $37,322         6.87%      0.55%   to  1.45%    2.07%      to    1.16%
2006                  21,476      $1.11  to  $1.05       $23,358         6.45%      0.55%   to  1.45%    7.40%      to    5.56%(9)
2005                   3,617      $1.03  to  $1.03        $3,730         6.01%      0.55%   to  1.20%    2.77%      to    2.10%
2004                       8      $1.01  to  $1.01           $13         5.84%      0.55%   to  1.20%    0.71%(4)   to    0.61%(4)
------------------------------------------------------------------------------------------------------------------------------

RVS VP DYN EQ
2008                  37,045      $0.73  to  $0.67       $24,974         0.24%      0.55%   to  1.45%  (42.48%)     to  (43.00%)
2007                  49,136      $1.28  to  $1.17       $58,585         1.30%      0.55%   to  1.45%    2.37%      to    1.46%
2006                  61,632      $1.25  to  $1.16       $74,238         1.16%      0.55%   to  1.45%   14.65%      to   13.48%(9)
2005                  26,331      $1.09  to  $1.33       $25,945         1.16%      0.55%   to  1.25%    5.59%      to    4.86%
2004                  12,838      $1.03  to  $1.27       $13,946         0.92%      0.55%   to  1.25%    3.21%(4)   to    4.57%
------------------------------------------------------------------------------------------------------------------------------

SEL VP LG CAP VAL
2008                     209      $0.76  to  $0.68          $154         0.09%      0.55%   to  1.45%  (39.79%)     to  (40.33%)
2007                     377      $1.26  to  $1.13          $464         1.36%      0.55%   to  1.45%   (1.01%)     to   (1.89%)
2006                     460      $1.27  to  $1.15          $578         1.38%      0.55%   to  1.45%   18.43%      to   13.59%(9)
2005                     170      $1.07  to  $1.07          $181         1.73%      0.55%   to  1.20%    3.96%      to    3.29%
2004                       2      $1.03  to  $1.03            $3         2.18%      0.55%   to  1.20%    3.48%(4)   to    3.41%(4)
------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO
2008                   5,726      $0.70  to  $0.69        $3,721         0.02%      0.55%   to  1.45%  (45.15%)     to  (45.64%)
2007                   7,683      $1.28  to  $1.26        $9,113         0.06%      0.55%   to  1.45%   13.11%      to   12.09%
2006                   9,350      $1.13  to  $1.13        $9,798         0.24%      0.55%   to  1.45%   (0.61%)     to   10.03%(9)
2005                   3,082      $1.14  to  $1.40        $3,865            --      0.55%   to  1.20%    9.53%      to    8.81%
2004                   3,218      $1.04  to  $1.28        $3,689            --      0.55%   to  1.20%    4.13%(4)   to    7.80%
------------------------------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL
2008                  18,411      $0.73  to  $0.66       $13,300            --      0.55%   to  1.45%  (45.41%)     to  (45.90%)
2007                  13,521      $1.34  to  $1.22       $18,290         0.74%      0.55%   to  1.45%    9.75%      to    8.76%
2006                  16,798      $1.22  to  $1.12       $21,379         1.10%      0.55%   to  1.45%   14.69%      to   10.83%(9)
2005                     760      $1.06  to  $1.19          $903         1.19%      0.55%   to  1.20%    6.40%(6)   to   17.28%(5)
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

RVS VP S&P 500
2008                  12,137      $0.80  to  $0.73        $8,288         0.08%      0.55%   to  1.45%  (37.44%)     to  (38.00%)
2007                  15,645      $1.27  to  $1.18       $17,325         1.62%      0.55%   to  1.45%    4.44%      to    3.50%
2006                  16,818      $1.22  to  $1.14       $17,914         1.45%      0.55%   to  1.45%   14.62%      to   12.55%(9)
2005                  18,749      $1.06  to  $1.35       $17,518         1.39%      0.55%   to  1.20%    3.83%      to    3.16%
2004                  18,649      $1.02  to  $1.31       $16,616         1.52%      0.55%   to  1.20%    2.43%(4)   to    8.95%
------------------------------------------------------------------------------------------------------------------------------



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    111

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION
2008                  18,382      $1.06  to  $1.01       $21,378         0.14%      0.55%   to  1.45%   (3.17%)     to   (4.04%)
2007                  17,947      $1.10  to  $1.06       $21,830         4.18%      0.55%   to  1.45%    4.74%      to    3.47%
2006                  19,192      $1.05  to  $1.02       $22,444         3.79%      0.55%   to  1.45%    3.27%      to    2.08%(9)
2005                  22,848      $1.02  to  $1.00       $25,949         2.90%      0.55%   to  1.20%    1.02%      to    0.36%
2004                  24,281      $1.01  to  $1.00       $27,456         2.44%      0.55%   to  1.20%    0.14%(4)   to   (0.35%)
------------------------------------------------------------------------------------------------------------------------------

SEL VP SM CAP VAL
2008                   2,955      $0.70  to  $0.65        $2,505            --      0.55%   to  1.45%  (38.93%)     to  (39.48%)
2007                   3,939      $1.15  to  $1.08        $5,559         0.16%      0.55%   to  1.45%   (4.71%)     to   (5.58%)
2006                   5,144      $1.20  to  $1.14        $7,715         0.04%      0.55%   to  1.45%   11.07%      to   10.76%(9)
2005                   6,099      $1.08  to  $1.73        $8,279            --      0.55%   to  1.20%    4.26%      to    3.58%
2004                   5,868      $1.04  to  $1.67        $7,675            --      0.55%   to  1.20%    3.92%(4)   to   17.13%
------------------------------------------------------------------------------------------------------------------------------

THDL VP EMER MKTS
2008                  31,575      $1.21  to  $0.80       $32,849         0.67%      0.55%   to  1.45%  (53.96%)     to  (54.37%)
2007                  15,932      $2.64  to  $1.76       $39,630         0.59%      0.55%   to  1.45%   37.35%      to   36.11%
2006                   8,234      $1.92  to  $1.29       $18,238         0.34%      0.55%   to  1.45%   33.17%      to   26.55%(9)
2005                   5,552      $1.44  to  $2.27       $10,638         0.21%      0.55%   to  1.20%   33.07%      to   32.21%
2004                   1,517      $1.08  to  $1.72        $2,175         3.56%      0.55%   to  1.20%    7.80%(4)   to   22.67%
------------------------------------------------------------------------------------------------------------------------------

THDL VP INTL OPP
2008                  11,408      $0.98  to  $0.76        $9,839         2.31%      0.55%   to  1.45%  (40.76%)     to  (41.29%)
2007                  16,045      $1.66  to  $1.29       $23,677         0.99%      0.55%   to  1.45%   12.06%      to   11.05%
2006                  19,226      $1.48  to  $1.16       $25,881         1.92%      0.55%   to  1.45%   23.49%      to   14.34%(9)
2005                  20,779      $1.20  to  $1.19       $23,094         1.44%      0.55%   to  1.25%   13.24%      to   12.45%
2004                  17,934      $1.06  to  $1.06       $18,092         1.13%      0.55%   to  1.25%    6.13%(4)   to   15.95%
------------------------------------------------------------------------------------------------------------------------------

THIRD AVE VAL
2008                   1,638      $1.29  to  $1.27        $2,088         0.80%      0.75%   to  0.95%  (44.08%)     to  (44.19%)
2007                   2,614      $2.30  to  $2.27        $5,967         2.11%      0.75%   to  0.95%   (5.52%)     to   (5.71%)
2006                   3,083      $2.44  to  $2.41        $7,461         1.31%      0.75%   to  0.95%   14.92%      to   14.69%
2005                   3,375      $2.12  to  $2.10        $7,115         1.33%      0.75%   to  0.95%   13.77%      to   13.55%
2004                   3,445      $1.86  to  $1.85        $6,390         0.53%      0.75%   to  0.95%   19.00%      to   18.76%
------------------------------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2008                  56,243      $0.76  to  $0.69       $40,534         2.08%      0.55%   to  1.45%  (36.15%)     to  (36.73%)
2007                  41,445      $1.20  to  $1.08       $47,415         1.55%      0.55%   to  1.45%   (2.87%)     to   (3.74%)
2006                  36,138      $1.23  to  $1.13       $43,435         1.05%      0.55%   to  1.45%   15.41%      to   11.17%(9)
2005                  19,110      $1.07  to  $1.06       $20,340         0.20%      0.55%   to  1.20%    3.54%      to    2.87%
2004                     217      $1.03  to  $1.03          $224            --      0.55%   to  1.20%    3.48%(4)   to    3.40%(4)
------------------------------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2008                  23,911      $0.62  to  $0.62       $14,819         2.57%      0.55%   to  1.45%  (44.65%)     to  (45.15%)
2007                   9,746      $1.12  to  $1.12       $10,938         1.30%      0.55%   to  1.45%   (8.98%)     to   (9.80%)
2006                   8,516      $1.23  to  $1.25       $10,497         4.31%      0.55%   to  1.45%   23.57%(8)   to   23.49%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2008                   2,828      $0.64  to  $0.72        $1,864         0.76%      0.55%   to  1.45%  (47.11%)     to  (47.58%)
2007                   2,585      $1.21  to  $1.38        $3,216            --      0.55%   to  1.45%   21.94%      to   20.84%
2006                   6,540      $0.99  to  $1.14        $6,777            --      0.55%   to  1.45%   (0.22%)(8)  to   11.80%(9)
2005                      --         --         --            --            --         --          --      --               --
2004                      --         --         --            --            --         --          --      --               --
------------------------------------------------------------------------------------------------------------------------------



 112    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

                                                                                    FOR THE YEAR ENDED DEC. 31
                                      AT DEC. 31                   -----------------------------------------------------------
                    ---------------------------------------------                     EXPENSE RATIO
                      UNITS   ACCUMULATION UNIT VALUE  NET ASSETS     INVESTMENT        LOWEST TO            TOTAL RETURN
                     (000S)      LOWEST TO HIGHEST       (000S)    INCOME RATIO(1)      HIGHEST(2)       LOWEST TO HIGHEST(3)
                    ----------------------------------------------------------------------------------------------------------

WANGER INTL
2008                  34,494      $1.12  to  $0.76       $33,134         0.95%      0.55%   to  1.45%  (45.90%)     to  (46.39%)
2007                  29,072      $2.07  to  $1.41       $55,688         0.83%      0.55%   to  1.45%   15.67%      to   14.63%
2006                  26,911      $1.79  to  $1.23       $47,199         0.51%      0.55%   to  1.45%   36.41%      to   21.69%(9)
2005                  21,907      $1.31  to  $2.32       $29,207         0.85%      0.55%   to  1.20%   20.86%      to   20.08%
2004                  13,297      $1.09  to  $1.93       $14,456         0.57%      0.55%   to  1.20%    8.54%(4)   to   28.72%
------------------------------------------------------------------------------------------------------------------------------

WANGER USA
2008                  38,472      $0.78  to  $0.69       $36,948            --      0.55%   to  1.45%  (40.02%)     to  (40.56%)
2007                  38,305      $1.29  to  $1.16       $65,943            --      0.55%   to  1.45%    4.81%      to    3.86%
2006                  31,695      $1.24  to  $1.12       $57,469         0.22%      0.55%   to  1.45%    7.28%      to    9.73%(9)
2005                  30,158      $1.15  to  $1.81       $52,186            --      0.55%   to  1.20%   10.64%      to    9.93%
2004                  21,836      $1.04  to  $1.64       $34,225            --      0.55%   to  1.20%    3.97%(4)   to   16.92%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT ASSET ALLOC
2008                   3,937      $0.96  to  $1.07        $3,805         2.37%      0.75%   to  1.20%  (29.64%)     to  (29.96%)
2007                   5,171      $1.37  to  $1.52        $7,109         2.26%      0.75%   to  1.20%    6.79%      to    6.30%
2006                   5,081      $1.28  to  $1.43        $6,567         2.33%      0.75%   to  1.20%   11.30%      to   10.81%
2005                   5,141      $1.15  to  $1.29        $5,991         2.07%      0.75%   to  1.20%    4.20%      to    3.74%
2004                   5,181      $1.10  to  $1.25        $5,798         2.11%      0.75%   to  1.20%    8.53%      to    8.04%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT INTL CORE
2008                   1,129      $0.80  to  $1.10          $927         1.98%      0.75%   to  1.20%  (43.83%)     to  (44.09%)
2007                   1,538      $1.43  to  $1.96        $2,249         0.01%      0.75%   to  1.20%   11.82%      to   11.32%
2006                   1,689      $1.28  to  $1.76        $2,214         1.66%      0.75%   to  1.20%   19.90%      to   19.37%
2005                   1,853      $1.06  to  $1.48        $2,030         1.88%      0.75%   to  1.20%    8.85%      to    8.37%
2004                   2,063      $0.98  to  $1.36        $2,072         0.23%      0.75%   to  1.20%    8.81%      to    8.32%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT OPP
2008                   2,187      $0.78  to  $0.72        $1,852         1.95%      0.55%   to  1.45%  (40.43%)     to  (40.96%)
2007                   2,406      $1.32  to  $1.21        $3,445         0.59%      0.55%   to  1.45%    6.04%      to    5.09%
2006                   2,683      $1.24  to  $1.15        $3,664            --      0.55%   to  1.45%   11.61%      to   13.50%(9)
2005                   2,926      $1.11  to  $1.58        $3,672            --      0.55%   to  1.20%    7.22%      to    6.52%
2004                   3,066      $1.04  to  $1.48        $3,600            --      0.55%   to  1.20%    3.70%(4)   to   16.67%
------------------------------------------------------------------------------------------------------------------------------

WF ADV VT SM CAP GRO
2008                   4,395      $0.85  to  $0.79        $3,538            --      0.55%   to  1.45%  (41.74%)     to  (42.27%)
2007                   5,369      $1.45  to  $1.36        $7,400            --      0.55%   to  1.45%   13.17%      to   12.16%
2006                   3,509      $1.28  to  $1.22        $4,361            --      0.55%   to  1.45%   22.08%      to   18.25%(9)
2005                   3,176      $1.05  to  $1.59        $3,241            --      0.55%   to  1.20%    5.21%(6)   to    4.98%
2004                   3,347      $0.92  to  $1.51        $3,226            --      0.75%   to  1.20%   12.92%      to   12.41%
------------------------------------------------------------------------------------------------------------------------------






   (1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. These ratios are annualized for periods less than one year.


   (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.


   (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of maximum to minimum values, based on the price level representing the minimum and maximum expense ratio amounts, some individual price level total returns are not within the ranges presented due to the introduction of new price levels during the year and other market factors.


   (4) New price level operations commenced on Nov. 15, 2004.


   (5) New price level operations commenced on May 2, 2005.


   (6) New price level operations commenced on Nov. 1, 2005.


   (7) New price level operations commenced on April 28, 2006.


   (8) New price level operations commenced on May 1, 2006.



                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    113

   (9) New price level operations commenced on July 24, 2006.


  (10) New price level operations commenced on Sept. 15, 2006.


  (11) New price level operations commenced on Dec. 15, 2006.


  (12) New price level operations commenced on April 27, 2007.


  (13) New price level operations commenced on May, 1 2007.


  (14) New price level operations commenced on May 1, 2008.



 114    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK
We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2008 and 2007, and the related statements of operations, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2008. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2008 and 2007, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2008, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2008 the Company adopted Statement of Financial Accounting Standards (FAS) No. 157, Fair Value Measurements. Also discussed in Note 3, in 2007 the Company adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109, and American Institute of Certified Public Accountants Statement of Position 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts

                                                  /s/ Ernst & Young LLP

Minneapolis, Minnesota
March 27, 2009


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    115

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                              2008           2007
 ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2008, $1,403,180;
  2007, $1,423,878)                                                    $1,279,025     $1,404,480
Commercial mortgage loans, at cost (less allowance for loan losses:
  2008 and 2007, $1,188)                                                  210,786        226,481
Policy loans                                                               36,226         35,734
Trading securities                                                             87            130
------------------------------------------------------------------------------------------------
    Total investments                                                   1,526,124      1,666,825

Cash and cash equivalents                                                 195,886        206,475
Reinsurance recoverables                                                   69,619         54,057
Amounts due from brokers                                                      371            206
Deferred income taxes, net                                                 38,513             --
Other accounts receivable                                                   5,597          5,618
Accrued investment income                                                  17,651         18,413
Deferred acquisition costs                                                242,555        234,561
Deferred sales inducement costs                                            23,808         19,447
Other assets                                                               65,311         23,479
Separate account assets                                                 2,248,021      3,087,228
------------------------------------------------------------------------------------------------
    Total assets                                                       $4,433,456     $5,316,309
------------------------------------------------------------------------------------------------

 LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                 $1,834,858     $1,775,732
Policy claims and other policyholders' funds                                8,340          6,460
Amounts due to brokers                                                     38,625             --
Deferred income taxes, net                                                     --         13,853
Other liabilities                                                          21,647         12,789
Separate account liabilities                                            2,248,021      3,087,228
------------------------------------------------------------------------------------------------
    Total liabilities                                                   4,151,491      4,896,062
------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
  outstanding                                                               2,000          2,000
Additional paid-in capital                                                106,646        106,637
Retained earnings                                                         236,963        321,909
Accumulated other comprehensive loss, net of tax:
  Net unrealized securities losses                                        (63,644)       (10,299)
------------------------------------------------------------------------------------------------
    Total shareholder's equity                                            281,965        420,247
------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                         $4,433,456     $5,316,309
------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.


 116    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                          2008         2007         2006
 REVENUES
Premiums                                                        $ 28,203     $ 26,804     $ 27,103
Net investment income                                             94,421      109,190      119,142
Policy and contract charges                                       70,900       65,555       57,983
Other revenue                                                     15,389       12,204        9,060
Net realized investment gains (losses)                           (24,117)       6,583        3,936
--------------------------------------------------------------------------------------------------
    Total revenues                                               184,796      220,336      217,224
--------------------------------------------------------------------------------------------------

 BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                  65,151       44,513       34,712
Interest credited to fixed accounts                               52,997       55,666       61,641
Amortization of deferred acquisition costs                        41,554       28,038       24,259
Separation costs                                                      --         (571)       2,756
Other insurance and operating expenses                            40,408       31,194       24,909
--------------------------------------------------------------------------------------------------
    Total benefits and expenses                                  200,110      158,840      148,277
--------------------------------------------------------------------------------------------------
Pretax income (loss)                                             (15,314)      61,496       68,947
Income tax provision (benefit)                                    (9,350)      19,000       22,957
--------------------------------------------------------------------------------------------------
    Net income (loss)                                           $ (5,964)    $ 42,496     $ 45,990
--------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    117

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                          2008          2007          2006
 CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                              $  (5,964)    $  42,496     $  45,990
Adjustments to reconcile net income (loss) to net cash
  provided by operating activities:
  Capitalization of deferred acquisition costs and deferred
  sales inducement costs                                         (33,586)      (40,757)      (38,786)
  Amortization of deferred acquisition costs and deferred
  sales inducement costs                                          44,145        30,084        26,455
  Premium and discount amortization on Available-for-Sale          2,702         3,549         4,380
  Deferred income taxes, net                                     (22,571)        1,184         4,877
    Contractholder and policyholder charges, non-cash            (16,766)      (14,618)      (13,937)
    Net realized investment (gains) losses                        24,117        (6,583)       (3,936)
Change in operating assets and liabilities:
    Trading securities, net                                           43           (35)          (47)
    Future policy benefits for traditional life, disability
          income and long term care insurance                     20,723        13,822        10,813
    Policy claims and other policyholders' funds                   1,880        (2,746)        3,005
    Reinsurance recoverables                                     (15,562)       (6,937)       (8,445)
    Other accounts receivable                                         21          (353)       (1,592)
    Accrued investment income                                        762         4,198           635
    Other assets and liabilities, net                             95,499       (12,238)       (1,750)
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                         95,443        11,066        27,662
----------------------------------------------------------------------------------------------------

 CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
    Proceeds from sales                                           15,114       322,740       131,036
    Maturities, sinking fund payments and calls                  166,854       116,456        92,911
    Purchases                                                   (188,068)      (74,488)     (129,842)
Other investments, excluding policy loans:
    Proceeds from sales, maturities, sinking fund payments
          and calls                                               15,695        39,049        28,865
    Purchases                                                         --        (8,889)      (39,000)
Change in policy loans, net                                         (492)       (1,897)       (2,331)
----------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY INVESTING ACTIVITIES                          9,103       392,971        81,639
----------------------------------------------------------------------------------------------------

 CASH FLOWS FROM FINANCING ACTIVITIES
Activity related to investment contracts and universal life-
  type insurance:
    Considerations received                                      143,543        73,045        87,532
    Net transfers from (to) separate accounts                        820        (1,625)      (11,788)
    Surrenders and other benefits                               (174,838)     (212,962)     (185,232)
Other                                                             (7,669)           --            --
Tax adjustment of share-based incentive compensation plan              9            20            17
Cash dividends to RiverSource Life Insurance Company             (77,000)      (83,000)      (25,000)
----------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                           (115,135)     (224,522)     (134,471)
----------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS             (10,589)      179,515       (25,170)
Cash and cash equivalents at beginning of year                   206,475        26,960        52,130
----------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS AT END OF YEAR                       $ 195,886     $ 206,475     $  26,960
----------------------------------------------------------------------------------------------------

Supplemental Disclosures:
    Income taxes paid, net                                     $  17,501     $  19,122     $  11,946
    Interest paid on borrowings                                       --            --           247



See accompanying Notes to Financial Statements.


 118    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2008
(IN THOUSANDS)

                                                             ADDITIONAL                    ACCUMULATED OTHER
                                                 COMMON        PAID-IN       RETAINED        COMPREHENSIVE
                                                  STOCK        CAPITAL       EARNINGS        INCOME/(LOSS)          TOTAL
--------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2005                    $2,000       $106,600       $350,654           $   (215)         $459,039
Comprehensive income:
    Net income                                       --             --         45,990                 --            45,990
    Other comprehensive income (loss), net
          of tax:
    Change in net unrealized securities
    losses                                           --             --             --            (11,056)          (11,056)
                                                                                                                   -------
Total comprehensive income                                                                                          34,934
Tax adjustment of share-based incentive
  compensation plan                                  --             17             --                 --                17
Cash dividends to RiverSource Life
  Insurance Company                                  --             --        (25,000)                --           (25,000)
--------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2006                    $2,000       $106,617       $371,644           $(11,271)         $468,990
Change in accounting principles, net of tax          --             --         (9,231)                --            (9,231)
Comprehensive income:
    Net income                                       --             --         42,496                 --            42,496
    Other comprehensive income (loss), net
          of tax:
    Change in net unrealized securities
    losses                                           --             --             --                972               972
                                                                                                                   -------
Total comprehensive income                                                                                          43,468
Tax adjustment of share-based incentive
  compensation plan                                  --             20             --                 --                20
Cash dividends to RiverSource Life
  Insurance Company                                  --             --        (83,000)                --           (83,000)
--------------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                    $2,000       $106,637       $321,909           $(10,299)         $420,247
Change in accounting principles, net of tax          --             --         (1,982)                --            (1,982)
Comprehensive loss:
    Net loss                                         --             --         (5,964)                --            (5,964)
    Other comprehensive income (loss), net
          of tax:
    Change in net unrealized securities
    losses                                           --             --             --            (53,345)          (53,345)
                                                                                                                   -------
Total comprehensive loss                                                                                           (59,309)
Tax adjustment of share-based incentive
  compensation plan                                  --              9             --                 --                 9
Cash dividends to RiverSource Life
  Insurance Company                                  --             --        (77,000)                --           (77,000)
--------------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2008                    $2,000       $106,646       $236,963           $(63,644)         $281,965
--------------------------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Statements.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    119

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION
Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York, North Dakota and Delaware. RiverSource Life of NY is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes, and employees. Through 2007, RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. During 2007, it was determined that the expenses were over-allocated to RiverSource Life of NY since the separation announcement resulting in a reimbursement from Ameriprise Financial in 2007. The separation from American Express was completed in 2007.

RiverSource Life of NY's products include variable deferred annuities and variable universal life insurance which are issued primarily to individuals. It also offers fixed annuities where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies, or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a relatively low annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. RiverSource Life of NY issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Traditional life insurance refers to whole and term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Waiver of premium and accidental death benefit riders are generally available with these life insurance products. RiverSource Life of NY issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York Department of Insurance (RiverSource Life of NY's primary regulator) as reconciled in Note 15.

RECLASSIFICATIONS
Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the second quarter of 2008, RiverSource Life of NY reclassified the mark-to-market adjustment on derivatives hedging variable annuity living benefits from net investment income to benefits, claims, losses and settlement expenses where the mark-to-market adjustment on the related embedded derivative resides. RiverSource Life of NY did not change its revenue and expense recognition policies and the reclassification did not result in any change to net income or shareholder's equity.


 120    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table shows the impact of the reclassification of the mark-to-market adjustment made to RiverSource Life of NY's previously reported Statements of Income for the year 2007. There is no impact of the reclassification on the 2006 Statements of Income because RiverSource Life of NY had no derivative instruments in 2006.

                                                                           DECEMBER 31, 2007
                                                                     ----------------------------
                                                                     PREVIOUSLY
(IN THOUSANDS)                                                        REPORTED       RECLASSIFIED
-------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                              $ 26,804         $ 26,804
Net investment income                                                  113,321          109,190
Policy and contract charges                                             65,555           65,555
Other revenue                                                           12,204           12,204
Net realized investment gain                                             6,583            6,583
-------------------------------------------------------------------------------------------------
  Total revenues                                                       224,467          220,336
-------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                        48,644           44,513
Interest credited to fixed accounts                                     55,666           55,666
Amortization of deferred acquisition costs                              28,038           28,038
Separation costs                                                          (571)            (571)
Other insurance and operating expenses                                  31,194           31,194
-------------------------------------------------------------------------------------------------
  Total benefits and expenses                                          162,971          158,840
-------------------------------------------------------------------------------------------------

Pretax income                                                           61,496           61,496
Income tax provision                                                    19,000           19,000
-------------------------------------------------------------------------------------------------
NET INCOME                                                            $ 42,496         $ 42,496
-------------------------------------------------------------------------------------------------


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

AVAILABLE-FOR-SALE SECURITIES
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in results of operations upon disposition of the securities. In addition, losses are also recognized when management determines that a decline in value is other-than-temporary, which requires judgment regarding the amount and timing of recovery. RiverSource Life of NY regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. The cost basis of securities that are determined to be other-than-temporarily impaired is written down to current fair value with a corresponding charge to net income. A write-down for impairment can be recognized for both credit-related events and for change in fair value due to changes in interest rates. Once a security is written down to fair value through net income, any subsequent recovery in value cannot be recognized in net income until the principal is returned.

Factors RiverSource Life of NY considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: 1) the extent to which the market value is below amortized cost; 2) RiverSource Life of NY's ability and intent to hold the investment for a sufficient period of time for it to recover to an amount at least equal to its carrying value; 3) the duration of time in which there has been a significant decline in value; 4) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and 5) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. For structured investments (e.g., mortgage backed securities), RiverSource Life of NY also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments, cumulative loss projections and discounted cash flows in assessing potential other-than-temporary impairment of

                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    121

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management. Other-than-temporary impairment charges are recorded in net realized investment gains (losses) within the Statements of Operations.

See Note 9 for information regarding the fair values of assets and liabilities.

COMMERCIAL MORTGAGE LOANS, NET
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is measured as the excess of the loan's recorded investment over (i) present value of its expected principal and interest payments discounted at the loan's effective interest rate, or (ii) fair value of collateral. Additionally, the level of the allowance for loan losses considers other factors, including historical experience, economic conditions and geographic concentrations. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

POLICY LOANS
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.

TRADING SECURITIES
Included in trading securities is separate account seed money. Separate account seed money is carried at fair value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

REINSURANCE
RiverSource Life of NY cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premium paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life and long term care ("LTC") reinsurance premium, net of change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life of NY also assumes life insurance business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 6 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 9 for information regarding RiverSource Life of NY's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life of NY primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits are included within benefits, claims, losses and settlement expenses. Changes in fair value of all other derivatives is a component of net investment income.


 122    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the GMWB and GMAB embedded derivatives is reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represent the costs of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC are amortized over time. For annuity and universal life contracts, DAC are amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC are generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.

For annuity and universal life insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC are not recoverable. If management concludes that DAC are not recoverable, DAC are reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's results of operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying those long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which contractholders and policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing annuity and insurance business during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY typically uses a mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2008, RiverSource Life of NY decided to constrain near-term equity growth rates below the level suggested by mean reversion. This constraint is based on RiverSource Life of NY's analysis of historical equity returns following downturns in the market. DAC amortization expense recorded in a period when client asset value growth rates exceed near-term estimates will typically be less than in a period when growth rates fall short of near-term estimate.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    123

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

DEFERRED SALES INDUCEMENT COSTS
Deferred sales inducement costs ("DSIC") consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS
FIXED ANNUITIES AND VARIABLE ANNUITY GUARANTEES
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life of NY offered contracts containing guaranteed minimum income benefit ("GMIB") provisions. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

In determining the liabilities for variable annuity death benefits, GMIB and the life contingent benefits associated with GMWB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management will review and where appropriate, adjust its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management will review and update these assumptions annually in the third quarter of each year.

The variable annuity death benefit liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 9 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions are determined in the same way as the liability for variable annuity death benefits. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2008, depending on year of issue, with an average rate of approximately 5.8%.


 124    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

LIFE, DISABILITY INCOME AND LONG TERM CARE INSURANCE
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2008, with an average rate of 4.8%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2008, with an average rate of 4.1%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy persistency and interest rates earned on assets supporting the liabilities. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2008, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated discount rates for LTC vary by plan and were 5.8% at December 31, 2008 and ranged from 5.9% to 6.3% over 40 years.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who assume risk from RiverSource Life of NY are separately recorded as reinsurance recoverable within receivables.

SOURCES OF REVENUE
RiverSource Life of NY's principal sources of revenue include premiums, net investment income and policy and contract charges.

PREMIUMS
RiverSource Life of NY earns premium revenue on its traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Traditional life and LTC insurance premiums are net of reinsurance ceded and are recognized as revenue when due.

NET INVESTMENT INCOME
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

POLICY AND CONTRACT CHARGES
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and fixed and variable universal life insurance are recognized as revenue when collected.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    125

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

NET REALIZED INVESTMENT GAINS (LOSSES)
Realized gains and losses are recognized using the specific identification method, on a trade date basis, and charges are recorded when securities are determined to be other-than-temporarily impaired.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses include commissions, net of deferrals, and expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express in 2005, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life consolidated income tax return. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. Under the agreement, RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from RiverSource Life and various taxing jurisdictions in connection with its operations. RiverSource Life of NY provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.

RiverSource Life of NY is required to establish a valuation allowance for any portion of deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS


In January 2009, the Financial Accounting Standards Board ("FASB") issued FASB Staff Position ("FSP") Emerging Issues Task Force ("EITF") No. 99-20-1 "Amendments to the Impairment Guidance of EITF Issue No. 99-20" ("FSP EITF 99-20-1"). FSP EITF 99-20-1 amends the impairment guidance in EITF 99-20 to be more consistent with other impairment models used for debt securities. FSP EITF 99-20-1 is effective prospectively for reporting periods ending after December 15, 2008. The adoption of FSP EITF 99-20-1 did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

In December 2008, the FASB issued FSP FAS 140-4 and FASB Interpretation No. ("FIN") 46(R)-8 "Disclosures by Public Entities (Enterprises) about Transfers of Financial Assets and Interests in Variable Interest Entities" ("FSP 140-4"), which is effective for the first reporting period ending after December 15, 2008. This FSP requires additional disclosure related to transfers of financial assets and variable interest entities. RiverSource Life of NY applied the disclosure requirements of this FSP as of December 31, 2008 and there was no impact on its financial condition or results of operations.

In November 2008, the FASB issued EITF No. 08-6 "Equity Method Investments Accounting Considerations" ("EITF 08-6"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-6 clarifies the effects of the issuance of Statement of Financial Accounting Standards ("SFAS") No. 141 (revised 2007) "Business Combinations" ("SFAS 141(R)") and SFAS No. 160 "Noncontrolling Interests in Consolidated Financial Statements-an amendment of ARB No. 51" ("SFAS 160"). See further information on the issuance of SFAS 141(R) and SFAS 160 below. RiverSource Life of NY will apply EITF 08-6 to any transactions within scope occurring after December 31, 2008.

In November 2008, the FASB issued EITF No. 08-7 "Accounting for Defensive Intangible Assets" ("EITF 08-7"), which is effective for the first annual reporting period beginning on or after December 15, 2008. EITF 08-7 provides guidance on intangible assets acquired after the effective date of SFAS 141(R) that an entity does not intend to actively use but intends to hold to prevent others from using. RiverSource Life of NY will apply EITF 08-7 to any transactions within scope occurring after December 31, 2008.


 126    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In October 2008, the FASB issued FSP FAS 157-3, "Determining the Fair Value of a Financial Asset When the Market for That Asset Is Not Active" ("FSP 157-3"), which was effective upon issuance, including prior periods for which financial statements have not been issued. FSP 157-3 clarifies the application of SFAS No. 157 "Fair Value Measurements" ("SFAS 157") in a market that is not active and provides an example of key considerations to determine the fair value of financial assets when the market for those assets is not active. The adoption of FSP 157-3 did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

In March 2008, the FASB issued SFAS No. 161 "Disclosures about Derivative Instruments and Hedging Activities -- an amendment of FASB Statement No. 133" ("SFAS 161"). SFAS 161 intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. SFAS 161 requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life of NY is currently evaluating the impact of SFAS 161 on its disclosures. RiverSource Life of NY's adoption of SFAS 161 will not impact its financial condition and results of operations.

In December 2007, the FASB issued SFAS 141(R), which SFAS 141(R) establishes principles and requirements for how an acquirer recognizes and measures the identifiable assets acquired, the liabilities assumed, any noncontrolling interest in an acquiree, and goodwill acquired. SFAS 141(R) also requires an acquirer to disclose information about the financial effects of a business combination. SFAS 141(R) is effective prospectively for business combinations with an acquisition date on or after the beginning of the first annual reporting period beginning on or after December 15, 2008, with early adoption prohibited. RiverSource Life of NY will apply the standard to any business combinations within the scope of SFAS 141(R) occurring after December 31, 2008.

In December 2007, the FASB issued SFAS No. 160, which establishes the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. SFAS 160 requires that noncontrolling (minority) interests be classified as equity (instead of as a liability) within the balance sheets, and net income attributable to both the parent and the noncontrolling interest be disclosed on the face of the statements of income. SFAS 160 is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of SFAS 160 are to be applied prospectively, except for the presentation and disclosure requirements which are to be applied retrospectively to all periods presented. RiverSource Life of NY's adoption of SFAS 160 will not impact its financial condition and results of operations.

In September 2006, the FASB issued SFAS 157 which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 applies under other accounting pronouncements that require or permit fair value measurements. Accordingly, SFAS 157 does not require any new fair value measurements. The provisions of SFAS 157 are required to be applied prospectively as of the beginning of the fiscal year in which SFAS 157 is initially applied, except for certain financial instruments as defined in SFAS 157 that require retrospective application. Any retrospective application will be recognized as a cumulative-effect adjustment to the opening balance of retained earnings for the fiscal year of adoption. RiverSource Life of NY adopted SFAS 157 effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $2.0 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life of NY uses to hedge its exposure to market risk related to certain variable annuity riders. RiverSource Life of NY initially recorded these derivatives in accordance with EITF Issue No. 02-3 "Issues Involved in Accounting for Derivative Contracts Held for Trading Purposes and Contracts Involved in Energy Trading and Risk Management Activities" ("EITF 02-3"). SFAS 157 nullifies the guidance in EITF 02-3 and requires these derivatives to be marked to the price RiverSource Life of NY would receive to sell the derivatives to a market participant (an exit price). The adoption of SFAS 157 also resulted in adjustments to the fair value of RiverSource Life of NY's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life of NY considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life of NY adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life of NY's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $0.7 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life of NY not fulfilling these liabilities. As RiverSource Life of NY's estimate of this credit spread widens or tightens, the liability will decrease or increase.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    127

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

In accordance with FSP FAS 157-2, "Effective Date of FASB Statement No. 157" ("FSP 157-2"), RiverSource Life of NY deferred the adoption of SFAS 157 until January 1, 2009 for all nonfinancial assets and nonfinancial liabilities, except for those that are recognized or disclosed at fair value in the financial statements on a recurring basis. See Note 9 for additional information regarding the fair values of RiverSource Life of NY's assets and liabilities.

In June 2006, the FASB issued FIN 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in accordance with FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted FIN 48 as of January 1, 2007. The effect of adopting FIN 48 on RiverSource Life of NY's financial condition and results of operations was not material.

In September 2005, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 05-1, "Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts," ("SOP 05-1"). SOP 05-1 provides clarifying guidance on accounting for DAC associated with an insurance or annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life of NY accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life of NY adopted SOP 05-1 resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life of NY now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting SOP 05-1, RiverSource Life of NY recorded as a cumulative change in accounting principle $14.2 million, reducing DAC by $13.9 million, DSIC by $0.5 million and liabilities for future policy benefits by $0.2 million. The after-tax decrease to retained earnings for these changes was $9.2 million.

4. INVESTMENTS
   AVAILABLE-FOR-SALE SECURITIES
   The following is a summary of Available-for-Sale securities by type:

                                                                            DECEMBER 31, 2008
                                                            -------------------------------------------------
                                                                            GROSS        GROSS
                                                             AMORTIZED   UNREALIZED   UNREALIZED      FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                       COST         GAINS       LOSSES        VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                   $  903,532     $5,892      $ (90,337)  $  819,087
Mortgage and other asset-backed securities                     459,504      3,396        (43,161)     419,739
U.S. government and agencies obligations                        28,968        421             (6)      29,383
State and municipal obligations                                  6,997          4           (198)       6,803
Foreign government bonds and obligations                         4,179        235           (401)       4,013
-------------------------------------------------------------------------------------------------------------
  Total                                                     $1,403,180     $9,948      $(134,103)  $1,279,025
-------------------------------------------------------------------------------------------------------------



                                                                            DECEMBER 31, 2007
                                                            -------------------------------------------------
                                                                            GROSS        GROSS
                                                             AMORTIZED   UNREALIZED   UNREALIZED      FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                       COST         GAINS       LOSSES        VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                                   $  933,721     $6,767      $(24,021)   $  916,467
Mortgage and other asset-backed securities                     444,483      2,173        (4,583)      442,073
U.S. government and agencies obligations                        34,166        149          (191)       34,124
State and municipal obligations                                  6,997         18          (157)        6,858
Foreign government bonds and obligations                         4,511        450            (3)        4,958
-------------------------------------------------------------------------------------------------------------
  Total                                                     $1,423,878     $9,557      $(28,955)   $1,404,480
-------------------------------------------------------------------------------------------------------------


At December 31, 2008 and 2007, fixed maturity securities comprised approximately 84% of RiverSource Life of NY's total investments. These securities were rated by Moody's Investors Service ("Moody's") and Standard & Poor's ("S&P"), except for approximately $61 million and $83 million of securities at December 31, 2008 and 2007, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's and S&P. Ratings on investment grade

 128    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

securities are presented using S&P's convention and, if the two agencies' ratings differ, the lower rating was used. A summary of fixed maturity securities by rating was as follows:

                                                         DECEMBER 31, 2008                      DECEMBER 31, 2007
                                               ---------------------------------------------------------------------------
                                                                         PERCENT OF                             PERCENT OF
                                                AMORTIZED      FAIR      TOTAL FAIR    AMORTIZED      FAIR      TOTAL FAIR
RATINGS (IN THOUSANDS, EXCEPT PERCENTAGES)        COST         VALUE        VALUE        COST         VALUE        VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                            $  487,686   $  451,546        35%     $  488,954   $  486,574        35%
AA                                                 72,683       70,311         5         142,094      140,581        10
A                                                 329,126      302,063        24         300,455      296,330        21
BBB                                               414,951      381,071        30         379,992      375,138        27
Below investment grade                             98,734       74,034         6         112,383      105,857         7
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                       $1,403,180   $1,279,025       100%     $1,423,878   $1,404,480       100%
--------------------------------------------------------------------------------------------------------------------------


At December 31, 2008 and 2007, approximately 27% and 24%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:

                                                                           DECEMBER 31, 2008
                                                 ---------------------------------------------------------------------
(IN THOUSANDS)                                    LESS THAN 12 MONTHS      12 MONTHS OR MORE             TOTAL
----------------------------------------------------------------------------------------------------------------------
                                                   FAIR     UNREALIZED     FAIR     UNREALIZED     FAIR     UNREALIZED
DESCRIPTION OF SECURITIES:                         VALUE      LOSSES       VALUE      LOSSES       VALUE      LOSSES
----------------------------------------------------------------------------------------------------------------------
Corporate debt securities                        $417,970    $(31,701)   $234,787    $(58,636)   $652,757    $ (90,337)
Mortgage and other asset-backed securities         99,728     (19,303)    131,447     (23,858)    231,175      (43,161)
U.S. government and agencies obligations               --          --       2,127          (6)      2,127           (6)
State and municipal obligations                       961         (40)      3,841        (158)      4,802         (198)
Foreign government bonds and obligations            1,460        (401)         --          --       1,460         (401)
----------------------------------------------------------------------------------------------------------------------
  Total                                          $520,119    $(51,445)   $372,202    $(82,658)   $892,321    $(134,103)
----------------------------------------------------------------------------------------------------------------------



                                                                 DECEMBER 31, 2007
                                            ----------------------------------------------------------
                                               LESS THAN 12
(IN THOUSANDS)                                    MONTHS         12 MONTHS OR MORE         TOTAL
------------------------------------------------------------------------------------------------------
                                                       UNREAL-             UNREAL-             UNREAL-
                                              FAIR      IZED      FAIR      IZED      FAIR      IZED
DESCRIPTION OF SECURITIES:                    VALUE    LOSSES     VALUE    LOSSES     VALUE    LOSSES
------------------------------------------------------------------------------------------------------
Corporate debt securities                   $183,425   $(4,094) $443,744  $(19,927) $627,169  $(24,021)
Mortgage and other asset-backed securities    46,978      (421)  237,897    (4,162)  284,875    (4,583)
U.S. government and agencies obligations          --        --    17,564      (191)   17,564      (191)
State and municipal obligations                   --        --     4,844      (157)    4,844      (157)
Foreign government bonds and obligations          --        --       184        (3)      184        (3)
------------------------------------------------------------------------------------------------------
  Total                                     $230,403   $(4,515) $704,233  $(24,440) $934,636  $(28,955)
------------------------------------------------------------------------------------------------------


In evaluating potential other-than-temporary impairments, RiverSource Life of NY considers the extent to which amortized costs exceeds fair value and the duration of that difference. The following table summarizes the unrealized losses by ratio of fair value to amortized cost:

                                                                   DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT       -----------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)               LESS THAN 12 MONTHS                   12 MONTHS OR MORE                   TOTAL
---------------------------------------------------------------------------------------------------------------------------
                                                       GROSS                                GROSS
RATIO OF FAIR VALUE          NUMBER OF     FAIR     UNREALIZED    NUMBER OF     FAIR     UNREALIZED    NUMBER OF     FAIR
TO AMORTIZED COST           SECURITIES     VALUE      LOSSES     SECURITIES     VALUE      LOSSES     SECURITIES     VALUE
---------------------------------------------------------------------------------------------------------------------------
95% -- 100%                      85      $224,943    $ (4,838)        28      $ 77,774    $ (2,011)       113      $302,717
90% -- 95%                       60       156,943     (12,012)        26        72,331      (6,041)        86       229,274
80% -- 90%                       34        90,414     (15,088)        43       117,484     (23,616)        77       207,898
Less than 80%                    19        47,819     (19,507)        82       104,613     (50,990)       101       152,432
---------------------------------------------------------------------------------------------------------------------------
  Total                         198      $520,119    $(51,445)       179      $372,202    $(82,658)       377      $892,321
---------------------------------------------------------------------------------------------------------------------------
                             DECEMBER
                             31, 2008
(IN THOUSANDS, EXCEPT       ----------
NUMBER OF SECURITIES)          TOTAL
--------------------------------------
                               GROSS
RATIO OF FAIR VALUE         UNREALIZED
TO AMORTIZED COST             LOSSES
--------------------------------------
95% -- 100%                  $  (6,849)
90% -- 95%                     (18,053)
80% -- 90%                     (38,704)
Less than 80%                  (70,497)
--------------------------------------
  Total                      $(134,103)
--------------------------------------




                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    129

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

                                                                   DECEMBER 31, 2007
(IN THOUSANDS, EXCEPT       -----------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)               LESS THAN 12 MONTHS                   12 MONTHS OR MORE                   TOTAL
---------------------------------------------------------------------------------------------------------------------------
                                                       GROSS                                GROSS
RATIO OF FAIR VALUE          NUMBER OF     FAIR     UNREALIZED    NUMBER OF     FAIR     UNREALIZED    NUMBER OF     FAIR
TO AMORTIZED COST           SECURITIES     VALUE      LOSSES     SECURITIES     VALUE      LOSSES     SECURITIES     VALUE
---------------------------------------------------------------------------------------------------------------------------
95% -- 100%                      89      $203,862     $(2,577)       194      $597,760    $(11,518)       283      $801,622
90% -- 95%                       16        25,085      (1,708)        28        71,922      (5,128)        44        97,007
80% -- 90%                        1         1,317        (184)        13        24,870      (3,969)        14        26,187
Less than 80%                     1           139         (46)         8         9,681      (3,825)         9         9,820
---------------------------------------------------------------------------------------------------------------------------
  Total                         107      $230,403     $(4,515)       243      $704,233    $(24,440)       350      $934,636
---------------------------------------------------------------------------------------------------------------------------
                             DECEMBER
                             31, 2007
(IN THOUSANDS, EXCEPT       ----------
NUMBER OF SECURITIES)          TOTAL
--------------------------------------
                               GROSS
RATIO OF FAIR VALUE         UNREALIZED
TO AMORTIZED COST             LOSSES
--------------------------------------
95% -- 100%                  $(14,095)
90% -- 95%                     (6,836)
80% -- 90%                     (4,153)
Less than 80%                  (3,871)
--------------------------------------
  Total                      $(28,955)
--------------------------------------


As part of RiverSource Life of NY's ongoing monitoring process, management determined that a majority of the increase in gross unrealized losses on its Available-for-Sale securities in 2008 was attributable primarily to widening of credit spreads across sectors. A majority of the unrealized losses for the year ended December 31, 2008 related to corporate debt securities and mortgage backed and asset backed securities. From an overall perspective, the gross unrealized losses were not concentrated in any individual industry or with any individual security. The securities with a fair value to amortized cost ratio of 80%-90% primarily related to the banking, communications, energy and utility industries. The securities with a fair value to amortized cost ratio of less than 80% primarily relate to the consumer cyclical, communications, real estate investment trusts, and banking. The largest unrealized loss associated with an individual issuer, excluding GNMA, FNMA and FHLMC mortgage-backed securities, was $4.7 million. The securities related to this issuer have a fair value to amortized cost ratio of less than 85% and have been in an unrealized loss position for more than 12 months. RiverSource Life of NY believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value. In addition, RiverSource Life of NY has the ability and intent to hold these securities until anticipated recovery which may not be until maturity.

RiverSource Life of NY regularly reviews Available-for-Sale securities for impairments in value considered to be other-than-temporary. See Note 2 for additional information regarding RiverSource Life of NY's evaluation of potential other-than-temporary impairments.

RiverSource Life of NY's total mortgage and asset backed exposure at December 31, 2008 was $419.7 million which included $159.1 million of residential mortgage backed securities and $182.3 million of commercial mortgage backed securities. At December 31, 2008, residential mortgage backed securities included $115.8 million of agency-backed securities, $23.8 million of Alt-A securities, and $19.5 million of prime, non-agency securities. With respect to the Alt-A securities, the vast majority are rated AAA. None of the structures are levered, and the majority of the AAA-rated holdings are "super senior" bonds, meaning they have more collateral support or credit enhancement than required to receive a AAA rating. The prime, non-agency securities are a seasoned portfolio, almost entirely 2005 and earlier production, with the vast majority AAA-rated. With regard to asset backed securities, RiverSource Life of NY's exposure at December 31, 2008 was $78.3 million, which included $9.4 million of securities backed by subprime collateral. These securities are predominantly AAA-rated bonds backed by seasoned, traditional, first lien collateral. Holdings include both floating rate and short-duration fixed securities. RiverSource Life of NY has no other structured or hedge fund investments with exposure to subprime residential mortgages.

The change in net unrealized securities gains (losses) in other comprehensive income includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period (holding gains (losses)); (ii) (gains) losses that were previously unrealized, but have been recognized in current period net income due to sales and other-than-temporary impairments of Available-for-Sale securities (reclassification of realized gains (losses)) and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC and annuity liabilities, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates.


 130    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table presents the components of the net unrealized securities gains (losses), net of tax, included in accumulated other comprehensive loss:

(IN THOUSANDS)                                                   2008             2007           2006
-------------------------------------------------------------------------------------------------------
Net unrealized securities losses at January 1                  $(10,299)        $(11,271)      $   (215)
Holding gains (losses), net of tax of $45,105, $2,100 and
  $6,014, respectively                                          (83,766)           3,902        (11,168)
Reclassification of realized losses (gains), net of tax
  of $8,439, $1,768 and $1,303, respectively                     15,673           (3,283)        (2,419)
DAC, net of tax of $6,578, $168 and $996, respectively           12,216              311          1,848
DSIC, net of tax of $559, $23 and $79, respectively               1,038               42            148
Fixed annuity liabilities, net of tax of $803, nil and
  $292, respectively                                              1,494               --            535
-------------------------------------------------------------------------------------------------------
  Net unrealized securities losses at December 31              $(63,644)        $(10,299)      $(11,271)
-------------------------------------------------------------------------------------------------------


Available-for-Sale securities by maturity at December 31, 2008 were as follows:

                                                                        AMORTIZED        FAIR
(IN THOUSANDS)                                                            COST          VALUE
-----------------------------------------------------------------------------------------------
Due within one year                                                    $   53,264     $  53,010
Due after one year through five years                                     524,222       488,342
Due after five years through 10 years                                     253,907       210,823
Due after 10 years                                                        112,283       107,111
-----------------------------------------------------------------------------------------------
                                                                          943,676       859,286
Mortgage and other asset-backed securities                                459,504       419,739
-----------------------------------------------------------------------------------------------
                                                                                      $1,279,0-
  Total                                                                $1,403,180            25
-----------------------------------------------------------------------------------------------


The expected payments on mortgage and other asset-backed securities may not coincide with their contractual maturities. As such, these securities were not included in the maturities distribution.

The table below includes sales, maturities, and purchases of investments classified as Available-for-Sale:

                                                                     YEARS ENDED DECEMBER 31,
                                                           --------------------------------------------
(IN THOUSANDS)                                                   2008             2007           2006
-------------------------------------------------------------------------------------------------------
Sales                                                         $  15,114         $322,740      $ 131,036
Maturities, sinking fund payments and calls                     166,854          116,456         92,911
Purchases                                                      (188,068)         (74,488)      (129,842)


Net realized gains and losses on Available-for-Sale securities, using the specific identification method, were as follows:

                                                                     YEARS ENDED DECEMBER 31,
                                                           --------------------------------------------
(IN THOUSANDS)                                                   2008             2007           2006
-------------------------------------------------------------------------------------------------------
Gross realized investment gains                                $    933          $ 6,409        $4,208
Gross realized investment losses                                   (148)          (1,030)         (487)
Other-than-temporary impairments                                (24,898)            (326)           --


The $24.9 million of other-than-temporary impairments in 2008 primarily related to credit-related losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $0.3 million of other-than-temporary impairments in 2007 related to corporate debt securities in the publishing and home building industries which were downgraded in 2007.

At both December 31, 2008 and 2007, bonds carried at $0.3 million, were on deposit with various states as required by law.

COMMERCIAL MORTGAGE LOANS, NET

The following is a summary of commercial mortgage loans:


                                                                            DECEMBER 31,
                                                                      -------------------------
(IN THOUSANDS)                                                            2008           2007
-----------------------------------------------------------------------------------------------
Commercial mortgage loans                                               $211,974       $227,669
Less: allowance for loan losses                                           (1,188)        (1,188)
-----------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                          $210,786       $226,481
-----------------------------------------------------------------------------------------------



Commercial mortgage loans are first mortgages on real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. Commercial mortgage loan fundings are restricted by state insurance regulatory authorities to 80% or less of the market value of the real estate at the time of origination of the loan.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    131

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

At December 31, 2008 and 2007, none of RiverSource Life of NY's commercial mortgage loans were impaired. RiverSource Life of NY did not recognize any interest income related to impaired commercial mortgage loans for the years ended December 31, 2008, 2007 and 2006, respectively.

The balances of and changes in the allowance for loan losses were as follows:

(IN THOUSANDS)                                                   2008             2007           2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                            $1,188           $ 2,718        $3,218
Provision for commercial mortgage loan losses                       --            (1,530)           --
Foreclosures, write-offs and loan sales                             --                --          (500)
-------------------------------------------------------------------------------------------------------
Balance at December 31                                          $1,188           $ 1,188        $2,718
-------------------------------------------------------------------------------------------------------


Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                               DECEMBER 31,
                                                                       ---------------------------
(IN THOUSANDS)                                                             2008           2007
--------------------------------------------------------------------------------------------------
                                                                        ON-BALANCE     ON-BALANCE
                                                                           SHEET          SHEET
--------------------------------------------------------------------------------------------------
Atlantic                                                                 $ 66,425       $ 70,532
North Central                                                              48,748         52,557
Mountain                                                                   32,696         36,586
Pacific                                                                    29,605         30,437
New England                                                                17,295         19,815
South Central                                                              17,205         17,742
--------------------------------------------------------------------------------------------------
                                                                          211,974        227,669
Less: allowance for loan losses                                            (1,188)        (1,188)
--------------------------------------------------------------------------------------------------
  Total                                                                  $210,786       $226,481
--------------------------------------------------------------------------------------------------


Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                               DECEMBER 31,
                                                                       ---------------------------
                                                                       ---------------------------
(IN THOUSANDS)                                                             2008           2007
--------------------------------------------------------------------------------------------------
                                                                        ON-BALANCE     ON-BALANCE
                                                                           SHEET          SHEET
--------------------------------------------------------------------------------------------------
Shopping centers and retail                                              $ 56,107       $ 60,463
Industrial buildings                                                       52,424         57,079
Office buildings                                                           46,632         52,377
Apartments                                                                 31,102         33,230
Medical buildings                                                          11,120         11,553
Hotels and motels                                                           4,737          4,949
Mixed use                                                                   4,247          2,244
Other                                                                       5,605          5,774
--------------------------------------------------------------------------------------------------
                                                                          211,974        227,669
Less: allowance for loan losses                                            (1,188)        (1,188)
--------------------------------------------------------------------------------------------------
  Total                                                                  $210,786       $226,481
--------------------------------------------------------------------------------------------------


Commitments to fund commercial mortgages were made in the ordinary course of business. There were no outstanding mortgage loan funding commitments at December 31, 2008 and 2007.

SOURCES OF INVESTMENT INCOME AND NET REALIZED INVESTMENT GAINS (LOSSES) Net investment income is summarized as follows:

                                                                     YEARS ENDED DECEMBER 31,
                                                           --------------------------------------------
(IN THOUSANDS)                                                   2008             2007           2006
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                     $76,456          $ 84,542       $100,519
Income on commercial mortgage loans                             12,990            14,564         15,396
Trading securities                                               6,371            11,403          4,632
-------------------------------------------------------------------------------------------------------
                                                                95,817           110,509        120,547
Less: Investment expenses                                        1,396             1,319          1,405
-------------------------------------------------------------------------------------------------------
  Total                                                        $94,421          $109,190       $119,142
-------------------------------------------------------------------------------------------------------




 132    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Net realized investment gains (losses) are summarized as follows:

                                                                     YEARS ENDED DECEMBER 31,
                                                           --------------------------------------------
(IN THOUSANDS)                                                   2008             2007           2006
-------------------------------------------------------------------------------------------------------
Fixed maturities                                               $(24,113)         $5,053         $3,721
Commercial mortgage loans                                            --              --            215
Cash and cash equivalents                                            (4)             --             --
Reduction in the allowance for loan losses                           --           1,530             --
-------------------------------------------------------------------------------------------------------
  Total                                                        $(24,117)         $6,583         $3,936
-------------------------------------------------------------------------------------------------------


5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2008, RiverSource Life of NY completed the annual detailed review of valuation assumptions. In addition, during the third quarter of 2008, RiverSource Life of NY converted to a new industry standard valuation system that provides enhanced modeling capabilities. The net impact in the third quarter of these items was a $1.4 million benefit to the Statements of Operations which included a $0.1 million benefit to premiums, $3.1 million benefit to policy and contract charges, a $2.9 million benefit to benefits, claims, losses and settlement expenses, a $3.0 million expense to amortization of DAC and a $1.7 million expense to other insurance and operating expenses.

The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                   2008             2007           2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                           $234,561         $241,568       $230,270
Cumulative effect of accounting change                            1,970          (13,939)            --
Capitalization of acquisition costs                              28,784           34,491         32,713
Amortization, excluding impacts of valuation assumptions
  review and valuation system conversion                        (38,554)         (25,438)       (25,259)
Amortization, impact of valuation assumptions review and
  valuation system conversion                                    (3,000)          (2,600)         1,000
Impact of change in net unrealized securities losses             18,794              479          2,844
-------------------------------------------------------------------------------------------------------
Balance at December 31                                         $242,555         $234,561       $241,568
-------------------------------------------------------------------------------------------------------


The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                   2008             2007           2006
-------------------------------------------------------------------------------------------------------
Balance at January 1                                           $19,447           $15,658       $11,554
Cumulative effect of accounting change                             553              (496)           --
Capitalization of sales inducements                              4,802             6,266         6,073
Amortization, excluding impacts of valuation assumptions
  review and valuation system conversion                        (2,691)           (2,046)       (2,196)
Amortization, impact of valuation assumptions review and
  valuation system conversion                                      100                --            --
Impact of change in net unrealized securities losses             1,597                65           227
-------------------------------------------------------------------------------------------------------
Balance at December 31                                         $23,808           $19,447       $15,658
-------------------------------------------------------------------------------------------------------


Effective January 1, 2008, RiverSource Life of NY adopted SFAS 157 and recorded as a cumulative change in accounting principle a pretax increase of $2.0 million and $0.5 million to DAC and DSIC, respectively. See Note 3 and Note 9 for additional information regarding SFAS 157.

Effective January 1, 2007, RiverSource Life of NY adopted SOP 05-1 and recorded as a cumulative change in accounting principle a pretax reduction of $13.9 million and $0.5 million to DAC and DSIC, respectively.

6. REINSURANCE

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life of NY typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life of NY began reinsuring risks at this level beginning in 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life of NY is $1.5 million (increased from $750,000 during 2008) on any policy insuring a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    133

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

For existing LTC policies, RiverSource Life of NY for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").

In addition, RiverSource Life of NY assumes life insurance risk under reinsurance arrangements with unaffiliated insurance companies.

RiverSource Life of NY retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of DI written on any one individual. RiverSource Life of NY also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2008, 2007 and 2006, traditional life and universal life insurance in force aggregated $10.8 billion, $10.3 billion and $9.6 billion, respectively, of which $6.2 billion, $5.4 billion and $4.5 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks under LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                         YEARS ENDED DECEMBER 31,
                                                                    ---------------------------------
(IN THOUSANDS)                                                         2008        2007        2006
-----------------------------------------------------------------------------------------------------
Direct premiums                                                      $36,279     $33,729     $32,764
Reinsurance ceded                                                     (8,076)     (6,925)     (5,661)
-----------------------------------------------------------------------------------------------------
Net premiums                                                         $28,203     $26,804     $27,103
-----------------------------------------------------------------------------------------------------


Policy and contract charges are presented on the Statements of Operations net of $2.9 million, $3.5 million and $3.3 million of reinsurance ceded for the years ended December 31, 2008, 2007 and 2006, respectively.

Reinsurance recovered from reinsurers amounted to $4.1 million, $2.7 million and $3.1 million, for the years ended December 31, 2008, 2007 and 2006, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $47.9 million and $40.3 million related to reinsurance of LTC from risk ceded to Genworth as of December 31, 2008 and 2007, respectively. Included in future policy benefits is $5.4 million and $3.9 million related to assumed reinsurance arrangements as of December 31, 2008 and 2007, respectively.

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES
Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                                DECEMBER 31,
                                                                          -----------------------
(IN THOUSANDS)                                                               2008         2007
-------------------------------------------------------------------------------------------------
Fixed annuities                                                           $1,056,580   $1,108,670
Variable annuities fixed sub-accounts                                        293,301      294,532
Variable annuity GMWB                                                         75,843        6,308
Variable annuity GMAB                                                         18,796        1,651
Other variable annuity guarantees                                              2,891        1,178
-------------------------------------------------------------------------------------------------
  Total annuities                                                          1,447,411    1,412,339
Variable universal life ("VUL")/ universal life ("UL") insurance             151,359      149,456
Other life, DI and LTC insurance                                             236,088      213,937
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                             1,834,858    1,775,732
Policy claims and other policyholders' funds                                   8,340        6,460
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                    $1,843,198   $1,782,192
-------------------------------------------------------------------------------------------------


Separate account liabilities consisted of the following:

                                                                                DECEMBER 31,
                                                                          -----------------------
(IN THOUSANDS)                                                               2008         2007
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                    $2,015,275   $2,736,820
VUL insurance variable sub-accounts                                          231,899      349,240
Other insurance variable sub-accounts                                            847        1,168
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                      $2,248,021   $3,087,228
-------------------------------------------------------------------------------------------------




 134    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life of NY previously offered contracts with GMIB provisions. See
Note 2 and Note 8 for additional information regarding RiverSource Life of NY's variable annuity guarantees. RiverSource Life of NY does not currently hedge its risk under the GMDB, GGU and GMIB provisions. See Note 13 for additional information regarding derivative instruments used to hedge GMWB and GMAB risk.

Insurance Liabilities
VUL and UL insurance is the largest group of insurance policies written by RiverSource Life of NY. Purchasers of VUL insurance products can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL insurance products are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life of NY also offers term and whole life insurance as well as disability products. RiverSource Life of NY no longer offers LTC products but has inforce policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims, and obligations for anticipated future claims.

8. VARIABLE ANNUITY AND INSURANCE GUARANTEES
The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions. See Note 2 and Note 7 for additional information regarding the liabilities related to variable annuity guarantees.

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees, or (ii) the GMDB provisions specified in the contract. RiverSource Life of NY has three primary GMDB provisions:

- RETURN OF PREMIUM -- provides purchase payments minus adjusted partial surrenders.

- RESET -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered on new contracts.

- RATCHET -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance. The GMWB offered initially guarantees that the contractholder can withdraw 7% per year until the amount withdrawn is equal to the guaranteed amount, regardless of the performance of the underlying funds. In 2006, RiverSource Life of NY began offering an enhanced withdrawal benefit that gives contractholders a choice to withdraw 6% per year for the life of the contractholder ("GMWB for life") or 7% per year until the amount withdrawn is equal to the guaranteed amount. In 2007, RiverSource Life of NY added a new GMWB benefit design that is available in a joint version that promises 6% withdrawals while either contractholder remains alive. In addition, once withdrawals begin, the contractholder's funds are moved to one of the three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest

                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    135

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain universal life contracts offered by RiverSource Life of NY provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides summary information related to all variable annuity guarantees for which RiverSource Life of NY has established additional liabilities:

                                                       DECEMBER 31, 2008                            DECEMBER 31, 2007
                                   ---------------------------------------------------------------------------------------
                                                    CONTRACT                      WEIGHTED                      CONTRACT
VARIABLE ANNUITY GUARANTEES BY         TOTAL        VALUE IN          NET          AVERAGE         TOTAL        VALUE IN
BENEFIT TYPE (1)                     CONTRACT       SEPARATE        AMOUNT        ATTAINED       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)             VALUE        ACCOUNTS      AT RISK(2)         AGE           VALUE        ACCOUNTS
--------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of Premium                 $1,066,416     $  981,665      $242,846          61         $1,184,219     $1,109,067
  Six-Year Reset                       799,245        623,034       160,868          61          1,304,566      1,116,139
  One-Year Ratchet                     288,479        262,310       104,321          61            362,425        336,584
  Five-Year Ratchet                    109,258        103,010        29,024          60            126,796        121,470
  Other                                  2,371          2,134           447          66              3,640          3,231
--------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                   $2,265,769     $1,972,153      $537,506          61         $2,981,646     $2,686,491
--------------------------------------------------------------------------------------------------------------------------

GGU DEATH BENEFIT                   $       79     $       78      $     --          49         $      117     $      117
--------------------------------------------------------------------------------------------------------------------------

GMIB                                $   21,731     $   19,088      $  8,721          62         $   33,422     $   30,363
--------------------------------------------------------------------------------------------------------------------------

GMWB:
  GMWB                              $  199,351     $  192,206      $ 71,371          62         $  277,403     $  268,918
  GMWB for life                        477,102        452,793       139,641          62            399,010        383,259
--------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                   $  676,453     $  644,999      $211,012          62         $  676,413     $  652,177
--------------------------------------------------------------------------------------------------------------------------

GMAB                                $  104,241     $  100,820      $ 30,767          55         $  109,751     $  106,321
--------------------------------------------------------------------------------------------------------------------------
                                        DECEMBER 31, 2007
                                   ---------------------------
                                                    WEIGHTED
VARIABLE ANNUITY GUARANTEES BY          NET          AVERAGE
BENEFIT TYPE (1)                      AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)          AT RISK(2)         AGE
--------------------------------------------------------------
GMDB:
  Return of Premium                   $   882          61
  Six-Year Reset                       14,067          60
  One-Year Ratchet                      3,077          62
  Five-Year Ratchet                       346          67
  Other                                    --          65
--------------------------------------------------------------
    Total -- GMDB                     $18,372          61
--------------------------------------------------------------

GGU DEATH BENEFIT                     $    --          48
--------------------------------------------------------------

GMIB                                  $   281          60
--------------------------------------------------------------

GMWB:
  GMWB                                $ 1,631          61
  GMWB for life                         1,702          62
--------------------------------------------------------------
    Total -- GMWB                     $ 3,333          62
--------------------------------------------------------------

GMAB                                  $   157          55
--------------------------------------------------------------


(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit always equals account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract. As a result of the recent market decline, the amount by which guarantees exceed the accumulation value has increased significantly.

Changes in additional liabilities (assets) were as follows:

 (IN THOUSANDS)                                         GMDB & GGU     GMIB     GMWB     GMAB      UL
-------------------------------------------------------------------------------------------------------
                                                                               $(1,5-
Liability (asset) balance at January 1, 2007              $1,283       $ 29        39)  $  236    $ 86
Incurred claims                                              (74)        (3)    7,847    1,415     346
Paid claims                                                  (57)                  --       --      (3)
-------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2007                     1,152         26     6,308    1,651     429
                                                                                69,5-    17,1-
Incurred claims                                              156        278        35       45     516
Paid claims                                                1,180         99        --       --      (2)
-------------------------------------------------------------------------------------------------------
                                                                               $75,8-   $18,7-
Liability balance at December 31, 2008                    $2,488       $403        43       96    $943
-------------------------------------------------------------------------------------------------------


The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                                DECEMBER 31,
                                                                          -----------------------
(IN THOUSANDS)                                                               2008         2007
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                  $1,164,193   $1,813,121
  Bond                                                                       660,964      672,624
  Other                                                                      183,181      240,871
-------------------------------------------------------------------------------------------------
Total mutual funds                                                        $2,008,338   $2,726,616
-------------------------------------------------------------------------------------------------


No gains or losses were recognized on assets transferred to separate accounts for the periods presented.


 136    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

9. FAIR VALUES OF ASSETS AND LIABILITIES

Effective January 1, 2008, RiverSource Life of NY adopted SFAS 157, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
Under SFAS 157, RiverSource Life of NY categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life of NY's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life of NY uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life of NY's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life of NY's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life of NY maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

ASSETS

CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their net asset value ("NAV") and classified as Level 1. RiverSource Life of NY's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

AVAILABLE-FOR-SALE SECURITIES
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes, or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities and asset backed securities.

Through RiverSource Life of NY's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life of NY believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include: pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life of NY applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life of NY considers market observable yields for other asset classes it considers to be of similar risk which includes nonperformance and liquidity for individual securities to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

In 2008, $11.9 million of prime non-agency residential mortgage backed securities were transferred from Level 2 to Level 3 of the fair value hierarchy because management believes the market for these prime quality assets is now inactive. The loss

                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    137

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------


recognized on these assets during the fourth quarter of 2008 was $3.7 million which was included in other comprehensive loss.

SEPARATE ACCOUNT ASSETS
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

DERIVATIVES
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that are used by RiverSource Life of NY to hedge its exposure to market risk related to certain variable annuity riders are classified as Level 3.

LIABILITIES

EMBEDDED DERIVATIVES -- VARIABLE ANNUITY RIDERS -- GUARANTEED MINIMUM ACCUMULATION BENEFIT AND GUARANTEED MINIMUM WITHDRAWAL BENEFIT
RiverSource Life of NY values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk, and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life of NY believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life of NY's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

The following table presents the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                         DECEMBER 31, 2008
                                                      ------------------------------------------------------
(IN THOUSANDS)                                           LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale:
     Fixed maturities                                    $1,704      $1,154,573     $122,748     $1,279,025
  Trading securities                                         87              --           --             87
  Cash equivalents                                        3,800         192,086           --        195,886
  Other assets                                               --          51,345          137         51,482
  Separate account assets                                    --       2,248,021           --      2,248,021
------------------------------------------------------------------------------------------------------------
Total assets at fair value                               $5,591      $3,646,025     $122,885     $3,774,501
------------------------------------------------------------------------------------------------------------

Liabilities
  Future policy benefits                                 $   --      $       --     $ 94,465     $   94,465
  Other liabilities                                          --           5,751           --          5,751
------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                          $   --      $    5,751     $ 94,465     $  100,216
------------------------------------------------------------------------------------------------------------




 138    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The following table provides a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the year ended December 31, 2008:

                                                                AVAILABLE-
                                                                 FOR-SALE
                                                               SECURITIES:                    FUTURE
                                                                  FIXED          OTHER        POLICY
(IN THOUSANDS)                                                  MATURITIES       ASSETS      BENEFITS
-----------------------------------------------------------------------------------------------------
Balance, January 1                                               $100,504       $ 15,054     $ (6,157)
  Total gains (losses) included in:
     Net income (loss)                                             (3,121)(1)        895 (2)  (84,958)(2)
     Other comprehensive loss                                     (27,815)            --           --
  Purchases, sales, issuances and settlements, net                 41,318        (15,812)      (3,350)
  Transfers into Level 3                                           11,862 (3)         --           --
-----------------------------------------------------------------------------------------------------
Balance, December 31                                             $122,748       $    137     $(94,465)
-----------------------------------------------------------------------------------------------------
Change in unrealized gains (losses) included in net income
  relating to assets and liabilities held at December 31         $ (1,121)(4)   $     --     $(84,618)(2)
-----------------------------------------------------------------------------------------------------


(1) Represents a $3.9 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

(4) Represents a $2.0 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.

During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The fair values of financial instruments are estimates based upon market conditions and perceived risks at December 31, 2008 and 2007, and require management judgment to estimate such values. These figures may not be indicative of future fair values. Additionally, management believes the value of excluded assets and liabilities is significant. The fair value of RiverSource Life of NY, therefore, cannot be estimated by aggregating the amounts presented herein. The following table discloses carrying values and fair values of financial instruments:

                                                                           DECEMBER 31,
                                                      ------------------------------------------------------
                                                                 2008                        2007
------------------------------------------------------------------------------------------------------------
                                                        CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                            VALUE         VALUE         VALUE         VALUE
------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                        $210,186      $192,896     $  226,481    $  223,045
  Policy loans                                            36,222        39,059         35,734        35,734

FINANCIAL LIABILITIES
  Future policy benefits                                $968,966      $915,297     $1,308,317    $1,281,504
  Separate account liabilities                             6,182         6,182         10,020        10,020


COMMERCIAL MORTGAGE LOANS, NET
The fair value of commercial mortgage loans, except those with significant credit deterioration is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life of NY's estimate of the amount recoverable on the loan.

POLICY LOANS
The fair value of policy loans has been determined using discounted cash flows.

FUTURE POLICY BENEFITS
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life of NY's non-performance risk specific to these liabilities. The fair value of fixed annuities, in payout status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for expense margin and RiverSource Life of NY's non-performance risk specific to these liabilities. The fair value

                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    139

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

of variable annuity fixed sub-accounts classified as investment contracts is determined by discounting cash flows adjusted for policyholder behavior and RiverSource Life of NY's non-performance risk specific to these liabilities.

SEPARATE ACCOUNT LIABILITIES
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life of NY. A non-performance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize non-performance risk.

10. RELATED PARTY TRANSACTIONS

RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY provides all fund management services, other than investment management and is compensated for the administrative services it provides. For the years ended December 31, 2008, 2007 and 2006, RiverSource Life of NY received $7.2 million, $3.7 million and $3.6 million, respectively, from RiverSource Investments, LLC for administrative services provided by RiverSource Life of NY.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life of NY's share of the total net periodic pension cost was approximately $144 thousand, $90 thousand and $98 thousand for each of the years ended December 31, 2008, 2007 and 2006, respectively.

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $96 thousand in 2008, $83 thousand in 2007 and $78 thousand in 2006.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 2008, 2007 and 2006 were $36 thousand, $144 thousand and $143 thousand, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2008, 2007 and 2006, which are calculated on the basis of commission earnings of the individual financial advisors, were $6 thousand, $11 thousand and $16 thousand, respectively. Such costs are included in DAC.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life of NY for use of joint facilities, technology support, marketing services and other services aggregated $42.2 million, $32.3 million and $26.1 million for 2008, 2007 and 2006, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

During 2008, 2007 and 2006, RiverSource Life of NY paid cash dividends of $77 million, $83 million and $25 million, respectively, to RiverSource Life Insurance Company. A portion of the 2007 dividends was considered extraordinary and was paid only after making the required advance notice to the New York State Insurance Department, RiverSource Life of NY's primary state regulator.

Included in other assets at December 31, 2008 is a $7.0 million receivable from RiverSource Life for federal income taxes and included in other liabilities at December 31, 2007 is a $5.8 million payable to RiverSource Life for federal income taxes.

11. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end, or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the Department of Insurance of the State of New York, and are subject to potential disapproval. Due to the statutory net loss from operations in 2008, any dividend in 2009 would be subject to the pre-notifications requirements. RiverSource Life of NY's statutory unassigned surplus aggregated $106.2 million and $164.5 million as of December 31, 2008 and 2007, respectively.


 140    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Statutory net gain (loss) from operations and net income (loss) for the years ended December 31 and statutory surplus and statutory capital and surplus as of December 31 are summarized as follows:

(IN THOUSANDS)                                                         2008        2007        2006
-----------------------------------------------------------------------------------------------------
Statutory net gain (loss) from operations                            $(36,116)   $ 33,925    $ 61,735
Statutory net income (loss)                                           (34,045)     43,164      63,001
Statutory surplus                                                     213,625     281,414     329,528
Statutory capital and surplus                                         215,625     283,414     331,528


12. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The components of income tax provision (benefit) on pretax income (loss) were as follows:

                                                                         YEARS ENDED DECEMBER 31,
                                                                    ---------------------------------
(IN THOUSANDS)                                                         2008        2007        2006
-----------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                            $ 10,816    $16,760     $15,395
  State                                                                 2,405      1,056       2,685
-----------------------------------------------------------------------------------------------------
Total current income tax                                               13,221     17,816      18,080
Deferred federal income tax                                           (22,571)     1,184       4,877
-----------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                       $ (9,350)   $19,000     $22,957
-----------------------------------------------------------------------------------------------------


The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                         YEARS ENDED DECEMBER 31,
                                                                    ---------------------------------
                                                                       2008        2007        2006
-----------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                             35.0%       35.0%       35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                              26.2        (7.9)       (4.2)
  State taxes, net of federal benefit                                 (10.2)        1.1         2.5
  Taxes applicable to prior years                                       3.9         3.8         0.6
  Foreign tax credit, net of addback                                    6.2        (1.1)       (0.6)
  Other                                                                (0.1)         --          --
-----------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                         61.0%       30.9%       33.3%
-----------------------------------------------------------------------------------------------------


RiverSource Life of NY's effective tax rate was 61.0% and 30.9% for the years ended December 31, 2008 and 2007, respectively. The increase in the effective tax rate was primarily due to a pretax loss in relation to a net tax benefit for 2008 compared to pretax income for 2007.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities are reflected in the following table:

                                                                               DECEMBER 31,
                                                                           -------------------
(IN THOUSANDS)                                                               2008       2007
----------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                   $ 78,571   $ 51,603
  Net unrealized losses on Available-for Sale securities                     34,270      5,543
  Other                                                                       3,029      2,497
----------------------------------------------------------------------------------------------
Gross deferred income tax assets                                            115,870     59,643
Deferred income tax liabilities:
  DAC                                                                        60,531     65,262
  Investment related                                                          9,156         50
  DSIC                                                                        7,670      6,703
  Other                                                                          --      1,481
----------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                        77,357     73,496
----------------------------------------------------------------------------------------------
Net deferred income tax assets (liabilities)                               $ 38,513   $(13,853)
----------------------------------------------------------------------------------------------




                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    141

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established, and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, a) future taxable income exclusive of reversing temporary differences and carryforwards, b) future reversals of existing taxable temporary differences, c) taxable income in prior carryback years, and d) tax planning strategies.

Additionally, RiverSource Life of NY has a foreign tax credit carryforward of $735 thousand which expires on December 31, 2017. Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2008 and 2007.

Effective January 1, 2007, RiverSource Life of NY adopted the provisions of FIN
48. The amount RiverSource Life of NY recognized as a result of the implementation of FIN 48 was not material.

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

(IN THOUSANDS)                                                                    2008
------------------------------------------------------------------------------------------
Balance at December 31, 2007                                                     $ 3,481
Reductions based on tax positions related to the current year                     (7,720)
Additions for tax positions of prior years                                         4,844
Reductions for tax positions of prior years                                       (2,751)
------------------------------------------------------------------------------------------
Balance at December 31, 2008                                                     $(2,146)
------------------------------------------------------------------------------------------


If recognized, approximately $2.0 and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life of NY recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life of NY recognized a net reduction of $388 thousand in interest and penalties for the year ended December 31, 2008. RiverSource Life of NY had a $129 thousand receivable and a $259 thousand liability for the payment of interest and penalties accrued at December 31, 2008 and 2007, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life of NY files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life of NY is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return completed its field examination of the RiverSource Life of NY's income tax returns for 1997 through 2002 during 2008. However, for federal income tax purposes, these years continue to remain open as consequence of certain issues under appeal. The IRS continued its examination of 2003 through 2004 which is expected to be completed during 2009. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life of NY's U.S. income tax returns for 2005 through 2007.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life of NY receives. Management believes that it is likely that any such regulations would apply prospectively only.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life's consolidated income tax return.


 142    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

The items comprising other comprehensive income (loss) in the Statements of Shareholder's Equity include securities, DAC and DSIC and are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                         2008        2007        2006
-----------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                             $(28,726)     $523      $(5,950)


13. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable RiverSource Life of NY to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life of NY does not engage in any derivative instrument trading activities.

The following table presents a summary of the notional amount and the current fair value of derivative instruments held at:

                                                                         DECEMBER 31,
                                      ----------------------------------------------------------------------------------
                                                        2008                                      2007
------------------------------------------------------------------------------------------------------------------------
                                        NOTIONAL            FAIR VALUE            NOTIONAL            FAIR VALUE
(IN THOUSANDS)                           AMOUNT         ASSET       LIABILITY      AMOUNT         ASSET       LIABILITY
------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                     $ 56,000       $15,981       $    --      $113,000       $ 3,546       $(2,960)
Purchased equity options                 386,578        35,364        (5,751)      296,521        20,489        (2,153)
Equity futures purchased(1)                   --            --            --         1,108            --            --
Equity futures sold(1)                    59,407            --            --        15,511            --            --
------------------------------------------------------------------------------------------------------------------------
  Total(2)                              $501,985       $51,345       $(5,751)     $426,140       $24,035       $(5,113)
------------------------------------------------------------------------------------------------------------------------


(1) Equity futures have no recorded value as they are cash settled daily.
(2) The above table does not include certain embedded derivatives.

The derivative instruments in the above table hedge RiverSource Life of NY's GMWB and GMAB annuities.

See Note 9 for additional information regarding RiverSource Life of NY's fair value measurement of derivative instruments.

Derivatives Not Designated as Hedges
RiverSource Life of NY holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of variable annuity guaranteed benefits.

Certain annuity products contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life of NY economically hedges the exposure related to GMWB and GMAB provisions using various equity futures, equity options and interest rate swaps. The premium associated with certain of these options is paid semi-annually over the life of the option contract. As of December 31, 2008, the remaining payments RiverSource Life of NY is scheduled to make for these options total $34 million through June 31, 2023.

Embedded Derivatives
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. The fair value of embedded derivatives for annuity related products is included in future policy benefits. The changes in fair values of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

Credit Risk

Credit risk associated with RiverSource Life of NY's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the contract. To mitigate such risk, counterparties are all required to be preapproved. Additionally, RiverSource Life of NY may, from time to time, enter into master netting arrangements and collateral arrangements wherever practical. At December 31, 2008 and 2007, RiverSource Life of NY accepted collateral consisting primarily of cash of $38.4 million and $1.5 million, respectively, from counterparties. In addition, as of December 31, 2008, RiverSource Life of NY provided collateral consisting primarily of cash of $31.0 million and $1.1 million, respectively, to counterparties. As of December 31, 2008, RiverSource Life of NY's maximum credit exposure to derivative transactions after considering netting arrangements with counterparties and collateral arrangements was approximately $8.5 million.

14. COMMITMENTS AND CONTINGENCIES

At December 31, 2008 and 2007, RiverSource Life of NY had no material commitments to purchase investments.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    143

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2008, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

15. STATUTORY INSURANCE ACCOUNTING PRACTICES

Reconciliations of net income for the years ended December 31 and shareholder's equity at December 31, as shown in the accompanying financial statements, to that determined using statutory accounting practices are as follows:

Net Income

(IN THOUSANDS)                                                         2008        2007        2006
-----------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements             $ (5,964)   $42,496     $45,990
Deferred acquisition costs (GAAP item)                                 12,770     (6,453)     (8,454)
Deferred sales inducement costs (GAAP item)                            (2,211)    (4,220)     (3,877)
Deferred income tax expense( )(GAAP item)                             (22,571)     1,184       4,877
Change in future policy benefits(1)                                    32,034     (1,342)      8,561
Current income tax expense(1)                                          11,939         --          --
Net investment income(1)                                                 (619)    (4,871)         18
Change in separate account liabilities(1)                             (19,887)    19,189      17,774
Mark-to-market on derivatives(2)                                      (40,691)       177          --
Interest maintenance reserves transfer, net of amortization
  (statutory item)                                                      1,507     (1,941)       (557)
Other, net(1)                                                            (352)    (1,055)     (1,331)
-----------------------------------------------------------------------------------------------------
Statutory-basis net income (loss)                                    $(34,045)   $43,164     $63,001

-----------------------------------------------------------------------------------------------------


(1) Represents valuation differences between GAAP and statutory income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

The following table is a reconciliation of statutory-basis net income (loss) as previously reported to the New York Department of Insurance in the Annual Statement to the statutory-basis net income (loss) reported above:

(IN THOUSANDS)                                                                     2007
-----------------------------------------------------------------------------------------
Statutory-basis net income (loss) as previously reported in the Annual
  Statement                                                                      $34,027
Tax adjustment                                                                     9,137
-----------------------------------------------------------------------------------------
Statutory-basis net income (loss), adjusted                                      $43,164

-----------------------------------------------------------------------------------------




 144    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT

RiverSource Life Insurance Co. of New York

--------------------------------------------------------------------------------

Shareholder's Equity

(IN THOUSANDS)                                                         2008        2007        2006
-----------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements         $ 281,965   $ 420,247   $ 468,990
Net unrealized gains and losses on Available-for-Sale investments
  (GAAP item)                                                         124,156      19,398      20,651
Prepaid reinsurance (GAAP item)                                       (11,234)     (6,221)     (4,922)
Deferred sales inducements costs (GAAP item)                          (23,808)    (19,447)    (15,658)
Deferred acquisition costs (GAAP item)                               (242,555)   (234,561)   (241,568)
Future policy benefits(1)                                              35,845       1,632       5,832
Current income taxes, net(1)                                           11,939          --          --
Deferred income taxes, net(1)                                          (3,977)     45,272      46,869
Separate account liability adjustment (statutory item)                 87,852     107,739      94,387
Asset valuation reserve (statutory item)                              (13,468)    (13,891)    (16,631)
Non-admitted assets (statutory item)                                  (27,781)    (27,088)    (24,089)
Other, net(1)                                                          (3,309)     (9,666)     (2,333)
-----------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                 $ 215,625   $ 283,414   $ 331,528
-----------------------------------------------------------------------------------------------------


(1) Represents valuation differences between GAAP and statutory balance sheet amounts.

The following table is a reconciliation of statutory-basis capital and surplus as previously reported to the New York Department of Insurance in the Annual Statement to the statutory-basis capital and surplus reported above:

(IN THOUSANDS)                                                                     2007
-----------------------------------------------------------------------------------------
Statutory-basis capital and surplus as reported in the Annual Statement          $274,277
Tax adjustment                                                                      9,137
-----------------------------------------------------------------------------------------
Statutory-basis capital and surplus, adjusted                                    $283,414

-----------------------------------------------------------------------------------------




                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT    145

S-6343 G (5/09)

PART C.

Item 24. Financial Statements and Exhibits

(a)  Financial statements included in Part B of this Registration Statement:

     The audited financial statements of the RiverSource of New York Variable Annuity Account

     Report of Independent Registered Public Accounting Firm dated April 24,
     2009.

     Statements of Assets and Liabilities for the year ended Dec. 31, 2008.

     Statements of Operations for the year ended Dec. 31, 2008.

     Statements of Changes in Net Assets for the years ended Dec. 31, 2008 and 2007.

     Notes to Financial Statements.

     The audited financial statements of RiverSource Life Insurance Co. of New York

     Report of Independent Registered Public Accounting Firm dated March 27,
     2009.

     Balance Sheets as of Dec. 31, 2008 and 2007.

     Statements of Income for the years ended Dec. 31, 2008, 2007 and 2006.

     Statements of Cash Flows for the years ended Dec. 31, 2008, 2007 and 2006.

     Statements of Shareholder's Equity for the three years ended Dec. 31, 2008, 2007 and 2006.

     Notes to Financial Statements.

(b)  Exhibits:

1.1 Consent in writing in Lieu of Meeting of IDS Life of New York establishing the IDS Life of New York Flexible Portfolio Annuity Account dated April 17, 1996, filed electronically as Exhibit 1 to Registrant's Initial Registration Statement No. 333-03867 is incorporated by reference.

1.2 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 105 additional subaccounts within the separate account dated November 19, 1999 filed electronically as Exhibit 1.2 to Registrant's Initial Registration Statement No. 333-91691 filed on or about Nov. 29, 1999, is incorporated by reference.

1.3 Resolution of the Board of Directors of IDS Life of New York establishing 86 additional subaccounts within the separate account, filed electronically as Exhibit 1.3 to Registrant's Post-Effective Amendment No. 1 to Registration Statement No. 333-91691, is incorporated by reference.

1.4 Resolution of the Board of Directors of IDS Life of New York establishing 8 additional subaccounts within the seperate account, filed electronically as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-91691, is incorporated by reference.

1.5 Consent in writing in Lieu of Meeting of IDS Life of New York establishing 46 additional subaccounts within the separate account, dated Aug. 2, 2001, filed electronically as Exhibit 1.5 to Registrant's Post-Effective Amendment No. 3 filed on or about Aug. 9, 2001, is incorporated by reference.

1.6 Resolution of the Board of Directors of IDS Life of New York establishing 2 additional subaccounts within the separate account, dated Feb. 28, 2002, filed electronically as Exhibit 1.6 to Registrant's Post-Effective Amendment No. 4 to Registration Statement No. 333-91691 is incorporated herein by reference.

1.7 Consent in Writing in Lieu of a Meeting of the Board of Directors of IDS Life of New York establishing 112 additional subaccounts within the separate account, dated Oct. 28, 2002, filed electronically as Exhibit
       1.7 to Registrant's Post-Effective Amendment No. 6 filed on or about Sept. 6, 2002, is incorporated by reference.

1.8 Resolution of the Board of Directors of IDS Life of New York establishing 36 additional subaccounts within the separate account, dated Sept. 22, 2004 filed electronically as Exhibit 1.8 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.9 Resolution of the Board of Directors of IDS Life of New York establishing an additional subaccount within the separate account, dated April 27, 2005 filed electronically as Exhibit 1.9 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

1.10 Resolution of the Board of Directors establishing 18 additional subaccounts within the separate account, dated April 12, 2006 filed electronically as Exhibit 1.10 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

1.11 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of Merger and subsequent name changes, dated Aug. 29, 2006, filed electronically as Exhibit 1.11 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

2      Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed electronically as Exhibit 3.1 to the Initial Registration Statement on Form N-4 for RiverSource of New York Variable Annuity Account 2 (previously ACL Variable Annuity Account 2), RiverSource Endeavor Select(SM) Variable Annuity, RiverSource Innovations(SM) Select Variable Annuity and RiverSource Innovations(SM) Variable Annuity , on or about Jan. 2, 2007, is incorporated by reference.

4.1 Form of Deferred Annuity Contract for non-qualified contracts (form 31053), filed electronically as Exhibit 4.1 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.2 Form of Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.3 Form of 5-Year Maximum Anniversary Value Death Benefit Rider, filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.4 Form of Return of Purchase Payment Death Benefit Rider, filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.5 Form of Traditional IRA or SEP-IRA Annuity Endorsement (form 139042) filed electronically as Exhibit 4.2 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.6 Form of Roth IRA Annuity Endorsement (form 139043) filed electronically as Exhibit 4.3 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.7 Form of SIMPLE IRA Annuity Endorsement (form 139044) filed electronically as Exhibit 4.4 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.8 Form of Deferred Annuity Contract for tax-qualified contracts (form 139035), filed electronically as Exhibit 4.5 to Registrant's Post-Effective Amendment No. 8 to Registration Statement No. 333-91691 is incorporated herein by reference.

4.9 Form of Deferred Annuity Contract for American Express Retirement Advisor Select Plus(SM) Variable Annuity filed electronically as Exhibit 4.9 to Registrant's Post-Effective Amendment No. 11 to Registration Statement No. 333-91691 is incorporated by reference.

4.10 Form of Deferred Annuity Contract for American Express Retirement Advisor Advantage Plus(SM) Variable Annuity (form 31053A) filed electronically as
       Exhibit 4.10 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.11 Form of Guaranteed Minimum Withdrawal Benefit Rider filed electronically as Exhibit 4.10 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-91691, is incorporated by reference.

4.12 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Advantage Variable Annuity (form 139482) filed electronically as Exhibit
       4.12 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.13 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Select Variable Annuity (form 139483) filed electronically as Exhibit
       4.13 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.14 Form of Deferred Annuity Contract for RiverSource Retirement Advisor 4 Access Variable Annuity (form 139484) filed electronically as Exhibit
       4.14 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.15 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (Withdrawal Benefit for Life) (form 139476A) filed electronically as Exhibit 4.15 to Registrant's Post-Effective Amendment No. 21 to Registration Statement No. 333-91691, is incorporated by reference.

4.16 Copy of Company name change endorsement (form 139491) for RiverSource Life Insurance Co. of New York filed electronically as Exhibit 4.16 to Registrant's Post-Effective Amendment No. 22 to Registration Statement No. 333-91691, is incorporated by reference.

4.17   Form of SecureSource Joint Life rider filed electronically as Exhibit
       4.17 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691, is incorporated by reference.

4.18   Form of SecureSource Single Life rider filed electronically as Exhibit
       4.18 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691, is incorporated by reference.

5. Form of Variable Annuity Application filed electronically as Exhibit 5 to Post-Effective Amendment No. 1 to Registration Statement No. 333-91691 is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec.31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 28 to Registration Statement No. 333-69777 is incorporated by reference.

7.     Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as
       Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h) (2) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.3 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.4 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.5 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust I, Columbia Management

       Advisors, LLC and Columbia Management Distributors, Inc. filed electronically as Exhibit 27(h) (13) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.7 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.8 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.9 Copy of Evergreen Variable Annuity Trust Amended and Restated Participation Agreement dated June 1, 2006, by and among IDS Life Insurance Company of New York and Evergreen Variable Annuity Trust filed electronically as Exhibit 27(h) (14) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.10 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007,among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.11 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors Inc.), dated August 1, 2005 filed electronically as Exhibit 8.7 to Registrant's Post-Effective Amendment No. 20 to Registration Statement No. 333-91691 is incorporated by reference.

8.12 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No.

       333-44644 is incorporated herein by reference.

8.13 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as
       Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.15 Copy of Participation Agreement among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006 filed electronically as Exhibit 8.15 to Registrant's Post-Effective Amendment No. 24 is incorporated by reference.

8.16 Copy of Fund Participation Agreement dated March 2, 2006, by and between Neuberger Berman Advisers Management Trust, Neuberger Berman Management, Inc. and IDS Life Insurance Company of New York filed electronically as
       Exhibit 8.16 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.17 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.18 Copy of Amended and Restated Fund Participation Agreement dated September 1, 2006, among Pioneer Variable Contracts Trust, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. Pioneer Investment Management, Inc., and Pioneer Funds Distributor, Inc. filed electronically as Exhibit 27(h)(15) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.19 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.20   Copy of Participation Agreement dated January 1, 2007, by and among

       RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit
       8.23 to Post-Effective Amendment No. 42 to Registration Statement No. 333-79311 is incorporated herein by reference.

8.21 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22 Copy of Amended and Restated Participation Agreement dated October 12, 2006, by and among Third Avenue Variable Series Trust, Third Avenue Management LLC and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(17) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.23 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.24 Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

8.25 Copy of Participation Agreement by and among Wells Fargo Variable Trust and RiverSource Life Insurance Co. of New York and Wells Fargo Distributor, LLC dated Jan. 1, 2007 filed electronically as Exhibit 8.25 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.26 16, 2006, by and among IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.26 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.27 Copy of Participation Agreement dated Jan. 1, 2007, by and among RiverSource Life Insurance Co. of New York, RiverSource Distributors, Inc. and Lazard Asset Management Securities LLC and Lazard Retirement Series, Inc. filed electronically as Exhibit 8.27 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.28 Copy of Amended and Restated Participation Agreement dated Jan. 1, 2007, by and among Royce Capital Fund, Royce Associates LLC and RiverSource Life Insurance Co. of New York, filed electronically as Exhibit 8.28 to Registrant's Post-Effective Amendment No. 24 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.29 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007, among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York filed electronically as
       Exhibit 8.4 to RiverSource of New York Variable Annuity Account 2's Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 24, 2008 is incorporated by reference herein.

9. Opinion of counsel and consent to its use as the legality of the securities being registered is filed electronically herewith.

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Variable Annuity is filed electronically herewith.

10.2 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Variable Annuity/ RiverSource Retirement Advisor Select Variable Annuity is filed electronically herewith.

10.3 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Plus Variable Annuity/ RiverSource Retirement Advisor Select Plus Variable Annuity/ is filed electronically herewith.

10.4 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor 4 Advantage Variable Annuity/ RiverSource Retirement Advisor 4 Select Variable Annuity/ RiverSource Retirement Advisor 4 Access Variable Annuity is filed electronically herewith.

11.    None.

12.    Not applicable.

13. Power of Attorney to sign Amendments to this Registration Statement, dated Oct. 22, 2008 is filed electronically herewith.

14.    Not applicable.

(MODULE)
(NAME) IDSLNY25
(CIK) 0000703704
(CCC) qkt@w4na
(/MODULE)

(MODULE)
(NAME) N4ITEM26
(CIK) 0000926266
(CCC) $3daimgs
(/MODULE)

Item 27. Number of Contractowners

          As of March 31, 2009, there were 13,715 non-qualified contract owners and 20,152 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(MODULE)
(NAME) IDSLNY29
(CIK) 0000703704
(CCC) qkt@w4na
(/MODULE)

(c) RiverSource Distributors, Inc., the principal underwriter during Registrant's last fiscal year, was paid the following commissions:

 NAME OF PRINCIPAL       NET UNDERWRITING        COMPENSATION    BROKERAGE
    UNDERWRITER      DISCOUNT AND COMMISSIONS   ON REDEMPTION   COMMISSIONS   COMPENSATION
------------------   ------------------------   -------------   -----------   ------------
RiverSource           $22,750,353               None            None          None
   Distributors,
   Inc.

Item 30. Location of Accounts and Records

         RiverSource Life Insurance Co. of New York
         20 Madison Avenue Extension
         Albany, NY 12203

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988).Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York, on behalf of the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on this 27th day of April, 2009.

                                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY
                                        ACCOUNT

                                        By RiverSource Life Insurance Co. of
                                        New York
                                        (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                        ----------------------------------------
                                        Timothy V. Bechtold
                                        President and Chief Executive Officer

As required by the Securities Act of 1933, this Amendment to Registration Statement has been signed by the following persons in the capacities indicated on the 27th day of April, 2009.

SIGNATURE                               TITLE
---------                               -----


/s/ Gumer C. Alvero*                    Director and Senior Vice President -
-------------------------------------   Annuities
Gumer C. Alvero


/s/ Lori J. Arrell*                     Director
-------------------------------------
Lori J. Arrell


/s/ Timothy V. Bechtold*                Director, President and Chief
-------------------------------------   Executive Officer
Timothy V. Bechtold


/s/ Maureen A. Buckley*                 Director, Vice President, Chief
-------------------------------------   Operating Officer, Consumer Affairs
Maureen A. Buckley                      Officer, Claims Officer and Anti-Money
                                        Laundering Officer


/s/ Rodney P. Burwell*                  Director
-------------------------------------
Rodney P. Burwell



/s/ Richard N. Bush*                    Senior Vice President - Corporate Tax
-------------------------------------
Richard N. Bush


/s/ Robert R. Grew*                     Director
-------------------------------------
Robert R. Grew


/s/ Ronald L. Guzior*                   Director
-------------------------------------
Ronald L. Guzior


/s/ Jean B. Keffeler*                   Director
-------------------------------------
Jean B. Keffeler


/s/ Thomas R. McBurney*                 Director
-------------------------------------
Thomas R. McBurney


/s/ Jeffrey McGregor*                   Director
-------------------------------------
Jeffrey McGregor


/s/ Jeryl A. Millner*                   Director
-------------------------------------
Jeryl A. Millner


/s/ Thomas V. Nicolosi*                 Director
-------------------------------------
Thomas V. Nicolosi


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------
David K. Stewart


/s/ Michael R. Woodward*                Director
-------------------------------------
Michael R. Woodward

* Signed pursuant to Power of Attorney dated Oct. 22, 2008, filed electronically herewith, by:


/s/ Dixie Carroll
-------------------------------------
Dixie Carroll
Assistant General Counsel and
Assistant Secretary

      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 28 TO REGISTRATION STATEMENT

This Post-Effective Amendment is comprised of the following papers and documents:

The Cover Page.

PART A.

The prospectuses for:

RiverSource Retirement Advisor Variable Annuity
RiverSource Retirement Advisor Advantage Variable Annuity/RiverSource Retirement Advisor Select Variable Annuity
RiverSource Retirement Advisor Plus Advantage Variable Annuity/RiverSource Retirement Advisor Select Plus Variable Annuity
RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity and RiverSource Retirement
Advisor 4 Access Variable Annuity

PART B.

The Combined Statement of Additional Information and Financial Statements

Financial Statements.

Part C.

          Other Information.

          The signatures.

                                  EXHIBIT INDEX

9. Opinion of counsel and consent to its use as the legality of the securities being registered.

10.1 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Variable Annuity.

10.2 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Variable Annuity/RiverSource Retirement Advisor Select Variable Annuity.

10.3 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor Advantage Variable Annuity/RiverSource Retirement Advisor Select Variable Annuity

10.4 Consent of Independent Registered Public Accounting Firm for RiverSource Retirement Advisor 4 Advantage Variable Annuity, RiverSource Retirement Advisor 4 Select Variable Annuity and RiverSource Retirement Advisor 4 Access Variable Annuity.

13.  Power of Attorney dated Oct.22, 2008.